UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Salvatore Papa, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
100 Summer Street, 7th Floor	One Bush Street, Suite 1600
Boston, Massachusetts 02111	San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30
Date of reporting period: December 31, 2018

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT December 31, 2018

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 99.1%
Australia — 0.6%
Australia & New Zealand
Banking Group Ltd.,
2.250%, 12/19/19 ±	USD	500,000	$495,791
Australia & New Zealand
Banking Group Ltd. MTN,
1.600%, 7/15/19	USD	2,250,000	2,232,797
National Australia Bank Ltd.,
2.250%, 1/10/20	USD	1,000,000	991,668
			3,720,256
Canada — 10.0%
Bank of Montreal MTN,
2.100%, 6/15/20	USD	12,500,000	12,339,470
Bank of Montreal MTN,
3.100%, 7/13/20	USD	8,600,000	8,597,189
Bank of Nova Scotia (The),
2.350%, 10/21/20	USD	1,000,000	988,036
Province of Ontario Canada,
1.875%, 5/21/20	USD	6,500,000	6,427,478
Province of Ontario Canada,
4.400%, 4/14/20	USD	2,650,000	2,706,807
Province of Quebec Canada,
3.500%, 7/29/20	USD	1,500,000	1,519,444
Royal Bank of Canada,
2.150%, 10/26/20	USD	8,000,000	7,879,202
Royal Bank of Canada MTN,
2.350%, 10/30/20	USD	3,462,000	3,420,802
Toronto-Dominion Bank (The)
GMTN, 1.850%, 9/11/20	USD	1,500,000	1,472,923
Toronto-Dominion Bank (The)
MTN, 3.000%, 6/11/20	USD	16,463,000	16,479,082
			61,830,433
France — 0.3%
Total Capital SA,
4.450%, 6/24/20	USD	2,000,000	2,041,494
Japan — 0.3%
MUFG Bank Ltd.,
2.300%, 3/05/20 ±	USD	1,000,000	990,691
Mizuho Bank Ltd.,
2.400%, 3/26/20 ±	USD	1,000,000	990,408
			1,981,099
Netherlands — 2.8%
Cooperatieve Rabobank UA,
1.375%, 8/09/19	USD	880,000	871,561
Shell International Finance BV,
2.125%, 5/11/20	USD	13,365,000	13,242,724
Shell International Finance BV,
4.375%, 3/25/20	USD	3,000,000	3,052,293
			17,166,578
Norway — 0.1%
Equinor ASA,
2.250%, 11/08/19	USD	600,000	595,468
Sweden — 1.0%
Svensk Exportkredit AB,
1.750%, 5/18/20	USD	4,000,000	3,950,916
Svensk Exportkredit AB MTN,
2.750%, 10/07/20	USD	2,000,000	2,002,618
			5,953,534
United Kingdom — 0.5%
BAT International Finance PLC,
2.750%, 6/15/20 ±	USD	3,000,000	2,948,732
United States — 83.5%
Amazon.com, Inc.,
1.900%, 8/21/20		$8,497,000	8,376,664
Amgen, Inc., 2.200%, 5/11/20		3,000,000	2,963,145
Anthem, Inc., 4.350%, 8/15/20		1,000,000	1,017,999
Apple, Inc., 1.800%, 5/11/20		2,909,000	2,872,927
Apple, Inc., 2.000%, 11/13/20		5,265,000	5,197,054
AT&T, Inc., 5.200%, 3/15/20		1,000,000	1,021,933
Bank of America Corp. MTN,
2.625%, 10/19/20		4,500,000	4,453,995
Biogen, Inc., 2.900%, 9/15/20		4,250,000	4,220,085
Boston Scientific Corp.,
2.850%, 5/15/20		5,000,000	4,969,075
Caterpillar Financial
Services Corp. MTN,
2.000%, 3/05/20		2,361,000	2,333,192
Chevron Corp.,
1.991%, 3/03/20		4,750,000	4,708,553
Cisco Systems, Inc.,
1.400%, 9/20/19		844,000	836,517
Cisco Systems, Inc.,
4.450%, 1/15/20		5,000,000	5,078,380
Citigroup, Inc.,
2.400%, 2/18/20		2,500,000	2,477,979
Comcast Corp.,
5.150%, 3/01/20		1,000,000	1,023,826
Edison International,
2.125%, 4/15/20		5,069,000	4,935,932
Federal Home Loan Banks,
1.875%, 3/13/20		21,000,000	20,822,802
Federal Home Loan Banks,
2.125%, 2/11/20		12,000,000	11,945,088
Federal Home Loan Banks,
2.375%, 3/30/20		15,000,000	14,969,145
Federal Home Loan Banks,
2.625%, 5/28/20		20,500,000	20,532,411
Federal Home Loan Banks,
3.375%, 6/12/20		39,000,000	39,470,028
Federal Home Loan Banks,
4.125%, 3/13/20		19,200,000	19,545,888
General Dynamics Corp.,
2.875%, 5/11/20		3,000,000	3,002,655
General Electric Co. GMTN,
5.500%, 1/08/20		2,000,000	2,024,056
Gilead Sciences, Inc.,
2.350%, 2/01/20		3,505,000	3,482,043
Gilead Sciences, Inc.,
2.550%, 9/01/20		1,910,000	1,895,011

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Goldman Sachs Group Inc. (The)
GMTN, 5.375%, 3/15/20	$500,000	$511,269
HSBC USA, Inc.,
2.750%, 8/07/20	1,685,000	1,667,052
John Deere Capital Corp. MTN,
2.050%, 3/10/20	2,260,000	2,234,695
JPMorgan Chase & Co.,
4.400%, 7/22/20	2,500,000	2,545,783
JPMorgan Chase & Co.,
4.950%, 3/25/20	1,791,000	1,829,228
KeyCorp MTN,
2.900%, 9/15/20	3,780,000	3,753,566
Kraft Heinz Foods Co.,
5.375%, 2/10/20	4,500,000	4,604,062
Laboratory Corp. of America
Holdings, 2.625%, 2/01/20	881,000	875,108
Medtronic, Inc.,
2.500%, 3/15/20	2,000,000	1,990,110
Merck & Co., Inc.,
1.850%, 2/10/20	5,633,000	5,583,464
Microsoft Corp.,
3.000%, 10/01/20	3,887,000	3,914,271
Morgan Stanley,
2.800%, 6/16/20	4,645,000	4,616,456
NextEra Energy Capital Holdings,
Inc., 3.342%, 9/01/20	3,000,000	3,007,158
Novartis Capital Corp.,
1.800%, 2/14/20	1,493,000	1,476,525
Oracle Corp., 3.875%, 7/15/20	1,000,000	1,015,376
Packaging Corp. of America,
2.450%, 12/15/20	1,000,000	982,319
Philip Morris International, Inc.,
2.000%, 2/21/20	3,715,000	3,669,248
Philip Morris International, Inc.,
4.500%, 3/26/20	1,500,000	1,525,754
QUALCOMM, Inc.,
2.250%, 5/20/20	1,000,000	986,299
Quest Diagnostics, Inc.,
4.750%, 1/30/20	1,000,000	1,016,361
Sherwin-Williams Co. (The),
2.250%, 5/15/20	2,000,000	1,970,035
SVB Financial Group,
5.375%, 9/15/20	3,000,000	3,096,309
Toyota Motor Credit Corp.,
1.950%, 4/17/20	7,879,000	7,782,616
Toyota Motor Credit Corp.
GMTN, 2.200%, 1/10/20	2,000,000	1,982,173
Toyota Motor Credit Corp. MTN,
2.150%, 3/12/20	4,831,000	4,775,884
Unilever Capital Corp.,
1.800%, 5/05/20	500,000	492,656
United States Treasury Note,
1.125%, 3/31/20	17,500,000	17,197,852
United States Treasury Note,
1.125%, 4/30/20	17,000,000	16,682,246
United States Treasury Note,
1.250%, 1/31/20	24,000,000	23,655,469
United States Treasury Note,
1.250%, 2/29/20	29,500,000	29,048,857
United States Treasury Note,
1.375%, 1/15/20	7,000,000	6,912,363
United States Treasury Note,
1.375%, 2/15/20	33,000,000	32,548,828
United States Treasury Note,
1.375%, 2/29/20	11,000,000	10,847,461
United States Treasury Note,
1.375%, 3/31/20	33,500,000	33,011,895
United States Treasury Note,
1.500%, 4/15/20	13,000,000	12,828,359
United States Treasury Note,
1.500%, 5/15/20	2,000,000	1,971,836
United States Treasury Note,
1.625%, 3/15/20	25,500,000	25,217,607
United States Treasury Note,
2.250%, 3/31/20	27,000,000	26,892,422
Verizon Communications, Inc.,
2.625%, 2/21/20	1,785,000	1,778,809
Wal-Mart Stores, Inc.,
1.750%, 10/09/19	10,377,000	10,305,309
Walmart, Inc.,
2.850%, 6/23/20	3,127,000	3,132,735
Wells Fargo & Co.,
2.150%, 1/30/20	1,938,000	1,917,228
Wells Fargo & Co. GMTN,
2.600%, 7/22/20	3,000,000	2,971,593
		519,001,029
TOTAL BONDS AND NOTES
(Identified Cost $615,289,401)		615,238,623

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.4%
State Street Institutional U.S. Government
Money Market Fund, 2.270%	2,744,693	$2,744,693
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $2,744,693)		2,744,693

Total Investments — 99.5%
(Identified Cost $618,034,094)		617,983,316
Cash and Other Assets, Less
Liabilities — 0.5%		3,322,212
Net Assets — 100.0%		$621,305,528

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2018 amounted to $5,425,622 or 0.87% of the net assets of the Fund.

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
USD — U.S. Dollar

Portfolio Sectors
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.4%
Australia — 7.1%
Australia & New Zealand
Banking Group Ltd,
2.550%, 11/23/21	USD	1,200,000	$1,175,276
Australia & New Zealand
Banking Group Ltd. MTN,
2.300%, 6/01/21	USD	7,850,000	7,663,763
Australia & New Zealand
Banking Group Ltd. MTN,
2.700%, 11/16/20	USD	1,661,000	1,643,708
Commonwealth Bank of Australia,
0.500%, 7/11/22	EUR	500,000	574,262
Commonwealth Bank of Australia,
2.050%, 9/18/20±	USD	2,000,000	1,961,973
Commonwealth Bank of Australia,
2.250%, 3/10/20±	USD	2,950,000	2,924,502
Commonwealth Bank of Australia
GMTN, 2.300%, 3/12/20	USD	1,900,000	1,880,469
National Australia Bank Ltd.,
2.400%, 12/09/19±	USD	6,481,000	6,440,095
National Australia Bank Ltd.,
2.625%, 7/23/20	USD	5,000,000	4,948,483
National Australia Bank Ltd.
GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,586,472
National Australia Bank Ltd.
GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,743,175
Westpac Banking Corp.,
0.250%, 1/17/22	EUR	1,000,000	1,140,211
Westpac Banking Corp.,
2.600%, 11/23/20	USD	16,825,000	16,614,909
			52,297,298
Austria — 0.2%
Republic of Austria Government
Bond, 0.000%, 9/20/22±	EUR	1,000,000	1,159,355
Belgium — 0.7%
Kingdom of Belgium Government
Bond, 2.250%, 6/22/23	EUR	1,000,000	1,269,679
Kingdom of Belgium Government
Bond, 4.250%, 9/28/22±	EUR	2,750,000	3,688,989
			4,958,668
Canada — 21.3%
Bank of Montreal,
1.880%, 3/31/21	CAD	2,500,000	1,799,535
Canada Housing Trust No 1,
1.250%, 12/15/20±	CAD	3,000,000	2,166,891
Canada Housing Trust No. 1,
1.200%, 6/15/20±	CAD	3,000,000	2,175,154
Canada Housing Trust No. 1,
1.750%, 6/15/22±	CAD	3,000,000	2,168,012
CPPIB Capital, Inc.,
1.400%, 6/04/20	CAD	19,500,000	14,157,068
CPPIB Capital, Inc.,
2.250%, 1/25/22±	USD	4,000,000	3,941,895
Province of Alberta Canada,
1.250%, 6/01/20	CAD	5,000,000	3,622,473
Province of Alberta Canada,
1.350%, 9/01/21	CAD	11,000,000	7,878,472
Province of Alberta Canada,
1.750%, 8/26/20±	USD	2,000,000	1,968,662
Province of British Columbia
Canada, 3.700%, 12/18/20	CAD	23,500,000	17,752,725
Province of Manitoba Canada,
1.550%, 9/05/21	CAD	10,000,000	7,200,337
Province of Manitoba Canada,
2.050%, 11/30/20	USD	3,000,000	2,957,506
Province of Ontario Canada,
1.350%, 3/08/22	CAD	3,000,000	2,135,226
Province of Ontario Canada,
2.500%, 9/10/21@	USD	11,082,000	11,003,002
Province of Ontario Canada,
4.200%, 6/02/20	CAD	8,500,000	6,413,478
Province of Quebec Canada,
2.750%, 8/25/21@	USD	8,000,000	8,006,143
Province of Quebec Canada,
4.500%, 12/01/20	CAD	13,000,000	9,953,780
Royal Bank of Canada,
1.583%, 9/13/21	CAD	2,500,000	1,776,516
Royal Bank of Canada,
1.920%, 7/17/20	CAD	14,000,000	10,153,281
Royal Bank of Canada GMTN,
2.500%, 1/19/21@	USD	5,000,000	4,944,144
Royal Bank of Canada MTN,
2.350%, 10/30/20	USD	1,910,000	1,887,271
Toronto-Dominion Bank (The),
1.800%, 7/13/21@	USD	9,750,000	9,438,432
Toronto-Dominion Bank (The)
GMTN, 2.500%, 12/14/20	USD	1,500,000	1,485,634
Toronto-Dominion Bank (The)
MTN, 2.125%, 4/07/21	USD	10,000,000	9,788,626
Total Capital Canada Ltd.,
1.125%, 3/18/22	EUR	2,000,000	2,360,719
Toyota Credit Canada, Inc. MTN,
1.800%, 2/19/20	CAD	11,000,000	7,987,569
Toyota Credit Canada, Inc. MTN,
2.200%, 2/25/21	CAD	2,452,000	1,775,024
			156,897,575
Denmark — 0.1%
Kommunekredit,
0.250%, 3/29/23	EUR	1,000,000	1,158,120
Finland — 1.8%
Finland Government Bond,
1.500%, 4/15/23±	EUR	7,800,000	9,605,994
OP Corporate Bank PLC,
0.375%, 10/11/22	EUR	300,000	343,260
OP Corporate Bank PLC,
0.750%, 3/03/22	EUR	900,000	1,045,497
OP Corporate Bank PLC,
2.500%, 5/20/22	GBP	1,642,000	2,145,215
			13,139,966

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
France — 11.7%
Agence Francaise de
Developpement,
0.500%, 10/25/22	EUR	300,000	$349,685
Agence Francaise de
Developpement,
1.625%, 1/21/20	USD	3,000,000	2,965,629
Caisse d’Amortissement de la
Dette Sociale,
0.125%, 11/25/22	EUR	10,800,000	12,479,957
Caisse d’Amortissement de la
Dette Sociale,
2.000%, 3/22/21	USD	7,000,000	6,888,308
Dexia Credit Local SA,
0.250%, 6/02/22	EUR	5,850,000	6,756,686
Dexia Credit Local SA,
0.750%, 1/25/23	EUR	1,200,000	1,408,619
Dexia Credit Local SA,
1.125%, 6/15/22	GBP	1,500,000	1,885,949
Dexia Credit Local SA,
1.875%, 1/29/20	USD	5,898,000	5,845,467
French Republic
Government Bond OAT,
0.000%, 5/25/22	EUR	5,500,000	6,369,857
French Republic
Government Bond OAT,
0.000%, 3/25/23	EUR	6,100,000	7,033,272
French Republic
Government Bond OAT,
3.000%, 4/25/22	EUR	2,800,000	3,566,437
Sanofi, 0.500%, 3/21/23	EUR	4,200,000	4,864,741
Sanofi, 4.000%, 3/29/21	USD	4,280,000	4,378,711
Total Capital International SA,
0.250%, 7/12/23	EUR	1,200,000	1,366,239
Total Capital International SA,
2.125%, 3/15/23	EUR	1,200,000	1,474,534
Total Capital International SA,
2.750%, 6/19/21	USD	8,922,000	8,860,172
Total Capital SA,
4.125%, 1/28/21	USD	4,395,000	4,489,160
UNEDIC ASSEO,
0.125%, 5/25/22	EUR	2,000,000	2,307,797
UNEDIC ASSEO,
0.875%, 10/25/22	EUR	2,500,000	2,964,292
			86,255,512
Germany — 6.8%
FMS Wertmanagement,
1.000%, 9/07/22	GBP	600,000	757,935
KFW, 0.000%, 12/15/22	EUR	10,000,000	11,536,473
KFW, 0.875%, 3/15/22	GBP	1,000,000	1,260,700
Kreditanstalt fuer Wiederaufbau,
0.125%, 6/07/23	EUR	5,550,000	6,419,556
Kreditanstalt fuer Wiederaufbau,
0.125%, 2/24/23	EUR	400,000	463,199
Landwirtschaftliche Rentenbank,
0.050%, 6/12/23	EUR	3,500,000	4,027,223
Landwirtschaftliche Rentenbank,
1.250%, 5/20/22	EUR	600,000	721,901
NRW Bank, 0.000%, 8/10/22	EUR	900,000	1,036,263
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	5,660,294
NRW Bank, 0.125%, 7/07/23	EUR	6,300,000	7,263,517
State of North Rhine-
Westphalia Germany,
0.200%, 4/17/23	EUR	8,500,000	9,837,624
State of North Rhine-
Westphalia Germany,
0.375%, 2/16/23	EUR	900,000	1,049,496
			50,034,181
Luxembourg — 3.1%
European Financial
Stability Facility,
0.000%, 11/17/22	EUR	6,500,000	7,484,140
European Financial
Stability Facility,
0.125%, 10/17/23	EUR	4,000,000	4,597,504
European Financial
Stability Facility,
0.500%, 1/20/23	EUR	6,200,000	7,275,578
Novartis Finance SA,
0.125%, 9/20/23	EUR	3,000,000	3,407,881
			22,765,103

Netherlands — 8.3%
Bank Nederlandse Gemeenten
NV, 0.250%, 2/22/23	EUR	2,000,000	2,322,398
Bank Nederlandse Gemeenten
NV, 1.000%, 3/15/22	GBP	500,000	631,300
Bank Nederlandse Gemeenten
NV, 1.625%, 4/19/21	USD	14,500,000	14,159,424
Bank Nederlandse Gemeenten
NV, 2.375%, 2/01/22	USD	3,000,000	2,966,973
BNG Bank NV,
0.050%, 7/11/23	EUR	1,000,000	1,147,487
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
4.750%, 6/06/22	EUR	5,370,000	7,091,789
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA GMTN,
2.500%, 1/19/21	USD	12,391,000	12,179,658
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA GMTN,
4.000%, 1/11/22	EUR	1,000,000	1,276,861
Nederlandse Waterschapsbank
NV, 0.125%, 9/25/23	EUR	1,000,000	1,149,716
Shell International Finance BV,
1.750%, 9/12/21	USD	2,500,000	2,416,727
Shell International Finance BV,
2.125%, 5/11/20	USD	10,495,000	10,398,982
Shell International Finance BV,
2.250%, 11/10/20	USD	5,100,000	5,040,572
			60,781,887

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
New Zealand — 0.2%
ANZ New Zealand Int’l Ltd.,
0.400%, 3/01/22	EUR	355,000	$404,980
ASB Finance Ltd.,
0.500%, 6/10/22	EUR	800,000	913,270
			1,318,250
Norway — 1.7%
Equinor ASA,
2.900%, 11/08/20	USD	3,000,000	2,989,719
Kommunalbanken AS,
1.625%, 2/10/21	USD	5,000,000	4,898,510
Norway Government Bond,
3.750%, 5/25/21±	NOK	37,000,000	4,543,248
			12,431,477
Supranational — 4.2%
Asian Development Bank GMTN,
0.200%, 5/25/23	EUR	5,126,000	5,943,438
European Investment Bank,
0.000%, 10/16/23	EUR	11,500,000	13,189,245
European Investment Bank,
0.050%, 12/15/23	EUR	2,500,000	2,872,836
European Investment Bank,
1.625%, 3/15/23	EUR	600,000	736,734
European Stability Mechanism,
0.000%, 10/18/22	EUR	450,000	518,104
European Stability Mechanism,
0.100%, 7/31/23	EUR	6,500,000	7,481,571
			30,741,928
Sweden — 9.6%
Kommuninvest I Sverige AB,
0.250%, 6/01/22	SEK	112,999,999	12,753,862
Kommuninvest I Sverige AB,
0.750%, 2/22/23	SEK	65,000,000	7,436,084
Kommuninvest I Sverige AB,
2.500%, 12/01/20	SEK	15,000,000	1,770,731
Nordea Bank AB,
2.500%, 9/17/20±	USD	4,000,000	3,945,559
Skandinaviska Enskilda
Banken AB GMTN,
0.300%, 2/17/22	EUR	918,000	1,052,720
Svensk Exportkredit AB GMTN,
1.750%, 3/10/21	USD	3,500,000	3,434,458
Svensk Exportkredit AB GMTN,
2.375%, 3/09/22	USD	5,000,000	4,948,160
Svenska Handelsbanken AB,
0.250%, 2/28/22	EUR	250,000	286,011
Svenska Handelsbanken AB,
1.125%, 12/14/22	EUR	1,633,000	1,920,404
Svenska Handelsbanken AB,
1.950%, 9/08/20	USD	5,355,000	5,235,167
Svenska Handelsbanken AB,
2.450%, 3/30/21	USD	1,000,000	980,673
Svenska Handelsbanken AB,
5.125%, 3/30/20±	USD	5,000,000	5,120,355
Sweden Government Bond,
1.500%, 11/13/23±	SEK	75,000,000	9,099,016
Sweden Government Bond,
3.500%, 6/01/22	SEK	100,000,000	12,718,451
			70,701,651
United States — 21.6%
3M Co., 0.950%, 5/15/23	EUR	120,000	141,049
Alphabet, Inc.,
3.625%, 5/19/21	USD	6,929,000	7,070,696
Apple, Inc., 1.550%, 8/04/21	USD	5,000,000	4,849,795
Apple, Inc., 2.850%, 5/06/21	USD	3,000,000	3,004,681
Berkshire Hathaway, Inc.,
0.750%, 3/16/23	EUR	400,000	462,388
Berkshire Hathaway, Inc.,
2.200%, 3/15/21	USD	2,500,000	2,467,999
Berkshire Hathaway, Inc.,
3.750%, 8/15/21@	USD	1,200,000	1,226,537
Chevron Corp.,
1.961%, 3/03/20	USD	2,600,000	2,574,338
Chevron Corp.,
2.100%, 5/16/21	USD	2,048,000	2,009,156
Chevron Corp.,
2.498%, 3/03/22	USD	3,098,000	3,039,601
Cisco Systems, Inc.,
2.200%, 2/28/21	USD	7,950,000	7,847,113
Cisco Systems, Inc.,
4.450%, 1/15/20	USD	6,000,000	6,094,056
Coca-Cola Co. (The),
0.750%, 3/09/23	EUR	5,220,000	6,066,351
Coca-Cola Co. (The),
1.550%, 9/01/21	USD	610,000	591,675
Coca-Cola Co. (The),
3.300%, 9/01/21	USD	10,645,000	10,784,614
Exxon Mobil Corp.,
2.222%, 3/01/21	USD	6,450,000	6,359,127
Federal Home Loan Banks,
2.250%, 3/11/22	USD	6,000,000	5,931,078
Federal Home Loan Banks,
2.500%, 3/11/22	USD	2,000,000	1,996,850
Federal Home Loan Banks,
2.875%, 9/11/20	USD	900,000	904,910
Federal Home Loan Mortgage
Corp., 1.625%, 9/29/20@	USD	3,600,000	3,544,243
International Business Machines
Corp., 2.500%, 1/27/22@	USD	5,620,000	5,474,146
Johnson & Johnson,
2.250%, 3/03/22	USD	800,000	780,728
Merck & Co., Inc.,
1.850%, 2/10/20	USD	13,500,000	13,381,282
Microsoft Corp.,
1.550%, 8/08/21	USD	11,000,000	10,690,177

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Oracle Corp.,
1.900%, 9/15/21	USD	7,500,000	$7,279,399
Oracle Corp.,
2.800%, 7/08/21	USD	13,500,000	13,439,391
Pfizer, Inc., 0.250%, 3/06/22	EUR	2,400,000	2,755,736
Pfizer, Inc., 1.950%, 6/03/21	USD	4,000,000	3,923,845
Pfizer, Inc., 2.200%, 12/15/21	USD	7,970,000	7,838,270
Procter & Gamble Co. (The),
2.000%, 8/16/22	EUR	600,000	732,674
Toyota Motor Credit Corp. MTN,
2.150%, 3/12/20	USD	3,000,000	2,965,773
Toyota Motor Credit Corp. MTN,
2.600%, 1/11/22	USD	1,000,000	984,509
Toyota Motor Credit Corp. MTN,
2.750%, 5/17/21	USD	5,000,000	4,973,513
United States Treasury Note,
1.125%, 7/31/21	USD	3,000,000	2,899,453
United States Treasury Note,
1.500%, 7/15/20	USD	4,000,000	3,938,125
			159,023,278
TOTAL BONDS AND NOTES
(Identified Cost
$744,572,080)			723,664,249

	SHARES
SHORT-TERM INVESTMENTS — 2.3%
Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market
Fund, 2.27%		2,672,421	2,672,421
Collateral For Securities On Loan — 2.0%
State Street Navigator Securities
Lending Government Money
Market Portfolio, 2.35%		14,592,098	14,592,098

TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $17,264,519)			17,264,519

Total Investments — 100.7%
(Identified Cost $761,836,599)			740,928,768
Liabilities, Less Cash and Other
Assets — (0.7%)			(4,947,127)
Net Assets — 100.0%			$735,981,641

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2018 amounted to $60,909,701 or 8.28% of the net assets of the Fund.
@	A portion or all of the security were held on loan. As of December 31, 2018, the market value of the securities on loan was $14,309,281.

Key to abbreviations:
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
GMTN — Global Medium Term Note
MTN — Medium Term Note
NOK — Norwegian Krone
SEK — Swedish Krona
USD — U.S. Dollar

Country Weightings
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of December 31, 2018
Settlement	Currency		Currency			Total Value as of	Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	December 31, 2018	Appreciation	Depreciation
01/11/19	USD	38,824,690	EUR	33,262,843	Bank of America, N.A.	$38,136,032	$688,658	$—
01/11/19	USD	3,173,500	EUR	2,787,758	Bank of America, N.A.	3,196,180	—	(22,680)
01/11/19	USD	4,855,874	EUR	4,228,486	Morgan Stanley & Co., Inc.	4,847,982	7,892	—
01/11/19	USD	3,810,375	EUR	3,336,751	Morgan Stanley & Co., Inc.	3,825,603	—	(15,228)
01/11/19	USD	10,580,302	EUR	9,117,889	State Street Bank and Trust Co.	10,453,710	126,592	—
01/11/19	USD	4,373,250	EUR	3,827,721	State Street Bank and Trust Co.	4,388,503	—	(15,253)
01/11/19	USD	4,927,428	NOK	40,167,713	State Street Bank and Trust Co.	4,647,279	280,149	—
01/11/19	USD	4,828,427	SEK	43,471,962	Citibank, N.A.	4,908,330	—	(79,903)
01/11/19	USD	38,744,218	SEK	346,722,438	State Street Bank and Trust Co.	39,147,719	—	(403,501)
01/16/19	USD	6,890,075	GBP	5,291,658	State Street Bank and Trust Co.	6,749,079	140,996	—
01/18/19	USD	1,944,191	CAD	2,549,918	HSBC Bank USA	1,868,580	75,611	—
01/18/19	USD	101,829,478	CAD	132,463,054	Morgan Stanley & Co., Inc.	97,068,924	4,760,554	—
01/28/19	USD	143,872,049	EUR	125,227,438	State Street Bank and Trust Co.	143,778,212	93,837	—
Total							$6,174,289	$(536,565)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Aerospace & Defense — 2.6%
Boeing Co. (The)	16,461	$5,308,673
Other Securities^	100,633	12,958,693
		18,267,366
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	31,383	3,060,784
Other Securities^*	25,306	2,685,065
		5,745,849
Airlines — 0.7%
Other Securities^*	95,793	4,552,767

Auto Components — 0.3%
Other Securities^*	46,023	1,946,507

Automobiles — 0.5%
Other Securities^	177,641	3,150,406

Beverages — 2.4%
Coca-Cola Co. (The)	153,690	7,277,222
PepsiCo, Inc.	63,525	7,018,242
Other Securities^@	43,272	2,453,759
		16,749,223
Biotechnology — 2.8%
AbbVie, Inc.	45,211	4,168,002
Amgen, Inc.	25,582	4,980,048
Gilead Sciences, Inc.	48,654	3,043,308
Other Securities^*	78,263	7,227,018
		19,418,376

Building Products — 0.3%
Other Securities^	56,801	2,391,558

Capital Markets — 2.1%
Other Securities^	201,842	14,518,851

Chemicals — 1.9%
Other Securities^	167,726	13,053,863

Commercial Banks — 3.7%
Bank of America Corp.	126,833	3,125,165
JPMorgan Chase & Co.	72,295	7,057,438
Wells Fargo & Co.	92,745	4,273,690
Other Securities^	319,626	11,089,524
		25,545,817
Commercial Services & Supplies — 0.6%
Other Securities^	62,939	4,484,328
		4,484,328
Communications Equipment — 1.1%
Cisco Systems, Inc.	130,810	5,667,997
Other Securities^*	39,840	2,133,085
		7,801,082
Computers & Peripherals — 3.8%
Apple, Inc.	148,687	$23,453,887
Other Securities^	106,026	2,814,082
		26,267,969
Construction & Engineering — 0.1%
Other Securities^	17,883	650,113

Construction Materials — 0.1%
Other Securities^	4,482	481,822

Consumer Finance — 0.8%
Other Securities^	111,803	5,537,020

Containers & Packaging — 0.5%
Other Securities^	77,006	3,154,541

Distributors — 0.1%
Other Securities^	13,981	903,464

Diversified Consumer Services — 0.2%
Other Securities^*	28,885	1,307,691

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B*	25,462	5,198,831
Other Securities^	7,248	173,117
		5,371,948
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	205,857	5,875,159
Verizon Communications, Inc.	193,995	10,906,399
Other Securities^*	39,756	689,069
		17,470,627
Electric Utilities — 1.8%
Other Securities^	213,864	12,496,620

Electrical Equipment — 0.6%
Other Securities^*	56,866	3,793,184

Electronic Equipment, Instruments & Components — 0.8%
Other Securities^*	106,266	5,215,225

Energy Equipment & Services — 0.3%
Other Securities^*@	69,241	1,779,221

Entertainment — 1.9%
Walt Disney Co. (The)	45,225	4,958,921
Other Securities^*	140,304	8,097,938
		13,056,859
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	16,476	3,356,326
Walmart, Inc.	54,534	5,079,842
Other Securities^	88,866	4,002,132
		12,438,300
Food Products — 1.0%
Other Securities^	141,448	7,028,324

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities — 0.2%
Other Securities^	17,999	$1,079,080

Health Care Equipment & Supplies — 2.1%
Other Securities^	159,236	14,911,470

Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc.	28,864	7,190,600
Other Securities^*	132,289	13,361,680
		20,552,280
Health Care Technology — 0.1%
Other Securities^*	17,301	984,662

Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	23,524	4,177,157
Starbucks Corp.	56,582	3,643,881
Other Securities^	137,341	8,289,786
		16,110,824
Household Durables — 0.3%
Other Securities^	37,677	2,034,631

Household Products — 1.7%
Procter & Gamble Co. (The)	77,190	7,095,305
Other Securities^@	54,946	4,487,792
		11,583,097
Independent Power Producers & Energy Traders — 0.1%
Other Securities^*	43,827	999,771

Industrial Conglomerates — 1.4%
3M Co.	26,230	4,997,864
Honeywell International, Inc.	28,340	3,744,281
Other Securities^	70,550	1,155,082
		9,897,227
Insurance — 1.8%
Other Securities^	204,915	12,398,991

Interactive Media & Services — 3.3%
Alphabet, Inc., Class A*	5,977	6,245,726
Alphabet, Inc., Class C*	6,240	6,462,206
Facebook, Inc., Class A*	72,531	9,508,089
Other Securities^*@	20,952	803,887
		23,019,908
Internet & Catalog Retail — 4.2%
Amazon.com, Inc.*	16,694	25,073,887
Other Securities^*@	53,032	4,452,516
		29,526,403
IT Services — 5.9%
Accenture PLC, Class A	28,710	4,048,397
International Business
Machines Corp.	40,357	4,587,380
MasterCard, Inc., Class A	41,347	7,800,112
Visa, Inc., Class A	65,976	8,704,873
Other Securities^*	219,889	15,874,102
		41,014,864
Leisure Equipment & Products — 0.1%
Other Securities^	16,207	765,386

Life Sciences Tools & Services — 0.8%
Other Securities^*	34,890	5,445,289

Machinery — 2.1%
Other Securities^	167,488	14,466,110

Marine — 0.0%
Other Securities^*	1,394	93,900

Media — 1.4%
Comcast Corp., Class A	142,048	4,836,734
Other Securities^	152,360	5,063,398
		9,900,132
Metals & Mining — 0.3%
Other Securities^	114,571	2,223,610

Multi-Utilities — 0.9%
Other Securities^	110,064	6,455,869

Multiline Retail — 0.6%
Other Securities^	63,309	4,122,602

Oil, Gas & Consumable Fuels — 3.2%
Exxon Mobil Corp.	90,407	6,164,853
Other Securities^*	400,877	16,419,460
		22,584,313
Paper & Forest Products — 0.0%
Other Securities^	5,743	153,429

Personal Products — 0.2%
Other Securities^*	17,514	1,645,026

Pharmaceuticals — 4.9%
Eli Lilly & Co.	29,084	3,365,601
Johnson & Johnson	84,709	10,931,696
Merck & Co., Inc.	83,169	6,354,943
Pfizer, Inc.	183,764	8,021,299
Other Securities^	96,344	5,675,930
		34,349,469
Professional Services — 0.4%
Other Securities^*	40,720	2,779,615

Real Estate Investment Trusts (REITs) — 0.0%
Other Securities^	307	3,761

Real Estate Management & Development — 0.1%
Other Securities^	20,050	708,570

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail — 1.2%
Union Pacific Corp.	27,687	$3,827,174
Other Securities^	58,894	4,601,830
		8,429,004
Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	167,253	7,849,183
NVIDIA Corp.	21,805	2,910,968
Texas Instruments, Inc.	43,303	4,092,134
Other Securities^	255,431	12,763,446
		27,615,731
Software — 6.5%
Adobe, Inc.*	14,839	3,357,175
Microsoft Corp.	274,011	27,831,297
Oracle Corp.	75,298	3,399,705
Other Securities^*	115,878	10,728,857
		45,317,034
Specialty Retail — 3.3%
Home Depot, Inc. (The)	50,815	8,731,033
Lowe’s Cos., Inc.	36,471	3,368,461
Other Securities^@	167,090	11,113,427
		23,212,921
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	47,852	3,547,748
Other Securities^	69,084	2,941,093
		6,488,841
Thrifts & Mortgage Finance — 0.0%
Other Securities^	14,014	259,468

Tobacco — 1.1%
Altria Group, Inc.	84,691	4,182,889
Philip Morris International, Inc.	46,340	3,093,658
		7,276,547
Trading Companies & Distributors — 0.4%
Other Securities^	37,987	2,617,209

Transportation Infrastructure — 0.0%
Other Securities^	1,285	46,980

Water Utilities — 0.1%
Other Securities^	11,234	689,095

Wireless Telecommunication Services — 0.1%
Other Securities^*	30,713	986,543

TOTAL COMMON STOCKS
(Identified Cost $319,169,872)		667,328,583

MUTUAL FUNDS — 3.7%
Other — 3.7%
DFA U.S. Micro Cap Portfolio	1,406,441	26,005,081

TOTAL MUTUAL FUNDS
(Identified Cost $17,953,982)		26,005,081

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.3%
State Street Institutional U.S.
Government Money Market Fund,
2.27%	2,443,815	2,443,815

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 2.350%	440,686	440,686

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,884,501)		2,884,501

Total Investments — 100.0%
(Identified Cost $340,008,355)		696,218,165
Liabilities, Less Cash and
Other Assets — 0.0%		(140,542)
Net Assets — 100.0%		$696,077,623
†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security were held on loan. As of December 31, 2018, the market value of the securities on loan was $8,842,553.

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

Portfolio Sectors
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.2%
Other Securities^	92,917	$6,059,929

Air Freight & Logistics — 0.8%
FedEx Corp.	19,292	3,112,378
Other Securities^*	15,841	903,571
		4,015,949
Airlines — 1.6%
Delta Air Lines, Inc.	65,959	3,291,354
United Continental Holdings, Inc. *	34,619	2,898,649
Other Securities^	84,570	2,412,396
		8,602,399
Auto Components — 0.8%
Other Securities^*	113,518	3,975,386

Automobiles — 1.3%
General Motors Co.	147,663	4,939,327
Other Securities^	262,281	2,053,884
		6,993,211
Beverages — 0.3%
Other Securities^	21,011	1,433,360

Biotechnology — 0.1%
Other Securities^*	3,786	412,295

Building Products — 0.5%
Other Securities^	70,546	2,453,501

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	82,786	3,896,737
Goldman Sachs Group, Inc. (The)	29,210	4,879,530
Morgan Stanley	114,092	4,523,748
Other Securities^	19,293	564,761
		13,864,776
Chemicals — 1.9%
DowDuPont, Inc.	55,539	2,970,226
Other Securities^	119,567	6,847,057
		9,817,283
Commercial Banks — 11.3%
Bank of America Corp.	419,567	10,338,131
Citigroup, Inc.	147,662	7,687,284
JPMorgan Chase & Co.	119,432	11,658,952
PNC Financial Services Group, Inc. (The)	21,328	2,493,456
Wells Fargo & Co.	316,262	14,573,353
Other Securities^	565,690	12,335,629
		59,086,805
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	40,514	2,920,654

Communications Equipment — 1.1%
Cisco Systems, Inc.	89,497	3,877,905
Other Securities^	72,565	2,008,411
		5,886,316
Computers & Peripherals — 1.6%
HP, Inc.	196,800	4,026,528
Other Securities^	243,583	4,536,184
		8,562,712
Construction & Engineering — 0.3%
Other Securities^	51,596	1,789,455

Construction Materials — 0.4%
Other Securities^	16,239	1,949,888

Consumer Finance — 1.1%
Capital One Financial Corp.	47,279	3,573,820
Other Securities^	102,846	2,277,781
		5,851,601
Containers & Packaging — 0.6%
Other Securities^	71,368	2,999,255

Distributors — 0.2%
Other Securities^*	47,648	1,130,687

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B *	58,309	11,905,532
Other Securities^	14,013	403,181
		12,308,713
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	728,637	20,795,300
Other Securities^	134,795	2,042,144
		22,837,444
Electrical Equipment — 0.7%
Eaton Corp. PLC	40,532	2,782,927
Other Securities^*	25,273	661,270
		3,444,197
Electronic Equipment, Instruments & Components — 1.1%
Other Securities^	159,644	5,620,978

Energy Equipment & Services — 0.7%
Other Securities^	131,514	3,695,312

Entertainment — 0.2%
Other Securities^	37,597	1,088,118

Food & Staples Retailing — 3.0%
Walgreens Boots Alliance, Inc.	63,418	4,333,352
Walmart, Inc.	104,402	9,725,046
Other Securities^*	58,915	1,706,440
		15,764,838

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products — 1.9%
Mondelez International, Inc., Class A	74,783	$2,993,564
Other Securities^	121,180	7,142,602
		10,136,166
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	80,600	5,829,798
Danaher Corp.	37,915	3,909,795
Medtronic PLC	89,026	8,097,805
Other Securities^	10,560	1,117,368
		18,954,766
Health Care Providers & Services — 6.9%
Anthem, Inc.	28,740	7,547,986
Centene Corp. *	22,232	2,563,350
Cigna Corp. *	31,781	6,035,848
CVS Health Corp.	125,918	8,250,147
Humana, Inc.	10,720	3,071,066
Other Securities^	109,401	8,720,856
		36,189,253
Hotels, Restaurants & Leisure — 1.4%
Royal Caribbean Cruises Ltd.	26,539	2,595,249
Other Securities^*	142,328	4,978,668
		7,573,917
Household Durables — 1.5%
Other Securities^	195,707	7,843,631

Independent Power Producers & Energy Traders — 0.2%
Other Securities^*	27,096	990,321

Industrial Conglomerates — 0.4%
Other Securities^	167,166	1,908,196

Insurance — 4.8%
Aflac, Inc.	53,889	2,455,183
Travelers Companies, Inc. (The)	27,179	3,254,685
Other Securities^	358,776	19,601,116
		25,310,984
Internet & Catalog Retail — 0.3%
Other Securities^*	71,603	1,397,691

IT Services — 1.1%
Fidelity National Information Services, Inc.	24,496	2,512,065
Other Securities^*	59,987	3,303,146
		5,815,211
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	20,616	4,613,655
Other Securities^*	12,586	1,482,076
		6,095,731
Machinery — 1.7%
Stanley Black & Decker, Inc.	19,552	2,341,156
Other Securities^@	94,187	6,577,904
		8,919,060
Media — 4.3%
Charter Communications, Inc., Class A *	20,137	5,738,441
Comcast Corp., Class A	428,572	14,592,877
Other Securities^	85,252	2,033,178
		22,364,496
Metals & Mining — 1.7%
Nucor Corp.	56,664	2,935,762
Other Securities^	243,160	5,804,503
		8,740,265
Multi-Utilities — 0.0%
Other Securities^	5,121	122,085

Multiline Retail — 1.3%
Other Securities^	113,090	6,565,114

Oil, Gas & Consumable Fuels — 13.4%
Chevron Corp.	133,248	14,496,050
ConocoPhillips	97,287	6,065,844
Exxon Mobil Corp.	285,714	19,482,838
Marathon Petroleum Corp.	86,058	5,078,283
Occidental Petroleum Corp.	58,030	3,561,881
Valero Energy Corp.	60,582	4,541,832
Other Securities^	554,500	16,485,235
		69,711,963
Personal Products — 0.0%
Other Securities^@	8,741	57,341

Pharmaceuticals — 4.9%
Pfizer, Inc.	519,220	22,663,953
Other Securities^	74,391	2,703,280
		25,367,233
Professional Services — 0.2%
Other Securities^	29,588	1,050,787

Real Estate Management & Development — 0.2%
Other Securities^	17,574	1,178,964

Road & Rail — 1.1%
Norfolk Southern Corp.	27,918	4,174,858
Other Securities^	16,277	1,724,307
		5,899,165
Semiconductors & Semiconductor Equipment — 5.8%
Intel Corp.	463,844	21,768,199
Micron Technology, Inc. *	110,111	3,493,822
Other Securities^	80,620	4,960,991
		30,223,012

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software — 0.0%
Other Securities^	3,456	$155,900

Specialty Retail — 0.4%
Other Securities^	35,332	1,972,451

Textiles, Apparel & Luxury Goods — 0.3%
Other Securities^	22,951	1,624,661

Thrifts & Mortgage Finance — 0.0%
Other Securities^@	8,435	79,373

Wireless Telecommunication Services — 0.3%
Other Securities^*	54,373	1,726,296
		1,726,296
TOTAL COMMON STOCKS (Identified Cost $427,523,735)		520,539,095

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 2.270%	1,455,025	1,455,025

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,455,025)		1,455,025

Total Investments — 100.1% (Identified Cost $428,978,760)		521,994,120
Liabilities, Less Cash and Other Assets — (0.1%)		(280,193)
Net Assets — 100.0%		$521,713,927

†	See Note 1
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.

*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2018, the market value of the securities on loan was $2,647,716.

Portfolio Sectors
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.8%
Aerojet Rocketdyne Holdings, Inc.*	23,951	$843,794
Esterline Technologies Corp.*	7,884	957,512
Other Securities^*	140,792	4,740,343
		6,541,649
Air Freight & Logistics — 0.4%
Other Securities^*	55,581	1,576,133

Airlines — 0.5%
Other Securities^*	50,813	1,790,091

Auto Components — 1.6%
Other Securities^*	215,699	5,807,768

Automobiles — 0.1%
Other Securities^	10,998	290,578

Beverages — 0.4%
Other Securities^*	25,001	1,492,134

Biotechnology — 1.4%
Other Securities^*	346,108	4,871,189

Building Products — 1.7%
Trex Co., Inc.*	16,324	968,993
Other Securities^	189,946	4,939,092
		5,908,085
Capital Markets — 2.1%
Interactive Brokers Group,
Inc., Class A	16,151	882,652
Other Securities^	339,880	6,738,383
		7,621,035
Chemicals — 2.3%
Other Securities^	314,855	8,336,575

Commercial Banks — 10.9%
Associated Banc-Corp.	41,516	821,602
First Financial Bankshares, Inc.@	13,804	796,353
Sterling Bancorp	50,859	839,682
TCF Financial Corp.	40,956	798,232
Other Securities^	1,369,447	35,734,635
		38,990,504
Commercial Services & Supplies — 3.1%
MSA Safety, Inc.	8,900	839,003
Tetra Tech, Inc.	15,308	792,495
Other Securities^	377,977	9,426,288
		11,057,786
Communications Equipment — 1.5%
Ciena Corp.*	27,004	915,706
Other Securities^*	241,182	4,415,293
		5,330,999
Computers & Peripherals — 0.3%
Other Securities^	85,887	1,218,406

Construction & Engineering — 1.4%
Other Securities^	190,500	4,969,489

Construction Materials — 0.1%
Other Securities^*@	12,985	386,217

Consumer Finance — 1.2%
FirstCash, Inc.	13,459	973,759
Green Dot Corp., Class A*	12,631	1,004,417
Other Securities^*	163,223	2,462,421
		4,440,597
Containers & Packaging — 0.5%
Other Securities^*	63,730	1,916,679

Distributors — 0.2%
Other Securities^	14,658	678,036

Diversified Consumer Services — 1.4%
Grand Canyon Education, Inc.*	8,480	815,267
Other Securities^*	132,979	4,259,999
		5,075,266
Diversified Financial Services — 0.3%
Other Securities^	54,580	1,027,054

Diversified Telecommunication Services — 0.5%
Other Securities^*	120,482	1,800,050

Electric Utilities — 1.2%
Allete, Inc.	12,640	963,421
PNM Resources, Inc.	20,971	861,698
Other Securities^@	55,624	2,511,787
		4,336,906
Electrical Equipment — 1.1%
EnerSys	12,065	936,365
Other Securities^*	111,526	2,853,307
		3,789,672
Electronic Equipment, Instruments & Components — 3.4%
Littelfuse, Inc.	4,934	846,082
Other Securities^*	382,205	11,271,776
		12,117,858
Energy Equipment & Services — 1.1%
Other Securities^*	529,823	4,003,150

Entertainment — 0.4%
Other Securities^*	210,340	1,501,391

Food & Staples Retailing — 0.5%
Other Securities^	69,743	1,895,331

Food Products — 1.7%
Lancaster Colony Corp.	5,159	912,421
Other Securities^*	157,970	5,064,616
		5,977,037

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities — 1.1%
New Jersey Resources Corp.	19,713	$900,293
Spire, Inc.	11,344	840,364
Other Securities^	43,774	2,361,876
		4,102,533
Health Care Equipment & Supplies — 3.6%
Globus Medical, Inc., Class A*	18,325	793,106
Haemonetics Corp.*	12,126	1,213,206
Other Securities^	261,138	10,741,152
		12,747,464
Health Care Providers & Services — 2.7%
Amedisys, Inc.*	10,787	1,263,266
Chemed Corp.	4,206	1,191,476
Other Securities^	262,695	7,268,882
		9,723,624
Health Care Technology — 0.7%
Other Securities^	110,588	2,401,279

Hotels, Restaurants & Leisure — 3.6%
Marriott Vacations Worldwide Corp.	11,562	815,237
Planet Fitness, Inc. Class A*	14,937	800,922
Texas Roadhouse, Inc.	17,624	1,052,153
Other Securities^	406,826	10,125,581
		12,793,893
Household Durables — 1.8%
Helen of Troy Ltd.*	7,429	974,536
Other Securities^*	237,680	5,551,350
		6,525,886
Household Products — 0.5%
WD-40 Co.@	4,702	861,688
Other Securities^	29,071	1,040,532
		1,902,220
Independent Power Producers & Energy Traders — 0.3%
Other Securities^	44,364	1,074,042

Industrial Conglomerates — 0.1%
Other Securities^	10,955	473,657

Insurance — 4.8%
Kemper Corp.	19,148	1,271,044
Primerica, Inc.	10,078	984,721
RLI Corp.	12,592	868,722
Selective Insurance Group, Inc.	13,673	833,233
Other Securities^	455,673	13,115,777
		17,073,497
Interactive Media & Services — 0.1%
Other Securities^*	55,024	504,048

Internet & Catalog Retail — 0.6%
Other Securities^*	77,245	1,971,771

IT Services — 2.2%
CACI International, Inc., Class A*	6,111	880,167
Liveramp Hldgs, Inc.*	28,195	1,089,173
Other Securities^*	261,626	6,058,230
		8,027,570
Leisure Equipment & Products — 0.4%
Other Securities^*	81,366	1,295,699

Life Sciences Tools & Services — 0.4%
Other Securities^*	58,092	1,433,527

Machinery — 5.1%
Other Securities^*	592,827	18,124,817

Marine — 0.2%
Other Securities^	28,663	739,429

Media — 1.6%
New York Times Co. (The), Class A@	39,959	890,686
Nexstar Media Group, Inc.@	11,553	908,528
Other Securities^*@	209,916	4,000,761
		5,799,975
Metals & Mining — 1.5%
Other Securities^	431,106	5,266,193

Multi-Utilities — 0.8%
Avista Corp.	25,390	1,078,567
Other Securities^	33,293	1,795,649
		2,874,216
Multiline Retail — 0.2%
Other Securities^*@	67,585	841,148

Oil, Gas & Consumable Fuels — 2.7%
Other Securities^*	1,043,028	9,568,702

Paper & Forest Products — 0.7%
Other Securities^*	111,376	2,411,278

Personal Products — 0.8%
Other Securities^*	75,812	3,032,113

Pharmaceuticals — 0.8%
Other Securities^*@	192,529	2,713,489

Professional Services — 2.1%
Asgn, Inc.*	15,403	839,464
Insperity, Inc.	11,400	1,064,304
Other Securities^*	190,404	5,535,240
		7,439,008
Real Estate Management & Development — 0.6%
Other Securities^*	109,798	2,156,833
Road & Rail — 0.9%
Other Securities^*	122,213	3,092,063

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 3.4%
Entegris, Inc.	31,223	$870,966
Integrated Device Technology, Inc.*	21,680	1,049,962
Silicon Laboratories, Inc.*	10,644	838,854
Other Securities^	468,466	9,315,554
		12,075,336
Software — 2.5%
ACI Worldwide, Inc.*	29,488	815,933
Other Securities^*	249,326	8,089,632
		8,905,565
Specialty Retail — 3.4%
American Eagle Outfitters, Inc.	43,288	836,757
Five Below, Inc.*	13,253	1,356,047
Other Securities^*	542,671	9,944,178
		12,136,982
Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp.*	7,708	986,239
Wolverine World Wide, Inc.	26,290	838,388
Other Securities^*	110,138	2,952,431
		4,777,058
Thrifts & Mortgage Finance — 2.1%
Other Securities^	431,350	7,548,168

Tobacco — 0.2%
Other Securities^@	49,117	757,423

Trading Companies & Distributors — 1.5%
GATX Corp.@	11,502	814,457
Other Securities^*	183,186	4,661,138
		5,475,595
Water Utilities — 0.7%
Other Securities^	51,683	2,510,376

Wireless Telecommunication Services — 0.4%
Other Securities^*	49,545	1,550,079

TOTAL COMMON STOCKS (Identified Cost $267,007,460)		356,594,221

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR*§¶	13,144	3,412

Media — 0.0%
Media General, Inc. CVR*§¶	3,965	—

Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR*§~¶	656	—

TOTAL RIGHTS AND WARRANTS (Identified Cost $3,412)		3,412

PREFERRED STOCKS — 0.0%
Media — 0.0%
GCI Liberty, Inc., 5.000%*	1,826	44,244

TOTAL PREFERRED STOCKS (Identified Cost $7,177)		44,244

SHORT-TERM INVESTMENTS — 1.3%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund, 2.27%	578,745	578,745

Collateral For Securities On Loan — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.350%	3,912,946	3,912,946

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,491,691)		4,491,691

Total Investments — 100.8% (Identified Cost $271,509,740)		361,133,568
Liabilities, Less Cash and Other Assets — (0.8%)		(2,845,911)
Net Assets — 100.0%		$358,287,657

†	See Note 1
*	Non-income producing security
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund.
Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.

@	A portion or all of the security were held on loan. As of December 31, 2018, the market value of the securities on loan was $32,629,026.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.

Key to abbreviations:
CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

Portfolio Sectors
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Australia — 5.4%
Australia & New Zealand Banking Group Ltd.	572,127	$9,856,831
National Australia Bank Ltd.	182,564	3,095,136
Woodside Petroleum Ltd.	139,201	3,070,807
Other Securities^	4,529,449	18,360,745
		34,383,519
Austria — 0.1%
Other Securities^	30,729	854,541

Belgium — 1.2%
Other Securities^	117,189	7,494,583

Canada — 8.1%
Bank of Montreal	82,735	5,406,732
Canadian Natural Resources Ltd.	157,720	3,805,784
Suncor Energy, Inc.¥	217,673	6,079,601
Suncor Energy, Inc.	26,634	744,953
Teck Resources Ltd., Class B¥	75,600	1,627,515
Teck Resources Ltd., Class B	94,542	2,036,435
Other Securities^	2,280,185	31,228,552
		50,929,572
Denmark — 1.5%
Vestas Wind Systems A/S	37,580	2,837,891
Other Securities^@*	138,108	6,776,371
		9,614,262
Finland — 1.2%
Other Securities^	677,384	7,852,416

France — 9.8%
AXA SA	161,385	3,486,973
BNP Paribas SA	87,085	3,938,721
Cie Generale des Etablissements Michelin	33,408	3,318,634
Orange SA	348,263	5,648,159
Peugeot SA	170,171	3,635,278
Total SA	373,311	19,752,154
Other Securities^	1,057,652	22,087,566
		61,867,485
Germany — 6.7%
Bayer AG	46,853	3,250,970
Bayerische Motoren Werke AG	67,669	5,481,494
Daimler AG	181,311	9,537,206
Deutsche Telekom AG	239,461	4,066,050
RWE AG	148,476	3,226,256
Other Securities^	874,714	16,565,247
		42,127,223
Hong Kong — 3.3%
CK Hutchison Holdings Ltd.	414,624	3,981,831
Sun Hung Kai Properties Ltd.	198,677	2,831,537
Other Securities^	5,792,220	14,231,809
		21,045,177
Ireland — 0.8%
Linde PLC*	17,959	2,850,877
Other Securities^	203,705	2,307,713
		5,158,590
Israel — 0.4%
Other Securities^	379,268	2,387,328

Italy — 1.4%
Other Securities^	5,812,319	8,804,159

Japan — 23.0%
Hitachi Ltd.	137,100	3,671,886
Honda Motor Co., Ltd.	271,700	7,175,180
Mitsubishi Corp.	136,600	3,763,806
Mitsubishi UFJ Financial Group, Inc., ADR	730,318	3,556,649
Nissan Motor Co., Ltd.	426,800	3,427,873
Sumitomo Mitsui Financial Group, Inc.	187,900	6,248,762
Toyota Motor Corp.	216,490	12,653,026
Toyota Motor Corp., ADR	38,241	4,439,015
Other Securities^	10,237,185	100,185,837
		145,122,034
Luxembourg — 0.2%
Other Securities^	60,528	1,158,837

Netherlands — 3.6%
ING Groep NV	386,479	4,166,825
Koninklijke Ahold Delhaize NV	285,058	7,209,808
Koninklijke DSM NV	37,473	3,067,253
Other Securities^	507,822	8,199,702
		22,643,588
New Zealand — 0.2%
Other Securities^	361,828	1,316,474

Norway — 0.9%
Other Securities^	660,550	5,745,147

Portugal — 0.1%
Other Securities^	446,935	288,367

Singapore — 1.0%
Other Securities^	2,860,301	6,551,292

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa — 0.0%
Other Securities^	116,789	$174,344

Spain — 2.6%
Banco Santander SA	2,235,943	10,178,154
Repsol SA	221,785	3,577,870
Other Securities^	1,429,480	2,647,752
		16,403,776
Sweden — 2.4%
Other Securities^	1,502,644	15,229,297

Switzerland — 8.4%
Cie Financiere Richemont SA	65,945	4,226,814
Novartis AG	155,578	13,302,243
UBS Group AG*	385,713	4,801,301
Zurich Insurance Group AG	26,257	7,829,817
Other Securities^	444,303	22,555,516
		52,715,691
United Kingdom — 15.5%
Anglo American PLC	234,151	5,216,288
Aviva PLC	863,288	4,131,802
BP PLC, ADR	437,135	16,576,159
British American Tobacco PLC	98,463	3,137,523
Glencore PLC*	1,525,021	5,663,236
HSBC Holdings PLC, ADR@	271,854	11,175,918
Lloyds Banking Group PLC	9,063,876	5,990,134
Royal Dutch Shell PLC, ADR, Class A	155,739	9,074,912
Royal Dutch Shell PLC, ADR, Class B	179,658	10,768,700
Vodafone Group PLC	4,677,355	9,115,524
Other Securities^	3,515,311	17,303,858
		98,154,054
United States — 0.3%
Other Securities^	27,024	1,574,127

TOTAL COMMON STOCKS (Identified Cost $650,359,928)		619,595,883

PREFERRED STOCKS — 1.3%
Germany — 1.3%
Volkswagen AG, 2.680%	37,559	5,978,174
Other Securities^	28,411	1,814,332
		7,792,506

TOTAL PREFERRED STOCKS (Identified Cost $10,884,972)		7,792,506

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Other Securities^*	225,702	103,439

TOTAL RIGHTS AND WARRANTS (Identified Cost $105,922)		103,439

SHORT-TERM INVESTMENTS — 1.7%
Collateral For Securities On Loan — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.350%	10,961,837	10,961,837

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,961,837)		10,961,837

Total Investments — 101.1%
(Identified Cost $672,312,659)		638,453,665
Liabilities, Less Cash and Other Assets — (1.1%)		(6,823,413)
Net Assets — 100.0%		$631,630,252

†	See Note 1
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non-income producing securities, bankrupt/delisted, and/or fair valued securities.

@	A portion or all of the security were held on loan. As of December 31, 2018, the market value of the securities on loan was $19,723,561.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.

Key to abbreviations:
ADR — American Depository Receipt
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
HKD — Hong Kong Dollar
SEK — Swedish Krona

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2018
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	18.4%
Oil, Gas & Consumable Fuels	13.7%
Automobiles	9.5%
Insurance	8.0%
Metals & Mining	6.7%
Chemicals	4.1%
Pharmaceuticals	4.0%
Real Estate Management & Development	2.8%
Diversified Telecommunication Services	2.6%
Food & Staples Retailing	2.3%

Country Weightings
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small Company Portfolio £	18,043,082	$287,426,304

TOTAL MUTUAL FUNDS (Identified Cost $219,082,946)		287,426,304

Total Investments — 99.9%
(Identified Cost $219,082,946)		287,426,304
Cash and Other Assets, Less Liabilities — 0.1%		311,748
Net Assets — 100.0%		$287,738,052

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.0%
Brazil — 7.4%
Banco Bradesco SA, ADR	100,458	$993,530
Banco do Brasil SA	74,244	890,564
Petroleo Brasileiro SA	386,643	2,533,892
Vale SA	516,592	6,797,702
Other Securities^@	856,794	3,733,968
		14,949,656
Chile — 1.2%
Other Securities^@	16,714,389	2,405,912

China — 17.3%
Agricultural Bank of China Ltd., H Shares	1,814,000	794,588
Bank of China Ltd., H Shares	4,025,902	1,737,762
China Construction Bank Corp., H Shares	5,913,810	4,878,771
China Mobile Ltd.	385,000	3,704,712
China Overseas Land & Investment Ltd.	338,000	1,161,126
China Petroleum & Chemical Corp., H Shares	2,062,400	1,472,296
China Resources Land Ltd.	246,000	945,610
CNOOC Ltd.	1,424,000	2,200,421
Industrial & Commercial Bank of China Ltd., H Shares	4,351,000	3,106,071
PetroChina Co., Ltd., H Shares	1,800,000	1,121,767
Other Securities^@	30,262,823	13,906,889
		35,030,013
Colombia — 0.3%
Other Securities^	188,577	737,599

Czech Republic — 0.2%
Other Securities^	20,203	481,211

Greece — 0.1%
Other Securities^	77,333	161,221

Hungary — 0.3%
Other Securities^	44,968	565,054

India — 13.5%
Axis Bank Ltd.*	134,335	1,192,785
Bharti Airtel Ltd.	223,068	997,839
ICICI Bank Ltd., ADR	82,445	848,359
Larsen & Toubro Ltd.	16,714	341,801
Larsen & Toubro Ltd.	25,272	521,259
Mahindra & Mahindra Ltd.	73,676	849,308
Reliance Industries Ltd.	354,872	5,719,684
Reliance Industries Ltd., GDR±	28,624	911,674
Other Securities^@	5,833,743	16,046,918
		27,429,627
Indonesia — 2.4%
Other Securities^*	54,778,259	4,816,311

Korea — 17.3%
Hana Financial Group, Inc.	46,863	1,522,480
Hyundai Motor Co.	17,619	1,871,170
KB Financial Group, Inc., ADR*	50,104	2,103,366
Kia Motors Corp.	32,165	971,465
LG Electronics, Inc.*@	16,873	942,093
POSCO, ADR	51,211	2,813,532
Samsung Life Insurance Co., Ltd.	11,156	815,854
Shinhan Financial Group Co., Ltd., ADR*@	38,643	1,371,440
SK Innovation Co., Ltd.	11,354	1,826,531
Woori Bank*@	57,755	807,473
Other Securities^*	1,195,244	20,048,674
		35,094,078
Malaysia — 2.7%
CIMB Group Holdings Bhd	835,824	1,154,883
Other Securities^	10,372,981	4,390,802
		5,545,685
Mexico — 3.2%
Grupo Financiero Banorte SAB de CV	224,444	1,095,623
Grupo Mexico SAB de CV, Series B	472,560	975,575
Other Securities^@	3,638,223	4,419,619
		6,490,817
Philippines — 1.2%
Other Securities^	8,338,456	2,376,687

Poland — 1.7%
Polski Koncern Naftowy Orlen SA	34,685	1,002,360
Other Securities^*	476,106	2,370,836
		3,373,196
Russia — 2.2%
Gazprom PAO, ADR	279,913	1,239,735
Lukoil PJSC, ADR	37,639	2,690,436
Other Securities^	233,412	528,784
		4,458,955
Singapore — 0.0%
Other Securities^*	905	4,740

South Africa — 6.8%
Absa Group Ltd.	90,077	1,013,120
MTN Group Ltd.	258,486	1,598,975
Sasol Ltd., ADR	34,337	1,005,731
Standard Bank Group Ltd.	200,112	2,487,022
Other Securities^@	3,674,241	7,732,431
		13,837,279

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 16.1%
Cathay Financial Holding Co., Ltd.	1,181,000	$1,805,869
China Steel Corp.	2,044,800	1,613,248
CTBC Financial Holding Co., Ltd.	2,578,280	1,694,416
Fubon Financial Holding Co., Ltd.	1,119,211	1,713,208
Hon Hai Precision Industry Co., Ltd.	1,145,068	2,637,564
Mega Financial Holding Co., Ltd.	1,149,850	970,772
Other Securities^@	36,767,034	22,134,532
		32,569,609
Thailand — 3.2%
PTT PCL	1,214,300	1,715,534
Other Securities^	9,593,601	4,764,567
		6,480,101
Turkey — 0.9%
Other Securities^*	1,726,455	1,762,135
TOTAL COMMON STOCKS (Identified Cost $205,339,074)		198,569,886

PREFERRED STOCKS — 1.8%
Brazil — 1.7%
Petroleo Brasileiro SA, 0.380%	325,907	1,907,133
Petroleo Brasileiro SA, ADR, 0.360%	99,174	1,149,427
Other Securities^	159,670	443,529
		3,500,089
Colombia — 0.1%
Other Securities^	66,621	199,883

Korea — 0.0%
Other Securities^*§	252	8,281
TOTAL PREFERRED STOCKS (Identified Cost $3,226,663)		3,708,253

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Other Securities^*	1,569	348

Indonesia — 0.0%
Other Securities^*	207,566	2,310

Malaysia — 0.0%
Other Securities^*§~	1,368,547	—
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		2,658

SHORT-TERM INVESTMENTS — 1.0%
Collateral For Securities On Loan — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.350%	1,994,409	1,994,409

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,994,409)		1,994,409

Total Investments — 100.8% (Identified Cost $210,560,146)		204,275,206
Liabilities, Less Cash and Other Assets — (0.8%)		(1,668,700)
Net Assets — 100.0%		$202,606,506

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
@	A portion or all of the security/securities (if applicable) were held on loan. As of December 31, 2018, the market value of the securities on loan was $4,006,071.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2018 amounted to $1,498,904 or 0.74% of the net assets of the Fund.
~	Bankrupt/delisted security.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2018
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	24.1%
Oil, Gas & Consumable Fuels	15.4%
Metals & Mining	10.3%
Insurance	3.8%
Real Estate Management & Development	3.7%
Electronic Equipment, Instruments & Components	3.6%
Chemicals	3.3%
Wireless Telecommunication Services	3.3%
Industrial Conglomerates	2.6%
Automobiles	2.5%

Country Weightings
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.0%
Real Estate Investment Trusts (REITs) — 99.0%
Acadia Realty Trust	17,192	$408,482
Agree Realty Corp.	5,261	311,030
Alexander’s, Inc.	518	157,855
Alexandria Real Estate Equities, Inc.	19,597	2,258,358
American Assets Trust, Inc.	7,215	289,827
American Campus Communities, Inc.	26,881	1,112,605
American Homes 4 Rent., Class A	47,061	934,161
American Tower Corp.	82,366	13,029,478
Apartment Investment & Management Co., Class A	29,561	1,297,137
Apple Hospitality REIT, Inc.	34,482	491,713
Ashford Hospitality Trust, Inc.	19,998	79,992
AvalonBay Communities, Inc.	25,846	4,498,496
Bluerock Residential Growth REIT, Inc.@	3,300	29,766
Boston Properties, Inc.	29,148	3,280,607
Braemar Hotels & Resorts, Inc.	7,756	69,261
Brandywine Realty Trust	36,490	469,626
Brixmor Property Group, Inc.	58,096	853,430
Brookfield Property REIT, Inc., Class A	24,064	387,430
BRT Apartments Corp.	400	4,576
Camden Property Trust	17,972	1,582,435
CareTrust REIT, Inc.	13,238	244,373
CBL & Associates Properties, Inc.@	34,365	65,981
Cedar Realty Trust, Inc.	17,672	55,490
Chatham Lodging Trust	8,674	153,356
Chesapeake Lodging Trust	12,036	293,077
City Office REIT, Inc.	5,176	53,054
Clipper Realty, Inc.	1,167	15,253
Columbia Property Trust, Inc.	22,363	432,724
Community Healthcare Trust, Inc.	3,480	100,328
Condor Hospitality Trust, Inc.	1,057	7,283
CorePoint Lodging, Inc.	7,863	96,322
CoreSite Realty Corp.	6,741	588,017
Corporate Office Properties Trust	20,988	441,378
Cousins Properties, Inc.	75,003	592,524
Crown Castle International Corp.	77,575	8,426,972
CubeSmart	36,747	1,054,271
CyrusOne, Inc.	18,096	956,916
DiamondRock Hospitality Co.	42,024	381,578
Digital Realty Trust, Inc.	38,871	4,141,705
Douglas Emmett, Inc.	31,790	1,084,993
Duke Realty Corp.	67,964	1,760,268
Easterly Government Properties, Inc.	7,937	124,452
EastGroup Properties, Inc.	7,099	651,191
Empire State Realty Trust, Inc., Class A	25,972	369,582
EPR Properties	14,464	926,130
Equinix, Inc.	15,210	5,362,438
Equity Commonwealth	23,500	705,235
Equity LifeStyle Properties, Inc.	16,346	1,587,687
Equity Residential	69,277	4,572,975
Essex Property Trust, Inc.	12,559	3,079,592
Extra Space Storage, Inc.	23,652	2,140,033
Federal Realty Investment Trust	14,087	1,662,829
First Industrial Realty Trust, Inc.	24,980	720,923
Four Corners Property Trust, Inc.	10,646	278,925
Franklin Street Properties Corp.	22,915	142,760
Front Yard Residential Corp.	1,000	8,730
Gaming & Leisure Properties, Inc.	38,980	1,259,444
Getty Realty Corp.	6,637	195,194
Gladstone Commercial Corp.	5,964	106,875
Global Medical REIT, Inc.	5,127	45,579
Global Net Lease, Inc.@	8,289	146,052
Global Self Storage, Inc.	1,614	6,327
Government Properties Income Trust	17,229	118,363
HCP, Inc.	90,208	2,519,509
Healthcare Realty Trust, Inc.	24,902	708,213
Healthcare Trust of America, Inc., Class A	36,588	926,042
Hersha Hospitality Trust	9,632	168,945
Highwoods Properties, Inc.	20,416	789,895
Hospitality Properties Trust	32,098	766,500
Host Hotels & Resorts, Inc.	140,913	2,349,020
Hudson Pacific Properties, Inc.	28,880	839,253
Independence Realty Trust, Inc.	13,010	119,432
Industrial Logistics Properties Trust	7,873	154,858
Investors Real Estate Trust	2,612	128,151
Invitation Homes, Inc.	57,455	1,153,696
Iron Mountain, Inc.	50,344	1,631,649
JBG SMITH Properties	20,067	698,532
Kilroy Realty Corp.	18,991	1,194,154
Kimco Realty Corp.	81,395	1,192,437
Kite Realty Group Trust	19,357	272,740
Lamar Advertising Co., Class A	14,799	1,023,795
Lexington Realty Trust	43,983	361,100
Liberty Property Trust	28,605	1,197,977
Life Storage, Inc.	8,992	836,166
LTC Properties, Inc.	8,419	350,904
Macerich Co. (The)	20,604	891,741
Mack-Cali Realty Corp.	19,584	383,651
MedEquities Realty Trust, Inc.	3,453	23,619
Medical Properties Trust, Inc.	62,700	1,008,216
MGM Growth Properties LLC, Class A	10,817	285,677
Mid-America Apartment Communities, Inc.	21,282	2,036,687
Monmouth Real Estate Investment Corp., Class A	14,037	174,059
National Health Investors, Inc.	8,220	620,939
National Retail Properties, Inc.	30,083	1,459,326
National Storage Affiliates Trust	6,683	176,832
New Senior Investment Group, Inc.	17,592	72,479
NexPoint Residential Trust, Inc.	2,800	98,140
NorthStar Realty Europe Corp.	7,232	105,153
Omega Healthcare Investors, Inc.	38,695	1,360,129
One Liberty Properties, Inc.	2,871	69,536
Outfront Media, Inc.	21,750	394,110
Paramount Group, Inc.	35,556	446,583
Park Hotels & Resorts, Inc.	36,153	939,255
Pebblebrook Hotel Trust	28,424	804,683
Pennsylvania REIT@	14,993	89,058
Physicians Realty Trust	30,813	493,932
Piedmont Office Realty Trust, Inc., Class A	25,747	438,729
Prologis, Inc.	117,693	6,910,933

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
PS Business Parks, Inc.	3,963	$519,153
Public Storage	29,345	5,939,721
QTS Realty Trust, Inc., Class A	8,920	330,486
Realty Income Corp.	54,772	3,452,827
Regency Centers Corp.	29,107	1,707,999
Retail Opportunity Investments Corp	24,585	390,410
Retail Properties of America, Inc., Class A	42,468	460,778
Retail Value, Inc.	3,528	90,282
Rexford Industrial Realty, Inc.	14,363	423,278
RLJ Lodging Trust	34,277	562,143
RPT Realty	18,901	225,867
Ryman Hospitality Properties	8,989	599,476
Sabra Healthcare REIT, Inc.@	34,437	567,522
Saul Centers, Inc.	3,327	157,101
SBA Communications Corp.*	21,516	3,483,225
Select Income REIT	15,667	115,309
Senior Housing Properties Trust	46,083	540,093
Seritage Growth Properties, Class A@	3,826	123,695
Simon Property Group, Inc.	57,824	9,713,854
SITE Centers Corp.	32,011	354,362
SL Green Realty Corp.	16,253	1,285,287
Sotherly Hotels, Inc.	3,111	17,453
Spirit MTA REIT	9,141	65,175
Spirit Realty Capital, Inc.	16,556	583,599
STAG Industrial, Inc.	17,549	436,619
STORE Capital Corp.	32,622	923,529
Summit Hotel Properties, Inc.	21,227	206,539
Sun Communities, Inc.	15,419	1,568,267
Sunstone Hotel Investors, Inc.	44,279	576,070
Tanger Factory Outlet Centers, Inc.@	18,139	366,771
Taubman Centers, Inc.	12,253	557,389
Terreno Realty Corp.	10,190	358,382
Tier REIT, Inc.	5,166	106,575
UDR, Inc.	51,689	2,047,918
UMH Properties, Inc.	5,369	63,569
Uniti Group, Inc.*	27,583	429,467
Universal Health Realty Income Trust	3,094	189,879
Urban Edge Properties	22,808	379,069
Urstadt Biddle Properties, Inc.	1,000	15,100
Urstadt Biddle Properties, Inc., Class A	6,307	121,221
Ventas, Inc.	66,696	3,907,719
VEREIT, Inc.	186,883	1,336,213
Vornado Realty Trust	32,962	2,044,633
Washington Prime Group, Inc.@	43,142	209,670
Washington REIT	16,908	388,884
Weingarten Realty Investors	24,329	603,603
Welltower, Inc.	70,758	4,911,313
Wheeler Real Estate Investment Trust, Inc.@	1,401	1,248
Whitestone REIT	7,118	87,267
WP Carey, Inc.	21,999	1,437,415
Xenia Hotels & Resorts, Inc.	18,403	316,532
		170,669,835
TOTAL COMMON STOCKS (Identified Cost $123,145,469)		170,669,835

SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund, 2.270%	1,007,110	1,007,110

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.350%	106,301	106,301

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,113,411)		1,113,411

Total Investments — 99.6% (Identified Cost $124,258,880)		171,783,246
Cash and Other Assets, Less Liabilities — 0.4%		652,181
Net Assets — 100.0%		$172,435,427

†	See Note 1
@	A portion or all of the security were held on loan. As of December 31, 2018, the market value of the securities on loan was $1,173,672.
*	Non-income producing security.

Key to abbreviations:
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

Portfolio Sectors
(As a percentage of long-term investments)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
SA Emerging Markets Value Fund€	370,518	$3,419,881
SA Global Fixed Income Fund€	470,358	4,454,290
SA International Value Fund€	635,023	6,350,234
SA Real Estate Securities Fund€	157,544	1,646,339
SA U.S. Core Market Fund€	283,535	5,911,695
SA U.S. Fixed Income Fund€	406,648	4,103,075
SA U.S. Small Company Fund€	131,561	2,895,656
SA U.S. Value Fund€	303,564	4,544,355
		33,325,525
TOTAL MUTUAL FUNDS (Identified Cost $34,983,398)		33,325,525

Total Investments — 99.9% (Identified Cost $34,983,398)		33,325,525
Cash and Other Assets, Less Liabilities — 0.1%		18,136
Net Assets — 100.0%		$33,343,661

†	See Note 1
€	Affiliated company

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in unaffiliated securities, at value	$617,983,316	$740,928,768	$696,218,165
Cash	—	—	47,599
Foreign currency, at value	—	2,526	—
Receivable for investments sold	—	—	212,315
Dividends and interest receivable	3,397,078	4,059,526	706,800
Receivable for fund shares sold	930,501	1,279,491	1,310,671
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	6,174,289	—
Receivable from the Adviser (Note 2)	—	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	30,276	32,463	31,066
Other assets	—	—	688
Total Assets	622,341,171	752,477,063	698,527,304

LIABILITIES
Payable for investments purchased	—	—	690,018
Payable for fund shares redeemed	772,789	985,905	849,230
Due to custodian bank	—	—	—
Collateral for securities on loan (Note 1)	—	14,592,098	440,686
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	536,565	—
Advisory fee payable (Note 2)	79,444	157,025	245,797
Sub-Advisory fee payable (Note 2)	15,889	18,843	18,435
Administration fee payable (Note 2)	52,963	62,810	61,449
Sub-Administration fee payable (Note 2)	9,461	11,227	12,652
Custody and accounting fees payable	14,264	23,009	20,825
Shareholder servicing fee payable (Note 2)	47,469	56,248	58,645
Transfer agent fee payable	12,567	13,214	15,157
Professional fees payable	14,787	18,947	18,978
Accrued expenses and other liabilities	16,010	19,531	17,809
Total Liabilities	1,035,643	16,495,422	2,449,681
NET ASSETS	$621,305,528	$735,981,641	$696,077,623

NET ASSETS CONSIST OF:
Paid-in capital	$627,158,932	$747,002,336	$332,913,141
Total distributable earnings (loss)(1)	(5,853,404)	(11,020,695)	363,164,482

NET ASSETS	$621,305,528	$735,981,641	$696,077,623

INVESTOR CLASS SHARES
Net Assets	$123,000,089	$145,542,779	$157,644,277
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	12,177,341	15,308,632	7,526,894
Net asset value per share	$10.10	$9.51	$20.94
SELECT CLASS SHARES
Net Assets	$498,305,439	$590,438,862	$538,433,346
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	49,372,702	62,353,919	25,818,945
Net asset value per share	$10.09	$9.47	$20.85
Identified cost of unaffiliated investments	$618,034,094	$761,836,599	$340,008,355
Cost of foreign currency	$—	$2,519	$—
(1) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA	SA	SA	SA International	SA	SA
U.S. Value	U.S. Small	International	Small Company	Emerging Markets	Real Estate
Fund	Company Fund	Value Fund	Fund	Value Fund	Securities Fund

$521,994,120	$361,133,568	$638,453,665	$287,426,304	$204,275,206	$171,783,246
8,973	23,488	—	—	—	—
—	—	87,365	—	497,072	—
321,690	1,684,695	2,932,780	1,334,000	231,014	—
658,015	353,538	924,362	—	207,843	1,033,322
1,305,054	986,226	1,727,011	787,178	409,178	294,814

—	—	—	—	—	—
—	—	—	733	44,387	6,689
—	—	1,342,769	—	197	—
29,953	27,633	30,928	26,675	24,022	23,386
—	—	—	—	—	—
524,317,805	364,209,148	645,498,880	289,574,890	205,688,919	173,141,457

1,572,737	1,368,206	106,284	—	32,224	303,293
642,342	306,948	1,250,242	348,396	405,290	159,577
—	—	994,883	1,333,587	248,684	—
—	3,912,946	10,961,837	—	1,994,409	106,301

—	—	—	—	—	—
185,262	127,053	247,396	62,462	77,987	53,896
46,315	79,407	109,954	—	81,453	15,399
46,315	31,763	54,977	24,985	17,330	15,399
10,318	7,061	14,824	7,382	4,515	2,084
13,042	17,385	31,811	3,989	47,370	6,494
43,585	29,911	49,542	23,314	15,331	14,008
14,801	14,700	15,140	14,633	13,299	13,643
15,263	15,398	17,595	15,972	19,825	12,610
13,898	10,713	14,143	2,118	124,696	3,326
2,603,878	5,921,491	13,868,628	1,836,838	3,082,413	706,030
$521,713,927	$358,287,657	$631,630,252	$287,738,052	$202,606,506	$172,435,427

$416,080,423	$265,361,278	$677,190,667	$234,682,507	$210,418,400	$126,711,357
105,633,504	92,926,379	(45,560,415)	53,055,545	(7,811,894)	45,724,070

$521,713,927	$358,287,657	$631,630,252	$287,738,052	$202,606,506	$172,435,427

$114,858,987	$78,872,466	$126,486,960	$62,308,729	$38,765,422	$35,246,827

7,639,036	3,574,826	12,601,387	3,530,555	4,193,678	3,359,480
$15.04	$22.06	$10.04	$17.65	$9.24	$10.49

$406,854,940	$279,415,191	$505,143,292	$225,429,323	$163,841,084	$137,188,600

27,180,219	12,691,691	50,533,138	12,838,849	17,750,106	13,122,914
$14.97	$22.02	$10.00	$17.56	$9.23	$10.45
$428,978,760	$271,509,740	$672,312,659	$219,082,946	$210,560,146	$124,258,880
$—	$—	$87,502	$—	$495,248	$—
$—	$—	$—	$—	$121,064	$—
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2018 (Unaudited) (Continued)

SA Worldwide
Moderate
Growth Fund
ASSETS
Investments in affiliated securities, at value	$33,325,525
Receivable for fund shares sold	8,985
Receivable from the Adviser (Note 2)	15,609
Prepaid expenses	21,372
Total Assets	33,371,491

LIABILITIES
Payable for investments purchased	2,025
Payable for fund shares redeemed	6,960
Sub-Administration fee payable (Note 2)	385
Custody and accounting fees payable	3,939
Transfer agent fee payable	446
Professional fees payable	13,356
Accrued expenses and other liabilities	719
Total Liabilities	27,830
NET ASSETS	$33,343,661
NET ASSETS CONSIST OF:
Paid-in capital	$34,281,780
Total distributable earnings (loss)	(938,119)
NET ASSETS	$33,343,661
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	3,404,399
Net asset value per share	$9.79
Identified cost of affiliated investments	$34,983,398

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2018 (Unaudited)

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$7,593,252
Affiliated dividends	—	—	—
Interest (1)	7,715,418	5,615,598	36,280
Other income	—	—	62,561
Taxes withheld	—	—	(1,413)
Total Income	7,715,418	5,615,598	7,690,680
Expenses:
Advisory fees (Note 2)	472,583	935,739	1,603,681
Shareholder Services fees (Note 2)
Investor Class	170,246	199,736	244,560
Select Class	123,479	147,201	151,548
Administration fees (Note 2)	315,055	374,296	400,920
Sub-Advisory fees (Note 2)	94,517	112,289	115,589
Sub-Administration fees (Note 2)	57,318	68,153	73,806
Trustees’ fees and expenses (Note 2)	14,670	14,670	14,670
Custody and accounting fees	46,068	71,689	63,008
Transfer agent fees	61,173	61,860	70,036
Professional fees *	31,824	35,982	36,155
Registration fees	23,885	24,159	23,605
Other expenses **	42,667	49,421	52,019
Total expenses before waivers and reimbursements:	1,453,485	2,095,195	2,849,597
Less: Fee waiver by the Adviser (Note 2)	—	—	—
Net expenses	1,453,485	2,095,195	2,849,597
Net investment income	6,261,933	3,520,403	4,841,083

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments (2)	(2,150,285)	(2,695,114)	26,898,819
Investments in affiliates	—	—	—
Forward currency transactions	—	17,640,598	—
Foreign currency transactions	—	(25,509)	—
Capital gain distributions from underlying funds	—	—	1,288,647
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments (3)	2,892,594	(1,702,003)	(90,208,761)
Forward currency transactions	—	(6,466,560)	—
Foreign currency transactions	—	(170,061)	—

Net realized and unrealized gain (loss) on investments and
foreign currency transactions	742,309	6,581,351	(62,021,295)

Net increase (decrease) in net assets resulting from operations	$7,004,242	$10,101,754	$(57,180,212)
(1) Interest income includes security lending income of:	$—	$24,553	$19,720
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.

The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA International	SA International	SA	SA	SA Worldwide
Value	Small Company	Value	Small Company	Emerging Markets	Real Estate	Moderate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund	Growth Fund

$7,329,129	$2,873,506	$9,086,692	$6,157,844	$4,115,665	$6,619,566	$—
—	—	—	—	—	—	639,633
23,165	123,297	198,150	—	39,431	9,382	—
1,406	14,561	4,274	—	—	—	—
—	(1,677)	(616,750)	—	(560,632)	—	—
7,353,700	3,009,687	8,672,366	6,157,844	3,594,464	6,628,948	639,633

1,213,131	863,146	1,605,446	418,229	479,804	326,967	—

180,361	128,702	195,502	98,808	56,541	52,082	N/A
115,569	82,153	139,282	63,884	42,003	36,293	N/A
303,283	215,787	356,766	167,292	106,623	93,419	—
303,283	539,466	713,532	—	501,128	93,419	—
56,285	40,917	68,507	32,815	20,377	16,703	3,429
14,670	14,670	14,670	14,670	14,670	14,670	14,670
41,999	52,968	94,997	13,978	153,211	23,438	13,779
68,229	67,382	70,035	67,036	61,199	62,411	2,447
32,439	32,434	34,631	33,008	39,916	29,646	30,392
22,679	20,970	23,285	20,288	18,492	18,054	11,814
42,071	33,580	56,592	34,026	27,843	18,322	13,948
2,393,999	2,092,175	3,373,245	964,034	1,521,807	785,424	90,479
—	—	—	(3,140)	(250,409)	(43,115)	(90,479)
2,393,999	2,092,175	3,373,245	960,894	1,271,398	742,309	—
4,959,701	917,512	5,299,121	5,196,950	2,323,066	5,886,639	639,633

26,791,969	7,663,559	(16,213,947)	(985,257)	2,121,769	(1,130,420)	—
—	—	—	—	—	—	58,225
—	—	(943)	—	—	—	—
—	—	(78,762)	—	(27,819)	—	—
—	—	—	14,020,397	—	—	763,659

(90,551,271)	(80,576,237)	(90,199,113)	(81,041,039)	(15,505,430)	(12,500,606)	(4,113,144)
—	—	—	—	—	—	—
—	—	26,889	—	12,150	—	—

(63,759,302)	(72,912,678)	(106,465,876)	(68,005,899)	(13,399,330)	(13,631,026)	(3,291,260)

$(58,799,601)	$(71,995,166)	$(101,166,755)	$(62,808,949)	$(11,076,264)	$(7,744,387)	$(2,651,627)
$7,511	$115,968	$182,268	$—	$36,813	$3,017	$—
$—	$—	$—	$—	$33,187	$—	$—
$—	$—	$—	$—	$(538,189)	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,261,933	$6,509,237
Net realized gain (loss) on investments and foreign currency transactions	(2,150,285)	(3,106,955)
Net increase (decrease) in unrealized appreciation (depreciation)	2,892,594	(2,163,920)
Net increase (decrease) in net assets from operations	7,004,242	1,238,362

Distributions to shareholders:(1)
Investor Class	(1,403,834)	(4,374,092)
Select Class	(6,119,707)	(1,430,454	)(2)
Total distributions to shareholders	(7,523,541)	(5,804,546)

Capital share transactions
Proceeds from sale of shares
Investor Class	9,753,886	106,664,073
Select Class	46,259,542	26,742,862	(2)
	56,013,428	133,406,935
Value of distributions reinvested
Investor Class	1,359,056	4,293,812
Select Class	6,046,848	1,413,186	(2)
	7,405,904	5,706,998
Cost of shares redeemed
Investor Class	(16,870,623)	(94,141,149)
Select Class	(44,556,890)	(27,213,466	)(2)
	(61,427,513)	(121,354,615)
Tax-free interclass conversion
Investor Class	(18,598,500)	(471,553,088)
Select Class	18,598,500	471,553,088	(2)
	—	—
Total capital share transactions	1,991,819	17,759,318
Total increase (decrease) in net assets	1,472,520	13,193,134

NET ASSETS
Beginning of year	$619,833,008	$606,639,874
End of period	$621,305,528	$619,833,008

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	963,548	10,511,560
Select Class	4,572,017	2,645,013	(2)
Shares issued for distributions reinvested
Investor Class	134,707	424,021
Select Class	599,942	139,944	(2)
Shares redeemed
Investor Class	(1,666,433)	(9,276,413)
Select Class	(4,403,247)	(2,689,220	)(2)
Tax-free interclass conversion
Investor Class	(1,838,465)	(46,674,809)
Select Class	1,839,382	46,668,871	(2)
Net increase in fund shares	201,451	1,748,967

(1)	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2018 and six months ended December 31, 2018. Comparable prior year information has been revised to reflect current period presentation. See Note 5 in the Notes to Financial Statements for more information regarding recently issued accounting standards.
(2)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund			SA U.S. Core Market Fund
Six Months Ended			Six Months Ended
December 31, 2018	Year Ended		December 31, 2018	Year Ended
(Unaudited)	June 30, 2018		(Unaudited)	June 30, 2018

$3,520,403	$7,549,489		$4,841,083	$7,299,307
14,919,975	(687,057)		28,187,466	24,532,657
(8,338,624)	(6,449,786)		(90,208,761)	81,709,871
10,101,754	412,646		(57,180,212)	113,541,835

(3,217,948)	(3,049,652)		(9,672,689)	(28,329,536)
(15,264,190)	(242,689	)(2)	(35,979,252)	(2,920,705	)(2)
(18,482,138)	(3,292,341)		(45,651,941)	(31,250,241)

10,615,221	120,921,263		10,661,584	75,642,192
49,149,847	29,675,511	(2)	40,696,322	57,684,404	(2)
59,765,068	150,596,774		51,357,906	133,326,596

3,127,759	3,006,938		9,213,058	27,947,398
15,131,780	238,741	(2)	33,943,036	1,998,525	(2)
18,259,539	3,245,679		43,156,094	29,945,923

(18,971,086)	(104,702,711)		(21,794,666)	(151,424,164)
(54,144,833)	(27,927,009	)(2)	(68,763,926)	(30,864,657	)(2)
(73,115,919)	(132,629,720)		(90,558,592)	(182,288,821)

(18,485,844)	(564,978,921)		(24,810,810)	(546,054,786)
18,485,844	564,978,921	(2)	24,810,810	546,054,786
—	—		—	—
4,908,688	21,212,733		3,955,408	(19,016,302)
(3,471,696)	18,333,038		(98,876,745)	63,275,292

$739,453,337	$721,120,299		$794,954,368	$731,679,076
$735,981,641	$739,453,337		$696,077,623	$794,954,368

1,110,480	12,580,839		431,378	3,253,198
5,153,147	3,101,812	(2)	1,669,620	2,395,700	(2)

328,986	313,058		447,453	1,189,757
1,597,779	24,878	(2)	1,655,758	85,116	(2)

(1,985,069)	(10,885,858)		(893,880)	(6,468,667)
(5,682,797)	(2,914,213	)(2)	(2,821,309)	(1,294,074	)(2)

(1,936,539)	(59,073,312)		(976,035)	(23,153,275)
1,941,574	59,131,739	(2)	974,933	23,153,201	(2)
527,561	2,278,943		487,918	(839,044)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,959,701	$8,518,882
Net realized gain (loss) on investments and foreign currency transactions	26,791,969	51,890,926
Net increase (decrease) in unrealized appreciation (depreciation)	(90,551,271)	(5,755,832)
Net increase (decrease) in net assets from operations	(58,799,601)	54,653,976

Distributions to shareholders:(1)
Investor Class	(10,385,475)	(53,781,728)
Select Class	(39,249,863)	(5,275,623	)(2)
Total distributions to shareholders	(49,635,338)	(59,057,351)

Capital share transactions
Proceeds from sale of shares
Investor Class	8,581,801	61,861,963
Select Class	34,674,702	46,909,014	(2)
	43,256,503	108,770,977
Value of distributions reinvested
Investor Class	10,031,737	53,091,509
Select Class	37,015,592	3,567,875	(2)
	47,047,329	56,659,384
Cost of shares redeemed
Investor Class	(14,652,502)	(111,569,714)
Select Class	(46,883,962)	(20,916,578	)(2)
	(61,536,464)	(132,486,292)
Tax-free interclass conversion
Investor Class	(19,110,559)	(427,326,946)
Select Class	19,110,559	427,326,946
	—	—
Total capital share transactions	28,767,368	32,944,069
Total increase (decrease) in net assets	(79,667,571)	28,540,694

NET ASSETS
Beginning of year	$601,381,498	$572,840,804
End of period	$521,713,927	$601,381,498

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	464,772	3,253,031
Select Class	1,910,366	2,419,591	(2)
Shares issued for distributions reinvested
Investor Class	678,278	2,812,050
Select Class	2,512,939	188,976	(2)
Shares redeemed
Investor Class	(809,956)	(5,819,875)
Select Class	(2,614,327)	(1,103,944	)(2)
Tax-free interclass conversion
Investor Class	(996,727)	(22,882,689)
Select Class	995,215	22,871,403	(2)
Net increase in fund shares	2,140,560	1,738,543

(1)	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2018 and six months ended December 31, 2018. Comparable prior year information has been revised to reflect current period presentation. See Note 5 in the Notes to Financial Statements for more information regarding recently issued accounting standards.
(2)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund			SA International Value Fund
Six Months Ended			Six Months Ended
December 31, 2018	Year Ended		December 31, 2018	Year Ended
(Unaudited)	June 30, 2018		(Unaudited)	June 30, 2018

$917,512	$1,271,717		$5,299,121	$17,820,806
7,663,559	15,174,335		(16,293,652)	36,152,528
(80,576,237)	41,714,131		(90,172,224)	8,585,087
(71,995,166)	58,160,183		(101,166,755)	62,558,421

(2,474,432)	(29,383,572)		(2,412,937)	(17,356,689)
(10,022,966)	(2,653,793	)(2)	(12,985,835)	(1,643,321	)(2)
(12,497,398)	(32,037,365)		(15,398,772)	(19,000,010)

6,075,194	42,481,624		10,703,651	74,033,982
23,696,605	31,096,319	(2)	49,352,481	56,271,892	(2)
29,771,799	73,577,943		60,056,132	130,305,874

2,389,580	28,994,832		2,328,422	17,130,230
9,461,556	1,772,015	(2)	12,256,937	1,111,519	(2)
11,851,136	30,766,847		14,585,359	18,241,749

(10,406,066)	(71,105,616)		(15,437,998)	(143,535,141)
(33,443,034)	(17,126,054	)(2)	(46,292,981)	(28,224,488	)(2)
(43,849,100)	(88,231,670)		(61,730,979)	(171,759,629)

(13,792,945)	(304,406,768)		(22,230,765)	(562,133,925)
13,792,945	304,406,768		22,230,765	562,133,925
—	—		—	—
(2,226,165)	16,113,120		12,910,512	(23,212,006)
(86,718,729)	42,235,938		(103,655,015)	20,346,405

$445,006,386	$402,770,448		$735,285,267	$714,938,862
$358,287,657	$445,006,386		$631,630,252	$735,285,267

227,188	1,613,718		939,640	6,048,170
906,086	1,137,318	(2)	4,366,044	4,500,009	(2)

110,119	1,100,373		232,842	1,382,585
437,023	67,249	(2)	1,230,616	89,711	(2)

(393,504)	(2,673,817)		(1,370,090)	(11,686,200)
(1,261,761)	(631,795	)(2)	(4,144,767)	(2,271,198	)(2)

(498,158)	(11,549,387)		(1,913,706)	(44,891,620)
497,138	11,540,433	(2)	1,909,561	44,853,162	(2)
24,131	604,092		1,250,140	(1,975,381)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,196,950	$4,485,171
Net realized gain (loss) on investments and foreign currency transactions	13,035,140	18,266,018
Net increase (decrease) in unrealized appreciation (depreciation)	(81,041,039)	7,176,612
Net increase (decrease) in net assets from operations	(62,808,949)	29,927,801

Distributions to shareholders:(1)
Investor Class	(3,953,244)	(14,512,415)
Select Class	(15,924,471)	(967,880	)(2)
Total distributions to shareholders	(19,877,715)	(15,480,295)

Capital share transactions
Proceeds from sale of shares
Investor Class	4,875,046	34,867,810
Select Class	20,935,896	9,008,770	(2)
	25,810,942	43,876,580
Value of distributions reinvested
Investor Class	3,812,414	14,300,429
Select Class	15,789,268	948,594	(2)
	19,601,682	15,249,023
Cost of shares redeemed
Investor Class	(7,816,866)	(60,788,356)
Select Class	(22,218,749)	(13,695,567	)(2)
	(30,035,615)	(74,483,923)
Tax-free interclass conversion
Investor Class	(10,975,014)	(277,927,088)
Select Class	10,975,014	277,927,088	(2)
	—	—
Total capital share transactions	15,377,009	(15,358,320)
Total increase (decrease) in net assets	(67,309,655)	(910,814)

NET ASSETS
Beginning of year	$355,047,707	$355,958,521
End of period	$287,738,052	$355,047,707

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	227,993	1,485,854
Select Class	988,150	380,412	(2)
Shares issued for distributions reinvested
Investor Class	219,230	615,072
Select Class	912,675	40,817	(2)
Shares redeemed
Investor Class	(370,207)	(2,586,779)
Select Class	(1,073,386)	(579,642	)(2)
Tax-free interclass conversion
Investor Class	(496,037)	(11,680,106)
Select Class	495,114	11,674,710	(2)
Net increase in fund shares	903,532	(649,662)

(1)	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2018 and six months ended December 31, 2018. Comparable prior year information has been revised to reflect current period presentation. See Note 5 in the Notes to Financial Statements for more information regarding recently issued accounting standards.
(2)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund			SA Real Estate Securities Fund
Six Months Ended			Six Months Ended
December 31, 2018	Year Ended		December 31, 2018	Year Ended
(Unaudited)	June 30, 2018		(Unaudited)	June 30, 2018

$2,323,066	$3,063,391		$5,886,639	$4,182,960
2,093,950	6,067,632		(1,130,420)	2,714,765
(15,493,280)	1,658,242		(12,500,606)	(815,500)
(11,076,264)	10,789,265		(7,744,387)	6,082,225

(685,828)	(2,620,220)		(1,360,083)	(4,520,029)
(3,414,178)	(306,319	)(2)	(5,993,355)	(502,553	)(2)
(4,100,006)	(2,926,539)		(7,353,438)	(5,022,582)

3,478,336	26,279,504		2,719,317	23,406,354
15,470,979	21,201,378	(2)	10,914,301	17,175,721	(2)
18,949,315	47,480,882		13,633,618	40,582,075

667,208	2,588,562		1,322,185	4,460,664
3,177,559	218,812	(2)	5,654,080	349,651	(2)
3,844,767	2,807,374		6,976,265	4,810,315

(4,672,918)	(40,109,439)		(4,163,434)	(26,991,279)
(13,769,132)	(9,164,002	)(2)	(14,475,845)	(6,047,764	)(2)
(18,442,050)	(49,273,441)		(18,639,279)	(33,039,043)

(7,196,681)	(167,353,278)		(6,661,329)	(119,649,299)
7,196,681	167,353,278	(2)	6,661,329	119,649,299	(2)
—	—		—	—
4,352,032	1,014,815		1,970,604	12,353,347
(10,824,238)	8,877,541		(13,127,221)	13,412,990

$213,430,744	$204,553,203		$185,562,648	$172,149,658
$202,606,506	$213,430,744		$172,435,427	$185,562,648

355,151	2,489,868		237,850	2,123,815
1,584,439	1,988,733	(2)	957,757	1,550,880	(2)

72,444	247,473		124,383	401,862
345,762	20,899	(2)	533,907	31,500	(2)

(480,827)	(3,787,719)		(365,400)	(2,419,831)
(1,416,389)	(856,685	)(2)	(1,270,973)	(551,198	)(2)

(727,414)	(15,369,734)		(576,517)	(11,300,596)
726,378	15,356,969	(2)	575,856	11,295,185	(2)
459,544	89,804		216,863	1,131,617

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$639,633	$349,076
Net realized gain on investments and foreign currency transactions	821,884	1,499,200
Net increase (decrease) in unrealized appreciation (depreciation)	(4,113,144)	511,370
Net increase (decrease) in net assets from operations	(2,651,627)	2,359,646

Distributions to shareholders(1)	(2,134,551)	(804,007)

Capital share transactions
Proceeds from sale of shares	5,606,597	15,755,502
Value of distributions reinvested	2,125,762	796,946
Cost of shares redeemed	(5,347,575)	(9,785,495)
Total capital share transactions	2,384,784	6,766,953
Total increase (decrease) in net assets	(2,401,394)	8,322,592

NET ASSETS
Beginning of year	35,745,055	27,422,463
End of period	$33,343,661	$35,745,055

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	495,875	1,395,198
Shares issued for distributions reinvested	218,925	70,216
Shares redeemed	(476,967)	(855,588)
Net increase in fund shares	237,833	609,826

(1)

Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2018 and six months ended December 31, 2018. Comparable prior year information has been revised to reflect current period presentation. See Note 5 in the Notes to Financial Statements for more information regarding recently issued accounting standards.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2018		Year Ended June 30,
Investor Class	(Unaudited)		2018	2017	2016	2015		2014
Net asset value, beginning of period	$10.11		$10.18	$10.22	$10.20	$10.19		$10.20

Income from investment operations:
Net investment income (loss)	(0.12)		(0.05)	0.06	0.03	0.00	(1)	(0.02)
Net realized and unrealized gain (loss) on investments	0.22		0.07	(0.05)	0.03	0.01		0.01
Total from investment operations	0.10		0.02	0.01	0.06	0.01		(0.01)
Less distributions from:
Net investment income	(0.11)		(0.09)	(0.05)	(0.03)	—		—
Capital gains	—		—	—	(0.01)	(0.00	)(1)	(0.00	)(1)
Total distributions	(0.11)		(0.09)	(0.05)	(0.04)	(0.00	)(1)	(0.00	)(1)
Net asset value, end of period	$10.10		$10.11	$10.18	$10.22	$10.20		$10.19

Total return	1.02	%(2)	0.17%	0.10%	0.53%	0.22%		(0.07)%
Net assets, end of period (000s)	$123,000		$147,431	$606,640	$615,114	$612,129		$564,205
Ratio of net expenses to average net assets	0.64	%(3)	0.64%	0.65%	0.65%	0.65%		0.65%
Ratio of gross expenses to average net assets	0.64	%(3)	0.64%	0.65%	0.65%	0.74	%(4)	0.75	%(4)
Ratio of net investment income (loss) to average net assets	1.79	%(3)	0.94%	0.56%	0.31%	(0.01)%		(0.23)%
Portfolio turnover rate	54%		107%	115%	140%	202%		94%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.12)		$(0.05)	$0.06	$0.03	$(0.01)		$(0.03)

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Fixed Income Fund
	Six Months Ended
	December 31, 2018		Period Ended
Select Class	(Unaudited)		June 30, 2018(1)
Net asset value, beginning of period	$10.10		$10.18

Income from investment operations:
Net investment loss	(0.15)		(0.10)
Net realized and unrealized gain (loss) on investments	0.27		0.13
Total from investment operations	0.12		0.03
Less distributions from:
Net investment income	(0.13)		(0.11)
Capital gains	—		—
Total distributions	(0.13)		(0.11)
Net asset value, end of period	$10.09		$10.10

Total return	1.14	%(2)	0.33	%(2)
Net assets, end of period (000s)	$498,305		$472,402
Ratio of net expenses to average net assets	0.41	%(3)	0.43	%(3)
Ratio of gross expenses to average net assets	0.41	%(3)	0.43	%(3)
Ratio of net investment income to average net assets	2.04	%(3)	1.55	%(3)
Portfolio turnover rate	54%		107%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.15)		$(0.10)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended
	December 31, 2018		Year Ended June 30,
Investor Class	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.59		$9.63	$9.79	$9.63	$9.69	$9.68

Income from investment operations:
Net investment income (loss)	(0.33)		0.20	0.09	0.06	0.11	0.10
Net realized and unrealized gain (loss) on investments	0.45		(0.20)	(0.13)	0.17	(0.01)	—
Total from investment operations	0.12		—	(0.04)	0.23	0.10	0.10
Less distributions from:
Net investment income	(0.20)		(0.04)	(0.10)	(0.06)	(0.15)	(0.09)
Capital gains	—		— (1)	(0.02)	(0.01)	(0.01)	—
Total distributions	(0.20)		(0.04)	(0.12)	(0.07)	(0.16)	(0.09)
Net asset value, end of period	$9.51		$9.59	$9.63	$9.79	$9.63	$9.69

Total return	1.28	%(2)	0.04%	(0.33)%	2.32%	1.00%	0.99%
Net assets, end of period (000s)	$145,543		$170,558	$721,120	$732,949	$753,463	$724,587
Ratio of net expenses to average net assets	0.73	%(3)	0.73%	0.73%	0.73%	0.79%	0.80%
Ratio of gross expenses to average net assets	0.73	%(3)	0.73%	0.73%	0.73%	0.79%	0.80	%(4)
Ratio of net investment income to average net assets	0.77	%(3)	1.02%	1.06%	0.91%	1.04%	1.00%
Portfolio turnover rate	15%		46%	41%	42%	72%	24%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.33)		$0.20	$0.09	$0.06	$0.11	$0.10

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended
	December 31, 2018		Period Ended
Select Class	(Unaudited)		June 30, 2018(1)
Net asset value, beginning of period	$9.59		$9.62

Income from investment operations:
Net investment loss	(0.45)		(0.02)
Net realized and unrealized gain (loss) on investments	0.58		0.04
Total from investment operations	0.13		0.02
Less distributions from:
Net investment income	(0.25)		(0.05)
Capital gains	—		—
Total distributions	(0.25)		(0.05)
Net asset value, end of period	$9.47		$9.59

Total return	1.37	%(2)	0.25	%(2)
Net assets, end of period (000s)	$590,439		$568,896
Ratio of net expenses to average net assets	0.51	%(3)	0.52	%(3)
Ratio of gross expenses to average net assets	0.51	%(3)	0.54	%(3)
Ratio of net investment income to average net assets	0.99	%(3)	1.12	%(3)
Portfolio turnover rate	15%		46%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.45)		$(0.02)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended December 31, 2018		Year Ended June 30,
Investor Class	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$24.18		$21.71	$19.56	$19.47	$18.49	$14.99

Income from investment operations:
Net investment income (loss)	(0.15)		(0.02)	0.22	0.21	0.19	0.14
Net realized and unrealized gain (loss) on investments	(1.74)		3.45	3.16	0.05	0.95	3.50
Total from investment operations	(1.89)		3.43	3.38	0.26	1.14	3.64
Less distributions from:
Net investment income	(0.17)		(0.22)	(0.26)	(0.17)	(0.16)	(0.14)
Capital gains	(1.18)		(0.74)	(0.97)	—	—	—
Total distributions	(1.35)		(0.96)	(1.23)	(0.17)	(0.16)	(0.14)
Net asset value, end of period	$20.94		$24.18	$21.71	$19.56	$19.47	$18.49

Total return	(7.71	)%(1)	15.91%	17.81%	1.31%	6.22%	24.36%
Net assets, end of period (000s)	$157,644		$205,989	$731,679	$668,601	$699,644	$662,126
Ratio of net expenses to average net assets	0.87	%(1)	0.90%	0.93%	0.98%	1.00%	1.00%
Ratio of gross expenses to average net assets	0.87	%(1)	0.90%	0.93%	0.98%	1.00%	1.00	%(2)
Ratio of net investment income to average net assets	1.04	%(1)	0.90%	1.06%	1.09%	0.99%	0.89%
Portfolio turnover rate	3%		6%	8%	11%	10%	11%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.15)		$(0.02)	$0.22	$0.21	$0.19	$0.14

(1)	Annualized for periods less than one year.
(2)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended
	December 31, 2018		Period Ended
Select Class	(Unaudited)		June 30, 2018(1)
Net asset value, beginning of period	$24.20		$21.74

Income from investment operations:
Net investment loss	(0.42)		(0.20)
Net realized and unrealized gain (loss) on investments	(1.46)		3.65
Total from investment operations	(1.88)		3.45
Less distributions from:
Net investment income	(0.29)		(0.25)
Capital gains	(1.18)		(0.74)
Total distributions	(1.47)		(0.99)
Net asset value, end of period	$20.85		$24.20

Total return	(7.63	)%(2)	15.99	%(2)
Net assets, end of period (000s)	$538,433		$588,965
Ratio of net expenses to average net assets	0.66	%(3)	0.67	%(3)
Ratio of gross expenses to average net assets	0.66	%(3)	0.68	%(3)(4)
Ratio of net investment income to average net assets	1.26	%(3)	1.12%
Portfolio turnover rate	3%		6%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.42)		$(0.20)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2018		Year Ended June 30,
Investor Class	(Unaudited)		2018	2017	2016	2015		2014
Net asset value, beginning of period	$18.39		$18.51	$16.11	$17.45	$18.08		$14.63

Income from investment operations:
Net investment income (loss)	(0.20)		— (1)	0.22	0.24	0.20		0.14
Net realized and unrealized gain (loss) on investments	(1.68)		1.83	3.07	(0.52)	0.23		3.77
Total from investment operations	(1.88)		1.83	3.29	(0.28)	0.43		3.91
Less distributions from:
Net investment income	(0.19)		(0.24)	(0.25)	(0.22)	(0.17)		(0.13)
Capital gains	(1.28)		(1.71)	(0.64)	(0.84)	(0.89)		(0.33)
Total distributions	(1.47)		(1.95)	(0.89)	(1.06)	(1.06)		(0.46)
Net asset value, end of period	$15.04		$18.39	$18.51	$16.11	$17.45		$18.08

Total return	(10.07	)%(2)	9.59%	20.67%	(1.35)%	2.54%		27.01%
Net assets, end of period (000s)	$114,859		$152,688	$572,841	$519,215	$546,453		$526,814
Ratio of net expenses to average net assets	0.96	%(3)	0.97%	1.00%	1.05%	1.05%		1.05%
Ratio of gross expenses to average net assets	0.96	%(3)	0.97%	1.00%	1.05%	1.05	%(4)	1.06	%(4)
Ratio of net investment income to average net assets	1.46	%(3)	1.41%	1.29%	1.55%	1.17%		0.90%
Portfolio turnover rate	8%		19%	16%	21%	23%		20%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.20)		$— (1)	$0.22	$0.24	$0.20		$0.14

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	December 31, 2018		Period Ended
Select Class	(Unaudited)		June 30, 2018(1)
Net asset value, beginning of period	$18.41		$18.62

Income from investment operations:
Net investment loss	(0.42)		(0.23)
Net realized and unrealized gain (loss) on investments	(1.45)		1.99
Total from investment operations	(1.87)		1.76
Less distributions from:
Net investment income	(0.29)		(0.26)
Capital gains	(1.28)		(1.71)
Total distributions	(1.57)		(1.97)
Net asset value, end of period	$14.97		$18.41

Total return	(10.00	)%(2)	9.20	%(2)
Net assets, end of period (000s)	$406,855		$448,694
Ratio of net expenses to average net assets	0.74	%(3)	0.75	%(3)
Ratio of gross expenses to average net assets	0.74	%(3)	0.76%(3)(4)
Ratio of net investment income to average net assets	1.69	%(3)	1.46	%(3)
Portfolio turnover rate	8%		19%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.42)		$(0.23)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2018		Year Ended June 30,
Investor Class	(Unaudited)		2018		2017		2016		2015		2014
Net asset value, beginning of period	$27.37		$25.76		$22.40		$25.64		$25.77		$21.29

Income from investment operations:
Net investment income (loss)	0.03		(0.06)		0.05		0.09		0.07		0.01
Net realized and unrealized gain (loss) on investments	(4.63)		3.75		4.62		(1.48)		1.11		5.12
Total from investment operations	(4.60)		3.69		4.67		(1.39)		1.18		5.13
Less distributions from:
Net investment income	—		(0.05)		(0.08)		(0.09)		(0.03)		(0.03)
Capital gains	(0.71)		(2.03)		(1.23)		(1.76)		(1.28)		(0.62)
Total distributions	(0.71)		(2.08)		(1.31)		(1.85)		(1.31)		(0.65)
Net asset value, end of period	$22.06		$27.37		$25.76		$22.40		$25.64		$25.77

Total return	(16.77	)%(1)	14.64%		20.90%		(5.23)%		4.81%		24.29%
Net assets, end of period (000s)	$78,872		$113,007		$402,770		$366,164		$404,400		$385,094
Ratio of net expenses to average net assets	1.14	%(2)	1.17%		1.20%		1.20%		1.20%		1.20%
Ratio of gross expenses to average net assets	1.14	%(2)	1.21	%(3)	1.27	%(3)	1.28	%(3)	1.34	%(3)	1.35	%(3)
Ratio of net investment income to average net assets	0.23	%(2)	0.26%		0.26%		0.42%		0.27%		0.05%
Portfolio turnover rate	3%		16%		12%		12%		11%		13%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$0.03		$(0.09)		$0.03		$0.07		$0.03		$(0.01)
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended
	December 31, 2018		Period Ended
Select Class	(Unaudited)		June 30, 2018(1)
Net asset value, beginning of period	$27.41		$25.96

Income from investment operations:
Net investment loss	(0.15)		(0.06)
Net realized and unrealized gain (loss) on investments	(4.42)		3.62
Total from investment operations	(4.57)		3.56
Less distributions from:
Net investment income	(0.11)		(0.08)
Capital gains	(0.71)		(2.03)
Total distributions	(0.82)		(2.11)
Net asset value, end of period	$22.02		$27.41

Total return	(16.68	)%(2)	14.05	%(2)
Net assets, end of period (000s)	$279,415		$331,999
Ratio of net expenses to average net assets	0.92	%(3)	0.93	%(2)
Ratio of gross expenses to average net assets	0.92	%(3)	0.95	%(3)(4)
Ratio of net investment income to average net assets	0.49	%(3)	0.48	%(3)
Portfolio turnover rate	3%		16%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.15)		$(0.06)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended
	December 31, 2018		Year Ended June 30,
Investor Class	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$11.87		$11.20	$9.16		$11.34	$12.59	$10.16

Income from investment operations:
Net investment income (loss)	(0.19)		0.15	0.27		0.25	0.22	0.40
Net realized and unrealized gain (loss) on investments	(1.45)		0.83	2.07		(2.24)	(1.08)	2.25
Total from investment operations	(1.64)		0.98	2.34		(1.99)	(0.86)	2.65
Less distributions from:
Net investment income	(0.19)		(0.31)	(0.30)		(0.19)	(0.39)	(0.22)
Capital gains	—		—	—		—	—	—
Total distributions	(0.19)		(0.31)	(0.30)		(0.19)	(0.39)	(0.22)
Net asset value, end of period	$10.04		$11.87	$11.20		$9.16	$11.34	$12.59

Total return	(13.78	)%(1)	8.61%	25.81%		(17.66)%	(6.62)%	26.23%
Net assets, end of period (000s)	$126,487		$174,610	$714,939		$602,565	$710,710	$725,911
Ratio of net expenses to
average net assets	1.12	%(3)	1.12%	1.13	%(2)	1.16%	1.26%	1.26%
Ratio of gross expenses to
average net assets	1.12	%(3)	1.12%	1.13	%(2)	1.16%	1.26%	1.26%
Ratio of net investment income
to average net assets	1.28	%(3)	1.86%	2.51%		2.51%	2.12%	3.58%
Portfolio turnover rate	11%		21%	17%		21%	21%	15%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income (loss)
per share would have been	$(0.19)		$0.15	$0.27		$0.25	$0.22	$0.40

(1)	Periods less than one year are not annualized.
(2)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended
	December 31, 2018		Period Ended
Select Class	(Unaudited)		June 30, 2018(1)
Net asset value, beginning of period	$11.89		$11.28

Income from investment operations:
Net investment loss	(0.44)		(0.21)
Net realized and unrealized gain (loss) on investments	(1.19)		1.14
Total from investment operations	(1.63)		0.93
Less distributions from:
Net investment income	(0.26)		(0.32)
Capital gains	—		—
Total distributions	(0.26)		(0.32)
Net asset value, end of period	$10.00		$11.89

Total return	(13.69	)%(2)	8.16%
Net assets, end of period (000s)	$505,143		$560,676
Ratio of net expenses to average net assets	0.90	%(3)	0.90	%(3)
Ratio of gross expenses to average net assets	0.90	%(3)	0.92	%(3)(4)
Ratio of net investment income to average net assets	1.54	%(3)	4.25	%(3)
Portfolio turnover rate	11%		21%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.44)		$(0.21)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2018		Year Ended June 30,
Investor Class	(Unaudited)		2018	2017		2016	2015		2014
Net asset value, beginning of period	$22.94		$22.09	$18.72		$20.43	$22.05		$17.30

Income from investment operations:
Net investment income (loss)	(0.28)		(0.60)	0.18		0.42	0.23		0.15
Net realized and unrealized gain (loss) on investments	(3.83)		2.46	3.97		(1.40)	(1.42)		4.95
Total from investment operations	(4.11)		1.86	4.15		(0.98)	(1.19)		5.10
Less distributions from:
Net investment income	(0.29)		(0.43)	(0.36)		(0.19)	(0.31)		(0.35)
Capital gains	(0.89)		(0.58)	(0.42)		(0.54)	(0.12)		—
Total distributions	(1.18)		(1.01)	(0.78)		(0.73)	(0.43)		(0.35)
Net asset value, end of period	$17.65		$22.94	$22.09		$18.72	$20.43		$22.05

Total return	(17.83	)%(1)	8.35%	22.87%		(4.81)%	(5.21)%		29.68%
Net assets, end of period (000s)	$62,309		$90,584	$355,959		$307,502	$337,659		$337,334
Ratio of net expenses to average net assets†	0.75	%(3)	0.86%	0.96	%(2)	1.04%	1.10%		1.10%
Ratio of gross expenses to average net assets†	0.76	%(3)(4)	0.86%	0.96	%(2)	1.04%	1.12	%(4)	1.10	%(4)
Ratio of net investment income to average net assets†	2.67	%(3)	1.27%	0.64%		2.15%	1.15%		0.75%
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)(5)†	0.53%		0.53%	0.53%		0.53%	0.53%		0.53%
Ratio of expenses to average net assets for the DFA Portfolio(6)†	0.53%		0.53%	0.53%		0.54%	0.53%		0.54%
Portfolio turnover rate(7)	4%		6%	0%		0%	0%		0%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.28)		$(0.60)	$0.18		$0.42	$0.23		$0.15

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Periods less than one year are not annualized.
(2)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The DFA Portfolio expense ratios are as of April 30, 2018, 2017, 2016, 2015 and 2014, respectively and are unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2018, 2017, 2016, 2015, 2014 and 2013, respectively.
(7)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended
	December 31, 2018		Period Ended
Select Class	(Unaudited)		June 30, 2018(1)
Net asset value, beginning of period	$22.96		$22.01

Income from investment operations:
Net investment loss	(0.51)		(0.41)
Net realized and unrealized gain (loss) on investments	(3.58)		2.40
Total from investment operations	(4.09)		1.99
Less distributions from:
Net investment income	(0.42)		(0.46)
Capital gains	(0.89)		(0.58)
Total distributions	(1.31)		(1.04)
Net asset value, end of period	$17.56		$22.96

Total return	(17.70	)%(2)	8.98	%(2)
Net assets, end of period (000s)	$225,429		$264,464
Ratio of net expenses to average net assets†	0.52	%(3)	0.54%
Ratio of gross expenses to average net assets†	0.52	%(3)	0.57	%(3)(4)
Ratio of net investment income to average net assets†	3.24	%(3)	0.98	%(3)
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)†(5)	0.53%		0.53%
Ratio of expenses to average net assets for the DFA Portfolio†(6)	0.53%		0.53%
Portfolio turnover rate(7)	4%		6%
Without giving effect to the expense waiver described in Note 2 to the Financial Statements, net investment income (loss) per share would have been	$(0.51)		$(0.41)

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The DFA Portfolio expense ratios are as of April 30, 2015, 2014, 2013, 2012 and 2011, respectively and are unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.
(7)	Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended
	December 31, 2018		Year Ended June 30,
Investor Class	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.93		$9.56	$7.78	$9.05	$10.51	$9.32

Income from investment operations:
Net investment income (loss)	(0.20)		(0.11)	0.09	0.11	0.11	0.10
Net realized and unrealized
gain (loss) on investments	(0.33)		0.62	1.79	(1.29)	(1.43)	1.26
Total from investment operations	(0.53)		0.51	1.88	(1.18)	(1.32)	1.36
Less distributions from:
Net investment income	(0.16)		(0.14)	(0.10)	(0.09)	(0.13)	(0.08)
Capital gains	—		—	—	—	(0.01)	(0.09)
Total distributions	(0.16)		(0.14)	(0.10)	(0.09)	(0.14)	(0.17)
Net asset value, end of period	$9.24		$9.93	$9.56	$7.78	$9.05	$10.51

Total return	(5.29	)%(1)	5.23%	24.42%	(12.95)%	(12.53)%	14.70%
Net assets, end of period (000s)	$38,765		$49,384	$204,553	$166,788	$167,220	$162,333
Ratio of net expenses to
average net assets	1.35	%(2)	1.38%	1.40%	1.40%	1.45%	1.45%
Ratio of gross expenses to
average net assets(3)	1.64	%(2)	1.61%	1.66%	1.72%	1.83%	1.93%
Ratio of net investment income
to average net assets	2.16	%(2)	1.26%	0.93%	1.52%	1.17%	1.12%
Portfolio turnover rate	6%		18%	21%	13%	14%	10%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been(3)	$(0.22)		$(0.19)	$0.07	$0.09	$0.07	$0.06

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended
	December 31, 2018		Period Ended
Select Class	(Unaudited)		June 30, 2018(1)
Net asset value, beginning of period	$9.94		$9.61

Income from investment operations:
Net investment loss	(0.29)		(0.11)
Net realized and unrealized gain (loss) on investments	(0.22)		0.59
Total from investment operations	(0.51)		0.48
Less distributions from:
Net investment income	(0.20)		(0.15)
Capital gains	—		—
Total distributions	(0.20)		(0.15)
Net asset value, end of period	$9.23		$9.94

Total return	(5.17	)%(2)	4.87	%(2)
Net assets, end of period (000s)	$163,841		$164,047
Ratio of net expenses to average net assets	1.15	%(3)	1.16	%(3)
Ratio of gross expenses to average net assets	1.37	%(3)(4)	1.41	%(3)(4)
Ratio of net investment income to average net assets	2.18	%(3)	1.74	%(3)
Portfolio turnover rate	6%		18%
Without giving effect to the expense waiver described in Note 2 to the
Financial Statements, net investment income (loss) per share would have been	$(0.29)		$(0.10)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended
	December 31, 2018		Year Ended June 30,
Investor Class	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.40		$11.38	$12.17	$10.03	$9.94	$9.04

Income from investment operations:
Net investment income (loss)	(0.26)		0.14	0.21	0.26	0.19	0.20
Net realized and unrealized
gain (loss) on investments	(0.23)		0.21	(0.59)	2.07	0.13	0.86
Total from investment operations	(0.49)		0.35	(0.38)	2.33	0.32	1.06
Less distributions from:
Net investment income	(0.35)		(0.14)	(0.35)	(0.19)	(0.23)	(0.16)
Capital gains	(0.07)		(0.19)	(0.06)	—	—	—
Total distributions	(0.42)		(0.33)	(0.41)	(0.19)	(0.23)	(0.16)
Net asset value, end of period	$10.49		$11.40	$11.38	$12.17	$10.03	$9.94

Total return	(4.37	)%(1)	3.14%	(2.98)%	23.56%	3.12%	12.10%
Net assets, end of period (000s)	$35,247		$44,916	$172,150	$186,216	$160,246	$150,198
Ratio of net expenses to
average net assets	0.95	%(2)	0.98%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets(3)	1.05	%(2)	1.04%	1.05%	1.06%	1.23%	1.31%
Ratio of net investment income
to average net assets	6.12	%(2)	2.27%	1.53%	2.43%	1.85%	2.43%
Portfolio turnover rate	4%		6%	7%	7%	3%	0	%(4)
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been	$(0.27)		$0.12	$0.20	$0.25	$0.17	$0.18

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than 0.5%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended
	December 31, 2018		Period Ended
Select Class	(Unaudited)		June 30, 2018(1)
Net asset value, beginning of period	$11.41		$11.53

Income from investment operations:
Net investment loss	(0.45)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.03)		0.32
Total from investment operations	(0.48)		0.23
Less distributions from:
Net investment income	(0.41)		(0.16)
Capital gains	(0.07)		(0.19)
Total distributions	(0.48)		(0.35)
Net asset value, end of period	$10.45		$11.41

Total return	(4.31	)%(2)	2.03	%(2)
Net assets, end of period (000s)	$137,189		$140,647
Ratio of net expenses to average net assets	0.75	%(3)	0.76	%(3)
Ratio of gross expenses to average net assets	0.78	%(3)(4)	0.85	%(3)(4)
Ratio of net investment income to average net assets	6.35	%(3)	3.10	%(3)
Portfolio turnover rate	4%		6%
Without giving effect to the expense waiver described in Note 2 to the Financial
Statements, net investment income (loss) per share would have been(4)	$(0.45)		$(0.08)

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended
	December 31, 2018		Year Ended June 30,
	(Unaudited)		2018	2017	2016
Net asset value, beginning of period	$11.29		$10.73	$9.51	$10.00

Income from investment operations:
Net investment income (loss)	(0.21)		(0.15)	0.14	0.10
Net realized and unrealized gain (loss) on investments	(0.62)		1.03	1.27	(0.49)
Total from investment operations	(0.83)		0.88	1.41	(0.39)
Less distributions from:
Net investment income	(0.21)		(0.15)	(0.14)	(0.10)
Capital gains	(0.46)		(0.17)	(0.05)	—
Total distributions	(0.67)		(0.32)	(0.19)	(0.10)
Net asset value, end of period	$9.79		$11.29	$10.73	$9.51

Total return	(7.32	)%(1)	8.11%	15.04%	(3.89	)%(1)
Net assets, end of period (000s)	$33,344		$35,745	$27,422	$11,662
Ratio of net expenses to average net assets	0.00	%(2)	0.00%	0.00%	0.00	%(2)
Ratio of gross expenses to average net assets(3)	0.50	%(2)	0.60%	0.61%	2.72	%(2)
Ratio of net investment income to average net assets	3.54	%(2)	1.09%	1.32%	1.11	%(2)
Portfolio turnover rate	8%		20%	11%	5%
Without giving effect to the expense waiver described
in Note 2 to the Financial Statements, net investment
income (loss) per share would have been	$(0.24)		$(0.21)	$0.10	$(0.02)

‡	Fund commenced operations on July 1, 2015.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
SA Worldwide Moderate Growth Fund

All of the Funds commenced investment operations on August 5, 1999, except the SA Global Fixed Income Fund, which commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, which commenced operations on July 1, 2015.

Each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, offers Investor Class shares and Select Class shares. The SA Worldwide Moderate Growth Fund offers only a single share class.

Select Class shares are available to investors that invest through BAM Advisor Services, LLC (the “Adviser” or “BAM“) or BAM’s Strategist Program and certain registered investment companies at the discretion of the Adviser. In addition, Select Class shares are available to certain Turn-Key Asset Management Program participants who invest through a unified managed account program sponsored by the Adviser and who invest at least $500,000 in a model portfolio that includes one or more of the Funds; or investors who are clients of investment advisors whose clients invest in aggregate at least $20 million in the Funds and other accounts managed by the Adviser. The Adviser may automatically convert Investor Class shares to Select Class shares when investment level thresholds are achieved. The minimum initial purchase amount of Select Class shares is generally $100,000 in aggregate across all of the SA Funds with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

investment company. As of December 31, 2018, the SA International Small Company Fund held approximately 2.56% of the DFA Portfolio. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Effective January 1, 2018, purchases by the SA Worldwide Moderate Growth Fund in Underlying SA Funds receive Select Class shares. Existing Investor Class shares of SA Funds held by the Fund were converted (via an inter-class tax free exchange) into Select Class shares on the first business day of 2018.

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its Designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its Designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its Designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of December 31,2018, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted Quoted
	Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable	Total Balance
	Investments	Observable Inputs	Inputs	as of
Description	(Level 1)	(Level 2)*	(Level 3)	December 31, 2018
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$615,238,623	$—	$615,238,623
Short-Term Investments	2,744,693	—	—	2,744,693
Total Investments	$2,744,693	$615,238,623	$—	$617,983,316
SA Global Fixed Income Fund
Assets:
Bonds and Notes	$—	$723,664,249	$—	$723,664,249
Short-Term Investments	17,264,519	—	—	17,264,519
Other Financial Instruments
Forward Foreign Currency Contracts	—	6,174,289	—	6,174,289
Total Investments	$17,264,519	$729,838,538	$—	$747,103,057
Liabilities:
Other Financial Instruments
Forward Foreign Currency Contracts	$	$(536,565)	$	$(536,565)
SA U.S. Core Market Fund
Common Stocks	$667,328,583	$—	$—	$667,328,583
Mutual Funds	26,005,081	—	—	26,005,081
Short-Term Investments	2,884,501	—	—	2,884,501
Total Investments	$696,218,165	$—	$—	$696,218,165
SA U.S. Value Fund
Common Stocks	$520,539,095	$—	$—	$520,539,095
Short-Term Investments	1,455,025	—	—	1,455,025
Total Investments	$521,994,120	$—	$—	$521,994,120

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted Quoted
	Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable		Total Balance
	Investments	Observable Inputs	Inputs		as of
Description	(Level 1)	(Level 2)*	(Level 3)		December 31, 2018
SA U.S. Small Company Fund
Common Stocks	$356,584,442	$—	$9,779	†	$356,594,221	†
Preferred Stocks	44,244	—	—		44,244
Rights and Warrants	—	—	3,412	†	3,412	†
Short-Term Investments	4,491,691	—	—		4,491,691
Total Investments	$361,120,377	$—	$13,191		$361,133,568
SA International Value Fund
Common Stocks	$619,595,883	$—	$—	†	$619,595,883	†
Preferred Stocks	7,792,506	—	—		7,792,506
Rights And Warrants	103,439	—	—		103,439
Short-Term Investments	10,961,837	—	—		10,961,837
Total Investments	$638,453,665	$—	$—		$638,453,665
SA International Small Company Fund
Mutual Funds	$287,426,304	$—	$—		$287,426,304
Total Investments	$287,426,304	$—	$—		$287,426,304
SA Emerging Markets Value Fund(a)
Common Stocks	$198,454,269	$86,293	$29,324	†	$198,569,886	†
Preferred Stocks	3,699,972	8,281	—		3,708,253
Rights And Warrants	2,658 †	—	—		2,658
Short-Term Investments	1,994,409	—	—		1,994,409
Total Investments	$204,151,308	$94,574	$29,324		$204,275,206
SA Real Estate Securities Fund
Common Stocks	$170,669,835	$—	$—		$170,669,835
Short-Term Investments	1,113,411	—	—		1,113,411
Total Investments	$171,783,246	$—	$—		$171,783,246
SA Worldwide Moderate Growth Fund
Mutual Funds	$33,325,525	$—	$—		$33,325,525
Total Investments	$33,325,525	$—	$—		$33,325,525

†	Contains securities with a market value of zero.

(a)	For the period ended December 31, 2018 common stocks valued at $1,477 were transferred from Level 1 to Level 3 and common stocks valued at $50,614 were transferred from Level 3 to Level 1.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds’ policy is to recognize transfers between any level to/from level 3 as of the end of the fiscal period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the fiscal period.

									Net Change
									in Unrealized
									Appreciation
					Total				(Depreciation)
	Beginning				realized and			Ending	on Investments
	Balance			Accrued	unrealized	Transfers	Transfers	Balance	Held at
	June 30,			discounts	gains	in to	out of	December 31,	December 31,
	2018	Purchases	Sales	(premiums)	(losses)*	Level 3	Level 3	2018	2018*
SA U.S. Core Market Fund
Rights and Warrants	$5,946	—	(7,432)	—	1,486	—	—	$—	(3,883)
SA U.S. Small Company Fund
Common Stocks(2)	$—	13,040	—	—	(3,261)	—	—	9,779	(3,261)
Rights and Warrants(1)(2)	6,626	—	(3,059)	—	(155)	—	—	3,412	(155)
SA Emerging Markets Value Fund
Common Stocks(1)(2)	229,619	—	(69,223)	—	(81,936)	1,478	(50,614)	29,324	(82,131)

(1) Level 3 at July 1, 2018 included securities with a fair value of $0.

(2) Level 3 at December 31, 2018 included securities with fair value of $0.

* All net realized and change in unrealized gains (losses) are reflected on the accompanying Statements of Operations.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or the Sub-Adviser specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of December 31, 2018, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of	(Including
	Value of	Value of Cash	Non-Cash	Calculated
	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$14,309,281	$14,592,098	$—	$14,597,355
SA U.S Core Market Fund	$8,842,553	$440,686	$8,555,466	$9,068,456
SA U.S. Value Fund	$2,647,716	$—	$2,685,006	$2,709,007
SA U.S. Small Company Fund	$32,629,026	$3,912,946	$29,527,753	$33,536,234
SA International Value Fund	$19,723,561	$10,961,837	$9,333,768	$20,455,255
SA Emerging Markets Value Fund	$4,006,0701	$1,994,409	$2,242,569	$4,242,938
SA Real Estate Securities Fund	$1,173,672	$106,301	$1,106,896	$1,209,326

+ Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of December 31, 2018
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$14,592,098	$—	$—	$—	$14,592,098
Total Borrowings	$14,592,098	$—	$—	$—	$14,592,098
Gross amount of recognized liabilities for securities lending transactions					$14,592,098

SA U.S. Core Market Fund
Common Stocks	$440,686	$—	$—	$—	$440,686
Total Borrowings	$440,686	$—	$—	$—	$440,686
Gross amount of recognized liabilities for securities lending transactions					$440,686

SA U.S. Small Company Fund
Common Stocks	$3,912,946	$—	$—	$—	$3,912,946
Total Borrowings	$3,912,946	$—	$—	$—	$3,912,946
Gross amount of recognized liabilities for securities lending transactions					$3,912,946

SA International Value Fund
Common Stocks	$10,961,837	$—	$—	$—	$10,961,837
Total Borrowings	$10,961,837	$—	$—	$—	$10,961,837
Gross amount of recognized liabilities for securities lending transactions					$10,961,837

SA Emerging Markets Value Fund
Common Stocks	$1,994,409	$—	$—	$—	$1,994,409
Total Borrowings	$1,994,409	$—	$—	$—	$1,994,409
Gross amount of recognized liabilities for securities lending transactions					$1,994,409

SA Real Estate Securities Fund
Common Stocks	$106,301	$—	$—	$—	$106,301
Total Borrowings	$106,301	$—	$—	$—	$106,301
Gross amount of recognized liabilities for securities lending transactions					$106,301

(1) Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, discloses the amounts related to the Fund’s use of derivative instruments and hedging activities at December 31, 2018, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative		Change in
Risk Type	Fair Value(1)	Fair Value(2)	Realized Gain(3)	Depreciation(4)
Foreign currency	$6,174,289	$536,565	$17,640,598	$6,466,560

(1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3) Statement of Operations location: Realized gain (loss) on: Forward currency transactions.

(4) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Forward currency translations

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2018:

	Gross Amount of	Financial
	Assets Presented	Instruments
	in Statements of	Available for	Collateral
Counterparty	Assets & Liabilities	Offset	Received	Net Amount
Bank of America, N.A	$688,658	$(22,680)	—	$665,978
HSBC Bank USA	75,611	—	—	75,611
Morgan Stanley & Co., Inc.	4,768,446	(15,228)	—	4,753,218
State Street Bank and Trust Co	641,575	(418,755)	—	222,820

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2018:

	Gross Amounts of	Financial
	Liabilities Presented	Instruments
	in Statements of	Available for	Collateral
Counterparty	Assets & Liabilities	Offset	Pledged	Net Amount
Bank of America, N.A.	$22,680	$(22,680)	—	—
Citibank, N.A.	79,903	—	—	$79,903
Morgan Stanley & Co., Inc.	15,228	(15,228)	—	—
State Street Bank and Trust Co.	418,755	(418,755)	—	—

For the six months ended December 31, 2018, the average monthly principal amount of forward foreign currency exchange contracts was $ 188,098,870.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Class specific expenses are charged directly to that share class. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets. Expenses are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2018, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2018, and for all open tax year, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2015- 2017), or expected to be taken in the Funds’ 2018 tax returns.

As of June 30, 2018, for U.S. federal income tax purposes, the SA U.S. Fixed Income Fund had an amount of $2,603,751 in unlimited short-term losses, and the SA U.S. Fixed Income Fund and SA Emerging Markets Value Fund had an amount of $1,026,712 and $2,531,848 in unlimited long-term losses, respectively, available to offset future net realized gains.

At December 31, 2018, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
SA U.S. Fixed Income Fund	$618,034,094	$682,873	$733,651	$(50,778)
SA Global Fixed Income Fund	761,836,599	6,801,070	22,071,177	(15,270,107)
SA U.S. Core Market Fund	340,008,355	366,878,304	10,668,494	356,209,810
SA U.S. Value Fund	428,978,760	129,435,990	36,420,630	93,015,360
SA U.S. Small Company Fund	271,509,740	128,278,467	38,654,639	89,623,828
SA International Value Fund	672,312,659	53,333,270	84,845,535	(31,512,265)
SA International Small Company Fund	219,082,946	68,343,358	—	68,343,358
SA Emerging Markets Value Fund	210,560,146	28,683,795	34,968,735	(6,284,940)
SA Real Estate Securities Fund	124,258,880	55,368,247	7,843,881	47,524,366
SA Worldwide Moderate Growth Fund	34,983,398	89,612	1,747,485	(1,657,873)

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and undistributed accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

As announced by the Trust on October 15, 2018, Loring Ward Holdings Inc. (“Loring Ward”), the parent company of the Trust’s prior investment adviser, LWI Financial Inc., agreed to be acquired by Focus Financial Partners Inc. (“Focus”), a partnership of independent fiduciary wealth management firms that includes The Buckingham Family of Financial Services (the “Transaction”). The Transaction closed on November 30, 2018, at which time Loring Ward merged with an existing Focus subsidiary, the Adviser, which is part of The Buckingham Family of Financial Services. The closing of the Transaction resulted in a change of control of Loring Ward (the “Change of Control”). Consistent with applicable requirements under the 1940 Act, the Investment Advisory and Administrative Services Agreement between Loring Ward and the Fund (the “Advisory Agreement”) contained a provision that the Advisory Agreement would automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Change of Control caused the assignment of the Advisory Agreement and resulted in the automatic termination of the Advisory Agreement.

The Transaction is not expected to result in any material change in the day-to-day management of the Fund. Loring Ward’s business is expected to continue to operate as part of BAM. At an in person meeting on November 2, 2018 (prior to the Change of Control), the Board considered the approval of an interim investment advisory agreement with BAM (the “Interim Advisory Agreement”) with respect to the Fund to take effect immediately upon the closing of the Transaction. In reliance upon applicable rules under the 1940 Act, BAM will be permitted to provide investment advisory services to the Fund under the Interim Advisory Agreement for up to 150 days following the closing of the Transaction, and may do so without having received the prior approval of shareholders

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

of the Fund. The terms and conditions of the Interim Advisory Agreement are identical in all material respects to the Advisory Agreement, including the rate of the investment advisory fee for the Fund. The Interim Advisory Agreement may be terminated prior to the completion of its 150 day term, including in the event that shareholders of the Fund approve the New Advisory Agreement (defined below). Should a Fund’s shareholders not approve the New Advisory Agreement, with respect to a Fund prior to the expiration of the 150-day term of the Interim Advisory Agreement, the Board will consider what other action is necessary, appropriate and in the best interests of that Fund and its shareholders under the circumstances.

At its in-person meeting on November 2, 2018, the Board also considered and approved a new investment advisory agreement with BAM (the “New Advisory Agreement”) with respect to the Fund. The New Advisory Agreement also needs to be approved by shareholders of the Fund at a special meeting of shareholders, at which the Fund’s shareholders will be asked to consider the approval of the New Advisory Agreement (among other items, if any, as described in the proxy statement mailed to shareholders on or about November 30, 2018). The terms and conditions of the New Advisory Agreement are identical in all material respects to the Advisory Agreement, including the rate of the investment advisory fee for the Fund.

For the advisory services provided to the Funds under both the Interim Advisory Agreement and, if approved by shareholders, the New Advisory Agreement, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00%*

* The management fee for the SA Worldwide Moderate Growth Fund has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

Related to the Transaction noted above, the Investment Sub-Advisory Agreement among the Trust, on behalf of each sub-advised Fund, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) also terminated as a result of its assignment. At its in-person meeting on November 2, 2018, the Board considered and approved both an interim Sub-advisory Agreement with DFA and a new Sub-Advisory Agreement with DFA (the “New Sub-Advisory Agreements”), which are each identical in all material respects to the Sub-Advisory Agreements that were in effect through November 30, 2018, including the rate of the sub-advisory fees for each of the sub-advised Funds. Shareholders of each sub-advised Fund will be asked to consider the approval of the New Sub-Advisory Agreement at a special meeting of shareholders.

For the sub-advisory services provided to the Funds under both the Interim Sub-Advisory Agreement and, if approved by shareholders, the New Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.25%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.47%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s Investor Class shares’ operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement and

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

will not exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board. The expense limitations for the Funds is as follows:

	Expense Limitation
	Investor	Select
	Class	Class
SA U.S. Fixed Income Fund	0.65%	0.45%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.70%
SA U.S. Value Fund	1.00%	0.80%
SA U.S. Small Company Fund	1.15%	0.95%
SA International Value Fund	1.15%	0.95%
SA International Small Company Fund	0.75%	0.55%
SA Emerging Markets Value Fund	1.35%	1.15%
SA Real Estate Securities Fund	0.95%	0.75%

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $96,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $9,600 per year. Effective January 1, 2019, the Trustees of the Trust receive an annual retainer fee of $100,800, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2019, the Chairman of the Board receives an annual supplemental compensation of $10,080 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for the SA International Small Company Fund and the SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

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NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2018 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$182,663,279	$150,987,800	$144,512,767	$190,168,098
SA Global Fixed Income Fund	2,864,776	110,352,489	4,850,921	104,799,366
SA U.S. Core Market Fund	—	26,113,378	—	58,269,499
SA U.S. Value Fund	—	45,760,983	—	50,364,376
SA U.S. Small Company Fund	—	11,984,801	—	24,542,785
SA International Value Fund	—	85,487,826	—	79,882,368
SA International Small Company Fund	N/A	N/A	N/A	N/A
SA Emerging Markets Value Fund	—	16,678,504	—	12,979,233
SA Real Estate Securities Fund	—	8,463,444	—	7,562,067
SA Worldwide Moderate Growth Fund	—	4,488,639	—	2,857,968

N/A — The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio which are included elsewhere in this report.

4. Capital Shares and Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the six months ended December 31, 2018, follows:

				Net
				Realized				Dividend
				Gain (Loss)				Income	Capital Gain
				on Sales of	Change in	Ending		from	Distributions
	Beginning			Affiliated	Unrealized	Value as of	Shares as of	Affiliated	from Affiliated
	Value as of	Purchases at	Proceeds	Investment	Appreciation/	December 31,	December 31,	Investment	Investment
Affiliated Investment Companies	June 30, 2018	Cost	from Sales	Companies	Depreciation	2018	2018	Companies	Companies
SA Emerging Markets Value Fund	$3,561,391	$436,291	$(321,057)	$(2,959)	$(253,785)	$3,419,881	370,518	$72,079	$—
SA Global Fixed Income Fund	4,647,075	461,155	(595,641)	(10,640)	(47,659)	4,454,290	470,358	121,327	—
SA International Value Fund	6,773,459	1,017,704	(303,642)	7,141	(1,144,428)	6,350,234	635,023	162,419	—
SA Real Estate Securities Fund	1,867,139	249,802	(329,972)	3,679	(144,309)	1,646,339	157,544	61,279	10,068
SA US Core Market Fund	6,416,838	732,528	(370,679)	47,256	(914,248)	5,911,695	283,535	77,390	312,706
SA US Fixed Income Fund	4,288,449	360,448	(542,568)	(4,428)	1,174	4,103,075	406,648	52,236	—
SA US Small Company Fund	3,209,140	526,691	(174,065)	15,277	(681,387)	2,895,656	131,561	13,361	89,712
SA US Value Fund	4,986,282	704,020	(220,344)	2,899	(928,502)	4,544,355	303,564	79,542	351,173
Totals	$35,749,773	$4,488,639	$(2,857,968)	$58,225	$(4,113,144)	$33,325,525		$639,633	$763,659

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2018 (Unaudited) (Continued)

5. Recent Accounting Pronouncements

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Funds’ adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2018, the Funds have chosen to adopt certain provisions of the standard which eliminated the disclosures of transfers between level 1 and level 2 portfolio investments and the policy for the timing of transfers between levels of the fair value hierarchy. Management has evaluated that the full adoption of this ASU will not have a material impact on the Fund’s financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (844) 366-0905.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (844) 366-0905.

Additional Information

Member of FINRA/SIPC, this report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o BAM Advisor Services, LLC d/b/a Loring
Ward 10 Almaden Blvd.
15th Floor
San Jose, California 95113

Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of the Investment Advisory Agreements and Sub-Advisory Agreements

Advisory Agreements

At an in-person meeting held on November 2, 2018 (the “Meeting”), the Board, consisting solely of Independent Trustees, considered the approval of each of the Interim Advisory Agreements, for a period ending on the earlier of 150 days from the Closing or when Shareholders of a Fund approve the New Advisory Agreement, and each of the New Investment Advisory Agreements, for an initial two-year term, renewable annually thereafter, (collectively, the “Advisory Agreements”).

Factors Considered in Approving the Advisory Agreements

In approving the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account both information prepared specifically in connection with its review of the Advisory Agreements at the Meeting, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Advisory Agreements at an in-person meeting of the Board on May 25, 2018 following a related telephonic meeting of the Board on May 7, 2018 (collectively, the “Prior 15(c) Meeting”).

In connection with the Board’s review of the Advisory Agreements, BAM, together with key personnel from Loring Ward who will continue to manage or supervise the management of the Funds as employees of BAM, advised the Board about a variety of matters, including the following:

●	No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management or other shareholder services; BAM represented that the additional resources available at BAM could help enhance service quality to the Funds.

●	All of the key Loring Ward investment advisory personnel who currently assist in the management of the Funds are expected to continue to do so after the Transaction as employees of BAM, if they choose to become employees of BAM. In addition, all key investment personnel of the Sub-Adviser who currently assist in the management of the Sub-Advised Funds are expected to continue to do so after the Transaction.

●	The terms and conditions of the Advisory Agreements, including each Fund’s contractual fee rate, will remain substantially identical.
●	In addition, the current fee cap for each Fund, as applicable, will remain in effect after Closing until October 28, 2021 for the Sub-Advised Funds and July 1, 2025 for the Allocation Fund.
●	The investment philosophy, strong compliance culture and financial resources of BAM, the plans for integrating BAM and Loring Ward and the compatibility of their businesses, and the potential benefits to shareholders of the Funds of BAM becoming investment adviser to the Funds.

●	BAM has agreed that it will conduct its business, and will, to the extent within its reasonable control, cause each of its affiliates to conduct their businesses, in a manner to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular factor or piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser. The Board considered BAM’s favorable attributes, including its investment philosophy, investment management capabilities, experienced leadership and reputation, as well as BAM’s stated commitment to maintaining a strong compliance culture. The Board also considered the capabilities, resources, and personnel of BAM, including personnel of Loring Ward who will join BAM, in order to determine whether BAM is capable of providing the same level of investment management services currently provided to each Fund, as well as the transition and integration plans to move management of the Funds to BAM. The Board also reviewed extensive information provided by BAM related to its business, legal and regulatory affairs. This review considered the resources available to BAM to provide the services specified under the Advisory Agreements, including the supervision of the existing Sub-Adviser to the Sub-Advised Funds.

Based on its review of materials prepared for the Meeting, the Board considered the experience and qualifications of the personnel of BAM who will be responsible for providing services to the Funds. The Board also noted the role BAM will perform in overseeing the Sub-Adviser relating to portfolio construction and management and to compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations.

The Board then considered the resources and infrastructure that BAM intends to devote to its compliance programs to reasonably ensure compliance with applicable laws and regulations, as well as BAM’s commitment to those programs. The Board concluded that BAM will be capable of providing investment advisory services of the same high quality as the investment advisory services provided to the Funds by Loring Ward, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Funds achieved by the Adviser. The Board considered that it is anticipated that all of the portfolio managers and other key investment personnel currently managing the Funds are expected to continue to do so following the Transaction. The Board also considered its recent review, at the Previous 15(c) Meeting, of the performance of each of the Funds for various trailing time periods, including over longer-term trailing time periods, on an absolute basis, as well as relative to each Fund’s benchmark index, certain funds determined by Broadridge Financial Solutions, Inc. to be comparable based on investment style (the “Broadridge Peer Group”) and funds managed by the Sub-Adviser with comparable investment styles. The Board noted that at the Prior 15(c) Meeting, it had concluded that the investment performance of each Fund remained competitive relative to its Broadridge Peer Group and benchmark index. The Trustees noted that based on the information presented at the Meeting and its discussion with BAM, it believes that BAM is capable of generating a level of long-term investment performance that is appropriate in light of each Funds’ investment objectives, policies and strategies and competitive with many other investment companies.

The extent to which the Adviser will realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated potential or anticipated economies of scale in relation to the services BAM will provide to each Fund. The Board considered historic and potential growth rates in the Funds’ assets, and the Board noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board also noted that although

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

the Funds do not have advisory fee breakpoints, BAM has contractually agreed to maintain all of the current fee caps, pursuant to new Fee Waiver and Expense Reimbursement Letter Agreements (with substantially identical terms to the existing Fee Waiver and Expense Reimbursement Letter Agreements), which will remain in effect after Closing until October 28, 2021 for the Sub-Advised Funds and July 1, 2025 for the Allocation Fund, whereby it will waive a portion of its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation. The Board also noted that it will have the opportunity to periodically re-examine whether a Fund or the Trust has achieved economies of scale, and the appropriateness of investment advisory and administrative fees payable to BAM, in the future.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser. The Board considered that the terms and conditions of the Advisory Agreements with BAM, including each Fund’s contractual fee rate, will remain substantially identical to the existing fee rate for each Fund, for the initial two-year term of the Advisory Agreements. The Board also noted the current fee caps, as set forth in the new Fee Waiver and Expense Reimbursement Letter Agreements with BAM, will remain in effect after Closing until October 28, 2021 for the Sub-Advised Funds and July 1, 2025 for the Allocation Fund. The Board noted that it had recently approved the existing fee rate for each Fund at the Prior 15(c) Meeting after considering extensive information, including Broadridge Peer Group information, which indicated that each Fund’s net expense ratio, a figure which includes all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was below the median expense ratio of its respective Broadridge Peer Group.

The profits to be realized by the Adviser and its affiliates, from their relationship with the Trust. The Board considered potential benefits BAM and its affiliates may derive from their relationship with the Funds, including compensation received by BAM for the provision of certain shareholder and administrative services to the Funds. It was noted that BAM does not intend to receive any soft dollar research benefits from the Funds. The Board also reviewed information provided by BAM regarding its financial stability. The Board considered the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, the anticipated profitability of BAM on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of BAM at the Trust level. The Board considered BAM’s representation that it anticipates profitability for BAM at the Trust level under the Advisory Agreements to be similar to profitability for Loring Ward at the Trust level during recent periods. The Board noted the difficulty of accurately projecting profitability in the current circumstances and noted that it would have the opportunity to give further consideration to BAM’s profitability with respect to the Funds at the end of the initial two-year term of the Advisory Agreements.

Other Considerations. In approving the Advisory Agreements, the Board considered that BAM will be making a substantial commitment to the retention and recruitment of high quality personnel, and has undertaken to maintain the same level of financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders and that has previously been provided to the Funds. The Board also considered that BAM has undertaken to make a commitment to the management and success of the Funds, and to employ its resources in an effort to both maintain and grow the Funds by seeking out expanded distribution opportunities, where possible.

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that BAM is expected to

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

provide a high level of service to each Fund; that it has confidence in BAM’s capabilities to manage the Funds consistently with their respective specified investment objective and strategies; that each Fund’s fee structure appeared to the Board to be reasonable and fair given the nature and quality of services provided; and that the benefits that will accrue to BAM by virtue of its relationship to the Funds are reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the approval of the Advisory Agreements for an initial two-year term was in the best interests of each Fund and its shareholders.

Sub-Advisory Agreements

At the Meeting, the Board, consisting solely of Independent Trustees, considered the approval of each of the Interim Sub-Advisory Agreements, for a period ending on the earlier of 150 days from the Closing or when Shareholders of a Fund approve the New Sub-Advisory Agreement, and each of the New Sub-Advisory Agreements, for an initial two-year term, renewable annually thereafter, (collectively, the “Sub-Advisory Agreements”).

Factors Considered in Approving the Sub-Advisory Agreements

In approving the Sub-Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account relevant information that was previously furnished to the Board in connection with the most recent renewal of the Existing Sub-Advisory Agreements at the Prior 15(c) Meeting, as well as representations that:

●	There have been no material changes in the abilities of the Sub-Adviser, the manner in which the Sub-Adviser manages the Sub-Advised Funds, or the Sub-Adviser’s capacity as the investment sub-adviser to the Sub-Advised Funds since the Prior 15(c) Meeting.

●	No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of the sub-advisory services currently provided to the Sub-Advised Funds and their shareholders by the Sub-Adviser.

●	All of the current portfolio managers and other key investment personnel of the Sub-Adviser who currently assist in the management of the Sub-Advised Funds are expected to continue to do so after the Transaction.

●	The terms and conditions of the Sub-Advisory Agreements, including each Sub-Advised Fund’s contractual fee rate, will remain the same as the terms of the Existing Sub-Advisory Agreements for the initial two-year term of each Sub-Advisory Agreement.

In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular factor or piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Sub-Adviser. The Board considered the experience and qualifications of the key investment personnel of the Sub-Adviser, including the portfolio managers, who are responsible for providing services to the Sub-Advised Funds. The Board noted the role of the Sub-Adviser relating to portfolio construction and management and to compliance with the Sub-Advised Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Sub-Adviser’s role in implementing the Board’s directives relating to the Sub-Advised Funds.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Sub-Adviser were satisfactory and that there was a reasonable basis on which to conclude that the Sub-Adviser would continue to provide high quality investment services to the Sub-Advised Funds.

The investment performance of the Sub-Advised Funds achieved by the Adviser and the Sub-Adviser. The Board considered that it is anticipated that all of the portfolio managers and other key investment personnel currently managing the Sub-Advised Funds are expected to continue to do so following the Transaction. The Board also considered its recent review, at the Prior 15(c) Meeting, of the performance of each of the Sub-Advised Funds for various trailing time periods, including over longer-term trailing time periods, on an absolute basis, as well as relative to each Sub-Advised Fund’s benchmark index, the Broadridge Peer Group and funds managed by the Sub-Adviser with comparable investment styles. The Board noted that at the Prior 15(c) Meeting, it had concluded that the investment performance of each Sub-Advised Fund remained competitive relative to its Broadridge Peer Group and benchmark index. The Trustees noted that based on the information presented at the Meeting and Prior 15(c) Meeting, as well as periodic discussions with the Sub-Adviser, it believes that the Sub-Adviser remains capable of generating a level of long-term investment performance that is appropriate in light of each Sub-Advised Fund’s investment objectives, policies and strategies and is competitive with other investment companies.

The extent to which the Sub-Adviser realizes economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Sub-Advised Fund shareholders. The Board evaluated potential or anticipated economies of scale in relation to the services the Sub-Adviser will provide to each Fund. The Board considered historic and potential growth rates in the Sub-Advised Funds’ assets, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board noted that the Sub-Advised Funds do not have sub-advisory fee breakpoints. However, the Board considered that future growth in the assets of the Sub-Advised Funds could allow BAM to negotiate lower fees with the Sub-Adviser, to the extent such growth were to create economies of scale that could appropriately be passed through to Shareholders in the form of future sub-advisory fee reductions. The Board also noted that it will have the opportunity to periodically re-examine whether a Fund or the Trust has achieved economies of scale, and the appropriateness of sub-advisory fees payable to the Sub-Adviser, in the future.

Total expenses of the Sub-Advised Funds and competitiveness of fees to be paid to the Sub-Adviser. The Board considered the sub-advisory fee rates charged by the Sub-Adviser, as well as the total effective management fee rate of each Sub-Advised Fund, after taking into consideration each Sub-Advised Fund’s expense limitation arrangements. The Board noted that the terms and conditions of the Sub-Advisory Agreements, including that each Sub-Advised Fund’s contractual fee rate under the relevant Sub-Advisory Agreement will remain the same, for an initial two-year term, as the contractual fee rate in the Existing Sub-Advisory Agreements, which the Board recently approved at the Prior 15(c) Meeting.

In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 3 to 47 basis points (“bps”) annually, with most of them at or below 15 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (25 bps annually) and the SA Emerging Markets Value Fund (47 bps annually). The Board took into consideration that these fees reflected an arm’s-length negotiation between Loring Ward and the Sub-Adviser, and determined that the fees were reasonable in light of the services provided to each Sub-Advised Fund.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board also noted that each Sub-Advised Fund’s total net expense ratio, a figure that includes all operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was below the median expense ratio of its respective Broadridge Peer Group.

The profits to be realized by the Sub-Adviser and its affiliates, from their relationship with the Trust. The Board considered the profitability rates of the Sub-Adviser and noted that the Sub-Adviser has previously represented that it no longer accrues soft-dollar research credits and has wound down the remaining aspects of its soft-dollar program. The Board reviewed information provided by the Sub-Adviser regarding its financial stability and the profitability attributable to its agreements with the Sub-Advised Funds provided in connection with the Prior 15(c) Meeting. After such review, the Board determined that the profitability rates of the Sub-Adviser, with respect to the Sub-Advisory Agreements, were reasonable in consideration of the services provided to the Sub-Advised Funds.

Conclusions.  In approving the Sub-Advisory Agreements, the Board concluded that the terms of the Sub-Advisory Agreements are fair and reasonable and that approval of the Sub-Advisory Agreements is in the best interests of each Sub-Advised Fund and its shareholders. In reaching this determination, the Board considered that the Sub-Adviser is expected to continue to provide a high level of service to each Sub-Advised Fund; the performance of each Sub-Advised Fund across multiple periods and, in the case of underperforming Sub-Advised Funds, that it retained confidence in the Sub-Adviser’s capabilities to manage such Sub-Advised Funds in a manner consistent with their respective specified investment objective and strategies; that each Sub-Advised Fund’s fee structure appeared to the Board to be reasonable and fair given the nature and quality of services provided; and that the benefits accruing to the Sub-Adviser by virtue of its relationship to the Trust were reasonable in comparison with the benefits accruing to each Sub-Advised Fund. After this review and discussion, the Board concluded that the approval of the Sub-Advisory Agreements for an initial two-year term was in the best interests of each Sub-Advised Fund and its shareholders.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, July 1, 2018 through December 31, 2018. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Investor Class				Select Class
	Beginning Account	Ending Account	Annual Expense	Expenses Paid During	Beginning Account	Ending Account	Annual Expense	Expenses Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,010.20	0.64%	$3.24	$1,000	$1,011.40	0.41%	$2.08
SA Global Fixed Income Fund	1,000	1,012.80	0.73	3.70	1,000	1,013.70	0.51	2.59
SA U.S. Core Market Fund	1,000	922.90	0.87	4.22	1,000	923.70	0.66	3.20
SA U.S. Value Fund	1,000	899.30	0.96	4.60	1,000	900.00	0.74	3.54
SA U.S. Small Company Fund	1,000	832.30	1.14	5.26	1,000	833.20	0.92	4.25
SA International Value Fund	1,000	862.20	1.12	5.26	1,000	863.10	0.90	4.23
SA International Small Company Fund	1,000	821.70	0.75	3.44	1,000	823.00	0.52	2.39
SA Emerging Markets Value Fund	1,000	947.10	1.35	6.63	1,000	948.30	1.15	5.65
SA Real Estate Securities Fund	1,000	956.30	0.95	4.68	1,000	956.90	0.75	3.70
Actual Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$926.80	0.00%	$0.00

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,021.98	0.64%	$3.26	$1,000	$1,023.14	0.41%	$2.09
SA Global Fixed Income Fund	1,000	1,021.53	0.73	3.72	1,000	1,022.63	0.51	2.60
SA U.S. Core Market Fund	1,000	1,020.82	0.87	4.43	1,000	1,021.88	0.66	3.36
SA U.S. Value Fund	1,000	1,020.37	0.96	4.89	1,000	1,021.48	0.74	3.77
SA U.S. Small Company Fund	1,000	1,019.46	1.14	5.80	1,000	1,020.57	0.92	4.69
SA International Value Fund	1,000	1,019.56	1.12	5.70	1,000	1,020.67	0.90	4.58
SA International Small Company Fund	1,000	1,021.42	0.75	3.82	1,000	1,022.58	0.52	2.65
SA Emerging Markets Value Fund	1,000	1,018.40	1.35	6.87	1,000	1,019.41	1.15	5.85
SA Real Estate Securities Fund	1,000	1,020.42	0.95	4.84	1,000	1,021.42	0.75	3.82

Hypothetical Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,025.21	0.00%	$0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s)
and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2018

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/18	10/31/18	Ratio*	Period*
International Small Company Portfolio**
Actual Fund Return	$1,000.00	$869.60	0.52%	$2.45
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.52%	$2.65
__________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2018
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,293,408,991
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,804,700,910
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,942,304,617
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,238,371,588
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	964,972,865
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $11,566,954,112)	$11,243,758,971
TOTAL INVESTMENTS — (100.0%) (Cost $11,566,954,112)^	$11,243,758,971
____________________

^	The cost for federal income tax purposes is $11,566,954,112.

As of December 31, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	80	03/15/19	$9,663,041	$10,020,800	$357,759
Total Futures Contracts			$9,663,041	$10,020,800	$357,759

Summary of the Portfolio’s investments as of December 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,243,758,971	—	—	$11,243,758,971
Futures Contracts**	357,759	—	—	357,759
TOTAL	$11,244,116,730	—	—	$11,244,116,730
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2018

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,732,462,404
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	3,208,487,359
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	2,114,123,719
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,382,817,849
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,118,718,689
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,556,610,020

At October 31, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position contracts:
S&P 500® Emini Index	710	12/21/18	$102,825,074	$96,244,050	$(6,581,024)
Total futures contracts			$102,825,074	$96,244,050	$(6,581,024)

Summary of the Portfolio’s investments as of October 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,556,610,020	—	—	$12,556,610,020
Futures Contracts**	(6,581,024)	—	—	(6,581,024)
TOTAL	$12,550,028,996	—	—	$12,550,028,996
____________________

**	Valued at the unrealized appreciation/(depreciation) on the investment.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$11,243,759
Segregated Cash for Futures Contracts	1,050
Cash	17,848
Receivables:
Fund Shares Sold	52,478
Futures Margin Variation	151
Prepaid Expenses and Other Assets	135
Total Assets	11,315,421
LIABILITIES:
Payables:
Fund Shares Redeemed	92,131
Due to Advisor	3,972
Accrued Expenses and Other Liabilities	760
Total Liabilities	96,863
NET ASSETS	$11,218,558
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $11,218,558 and shares outstanding of 704,118,865	$15.93
NUMBER OF SHARES AUTHORIZED	1,500,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$11,713,288
Total Distributable Earnings (Loss)	(494,730)
NET ASSETS	$11,218,558

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2018
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$12,556,610
Segregated Cash for Futures Contracts	4,860
Cash	92,276
Receivables:
Fund Shares Sold	15,268
Futures Margin Variation	1,126
Prepaid Expenses and Other Assets	79
Total Assets	12,670,219
LIABILITIES:
Payables:
Fund Shares Redeemed	8,833
Due to Advisor	4,469
Accrued Expenses and Other Liabilities	713
Total Liabilities	14,015
NET ASSETS	$12,656,204
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,656,204 and shares outstanding of 685,566,284	$18.46
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$11,430,392
Total Distributable Earnings (Loss)	1,225,812
NET ASSETS	$12,656,204

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2018
(Amounts in thousands)

Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $29,969)	$337,718
Income from Securities Lending	41,042
Expenses Allocated from Affiliated Investment Companies	(16,192)
Total Investment Income	362,568
Fund Investment Income
Fund Expenses
Investment Management Fees	56,043
Accounting & Transfer Agent Fees	347
Custodian Fees	4
Filing Fees	266
Shareholders’ Reports	473
Directors’/Trustees’ Fees & Expenses	57
Professional Fees	84
Other	95
Total Expenses	57,369
Net Expenses	57,369
Net Investment Income (Loss)	305,199
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	549,889
Futures	17,382
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,214,609)
Futures	(9,491)
Net Realized and Unrealized Gain (Loss)	(1,656,829)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,351,630)
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Funds (Affiliated Investment Companies).
**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31, 2018	Oct. 31, 2017
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$305,199	$254,211
Net Realized Gain (Loss) on:
Investment Securities Sold*	—	422,014
Transactions Allocated from Affiliated Investment Company*,**	549,889
Futures	17,382	11,549
Foreign Currency Transactions	—	(1,764)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	2,134,951
Transactions Allocated from Affiliated Investment Company	(2,214,609)	—
Futures	(9,491)	5,699
Translation of Foreign Currency Denominated Amounts	—	864
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,351,630)	2,827,524
Distributions From:^
Institutional Class Shares	(711,038)	(475,617)
Total Distributions	(711,038)	(475,617)
Capital Share Transactions (1):
Shares Issued	(2,606,895)	2,235,300
Shares Issued in Lieu of Cash Distributions	680,889	456,455
Shares Redeemed	(2,059,202)	(1,940,733)
Net Increase from Capital Share Transactions	1,228,582	751,022
Total Increase (Decrease) in Net Assets	(834,086)	3,102,929
Net Assets
Beginning of Year	13,490,290	10,387,361
End of Year	$12,656,204	$13,490,290
(1) Shares Issued and Redeemed:
Shares Issued	124,547	116,685
Shares Issued in Lieu of Cash Distributions	33,057	25,675
Shares Redeemed	(98,779)	(99,987)
Net Increase (Decrease) from Shares Issued and Redeemed	58,825	42,373
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2017 of $0, $0 and $0, respectively.
^	Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note E in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$21.52	$17.78	$17.78	$18.24	$19.40
Income from Investment Operations
Net Investment Income (Loss) (A)	0.46	0.41	0.43	0.41	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.41)	4.13	0.48	0.12	(0.62)
Total from Investment Operations	(1.95)	4.54	0.91	0.53	(0.20)
Less Distributions
Net Investment Income	(0.44)	(0.34)	(0.51)	(0.42)	(0.42)
Net Realized Gains	(0.67)	(0.46)	(0.40)	(0.57)	(0.54)
Total Distributions	(1.11)	(0.80)	(0.91)	(0.99)	(0.96)
Net Asset Value, End of Year	$18.46	$21.52	$17.78	$17.78	$18.24
Total Return	(9.54)%	26.54%	5.43%	3.30%	(1.09)%
Net Assets, End of Year (thousands)	$12,656,204	$13,490,290	$10,387,361	$9,323,492	$8,844,517
Ratio of Expenses to Average Net Assets *(B)	0.53%	0.53%	0.53%	0.54%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)(B)	0.53%	0.53%	0.53%	0.54%	0.53%
Ratio of Net Investment Income to Average Net Assets	2.18%	2.14%	2.47%	2.30%	2.15%
*The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.12%	0.12%	0.13%	0.12%	0.10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

International Small Company Portfolio invests in five Portfolios (“Master Funds”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2018, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

		Percentage
		Ownership
Fund of Funds	Master/Underlying Funds	at 10/31/18
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	97%
	The Asia Pacific Small Company Series	80%
	The Canadian Small Company Series	98%

The financial statements of the Portfolio’s Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Master Funds) are valued at their respective daily net assets values as reported by their administrator.

The Portfolio’s investments in the Master Funds reflect its proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

International Small Company Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the year ended October 31, 2018, the International Small Company Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $322 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2018, the total liability for deferred compensation to Directors was $321 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018 and October 31, 2018 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gain	Capital Gains	Income	Total
International Small Company Portfolio
2017	$224,540	$251,076	—	$475,616
2018	335,310	375,728	—	711,038

At October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	$195,298	$517,618	—	$534,015	$1,246,931

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

At October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$12,016,014	$637,481	(103,466)	$534,015

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

Futures
International Small Company Portfolio	$112,778

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

	Liability Derivatives Value
	Total Value at	Equity
	October 31, 2018	Contracts*,(1)
International Small Company Portfolio	$(6,581)	$(6,581)

(1) Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2018 (amounts in thousands):

	Realized Gain (loss) on
	Derivatives
		Equity
	Total	Contracts(1)
International Small Company Portfolio	$17,382	$17,382

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts(2)
International Small Company Portfolio	$(9,491)	$(9,491)

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of

$500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2018.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not utilize the interfund lending program during the year ended October 31, 2018.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios’ financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios’ adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios’ net assets or results of operations.

Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

	Distribution from:
	Net	Net	Net
	Investment Income	Short-Term Gains	Long-Term Gains	Total
International Small Company Portfolio - Institutional Class	$(205,687)	$(18,854)	$(251,076)	$(475,617)

Undistributed Net Investment
Income (Distributions
in Excess of Net Investment Income)
International Small Company Portfolio	$19,361

J. Other:

At October 31, 2018, the following number of shareholders held the following approximate percentages of the stated Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
	Number of	Percentage of
	Shareholders	Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	3	61%

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the fund listed in the table below (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

	Statement of	Statement of	Financial
Fund	operations	changes in net assets	highlights
International Small Company Portfolio	For the year ended	For the years ended	For the years ended
	October 31, 2018	October 31, 2018	October 31, 2018,
		and 2017	2017, 2016, 2015
and 2014

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2018

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/18	10/31/18	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$871.00	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$883.60	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$870.30	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/18	10/31/18	Ratio*	Period*
The Continental Small Company Series
Actual Fund Return	$1,000.00	$862.00	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$891.70	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
__________________

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Communication	Consumer	Consumer			Health		Information		Real
	Services	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Estate	Utilities	Total
The Japanese Small Company Series	3.1%	18.7%	8.0%	0.8%	8.7%	5.4%	28.8%	13.1%	10.5%	1.8%	1.1%	100.0%
The Asia Pacific Small Company Series	8.7%	18.5%	7.2%	3.6%	11.1%	5.5%	15.2%	6.9%	13.9%	6.9%	2.5%	100.0%
The United Kingdom Small Company Series	6.6%	20.8%	4.8%	5.0%	16.4%	3.2%	26.4%	5.7%	6.2%	2.7%	2.2%	100.0%
The Continental Small Company Series	6.5%	9.8%	5.5%	4.5%	11.9%	7.6%	26.4%	9.6%	8.2%	6.6%	3.4%	100.0%
The Canadian Small Company Series	2.4%	5.9%	5.4%	22.0%	9.4%	1.4%	12.3%	4.8%	25.7%	4.4%	6.3%	100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2018
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (95.9%)
COMMUNICATION SERVICES — (2.9%)
Other Securities		$102,862,274	3.1%

CONSUMER DISCRETIONARY — (18.2%)
Aoyama Trading Co., Ltd.	324,200	7,775,696	0.2%
Autobacs Seven Co., Ltd.	553,000	9,165,523	0.3%
# DCM Holdings Co., Ltd.	795,100	8,321,102	0.3%
Shimachu Co., Ltd.	282,300	7,621,404	0.2%
Sushiro Global Holdings, Ltd.	135,100	7,377,632	0.2%
Wacoal Holdings Corp.	332,900	8,615,556	0.3%
Other Securities		588,584,472	17.4%
TOTAL CONSUMER DISCRETIONARY		637,461,385	18.9%

CONSUMER STAPLES — (7.8%)
Morinaga Milk Industry Co., Ltd.	270,300	7,554,218	0.2%
Nippon Suisan Kaisha, Ltd.	1,516,000	8,455,479	0.3%
# Sapporo Holdings, Ltd.	405,000	8,409,483	0.3%
Other Securities		248,209,537	7.3%
TOTAL CONSUMER STAPLES		272,628,717	8.1%

ENERGY — (0.8%)
Other Securities		26,827,142	0.8%

FINANCIALS — (8.3%)
77 Bank, Ltd. (The)	476,552	8,237,110	0.2%
Daishi Hokuetsu Financial Group, Inc.	280,800	7,788,258	0.2%
Hokuhoku Financial Group, Inc.	837,000	9,387,886	0.3%
# Shiga Bank, Ltd. (The)	339,500	7,914,578	0.2%
Other Securities		258,981,160	7.8%
TOTAL FINANCIALS		292,308,992	8.7%

HEALTH CARE — (5.0%)
Miraca Holdings, Inc.	424,900	9,590,714	0.3%
Mochida Pharmaceutical Co., Ltd.	95,399	7,831,526	0.2%
Ship Healthcare Holdings, Inc.	248,800	9,199,074	0.3%
# Toho Holdings Co., Ltd.	303,100	7,413,574	0.2%
Other Securities		141,056,742	4.2%
TOTAL HEALTH CARE		175,091,630	5.2%

INDUSTRIALS — (27.8%)
Hazama Ando Corp.	1,411,200	9,317,499	0.3%
# Iwatani Corp.	273,700	9,129,794	0.3%
#* Kawasaki Kisen Kaisha, Ltd.	659,700	8,090,395	0.2%
Kumagai Gumi Co., Ltd.	274,200	8,239,679	0.3%
Maeda Road Construction Co., Ltd.	401,400	8,315,784	0.3%
Meitec Corp.	199,000	8,075,247	0.2%
# Nichias Corp.	452,700	7,720,053	0.2%
Nikkon Holdings Co., Ltd.	436,100	10,410,700	0.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Nishimatsu Construction Co., Ltd.	389,300	$8,859,535	0.3%
# Nishi-Nippon Railroad Co., Ltd.	356,300	8,973,118	0.3%
Nisshinbo Holdings, Inc.	1,006,480	7,595,081	0.2%
Penta-Ocean Construction Co., Ltd.	1,519,100	8,392,969	0.3%
# Shinmaywa Industries, Ltd.	659,800	8,047,081	0.2%
SMS Co., Ltd.	505,400	8,001,907	0.2%
Sumitomo Mitsui Construction Co., Ltd.	1,274,740	7,744,294	0.2%
# Trusco Nakayama Corp.	292,600	7,714,709	0.2%
Ushio, Inc.	806,900	8,548,636	0.3%
Other Securities		829,612,733	24.6%
TOTAL INDUSTRIALS		972,789,214	28.9%

INFORMATION TECHNOLOGY — (12.2%)
Amano Corp.	409,100	7,892,922	0.2%
Ibiden Co., Ltd.	737,878	10,369,438	0.3%
Lasertec Corp.	292,800	7,476,708	0.2%
NET One Systems Co., Ltd.	426,000	7,514,201	0.2%
Oki Electric Industry Co., Ltd.	644,900	7,621,078	0.2%
Topcon Corp.	802,500	10,654,761	0.3%
Ulvac, Inc.	291,600	8,418,471	0.3%
Other Securities		366,733,964	11.0%
TOTAL INFORMATION TECHNOLOGY		426,681,543	12.7%

MATERIALS — (10.2%)
ADEKA Corp.	637,000	9,208,827	0.3%
# Dowa Holdings Co., Ltd.	362,100	10,837,935	0.3%
Mitsui Mining & Smelting Co., Ltd.	444,900	9,186,406	0.3%
Nippon Light Metal Holdings Co., Ltd.	4,288,500	8,700,031	0.3%
# Sumitomo Osaka Cement Co., Ltd.	279,999	11,491,698	0.3%
Toagosei Co., Ltd.	813,600	8,967,010	0.3%
Toyobo Co., Ltd.	660,100	8,986,912	0.3%
Other Securities		288,159,244	8.5%
TOTAL MATERIALS		355,538,063	10.6%

REAL ESTATE — (1.6%)
Leopalace21 Corp.	1,918,000	7,604,642	0.2%
Other Securities		47,041,302	1.4%
TOTAL REAL ESTATE		54,645,944	1.6%

UTILITIES — (1.1%)
Hokkaido Electric Power Co., Inc.	1,289,300	8,908,212	0.3%
Other Securities		29,947,411	0.8%
TOTAL UTILITIES		38,855,623	1.1%

TOTAL COMMON STOCKS		3,355,690,527	99.7%

SECURITIES LENDING COLLATERAL — (4.1%)
@§ DFA Short Term Investment Fund	12,266,234	141,920,323	4.2%
TOTAL INVESTMENTS—(100.0%)
(Cost $3,419,774,720)^		$3,497,610,850	103.9%
____________________

^	The cost for federal income tax purposes is $3,419,774,720

The Japanese Small Company Series
continued

Summary of the Series’ investments as of December 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$102,862,274	—	$102,862,274
Consumer Discretionary	$2,842,069	634,619,316	—	637,461,385
Consumer Staples	—	272,628,717	—	272,628,717
Energy	—	26,827,142	—	26,827,142
Financials	7,788,258	284,520,734	—	292,308,992
Health Care	—	175,091,630	—	175,091,630
Industrials	—	972,789,214	—	972,789,214
Information Technology	311,154	426,370,389	—	426,681,543
Materials	442,333	355,095,730	—	355,538,063
Real Estate	—	54,645,944	—	54,645,944
Utilities	—	38,855,623	—	38,855,623
Securities Lending Collateral	—	141,920,323	—	141,920,323
TOTAL	$11,383,814	$3,486,227,036	—	$3,497,610,850

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2018
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (49.6%)
	Adelaide Brighton, Ltd.	2,551,686	$7,680,883	0.5%
	ALS, Ltd.	2,175,740	10,395,568	0.7%
	Altium, Ltd.	825,787	12,639,839	0.8%
	Ansell, Ltd.	866,131	13,455,090	0.9%
	Beach Energy, Ltd.	14,326,903	13,536,211	0.9%
#	Blackmores, Ltd.	97,263	8,354,324	0.5%
	carsales.com, Ltd.	1,702,940	13,201,127	0.8%
	Cleanaway Waste Management, Ltd.	13,728,372	16,099,923	1.0%
#	Corporate Travel Management, Ltd.	545,523	8,241,858	0.5%
#	Costa Group Holdings, Ltd.	1,794,779	9,386,613	0.6%
	CSR, Ltd.	3,957,955	7,835,508	0.5%
	Downer EDI, Ltd.	3,709,343	17,669,191	1.1%
	DuluxGroup, Ltd.	2,924,888	13,516,978	0.9%
#	GrainCorp, Ltd., Class A	1,833,496	11,842,131	0.8%
	Healthscope, Ltd.	5,420,705	8,520,140	0.5%
#	Independence Group NL	3,149,458	8,473,746	0.5%
#	IOOF Holdings, Ltd.	2,254,189	8,216,023	0.5%
	IRESS, Ltd.	1,124,731	8,816,322	0.6%
#	JB Hi-Fi, Ltd.	862,756	13,459,731	0.9%
#	Link Administration Holdings, Ltd.	1,984,225	9,469,111	0.6%
#	Metcash, Ltd.	7,000,216	12,090,228	0.8%
	Mineral Resources, Ltd.	1,194,671	13,026,257	0.8%
	nib holdings, Ltd.	3,369,261	12,352,264	0.8%
#	Nine Entertainment Co. Holdings, Ltd.	11,507,092	11,196,013	0.7%
	Northern Star Resources, Ltd.	2,360,511	15,408,379	1.0%
#	Nufarm, Ltd.	1,894,118	7,951,770	0.5%
	Orora, Ltd.	6,217,453	13,459,820	0.9%
	OZ Minerals, Ltd.	2,477,965	15,363,036	1.0%
#	Pendal Group, Ltd.	1,742,357	9,793,720	0.6%
#	Perpetual, Ltd.	353,370	8,086,112	0.5%
	Premier Investments, Ltd.	805,893	8,355,975	0.5%
	Regis Resources, Ltd.	3,103,576	10,569,630	0.7%
*	Saracen Mineral Holdings, Ltd.	6,775,200	14,007,396	0.9%
	Sims Metal Management, Ltd.	1,382,214	9,770,547	0.6%
#	Spark Infrastructure Group	10,293,749	16,036,973	1.0%
	St Barbara, Ltd.	3,784,439	12,535,364	0.8%
	Steadfast Group, Ltd.	5,448,903	10,560,828	0.7%
	Other Securities		399,219,768	25.3%
TOTAL AUSTRALIA			820,594,397	52.2%

CHINA — (0.0%)
	Other Securities		373,335	0.0%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (28.4%)
Dah Sing Financial Holdings, Ltd.	1,718,944	$8,498,599	0.6%
HKBN, Ltd.	6,646,500	10,076,370	0.7%
Hopewell Holdings, Ltd.	3,604,500	15,850,638	1.0%
IGG, Inc.	12,433,000	17,050,063	1.1%
Luk Fook Holdings International, Ltd.	3,952,000	11,277,930	0.7%
NagaCorp., Ltd.	7,786,000	8,365,301	0.5%
Vitasoy International Holdings, Ltd.	4,237,000	16,128,872	1.0%
VTech Holdings, Ltd.	1,316,500	10,919,480	0.7%
Other Securities		370,622,068	23.6%
TOTAL HONG KONG		468,789,321	29.9%

NEW ZEALAND — (6.5%)
# Chorus, Ltd.	2,889,679	9,415,906	0.6%
Infratil, Ltd.	3,986,378	9,773,256	0.6%
Mainfreight, Ltd.	496,362	10,267,151	0.7%
SKYCITY Entertainment Group, Ltd.	4,672,171	11,143,703	0.7%
# Trade Me Group, Ltd.	2,239,106	9,545,427	0.6%
Other Securities		57,887,206	3.7%
TOTAL NEW ZEALAND		108,032,649	6.9%

SINGAPORE — (10.2%)
Other Securities		168,002,522	10.7%

TOTAL COMMON STOCKS		1,565,792,224	99.7%

TOTAL INVESTMENT SECURITIES		1,565,792,224

		Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§ DFA Short Term Investment Fund	7,500,432	86,779,998	5.5%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,787,666,868)		$1,652,572,222	105.2%
____________________

^	The cost for federal income tax purposes is $1,787,666,868.

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of December 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,107,401	$811,486,996	—	$820,594,397
China	—	373,335	—	373,335
Hong Kong	324,281	468,465,040	—	468,789,321
New Zealand	1,327,289	106,705,360	—	108,032,649
Singapore	311,101	167,691,421	—	168,002,522
Securities Lending Collateral	—	86,779,998	—	86,779,998
TOTAL	$11,070,072	$1,641,502,150	—	$1,652,572,222

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2018
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (6.3%)
Auto Trader Group P.L.C.	6,021,823	$34,946,982	1.7%
Cineworld Group P.L.C.	6,338,930	21,283,489	1.1%
Other Securities		70,282,412	3.5%
TOTAL COMMUNICATION SERVICES		126,512,883	6.3%

CONSUMER DISCRETIONARY — (20.3%)
B&M European Value Retail SA	5,453,422	19,570,268	1.0%
Bellway P.L.C.	837,951	26,885,230	1.3%
Greene King P.L.C.	2,728,082	18,364,784	0.9%
Inchcape P.L.C.	2,855,866	20,096,093	1.0%
Merlin Entertainments P.L.C.	4,388,737	17,776,880	0.9%
Moneysupermarket.com Group P.L.C.	3,778,946	13,267,768	0.7%
* Ocado Group P.L.C.	2,545,342	25,655,974	1.3%
SSP Group P.L.C.	2,926,475	24,157,648	1.2%
WH Smith P.L.C.	688,546	15,104,326	0.8%
Other Securities		228,646,500	11.3%
TOTAL CONSUMER DISCRETIONARY		409,525,471	20.4%

CONSUMER STAPLES — (5.1%)
Britvic P.L.C.	1,645,596	16,760,081	0.8%
Tate & Lyle P.L.C.	3,470,820	29,205,958	1.5%
Other Securities		56,130,276	2.8%
TOTAL CONSUMER STAPLES		102,096,315	5.1%

ENERGY — (4.0%)
John Wood Group P.L.C.	2,672,479	17,194,599	0.9%
* Tullow Oil P.L.C.	9,095,426	20,678,391	1.0%
Other Securities		43,917,186	2.2%
TOTAL ENERGY		81,790,176	4.1%

FINANCIALS — (15.6%)
Beazley P.L.C.	3,291,683	21,155,365	1.1%
Close Brothers Group P.L.C.	981,822	18,018,466	0.9%
CYBG P.L.C.	6,092,424	14,062,941	0.7%
Hiscox, Ltd.	1,486,194	30,717,402	1.5%
IG Group Holdings P.L.C.	2,273,115	16,526,055	0.8%
Intermediate Capital Group P.L.C.	1,883,247	22,463,765	1.1%
Jardine Lloyd Thompson Group P.L.C.	809,362	19,525,956	1.0%
Man Group P.L.C.	10,998,653	18,635,060	0.9%
# Phoenix Group Holdings PLC	3,125,763	22,446,401	1.1%
Other Securities		131,595,477	6.6%
TOTAL FINANCIALS		315,146,888	15.7%

HEALTH CARE — (3.6%)
* BTG P.L.C.	2,027,017	21,494,973	1.1%
Hikma Pharmaceuticals P.L.C.	709,610	15,517,765	0.8%
Other Securities		35,914,879	1.7%
TOTAL HEALTH CARE		72,927,617	3.6%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (26.6%)
Aggreko P.L.C.	1,594,243	$14,864,662	0.7%
Babcock International Group P.L.C.	2,639,298	16,462,033	0.8%
Balfour Beatty P.L.C.	4,294,967	13,643,440	0.7%
BBA Aviation P.L.C.	7,186,917	19,978,092	1.0%
* Cobham P.L.C.	14,717,466	18,349,842	0.9%
G4S P.L.C.	6,000,808	15,147,933	0.8%
Hays P.L.C.	9,878,691	17,635,080	0.9%
HomeServe P.L.C.	1,815,774	20,056,842	1.0%
Howden Joinery Group P.L.C.	4,476,142	24,835,884	1.2%
IMI P.L.C.	1,725,634	20,781,150	1.0%
Meggitt P.L.C.	5,024,937	30,184,957	1.5%
National Express Group P.L.C.	2,749,825	13,115,830	0.7%
Pagegroup P.L.C.	2,344,376	13,467,116	0.7%
QinetiQ Group P.L.C.	3,775,440	13,787,815	0.7%
Rotork P.L.C.	5,577,131	17,610,757	0.9%
Travis Perkins P.L.C.	1,631,098	22,237,039	1.1%
Other Securities		245,365,418	12.2%
TOTAL INDUSTRIALS		537,523,890	26.8%

INFORMATION TECHNOLOGY — (5.8%)
Electrocomponents P.L.C.	3,231,445	20,873,093	1.0%
Spectris P.L.C.	741,210	21,540,215	1.1%
Other Securities		74,460,761	3.7%
TOTAL INFORMATION TECHNOLOGY		116,874,069	5.8%

MATERIALS — (6.3%)
RPC Group P.L.C.	2,589,442	21,526,894	1.1%
Victrex P.L.C.	625,988	18,267,382	0.9%
Other Securities		88,352,555	4.4%
TOTAL MATERIALS		128,146,831	6.4%

REAL ESTATE — (3.0%)
Capital & Counties Properties P.L.C.	4,647,622	13,695,237	0.7%
St. Modwen Properties P.L.C.	2,832,022	14,323,622	0.7%
Other Securities		33,040,671	1.7%
TOTAL REAL ESTATE		61,059,530	3.1%

UTILITIES — (2.2%)
Drax Group P.L.C.	2,899,857	13,266,598	0.7%
Pennon Group P.L.C.	2,706,632	23,926,505	1.2%
Other Securities		7,068,089	0.3%
TOTAL UTILITIES		44,261,192	2.2%

TOTAL COMMON STOCKS		1,995,864,862	99.5%
SECURITIES LENDING COLLATERAL — (1.2%)
@§ DFA Short Term Investment Fund	2,033,025	23,522,102	1.2%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,167,988,461)^		$2,019,386,964	100.7%
____________________

^	The cost for federal income tax purposes is $2,167,988,461.

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of December 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$126,512,883	—	$126,512,883
Consumer Discretionary	—	409,525,471	—	409,525,471
Consumer Staples	—	102,096,315	—	102,096,315
Energy	—	81,790,176	—	81,790,176
Financials	$22,446,401	292,700,487	—	315,146,888
Health Care	—	72,927,617	—	72,927,617
Industrials	—	537,523,890	—	537,523,890
Information Technology	—	116,874,069	—	116,874,069
Materials	—	128,146,831	—	128,146,831
Real Estate	—	61,059,530	—	61,059,530
Utilities	—	44,261,192	—	44,261,192
Securities Lending Collateral	—	23,522,102	—	23,522,102
TOTAL	$22,446,401	$1,996,940,563	—	$2,019,386,964

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2018
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (90.8%)
AUSTRIA — (2.9%)
ANDRITZ AG	464,967	$21,354,102	0.4%
Other Securities		132,610,651	2.7%
TOTAL AUSTRIA		153,964,753	3.1%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	157,771	23,819,893	0.5%
* Galapagos NV	220,186	20,182,473	0.4%
Other Securities		160,637,403	3.3%
TOTAL BELGIUM		204,639,769	4.2%

DENMARK — (5.4%)
# Ambu A.S., Class B	1,079,783	26,084,773	0.5%
GN Store Nord A.S.	935,887	35,066,735	0.7%
Jyske Bank A.S.	491,188	17,783,315	0.4%
Royal Unibrew A.S.	364,385	25,176,458	0.5%
SimCorp A.S.	277,672	19,043,089	0.4%
Topdanmark A.S.	475,380	22,185,519	0.5%
Other Securities		142,622,619	2.9%
TOTAL DENMARK		287,962,508	5.9%

FINLAND — (6.3%)
Amer Sports Oyj	843,708	37,091,886	0.8%
# Huhtamaki Oyj	682,848	21,129,677	0.4%
Kesko Oyj, Class B	514,318	27,756,987	0.6%
Metso Oyj	754,361	19,818,760	0.4%
Nokian Renkaat Oyj	833,611	25,603,254	0.5%
# Orion Oyj, Class B	629,163	21,887,898	0.4%
# Valmet Oyj	919,512	18,939,164	0.4%
Other Securities		166,969,690	3.4%
TOTAL FINLAND		339,197,316	6.9%

FRANCE — (11.4%)
Edenred	734,903	27,065,702	0.6%
Euronext NV	353,390	20,361,445	0.4%
# Eutelsat Communications SA	1,163,207	22,916,515	0.5%
Ingenico Group SA	401,944	22,801,239	0.5%
Lagardere SCA	778,374	19,642,529	0.4%
Rexel SA	2,195,555	23,387,256	0.5%
Rubis SCA	600,060	32,267,483	0.7%
Societe BIC SA	172,540	17,625,757	0.4%
Teleperformance	144,931	23,184,567	0.5%
Other Securities		399,849,494	7.9%
TOTAL FRANCE		609,101,987	12.4%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (14.8%)
Freenet AG	967,714	$18,825,799	0.4%
# Hugo Boss AG	458,718	28,277,335	0.6%
K+S AG	1,437,309	25,991,991	0.5%
Lanxess AG	426,436	19,605,998	0.4%
LEG Immobilien AG	306,420	31,968,712	0.7%
OSRAM Licht AG	410,897	17,881,645	0.4%
ProSiebenSat.1 Media SE	1,021,498	18,176,092	0.4%
Rheinmetall AG	307,905	27,304,639	0.6%
TAG Immobilien AG	934,395	21,282,519	0.4%
Other Securities		583,953,634	11.8%
TOTAL GERMANY		793,268,364	16.2%

IRELAND — (0.8%)
Other Securities		43,811,945	0.9%

ISRAEL — (2.6%)
Other Securities		139,178,565	2.8%

ITALY — (9.4%)
A2A SpA	11,245,170	20,280,373	0.4%
#* Banco BPM SpA	9,985,963	22,465,811	0.5%
Italgas SpA	3,454,994	19,812,750	0.4%
# Unione di Banche Italiane SpA	7,724,232	22,420,859	0.5%
Other Securities		420,125,311	8.5%
TOTAL ITALY		505,105,104	10.3%

NETHERLANDS — (6.0%)
Aalberts Industries NV	686,058	22,817,190	0.5%
* Gemalto NV	306,999	17,824,091	0.4%
IMCD NV	305,526	19,557,812	0.4%
Koninklijke Vopak NV	392,125	17,782,212	0.4%
SBM Offshore NV	1,293,584	19,113,267	0.4%
Other Securities		223,531,122	4.4%
TOTAL NETHERLANDS		320,625,694	6.5%

NORWAY — (2.2%)
Other Securities		117,993,836	2.4%

PORTUGAL — (1.2%)
Other Securities		62,307,088	1.3%

SPAIN — (5.9%)
Acciona SA	206,462	17,463,562	0.4%
# Cellnex Telecom SA	1,049,614	26,842,278	0.6%
Enagas SA	920,497	24,882,897	0.5%
Other Securities		248,388,622	5.0%
TOTAL SPAIN		317,577,359	6.5%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
SWEDEN — (7.4%)
Other Securities		$396,212,081	8.1%

SWITZERLAND — (10.7%)
Georg Fischer AG	28,198	22,622,681	0.5%
Helvetia Holding AG	49,892	29,177,423	0.6%
PSP Swiss Property AG	293,367	28,931,559	0.6%
Sunrise Communications Group AG	247,924	21,828,022	0.4%
Other Securities		472,270,469	9.6%
TOTAL SWITZERLAND		574,830,154	11.7%

UNITED KINGDOM — (0.0%)
Other Security		2,940,666	0.0%
TOTAL COMMON STOCKS		4,868,717,189	99.2%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		22,756,993	0.5%

RIGHTS/WARRANTS — (0.0%)
Other Securities		218,954	0.0%
TOTAL INVESTMENT SECURITIES		4,891,693,136

		Value†
SECURITIES LENDING COLLATERAL — (8.8%)
@§ DFA Short Term Investment Fund	40,572,937	469,428,884	9.6%
TOTAL INVESTMENTS—(100.0%)
(Cost $5,245,107,736)		$5,361,122,020	109.3%
____________________

^	The cost for federal income tax purposes is $5,245,107,736.

The Continental Small Company Series
continued

Summary of the Series’ investments as of December 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$153,964,753	—	$153,964,753
Belgium	$8,595,401	196,044,368	—	204,639,769
Denmark	—	287,962,508	—	287,962,508
Finland	—	339,197,316	—	339,197,316
France	139,219	608,962,768	—	609,101,987
Germany	—	793,268,364	—	793,268,364
Ireland	—	43,811,945	—	43,811,945
Israel	1,006,402	138,172,163	—	139,178,565
Italy	—	505,105,104	—	505,105,104
Netherlands	13,442,626	307,183,068	—	320,625,694
Norway	1,710,702	116,283,134	—	117,993,836
Portugal	—	62,307,088	—	62,307,088
Spain	1,688,617	315,888,742	—	317,577,359
Sweden	5,743,592	390,468,489	—	396,212,081
Switzerland	—	574,830,154	—	574,830,154
United Kingdom	—	2,940,666	—	2,940,666
Preferred Stocks
Germany	—	22,756,993	—	22,756,993
Rights/Warrants
Norway	—	1,197	—	1,197
Spain	—	217,757	—	217,757
Securities Lending Collateral	—	469,428,884	—	469,428,884
TOTAL	$32,326,559	$5,328,795,461	—	$5,361,122,020

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2018
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (85.1%)
COMMUNICATION SERVICES — (1.8%)
	Other Securities		$20,254,068	2.1%

CONSUMER DISCRETIONARY — (5.3%)
*	Great Canadian Gaming Corp.	400,319	14,036,969	1.4%
#	Linamar Corp.	298,467	9,903,718	1.0%
	Other Securities		36,253,000	3.8%
TOTAL CONSUMER DISCRETIONARY			60,193,687	6.2%

CONSUMER STAPLES — (4.7%)
	Cott Corp.	847,770	11,804,943	1.2%
	Maple Leaf Foods, Inc.	448,812	8,984,788	0.9%
	North West Co., Inc. (The)	349,536	8,044,551	0.8%
#	Premium Brands Holdings Corp.	168,412	9,234,780	1.0%
	Other Securities		15,310,777	1.6%
TOTAL CONSUMER STAPLES			53,379,839	5.5%

ENERGY — (16.2%)
	Enerflex, Ltd.	595,858	6,974,664	0.7%
#	Enerplus Corp.	1,361,560	10,591,684	1.1%
	Gibson Energy, Inc.	538,501	7,368,297	0.8%
*	MEG Energy Corp.	1,549,736	8,752,172	0.9%
*	Parex Resources, Inc.	892,021	10,683,082	1.1%
#	Parkland Fuel Corp.	503,325	13,029,231	1.3%
#	Whitecap Resources, Inc.	2,833,976	9,030,029	0.9%
	Other Securities		119,182,532	12.2%
TOTAL ENERGY			185,611,691	19.0%

FINANCIALS — (8.2%)
#	Canadian Western Bank	625,580	11,932,393	1.2%
#	Element Fleet Management Corp.	2,196,243	11,116,349	1.1%
#	Genworth MI Canada, Inc.	297,480	8,759,666	0.9%
#	Laurentian Bank of Canada	300,158	8,370,213	0.9%
#	TMX Group, Ltd.	146,414	7,585,601	0.8%
	Other Securities		45,799,170	4.7%
TOTAL FINANCIALS			93,563,392	9.6%

HEALTH CARE — (1.3%)
	Other Securities		15,111,031	1.5%

INDUSTRIALS — (9.3%)
#	NFI Group, Inc.	277,920	6,929,678	0.7%
#	Stantec, Inc.	648,533	14,208,630	1.5%
	TFI International, Inc.	511,889	13,235,923	1.4%
	Transcontinental, Inc., Class A	511,776	7,235,040	0.7%
	Other Securities		65,074,498	6.6%
TOTAL INDUSTRIALS			106,683,769	10.9%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INFORMATION TECHNOLOGY — (3.3%)
*	Celestica, Inc.	782,756	$6,857,429	0.7%
*	Descartes Systems Group, Inc. (The)	379,409	10,013,263	1.0%
	Other Securities		20,949,577	2.2%
TOTAL INFORMATION TECHNOLOGY			37,820,269	3.9%

MATERIALS — (25.6%)
	Alamos Gold, Inc., Class A	2,711,904	9,753,477	1.0%
*	B2Gold Corp.	6,070,919	17,743,164	1.8%
*	Detour Gold Corp.	1,187,179	10,026,497	1.0%
#*	Endeavour Mining Corp.	428,220	7,007,345	0.7%
#*	First Majestic Silver Corp.	1,207,831	7,095,522	0.7%
	Hudbay Minerals, Inc.	1,808,840	8,559,263	0.9%
*	IAMGOLD Corp.	3,117,078	11,439,028	1.2%
#	Labrador Iron Ore Royalty Corp.	377,156	6,696,646	0.7%
	Nevsun Resources, Ltd.	2,058,709	9,032,865	0.9%
#	Norbord, Inc.	246,461	6,553,279	0.7%
#	OceanaGold Corp.	4,076,528	14,870,429	1.5%
	Osisko Gold Royalties, Ltd.	811,994	7,119,515	0.7%
	Pan American Silver Corp.	1,084,515	15,832,394	1.6%
#*	Pretium Resources, Inc.	765,537	6,487,887	0.7%
*	SSR Mining, Inc.	826,105	9,984,422	1.0%
#	Stella-Jones, Inc.	285,606	8,286,591	0.8%
#*	Tahoe Resources, Inc.	1,876,416	6,831,078	0.7%
	Yamana Gold, Inc.	6,616,550	15,557,519	1.6%
	Other Securities		113,508,081	11.7%
TOTAL MATERIALS			292,385,002	29.9%

REAL ESTATE — (3.9%)
	Colliers International Group, Inc.	211,166	11,645,684	1.2%
	FirstService Corp.	200,280	13,744,677	1.4%
#	Tricon Capital Group, Inc.	904,232	6,418,113	0.7%
	Other Securities		12,500,860	1.2%
TOTAL REAL ESTATE			44,309,334	4.5%

UTILITIES — (5.5%)
	Capital Power Corp.	692,120	13,480,421	1.4%
	Northland Power, Inc.	642,605	10,214,275	1.0%
	Superior Plus Corp.	1,074,553	7,619,157	0.8%
	TransAlta Corp.	1,877,409	7,687,310	0.8%
#	TransAlta Renewables, Inc.	848,516	6,445,291	0.7%
	Other Securities		17,626,230	1.8%
TOTAL UTILITIES			63,072,684	6.5%
TOTAL COMMON STOCKS			972,384,766	99.6%

RIGHTS/WARRANTS — (0.0%)
	Other Security		2,911	0.0%
TOTAL INVESTMENT SECURITIES			972,387,677

SECURITIES LENDING COLLATERAL — (14.9%)
@§	DFA Short Term Investment Fund	14,706,904	170,158,875	17.4%
TOTAL INVESTMENTS—(100.0%)
	(Cost $1,501,104,337)^		$1,142,546,552	117.0%
____________________

^	The cost for federal income tax purposes is $1,501,104,337.

The Canadian Small Company Series
continued

Summary of the Series’ investments as of December 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,254,068	—	—	$20,254,068
Consumer Discretionary	60,187,052	$6,635	—	60,193,687
Consumer Staples	53,379,839	—	—	53,379,839
Energy	185,611,691	—	—	185,611,691
Financials	93,525,880	37,512	—	93,563,392
Health Care	15,111,031	—	—	15,111,031
Industrials	106,683,769	—	—	106,683,769
Information Technology	37,820,269	—	—	37,820,269
Materials	292,384,682	320	—	292,385,002
Real Estate	44,309,334	—	—	44,309,334
Utilities	63,072,684	—	—	63,072,684
Rights/Warrants
Energy	—	2,911	—	2,911
Securities Lending Collateral	—	170,158,875	—	170,158,875
TOTAL	$972,340,299	$170,206,253	—	$1,142,546,552

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.9%)
Other Securities		$116,578,489	3.0%
CONSUMER DISCRETIONARY — (17.7%)
Aoyama Trading Co., Ltd.	324,200	9,808,171	0.3%
Autobacs Seven Co., Ltd.	530,000	8,529,901	0.2%
# Colowide Co., Ltd.	350,600	8,536,631	0.2%
Wacoal Holdings Corp.	364,700	10,055,102	0.3%
Other Securities		676,136,370	17.6%
TOTAL CONSUMER DISCRETIONARY		713,066,175	18.6%

CONSUMER STAPLES — (7.6%)
Maruha Nichiro Corp.	274,907	9,952,175	0.3%
Megmilk Snow Brand Co., Ltd.	358,200	8,379,194	0.2%
Nippon Suisan Kaisha, Ltd.	2,140,300	13,671,543	0.4%
Sapporo Holdings, Ltd.	472,400	8,763,286	0.2%
Other Securities		262,996,152	6.8%
TOTAL CONSUMER STAPLES		303,762,350	7.9%

ENERGY — (0.8%)
Other Securities		29,926,156	0.8%

FINANCIALS — (8.2%)
77 Bank, Ltd. (The)	496,152	10,248,303	0.3%
Daishi Hokuetsu Financial Group, Inc.	280,800	10,103,674	0.3%
Hokuhoku Financial Group, Inc.	837,000	10,369,291	0.3%
Jafco Co., Ltd.	233,300	8,989,108	0.2%
Other Securities		291,759,588	7.6%
TOTAL FINANCIALS		331,469,964	8.7%

HEALTH CARE — (5.1%)
Mani, Inc.	182,700	8,395,754	0.2%
Miraca Holdings, Inc.	413,600	10,068,684	0.3%
Nipro Corp.	667,500	8,500,090	0.2%
Ship Healthcare Holdings, Inc.	292,000	10,557,506	0.3%
# Toho Holdings Co., Ltd.	367,200	9,619,560	0.3%
Other Securities		157,559,266	4.0%
TOTAL HEALTH CARE		204,700,860	5.3%

INDUSTRIALS — (27.2%)
GS Yuasa Corp.	417,599	8,572,136	0.2%
Hanwa Co., Ltd.	255,300	8,360,820	0.2%
Hazama Ando Corp.	1,328,800	9,175,851	0.2%
# Iwatani Corp.	264,600	9,346,753	0.3%
#* Kawasaki Kisen Kaisha, Ltd.	640,100	8,529,652	0.2%
Kokuyo Co., Ltd.	558,125	8,810,923	0.2%
Maeda Road Construction Co., Ltd.	460,200	8,382,048	0.2%
* Mitsui E&S Holdings Co., Ltd.	563,200	9,457,332	0.3%
Nichias Corp.	440,500	9,598,574	0.3%
Nikkon Holdings Co., Ltd.	436,100	10,538,138	0.3%
Nishimatsu Construction Co., Ltd.	392,400	9,147,000	0.2%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
# Nishi-Nippon Railroad Co., Ltd.	407,700	$10,087,015	0.3%
Nisshinbo Holdings, Inc.	1,109,780	12,217,161	0.3%
OKUMA Corp.	178,900	8,932,577	0.2%
OSG Corp.	421,100	8,689,012	0.2%
Penta-Ocean Construction Co., Ltd.	2,073,400	12,404,450	0.3%
SMS Co., Ltd.	490,700	8,230,204	0.2%
# Trusco Nakayama Corp.	335,300	8,460,218	0.2%
Ushio, Inc.	787,200	9,497,959	0.3%
Other Securities		916,424,147	24.0%
TOTAL INDUSTRIALS		1,094,861,970	28.6%

INFORMATION TECHNOLOGY — (12.4%)
Amano Corp.	438,200	9,317,651	0.3%
Ibiden Co., Ltd.	810,078	10,002,971	0.3%
NET One Systems Co., Ltd.	545,000	11,410,271	0.3%
Oki Electric Industry Co., Ltd.	627,500	8,588,853	0.2%
Topcon Corp.	773,000	11,231,567	0.3%
Ulvac, Inc.	284,500	9,265,412	0.3%
Other Securities		437,303,933	11.3%
TOTAL INFORMATION TECHNOLOGY		497,120,658	13.0%

MATERIALS — (9.9%)
ADEKA Corp.	624,400	9,250,940	0.2%
Dowa Holdings Co., Ltd.	373,500	10,870,056	0.3%
Mitsui Mining & Smelting Co., Ltd.	433,400	12,279,380	0.3%
Nippon Light Metal Holdings Co., Ltd.	4,216,200	8,890,260	0.2%
# Nippon Paper Industries Co., Ltd.	587,400	10,642,418	0.3%
# Sumitomo Osaka Cement Co., Ltd.	275,499	10,235,593	0.3%
Toyobo Co., Ltd.	633,400	9,002,787	0.2%
Other Securities		328,680,752	8.6%
TOTAL MATERIALS		399,852,186	10.4%

REAL ESTATE — (1.7%)
Other Securities		68,635,236	1.8%

UTILITIES — (1.1%)
* Hokuriku Electric Power Co.	935,100	8,711,001	0.2%
Other Securities		33,988,686	0.9%
TOTAL UTILITIES		42,699,687	1.1%
TOTAL COMMON STOCKS		3,802,673,731	99.2%

RIGHTS/WARRANTS — (0.0%)
Other Security		75,349	0.0%
TOTAL INVESTMENT SECURITIES		3,802,749,080

SECURITIES LENDING COLLATERAL — (5.4%)
@§ DFA Short Term Investment Fund	18,866,285	218,282,913	5.7%
TOTAL INVESTMENTS—(100.0%) (Cost $3,609,227,762)		$4,021,031,993	104.9%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$116,578,489	—	$116,578,489
Consumer Discretionary	6,321,241	706,744,934	—	713,066,175
Consumer Staples	—	303,762,350	—	303,762,350
Energy	—	29,926,156	—	29,926,156
Financials	10,103,674	321,366,290	—	331,469,964
Health Care	—	204,700,860	—	204,700,860
Industrials	—	1,094,861,970	—	1,094,861,970
Information Technology	486,572	496,634,086	—	497,120,658
Materials	507,983	399,344,203	—	399,852,186
Real Estate	—	68,635,236	—	68,635,236
Utilities	—	42,699,687	—	42,699,687
Rights/Warrants
Financials	—	75,349	—	75,349
Securities Lending Collateral	—	218,282,913	—	218,282,913
TOTAL	$17,419,470	$4,003,612,523	—	$4,021,031,993

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (52.6%)
	Adelaide Brighton, Ltd.	3,004,912	$12,086,193	0.7%
	ALS, Ltd.	2,494,939	14,468,701	0.8%
	Altium, Ltd.	879,028	13,703,502	0.8%
	Ansell, Ltd.	896,383	14,778,046	0.9%
	Atlas Arteria, Ltd.	2,965,825	14,366,965	0.8%
#	Bapcor, Ltd.	1,945,254	9,436,542	0.6%
	Beach Energy, Ltd.	14,720,311	18,335,566	1.1%
#	Blackmores, Ltd.	100,980	8,707,549	0.5%
	carsales.com, Ltd.	1,702,940	14,760,322	0.9%
	Cleanaway Waste Management, Ltd.	13,728,372	17,549,486	1.0%
	Costa Group Holdings, Ltd.	2,167,448	9,391,202	0.5%
	CSR, Ltd.	3,957,955	9,928,634	0.6%
	Downer EDI, Ltd.	4,034,426	19,862,919	1.2%
	DuluxGroup, Ltd.	3,101,823	16,304,563	0.9%
	Fairfax Media, Ltd.	19,821,806	9,020,829	0.5%
	GrainCorp, Ltd., Class A	1,735,655	10,146,181	0.6%
	GUD Holdings, Ltd.	992,918	8,705,318	0.5%
#	Independence Group NL	3,149,458	9,040,777	0.5%
#	IOOF Holdings, Ltd.	2,401,762	11,616,624	0.7%
#	IRESS, Ltd.	1,180,608	9,095,282	0.5%
#	JB Hi-Fi, Ltd.	963,999	15,708,593	0.9%
	Link Administration Holdings, Ltd.	2,679,433	14,278,991	0.8%
#	Metcash, Ltd.	7,046,948	13,772,950	0.8%
	Mineral Resources, Ltd.	1,216,344	12,342,112	0.7%
	nib holdings, Ltd.	3,342,132	13,155,941	0.8%
	Northern Star Resources, Ltd.	3,310,960	20,684,301	1.2%
	Orora, Ltd.	8,074,313	19,242,479	1.1%
	OZ Minerals, Ltd.	2,477,965	15,896,021	0.9%
	Pendal Group, Ltd.	1,659,644	9,596,011	0.6%
#	Perpetual, Ltd.	374,045	9,200,195	0.5%
	Premier Investments, Ltd.	778,124	9,071,992	0.5%
	Regis Resources, Ltd.	3,602,454	10,806,393	0.6%
*	Saracen Mineral Holdings, Ltd.	7,310,283	12,750,641	0.7%
	Sims Metal Management, Ltd.	1,382,214	11,083,430	0.6%
	Spark Infrastructure Group	11,690,859	19,060,125	1.1%
	St Barbara, Ltd.	4,256,889	12,566,295	0.7%
	Steadfast Group, Ltd.	5,573,447	11,752,512	0.7%
	WorleyParsons, Ltd.	1,206,057	12,474,529	0.7%
	Other Securities		463,227,619	26.9%
TOTAL AUSTRALIA			957,976,331	55.4%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (26.1%)
Dah Sing Financial Holdings, Ltd.	1,691,344	$9,079,052	0.5%
HKBN, Ltd.	6,627,000	9,948,969	0.6%
Hopewell Holdings, Ltd.	3,604,500	11,137,195	0.7%
IGG, Inc.	12,806,000	13,575,737	0.8%
Luk Fook Holdings International, Ltd.	3,976,000	13,119,437	0.8%
Vitasoy International Holdings, Ltd.	5,049,000	16,095,738	0.9%
VTech Holdings, Ltd.	1,282,800	15,070,877	0.9%
Other Securities		387,552,662	22.3%
TOTAL HONG KONG		475,579,667	27.5%

NEW ZEALAND — (5.6%)
# Chorus, Ltd.	2,823,444	8,760,943	0.5%
Mainfreight, Ltd.	511,030	9,485,688	0.5%
SKYCITY Entertainment Group, Ltd.	4,690,050	11,745,722	0.7%
Other Securities		72,378,490	4.2%
TOTAL NEW ZEALAND		102,370,843	5.9%

SINGAPORE — (10.1%)
Singapore Post, Ltd.	11,582,300	8,719,649	0.5%
Other Securities		175,063,588	10.1%
TOTAL SINGAPORE		183,783,237	10.6%
TOTAL COMMON STOCKS		1,719,710,078	99.4%
TOTAL INVESTMENT SECURITIES		1,719,710,078

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ DFA Short Term Investment Fund	8,839,135	102,268,796	5.9%
TOTAL INVESTMENTS—(100.0%) (Cost $1,916,994,035)		$1,821,978,874	105.3%

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$957,976,331	—	$957,976,331
Hong Kong	$536,014	475,043,653	—	475,579,667
New Zealand	1,363,964	101,006,879	—	102,370,843
Singapore	370,655	183,412,582	—	183,783,237
Securities Lending Collateral	—	102,268,796	—	102,268,796
TOTAL	$2,270,633	$1,819,708,241	—	$1,821,978,874

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (6.5%)
Auto Trader Group P.L.C.	6,021,823	$31,466,198	1.4%
Cineworld Group P.L.C.	6,322,429	23,767,460	1.1%
Daily Mail & General Trust P.L.C., Class A	1,699,883	15,176,710	0.7%
Other Securities		72,380,139	3.3%
TOTAL COMMUNICATION SERVICES		142,790,507	6.5%

CONSUMER DISCRETIONARY — (20.6%)
B&M European Value Retail SA	5,329,350	28,358,811	1.3%
Bellway P.L.C.	839,178	30,779,041	1.4%
Bovis Homes Group P.L.C.	1,135,408	14,033,598	0.6%
Greene King P.L.C.	2,728,082	16,789,690	0.8%
Inchcape P.L.C.	2,896,356	20,004,211	0.9%
Merlin Entertainments P.L.C.	4,338,517	17,917,207	0.8%
* Ocado Group P.L.C.	2,765,277	30,182,185	1.4%
SSP Group P.L.C.	2,882,681	24,577,258	1.1%
WH Smith P.L.C.	697,855	17,346,819	0.8%
William Hill P.L.C.	5,838,359	15,694,600	0.7%
Other Securities		237,856,061	10.9%
TOTAL CONSUMER DISCRETIONARY		453,539,481	20.7%

CONSUMER STAPLES — (4.7%)
Britvic P.L.C.	1,623,694	16,392,263	0.7%
Tate & Lyle P.L.C.	3,470,820	29,842,389	1.4%
Other Securities		57,601,564	2.6%
TOTAL CONSUMER STAPLES		103,836,216	4.7%

ENERGY — (5.0%)
John Wood Group P.L.C.	2,672,479	24,357,624	1.1%
* Tullow Oil P.L.C.	9,184,155	26,349,926	1.2%
Other Securities		58,439,497	2.7%
TOTAL ENERGY		109,147,047	5.0%

FINANCIALS — (16.2%)
Beazley P.L.C.	3,286,678	22,067,924	1.0%
Close Brothers Group P.L.C.	976,050	18,332,330	0.8%
CYBG P.L.C.	6,020,590	20,685,533	0.9%
Hiscox, Ltd.	1,516,229	31,495,717	1.4%
IG Group Holdings P.L.C.	2,325,115	17,950,224	0.8%
Intermediate Capital Group P.L.C.	1,852,823	22,503,673	1.0%
Jardine Lloyd Thompson Group P.L.C.	809,362	19,503,096	0.9%
Man Group P.L.C.	10,998,653	21,822,503	1.0%
NEX Group P.L.C.	1,743,102	25,279,326	1.2%
Phoenix Group Holdings	3,125,763	24,025,049	1.1%
Other Securities		132,703,616	6.2%
TOTAL FINANCIALS		356,368,991	16.3%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HEALTH CARE — (3.1%)
* BTG P.L.C.	2,027,017	$14,278,983	0.7%
Hikma Pharmaceuticals P.L.C.	709,610	17,211,561	0.8%
Other Securities		37,660,114	1.7%
TOTAL HEALTH CARE		69,150,658	3.2%

INDUSTRIALS — (26.1%)
Aggreko P.L.C.	1,503,944	16,482,453	0.8%
Babcock International Group P.L.C.	2,386,069	18,607,071	0.9%
Balfour Beatty P.L.C.	4,353,036	14,624,025	0.7%
BBA Aviation P.L.C.	7,229,201	22,169,451	1.0%
* Cobham P.L.C.	13,770,449	18,902,012	0.9%
Hays P.L.C.	10,095,835	21,142,022	1.0%
HomeServe P.L.C.	1,796,181	21,804,263	1.0%
Howden Joinery Group P.L.C.	4,514,716	27,032,776	1.2%
IMI P.L.C.	1,718,223	21,784,421	1.0%
Meggitt P.L.C.	5,004,804	33,860,533	1.6%
National Express Group P.L.C.	2,749,825	14,050,708	0.6%
Pagegroup P.L.C.	2,363,699	15,151,252	0.7%
Rotork P.L.C.	5,593,291	21,417,382	1.0%
Travis Perkins P.L.C.	1,526,689	21,562,494	1.0%
Other Securities		287,347,232	12.9%
TOTAL INDUSTRIALS		575,938,095	26.3%

INFORMATION TECHNOLOGY — (5.6%)
Electrocomponents P.L.C.	3,256,497	25,783,135	1.2%
Spectris P.L.C.	723,646	19,798,756	0.9%
Other Securities		78,470,162	3.6%
TOTAL INFORMATION TECHNOLOGY		124,052,053	5.7%

MATERIALS — (6.2%)
RPC Group P.L.C.	2,589,442	25,239,745	1.2%
Victrex P.L.C.	634,126	21,450,080	1.0%
Other Securities		89,277,442	4.0%
TOTAL MATERIALS		135,967,267	6.2%

REAL ESTATE — (2.7%)
Capital & Counties Properties P.L.C.	4,642,681	14,813,146	0.7%
Other Securities		45,199,144	2.0%
TOTAL REAL ESTATE		60,012,290	2.7%

UTILITIES — (2.1%)
Drax Group P.L.C.	2,899,857	14,853,691	0.7%
Pennon Group P.L.C.	2,715,100	25,865,566	1.2%
Other Securities		6,685,437	0.3%
TOTAL UTILITIES		47,404,694	2.2%
TOTAL COMMON STOCKS		2,178,207,299	99.5%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
PREFERRED STOCKS — (0.0%)

CONSUMER STAPLES — (0.0%)
Other Security		$39,022	0.0%
TOTAL INVESTMENT SECURITIES		2,178,246,321

SECURITIES LENDING COLLATERAL — (1.2%)
@§ DFA Short Term Investment Fund	2,207,404	25,539,665	1.2%
TOTAL INVESTMENTS—(100.0%) (Cost $2,157,526,564)		$2,203,785,986	100.7%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$142,790,507	—	$142,790,507
Consumer Discretionary	—	453,539,481	—	453,539,481
Consumer Staples	—	103,836,216	—	103,836,216
Energy	—	109,147,047	—	109,147,047
Financials	—	356,368,991	—	356,368,991
Health Care	—	69,150,658	—	69,150,658
Industrials	—	575,938,095	—	575,938,095
Information Technology	—	124,052,053	—	124,052,053
Materials	—	135,967,267	—	135,967,267
Real Estate	—	60,012,290	—	60,012,290
Utilities	—	47,404,694	—	47,404,694
Preferred Stocks
Consumer Staples	—	39,022	—	39,022
Securities Lending Collateral	—	25,539,665	—	25,539,665
TOTAL	—	$2,203,785,986	—	$2,203,785,986

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (89.5%)
AUSTRIA — (2.8%)
ANDRITZ AG	447,429	$23,181,306	0.4%
Other Securities		146,265,159	2.7%
TOTAL AUSTRIA		169,446,465	3.1%

BELGIUM — (3.6%)
Ackermans & van Haaren NV	156,548	24,646,516	0.5%
* Galapagos NV	220,186	22,621,528	0.4%
Umicore SA	425,457	20,027,502	0.4%
Other Securities		148,933,329	2.7%
TOTAL BELGIUM		216,228,875	4.0%

DENMARK — (5.4%)
Ambu A.S., Class B	1,079,783	22,493,703	0.4%
GN Store Nord A.S.	935,887	39,699,067	0.7%
ISS A.S.	582,591	19,132,966	0.4%
Jyske Bank A.S.	491,188	20,055,672	0.4%
Royal Unibrew A.S.	364,385	25,857,570	0.5%
SimCorp A.S.	284,735	21,923,197	0.4%
Topdanmark A.S.	491,266	23,351,623	0.4%
Other Securities		150,298,788	2.8%
TOTAL DENMARK		322,812,586	6.0%

FINLAND — (6.2%)
Amer Sports Oyj	843,708	31,362,132	0.6%
Elisa Oyj	520,670	20,715,389	0.4%
# Huhtamaki Oyj	703,421	19,722,121	0.4%
Kesko Oyj, Class B	514,318	30,037,493	0.6%
Metso Oyj	776,014	24,500,237	0.5%
Nokian Renkaat Oyj	840,330	26,729,512	0.5%
Orion Oyj, Class B	609,509	20,966,688	0.4%
Valmet Oyj	919,512	20,936,249	0.4%
Other Securities		174,883,331	3.0%
TOTAL FINLAND		369,853,152	6.8%

FRANCE — (11.3%)
Edenred	734,903	27,877,180	0.5%
Euronext NV	334,230	20,565,988	0.4%
Eutelsat Communications SA	1,153,248	23,358,563	0.4%
Ingenico Group SA	412,072	29,164,382	0.5%
Lagardere SCA	778,374	21,276,640	0.4%
Rexel SA	2,158,941	27,520,701	0.5%
Rubis SCA	600,204	30,966,985	0.6%
Teleperformance	144,931	23,868,988	0.5%
Other Securities		468,134,707	8.6%
TOTAL FRANCE		672,734,134	12.4%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (14.4%)
Freenet AG	921,900	$20,736,172	0.4%
Hugo Boss AG	456,778	32,642,934	0.6%
# K+S AG	1,437,309	26,765,532	0.5%
Lanxess AG	427,092	26,436,018	0.5%
LEG Immobilien AG	324,194	35,437,322	0.7%
Nemetschek SE	144,235	18,960,783	0.4%
Rheinmetall AG	298,579	25,840,127	0.5%
TAG Immobilien AG	934,395	21,315,539	0.4%
Other Securities		653,862,145	11.9%
TOTAL GERMANY		861,996,572	15.9%

IRELAND — (1.0%)
Kingspan Group P.L.C.	438,083	19,033,686	0.4%
Other Securities		41,773,237	0.7%
TOTAL IRELAND		60,806,923	1.1%

ISRAEL — (2.6%)
Other Securities		156,740,580	2.9%

ITALY — (8.9%)
* Saipem SpA	4,217,382	23,063,725	0.4%
# Unione di Banche Italiane SpA	7,724,232	23,575,581	0.4%
Other Securities		488,065,418	9.1%
TOTAL ITALY		534,704,724	9.9%

NETHERLANDS — (6.0%)
Aalberts Industries NV	704,568	25,828,121	0.5%
# Boskalis Westminster	654,419	18,816,387	0.4%
IMCD NV	298,658	20,252,701	0.4%
Koninklijke Vopak NV	443,568	20,059,502	0.4%
SBM Offshore NV	1,292,245	22,265,899	0.4%
Other Securities		251,402,301	4.5%
TOTAL NETHERLANDS		358,624,911	6.6%

NORWAY — (2.4%)
Other Securities		143,504,930	2.6%

PORTUGAL — (1.1%)
Other Securities		66,870,212	1.2%

SPAIN — (5.8%)
Cellnex Telecom SA	1,049,614	26,110,496	0.5%
Enagas SA	1,198,599	31,779,001	0.6%
Other Securities		285,664,491	5.2%
TOTAL SPAIN		343,553,988	6.3%

SWEDEN — (7.2%)
Other Securities		427,579,156	7.9%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (10.7%)
Georg Fischer AG	28,198	$26,233,883	0.5%
Helvetia Holding AG	49,892	30,560,119	0.6%
PSP Swiss Property AG	288,164	27,804,076	0.5%
Sunrise Communications Group AG	247,924	21,822,731	0.4%
Other Securities		534,676,680	9.8%
TOTAL SWITZERLAND		641,097,489	11.8%

UNITED KINGDOM — (0.1%)
Other Security		3,245,372	0.1%
TOTAL COMMON STOCKS		5,349,800,069	98.6%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Other Securities		36,737,960	0.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		529,911	0.0%
TOTAL INVESTMENT SECURITIES		5,387,067,940

		Value†
SECURITIES LENDING COLLATERAL — (9.9%)
@§ DFA Short Term Investment Fund	50,963,280	589,645,153	10.9%
TOTAL INVESTMENTS—(100.0%)
(Cost $5,396,620,915)		$5,976,713,093	110.2%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$169,446,465	—	$169,446,465
Belgium	$9,566,655	206,662,220	—	216,228,875
Denmark	—	322,812,586	—	322,812,586
Finland	—	369,853,152	—	369,853,152
France	—	672,734,134	—	672,734,134
Germany	—	861,996,572	—	861,996,572
Ireland	—	60,806,923	—	60,806,923
Israel	886,593	155,853,987	—	156,740,580
Italy	—	534,704,724	—	534,704,724
Netherlands	13,210,242	345,414,669	—	358,624,911
Norway	—	143,504,930	—	143,504,930
Portugal	—	66,870,212	—	66,870,212
Spain	—	343,553,988	—	343,553,988
Sweden	961,312	426,617,844	—	427,579,156
Switzerland	—	641,097,489	—	641,097,489
United Kingdom	—	3,245,372	—	3,245,372
Preferred Stocks
Germany	—	36,737,960	—	36,737,960
Rights/Warrants
Norway	—	61,026	—	61,026
Spain	—	410,150	—	410,150
Sweden	—	58,735	—	58,735
Securities Lending Collateral	—	589,645,153	—	589,645,153
TOTAL	$24,624,802	$5,952,088,291	—	$5,976,713,093

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (88.1%)
COMMUNICATION SERVICES — (2.1%)
#	Cineplex, Inc.	389,686	$10,742,303	0.9%
	Other Securities		16,600,688	1.5%
TOTAL COMMUNICATION SERVICES			27,342,991	2.4%

CONSUMER DISCRETIONARY — (5.2%)
*	Great Canadian Gaming Corp.	395,819	12,748,472	1.1%
	Linamar Corp.	293,286	12,144,039	1.1%
	Other Securities		43,111,848	3.7%
TOTAL CONSUMER DISCRETIONARY			68,004,359	5.9%

CONSUMER STAPLES — (4.7%)
	Cott Corp.	886,570	13,347,881	1.2%
	Maple Leaf Foods, Inc.	418,116	9,509,205	0.8%
	North West Co., Inc. (The)	377,836	8,237,224	0.7%
	Premium Brands Holdings Corp.	175,712	11,816,463	1.0%
	Other Securities		18,457,764	1.6%
TOTAL CONSUMER STAPLES			61,368,537	5.3%

ENERGY — (19.4%)
#*	Baytex Energy Corp.	3,627,429	7,412,194	0.7%
	Enerplus Corp.	1,620,219	15,076,670	1.3%
	Gibson Energy, Inc.	526,901	8,341,082	0.7%
*	Gran Tierra Energy, Inc.	2,881,425	8,820,800	0.8%
#*	MEG Energy Corp.	1,549,736	12,396,004	1.1%
*	Parex Resources, Inc.	1,004,921	14,633,549	1.3%
#	Parkland Fuel Corp.	549,825	18,464,631	1.6%
#	Peyto Exploration & Development Corp.	1,016,614	8,293,847	0.7%
#	Secure Energy Services, Inc.	1,113,316	7,256,068	0.6%
	ShawCor, Ltd.	417,375	7,571,055	0.7%
	Whitecap Resources, Inc.	2,879,377	14,085,752	1.2%
	Other Securities		129,525,760	11.3%
TOTAL ENERGY			251,877,412	22.0%

FINANCIALS — (8.3%)
#	Canadian Western Bank	625,580	14,550,693	1.3%
#	Element Fleet Management Corp.	2,029,664	11,948,723	1.0%
#	Genworth MI Canada, Inc.	313,480	10,289,392	0.9%
#	Laurentian Bank of Canada	300,158	9,475,914	0.8%
	TMX Group, Ltd.	180,578	11,356,339	1.0%
	Other Securities		49,652,960	4.4%
TOTAL FINANCIALS			107,274,021	9.4%

HEALTH CARE — (1.2%)
	Other Securities		16,062,725	1.4%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INDUSTRIALS — (10.9%)
*	ATS Automation Tooling Systems, Inc.	529,030	$7,780,030	0.7%
#	NFI Group, Inc.	371,520	12,533,103	1.1%
	Russel Metals, Inc.	424,396	7,846,708	0.7%
	Stantec, Inc.	606,624	15,787,108	1.4%
	TFI International, Inc.	570,089	18,971,931	1.6%
	Transcontinental, Inc., Class A	507,476	8,353,530	0.7%
	Other Securities		69,472,105	6.1%
TOTAL INDUSTRIALS			140,744,515	12.3%

INFORMATION TECHNOLOGY — (4.2%)
*	Celestica, Inc.	768,923	7,978,646	0.7%
*	Descartes Systems Group, Inc. (The)	434,588	13,297,280	1.2%
*	Kinaxis, Inc.	160,274	10,820,884	1.0%
	Other Securities		22,548,216	1.9%
TOTAL INFORMATION TECHNOLOGY			54,645,026	4.8%

MATERIALS — (22.7%)
	Alamos Gold, Inc., Class A	2,679,504	10,706,209	0.9%
*	B2Gold Corp.	6,592,719	16,275,845	1.4%
*	Detour Gold Corp.	1,130,078	8,335,339	0.7%
#*	Endeavour Mining Corp.	476,720	7,311,307	0.6%
*	IAMGOLD Corp.	3,238,297	11,118,616	1.0%
#	Labrador Iron Ore Royalty Corp.	423,456	9,199,621	0.8%
	Nevsun Resources, Ltd.	2,058,709	9,148,428	0.8%
#	OceanaGold Corp.	3,947,774	11,365,463	1.0%
	Pan American Silver Corp.	1,053,915	15,523,120	1.4%
*	SSR Mining, Inc.	826,105	8,095,070	0.7%
#	Stella-Jones, Inc.	323,806	10,370,057	0.9%
	Yamana Gold, Inc.	6,738,268	15,304,357	1.3%
	Other Securities		161,282,726	14.1%
TOTAL MATERIALS			294,036,158	25.6%

REAL ESTATE — (3.9%)
	Colliers International Group, Inc.	222,402	15,103,300	1.3%
	FirstService Corp.	193,886	14,224,247	1.2%
	Other Securities		21,539,052	1.9%
TOTAL REAL ESTATE			50,866,599	4.4%

UTILITIES — (5.5%)
	Capital Power Corp.	692,120	14,363,416	1.3%
	Northland Power, Inc.	694,905	10,689,222	0.9%
	Superior Plus Corp.	1,140,753	10,251,136	0.9%
	TransAlta Corp.	1,877,409	9,911,499	0.9%
	Other Securities		26,654,004	2.3%
TOTAL UTILITIES			71,869,277	6.3%
TOTAL COMMON STOCKS			1,144,091,620	99.8%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
Other Security		$2,498	0.0%
TOTAL INVESTMENT SECURITIES		1,144,094,118

SECURITIES LENDING COLLATERAL — (11.9%)
@§ DFA Short Term Investment Fund	13,314,106	154,044,207	13.4%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,577,242,207)		$1,298,138,325	113.2%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$27,342,991	—	—	$27,342,991
Consumer Discretionary	67,997,479	$6,880	—	68,004,359
Consumer Staples	61,368,537	—	—	61,368,537
Energy	251,877,403	9	—	251,877,412
Financials	107,274,021	—	—	107,274,021
Health Care	16,062,725	—	—	16,062,725
Industrials	140,744,515	—	—	140,744,515
Information Technology	54,645,026	—	—	54,645,026
Materials	294,035,468	690	—	294,036,158
Real Estate	50,866,599	—	—	50,866,599
Utilities	71,869,277	—	—	71,869,277
Rights/Warrants
Energy	—	2,498	—	2,498
Securities Lending Collateral	—	154,044,207	—	154,044,207
TOTAL	$1,144,084,041	$154,054,284	—	$1,298,138,325

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investments at Value (including $303,598, $217,556, $19,433, $492,707 and $214,437 of securities on loan, respectively)	$3,355,691	$1,565,792	$1,995,865	$4,891,693	$972,388
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $141,918, $86,779, $23,520, $469,414 and $170,155)	141,920	86,780	23,522	469,429	170,159
Foreign Currencies at Value	140	—	5,641	1,195	581
Cash	353	458	1	1,954	438
Receivables:
Investment Securities Sold	6,436	5,761	1,256	4,416	13
Dividends and Interest	5,301	1,795	6,292	8,978	2,421
Securities Lending Income	927	538	37	1,177	470
Prepaid Expenses and Other Assets	—	—	1	—	—
Total Assets	3,510,768	1,661,124	2,032,615	5,378,842	1,146,470
LIABILITIES:
Payables:
Due to Custodian	—	2,632	—	—	—
Upon Return of Securities Loaned	141,959	86,773	23,526	469,476	170,148
Investment Securities Purchased	1,960	40	2,144	1,540	—
Due to Advisor	302	141	172	426	86
Line of Credit	—	—	485	—	—
Unrealized Loss on Foreign Currency Contracts	25	—	—	—	—
Accrued Expenses and Other Liabilities	426	176	185	508	103
Total Liabilities	144,672	89,762	26,512	471,950	170,337
NET ASSETS	$3,366,096	$1,571,362	$2,006,103	$4,906,892	$976,133
Investments at Cost	$3,277,857	$1,700,888	$2,144,468	$4,775,693	$1,330,949
Foreign Currencies at Cost	$138	—	$5,620	$1,187	$581
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2018

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series	Series*	Series*
ASSETS:
Investments at Value (including $406,977, $271,854,
$23,348, $590,451 and $201,608 of securities on
loan, respectively)	$3,802,749	$1,719,710	$2,178,246	$5,387,068	$1,144,094
Collateral from Securities on Loan Invested in Affiliate at
Value (including cost of $218,282, $102,268, $25,538,
$589,632 and $154,040)	218,283	102,269	25,540	589,645	154,044
Foreign Currencies at Value	1,430	2,420	1,320	13,899	334
Cash	4,682	531	2,899	1,750	954
Receivables:
Investment Securities Sold	6,042	6,454	2,448	14,104	489
Dividends, Interest and Tax Reclaims	23,777	906	6,330	10,149	711
Securities Lending Income	1,325	642	74	1,375	398
Unrealized Gain on Foreign Currency Contracts	—	—	4	—	—
Total Assets	4,058,288	1,832,932	2,216,861	6,017,990	1,301,024
LIABILITIES:
Payables:
Upon Return of Securities Loaned	218,323	102,262	25,543	589,693	154,033
Investment Securities Purchased	5,218	4	2,151	5,175	—
Due to Advisor	340	152	191	476	103
Unrealized Loss on Foreign Currency Contracts	—	—	—	1	—
Accrued Expenses and Other Liabilities	310	143	151	385	77
Total Liabilities	224,191	102,561	28,036	595,730	154,213
NET ASSETS	$3,834,097	$1,730,371	$2,188,825	$5,422,260	$1,146,811
Investments at Cost	$3,390,946	$1,814,726	$2,131,989	$4,806,989	$1,423,202
Foreign Currencies at Cost	$1,430	$2,426	$1,320	$13,953	$334
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2018

(Amounts in thousands)

	The	The Asia	The United	The	The
	Japanese	Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series#	Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,880, $1,125, $115, $21,531 and $3,695, respectively)	$71,123	$70,986	$78,294	$140,369	$21,299
Non Cash Income
Income from Securities Lending	14,354	7,628	1,135	18,943	5,340
Total Investment Income	85,477	78,614	79,429	159,312	26,639
Expenses
Investment Management Fees	4,234	1,927	2,377	6,059	1,201
Accounting & Transfer Agent Fees	178	84	101	254	49
Custodian Fees	628	342	106	737	73
Shareholders’ Reports	1	3	2		4
Directors'/Trustees' Fees & Expenses	17	8	10	24	4
Professional Fees	64	29	36	103	18
Other	125	56	67	203	32
Total Expenses	5,247	2,449	2,699	7,380	1,381
Fees Paid Indirectly (Note C)	(148)	(54)	(75)	(315)	(49)
Net Expenses	5,099	2,395	2,624	7,065	1,332
Net Investment Income (Loss)	80,378	76,219	76,805	152,247	25,307
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	229,342	(55,523)	85,120	319,242	27,505
Affiliated Investment Companies Shares Sold	(137)	(60)	(9)	(101)	(19)
Futures	—	(134)	—	161	—
Foreign Currency Transactions	(2,149)	(898)	(1,153)	(2,498)	120
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(628,895)	(175,750)	(373,044)	(1,131,028)	(185,376)
Affiliated Investment Companies Shares	71	42	—	78	(3)
Translation of Foreign Currency Denominated Amounts	280	(7)	(181)	(371)	6
Net Realized and Unrealized Gain (Loss)	(401,488)	(232,330)	(289,267)	(814,517)	(157,767)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(321,110)	$(156,111)	$(212,462)	$(662,270)	$(132,460)
____________________

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$80,378	$65,529
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	229,342	174,661
Affiliated Investment Companies Shares Sold	(137)	70
Foreign Currency Transactions	(2,149)	(2,843)
Forward Currency Contracts		—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(628,895)	616,328
Affiliated Investment Companies Shares	71	(116)
Translation of Foreign Currency Denominated Amounts	280	489
Net Increase (Decrease) in Net Assets Resulting from Operations	(321,110)	854,118
Transactions in Interest:
Contributions	364,251	195,960
Withdrawals	(198,093)	(193,623)
Net Increase (Decrease) from Transactions in Interest	166,158	2,337
Total Increase (Decrease) in Net Assets	(154,952)	856,455
Net Assets
Beginning of Year	3,989,049	3,132,594
End of Year	$3,834,097	$3,989,049
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2017 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small		The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series		Company Series
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$76,219	$63,045	$76,805	$68,684	$152,247	$114,873	$25,307	$24,738
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(55,523)	57,205	85,120	68,209	319,242	217,209	27,505	(39,064)
Affiliated Investment
Companies Shares Sold	(60)	63	(9)	2	(101)	32	(19)	21
Futures	(134)	—	—	—	161	—	—	—
Foreign Currency Transactions	(898)	(697)	(1,153)	330	(2,498)	992	120	(26)
Forward Currency Contracts	—		—	—	—	—		—
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and
Foreign Currency	(175,750)	131,297	(373,044)	383,963	(1,131,028)	1,106,864	(185,376)	137,860
Affiliated Investment
Companies Shares	42	(85)	—	(8)	78	(119)	(3)	(28)
Translation of Foreign Currency
Denominated Amounts	(7)	(7)	(181)	206	(371)	303	6	(7)
Net Increase (Decrease) in
Net Assets Resulting
from Operations	(156,111)	250,821	(212,462)	521,386	(662,270)	1,440,154	(132,460)	123,494
Transactions in Interest:
Contributions	199,024	110,964	120,516	158,197	480,253	303,976	136,490	269,073
Withdrawals	(128,247)	(101,816)	(49,141)	(33,136)	(146,782)	(140,996)	(47,441)	(135,609)
Net Increase (Decrease) from
Transactions in Interest	70,777	9,148	71,375	125,061	333,471	162,980	89,049	133,464
Total Increase (Decrease) in
Net Assets	(85,334)	259,969	(141,087)	646,447	(328,799)	1,603,134	(43,411)	256,958
Net Assets
Beginning of Year	1,815,705	1,555,736	2,329,912	1,683,465	5,751,059	4,147,925	1,190,222	933,264
End of Year	$1,730,371	$1,815,705	$2,188,825	$2,329,912	$5,422,260	$5,751,059	$1,146,811	$1,190,222
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2017 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014
Total Return	(7.46)%	27.10%	14.53%	9.04%	2.46%	(8.14)%	16.21%	16.69%	(11.83)%	(3.46)%
Net Assets, End of Year (thousands)	$3,834,097	$3,989,049	$3,132,594	$2,631,688	$2,505,409	$1,730,371	$1,815,705	$1,555,736	$1,228,274	$1,453,786
Ratio of Expenses to Average
Net Assets	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.90%	1.99%	1.69%	1.71%	3.96%	3.82%	4.00%	4.17%	3.96%
Portfolio Turnover Rate	17%	13%	10%	6%	9%	18%	14%	10%	7%	7%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014
Total Return	(8.90)%	29.87%	(15.82)%	9.95%	1.22%	(10.78)%	34.27%	6.10%	9.81%	(2.25)%
Net Assets, End of Year (thousands)	$2,188,825	$2,329,912	$1,683,465	$2,084,113	$1,995,898	$5,422,260	$5,751,059	$4,147,925	$3,653,743	$3,152,277
Ratio of Expenses to Average
Net Assets	0.11%	0.12%	0.12%	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.11%	0.12%	0.12%	0.11%	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	3.23%	3.40%	4.36%	3.44%	2.98%	2.51%	2.33%	2.49%	2.44%	2.40%
Portfolio Turnover Rate	14%	9%	15%	10%	8%	15%	13%	9%	14%	13%

See accompanying Notes to Financial Statements.

      THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2018	2017	2016	2015	2014
Total Return	(10.44)%	12.10%	20.77%	(25.00)%	(3.83)%
Net Assets, End of Year (thousands)	$ 1,146,811	$ 1,190,222	$ 933,264	$ 623,132	$ 849,429
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.14%	2.52%	2.73%	2.42%
Portfolio Turnover Rate	14%	22%	8%	18%	5%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2018, the Series’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$148
The Asia Pacific Small Company Series	54
The United Kingdom Small Company Series	75
The Continental Small Company Series	315
The Canadian Small Company Series	49

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2018, the total related amounts paid by the Trust to the CCO were $87 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$94
The Asia Pacific Small Company Series	48
The United Kingdom Small Company Series	61
The Continental Small Company Series	122
The Canadian Small Company Series	29

E. Purchases and Sales of Securities:

For the year ended October 31, 2018, the Series’ transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$976,847	$719,764
The Asia Pacific Small Company Series	510,299	343,622
The United Kingdom Small Company Series	524,714	331,876
The Continental Small Company Series	1,375,712	893,142
The Canadian Small Company Series	322,055	164,166

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2018, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

					Change in	Balance	Shares
	Balance	Purchases	Proceeds	Net Realized	Unrealized	at	as of
	at	at	from	Gain/(Loss)	Appreciation/	October 31,	October 31,	Dividend	Capital Gain
	10/31/16	Cost	Sales	on Sales	Depreciation	2018	2018	Income	Distributions
The Japanese Small Company Series
The DFA Short Term
Investment Fund	$399,385	$1,131,735	$1,312,771	$(137)	$71	$218,283	$18,866	$5,579	$—
Total	$399,385	$1,131,735	$1,312,771	$(137)	$71	$218,283	$18,866	$5,579	$—

The Asia Pacific Small Company
The DFA Short Term
Investment Fund	$257,951	$378,152	$533,816	$(60)	$42	$102,269	$8,839	$3,391	$—
Total	$257,951	$378,152	$533,816	$(60)	$42	$102,269	$8,839	$3,391	$—

The United Kingdom Small Company Series
The DFA Short Term
Investment Fund	$53,700	$426,909	$455,060	$(9)	$—	$25,540	$2,207	$1,181	$—
Total	$53,700	$426,909	$455,060	$(9)	$—	$25,540	$2,207	$1,181	$—

The Continental Small Company Series
The DFA Short Term
Investment Fund	$470,885	$1,938,694	$1,819,911	$(101)	$78	$589,645	$50,963	$10,663	$—
Total	$470,885	$1,938,694	$1,819,911	$(101)	$78	$589,645	$50,963	$10,663	$—

The Canadian Small Company
The DFA Short Term
Investment Fund	$212,919	$889,834	$948,687	$(19)	$(3)	$154,044	$13,314	$3,462	$—
Total	$212,919	$889,834	$948,687	$(19)	$(3)	$154,044	$13,314	$3,462	$—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$3,609,228	$761,853	$(350,049)	$411,804
The Asia Pacific Small Company Series	1,916,994	282,504	(377,519)	(95,015)
The United Kingdom Small Company Series	2,157,527	405,786	(359,527)	46,259
The Continental Small Company Series	5,396,621	1,297,062	(716,970)	580,092
The Canadian Small Company Series	1,577,242	146,420	(425,524)	(279,104)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Forward Currency Contracts: The International Equity Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

The decision to hedge a Series’ currency exposure with respect to a foreign market will be based primarily on the Series’ existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2018, the International Equity Series had no outstanding forward currency contracts.

3. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

Futures
The Asia Pacific Small Company Series	$2,013

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

	Realized Gain (Loss)
	on Derivatives
		Equity
	Total	Contracts(1)
The Asia Pacific Small Company Series	$(134)	$(134	)*
The Continental Small Company Series	161	161	*

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
*	As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018 with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

For the year ended October 31, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	2.36%	$1,921	14	$2	$8,641
The Asia Pacific Small Company Series	2.24%	1,559	16	1	8,338
The United Kingdom Small Company Series	2.17%	2,955	1	—	2,955
The Canadian Small Company Series	2.17%	103	3	—	225

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Series’ available line of credit was utilized.

There we no outstanding borrowings by the Series under the lines of credit as of October 31, 2018.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not utilize the interfund lending program during the year ended October 31, 2018.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

For the year ended October 31, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

			Realized
Portfolio	Purchases	Sales	Gain (Loss)
The Japanese Small Company Series	$93,194	$63,061	$(33,589)
The Asia Pacific Small Company Series	36,855	85,500	(57,769)
The United Kingdom Small Company Series	23,905	20,556	(25,020)
The Continental Small Company Series	67,369	59,514	(31,813)
The Canadian Small Company Series	36,652	8,276	636

J. Securities Lending:

As of October 31, 2018, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Market
Value
The Japanese Small Company Series	$210,816
The Asia Pacific Small Company Series	192,107
The United Kingdom Small Company Series	1,195
The Continental Small Company Series	59,659
The Canadian Small Company Series	59,427

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the Money Market Series), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2018
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$218,282,913	—	—	—	$218,282,913
The Asia Pacific Small Company Series
Common Stocks	102,268,796	—	—	—	102,268,796
The United Kingdom Small Company Series
Common Stocks	25,539,665	—	—	—	25,539,665
The Continental Small Company Series
Common Stocks, Preferred Stocks,
Rights/Warrants	589,645,154	—	—	—	589,645,154
The Canadian Small Company Series
Common Stocks, Rights/Warrants	154,044,207	—	—	—	154,044,207

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series’ financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series’ adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series’ net assets or results of operations.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2018.

Each Board’s Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Disinterested Trustees/Directors
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1983 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	128 portfolios in 4 investment companies	None
Douglas W. Diamond University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since June 2017 DIG-Since June 2017 DFAITC-Since June 2017 DEM-Since June 2017

Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).

				128 portfolios in 4 investment companies	None
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993

Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).

				128 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 2010 DIG-Since 2010 DFAITC-Since 2010 DEM-Since 2010

Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).

				128 portfolios in 4 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Disinterested Trustees/Directors
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	128 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 2000 DIG-Since 2000 DFAITC-Since 2000 DEM-Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	128 portfolios in 4 investment companies

Director (since 2000) and formerly, Lead Director (May 2014 – May 2017), HNI Corporation (formerly known as HON Industries Inc.) (office furniture); Director, Ryder System Inc. (transportation, logistics and supply chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (21 portfolios) (since 2009).

Interested Trustee/Director*

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Interested Trustees/Directors*
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman Director of DFAIDG and DIG Trustee of DFAITC and DEM	DFAIDG-Since 1981 DIG-Since 1992 DFAITC-Since 1992 DEM-Since 1993

Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co- Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018), Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007 to 2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

				128 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

*

The Interested Trustee/Director is described as such because he is deemed to be an “interested person,” as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of
●all the DFA Entities (since 2001)
●DFA Australia Limited (since 2002)
●Dimensional Fund Advisors Ltd. (since 2002)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)

Director, Vice President and Assistant Secretary (since 2003) of
●Dimensional Fund Advisors Canada ULC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer (since 2017) of
●all the DFA entities

Director (since 2017) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors Canada ULC
●Dimensional Japan Ltd.
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Ltd.
●DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for
●Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of
●all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017
Executive Vice President (since 2017) of
●all the DFA entities

Director and Vice President (since 2016) of
●Dimensional Japan Ltd.

President and Director (since 2016) of
●Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of
●DFA Australia Limited

Director (since 2016) of
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Hong Kong Limited

Vice President (since 2016) of
●Dimensional Fund Advisors Pte. Ltd.

Head of Global Institutional Services (since 2014) for
●Dimensional Fund Advisors LP

Formerly, Vice President (2004 – 2017) of
●all the DFA Entities

Formerly, Vice President (2010 – 2016) of
●Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) for
●Dimensional Fund Advisors LP

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004
Vice President and Global Chief Compliance Officer (since 2004) of
●all the DFA Entities
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.

Chief Compliance Officer (since 2006) and Chief Privacy Officer (since 2015) of
●Dimensional Fund Advisors Canada ULC

Chief Compliance Officer of
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Japan Ltd. (since 2017)

Formerly, Vice President and Global Chief Compliance Officer (2010 – 2014) for
●Dimensional SmartNest (US) LLC

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Vice President since 2015 and Chief Financial Officer and Treasurer since 2016
Vice President, Chief Financial Officer, and Treasurer (since 2016) of
●all the DFA Entities
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Ltd.
●Dimensional Hong Kong Limited
●Dimensional Cayman Commodity Fund I Ltd.
●Dimensional Fund Advisors Canada ULC
●Dimensional Fund Advisors Pte. Ltd.
●DFA Australia Limited

Director (since 2016) for
●Dimensional Funds plc
●Dimensional Funds II plc

Formerly, interim Chief Financial Officer and interim Treasurer (2016) of
●all the DFA Entities
●Dimensional Fund Advisors LP
●Dimensional Fund Advisors Ltd.
●DFA Australia Limited
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Hong Kong Limited
●Dimensional Cayman Commodity Fund I Ltd.
●Dimensional Fund Advisors Canada ULC

Formerly, Controller (2015 – 2016) of
●all the DFA Entities
●Dimensional Fund Advisors LP

Formerly, Vice President (2008 – 2015) of
●T. Rowe Price Group, Inc.

Formerly, Director of Investment Treasury and Treasurer (2008 – 2015) of
●the T. Rowe Price Funds

Jeff J. Jeon 1973	Vice President and Assistant Secretary	Vice President since 2004 and Assistant Secretary since 2017	Vice President (since 2004) and Assistant Secretary (since 2017) of ●all the DFA Entities Vice President and Assistant Secretary (since 2010) of ●Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President Since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of ●all the DFA Entities Assistant Treasurer (since 2017) of ●the DFA Fund Complex Formerly, Senior Tax Manager (2013 – 2015) for ●Dimensional Fund Advisors LP

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President (since 2010) of ●all the DFA Entities ●Dimensional Cayman Commodity Fund I Ltd.
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel Since 2001
President (since 2017) of
●the DFA Fund Complex

General Counsel (since 2001) of
●All the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●DFA Securities LLC
●Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.

Vice President and Secretary of
●Dimensional Fund Advisors Canada ULC (since 2003)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd. (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of
●Dimensional Funds plc (since 2002)
●Dimensional Funds II plc (since 2006)
●Director of Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd. (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)

Formerly, Vice President and Secretary (2010 – 2014) of
●Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
●the DFA Fund Complex

Formerly, Vice President of
●Dimensional Fund Advisors LP (1997 – 2017)
●Dimensional Holdings Inc. (2006 – 2017)
●DFA Securities LLC (1997 – 2017)
●Dimensional Investment LLC (2009 – 2017)

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of ●the DFA Fund Complex (since 2013) ●Dimensional Fund Advisors LP (since 2012)
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017
Vice President (since 2010) and Secretary (since 2017) of
●the DFA Fund Complex

Vice President (since 2010) and Assistant Secretary (since 2016) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●Dimensional Investment LLC

Vice President of
●DFA Securities LLC (since 2010)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Canada ULC (since 2016)

Term of Office[1]
and Length of
Name and Year of Birth	Position	Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017
Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
●all the DFA Entities
●Dimensional Fund Advisors Canada ULC

Director, Chief Investment Officer and Vice President (since 2017) of
●DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of
●Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.

Director of
●Dimensional Funds plc (since 2014)
●Dimensional Fund II plc (since 2014)
●Dimensional Holdings Inc. (since 2017)

Formerly, Co-Chief Investment Officer of
●Dimensional Japan Ltd. (2016 – 2017)
●DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
●all the DFA Entities

Formerly, Vice President (2007 – 2017) of
●all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
●Dimensional Fund Advisors Canada ULC

Formerly, Director of
●Dimensional Fund Advisors Pte. Ltd. (2017)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Aerospace & Defense — 2.6%
Aerojet Rocketdyne Holdings, Inc. *	2,418	$85,186
Arconic, Inc.	4,351	73,358
Axon Enterprise, Inc. *	500	21,875
Boeing Co. (The)	16,461	5,308,673
BWX Technologies, Inc.	4,263	162,975
Curtiss-Wright Corp.	1,160	118,459
Esterline Technologies Corp. *	736	89,387
General Dynamics Corp.	10,085	1,585,463
Harris Corp.	4,350	585,728
HEICO Corp.	1,321	102,351
HEICO Corp., Class A	2,393	150,759
HEXCEL Corp.	3,100	177,754
Huntington Ingalls Industries, Inc.	1,972	375,291
L3 Technologies, Inc.	1,426	247,639
Lockheed Martin Corp.	8,353	2,187,150
Moog, Inc., Class A	1,100	85,228
Northrop Grumman Corp.	6,237	1,527,441
Raytheon Co.	8,584	1,316,356
Spirit Aerosystems Holdings, Inc., Class A	5,105	368,019
Teledyne Technologies, Inc. *	800	165,656
Textron, Inc.	4,852	223,144
TransDigm Group, Inc. *	1,620	550,897
United Technologies Corp.	25,907	2,758,577
		18,267,366
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	6,400	538,176
Expeditors International of Washington, Inc.	5,723	389,679
FedEx Corp.	9,639	1,555,060
United Parcel Service, Inc., Class B	31,383	3,060,784
XPO Logistics, Inc. *	3,544	202,150
		5,745,849
Airlines — 0.7%
Alaska Air Group, Inc.	5,364	326,399
American Airlines Group, Inc.	13,952	447,999
Copa Holdings SA, Class A	999	78,631
Delta Air Lines, Inc.	24,961	1,245,554
JetBlue Airways Corp. *	12,225	196,334
Skywest, Inc.	1,469	65,327
Southwest Airlines Co.	22,109	1,027,626
Spirit Airlines, Inc. *	2,600	150,592
United Continental Holdings, Inc. *	12,114	1,014,305
		4,552,767
Auto Components — 0.3%
Aptiv PLC	10,777	663,540
Autoliv, Inc.	2,200	154,506
BorgWarner, Inc.	5,449	189,298
Dorman Products, Inc. *	1,109	99,832
Fox Factory Holding Corp. *	977	57,516
Garrett Motion, Inc. *@	2,834	34,971
Gentex Corp.	10,100	204,121
Goodyear Tire & Rubber Co. (The)	7,653	156,198
Lear Corp.	2,724	334,671
Veoneer, Inc. *	2,200	51,854
		1,946,507
Automobiles — 0.5%
Ford Motor Co.	120,220	919,683
General Motors Co.	48,002	1,605,667
Harley-Davidson, Inc.	6,616	225,738
Tesla, Inc. *@	903	300,518
Thor Industries, Inc.	1,900	98,800
		3,150,406
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A *@	422	101,634
Brown-Forman Corp., Class A	1,902	90,193
Brown-Forman Corp., Class B	13,775	655,415
Coca-Cola Co. (The)	153,690	7,277,222
Constellation Brands, Inc., Class A	3,854	619,800
Keurig Dr Pepper, Inc.	8,222	210,812
Molson Coors Brewing Co., Class B	3,106	174,433
Monster Beverage Corp. *	11,491	565,587
National Beverage Corp. @	500	35,885
PepsiCo, Inc.	63,525	7,018,242
		16,749,223
Biotechnology — 2.8%
AbbVie, Inc.	45,211	4,168,002
Agios Pharmaceuticals, Inc. *@	539	24,853
Alexion Pharmaceuticals, Inc. *	2,636	256,641
Alkermes PLC *	1,579	46,596
Alnylam Pharmaceuticals, Inc. *	647	47,173
Amgen, Inc.	25,582	4,980,048
Biogen, Inc. *	7,680	2,311,065
BioMarin Pharmaceutical, Inc. *	1,433	122,020
Bluebird Bio, Inc. *@	400	39,680
Celgene Corp. *	27,905	1,788,431
Emergent BioSolutions, Inc. *	882	52,285
Exact Sciences Corp. *@	2,356	148,664
Exelixis, Inc. *	10,395	204,470
FibroGen, Inc. *	1,123	51,972
Gilead Sciences, Inc.	48,654	3,043,308
Halozyme Therapeutics, Inc. *	2,304	33,707
Incyte Corp. *	1,173	74,591
Ionis Pharmaceuticals, Inc. *@	1,498	80,982
Ligand Pharmaceuticals, Inc. *@	391	53,059
Myriad Genetics, Inc. *@	2,380	69,187
Neurocrine Biosciences, Inc. *	1,424	101,688
OPKO Health, Inc. *@	1,793	5,397
Regeneron Pharmaceuticals, Inc. *	2,358	880,713
REGENXBIO, Inc. *	541	22,695
Sage Therapeutics, Inc. *@	386	36,975
Sarepta Therapeutics, Inc. *@	770	84,030
Seattle Genetics, Inc. *@	1,165	66,009
Ultragenyx Pharmaceutical, Inc. *@	352	15,305
United Therapeutics Corp. *	1,397	152,133
Vertex Pharmaceuticals, Inc. *	2,756	456,697
		19,418,376
Building Products — 0.3%
A.O. Smith Corp.	3,947	168,537
Allegion PLC	4,161	331,673
Armstrong World Industries, Inc.	1,690	98,375
Fortune Brands Home & Security, Inc.	4,718	179,237
Johnson Controls International PLC	17,991	533,433
Lennox International, Inc.	1,236	270,511
Masco Corp.	8,930	261,113
Owens Corning	3,497	153,798
Resideo Technologies, Inc. *	4,723	97,058
Simpson Manufacturing Co., Inc.	1,080	58,460
Trex Co., Inc. *	2,000	118,720
USG Corp.	2,828	120,643
		2,391,558
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	1,196	116,538
Ameriprise Financial, Inc.	4,953	516,944

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Ares Management Corp., Class A @	2,300	$40,894
Bank of New York Mellon Corp. (The)	12,609	593,506
BGC Partners, Inc., Class A	8,437	43,619
BlackRock, Inc.	1,812	711,790
CBOE Holdings, Inc.	2,123	207,693
Charles Schwab Corp. (The)	24,349	1,011,214
CME Group, Inc.	3,901	733,856
E*Trade Financial Corp.	5,476	240,287
Eaton Vance Corp.	4,868	171,256
Evercore, Inc., Class A	1,680	120,221
FactSet Research Systems, Inc.	1,698	339,821
Federated Investors, Inc., Class B	3,536	93,881
Franklin Resources, Inc.	4,676	138,690
Goldman Sachs Group, Inc. (The)	7,722	1,289,960
Houlihan Lokey, Inc.	1,466	53,949
Interactive Brokers Group, Inc., Class A	2,779	151,872
Intercontinental Exchange, Inc.	7,597	572,282
Invesco Ltd.	9,419	157,674
Janus Henderson Group PLC	3,343	69,267
Lazard Ltd., Class A	1,209	44,624
Legg Mason, Inc.	1,900	48,469
LPL Financial Holdings, Inc.	2,967	181,224
MarketAxess Holdings, Inc.	1,300	274,703
Moelis & Co., Class A	1,315	45,210
Moody's Corp.	5,070	710,003
Morgan Stanley	23,701	939,745
Morningstar, Inc.	700	76,888
MSCI, Inc., Class A	3,889	573,355
Nasdaq, Inc.	2,219	181,004
Northern Trust Corp.	4,208	351,747
Raymond James Financial, Inc.	2,130	158,493
S&P Global, Inc.	11,733	1,993,906
SEI Investments Co.	4,110	189,882
State Street Corp.	4,828	304,502
Stifel Financial Corp.	1,686	69,834
T. Rowe Price Group, Inc.	8,456	780,658
TD Ameritrade Holding Corp.	4,481	219,390
		14,518,851
Chemicals — 1.9%
Air Products & Chemicals, Inc.	3,849	616,032
Albemarle Corp. @	1,733	133,562
Ashland Global Holdings, Inc.	1,329	94,306
Axalta Coating Systems Ltd. *	6,803	159,326
Balchem Corp.	893	69,966
Cabot Corp.	1,800	77,292
Celanese Corp., Series A	4,185	376,524
CF Industries Holdings, Inc.	5,666	246,528
Chemours Co. (The)	6,313	178,153
DowDuPont, Inc.	31,828	1,702,161
Eastman Chemical Co.	4,916	359,409
Ecolab, Inc.	8,305	1,223,742
FMC Corp.	2,554	188,894
H.B. Fuller Co.	1,077	45,956
Huntsman Corp.	8,447	162,943
Ingevity Corp. *	1,630	136,415
International Flavors & Fragrances, Inc.	1,995	267,869
Linde PLC	14,061	2,194,078
LyondellBasell Industries NV, Class A	12,485	1,038,253
Mosaic Co. (The)	4,472	130,627
NewMarket Corp.	462	190,386
Olin Corp.	3,768	75,774
Platform Specialty Products Corp. *	3,480	35,948
PolyOne Corp.	2,800	80,080
PPG Industries, Inc.	10,110	1,033,545
Quaker Chemical Corp.	100	17,771
RPM International, Inc.	4,528	266,156
Scotts Miracle-Gro Co. (The) @	2,064	126,853
Sensient Technologies Corp.	1,000	55,850
Sherwin Williams Co. (The)	3,387	1,332,649
Trinseo SA	1,265	57,912
Valvoline, Inc.	6,562	126,975
W.R. Grace & Co.	2,716	176,296
Westlake Chemical Corp.	1,143	75,632
		13,053,863
Commercial Banks — 3.7%
Associated Banc-Corp.	2,802	55,452
BancorpSouth Bank	2,260	59,076
Bank of America Corp.	126,833	3,125,165
Bank of Hawaii Corp.	1,300	87,516
Bank OZK	3,146	71,823
BankUnited, Inc.	2,500	74,850
BB&T Corp.	10,169	440,521
BOK Financial Corp.	536	39,305
Cathay General Bancorp	2,395	80,304
CenterState Bank Corp.	2,400	50,496
Chemical Financial Corp.	1,945	71,206
CIT Group, Inc.	2,584	98,890
Citigroup, Inc.	33,671	1,752,912
Citizens Financial Group, Inc.	5,613	166,875
Columbia Banking System, Inc.	2,122	77,007
Comerica, Inc.	2,162	148,508
Commerce Bancshares, Inc.	2,662	150,057
Community Bank System, Inc.	1,414	82,436
Cullen/Frost Bankers, Inc.	998	87,764
CVB Financial Corp.	2,712	54,864
East West Bancorp, Inc.	3,283	142,909
FCB Financial Holdings, Inc., Class A *	1,301	43,688
Fifth Third Bancorp	15,975	375,892
First Citizens Bancshares, Inc., Class A	212	79,935
First Financial Bancorp	3,382	80,221
First Financial Bankshares, Inc. @	1,547	89,246
First Hawaiian, Inc.	2,089	47,023
First Horizon National Corp.	6,040	79,486
First Interstate Bancsystem, Inc.	976	35,683
First Midwest Bancorp, Inc.	3,292	65,215
First Republic Bank	1,836	159,548
FNB Corp.	10,015	98,548
Fulton Financial Corp.	5,467	84,629
Glacier Bancorp, Inc.	1,416	56,102
Hancock Whiteny Corp.	2,048	70,963
Hilltop Holdings, Inc.	2,327	41,490
Home Bancshares, Inc.	2,811	45,932
Huntington Bancshares, Inc.	17,719	211,210
Iberiabank Corp.	966	62,094
Independent Bank Corp.	523	36,772
International Bancshares Corp.	1,350	46,440
Investors Bancorp, Inc.	5,282	54,933
JPMorgan Chase & Co.	72,295	7,057,438
KeyCorp	17,893	264,459
M&T Bank Corp.	2,341	335,067

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
MB Financial, Inc.	1,600	$63,408
Old National Bancorp	2,800	43,120
PacWest Bancorp	2,694	89,656
People's United Financial, Inc.	6,502	93,824
Pinnacle Financial Partners, Inc.	1,595	73,530
PNC Financial Services Group, Inc. (The)	6,098	712,917
Popular, Inc.	2,182	103,034
Prosperity Bancshares, Inc. @	1,226	76,380
Regions Financial Corp.	18,937	253,377
Signature Bank	645	66,312
Simmons First National Corp., Class A	1,200	28,956
South State Corp.	799	47,900
Sterling Bancorp	4,073	67,245
SunTrust Banks, Inc.	8,072	407,152
SVB Financial Group *	1,071	203,404
Synovus Financial Corp.	3,089	98,817
TCF Financial Corp.	4,700	91,603
Texas Capital Bancshares, Inc. *	1,332	68,052
UMB Financial Corp.	900	54,873
Umpqua Holdings Corp.	4,700	74,730
Union Bankshares Corp.	723	20,410
United Bankshares, Inc. @	2,162	67,260
US Bancorp	32,040	1,464,228
Valley National Bancorp	5,707	50,678
Webster Financial Corp.	1,771	87,293
Wells Fargo & Co.	92,745	4,273,690
WesBanco, Inc.	1,252	45,936
Western Alliance Bancorp *	2,242	88,537
Wintrust Financial Corp.	1,701	113,100
Zions Bancorp	4,331	176,445
		25,545,817
Commercial Services & Supplies — 0.6%
Brink's Co. (The)	1,830	118,310
Cimpress NV *	1,180	122,036
Cintas Corp.	3,174	533,200
Clean Harbors, Inc. *	1,735	85,622
Copart, Inc. *	8,342	398,581
Deluxe Corp.	600	23,064
Healthcare Services Group, Inc. @	2,553	102,580
KAR Auction Services, Inc.	5,425	258,881
MSA Safety, Inc.	764	72,022
Republic Services, Inc.	7,222	520,634
Rollins, Inc.	6,331	228,549
Stericycle, Inc. *	1,544	56,649
Tetra Tech, Inc.	1,092	56,533
UniFirst Corp.	477	68,244
Waste Management, Inc.	20,670	1,839,423
		4,484,328
Communications Equipment — 1.1%
Arista Networks, Inc. *	1,315	277,071
ARRIS International PLC *	5,691	173,974
Ciena Corp. *	2,569	87,115
Cisco Systems, Inc.	130,810	5,667,997
CommScope Holding Co., Inc. *	7,058	115,681
EchoStar Corp., Class A *	1,040	38,189
F5 Networks, Inc. *	2,445	396,163
InterDigital, Inc.	1,372	91,142
Juniper Networks, Inc.	4,904	131,967
Lumentum Holdings, Inc. *@	1,528	64,191
Motorola Solutions, Inc.	4,755	547,015
Ubiquiti Networks, Inc.	932	92,650
Viasat, Inc. *@	1,131	66,672
Viavi Solutions, Inc. *	5,100	51,255
		7,801,082
Computers & Peripherals — 3.8%
Apple, Inc.	148,687	23,453,887
Dell Technologies, Inc., Class C *	3,965	193,777
Hewlett Packard Enterprise Co.	16,595	219,220
HP, Inc.	47,958	981,221
NCR Corp. *@	4,927	113,715
NetApp, Inc.	7,606	453,850
Pure Storage, Inc., Class A *	1,065	17,125
Seagate Technology PLC	14,030	541,418
Western Digital Corp.	5,725	211,653
Xerox Corp.	4,155	82,103
		26,267,969
Construction & Engineering — 0.1%
AECOM *	2,700	71,550
EMCOR Group, Inc.	1,700	101,473
Fluor Corp.	2,483	79,953
Jacobs Engineering Group, Inc.	1,857	108,560
KBR, Inc.	2,987	45,343
MasTec, Inc. *@	2,200	89,232
Quanta Services, Inc.	3,524	106,072
Valmont Industries, Inc.	432	47,930
		650,113
Construction Materials — 0.1%
Eagle Materials, Inc.	1,080	65,912
Martin Marietta Materials, Inc.	1,092	187,682
Vulcan Materials Co.	2,310	228,228
		481,822
Consumer Finance — 0.8%
Ally Financial, Inc.	12,704	287,873
American Express Co.	27,340	2,606,049
Capital One Financial Corp.	9,741	736,322
Credit Acceptance Corp. *	384	146,596
Discover Financial Services	13,557	799,592
FirstCash, Inc.	1,400	101,290
Green Dot Corp., Class A *	1,372	109,101
Navient Corp.	7,353	64,780
Nelnet, Inc., Class A	156	8,165
OneMain Holdings, Inc. *	2,157	52,394
Santander Consumer USA Holdings, Inc.	3,992	70,219
SLM Corp. *	12,396	103,011
Synchrony Financial	19,251	451,628
		5,537,020
Containers & Packaging — 0.5%
AptarGroup, Inc.	2,021	190,115
Avery Dennison Corp.	4,184	375,849
Ball Corp.	7,723	355,104
Bemis Co., Inc.	2,365	108,553
Berry Plastics Group, Inc. *	4,752	225,863
Crown Holdings, Inc. *	6,068	252,247
Graphic Packaging Holding Co. @	13,226	140,725
Greif, Inc., Class A	1,000	37,110
International Paper Co.	12,268	495,136
Owens-Illinois, Inc. *	4,200	72,408
Packaging Corp. of America	4,365	364,303
Sealed Air Corp.	5,167	180,018
Silgan Holdings, Inc.	3,936	92,968
Sonoco Products Co.	3,106	165,022
WestRock Co.	2,625	99,120
		3,154,541

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distributors — 0.1%
Genuine Parts Co.	4,651	$446,589
LKQ Corp. *	7,445	176,670
Pool Corp.	1,885	280,205
		903,464
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc. *	1,600	75,712
Bright Horizons Family Solutions, Inc. *	1,729	192,697
Chegg, Inc. *	1,910	54,282
Graham Holdings Co., Class B	100	64,058
Grand Canyon Education, Inc. *	1,784	171,514
H&R Block, Inc.	6,927	175,738
Service Corp. International	7,625	306,982
ServiceMaster Global Holdings, Inc. *	6,209	228,119
Weight Watchers International, Inc. *	1,001	38,589
		1,307,691
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B *	25,462	5,198,831
Jefferies Financial Group, Inc.	5,172	89,786
Voya Financial, Inc.	2,076	83,331
		5,371,948
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	205,857	5,875,159
CenturyLink, Inc.	20,926	317,029
Cogent Communications Holdings, Inc.	1,228	55,518
Intelsat SA *	1,988	42,523
Iridium Communications, Inc. *@	3,043	56,143
Verizon Communications, Inc.	193,995	10,906,399
Vonage Holdings Corp. *	4,909	42,856
Zayo Group Holdings, Inc. *	7,662	175,000
		17,470,627
Electric Utilities — 1.8%
Allete, Inc.	1,553	118,370
Alliant Energy Corp.	6,292	265,837
American Electric Power Co., Inc.	11,742	877,597
Avangrid, Inc.	1,433	71,779
Duke Energy Corp.	16,530	1,426,539
Edison International	8,634	490,152
El Paso Electric Co.	1,200	60,156
Entergy Corp.	4,510	388,176
Evergy, Inc.	8,109	460,348
Eversource Energy	7,665	498,532
Exelon Corp.	29,315	1,322,106
FirstEnergy Corp.	12,570	472,003
Hawaiian Electric Industries, Inc.	3,245	118,832
IDACORP, Inc.	1,546	143,871
MGE Energy, Inc.	500	29,980
NextEra Energy, Inc.	13,612	2,366,038
OGE Energy Corp.	5,722	224,245
PG&E Corp. *	12,422	295,022
Pinnacle West Capital Corp.	3,190	271,788
PNM Resources, Inc.	2,600	106,834
Portland General Electric Co.	2,100	96,285
PPL Corp.	19,020	538,837
Southern Co. (The)	25,224	1,107,838
Xcel Energy, Inc.	15,130	745,455
		12,496,620
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	114,950
AMETEK, Inc.	5,356	362,601
Eaton Corp. PLC	8,482	582,374
Emerson Electric Co.	19,728	1,178,748
EnerSys	1,200	93,132
Generac Holdings, Inc. *	2,200	109,340
GrafTech International Ltd.	2,123	24,287
Hubbell, Inc.	1,588	157,752
nVent Electric PLC	3,472	77,981
Regal Beloit Corp.	967	67,739
Rockwell Automation, Inc.	5,133	772,414
Sensata Technologies Holding PLC *	5,617	251,866
		3,793,184
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	11,806	956,522
Arrow Electronics, Inc. *	2,385	164,446
Avnet, Inc.	2,380	85,918
CDW Corp.	6,754	547,412
Cognex Corp.	4,589	177,457
Coherent, Inc. *	580	61,312
Corning, Inc.	16,652	503,057
Dolby Laboratories, Inc., Class A	1,582	97,831
Flex Ltd. *	17,583	133,807
FLIR Systems, Inc.	3,073	133,798
II-VI, Inc. *	908	29,474
IPG Photonics Corp. *	990	112,157
Jabil, Inc.	5,400	133,866
Keysight Technologies, Inc. *	3,985	247,389
Littelfuse, Inc.	580	99,458
National Instruments Corp.	1,675	76,011
Novanta, Inc. *	1,061	66,843
SYNNEX Corp.	1,139	92,077
TE Connectivity Ltd.	11,219	848,493
Tech Data Corp. *	763	62,421
Trimble, Inc. *	4,818	158,560
Vishay Intertechnology, Inc.	4,130	74,381
Zebra Technologies Corp., Class A *	2,214	352,535
		5,215,225
Energy Equipment & Services — 0.3%
Apergy Corp. *	2,188	59,251
Baker Hughes a GE Co.	6,648	142,932
Cactus, Inc., Class A *	586	16,062
Core Laboratories NV	2,191	130,715
Halliburton Co.	9,600	255,168
Helmerich & Payne, Inc.	2,251	107,913
National Oilwell Varco, Inc.	4,552	116,987
Patterson-UTI Energy, Inc.	4,300	44,505
Rowan Cos. PLC, Class A *@	2,528	21,210
RPC, Inc. @	1,205	11,893
Schlumberger Ltd.	19,800	714,384
TechnipFMC PLC	5,163	101,092
Transocean Ltd. *@	8,229	57,109
		1,779,221
Entertainment — 1.9%
Activision Blizzard, Inc.	16,919	787,918
Cinemark Holdings, Inc.	4,417	158,129
Electronic Arts, Inc. *	8,776	692,514
Liberty Media Corp-Liberty Formula One, Class A *@	315	9,362
Liberty Media Corp-Liberty Formula One, Class C *@	294	9,026
Lions Gate Entertainment Corp., Class A	632	10,175
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Entertainment (Continued)
Lions Gate Entertainment Corp., Class B	3,665	$54,535
Live Nation Entertainment, Inc. *	4,850	238,863
Madison Square Garden Co. (The), Class A *	447	119,662
Netflix, Inc. *	9,428	2,523,498
Take-Two Interactive Software, Inc. *	2,296	236,350
Twenty-First Century Fox, Inc., Class A	41,745	2,008,769
Twenty-First Century Fox, Inc., Class B	17,373	830,082
Viacom, Inc., Class A	294	8,176
Viacom, Inc., Class B	9,454	242,968
Walt Disney Co. (The)	45,225	4,958,921
World Wrestling Entertainment, Inc., Class A	1,295	96,762
Zynga, Inc., Class A *	18,104	71,149
		13,056,859
Food & Staples Retailing — 1.8%
Casey's General Stores, Inc.	1,341	171,836
Costco Wholesale Corp.	16,476	3,356,326
Kroger Co. (The)	38,913	1,070,107
Performance Food Group Co. *	2,733	88,194
Sprouts Farmers Market, Inc. *	2,993	70,365
Sysco Corp.	21,676	1,358,218
US Foods Holding Corp. *	5,611	177,532
Walgreens Boots Alliance, Inc.	15,599	1,065,880
Walmart, Inc.	54,534	5,079,842
		12,438,300
Food Products — 1.0%
Archer-Daniels-Midland Co.	7,738	317,026
Bunge Ltd.	1,782	95,230
Cal-Maine Foods, Inc.	1,063	44,965
Campbell Soup Co. @	8,657	285,594
Conagra Brands, Inc.	10,117	216,099
Darling Ingredients, Inc. *	5,610	107,936
Flowers Foods, Inc.	5,407	99,867
General Mills, Inc.	19,376	754,501
Hain Celestial Group, Inc. (The) *	100	1,586
Hershey Co. (The)	6,749	723,358
Hormel Foods Corp. @	9,190	392,229
Ingredion, Inc.	2,464	225,210
J&J Snack Foods Corp.	457	66,078
J.M. Smucker Co. (The)	2,349	219,608
Kellogg Co.	11,146	635,434
Kraft Heinz Co. (The)	7,695	331,193
Lamb Weston Holdings, Inc.	4,692	345,144
Lancaster Colony Corp.	722	127,693
McCormick & Co., Inc.	3,658	509,340
Mondelez International, Inc., Class A	18,311	732,989
Pilgrim's Pride Corp. *	1,700	26,367
Post Holdings, Inc. *	1,937	172,645
Sanderson Farms, Inc.	839	83,304
TreeHouse Foods, Inc. *	916	46,450
Tyson Foods, Inc., Class A	8,773	468,478
		7,028,324
Gas Utilities — 0.2%
Atmos Energy Corp.	2,360	218,819
National Fuel Gas Co. @	2,513	128,615
New Jersey Resources Corp.	2,300	105,041
ONE Gas, Inc.	953	75,859
South Jersey Industries, Inc. @	1,600	44,480
Southwest Gas Corp.	1,343	102,740
Spire, Inc.	1,631	120,824
UGI Corp.	5,299	282,702
		1,079,080
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	24,638	1,782,067
ABIOMED, Inc. *	957	311,063
Align Technology, Inc. *	2,300	481,689
Avanos Medical, Inc. *	1,856	83,130
Baxter International, Inc.	9,285	611,139
Becton Dickinson & Co.	3,268	736,346
Boston Scientific Corp. *	29,724	1,050,446
Cantel Medical Corp.	1,074	79,959
Cooper Companies, Inc. (The)	939	238,975
Danaher Corp.	5,986	617,276
Dentsply Sirona, Inc.	2,313	86,067
DexCom, Inc. *	1,183	141,723
Edwards Lifesciences Corp. *	6,374	976,306
Globus Medical, Inc., Class A *	1,500	64,920
Haemonetics Corp. *	1,000	100,050
Hill-Rom Holdings, Inc.	1,695	150,092
Hologic, Inc. *	9,185	377,503
ICU Medical, Inc. *	148	33,985
Idexx Laboratories, Inc. *	2,754	512,299
Inogen, Inc. *	301	37,375
Insulet Corp. *@	901	71,467
Integer Holdings Corp. *	694	52,924
Integra LifeSciences Holdings Corp. *	1,168	52,677
Intuitive Surgical, Inc. *	2,428	1,162,818
LivaNova PLC *	1,115	101,989
Masimo Corp. *	1,500	161,055
Medtronic PLC	17,759	1,615,359
Merit Medical Systems, Inc. *	1,133	63,233
Neogen Corp. *	417	23,769
NuVasive, Inc. *	1,369	67,848
Penumbra, Inc. *@	89	10,876
Quidel Corp. *	389	18,991
ResMed, Inc.	4,096	466,412
STERIS PLC	1,118	119,458
Stryker Corp.	9,773	1,531,918
Teleflex, Inc.	764	197,479
Varian Medical Systems, Inc. *	2,725	308,770
West Pharmaceutical Services, Inc.	1,511	148,123
Wright Medical Group NV *	1,712	46,601
Zimmer Biomet Holdings, Inc.	2,095	217,293
		14,911,470
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc. *@	2,540	65,303
Amedisys, Inc. *	980	114,768
AmerisourceBergen Corp.	6,392	475,565
AMN Healthcare Services, Inc. *	2,000	113,320
Anthem, Inc.	5,574	1,463,900
BioTelemetry, Inc. *	724	43,237
Cardinal Health, Inc.	10,263	457,730
Centene Corp. *	3,639	419,577
Chemed Corp.	623	176,483
Cigna Corp.	13,122	2,492,130
CVS Health Corp.	31,695	2,076,656
DaVita, Inc. *	3,579	184,175
Encompass Health Corp.	3,958	244,209
Ensign Group, Inc. (The)	500	19,395
HCA Holdings, Inc.	9,284	1,155,394
HealthEquity, Inc. *	1,189	70,924
Henry Schein, Inc. *	4,568	358,679
Humana, Inc.	4,311	1,235,015
Laboratory Corp. of America Holdings *	2,158	272,685

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
LHC Group, Inc. *	200	$18,776
McKesson Corp.	6,526	720,927
MEDNAX, Inc. *	2,300	75,900
Molina Healthcare, Inc. *	939	109,131
Patterson Cos., Inc. @	2,215	43,547
Premier, Inc., Class A *	1,155	43,139
Quest Diagnostics, Inc.	3,540	294,776
Select Medical Holdings Corp. *	2,804	43,041
Tenet Healthcare Corp. *	1,820	31,195
UnitedHealth Group, Inc.	28,864	7,190,600
Universal Health Services, Inc., Class B	2,755	321,123
WellCare Health Plans, Inc. *	936	220,980
		20,552,280
Health Care Technology — 0.1%
athenahealth, Inc. *	1,077	142,089
Cerner Corp. *	9,214	483,182
Evolent Health, Inc., Class A *	1,913	38,164
HMS Holdings Corp. *	1,220	34,319
Medidata Solutions, Inc. *	618	41,665
Omnicell, Inc. *	700	42,868
Teladoc Health, Inc. *@	659	32,667
Veeva Systems, Inc., Class A *	1,900	169,708
		984,662
Hotels, Restaurants & Leisure — 2.3%
Aramark	9,125	264,351
Carnival Corp.	8,022	395,485
Cheesecake Factory, Inc. (The)	1,877	81,668
Chipotle Mexican Grill, Inc. *	475	205,100
Choice Hotels International, Inc.	1,000	71,580
Churchill Downs, Inc.	150	36,591
Cracker Barrel Old Country Store, Inc. @	1,060	169,452
Darden Restaurants, Inc.	3,965	395,945
Dave & Buster's Entertainment, Inc.	100	4,456
Domino's Pizza, Inc.	1,295	321,147
Dunkin' Brands Group, Inc.	2,994	191,975
Eldorado Resorts, Inc. *@	1,074	38,890
Extended Stay America, Inc.	4,450	68,975
Hilton Grand Vacations, Inc. *	3,233	85,319
Hilton Worldwide Holdings, Inc.	8,738	627,388
Hyatt Hotels Corp., Class A	420	28,392
International Game Technology PLC @	1,437	21,023
Jack in the Box, Inc.	752	58,378
Las Vegas Sands Corp.	15,505	807,035
Marriott International, Inc., Class A	11,320	1,228,899
Marriott Vacations Worldwide Corp.	1,225	86,375
McDonald's Corp.	23,524	4,177,157
MGM Resorts International	9,774	237,117
Norwegian Cruise Line Holdings Ltd. *	4,996	211,780
Penn National Gaming, Inc. *	1,552	29,224
Planet Fitness, Inc. Class A *	2,043	109,546
Red Rock Resorts, Inc., Class A	2,662	54,065
Royal Caribbean Cruises Ltd.	3,090	302,171
SeaWorld Entertainment, Inc. *	965	21,317
Six Flags Entertainment Corp. @	2,452	136,405
Starbucks Corp.	56,582	3,643,881
Texas Roadhouse, Inc.	1,857	110,863
Vail Resorts, Inc.	1,332	280,812
Wendy's Co. (The)	7,777	121,399
Wyndham Hotels & Resorts, Inc.	3,674	166,689
Wyndham Worldwide Corp.	4,574	163,932
Wynn Resorts Ltd.	2,638	260,925
Yum! Brands, Inc.	9,738	895,117
		16,110,824
Household Durables — 0.3%
DR Horton, Inc.	7,540	261,336
Garmin Ltd.	2,389	151,272
Helen of Troy Ltd. *	818	107,305
Leggett & Platt, Inc.	4,900	175,616
Lennar Corp., Class A	3,817	149,436
Lennar Corp.,B Shares	72	2,256
Meritage Homes Corp. *	900	33,048
Mohawk Industries, Inc. *	1,266	148,071
Newell Brands, Inc. @	3,579	66,534
NVR, Inc. *	159	387,481
PulteGroup, Inc.	5,849	152,016
Tempur Sealy International, Inc. *@	1,941	80,357
Toll Brothers, Inc.	2,101	69,186
Whirlpool Corp.	2,346	250,717
		2,034,631
Household Products — 1.7%
Church & Dwight Co., Inc.	7,943	522,332
Clorox Co. (The)	5,655	871,662
Colgate-Palmolive Co.	24,981	1,486,869
Energizer Holdings, Inc.	2,587	116,803
Kimberly-Clark Corp.	12,102	1,378,902
Procter & Gamble Co. (The)	77,190	7,095,305
Spectrum Brands Holdings, Inc.	1,392	58,812
WD-40 Co. @	286	52,412
		11,583,097
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	337,598
Clearway Energy, Inc., Class A	475	8,037
Clearway Energy, Inc., Class C	2,875	49,594
NRG Energy, Inc.	11,937	472,705
Ormat Technologies, Inc.	441	23,064
Vistra Energy Corp. *	4,752	108,773
		999,771
Industrial Conglomerates — 1.4%
3M Co.	26,230	4,997,864
Carlisle Cos., Inc.	1,544	155,203
General Electric Co.	67,162	508,416
Honeywell International, Inc.	28,340	3,744,281
Roper Technologies, Inc.	1,844	491,463
		9,897,227
Insurance — 1.8%
Aflac, Inc.	16,518	752,560
Alleghany Corp.	225	140,247
Allstate Corp. (The)	6,782	560,397
American Equity Investment Life Holding Co.	2,360	65,938
American Financial Group, Inc.	1,190	107,731
American International Group, Inc.	8,541	336,601
American National Insurance Co.	117	14,887
Aon PLC	7,576	1,101,247
Arch Capital Group Ltd. *	3,648	97,475
Arthur J. Gallagher & Co.	3,802	280,207
Aspen Insurance Holdings Ltd.	1,350	56,687
Assurant, Inc.	1,143	102,230
Assured Guaranty Ltd.	2,536	97,078

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Athene Holding Ltd., Class A *	2,509	$99,933
Axis Capital Holdings Ltd.	1,600	82,624
Brighthouse Financial, Inc. *	1,815	55,321
Brown & Brown, Inc.	5,611	154,639
Chubb Ltd.	5,166	667,344
Cincinnati Financial Corp.	1,256	97,240
CNO Financial Group, Inc.	5,300	78,864
Enstar Group Ltd. *	300	50,271
Erie Indemnity Co., Class A	830	110,647
Everest Re Group Ltd.	556	121,075
Fidelity National Financial, Inc.	3,562	111,989
First American Financial Corp.	2,790	124,546
Genworth Financial, Inc., Class A *	12,668	59,033
Hanover Insurance Group, Inc. (The)	1,146	133,818
Hartford Financial Services Group, Inc.	8,847	393,249
Kemper Corp.	1,200	79,656
Lincoln National Corp.	1,140	58,493
Loews Corp.	3,240	147,485
Markel Corp. *	100	103,805
Marsh & McLennan Cos., Inc.	19,043	1,518,679
MBIA, Inc. *	3,900	34,788
Mercury General Corp.	800	41,368
MetLife, Inc.	10,921	448,416
National General Holdings Corp.	1,173	28,398
Old Republic International Corp.	4,650	95,651
Primerica, Inc.	1,400	136,794
Principal Financial Group, Inc.	6,204	274,031
ProAssurance Corp.	1,193	48,388
Progressive Corp. (The)	14,182	855,600
Prudential Financial, Inc.	5,458	445,100
Reinsurance Group of America, Inc.	777	108,959
RenaissanceRe Holdings Ltd.	883	118,057
RLI Corp.	1,000	68,990
Selective Insurance Group, Inc.	1,695	103,293
Torchmark Corp.	1,112	82,877
Travelers Companies, Inc. (The)	8,738	1,046,376
Unum Group	2,795	82,117
White Mountains Insurance Group Ltd.	84	72,046
Willis Towers Watson PLC	1,133	172,057
WR Berkley Corp.	2,350	173,689
		12,398,991
Interactive Media & Services — 3.3%
Alphabet, Inc., Class A *	5,977	6,245,726
Alphabet, Inc., Class C *	6,240	6,462,206
Facebook, Inc., Class A *	72,531	9,508,089
IAC/InterActiveCorp *	1,298	237,586
Match Group, Inc. @	1,404	60,049
Snap, Inc., Class A *@	3,870	21,324
TripAdvisor, Inc. *	2,215	119,477
Twitter, Inc. *	8,301	238,571
Yelp, Inc. *	1,443	50,491
Zillow Group, Inc., Class A *@	436	13,703
Zillow Group, Inc., Class C *@	1,985	62,686
		23,019,908
Internet & Catalog Retail — 4.2%
Amazon.com, Inc. *	16,694	25,073,887
Booking Holdings, Inc. *	1,550	2,669,751
eBay, Inc. *	29,427	826,016
Etsy, Inc. *	1,722	81,916
Expedia Group, Inc.	2,480	279,372
GrubHub, Inc. *@	1,212	93,094
Liberty Expedia Holdings, Inc., Class A *	1,430	55,927
Qurate Retail, Inc. *	13,550	264,496
Stamps.com, Inc. *	493	76,731
Wayfair, Inc., Class A *@	1,168	105,213
		29,526,403
IT Services — 5.9%
Accenture PLC, Class A	28,710	4,048,397
Akamai Technologies, Inc. *	3,829	233,875
Alliance Data Systems Corp.	2,466	370,097
Amdocs Ltd.	2,698	158,049
Automatic Data Processing, Inc.	20,025	2,625,678
Black Knight, Inc. *	3,517	158,476
Booz Allen Hamilton Holding Corp.	6,462	291,242
Broadridge Financial Solutions, Inc.	5,758	554,207
CACI International, Inc., Class A *	756	108,887
Cognizant Technology Solutions Corp., Class A	17,266	1,096,046
Conduent, Inc. *	4,206	44,710
CoreLogic, Inc. *	2,907	97,152
DXC Technology Co.	6,204	329,867
EPAM Systems, Inc. *	1,205	139,792
Euronet Worldwide, Inc. *	1,435	146,915
Fidelity National Information Services, Inc.	6,600	676,830
First Data Corp., Class A *	7,160	121,076
Fiserv, Inc. *	18,800	1,381,612
FleetCor Technologies, Inc. *	2,630	488,444
Gartner, Inc., Class A *	2,233	285,467
Genpact Ltd.	4,492	121,239
Global Payments, Inc.	3,138	323,622
GoDaddy, Inc., Class A *	4,882	320,357
International Business Machines Corp.	40,357	4,587,380
Jack Henry & Associates, Inc.	3,100	392,212
Leidos Holdings, Inc.	2,174	114,613
Mantech International Corp., Class A	400	20,918
MasterCard, Inc., Class A	41,347	7,800,112
MAXIMUS, Inc.	2,204	143,458
Okta, Inc. *	1,243	79,303
Paychex, Inc.	13,296	866,234
PayPal Holdings, Inc. *	24,305	2,043,807
Perspecta, Inc.	2,110	36,334
Sabre Corp.	8,718	188,657
Science Applications International Corp.	1,571	100,073
Square, Inc., Class A *	3,167	177,637
Total System Services, Inc.	5,935	482,456
Twilio, Inc., Class A *@	609	54,384
VeriSign, Inc. *	2,830	419,661
Visa, Inc., Class A	65,976	8,704,873
Western Union Co. (The)	14,812	252,693
WEX, Inc. *	1,026	143,702
Worldpay, Inc. *	3,720	284,320
		41,014,864
Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,766	128,481
Hasbro, Inc.	4,346	353,112
Mattel, Inc. *@	6,202	61,958
Polaris Industries, Inc.	2,893	221,835
		765,386
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	6,058	408,673
Bio-Rad Laboratories, Inc., Class A *	548	127,257
Bio-Techne Corp.	800	115,776
Bruker Corp.	3,952	117,651
Charles River Laboratories International, Inc. *	1,850	209,383
Illumina, Inc. *	3,086	925,584

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
IQVIA Holdings, Inc. *	3,002	$348,742
Mettler-Toledo International, Inc. *	1,116	631,187
PerkinElmer, Inc.	1,576	123,795
PRA Health Sciences, Inc. *	1,513	139,135
Syneos Health, Inc. *	927	36,477
Thermo Fisher Scientific, Inc.	8,195	1,833,959
Waters Corp. *	2,267	427,670
		5,445,289
Machinery — 2.1%
AGCO Corp.	1,297	72,204
Albany International Corp., Class A	577	36,022
Allison Transmission Holdings, Inc.	6,306	276,896
Barnes Group, Inc.	1,200	64,344
Caterpillar, Inc.	22,217	2,823,114
Colfax Corp. *	1,602	33,482
Crane Co.	1,115	80,481
Cummins, Inc.	4,895	654,168
Deere & Co.	11,959	1,783,924
Donaldson Co., Inc.	5,304	230,141
Dover Corp.	4,377	310,548
Flowserve Corp.	2,584	98,244
Fortive Corp.	6,840	462,794
Gardner Denver Holdings, Inc. *	600	12,270
Graco, Inc.	8,169	341,873
Hillenbrand, Inc.	1,890	71,688
IDEX Corp.	2,054	259,338
Illinois Tool Works, Inc.	14,068	1,782,275
Ingersoll-Rand PLC	7,939	724,275
ITT, Inc.	2,957	142,734
John Bean Technologies Corp.	1,192	85,598
Kennametal, Inc.	2,100	69,888
Lincoln Electric Holdings, Inc.	1,791	141,220
Middleby Corp. *	1,500	154,095
Navistar International Corp. *	302	7,837
Nordson Corp.	2,147	256,244
Oshkosh Corp.	2,000	122,620
PACCAR, Inc.	11,883	678,995
Parker Hannifin Corp.	4,040	602,526
Pentair PLC	3,472	131,172
Proto Labs, Inc. *	473	53,350
RBC Bearings, Inc. *	421	55,193
Rexnord Corp. *	3,100	71,145
Snap-On, Inc.	1,800	261,522
Stanley Black & Decker, Inc.	2,738	327,848
Terex Corp.	1,786	49,240
Timken Co., (The)	1,644	61,354
Toro Co. (The)	4,654	260,065
Trinity Industries, Inc.	2,646	54,481
WABCO Holdings, Inc. *	2,200	236,148
Wabtec Corp. @	1,642	115,350
Watts Water Technologies, Inc., Class A	400	25,812
Woodward, Inc.	1,254	93,160
Xylem, Inc.	4,353	290,432
		14,466,110
Marine — 0.0%
Kirby Corp. *	1,394	93,900

Media — 1.4%
Altice USA, Inc., Class A @	3,553	58,696
AMC Networks, Inc., Class A *@	2,046	112,285
Cable One, Inc.	211	173,041
CBS Corp., Class A	1,116	48,937
CBS Corp., Class B	15,429	674,556
Charter Communications, Inc., Class A *	4,850	1,382,105
Comcast Corp., Class A	142,048	4,836,734
Discovery, Inc., Class A *@	4,311	106,654
Discovery, Inc., Class C *	6,303	145,473
DISH Network Corp., Class A *	6,700	167,299
GCI Liberty, Inc., Class A *@	1,244	51,203
Interpublic Group of Cos., Inc. (The)	14,910	307,593
John Wiley & Sons, Inc., Class A	1,300	61,061
Liberty Broadband Corp., Class A *	315	22,620
Liberty Broadband Corp., Class C *	1,507	108,549
Liberty Latin America Ltd. *	3,298	48,052
Liberty SiriusXM Group, Class A *	1,263	46,478
Liberty SiriusXM Group, Class C *	1,178	43,562
Meredith Corp. @	900	46,746
New York Times Co. (The), Class A @	1,201	26,770
News Corp., Class A	8,648	98,155
News Corp., Class B	1,525	17,614
Nexstar Media Group, Inc. @	900	70,776
Omnicom Group, Inc.	10,945	801,612
Sinclair Broadcast Group, Inc., Class A	2,200	57,948
Sirius XM Holdings, Inc. @	48,887	279,145
TEGNA, Inc.	6,935	75,383
Tribune Media Co., Class A	685	31,085
		9,900,132
Metals & Mining — 0.3%
Alcoa Corp. *	6,138	163,148
Allegheny Technologies, Inc. *@	3,100	67,487
Cleveland-Cliffs, Inc. *@	11,473	88,227
Commercial Metals Co.	3,500	56,070
Freeport-McMoRan, Inc.	58,344	601,527
Newmont Mining Corp.	4,847	167,949
Nucor Corp.	7,801	404,170
Reliance Steel & Aluminum Co.	1,803	128,319
Royal Gold, Inc.	1,115	95,500
Southern Copper Corp.	2,789	85,817
Steel Dynamics, Inc.	8,092	243,084
United States Steel Corp.	4,320	78,797
Worthington Industries, Inc.	1,249	43,515
		2,223,610
Multi-Utilities — 0.9%
Ameren Corp.	6,985	455,632
Avista Corp.	1,575	66,906
Black Hills Corp.	1,500	94,170
Centerpoint Energy, Inc.	11,464	323,629
CMS Energy Corp.	9,645	478,874
Consolidated Edison, Inc.	7,627	583,160
Dominion Resources, Inc.	19,684	1,406,619
DTE Energy Co.	4,720	520,616
MDU Resources Group, Inc.	5,125	122,180
NiSource, Inc.	9,353	237,099
NorthWestern Corp.	1,200	71,328
Public Service Enterprise Group, Inc.	12,088	629,180
SCANA Corp.	3,636	173,728
Sempra Energy @	5,538	599,156
Vectren Corp.	2,300	165,554
WEC Energy Group, Inc.	7,624	528,038
		6,455,869

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multiline Retail — 0.6%
Dollar General Corp.	8,074	$872,638
Dollar Tree, Inc. *	8,281	747,940
Kohl's Corp.	7,588	503,388
Macy's, Inc.	13,498	401,971
Nordstrom, Inc.	5,825	271,503
Ollie's Bargain Outlet Holdings, Inc. *	1,239	82,406
Target Corp.	18,804	1,242,756
		4,122,602
Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp.	15,443	677,021
Antero Resources Corp. *	3,888	36,508
Apache Corp.	12,235	321,169
Cabot Oil & Gas Corp.	8,672	193,819
Centennial Resource Development, Inc., Class A *@	2,672	29,445
Cheniere Energy, Inc. *	6,986	413,501
Chesapeake Energy Corp. *@	29,883	62,754
Chevron Corp.	26,199	2,850,189
Cimarex Energy Co.	3,358	207,021
CNX Resources Corp. *	6,400	73,088
Concho Resources, Inc. *	3,740	384,435
ConocoPhillips	22,670	1,413,474
Continental Resources, Inc. *	3,516	141,308
CVR Energy, Inc.	600	20,688
Delek US Holdings, Inc.	3,459	112,452
Devon Energy Corp.	7,592	171,124
Diamondback Energy, Inc. @	4,210	390,267
EnLink Midstream LLC @	1,100	10,439
EOG Resources, Inc.	16,653	1,452,308
EQT Corp. @	5,981	112,981
Equitrans Midstream Corp. *	4,784	95,776
Exxon Mobil Corp.	90,407	6,164,853
Hess Corp.	3,951	160,016
HollyFrontier Corp.	4,361	222,934
Kinder Morgan, Inc.	32,467	499,342
Kosmos Energy Ltd. *	3,400	13,838
Marathon Oil Corp.	16,317	233,986
Marathon Petroleum Corp.	19,350	1,141,843
Murphy Oil Corp.	3,038	71,059
Newfield Exploration Co. *	7,469	109,496
Noble Energy, Inc.	10,855	203,640
Occidental Petroleum Corp.	20,436	1,254,362
ONEOK, Inc.	7,567	408,240
Parsley Energy, Inc., Class A *	3,133	50,065
PBF Energy, Inc., Class A	3,569	116,599
PDC Energy, Inc. *	1,690	50,294
Peabody Energy Corp.	3,822	116,495
Phillips 66	7,014	604,256
Pioneer Natural Resources Co.	3,865	508,325
Range Resources Corp. @	6,847	65,526
Southwestern Energy Co. *@	10,263	34,997
Targa Resources Corp.	3,111	112,058
Valero Energy Corp.	9,741	730,283
Whiting Petroleum Corp. *@	2,511	56,975
Williams Cos., Inc. (The)	17,691	390,087
WPX Energy, Inc. *	8,368	94,977
		22,584,313
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	70,260
Louisiana-Pacific Corp.	3,743	83,169
		153,429
Personal Products — 0.2%
Edgewell Personal Care Co. *	1,061	39,628
Estee Lauder Companies, Inc. (The), Class A	8,734	1,136,294
Herbalife Nutriation Ltd. *	5,860	345,447
Nu Skin Enterprises, Inc., Class A	1,688	103,525
USANA Health Sciences, Inc. *	171	20,132
		1,645,026
Pharmaceuticals — 4.9%
Allergan PLC	4,473	597,861
Amneal Pharmaceuticals, Inc. *@	1,887	25,531
Bristol-Myers Squibb Co.	45,196	2,349,288
Catalent, Inc. *	5,834	181,904
Eli Lilly & Co.	29,084	3,365,601
Horizon Pharma PLC *	1,910	37,321
Jazz Pharmaceuticals PLC *	1,375	170,445
Johnson & Johnson	84,709	10,931,696
Merck & Co., Inc.	83,169	6,354,943
Mylan NV *	9,849	269,863
Nektar Therapeutics *	1,398	45,952
Perrigo Co. PLC	1,942	75,253
Pfizer, Inc.	183,764	8,021,299
Taro Pharmaceutical Industries Ltd.	475	40,204
Zoetis, Inc.	22,005	1,882,308
		34,349,469
Professional Services — 0.4%
Asgn, Inc. *	1,277	69,596
CoStar Group, Inc. *	438	147,755
Dun & Bradstreet Corp.	1,200	171,288
Equifax, Inc.	3,810	354,825
Exponent, Inc.	2,058	104,361
FTI Consulting, Inc. *	662	44,116
Insperity, Inc.	1,714	160,019
Korn/Ferry International	800	31,632
Manpowergroup, Inc.	2,190	141,912
Nielsen Holdings PLC	8,630	201,338
Robert Half International, Inc.	5,675	324,610
TransUnion	4,425	251,340
TriNet Group, Inc. *	1,165	48,872
Verisk Analytics, Inc., Class A *	6,676	727,951
		2,779,615
Real Estate Investment Trusts (REITs) — 0.0%
CorePoint Lodging, Inc.	307	3,761
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,806	33,194
CBRE Group, Inc., Class A *	9,107	364,644
Howard Hughes Corp. (The) *	803	78,389
Jones Lang LaSalle, Inc.	1,173	148,502
Kennedy-Wilson Holdings, Inc.	1,369	24,875
Newmark Group, Inc.	3,913	31,382
Realogy Holdings Corp.	1,879	27,584
		708,570
Road & Rail — 1.2%
AMERCO	336	110,245
Avis Budget Group, Inc. *	4,144	93,157
CSX Corp.	26,289	1,633,336
Genesee & Wyoming, Inc., Class A *	1,301	96,300
JB Hunt Transport Services, Inc.	4,393	408,725
Kansas City Southern	2,591	247,311
Knight-Swift Transportation Holdings, Inc. @	2,249	56,382
Landstar System, Inc.	1,847	176,703
Norfolk Southern Corp.	8,876	1,327,317

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Old Dominion Freight Line, Inc.	2,371	$292,795
Ryder System, Inc.	2,122	102,174
Schneider National, Inc., Class B	1,175	21,937
Union Pacific Corp.	27,687	3,827,174
Werner Enterprises, Inc.	1,200	35,448
		8,429,004
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc. *@	27,528	508,167
Analog Devices, Inc.	7,063	606,217
Applied Materials, Inc.	40,297	1,319,324
Broadcom, Inc.	9,221	2,344,716
Cabot Microelectronics Corp.	836	79,713
Cirrus Logic, Inc. *	1,900	63,042
Cree, Inc. *@	3,245	138,805
Cypress Semiconductor Corp.	9,792	124,554
Entegris, Inc.	4,137	115,402
First Solar, Inc. *	1,402	59,522
Integrated Device Technology, Inc. *	3,400	164,662
Intel Corp.	167,253	7,849,183
Kla-Tencor Corp.	6,527	584,101
Lam Research Corp.	6,001	817,156
Marvell Technology Group Ltd.	6,428	104,069
Maxim Integrated Products, Inc.	10,140	515,619
Microchip Technology, Inc. @	6,823	490,710
Micron Technology, Inc. *	42,958	1,363,057
MKS Instruments, Inc.	1,696	109,579
Monolithic Power Systems, Inc.	706	82,073
NVIDIA Corp.	21,805	2,910,968
ON Semiconductor Corp. *	14,830	244,843
Qorvo, Inc. *	1,562	94,860
QUALCOMM, Inc.	22,074	1,256,231
Semtech Corp. *	600	27,522
Silicon Laboratories, Inc. *	600	47,286
Skyworks Solutions, Inc.	7,317	490,385
Teradyne, Inc.	6,144	192,799
Texas Instruments, Inc.	43,303	4,092,134
Universal Display Corp.	786	73,546
Versum Materials, Inc.	3,951	109,522
Xilinx, Inc.	7,467	635,964
		27,615,731
Software — 6.5%
ACI Worldwide, Inc. *	2,645	73,187
Adobe, Inc. *	14,839	3,357,175
Alarm.com Holdings, Inc. *	373	19,348
ANSYS, Inc. *	1,811	258,864
Aspen Technology, Inc. *	2,399	197,150
Atlassian Corp. PLC, Class A *	854	75,989
Autodesk, Inc. *	5,545	713,142
Blackbaud, Inc.	1,688	106,175
Bottomline Technologies de, Inc. *	900	43,200
Cadence Design Systems, Inc. *	10,300	447,844
CDK Global, Inc.	3,619	173,278
Citrix Systems, Inc.	5,699	583,920
Commvault Systems, Inc. *	809	47,804
Ellie Mae, Inc. *@	328	20,608
Envestnet, Inc. *	1,085	53,371
Fair Isaac Corp. *	1,150	215,050
Fortinet, Inc. *	2,910	204,951
Guidewire Software, Inc. *	801	64,264
HubSpot, Inc. *	757	95,178
Intuit, Inc.	11,110	2,187,004
j2 Global, Inc.	1,413	98,034
LogMeIn, Inc.	1,043	85,078
Manhattan Associates, Inc. *	3,523	149,270
Microsoft Corp.	274,011	27,831,297
New Relic, Inc. *	369	29,878
Nuance Communications, Inc. *	4,400	58,212
Nutanix, Inc., Class A *	954	39,677
Oracle Corp.	75,298	3,399,705
Palo Alto Networks, Inc. *	795	149,738
Paycom Software, Inc. *@	2,140	262,043
Paylocity Holding Corp. *	300	18,063
Pegasystems, Inc.	255	12,197
Proofpoint, Inc. *	470	39,391
PTC, Inc. *	1,937	160,577
Qualys, Inc. *	503	37,594
RealPage, Inc. *	1,381	66,550
Red Hat, Inc. *	5,521	969,708
RingCentral, Inc., Class A *	628	51,772
Salesforce.com, Inc. *	6,591	902,769
ServiceNow, Inc. *	1,837	327,078
Splunk, Inc. *	1,731	181,495
SS&C Technologies Holdings, Inc.	3,681	166,050
Symantec Corp.	6,790	128,297
Synopsys, Inc. *	2,448	206,220
Tableau Software, Inc., Class A *	700	84,000
Teradata Corp. *	3,627	139,132
TiVo Corp.	1,378	12,967
Trade Desk Inc/The *@	483	56,057
Tyler Technologies, Inc. *	749	139,179
Ultimate Software Group, Inc. *	338	82,766
Verint Systems, Inc. *	1,038	43,918
VMware, Inc., Class A	1,425	195,410
Workday, Inc., Class A *	996	159,041
Zendesk, Inc. *	1,651	96,369
		45,317,034
Specialty Retail — 3.3%
Aaron's, Inc.	2,250	94,612
Advance Auto Parts, Inc.	1,480	233,041
American Eagle Outfitters, Inc.	7,250	140,142
AutoNation, Inc. *@	2,137	76,291
AutoZone, Inc. *	902	756,183
Best Buy Co., Inc.	10,525	557,404
Burlington Stores, Inc. *	2,632	428,147
Carmax, Inc. *	6,646	416,904
Children's Place, Inc. (The) @	811	73,063
Dick's Sporting Goods, Inc. @	3,200	99,840
Five Below, Inc. *	2,400	245,568
Floor & Decor Holdings, Inc., Class A *@	413	10,697
Foot Locker, Inc.	4,509	239,879
Gap, Inc. (The)	11,172	287,791
Home Depot, Inc. (The)	50,815	8,731,033
L Brands, Inc.	6,819	175,044
Lowe's Cos., Inc.	36,471	3,368,461
Michaels Companies, Inc. (The) *@	1,873	25,360
Monro, Inc.	913	62,769
Murphy USA, Inc. *	1,648	126,303
O'Reilly Automotive, Inc. *	4,146	1,427,592
Penske Auto Group, Inc. @	1,318	53,142
RH *	585	70,095

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Ross Stores, Inc.	16,966	$1,411,571
Sally Beauty Holdings, Inc. *	2,595	44,245
Tiffany & Co.	3,557	286,374
TJX Cos., Inc.	55,966	2,503,919
Tractor Supply Co.	5,837	487,039
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	514,164
Urban Outfitters, Inc. *	3,400	112,880
Williams-Sonoma, Inc. @	3,040	153,368
		23,212,921
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.	2,255	184,053
Columbia Sportswear Co.	858	72,149
Deckers Outdoor Corp. *	977	125,007
Hanesbrands, Inc. @	17,125	214,576
Lululemon Athletica, Inc. *	3,400	413,474
Michael Kors Holdings Ltd. *	6,273	237,872
NIKE, Inc., Class B	47,852	3,547,748
PVH Corp.	1,316	122,322
Ralph Lauren Corp.	1,100	113,806
Skechers U.S.A., Inc., Class A *	3,300	75,537
Steven Madden Ltd.	2,346	70,990
Tapestry, Inc.	7,810	263,588
Under Armour, Inc., Class A *@	2,760	48,769
Under Armour, Inc., Class C *@	5,438	87,933
VF Corp.	11,674	832,823
Wolverine World Wide, Inc.	2,452	78,194
		6,488,841
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd. *	2,110	72,120
LendingTree, Inc. *@	202	44,353
New York Community Bancorp, Inc. @	9,133	85,941
TFS Financial Corp.	1,093	17,630
Washington Federal, Inc.	1,476	39,424
		259,468
Tobacco — 1.1%
Altria Group, Inc.	84,691	4,182,889
Philip Morris International, Inc.	46,340	3,093,658
		7,276,547
Trading Companies & Distributors — 0.4%
Air Lease Corp.	3,438	103,862
Applied Industrial Technologies, Inc.	1,164	62,786
Fastenal Co.	11,794	616,708
GATX Corp. @	1,100	77,891
HD Supply Holdings, Inc. *	5,845	219,305
MSC Industrial Direct Co., Class A	1,509	116,072
SiteOne Landscape Supply, Inc. *@	1,507	83,292
Triton International Ltd.	773	24,017
United Rentals, Inc. *	4,075	417,810
Univar, Inc. *	2,106	37,361
Watsco, Inc.	1,100	153,054
WESCO International, Inc. *	1,300	62,400
WW Grainger, Inc.	2,276	642,651
		2,617,209
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	46,980
Water Utilities — 0.1%
American States Water Co.	580	38,883
American Water Works Co., Inc.	4,798	435,515
Aqua America, Inc.	4,781	163,462
California Water Service Group	1,075	51,235
		689,095
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	700	30,975
Sprint Corp. *	15,015	87,387
T-Mobile US, Inc. *	11,985	762,366
Telephone & Data Systems, Inc.	2,613	85,027
United States Cellular Corp. *	400	20,788
		986,543
TOTAL COMMON STOCKS (Identified Cost $319,169,872)		667,328,583
Mutual Funds — 3.7%
Other — 3.7%
DFA U.S. Micro Cap Portfolio	1,406,441	26,005,081
TOTAL MUTUAL FUNDS (Identified Cost $17,953,982)		26,005,081
SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 2.350%	2,443,815	2,443,815
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.160%	440,686	440,686
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,884,501)		2,884,501
Total Investments — 100.0% (Identified Cost $340,008,355)		696,218,165
Liabilities, Less Cash and Other Assets — 0.0%		(140,542)
Net Assets — 100.0%		$696,077,623
†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of December 31, 2018, the market value of the securities on loan was $8,842,553.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.8%
AAR Corp.	6,733	$251,410
Aerojet Rocketdyne Holdings, Inc. *	23,951	843,794
Aerovironment, Inc. *	5,690	386,635
Arotech Corp. *	9,457	24,777
Astronics Corp. *	4,622	140,740
Astronics Corp. Class B *	693	21,074
Axon Enterprise, Inc. *	16,262	711,462
BWX Technologies, Inc.	3,185	121,763
CPI Aerostructures, Inc. *	1,342	8,549
Cubic Corp.	6,175	331,845
Curtiss-Wright Corp.	2,920	298,190
Ducommun, Inc. *	3,610	131,115
Engility Holdings, Inc. *	5,031	143,182
Esterline Technologies Corp. *	7,884	957,512
HEXCEL Corp.	3,763	215,770
Innovative Solutions & Support, Inc. *	3,248	7,162
KEYW Holding Corp. (The) *	5,770	38,601
Kratos Defense & Security Solutions, Inc. *@	17,754	250,154
Mercury Systems, Inc. *	8,267	390,946
Moog, Inc., Class A	8,996	697,010
National Presto Industries, Inc.	1,177	137,615
SIFCO Industries, Inc. *	1,187	4,095
Sparton Corp. *	2,587	47,058
Teledyne Technologies, Inc. *	675	139,772
Triumph Group, Inc. @	6,027	69,311
Vectrus, Inc. *	3,560	76,825
Wesco Aircraft Holdings, Inc. *	12,061	95,282
		6,541,649
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc. *	16,445	375,110
Atlas Air Worldwide Holdings, Inc. *	6,536	275,754
Echo Global Logistics, Inc. *	5,962	121,208
Forward Air Corp.	6,951	381,262
HUB Group, Inc., Class A *	10,333	383,044
Radiant Logistics, Inc. *	9,354	39,755
		1,576,133
Airlines — 0.5%
Allegiant Travel Co.	3,988	399,677
Hawaiian Holdings, Inc.	12,656	334,245
JetBlue Airways Corp. *	17,878	287,121
Skywest, Inc.	12,976	577,043
Spirit Airlines, Inc. *	3,315	192,005
		1,790,091
Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc. *	32,181	357,209
Cooper Tire & Rubber Co.	13,956	451,198
Cooper-Standard Holdings, Inc. *	4,019	249,660
Dana, Inc.	32,214	439,077
Delphi Technologies PLC	2,052	29,385
Dorman Products, Inc. *	8,380	754,368
Fox Factory Holding Corp. *	8,405	494,802
Gentex Corp.	10,729	216,833
Gentherm, Inc. *	9,644	385,567
Goodyear Tire & Rubber Co. (The)	12,734	259,901
Horizon Global Corp. *@	3,431	4,906
LCI Industries	6,043	403,672
Modine Manufacturing Co. *	11,514	124,466
Motorcar Parts of America, Inc. *@	6,077	101,121
Shiloh Industries, Inc. *	7,004	40,833
Standard Motor Products, Inc.	7,260	351,602
Stoneridge, Inc. *	7,832	193,059
Strattec Security Corp.	1,541	44,381
Superior Industries International, Inc.	3,031	14,579
Tenneco, Inc. Class A	10,923	299,181
Tower International, Inc.	6,346	151,035
Visteon Corp. *@	7,099	427,928
VOXX International Corp. *	3,284	13,005
		5,807,768
Automobiles — 0.1%
Thor Industries, Inc.	875	45,500
Winnebago Industries, Inc.	10,123	245,078
		290,578
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *@	1,852	446,036
Coca-Cola Bottling Co., Consolidated	1,354	240,172
Craft Brew Alliance, Inc. *	6,018	86,118
MGP Ingredients, Inc. @	5,206	297,002
National Beverage Corp. @	4,756	341,338
Primo Water Corp. *	5,815	81,468
		1,492,134
Biotechnology — 1.4%
Achillion Pharmaceuticals, Inc. *	23,152	36,812
Acorda Therapeutics, Inc. *	12,575	195,918
Aduro Biotech, Inc. *	1,186	3,131
Adverum Biotechnologies, Inc. *	8,282	26,088
AgeX Therapeutics, Inc. *@	341	1,020
Agios Pharmaceuticals, Inc. *@	1,978	91,206
Alder Biopharmaceuticals, Inc. *@	11,560	118,490
AMAG Pharmaceuticals, Inc. *	2,638	40,071
Applied Genetic Technologies Corp. *	2,241	5,580
Aptevo Therapeutics, Inc. *	11,461	14,555
Aquinox Pharmaceuticals, Inc. *	1,970	4,255
Aravive, Inc. *	1,937	6,818
Ardelyx, Inc. *	10,642	19,049
BioSpecifics Technologies Corp. *	2,311	140,047
BioTime, Inc. *@	3,419	3,122
Calithera Biosciences, Inc. *	3,632	14,564
Cellular Biomedicine Group, Inc. *@	2,000	35,320
Chimerix, Inc. *	13,027	33,479
Concert Pharmaceuticals, Inc. *	4,026	50,526
Corvus Pharmaceuticals, Inc. *@	1,065	3,909
Emergent BioSolutions, Inc. *	9,812	581,655
Enanta Pharmaceuticals, Inc. *	5,023	355,779
Exact Sciences Corp. *@	1,434	90,485
Exelixis, Inc. *	12,272	241,390
Five Prime Therapeutics, Inc. *	4,603	42,808
Infinity Pharmaceuticals, Inc. *@	17,874	21,091
Intrexon Corp. *@	872	5,703
Ionis Pharmaceuticals, Inc. *@	4,594	248,352
Karyopharm Therapeutics, Inc. *@	2,354	22,057
Kindred Biosciences, Inc. *	3,345	36,628
Ligand Pharmaceuticals, Inc. *@	2,408	326,766
MacroGenics, Inc. *	2,337	29,680
Madrigal Pharmaceuticals, Inc. *@	101	11,385
MEI Pharma, Inc. *	13,204	34,859
Merrimack Pharmaceuticals, Inc. *@	4,336	16,737
Minerva Neurosciences, Inc. *	5,077	34,219
Miragen Therapeutics, Inc. *	3,286	9,957
Mirati Therapeutics, Inc. *@	1,950	82,719
Myriad Genetics, Inc. *@	19,349	562,475
Neurocrine Biosciences, Inc. *	144	10,283
Ophthotech Corp. *	6,730	8,076

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
OPKO Health, Inc. *@	23,063	$69,420
PDL BioPharma, Inc. *	18,262	52,960
Pfenex, Inc. *	2,903	9,261
Proteostasis Therapeutics, Inc. *@	1,871	6,062
PTC Therapeutics, Inc. *	1,434	49,215
Recro Pharma, Inc. *	2,713	19,262
Repligen Corp. *@	5,344	281,843
Retrophin, Inc. *	8,973	203,059
Sage Therapeutics, Inc. *@	1,909	182,863
Sarepta Therapeutics, Inc. *@	1,300	141,869
Sierra Oncology, Inc. *	10,246	13,525
Spectrum Pharmaceuticals, Inc. *@	4,922	43,067
Stemline Therapeutics, Inc. *@	1,284	12,198
Syndax Pharmaceuticals, Inc. *	6,974	31,034
United Therapeutics Corp. *	796	86,684
Verastem, Inc. *@	9,653	32,434
Zafgen, Inc. *	3,913	19,369
		4,871,189
Building Products — 1.7%
AAON, Inc.	14,109	494,662
Advanced Drainage Systems, Inc.	15,597	378,227
American Woodmark Corp. *	5,248	292,209
Apogee Enterprises, Inc.	6,484	193,547
Armstrong Flooring, Inc. *	7,252	85,864
Armstrong World Industries, Inc.	11,660	678,729
Builders FirstSource, Inc. *	24,352	265,680
Continental Building Products, Inc. *	9,323	237,270
CSW Industrials, Inc. *	1,329	64,257
Gibraltar Industries, Inc. *	8,000	284,720
Griffon Corp.	10,377	108,440
Insteel Industries, Inc.	4,690	113,873
Masonite International Corp. *	169	7,576
NCI Building Systems, Inc. *	12,026	87,189
Patrick Industries, Inc. *	5,679	168,155
PGT Innovations, Inc. *	15,340	243,139
Quanex Building Products Corp.	9,211	125,177
Simpson Manufacturing Co., Inc.	12,600	682,038
Trex Co., Inc. *	16,324	968,993
Universal Forest Products, Inc.	16,500	428,340
		5,908,085
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	2,857	278,386
Ares Management Corp., Class A @	1,225	21,780
Artisan Partners Asset Management, Inc., Class A	15,118	334,259
BGC Partners, Inc., Class A	58,742	303,696
Blucora, Inc. *	10,400	277,056
BrightSphere Investment Group PLC	5,801	61,955
Cohen & Steers, Inc.	7,453	255,787
Cowen Group, Inc., Class A *@	6,131	81,788
Diamond Hill Investment Group, Inc.	739	110,444
Donnelley Financial Solutions, Inc. *	7,095	99,543
Eaton Vance Corp.	4,124	145,082
Evercore, Inc., Class A	9,789	700,501
Federated Investors, Inc., Class B	20,626	547,620
Gain Capital Holdings, Inc. @	9,997	61,582
GAMCO Investors, Inc., Class A	1,700	28,713
Greenhill & Co., Inc. @	3,087	75,323
Houlihan Lokey, Inc.	1,002	36,874
Interactive Brokers Group, Inc., Class A	16,151	882,652
Intl FCStone, Inc. *	3,859	141,162
Invesco Ltd.	19,785	331,201
Investment Technology Group, Inc.	8,509	257,312
Janus Henderson Group PLC	16,584	343,620
Ladenburg Thalmann Financial Services, Inc.	35,937	83,733
LPL Financial Holdings, Inc.	4,719	288,236
Manning & Napier, Inc. @	2,524	4,442
Moelis & Co., Class A	3,839	131,985
Morningstar, Inc.	1,068	117,309
Oppenheimer Holdings, Inc., Class A	3,360	85,848
Piper Jaffray Cos.	3,381	222,605
PJT Partners, Inc., Class A	597	23,140
Pzena Investment Management, Inc., Class A	4,481	38,761
Safeguard Scientifics, Inc. *	5,542	47,772
Silvercrest Asset Management Group, Inc., Class A	759	10,042
Stifel Financial Corp.	12,616	522,555
Virtu Financial, Inc. @	5,099	131,350
Virtus Investment Partners, Inc.	1,970	156,477
Waddell & Reed Financial, Inc., Class A @	3,742	67,655
Westwood Holdings Group, Inc.	2,775	94,350
WisdomTree Investments, Inc.	32,848	218,439
		7,621,035
Chemicals — 2.3%
Advanced Emissions Solutions, Inc. @	2,266	23,906
AdvanSix, Inc. *	7,340	178,656
AgroFresh Solutions, Inc. *@	3,359	12,731
American Vanguard Corp.	7,947	120,715
Ashland Global Holdings, Inc.	2,893	205,287
Balchem Corp.	7,418	581,200
Cabot Corp.	9,527	409,089
Chase Corp.	2,101	210,205
Core Molding Technologies, Inc.	1,500	10,665
Ferro Corp. *	25,241	395,779
Flotek Industries, Inc. *@	6,893	7,513
FutureFuel Corp.	10,473	166,102
GCP Applied Technologies, Inc. *	2,256	55,385
H.B. Fuller Co.	13,143	560,812
Hawkins, Inc.	2,398	98,198
Ingevity Corp. *	948	79,338
Innophos Holdings, Inc.	5,400	132,462
Innospec, Inc.	5,850	361,296
Intrepid Potash, Inc. *	15,892	41,319
Koppers Holdings, Inc. *	4,597	78,333
Kraton Corp. *	6,776	147,988
Kronos Worldwide, Inc.	10,857	125,073
Minerals Technologies, Inc.	9,665	496,201
NewMarket Corp.	218	89,836
Northern Technologies International Corp.	800	23,672
Olin Corp.	2,299	46,233
Omnova Solutions, Inc. *	10,952	80,278
Platform Specialty Products Corp. *	30,212	312,090
PolyOne Corp.	21,572	616,959
Quaker Chemical Corp.	3,387	601,904
Rayonier Advanced Materials, Inc.	16,098	171,444
RPM International, Inc.	2,594	152,475
Schulman A, Inc. §	6,827	9,780
Scotts Miracle-Gro Co. (The)	1,620	99,565

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Sensient Technologies Corp.	9,729	$543,365
Stepan Co.	3,991	295,334
Trecora Resources *	5,488	42,806
Tredegar Corp.	8,700	137,982
Trinseo SA	8,507	389,450
Tronox Ltd., Class A	12,458	96,923
Valvoline, Inc.	3,829	74,091
W.R. Grace & Co.	834	54,135
		8,336,575
Commercial Banks — 10.9%
1st Source Corp.	7,264	293,030
Access National Corp.	2,671	56,972
Allegiance Bancshares, Inc. *	1,614	52,245
American National Bankshares, Inc.	2,356	69,054
Ameris Bancorp	12,420	393,341
AmeriServ Financial, Inc.	4,400	17,732
Arrow Financial Corp.	4,071	130,353
Associated Banc-Corp.	41,516	821,602
Atlantic Capital Bancshares, Inc. *	2,502	40,958
Banc of California, Inc. @	8,558	113,907
Bancfirst Corp.	9,063	452,244
Bancorp, Inc. (The) *	15,832	126,023
BancorpSouth Bank	24,168	631,752
Bank of Hawaii Corp.	10,787	726,181
Bank of Marin Bancorp	2,100	86,604
Bank OZK	3,630	82,873
BankUnited, Inc.	3,750	112,275
Bankwell Financial Group, Inc.	326	9,359
Banner Corp.	6,855	366,605
Bar Harbor Bankshares	2,489	55,828
BCB Bancorp, Inc.	878	9,193
Berkshire Hills Bancorp, Inc.	6,936	187,064
Blue Hills Bancorp, Inc.	3,496	74,605
BOK Financial Corp.	2,528	185,378
Boston Private Financial Holdings, Inc.	21,569	227,984
Bridge Bancorp, Inc.	2,975	75,833
Brookline Bancorp, Inc.	17,819	246,259
Bryn Mawr Bank Corp.	5,148	177,091
C&F Financial Corp.	962	51,188
Camden National Corp.	4,996	179,706
Capital City Bank Group, Inc.	1,890	43,867
Carolina Financial Corp.	4,074	120,550
Cathay General Bancorp	21,094	707,282
CenterState Bank Corp.	11,272	237,163
Central Pacific Financial Corp.	7,849	191,123
Central Valley Community Bancorp	2,688	50,723
Century Bancorp, Inc., Class A	975	66,037
Chemical Financial Corp.	13,615	498,445
CIT Group, Inc.	6,260	239,570
Citizens & Northern Corp.	852	22,518
City Holding Co.	4,850	327,811
Civista Bancshares, Inc.	270	4,703
CNB Financial Corp.	3,877	88,977
Columbia Banking System, Inc.	18,941	687,369
Community Bank System, Inc.	10,370	604,571
Community Trust Bancorp, Inc.	4,634	183,553
Connectone Bancorp, Inc.	6,144	113,480
Customers Bancorp, Inc. *	5,348	97,334
CVB Financial Corp.	27,325	552,785
Eagle Bancorp, Inc. *	6,777	330,108
East West Bancorp, Inc.	9,671	420,979
Enterprise Bancorp, Inc.	331	10,645
Enterprise Financial Services Corp.	3,837	144,386
Equity Bancshares, Inc., Class A *	2,190	77,197
Farmers & Merchants Bancorp, Inc./Archbold OH	1,205	46,380
Farmers National Banc Corp.	6,489	82,670
FB Financial Corp.	630	22,063
FCB Financial Holdings, Inc., Class A *	6,632	222,703
Fidelity Southern Corp.	7,376	191,924
Financial Institutions, Inc.	5,054	129,888
First Bancorp, Inc.	3,442	90,525
First Bancorp/Puerto Rico	35,131	302,127
First Bancorp/Southern Pines NC	4,576	149,452
First Busey Corp.	7,922	194,406
First Business Financial Services, Inc.	551	10,750
First Citizens Bancshares, Inc., Class A	410	154,590
First Commonwealth Financial Corp.	21,526	260,034
First Community Bancshares, Inc.	5,007	157,620
First Financial Bancorp	22,565	535,242
First Financial Bankshares, Inc. @	13,804	796,353
First Financial Corp.	2,698	108,325
First Financial Northwest, Inc.	2,239	34,637
First Foundation, Inc. *	6,207	79,822
First Hawaiian, Inc.	1,200	27,012
First Horizon National Corp.	19,448	255,936
First Internet Bancorp	1,284	26,245
First Interstate Bancsystem, Inc.	6,668	243,782
First Merchants Corp.	8,330	285,469
First Mid-Illinois Bancshares, Inc.	500	15,960
First Midwest Bancorp, Inc.	18,632	369,100
First of Long Island Corp. (The)	5,134	102,423
Flushing Financial Corp.	7,140	153,724
FNB Corp.	24,564	241,710
Franklin Financial Network, Inc. *	2,740	72,254
Fulton Financial Corp.	44,920	695,362
German American Bancorp, Inc.	4,050	112,468
Glacier Bancorp, Inc.	19,481	771,837
Great Southern Bancorp, Inc.	3,742	172,244
Great Western Bancorp, Inc.	1,271	39,719
Green Bancorp, Inc.	5,182	88,819
Guaranty Bancorp	4,394	91,175
Hancock Whiteny Corp.	6,326	219,196
Hanmi Financial Corp.	8,053	158,644
HarborOne Bancorp, Inc. *	4,196	66,674
Heartland Financial USA, Inc.	5,400	237,330
Heritage Commerce Corp.	11,190	126,895
Heritage Financial Corp.	5,733	170,385
Hilltop Holdings, Inc.	25,969	463,027
Home Bancshares, Inc.	14,737	240,803
HomeTrust Bancshares, Inc.	2,644	69,220
Hope Bancorp, Inc.	34,605	410,415
Horizon Bancorp, Inc.	9,114	143,819
Howard Bancorp, Inc. *@	499	7,136
Iberiabank Corp.	4,398	282,703
Independent Bank Corp.	4,840	340,300
Independent Bank Group, Inc.	500	22,885
International Bancshares Corp.	15,750	541,800
Investors Bancorp, Inc.	2,762	28,725
Lakeland Bancorp, Inc.	6,732	99,701
Lakeland Financial Corp.	5,055	203,009
LegacyTexas Financial Group, Inc.	11,096	356,071
Live Oak Bancshares, Inc. @	500	7,405
Macatawa Bank Corp.	10,065	96,825
MB Financial, Inc.	15,151	600,434
MBT Financial Corp.	5,012	46,612
Mercantile Bank Corp.	4,860	137,344

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Midland States Bancorp, Inc.	1,086	$24,261
Midsouth Bancorp, Inc.	3,530	37,418
MidWestOne Financial Group, Inc.	613	15,221
National Bank Holdings Corp., Class A	5,759	177,780
National Commerce Corp. *	1,943	69,948
NBT Bancorp, Inc.	9,449	326,841
Nicolet Bankshares, Inc. *	1,020	49,776
Northeast Bancorp	2,190	36,639
Northrim Bancorp, Inc.	1,680	55,222
OFG Bancorp	10,569	173,966
Old Line Bancshares, Inc.	3,023	79,565
Old National Bancorp	29,051	447,385
Old Second Bancorp, Inc.	2,244	29,172
Opus Bank	4,401	86,216
Pacific Mercantile Bancorp *	2,500	17,875
Pacific Premier Bancorp, Inc. *	6,414	163,685
PacWest Bancorp	6,913	230,065
Park National Corp.	3,450	293,077
Peapack Gladstone Financial Corp.	4,278	107,720
Penns Woods Bancorp, Inc.	1,159	46,638
People's United Financial, Inc.	25,083	361,948
People's Utah Bancorp	3,598	108,480
Peoples Bancorp, Inc.	4,491	135,179
Pinnacle Financial Partners, Inc.	3,114	143,555
Popular, Inc.	10,180	480,700
Preferred Bank	3,769	163,386
Premier Financial Bancorp, Inc.	1,726	25,735
Prosperity Bancshares, Inc.	3,471	216,243
QCR Holdings, Inc.	3,022	96,976
Renasant Corp.	8,712	262,928
Republic Bancorp, Inc., Class A	6,120	236,966
Republic First Bancorp, Inc. *	3,546	21,170
S&T Bancorp, Inc.	8,302	314,148
Sandy Spring Bancorp, Inc.	6,300	197,442
Seacoast Banking Corp. of Florida *	5,668	147,481
Select Bancorp, Inc. *	200	2,476
ServisFirst Bancshares, Inc. @	6,378	203,267
Sierra Bancorp	4,469	107,390
Signature Bank	3,143	323,132
Simmons First National Corp., Class A	15,870	382,943
South State Corp.	6,422	384,999
Southern First Bancshares, Inc. *	1,759	56,411
Southern National Bancorp of Virginia, Inc.	3,875	51,228
Southside Bancshares, Inc.	6,142	195,008
State Bank Financial Corp.	4,771	103,006
Sterling Bancorp	50,859	839,682
Stock Yards Bancorp, Inc.	4,336	142,221
Summit Financial Group, Inc.	392	7,570
Synovus Financial Corp.	3,836	122,714
TCF Financial Corp.	40,956	798,232
Texas Capital Bancshares, Inc. *	3,548	181,267
Tompkins Financial Corp.	2,420	181,524
TowneBank	6,582	157,639
Trico Bancshares	5,350	180,776
TriState Capital Holdings, Inc. *	6,765	131,647
Triumph Bancorp, Inc. *	4,016	119,275
Trustmark Corp.	17,352	493,317
UMB Financial Corp.	10,571	644,514
Umpqua Holdings Corp.	9,156	145,580
Union Bankshares Corp.	10,118	285,631
United Bankshares, Inc. @	11,450	356,209
United Community Banks, Inc.	15,888	340,956
Univest Corp. of Pennsylvania	6,110	131,793
Valley National Bancorp	57,348	509,250
Veritex Holdings, Inc. *@	5,336	114,084
Washington Trust Bancorp, Inc.	3,000	142,590
Webster Financial Corp.	2,924	144,124
WesBanco, Inc.	11,283	413,973
West Bancorp, Inc.	4,527	86,420
Westamerica Bancorp @	6,329	352,399
Western Alliance Bancorp *	2,991	118,115
Wintrust Financial Corp.	5,592	371,812
		38,990,504
Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	14,023	450,279
ACCO Brands Corp.	26,340	178,585
ARC Document Solutions, Inc. *	5,486	11,246
Brady Corp., Class A	11,602	504,223
Brink's Co. (The)	7,356	475,566
Casella Waste Systems, Inc., Class A *	14,775	420,940
Ceco Environmental Corp. *	4,211	28,424
Cimpress NV *	6,915	715,149
Civeo Corp. *	16,915	24,189
Clean Harbors, Inc. *	12,448	614,309
Covanta Holding Corp.	31,607	424,166
Deluxe Corp.	9,989	383,977
Document Security Systems, Inc. *@	6,484	4,750
Ennis, Inc.	5,800	111,650
Essendant, Inc.	9,904	124,592
Healthcare Services Group, Inc. @	7,841	315,051
Heritage-Crystal Clean, Inc. *	3,229	74,299
Herman Miller, Inc.	14,286	432,152
HNI Corp.	11,460	406,028
Hudson Technologies, Inc. *@	2,952	2,627
Interface, Inc.	19,482	277,619
Kimball International, Inc., Class B	9,760	138,494
Knoll, Inc.	12,851	211,785
LSC Communications, Inc.	4,787	33,509
Matthews International Corp., Class A	8,044	326,747
Mcgrath Rentcorp	5,300	272,844
Mobile Mini, Inc.	11,926	378,651
MSA Safety, Inc.	8,900	839,003
Multi-Color Corp.	4,321	151,624
NL Industries, Inc. *	7,891	27,698
Pico Holdings, Inc. *	2,830	25,866
Pitney Bowes, Inc.	4,177	24,686
Quad/Graphics, Inc.	4,591	56,561
SP Plus Corp. *	5,458	161,229
Steelcase, Inc., Class A	26,730	396,406
Stericycle, Inc. *	1,600	58,704
Team, Inc. *@	6,603	96,734
Tetra Tech, Inc.	15,308	792,495
UniFirst Corp.	3,000	429,210
US Ecology, Inc.	5,445	342,926
Viad Corp.	4,500	225,405
Virco Manufacturing Corp.	2,494	10,699
VSE Corp.	2,564	76,689
		11,057,786
Communications Equipment — 1.5%
Acacia Communications, Inc. *	545	20,710
ADTRAN, Inc.	15,860	170,336

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Applied Optoelectronics, Inc. *@	4,381	$67,599
ARRIS International PLC *	7,221	220,746
BK Technologies, Inc.	2,000	7,500
Black Box Corp. *	7,012	7,573
CalAmp Corp. *	8,914	115,971
Ciena Corp. *	27,004	915,706
Clearfield, Inc. *	3,231	32,051
CommScope Holding Co., Inc. *	2,387	39,123
Communications Systems, Inc.	1,418	2,878
Comtech Telecommunications Corp.	5,725	139,346
Digi International, Inc. *	7,600	76,684
EMCORE Corp. *	4,428	18,598
Finisar Corp. *	25,900	559,440
Harmonic, Inc. *	10,330	48,758
Infinera Corp. *	22,351	89,180
InterDigital, Inc.	9,067	602,321
KVH Industries, Inc. *	5,534	56,945
Lantronix, Inc. *	1,100	3,234
Lumentum Holdings, Inc. *@	5,615	235,886
NETGEAR, Inc. *	8,086	420,715
NetScout Systems, Inc. *	12,873	304,189
Network-1 Technologies, Inc.	1,343	2,995
Optical Cable Corp. *	374	1,425
PC-Tel, Inc. *	4,100	17,589
Plantronics, Inc.	8,418	278,636
Ribbon Communications, Inc. *	13,960	67,287
Tessco Technologies, Inc.	1,000	12,000
Ubiquiti Networks, Inc. @	1,816	180,529
Viasat, Inc. *@	4,646	273,882
Viavi Solutions, Inc. *	33,947	341,167
		5,330,999
Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	29,475
Avid Technology, Inc. *	14,913	70,837
CCUR Holdings, Inc.	1,362	4,508
Cray, Inc. *	9,462	204,285
Diebold Nixdorf, Inc. @	5,013	12,482
Eastman Kodak Co. *@	2,112	5,386
Electronics for Imaging, Inc. *	10,234	253,803
Intevac, Inc. *	4,883	25,538
Pure Storage, Inc., Class A *	5,700	91,656
Super Micro Computer, Inc. *	11,510	158,838
Transact Technologies, Inc.	1,515	13,605
Xerox Corp.	17,611	347,993
		1,218,406
Construction & Engineering — 1.4%
AECOM *	6,494	172,091
Aegion Corp. *	7,119	116,182
Ameresco, Inc., Class A *	6,298	88,802
Arcosa, Inc. *	1,853	51,309
Argan, Inc.	1,886	71,366
Comfort Systems USA, Inc.	8,930	390,062
Dycom Industries, Inc. *	8,566	462,907
EMCOR Group, Inc.	9,013	537,986
Fluor Corp.	909	29,270
Goldfield Corp. (The) *	11,707	26,458
Granite Construction, Inc.	10,531	424,189
Great Lakes Dredge & Dock Corp. *	17,460	115,585
IES Holdings, Inc. *	6,062	94,264
KBR, Inc.	27,114	411,590
MasTec, Inc. *@	7,480	303,389
MYR Group, Inc. *	5,036	141,864
Northwest Pipe Co. *	3,331	77,579
NV5 Global, Inc. *	2,453	148,529
Orion Marine Group, Inc. *	3,431	14,719
Primoris Services Corp.	15,378	294,181
Quanta Services, Inc.	5,826	175,363
Sterling Construction Co., Inc. *	8,350	90,931
Tutor Perini Corp. *@	10,146	162,032
Valmont Industries, Inc.	5,127	568,841
		4,969,489
Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	87,822
Forterra, Inc. *@	1,512	5,685
Summit Materials, Inc., Class A *@	5,300	65,720
United States Lime & Minerals, Inc.	1,679	119,209
US Concrete, Inc. *@	3,055	107,781
		386,217
Consumer Finance — 1.2%
Atlanticus Holdings Corp. *	5,476	19,933
Consumer Portfolio Services, Inc. *	7,272	21,889
Credit Acceptance Corp. *	322	122,927
Encore Capital Group, Inc. *@	6,224	146,264
Enova International, Inc. *	8,364	162,763
Ezcorp, Inc., Class A *@	14,462	111,791
FirstCash, Inc.	13,459	973,759
Green Dot Corp., Class A *	12,631	1,004,417
LendingClub Corp. *@	41,757	109,821
Navient Corp.	25,118	221,290
Nelnet, Inc., Class A	8,024	419,976
OneMain Holdings, Inc. *	8,524	207,048
PRA Group, Inc. *	11,293	275,210
Regional Management Corp. *	3,472	83,502
Santander Consumer USA Holdings, Inc.	15,002	263,885
SLM Corp. *	5,461	45,381
World Acceptance Corp. *	2,452	250,741
		4,440,597
Containers & Packaging — 0.5%
AptarGroup, Inc.	2,585	243,171
Bemis Co., Inc.	2,270	104,193
Berry Plastics Group, Inc. *	3,917	186,175
Crown Holdings, Inc. *	4,548	189,060
Graphic Packaging Holding Co. @	7,664	81,545
Greif, Inc., Class B	1,193	52,969
Greif, Inc., Class A	5,187	192,490
Myers Industries, Inc.	11,631	175,744
Sealed Air Corp.	6,734	234,613
Silgan Holdings, Inc.	16,218	383,069
Sonoco Products Co.	870	46,223
UFP Technologies, Inc. *	913	27,427
		1,916,679
Distributors — 0.2%
Core-Mark Holding Co., Inc.	10,550	245,288
Pool Corp.	2,619	389,314
Weyco Group, Inc.	1,489	43,434
		678,036
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc. *	15,103	714,674
American Public Education, Inc. *	4,460	126,932
Bridgepoint Education, Inc. *	3,315	23,238
Bright Horizons Family Solutions, Inc. *	2,527	281,634
Career Education Corp. *	17,024	194,414
Carriage Services, Inc.	5,101	79,066
Collectors Universe, Inc.	1,790	20,334
frontdoor, Inc. *	2,710	72,113

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Graham Holdings Co., Class B	523	$335,023
Grand Canyon Education, Inc. *	8,480	815,267
H&R Block, Inc.	5,826	147,806
Houghton Mifflin Harcourt Co. *	14,959	132,537
K12, Inc. *	10,696	265,154
Regis Corp. *	10,591	179,518
Service Corp. International	4,000	161,040
ServiceMaster Global Holdings, Inc. *	5,420	199,131
Sotheby's *@	11,233	446,399
Strategic Education, Inc.	5,403	612,808
Universal Technical Institute, Inc. *	5,900	21,535
Weight Watchers International, Inc. *	6,398	246,643
		5,075,266
Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc.	1,856	21,882
Cannae Holdings, Inc. *	4,237	72,537
Jefferies Financial Group, Inc.	19,674	341,541
Marlin Business Services Corp.	4,273	95,416
On Deck Capital, Inc. *	14,292	84,323
Voya Financial, Inc.	10,248	411,355
		1,027,054
Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group, Inc. *	2,448	3,525
ATN International, Inc.	3,600	257,508
Cincinnati Bell, Inc. *	6,675	51,931
Cogent Communications Holdings, Inc.	11,951	540,305
Consolidated Communications Holdings, Inc. @	8,637	85,334
IDT Corp., Class B *	6,820	42,216
Intelsat SA *	9,952	212,873
Orbcomm, Inc. *	17,501	144,558
Vonage Holdings Corp. *	52,898	461,800
		1,800,050
Electric Utilities — 1.2%
Allete, Inc.	12,640	963,421
El Paso Electric Co.	11,005	551,681
Genie Energy Ltd., Class B	4,900	29,547
Hawaiian Electric Industries, Inc.	8,115	297,171
IDACORP, Inc.	3,214	299,095
MGE Energy, Inc.	7,437	445,923
OGE Energy Corp.	4,121	161,502
Otter Tail Corp.	8,433	418,614
PNM Resources, Inc.	20,971	861,698
Portland General Electric Co.	6,399	293,394
Spark Energy, Inc., Class A @	2,000	14,860
		4,336,906
Electrical Equipment — 1.1%
Allied Motion Technologies, Inc.	2,312	103,323
Atkore International Group, Inc. *	14,665	290,954
AZZ, Inc.	5,993	241,877
Babcock & Wilcox Enterprises, Inc. *	26,555	10,367
Encore Wire Corp.	4,184	209,953
EnerSys	12,065	936,365
Espey Manufacturing & Electronics Corp.	565	14,080
Generac Holdings, Inc. *	15,486	769,654
Hubbell, Inc.	621	61,690
LSI Industries, Inc.	3,137	9,944
Powell Industries, Inc.	3,021	75,555
Preformed Line Products Co.	1,398	75,842
Regal Beloit Corp.	6,159	431,438
Sunrun, Inc. *@	8,165	88,917
Thermon Group Holdings, Inc. *	7,945	161,125
TPI Composites, Inc. *	564	13,863
Ultralife Corp. *	3,600	24,300
Vicor Corp. *	7,156	270,425
		3,789,672
Electronic Equipment, Instruments & Components — 3.4%
Anixter International, Inc. *	9,193	499,272
Arrow Electronics, Inc. *	6,224	429,145
Avnet, Inc.	5,920	213,712
AVX Corp.	15,493	236,268
Badger Meter, Inc.	8,072	397,223
Bel Fuse, Inc., Class B	3,168	58,355
Belden, Inc. @	10,515	439,212
Benchmark Electronics, Inc.	7,901	167,343
Coherent, Inc. *	520	54,969
Control4 Corp. *	5,091	89,602
CTS Corp.	8,726	225,916
Daktronics, Inc.	11,985	88,689
Data I/O Corp. *	4,458	22,290
Electro Scientific Industries, Inc. *	9,034	270,659
ePlus, Inc. *	2,400	170,808
Fabrinet *	9,194	471,744
FARO Technologies, Inc. *	4,145	168,453
Flex Ltd. *	16,684	126,965
Frequency Electronics, Inc. *	1,400	14,840
IEC Electronics Corp. *	800	4,576
II-VI, Inc. *	15,632	507,415
Insight Enterprises, Inc. *	9,272	377,834
Itron, Inc. *	9,844	465,523
Kemet Corp.	14,541	255,049
Key Tronic Corp. *	1,700	9,605
Kimball Electronics, Inc. *	5,879	91,066
Knowles Corp. *	11,920	158,655
LightPath Technologies, Inc., Class A *@	4,009	5,973
Littelfuse, Inc.	4,934	846,082
Maxwell Technologies, Inc. *@	7,005	14,500
Mesa Laboratories, Inc. @	965	201,096
Methode Electronics, Inc.	9,109	212,149
MTS Systems Corp.	3,800	152,494
NAPCO Security Technologies, Inc. *	4,850	76,387
National Instruments Corp.	5,262	238,790
Novanta, Inc. *	4,922	310,086
OSI Systems, Inc. *	5,044	369,725
PAR Technology Corp. *	3,000	65,250
Park Electrochemical Corp.	6,063	109,558
PC Connection, Inc.	6,200	184,326
PCM, Inc. *	5,438	95,763
Perceptron, Inc. *	1,100	8,866
Plexus Corp. *	8,263	422,074
Richardson Electronics Ltd.	2,700	23,463
Rogers Corp. *	3,742	370,682
Sanmina Corp. *	16,932	407,384
Scansource, Inc. *	6,290	216,250
SYNNEX Corp.	3,640	294,258
Tech Data Corp. *	4,480	366,509
TTM Technologies, Inc. *	20,635	200,779
Vishay Intertechnology, Inc.	34,292	617,599

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Vishay Precision Group, Inc. *	3,234	$97,764
Wayside Technology Group, Inc.	315	3,150
Zebra Technologies Corp., Class A *	1,204	191,713
		12,117,858
Energy Equipment & Services — 1.1%
Archrock, Inc.	21,713	162,630
Basic Energy Services, Inc. *	3,202	12,296
Bristow Group, Inc. *@	4,322	10,503
CARBO Ceramics, Inc. *@	4,505	15,677
Core Laboratories NV	2,189	130,596
Dawson Geophysical Co. *	2,775	9,380
Diamond Offshore Drilling, Inc. *@	20,830	196,635
Dril-Quip, Inc. *	9,369	281,351
Ensco PLC @	47,451	168,926
Era Group, Inc. *	6,415	56,067
Exterran Corp. *	10,006	177,106
Forum Energy Technologies, Inc. *	13,194	54,491
Frank's International NV *@	12,111	63,219
Geospace Technologies Corp. *	1,646	16,970
Gulf Island Fabrication, Inc.	1,823	13,162
Helix Energy Solutions Group, Inc. *	17,953	97,126
Helmerich & Payne, Inc.	6,131	293,920
Hornbeck Offshore Services, Inc. *@	9,178	13,216
ION Geophysical Corp. *	1,706	8,837
KLX Energy Services Holdings, Inc. *	3,833	89,884
Matrix Service Co. *	6,910	123,965
McDermott International, Inc. *@	19,039	124,515
Mitcham Industries, Inc. *	2,601	6,659
Nabors Industries Ltd. @	50,859	101,718
Natural Gas Services Group, Inc. *	3,685	60,581
Newpark Resources, Inc. *	23,842	163,795
Noble Corp. PLC *@	29,917	78,383
Oceaneering International, Inc. *	19,653	237,801
Oil States International, Inc. *	7,268	103,787
Patterson-UTI Energy, Inc.	599	6,200
PHI, Inc. *@	2,300	4,255
Pioneer Energy Services Corp. *	29,293	36,030
RigNet, Inc. *	2,347	29,666
Rowan Cos. PLC, Class A *@	21,417	179,689
SEACOR Holdings, Inc. *	4,782	176,934
SEACOR Marine Holdings, Inc. *	5,046	59,341
Superior Energy Services, Inc. *	18,698	62,638
Tetra Technologies, Inc. *	15,222	25,573
Transocean Ltd. *@	46,000	319,240
U.S. Silica Holdings, Inc. @	13,442	136,840
Unit Corp. *	6,551	93,548
		4,003,150
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A @	6,707	82,362
Ballantyne Strong, Inc. *	3,464	3,984
Cinemark Holdings, Inc.	489	17,506
Global Eagle Entertainment, Inc. *@	2,123	4,734
Glu Mobile, Inc. *	14,543	117,362
IMAX Corp. *	4,817	90,608
Lions Gate Entertainment Corp., Class A	4,059	65,350
Lions Gate Entertainment Corp., Class B	3,845	57,214
Madison Square Garden Co. (The), Class A *	300	80,310
Marcus Corp. (The)	4,500	177,750
Reading International, Inc., Class A *	4,951	71,987
Rosetta Stone, Inc. *	4,575	75,030
World Wrestling Entertainment, Inc., Class A	625	46,700
Zynga, Inc., Class A *	155,342	610,494
		1,501,391
Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	6,913	206,630
Chefs' Warehouse Inc. (The) *	7,751	247,877
Ingles Markets, Inc., Class A	2,846	77,468
Natural Grocers by Vitamin Cottage, Inc. *	2,710	41,544
Performance Food Group Co. *	1,300	41,951
PriceSmart, Inc.	7,615	450,047
Smart & Final Stores, Inc. *	6,519	30,900
SpartanNash Co.	8,657	148,727
Sprouts Farmers Market, Inc. *	8,100	190,431
United Natural Foods, Inc. *	8,554	90,587
Village Super Market, Inc., Class A	2,388	63,855
Weis Markets, Inc.	6,390	305,314
		1,895,331
Food Products — 1.7%
B&G Foods, Inc. @	23,846	689,388
Cal-Maine Foods, Inc.	10,494	443,896
Calavo Growers, Inc. @	5,041	367,791
Coffee Holding Co., Inc. *	600	2,118
Darling Ingredients, Inc. *	37,935	729,869
Dean Foods Co.	11,073	42,188
Farmer Bros. Co. *	4,956	115,623
Flowers Foods, Inc.	3,978	73,474
Fresh Del Monte Produce, Inc.	13,192	372,938
Hostess Brands, Inc. *	4,664	51,024
J&J Snack Foods Corp.	4,900	708,491
John B. Sanfilippo & Son, Inc.	2,650	147,499
Lancaster Colony Corp.	5,159	912,421
Landec Corp. *	9,074	107,436
Lifeway Foods, Inc. *	3,800	7,144
Limoneira Co.	2,072	40,508
Post Holdings, Inc. *	1,658	147,778
Rocky Mountain Chocolate Factory, Inc.	1,260	10,597
Sanderson Farms, Inc. @	6,194	615,002
Seaboard Corp.	13	45,994
Seneca Foods Corp., Class A *	2,138	60,334
Tootsie Roll Industries, Inc. @	8,207	274,114
TreeHouse Foods, Inc. *	225	11,410
		5,977,037
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	3,064	249,103
National Fuel Gas Co. @	2,585	132,300
New Jersey Resources Corp.	19,713	900,293
Northwest Natural Holding Co.	6,553	396,194
ONE Gas, Inc.	9,334	742,987
RGC Resources, Inc.	600	17,976
South Jersey Industries, Inc. @	17,084	474,935
Southwest Gas Corp.	4,554	348,381
Spire, Inc.	11,344	840,364
		4,102,533
Health Care Equipment & Supplies — 3.6%
Accuray, Inc. *	14,711	50,164
Angiodynamics, Inc. *	8,960	180,365
Anika Therapeutics, Inc. *	4,206	141,364
Apollo Endosurgery, Inc. *@	1,905	6,572
Atrion Corp.	539	399,442
Avanos Medical, Inc. *	9,638	431,686
Cantel Medical Corp.	10,310	767,579
Conmed Corp.	7,150	459,030

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
CryoLife, Inc. *	12,089	$343,086
Cutera, Inc. *	3,187	54,243
DexCom, Inc. *	3,018	361,556
Electromed, Inc. *	2,929	14,909
FONAR Corp. *	1,982	40,116
Globus Medical, Inc., Class A *	18,325	793,106
Haemonetics Corp. *	12,126	1,213,206
Heska Corp. *	1,387	119,421
ICU Medical, Inc. *	3,065	703,816
Inogen, Inc. *	3,628	450,489
Insulet Corp. *@	2,127	168,714
Integer Holdings Corp. *	7,181	547,623
Integra LifeSciences Holdings Corp. *	16,147	728,230
IntriCon Corp. *	1,000	26,380
Invacare Corp. @	9,456	40,661
Iridex Corp. *	671	3,154
Lantheus Holdings, Inc. *	10,055	157,361
LeMaitre Vascular, Inc.	5,488	129,736
LivaNova PLC *	5,780	528,697
Masimo Corp. *	3,574	383,740
Meridian Bioscience, Inc.	15,309	265,764
Merit Medical Systems, Inc. *	11,860	661,907
Misonix, Inc. *	2,200	35,222
Natus Medical, Inc. *	7,664	260,806
Neogen Corp. *	7,090	404,130
NuVasive, Inc. *	9,715	481,475
Nuvectra Corp. *	4,525	73,938
OraSure Technologies, Inc. *	14,221	166,101
Orthofix Medical, Inc. *	3,915	205,498
Penumbra, Inc. *@	568	69,410
Quidel Corp. *	7,203	351,650
RTI Surgical, Inc. *	15,534	57,476
SeaSpine Holdings Corp. *	2,964	54,063
SurModics, Inc. *	4,156	196,413
Utah Medical Products, Inc.	831	69,039
Varex Imaging Corp. *	2,200	52,096
West Pharmaceutical Services, Inc.	1,000	98,030
		12,747,464
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. *@	4,406	113,278
Addus HomeCare Corp. *	3,267	221,764
Amedisys, Inc. *	10,787	1,263,266
American Renal Associates Holdings, Inc. *	3,424	39,444
AMN Healthcare Services, Inc. *	12,615	714,766
BioScrip, Inc. *	9,341	33,347
BioTelemetry, Inc. *	9,637	575,522
Brookdale Senior Living, Inc. *	15,683	105,076
Capital Senior Living Corp. *	10,327	70,224
Chemed Corp.	4,206	1,191,476
Civitas Solutions, Inc. *	2,842	49,763
Corvel Corp. *	5,100	314,772
Cross Country Healthcare, Inc. *	10,203	74,788
CynergisTek, Inc. *	2,905	13,770
Digirad Corp.	2,100	1,197
Diplomat Pharmacy, Inc. *@	7,290	98,123
Ensign Group, Inc. (The)	12,996	504,115
HealthEquity, Inc. *	7,664	457,158
LHC Group, Inc. *	7,449	699,312
Magellan Health, Inc. *	6,579	374,279
Medcath Corp. *§	3,122	—
MEDNAX, Inc. *	2,085	68,805
Molina Healthcare, Inc. *	2,071	240,692
National Healthcare Corp.	3,000	235,350
National Research Corp., Class A	5,162	196,879
Owens & Minor, Inc. @	7,490	47,412
Patterson Cos., Inc. @	6,194	121,774
Premier, Inc., Class A *	1,300	48,555
Providence Service Corp. (The) *	3,126	187,622
Psychemedics Corp.	2,439	38,707
Quorum Health Corp. *	3,902	11,277
R1 RCM, Inc. *	4,901	38,963
RadNet, Inc. *	14,650	148,990
Select Medical Holdings Corp. *	33,903	520,411
Surgery Partners, Inc. *	1,077	10,544
Tenet Healthcare Corp. *	16,691	286,084
Tivity Health, Inc. *	9,735	241,525
Triple-S Management Corp., Class B *	5,369	93,367
U.S. Physical Therapy, Inc.	2,650	271,227
		9,723,624
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc. *	47,890	461,659
athenahealth, Inc. *	1,140	150,400
Computer Programs & Systems, Inc.	2,670	67,017
Evolent Health, Inc., Class A *@	3,026	60,369
HealthStream, Inc.	7,364	177,841
HMS Holdings Corp. *	20,254	569,745
Medidata Solutions, Inc. *	1,212	81,713
NextGen Healthcare, Inc. *	14,776	223,856
Omnicell, Inc. *	8,824	540,382
Simulations Plus, Inc.	3,432	68,297
		2,401,279
Hotels, Restaurants & Leisure — 3.6%
BBX Capital Corp.	2,088	11,964
Belmond Ltd., Class A *	22,738	569,132
Biglari Holdings, Inc., Class A *	7	4,114
Biglari Holdings, Inc., Class B *	74	8,405
BJ's Restaurants, Inc.	6,584	332,953
Bloomin' Brands, Inc.	25,380	454,048
Bojangles', Inc. *	3,962	63,709
Brinker International, Inc. @	14,448	635,423
Caesars Entertainment Corp. *	30,192	205,004
Carrols Restaurant Group, Inc. *	8,916	87,733
Cheesecake Factory, Inc. (The)	12,568	546,834
Choice Hotels International, Inc.	10,908	780,795
Churchill Downs, Inc.	1,439	351,030
Chuy's Holdings, Inc. *	5,251	93,153
Cracker Barrel Old Country Store, Inc. @	3,034	485,015
Dave & Buster's Entertainment, Inc.	8,459	376,933
Del Frisco's Restaurant Group, Inc. *	2,470	17,660
Del Taco Restaurants, Inc. *	11,150	111,388
Denny's Corp. *	20,830	337,654
DineEquity, Inc. @	1,127	75,892
Dover Motorsports, Inc.	4,000	7,520
Drive Shack, Inc. *	17,393	68,181
Dunkin' Brands Group, Inc.	5,347	342,850
El Pollo Loco Holdings, Inc. *	4,284	64,988
Eldorado Resorts, Inc. *@	7,498	271,503
Extended Stay America, Inc.	8,000	124,000
Famous Dave's of America, Inc. *@	2,602	11,943
Fiesta Restaurant Group, Inc. *	8,023	124,437

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Habit Restaurants, Inc. (The), Class A *	2,386	$25,053
Hilton Grand Vacations, Inc. *	559	14,752
International Game Technology PLC @	969	14,176
Jack in the Box, Inc.	8,843	686,482
Lindblad Expeditions Holdings, Inc. *	9,143	123,065
Luby's, Inc. *	7,260	8,712
Marriott Vacations Worldwide Corp.	11,562	815,237
Monarch Casino & Resort, Inc. *	1,490	56,829
Nathan's Famous, Inc.	1,394	92,631
Papa John's International, Inc. @	12,036	479,153
Papa Murphy's Holdings, Inc. *@	672	3,192
Penn National Gaming, Inc. *	11,868	223,474
Planet Fitness, Inc. Class A *	14,937	800,922
Playa Hotels & Resorts NV *	1,000	7,190
Potbelly Corp. *	6,131	49,355
RCI Hospitality Holdings, Inc.	2,209	49,327
Red Lion Hotels Corp. *	7,375	60,475
Red Robin Gourmet Burgers, Inc. *	2,986	79,786
Ruth's Hospitality Group, Inc.	7,088	161,110
Scientific Games Corp., Class A *@	900	16,092
SeaWorld Entertainment, Inc. *	3,757	82,992
Shake Shack, Inc., Class A *	2,567	116,593
Six Flags Entertainment Corp. @	2,932	163,107
Speedway Motorsports, Inc.	4,469	72,711
Texas Roadhouse, Inc.	17,624	1,052,153
Town Sports International Holdings, Inc. *	8,000	51,200
Wendy's Co. (The)	49,718	776,098
Wingstop, Inc.	2,302	147,765
		12,793,893
Household Durables — 1.8%
Bassett Furniture Industries, Inc.	2,600	52,104
Beazer Homes USA, Inc. *	1,643	15,576
Cavco Industries, Inc. *	2,107	274,711
Century Communities, Inc. *	5,284	91,202
CSS Industries, Inc.	2,100	18,837
Dixie Group, Inc. (The) *	1,200	843
Ethan Allen Interiors, Inc.	8,443	148,512
Flexsteel Industries, Inc.	1,493	32,965
Green Brick Partners, Inc. *	4,024	29,134
Hamilton Beach Brands Holding Co., Class A	2,000	46,920
Helen of Troy Ltd. *	7,429	974,536
Hooker Furniture Corp.	2,500	65,850
Installed Building Products, Inc. *	6,010	202,477
iRobot Corp. *@	6,627	554,945
KB Home	22,962	438,574
La-Z-Boy, Inc.	12,996	360,119
Leggett & Platt, Inc.	1,783	63,903
Libbey, Inc.	7,340	28,479
Lifetime Brands, Inc.	3,200	32,096
M.D.C. Holdings, Inc.	12,074	339,400
M/I Homes, Inc. *	5,641	118,574
Meritage Homes Corp. *	10,314	378,730
New Home Co., Inc. (The) *@	3,433	17,955
Orleans Homebuilders, Inc. *@§~	4,953	—
PulteGroup, Inc.	12,367	321,418
Skyline Champion Corp.	2,906	42,689
Taylor Morrison Home Corp., Class A *	9,818	156,106
Tempur Sealy International, Inc. *	6,494	268,852
Toll Brothers, Inc.	8,091	266,437
TopBuild Corp. *	4,720	212,400
TRI Pointe Group, Inc. *@	35,203	384,769
Tupperware Brands Corp.	11,712	369,748
Universal Electronics, Inc. *	3,832	96,873
William Lyon Homes, Class A *	5,111	54,636
ZAGG, Inc. *	6,699	65,516
		6,525,886
Household Products — 0.5%
Central Garden & Pet Co. *@	3,317	114,271
Central Garden & Pet Co., Class A *	7,899	246,844
Energizer Holdings, Inc.	11,460	517,419
Orchids Paper Products Co. *@	2,619	2,462
Spectrum Brands Holdings, Inc.	3,776	159,536
WD-40 Co. @	4,702	861,688
		1,902,220
Independent Power Producers & Energy Traders — 0.3%
AES Corp.	2,079	30,062
Atlantica Yield PLC	1,800	35,280
Clearway Energy, Inc., Class A	6,260	105,919
Clearway Energy, Inc., Class C	11,658	201,101
Ormat Technologies, Inc.	8,775	458,933
Pattern Energy Group, Inc.	11,892	221,429
TerraForm Power, Inc., Class A	1,900	21,318
		1,074,042
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	1,200	120,624
Raven Industries, Inc.	9,755	353,033
		473,657
Insurance — 4.8%
Ambac Financial Group, Inc. *	10,249	176,693
American Equity Investment Life Holding Co.	23,614	659,775
American National Insurance Co.	1,527	194,295
AMERISAFE, Inc.	5,931	336,228
Argo Group International Holdings Ltd.	8,037	540,488
Aspen Insurance Holdings Ltd.	18,484	776,143
Assurant, Inc.	4,262	381,193
Assured Guaranty Ltd.	4,329	165,714
Atlas Financial Holdings, Inc. *	1,218	9,854
Axis Capital Holdings Ltd.	3,964	204,701
Brighthouse Financial, Inc. *	5,795	176,632
Citizens, Inc. *@	11,958	89,924
CNO Financial Group, Inc.	45,733	680,507
Crawford & Co., Class B	4,945	44,505
Crawford & Co., Class A	10,528	93,699
Donegal Group, Inc., Class A	5,984	81,652
eHealth, Inc. *	4,939	189,756
EMC Insurance Group, Inc.	5,700	181,545
Employers Holdings, Inc.	8,660	363,460
Enstar Group Ltd. *	1,353	226,722
Erie Indemnity Co., Class A	856	114,113
FBL Financial Group, Inc., Class A	6,270	411,626
FedNat Holding Co.	4,368	87,011
First Acceptance Corp. *	9,380	9,755
First American Financial Corp.	6,017	268,599
Genworth Financial, Inc., Class A *	14,918	69,518
Global Indemnity Ltd.	3,524	127,675
Greenlight Capital Re Ltd., Class A *@	9,364	80,718
Hallmark Financial Services, Inc. *	5,700	60,933
Hanover Insurance Group, Inc. (The)	1,341	156,589
HCI Group, Inc.	3,024	153,649
Health Insurance Innovations, Inc., Class A *@	1,669	44,612
Heritage Insurance Holdings, Inc.	3,869	56,952
Horace Mann Educators Corp.	9,539	357,236
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Independence Holding Co.	3,520	$123,904
Investors Title Co.	393	69,435
James River Group Holdings Ltd.	829	30,292
Kemper Corp.	19,148	1,271,044
Kingstone Cos, Inc.	2,759	48,807
Kinsale Capital Group, Inc.	400	22,224
Maiden Holdings Ltd.	18,753	30,942
MBIA, Inc. *	29,495	263,095
Mercury General Corp.	12,090	625,174
National General Holdings Corp.	17,357	420,213
Navigators Group, Inc. (The)	7,200	500,328
Old Republic International Corp.	20,110	413,663
Primerica, Inc.	10,078	984,721
ProAssurance Corp.	11,624	471,469
Protective Insurance Corp.	1,818	30,270
RenaissanceRe Holdings Ltd.	2,378	317,939
RLI Corp.	12,592	868,722
Safety Insurance Group, Inc.	3,796	310,551
Selective Insurance Group, Inc.	13,673	833,233
State Auto Financial Corp.	9,300	316,572
Stewart Information Services Corp.	5,055	209,277
Third Point Reinsurance Ltd. *	655	6,314
Unico American Corp. *	1,700	10,795
United Fire Group, Inc.	6,100	338,245
United Insurance Holdings Corp. @	9,819	163,192
Universal Insurance Holdings, Inc.	12,620	478,550
Unum Group	10,825	318,039
White Mountains Insurance Group Ltd.	28	24,015
		17,073,497
Interactive Media & Services — 0.1%
ANGI Homeservices, Inc., Class A *	2,836	45,575
DHI Group, Inc. *	8,881	13,499
Liberty TripAdvisor Holdings, Inc., Class A *	3,488	55,424
Meet Group, Inc. (The) *	26,238	121,482
QuinStreet, Inc. *	5,714	92,738
Travelzoo, Inc. *	2,482	24,398
TripAdvisor, Inc. *	2,162	116,618
Yelp, Inc. *	812	28,412
Zedge, Inc., Class B *	2,411	5,902
		504,048
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A *	8,747	106,976
Etsy, Inc. *	4,515	214,779
FTD Cos., Inc. *	7,083	10,483
Gaia, Inc. *@	1,407	14,576
Groupon, Inc. *	8,500	27,200
Liberty Expedia Holdings, Inc., Class A *	1,750	68,442
Liquidity Services, Inc. *	11,034	68,080
NutriSystem, Inc.	7,768	340,860
Overstock.com, Inc. *@	4,366	59,290
PetMed Express, Inc. @	6,065	141,072
Shutterfly, Inc. *@	9,241	372,043
Shutterstock, Inc.	4,226	152,178
Stamps.com, Inc. *	2,543	395,792
		1,971,771
IT Services — 2.2%
Alithya Group, Inc., Class A *	2,741	6,496
Booz Allen Hamilton Holding Corp.	8,116	365,788
CACI International, Inc., Class A *	6,111	880,167
Carbonite, Inc. *	7,780	196,523
Cardtronics PLC, Class A *	5,567	144,742
Cass Information Systems, Inc.	3,640	192,629
Computer Task Group, Inc. *	4,027	16,430
Conduent, Inc. *	3,934	41,818
CoreLogic, Inc. *	4,731	158,110
CSG Systems International, Inc.	9,625	305,786
Endurance International Group Holdings, Inc. *	1,300	8,645
EPAM Systems, Inc. *	2,126	246,637
Euronet Worldwide, Inc. *	1,100	112,618
Everi Holdings, Inc. *	4,400	22,660
ExlService Holdings, Inc. *	9,262	487,367
GTT Communications, Inc. *@	7,000	165,620
Hackett Group, Inc. (The)	7,235	115,832
Internap Corp. *@	3,747	15,550
Limelight Networks, Inc. *	30,307	70,918
Liveramp Hldgs, Inc. *	28,195	1,089,173
Luxoft Holding, Inc. *	600	18,252
Mantech International Corp., Class A	5,860	306,449
MoneyGram International, Inc. *	6,731	13,462
NIC, Inc.	16,603	207,205
Okta, Inc. *	2,800	178,640
Perficient, Inc. *	9,692	215,744
PFSweb, Inc. *	6,940	35,602
PRGX Global, Inc. *	4,649	44,026
Sabre Corp.	7,908	171,129
Science Applications International Corp.	11,148	710,128
ServiceSource International, Inc. *	10,651	11,503
Steel Connect, Inc. *	6,850	11,851
SYKES Enterprises, Inc. *	11,744	290,429
Travelport Worldwide Ltd.	21,337	333,284
TTEC Holdings, Inc.	11,596	331,298
Twilio, Inc., Class A *@	1,805	161,187
Virtusa Corp. *	8,074	343,872
		8,027,570
Leisure Equipment & Products — 0.4%
American Outdoor Brands Corp. *	11,555	148,597
Brunswick Corp.	1,501	69,721
Callaway Golf Co.	21,022	321,637
Clarus Corp.	1,900	19,228
Escalade, Inc.	1,950	22,328
Jakks Pacific, Inc. *@	5,129	7,540
Johnson Outdoors, Inc., Class A	1,000	58,740
Malibu Boats, Inc., Class A *	4,760	165,648
Marine Products Corp.	4,652	78,665
MasterCraft Boat Holdings, Inc. *	2,852	53,332
Mattel, Inc. *@	11,512	115,005
Nautilus, Inc. *	7,268	79,221
Polaris Industries, Inc.	1,300	99,684
Vista Outdoor, Inc. *	4,965	56,353
		1,295,699
Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories, Inc., Class A *	1,300	301,886
Bio-Techne Corp.	815	117,947
Bruker Corp.	2,743	81,659
Cambrex Corp. *	7,454	281,463
Enzo Biochem, Inc. *	16,338	45,420
Harvard Bioscience, Inc. *	10,123	32,191

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Luminex Corp.	10,896	$251,806
NeoGenomics, Inc. *	4,184	52,760
PRA Health Sciences, Inc. *	1,931	177,575
Syneos Health, Inc. *	2,308	90,820
		1,433,527
Machinery — 5.1%
Actuant Corp., Class A	13,999	293,839
AGCO Corp.	2,451	136,447
Alamo Group, Inc.	3,567	275,800
Albany International Corp., Class A	9,747	608,505
Allison Transmission Holdings, Inc.	6,606	290,069
Altra Industrial Motion Corp.	9,860	247,979
Astec Industries, Inc.	4,624	139,599
Barnes Group, Inc.	13,507	724,245
Blue Bird Corp. *@	2,584	47,003
Briggs & Stratton Corp.	11,874	155,312
Chart Industries, Inc. *	6,711	436,416
CIRCOR International, Inc.	4,536	96,617
Columbus McKinnon Corp.	5,051	152,237
Commercial Vehicle Group, Inc. *	3,758	21,421
Crane Co.	1,462	105,527
DMC Global, Inc.	3,484	122,358
Donaldson Co., Inc.	5,841	253,441
Douglas Dynamics, Inc.	6,768	242,904
Eastern Co. (The)	1,272	30,757
EnPro Industries, Inc.	4,740	284,874
ESCO Technologies, Inc.	5,761	379,938
Federal Signal Corp.	16,169	321,763
Flowserve Corp.	3,035	115,391
Franklin Electric Co., Inc.	13,269	568,975
FreightCar America, Inc. *	1,800	12,042
Gardner Denver Holdings, Inc. *	6,065	124,029
Global Brass & Copper Holdings, Inc.	6,925	174,164
Gorman-Rupp Co. (The)	6,055	196,243
Graham Corp.	2,904	66,327
Greenbrier Cos., Inc. (The)	6,690	264,523
Harsco Corp. *	19,401	385,304
Hillenbrand, Inc.	17,458	662,182
Hurco Cos., Inc.	1,000	35,700
Hyster-Yale Materials Handling, Inc.	2,000	123,920
ITT, Inc.	4,948	238,840
John Bean Technologies Corp.	8,769	629,702
Kadant, Inc.	3,400	276,964
Kennametal, Inc.	14,622	486,620
LB Foster Co., Class A *	3,471	55,189
Lincoln Electric Holdings, Inc.	2,599	204,931
Lindsay Corp.	2,399	230,904
Lydall, Inc. *	3,767	76,508
Manitex International, Inc. *	1,300	7,384
Manitowoc Co., Inc. (The) *	7,249	107,068
Meritor, Inc. *	24,635	416,578
Middleby Corp. *@	529	54,344
Milacron Holdings Corp. *	1,600	19,024
Miller Industries, Inc.	2,958	79,866
Mueller Industries, Inc.	17,150	400,624
Mueller Water Products, Inc., Class A	41,506	377,705
Navistar International Corp. *	6,372	165,353
NN, Inc.	6,764	45,386
Omega Flex, Inc.	1,525	82,457
Oshkosh Corp.	700	42,917
Park-Ohio Holdings Corp.	3,551	108,980
Perma-Pipe International Holdings, Inc. *	1,900	16,625
Proto Labs, Inc. *	5,527	623,390
RBC Bearings, Inc. *	5,604	734,684
Rexnord Corp. *	24,475	561,701
Spartan Motors, Inc.	10,808	78,142
SPX Corp. *	6,967	195,146
SPX FLOW, Inc. *	6,533	198,734
Standex International Corp.	3,825	256,963
Sun Hydraulics Corp.	5,762	191,241
Tennant Co.	4,939	257,371
Terex Corp.	11,454	315,787
Timken Co. (The)	11,431	426,605
Titan International, Inc.	16,288	75,902
Toro Co. (The)	4,255	237,769
Trimas Corp. *	12,810	349,585
Trinity Industries, Inc.	5,561	114,501
Twin Disc, Inc. *	4,162	61,390
Wabash National Corp.	18,137	237,232
WABCO Holdings, Inc. *	1,143	122,690
Watts Water Technologies, Inc., Class A	7,800	503,334
Welbilt, Inc. *	32,658	362,830
		18,124,817
Marine — 0.2%
Costamare, Inc.	5,728	25,146
Eagle Bulk Shipping, Inc. *	3,052	14,070
Kirby Corp. *	4,949	333,365
Matson, Inc.	10,731	343,606
Scorpio Bulkers, Inc.	4,203	23,242
		739,429
Media — 1.6%
AH Belo Corp., Class A	3,878	13,069
AMC Networks, Inc., Class A *@	4,654	255,412
Beasley Broadcast Group, Inc., Class A	1,657	6,214
Cable One, Inc.	100	82,010
Central European Media Enterprises Ltd., Class A *@	4,512	12,543
Clear Channel Outdoor Holdings, Inc., Class A	3,398	17,636
Entercom Communications Corp., Class A @	4,435	25,324
Entravision Communications Corp., Class A	20,577	59,879
EW Scripps Co. (The), Class A	17,365	273,151
Gannett Co., Inc. @	19,363	165,166
GCI Liberty, Inc., Class A *@	8,984	369,781
Gray Television, Inc. *	15,960	235,250
Hemisphere Media Group, Inc. *	2,950	35,813
John Wiley & Sons, Inc., Class A	10,578	496,849
McClatchy Co. (The), Class A *	73	558
Meredith Corp. @	9,652	501,325
MSG Networks, Inc., Class A *	12,409	292,356
National CineMedia, Inc.	9,576	62,053
New Media Investment Group, Inc.	5,037	58,278
New York Times Co. (The), Class A @	39,959	890,686
News Corp., Class A	9,159	103,955
News Corp., Class B	3,559	41,106
Nexstar Media Group, Inc. @	11,553	908,528
Saga Communications, Inc., Class A	1,116	37,085
Salem Media Group, Inc., Class A	1,041	2,176
Scholastic Corp.	7,171	288,704
Sinclair Broadcast Group, Inc., Class A	17,023	448,386
TechTarget, Inc. *	4,551	55,568
Tribune Publishing Co. *	4,438	50,327
Urban One, Inc. *@	6,700	10,787
		5,799,975

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining — 1.5%
AK Steel Holding Corp. *@	41,100	$92,475
Alcoa Corp. *	13,522	359,415
Allegheny Technologies, Inc. *@	21,731	473,084
Ampco-Pittsburgh Corp. *	1,498	4,644
Carpenter Technology Corp.	9,739	346,806
Century Aluminum Co. *	20,953	153,166
Cleveland-Cliffs, Inc. *@	42,686	328,255
Coeur Mining, Inc. *	19,749	88,278
Commercial Metals Co.	31,042	497,293
Compass Minerals International, Inc.	7,742	322,764
Ferroglobe PLC	20,848	33,148
Ferroglobe Representation & Warranty Insurance Trust §~	24,025	—
Friedman Industries, Inc.	700	4,935
Gold Resource Corp.	16,351	65,404
Haynes International, Inc.	1,520	40,128
Hecla Mining Co.	48,568	114,620
Kaiser Aluminum Corp.	4,533	404,752
Materion Corp.	5,300	238,447
McEwen Mining, Inc. @	21,736	39,560
Olympic Steel, Inc.	1,900	27,113
Reliance Steel & Aluminum Co.	4,576	325,674
Royal Gold, Inc.	1,525	130,616
Ryerson Holding Corp. *	6,828	43,290
Schnitzer Steel Industries, Inc., Class A	8,719	187,894
SunCoke Energy, Inc. *	18,141	155,106
TimkenSteel Corp. *@	11,317	98,911
United States Steel Corp.	9,143	166,768
Universal Stainless & Alloy Products, Inc. *	1,092	17,701
Worthington Industries, Inc.	14,522	505,946
		5,266,193
Multi-Utilities — 0.8%
Avista Corp.	25,390	1,078,567
Black Hills Corp.	10,799	677,961
MDU Resources Group, Inc.	5,285	125,994
NorthWestern Corp.	11,897	707,158
Unitil Corp.	4,584	232,134
Vectren Corp.	728	52,402
		2,874,216
Multiline Retail — 0.2%
Big Lots, Inc.	14,777	427,351
Dillard's, Inc., Class A @	1,249	75,327
J.C. Penney Co., Inc. *@	37,504	39,004
Ollie's Bargain Outlet Holdings, Inc. *	4,252	282,801
Tuesday Morning Corp. *@	9,803	16,665
		841,148
Oil, Gas & Consumable Fuels — 2.7%
Abraxas Petroleum Corp. *	28,096	30,625
Adams Resources & Energy, Inc.	900	34,839
Antero Resources Corp. *	14,321	134,474
Approach Resources, Inc. *@	1,249	1,089
Arch Coal, Inc., Class A @	5,549	460,512
Ardmore Shipping Corp. *	1,612	7,528
Bonanza Creek Energy, Inc. *	1,752	36,214
California Resources Corp. *	1,945	33,143
Callon Petroleum Co. *@	31,063	201,599
Carrizo Oil & Gas, Inc. *	559	6,311
Centennial Resource Development, Inc., Class A *@	12,753	140,538
Chesapeake Energy Corp. *@	18,660	39,186
Clean Energy Fuels Corp. *	22,203	38,189
Cloud Peak Energy, Inc. *	9,186	3,365
CNX Resources Corp. *	19,013	217,128
CONSOL Energy, Inc. *	2,376	75,343
Contango Oil & Gas Co. *	3,109	10,104
CVR Energy, Inc.	1,556	53,651
Delek US Holdings, Inc.	23,251	755,890
Denbury Resources, Inc. *@	32,490	55,558
DHT Holdings, Inc.	19,547	76,624
Dorian LPG Ltd. *	8,036	46,850
Earthstone Energy, Inc. Class A *	3,602	16,281
Eclipse Resources Corp. *@	9,526	10,002
EnLink Midstream LLC @	18,577	176,296
EP Energy Corp., Class A *	9,937	6,956
Evolution Petroleum Corp.	8,084	55,133
Extraction Oil & Gas, Inc. *@	1,577	6,765
GasLog Ltd.	18,166	299,012
Goodrich Petroleum Corp. *	401	5,414
Green Plains, Inc.	9,194	120,533
Gulfport Energy Corp. *	12,179	79,772
Halcon Resources Corp. *@	7,203	12,245
HighPoint Resources Corp. *	21,993	54,763
International Seaways, Inc. *	4,383	73,810
Kosmos Energy Ltd. *	63,708	259,292
Laredo Petroleum, Inc. *	36,599	132,488
Matador Resources Co. *@	18,366	285,224
Midstates Petroleum Co., Inc. *	579	4,348
Murphy Oil Corp.	10,119	236,683
NACCO Industries, Inc., Class A	1,000	33,900
Newfield Exploration Co. *	8,397	123,100
Oasis Petroleum, Inc. *	38,552	213,193
Overseas Shipholding Group, Inc., Class A *	11,837	19,649
Pacific Ethanol, Inc. *	12,792	11,014
Panhandle Oil & Gas, Inc., Class A	5,216	80,848
Par Pacific Holdings, Inc. *	4,135	58,634
Parsley Energy, Inc., Class A *	12,415	198,392
PBF Energy, Inc., Class A	23,970	783,100
PDC Energy, Inc. *	11,615	345,662
Peabody Energy Corp.	15,042	458,480
Penn Virginia Corp. *	1,880	101,633
QEP Resources, Inc. *	23,580	132,755
Range Resources Corp. @	9,528	91,183
Renewable Energy Group, Inc. *@	11,376	292,363
Resolute Energy Corp. *@	2,115	61,293
Rex American Resources Corp. *	1,575	107,273
Ring Energy, Inc. *	11,864	60,269
Sanchez Energy Corp. *@	9,678	2,613
SandRidge Energy, Inc. *	4,227	32,168
Scorpio Tankers, Inc. @	42,198	74,269
SemGroup Corp., Class A	9,580	132,012
Ship Finance International Ltd.	20,026	210,874
SilverBow Resources, Inc. *	1,024	24,207
SM Energy Co.	13,539	209,584
Southwestern Energy Co. *@	85,859	292,779
SRC Energy, Inc. *@	47,630	223,861
Talos Energy, Inc. *	4,465	72,869
Teekay Corp. @	5,035	16,817
Ultra Petroleum Corp. *@	7,738	5,882

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
W&T Offshore, Inc. *	31,492	$129,747
Whiting Petroleum Corp. *@	13,670	310,172
World Fuel Services Corp.	6,251	133,834
WPX Energy, Inc. *	20,308	230,496
		9,568,702
Paper & Forest Products — 0.7%
Boise Cascade Co.	9,706	231,488
Clearwater Paper Corp. *	5,623	137,033
Domtar Corp.	13,884	487,745
Louisiana-Pacific Corp.	32,123	713,773
Mercer International, Inc.	13,909	145,210
Neenah Paper, Inc.	3,300	194,436
P. H. Glatfelter Co.	10,448	101,972
Resolute Forest Products, Inc.	8,572	67,976
Schweitzer-Mauduit International, Inc.	8,407	210,595
Verso Corp. Class A *	5,404	121,050
		2,411,278
Personal Products — 0.8%
CCA Industries, Inc. *	556	1,223
Coty, Inc., Class A	30,991	203,301
Edgewell Personal Care Co. *	5,042	188,319
Inter Parfums, Inc.	10,446	684,944
Medifast, Inc.	3,532	441,571
Natural Alternatives International, Inc. *	1,000	9,830
Natural Health Trends Corp. @	1,100	20,339
Natures Sunshine Products, Inc. *	1,700	13,855
Nu Skin Enterprises, Inc., Class A	8,973	550,314
Revlon, Inc., Class A *@	5,298	133,456
United-Guardian, Inc.	600	11,004
USANA Health Sciences, Inc. *	6,574	773,957
		3,032,113
Pharmaceuticals — 0.8%
Adamis Pharmaceuticals Corp. *@	2,905	6,536
Akorn, Inc. *	7,475	25,340
Amneal Pharmaceuticals, Inc. *@	16,335	221,012
Amphastar Pharmaceuticals, Inc. *	12,394	246,641
ANI Pharmaceuticals, Inc. *	2,753	123,940
Aratana Therapeutics, Inc. *	16,344	100,189
Assertio Therapeutics, Inc. *	7,708	27,826
Catalent, Inc. *	3,187	99,371
Corcept Therapeutics, Inc. *@	6,100	81,496
Cumberland Pharmaceuticals, Inc. *	5,912	37,246
Endo International PLC *	13,442	98,127
Horizon Pharma PLC *	8,517	166,422
Innoviva, Inc. *	9,199	160,523
Intra-Cellular Therapies, Inc. *	3,760	42,826
Lannett Co., Inc. *@	4,608	22,856
Mallinckrodt PLC *@	7,995	126,321
Melinta Therapeutics, Inc. *@	3,225	2,556
Otonomy, Inc. *	6,289	11,635
Perrigo Co. PLC	2,776	107,570
Phibro Animal Health Corp., Class A	3,593	115,551
Prestige Consumer Healthcare Inc *@	11,257	347,616
SCYNEXIS, Inc. *	9,050	4,359
Supernus Pharmaceuticals, Inc. *	12,411	412,293
Taro Pharmaceutical Industries Ltd.	250	21,160
Tetraphase Pharmaceuticals, Inc. *	11,038	12,473
Zogenix, Inc. *@	2,380	86,775
Zynerba Pharmaceuticals, Inc. *@	1,626	4,829
		2,713,489
Professional Services — 2.1%
Acacia Research Corp. *	7,978	23,774
Asgn, Inc. *	15,403	839,464
Barrett Business Services, Inc.	1,975	113,069
CBIZ, Inc. *	12,918	254,485
CRA International, Inc.	2,200	93,610
Dun & Bradstreet Corp.	1,122	160,154
Exponent, Inc.	13,302	674,544
Forrester Research, Inc.	4,906	219,298
Franklin Covey Co. *	4,570	102,048
FTI Consulting, Inc. *	9,657	643,542
GP Strategies Corp. *	5,007	63,138
Heidrick & Struggles International, Inc.	4,281	133,524
Hill International, Inc. *	10,450	32,186
Huron Consulting Group, Inc. *	5,178	265,683
ICF International, Inc.	4,955	320,985
Innerworkings, Inc. *	15,440	57,746
Insperity, Inc.	11,400	1,064,304
Kelly Services, Inc., Class A	7,420	151,962
Kforce, Inc.	6,360	196,651
Korn/Ferry International	13,550	535,767
Mastech Digital, Inc. *	2,122	13,369
Mistras Group, Inc. *	6,212	89,329
Navigant Consulting, Inc.	6,801	163,564
RCM Technologies, Inc. *	2,995	9,285
Resources Connection, Inc.	8,502	120,728
Robert Half International, Inc.	3,097	177,148
TriNet Group, Inc. *	13,099	549,503
TrueBlue, Inc. *	10,021	222,967
Volt Information Sciences, Inc. *	2,024	4,352
WageWorks, Inc. *	800	21,728
Willdan Group, Inc. *	3,462	121,101
		7,439,008
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	6,020	110,648
Altisource Portfolio Solutions SA *@	5,434	122,211
Consolidated-Tomoka Land Co.	1,549	81,322
Forestar Group, Inc. *	1,150	15,928
Griffin Industrial Realty, Inc.	420	13,398
HFF, Inc., Class A	9,968	330,539
Howard Hughes Corp. (The) *	1,408	137,449
Kennedy-Wilson Holdings, Inc.	22,178	402,974
Marcus & Millichap, Inc. *	7,383	253,458
Maui Land & Pineapple Co., Inc. *	3,255	32,290
Newmark Group, Inc., Class A	27,250	218,545
Rafael Holdings, Inc., Class B *	3,410	27,041
RE/MAX Holdings, Inc., Class A	3,519	108,209
Realogy Holdings Corp. @	5,347	78,494
RMR Group, Inc. (The), Class A	1,159	61,520
St. Joe Co. (The) *	3,249	42,789
Stratus Properties, Inc. *	313	7,506
Tejon Ranch Co. *	6,786	112,512
		2,156,833
Road & Rail — 0.9%
ArcBest Corp.	6,195	212,241
Avis Budget Group, Inc. *	21,720	488,266
Covenant Transportation Group, Inc., Class A *	3,731	71,635
Genesee & Wyoming, Inc., Class A *	2,026	149,964
Heartland Express, Inc.	22,347	408,950
Landstar System, Inc.	3,248	310,736
Marten Transport Ltd.	14,945	241,960
P.A.M. Transportation Services, Inc. *	1,523	60,021
Saia, Inc. *	6,856	382,702

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Schneider National, Inc., Class B	1,500	$28,005
Universal Truckload Services, Inc.	3,300	59,697
USA Truck, Inc. *	3,632	54,371
Werner Enterprises, Inc.	19,904	587,964
YRC Worldwide, Inc. *	11,286	35,551
		3,092,063
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc. *	10,677	458,364
Alpha & Omega Semiconductor Ltd. *	6,435	65,573
Ambarella, Inc. *	1,829	63,978
Amkor Technology, Inc. *	65,698	430,979
Amtech Systems, Inc. *@	4,964	22,487
Axcelis Technologies, Inc. *	8,841	157,370
AXT, Inc. *@	13,995	60,878
Brooks Automation, Inc.	16,972	444,327
Cabot Microelectronics Corp.	6,595	628,833
Ceva, Inc. *	4,958	109,522
Cirrus Logic, Inc. *	7,387	245,101
Cohu, Inc.	8,645	138,925
Cree, Inc. *@	18,393	786,761
Cyberoptics Corp. *	2,334	41,148
Cypress Semiconductor Corp.	1,769	22,502
Diodes, Inc. *	11,325	365,344
DSP Group, Inc. *	3,919	43,893
Entegris, Inc.	31,223	870,966
First Solar, Inc. *	4,906	208,284
FormFactor, Inc. *	16,807	236,811
GSI Technology, Inc. *	8,514	43,762
Impinj, Inc. *	1,813	26,379
Integrated Device Technology, Inc. *	21,680	1,049,962
inTEST Corp. *	5,556	34,058
Kopin Corp. *@	21,467	21,445
Kulicke & Soffa Industries, Inc.	16,297	330,340
Lattice Semiconductor Corp. *	28,018	193,885
MACOM Technology Solutions Holdings, Inc. *@	447	6,486
Magnachip Semiconductor Corp. *@	4,588	28,491
MaxLinear, Inc. *@	9,792	172,339
MKS Instruments, Inc.	9,585	619,287
Monolithic Power Systems, Inc.	1,947	226,339
Nanometrics, Inc. *	5,940	162,340
NeoPhotonics Corp. *	5,402	35,005
NVE Corp.	1,137	99,533
PDF Solutions, Inc. *@	9,388	79,141
Photronics, Inc. *	16,333	158,103
Pixelworks, Inc. *	6,964	20,196
Power Integrations, Inc.	7,641	465,948
Rambus, Inc. *	23,915	183,428
Rudolph Technologies, Inc. *	9,379	191,988
Semtech Corp. *	16,278	746,672
Silicon Laboratories, Inc. *	10,644	838,854
SolarEdge Technologies, Inc. *@	1,621	56,897
Synaptics, Inc. *@	7,794	290,015
Ultra Clean Holdings, Inc. *@	8,834	74,824
Universal Display Corp. @	1,672	156,449
Veeco Instruments, Inc. *	6,421	47,580
Versum Materials, Inc.	3,500	97,020
Xperi Corp.	11,774	216,524
		12,075,336
Software — 2.5%
ACI Worldwide, Inc. *	29,488	815,933
Agilysys, Inc. *	8,566	122,836
American Software, Inc., Class A	7,098	74,174
Appfolio, Inc., Class A *	4,708	278,808
Aspen Technology, Inc. *	1,631	134,035
Asure Software, Inc. *@	4,622	23,480
Aware, Inc. *	4,900	17,689
Blackbaud, Inc.	7,542	474,392
Bottomline Technologies de, Inc. *	3,996	191,808
Bsquare Corp. *	2,300	3,565
Ebix, Inc. @	2,155	91,717
eGain Corp. *	6,644	43,651
Ellie Mae, Inc. *@	2,021	126,979
Envestnet, Inc. *	1,760	86,574
Fair Isaac Corp. *	1,394	260,678
Finjan Holdings, Inc. *	9,872	24,779
Globant SA *	760	42,803
GSE Systems, Inc. *	2,896	6,082
Guidewire Software, Inc. *	2,842	228,014
HubSpot, Inc. *	1,392	175,016
j2 Global, Inc.	3,394	235,476
LogMeIn, Inc.	1,838	149,926
Manhattan Associates, Inc. *	2,600	110,162
MicroStrategy, Inc., Class A *	1,426	182,171
Monotype Imaging Holdings, Inc.	9,997	155,153
New Relic, Inc. *	2,806	227,202
Nutanix, Inc., Class A *	659	27,408
OneSpan, Inc. *	7,796	100,958
Paycom Software, Inc. *@	3,355	410,820
Paylocity Holding Corp. *	500	30,105
Pegasystems, Inc.	15,185	726,298
Progress Software Corp.	13,610	483,019
Proofpoint, Inc. *	2,951	247,323
QAD, Inc., Class B	1,219	35,985
QAD, Inc., Class A	4,478	176,120
Qualys, Inc. *	4,710	352,025
RealNetworks, Inc. *	7,399	17,092
RealPage, Inc. *	4,600	221,674
RingCentral, Inc., Class A *	2,517	207,501
Rubicon Project, Inc. (The) *	6,096	22,738
Seachange International, Inc. *	5,137	6,473
Tableau Software, Inc., Class A *	1,210	145,200
Teradata Corp. *	3,316	127,202
TiVo Corp.	30,394	286,007
Trade Desk Inc/The *@	344	39,925
Verint Systems, Inc. *	12,694	537,083
Zendesk, Inc. *	5,613	327,631
Zix Corp. *	16,383	93,875
		8,905,565
Specialty Retail — 3.4%
Aaron's, Inc.	18,376	772,711
Abercrombie & Fitch Co., Class A	16,988	340,609
America's Car-Mart, Inc. *	2,098	152,000
American Eagle Outfitters, Inc.	43,288	836,757
Asbury Automotive Group, Inc. *	4,835	322,301
Ascena Retail Group, Inc. *	61,700	154,867
At Home Group, Inc. *@	6,138	114,535
AutoNation, Inc. *@	900	32,130
Barnes & Noble Education, Inc. *	5,686	22,801
Barnes & Noble, Inc. @	8,824	62,562

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Bed Bath & Beyond, Inc. @	3,408	$38,579
Big 5 Sporting Goods Corp. @	3,022	7,827
Boot Barn Holdings, Inc. *	5,243	89,288
Buckle, Inc. (The)	12,544	242,601
Build-A-Bear Workshop, Inc. *	5,546	21,907
Caleres, Inc.	11,677	324,971
Cato Corp. (The), Class A	6,792	96,922
Chico's FAS, Inc.	15,662	88,020
Children's Place, Inc. (The) @	4,800	432,432
Citi Trends, Inc.	4,246	86,576
Conn's, Inc. *@	7,107	134,038
Destination Maternity Corp. *	2,800	7,952
Dick's Sporting Goods, Inc. @	10,466	326,539
DSW, Inc., Class A	17,801	439,685
Express, Inc. *@	9,133	46,670
Five Below, Inc. *	13,253	1,356,047
Floor & Decor Holdings, Inc., Class A *@	1,960	50,764
Foot Locker, Inc.	4,891	260,201
Francesca's Holdings Corp. *@	4,206	4,083
GameStop Corp., Class A @	11,233	141,760
Genesco, Inc. *	5,042	223,361
Group 1 Automotive, Inc.	2,384	125,684
Guess?, Inc.	19,715	409,481
Haverty Furniture Cos., Inc.	4,500	84,510
Hibbett Sports, Inc. *@	5,873	83,984
Kirkland's, Inc. *	5,977	56,961
Lithia Motors, Inc., Class A @	5,539	422,792
MarineMax, Inc. *	6,241	114,273
Monro, Inc. @	9,650	663,438
Murphy USA, Inc. *	9,253	709,150
Office Depot, Inc.	67,627	174,478
Penske Auto Group, Inc. @	1,742	70,237
Pier 1 Imports, Inc. @	10,058	3,076
Rent-A-Center, Inc. *	11,080	179,385
RTW RetailWinds, Inc. *	9,814	27,774
Sally Beauty Holdings, Inc. *@	4,925	83,971
Shoe Carnival, Inc. @	2,788	93,426
Signet Jewelers Ltd. @	9,096	288,980
Sleep Number Corp. *	13,560	430,259
Sonic Automotive, Inc., Class A @	8,861	121,927
Sportsman's Warehouse Holdings, Inc. *@	7,232	31,676
Stage Stores, Inc. @	7,304	5,405
Tailored Brands, Inc. @	7,289	99,422
Tandy Leather Factory, Inc. *	3,611	20,510
Tile Shop Holdings, Inc.	4,471	24,501
Tilly's, Inc., Class A	3,349	36,370
Trans World Entertainment Corp. *	4,400	2,772
TravelCenters of America LLC *	6,721	25,271
Urban Outfitters, Inc. *	4,462	148,138
Vitamin Shoppe, Inc. *	3,037	14,395
Winmark Corp.	1,294	205,746
Zumiez, Inc. *	7,694	147,494
		12,136,982
Textiles, Apparel & Luxury Goods — 1.3%
Carter's, Inc.	1,548	126,348
Columbia Sportswear Co.	1,363	114,615
Crocs, Inc. *	21,632	561,999
Culp, Inc.	3,922	74,126
Deckers Outdoor Corp. *	7,708	986,239
Delta Apparel, Inc. *	1,153	19,866
Fossil Group, Inc. *@	2,477	38,963
G-III Apparel Group Ltd. *	11,805	329,242
Hanesbrands, Inc. @	8,778	109,988
Lakeland Industries, Inc. *	3,373	35,214
Movado Group, Inc.	4,486	141,847
Oxford Industries, Inc.	4,436	315,133
PVH Corp.	1,200	111,540
Rocky Brands, Inc.	1,000	26,000
Skechers U.S.A., Inc., Class A *	5,619	128,619
Steven Madden Ltd.	19,097	577,875
Superior Group of Cos., Inc.	2,200	38,830
Unifi, Inc. *	4,533	103,534
Vera Bradley, Inc. *	11,516	98,692
Wolverine World Wide, Inc.	26,290	838,388
		4,777,058
Thrifts & Mortgage Finance — 2.1%
Axos Financial, Inc. *@	16,994	427,909
BankFinancial Corp.	4,900	73,255
Beneficial Bancorp, Inc.	18,038	257,763
Capitol Federal Financial, Inc.	32,013	408,806
Citizens Community Bancorp, Inc.	400	4,360
Dime Community Bancshares, Inc.	9,362	158,967
ESSA Bancorp, Inc.	1,900	29,659
Federal Agricultural Mortgage Corp., Class C	1,400	84,616
First Defiance Financial Corp.	4,802	117,697
Flagstar Bancorp, Inc. *	13,420	354,288
FS Bancorp, Inc.	481	20,625
Hingham Institution for Savings	348	68,813
Home Bancorp, Inc.	994	35,188
HomeStreet, Inc. *	6,890	146,275
HopFed Bancorp, Inc.	415	5,515
Impac Mortgage Holdings, Inc. *@	301	1,138
Kearny Financial Corp.	27,119	347,666
LendingTree, Inc. *@	2,115	464,391
Meridian Bancorp, Inc.	11,660	166,971
Meta Financial Group, Inc.	10,173	197,254
MGIC Investment Corp. *	12,435	130,070
Mr Cooper Group, Inc. *@	5,663	66,087
New York Community Bancorp, Inc. @	24,745	232,850
NMI Holdings, Inc., Class A *	8,926	159,329
Northfield Bancorp, Inc.	12,861	174,267
Northwest Bancshares, Inc.	21,987	372,460
OceanFirst Financial Corp.	7,799	175,555
Ocwen Financial Corp. *	14,766	19,786
Oritani Financial Corp.	12,272	181,012
PennyMac Financial Services, Inc.	1,561	33,187
Provident Financial Holdings, Inc.	1,124	17,422
Provident Financial Services, Inc.	14,994	361,805
Radian Group, Inc.	8,095	132,434
Riverview Bancorp, Inc.	7,484	54,484
SI Financial Group, Inc.	2,065	26,287
Southern Missouri Bancorp, Inc.	686	23,255
Territorial Bancorp, Inc.	2,866	74,459
Timberland Bancorp, Inc.	2,600	57,980
Trustco Bank Corp. NY	23,642	162,184
United Community Financial Corp.	14,792	130,909
United Financial Bancorp, Inc.	12,844	188,807
Walker & Dunlop, Inc.	7,823	338,345
Washington Federal, Inc.	22,298	595,580
Waterstone Financial, Inc.	8,664	145,209
Western New England Bancorp, Inc.	8,306	83,392
WSFS Financial Corp.	6,327	239,857
		7,548,168
Tobacco — 0.2%
Pyxus International, Inc. *@	3,932	46,633

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Tobacco (Continued)
Turning Point Brands, Inc.	1,280	$34,842
Universal Corp.	5,600	303,240
Vector Group Ltd. @	38,305	372,708
		757,423
Trading Companies & Distributors — 1.5%
Air Lease Corp.	2,048	61,870
Applied Industrial Technologies, Inc.	9,141	493,066
Beacon Roofing Supply, Inc. *	16,149	512,246
BMC Stock Holdings, Inc. *	20,166	312,170
CAI International, Inc. *	4,985	115,802
DXP Enterprises, Inc. *	5,842	162,641
GATX Corp. @	11,502	814,457
GMS, Inc. *	2,900	43,094
H&E Equipment Services, Inc.	10,934	223,272
Herc Holdings, Inc. *	5,162	134,160
Huttig Building Products, Inc. *@	1,858	3,344
Kaman Corp., Class A	7,224	405,194
Lawson Products, Inc. *	1,575	49,770
MRC Global, Inc. *	16,111	197,038
MSC Industrial Direct Co., Class A	936	71,997
Nexeo Solutions, Inc. *@	2,400	20,616
NOW, Inc. *	21,709	252,693
Rush Enterprises, Inc., Class A	8,185	282,219
Systemax, Inc.	8,559	204,475
Textainer Group Holdings Ltd. *	6,922	68,943
Titan Machinery, Inc. *	5,750	75,612
Triton International Ltd.	13,664	424,540
Univar, Inc. *	411	7,291
Veritiv Corp. *	1,000	24,970
Watsco, Inc.	741	103,103
WESCO International, Inc. *	7,914	379,872
Willis Lease Finance Corp. *	900	31,140
		5,475,595
Water Utilities — 0.7%
American States Water Co.	10,799	723,965
Aqua America, Inc.	5,414	185,105
Artesian Resources Corp., Class A	2,492	86,896
California Water Service Group	11,688	557,050
Connecticut Water Service, Inc.	3,754	251,030
Consolidated Water Co., Ltd.	2,822	32,905
Middlesex Water Co.	5,644	301,107
Pure Cycle Corp. *	1,000	9,930
SJW Corp.	4,400	244,728
York Water Co.	3,670	117,660
		2,510,376
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc. *	10,681	219,708
Shenandoah Telecommunications Co.	13,592	601,446
Spok Holdings, Inc.	5,786	76,722
Telephone & Data Systems, Inc.	18,553	603,715
United States Cellular Corp. *	933	48,488
		1,550,079
TOTAL COMMON STOCKS
(Identified Cost $267,007,460)		356,594,221
RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR *§¶	13,144	3,412
Media — 0.0%
Media General, Inc. CVR *§¶	3,965	—
Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR *§~¶	656	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $3,412)		3,412
Preferred Stocks — 0.0%
Media — 0.0%
GCI Liberty, Inc., 5.000%	1,826	44,244
TOTAL PREFERRED STOCKS
(Identified Cost $7,177)		44,244
SHORT-TERM INVESTMENTS — 1.3%
Investment Company — 0.2%

State Street Institutional U.S. Government Money Market Fund, 2.27%	578,745	578,745
Collateral For Securities On Loan — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.350%	3,912,946	3,912,946
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,491,691)		4,491,691
Total Investments — 100.8%
(Identified Cost $271,509,740)		361,133,568
Liabilities, Less Cash and Other Assets — (0.8%)		(2,845,911)
Net Assets — 100.0%		$358,287,657

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of December 31, 2018, the market value of the securities on loan was $32,629,026.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.

CVR — Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.2%
Arconic, Inc.	20,047	$337,992
Curtiss-Wright Corp.	599	61,170
L3 Technologies, Inc.	9,113	1,582,564
Textron, Inc.	43,757	2,012,384
United Technologies Corp.	19,401	2,065,819
		6,059,929
Air Freight & Logistics — 0.8%
FedEx Corp.	19,292	3,112,378
XPO Logistics, Inc. *	15,841	903,571
		4,015,949
Airlines — 1.6%
Alaska Air Group, Inc.	7,536	458,566
Delta Air Lines, Inc.	65,959	3,291,354
JetBlue Airways Corp. *	53,475	858,808
Southwest Airlines Co.	23,559	1,095,022
United Continental Holdings, Inc. *	34,619	2,898,649
		8,602,399
Auto Components — 0.8%
Autoliv, Inc.	11,805	829,065
BorgWarner, Inc.	24,241	842,132
Gentex Corp.	25,695	519,296
Goodyear Tire & Rubber Co. (The)	33,229	678,204
Lear Corp.	6,743	828,445
Veoneer, Inc. *	11,805	278,244
		3,975,386
Automobiles — 1.3%
Ford Motor Co.	260,489	1,992,741
General Motors Co.	147,663	4,939,327
Harley-Davidson, Inc.	1,792	61,143
		6,993,211
Beverages — 0.3%
Constellation Brands, Inc., Class A	2,421	389,345
Molson Coors Brewing Co., Class B	18,590	1,044,015
		1,433,360
Biotechnology — 0.1%
United Therapeutics Corp. *	3,786	412,295
Building Products — 0.5%
Johnson Controls International PLC	44,717	1,325,859
Owens Corning	19,528	858,841
USG Corp.	6,301	268,801
		2,453,501
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	82,786	3,896,737
Goldman Sachs Group, Inc. (The)	29,210	4,879,530
Invesco Ltd.	13,425	224,735
Janus Henderson Group PLC	710	14,711
Morgan Stanley	114,092	4,523,748
State Street Corp.	5,158	325,315
		13,864,776
Chemicals — 1.9%
Air Products & Chemicals, Inc.	7,452	1,192,693
Albemarle Corp. @	9,985	769,544
Ashland Global Holdings, Inc.	6,893	489,127
CF Industries Holdings, Inc.	25,378	1,104,197
DowDuPont, Inc.	55,539	2,970,226
Eastman Chemical Co.	23,262	1,700,685
Huntsman Corp.	13,051	251,754
LyondellBasell Industries NV, Class A	5,553	461,787
Valvoline, Inc.	20,825	402,964
Westlake Chemical Corp.	7,168	474,306
		9,817,283
Commercial Banks — 11.3%
Bank of America Corp.	419,567	10,338,131
BB&T Corp.	38,546	1,669,813
CIT Group, Inc.	9,004	344,583
Citigroup, Inc.	147,662	7,687,284
Citizens Financial Group, Inc.	18,613	553,364
Fifth Third Bancorp	86,881	2,044,310
Huntington Bancshares, Inc.	122,871	1,464,622
JPMorgan Chase & Co.	119,432	11,658,952
KeyCorp	66,158	977,815
M&T Bank Corp.	3,071	439,552
PacWest Bancorp	5,207	173,289
People's United Financial, Inc.	5,834	84,185
PNC Financial Services Group, Inc. (The)	21,328	2,493,456
Regions Financial Corp.	155,307	2,078,008
SunTrust Banks, Inc.	30,728	1,549,920
Wells Fargo & Co.	316,262	14,573,353
Zions Bancorp	23,470	956,168
		59,086,805
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	40,514	2,920,654
Communications Equipment — 1.1%
ARRIS International PLC *	15,215	465,123
Cisco Systems, Inc.	89,497	3,877,905
Juniper Networks, Inc.	57,350	1,543,288
		5,886,316
Computers & Peripherals — 1.6%
Dell Technologies, Inc., Class C *	10,856	530,533
Hewlett Packard Enterprise Co.	168,468	2,225,462
HP, Inc.	196,800	4,026,528
Western Digital Corp.	29,659	1,096,493
Xerox Corp.	34,600	683,696
		8,562,712
Construction & Engineering — 0.3%
AECOM *	11,462	303,743
Arcosa, Inc. *	447	12,377
Fluor Corp.	17,248	555,386
Jacobs Engineering Group, Inc.	8,552	499,950
Quanta Services, Inc.	13,887	417,999
		1,789,455
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	4,728	812,601
Vulcan Materials Co.	11,511	1,137,287
		1,949,888
Consumer Finance — 1.1%
Ally Financial, Inc.	66,748	1,512,510
Capital One Financial Corp.	47,279	3,573,820
Santander Consumer USA Holdings, Inc.	13,899	244,483
Synchrony Financial	22,199	520,788
		5,851,601
Containers & Packaging — 0.6%
Ball Corp.	8,846	406,739
International Paper Co.	34,560	1,394,842
Packaging Corp. of America	2,898	241,867
Sonoco Products Co.	611	32,462
WestRock Co.	24,453	923,345
		2,999,255
Distributors — 0.2%
LKQ Corp. *	47,648	1,130,687

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B *	58,309	$11,905,532
Jefferies Financial Group, Inc.	6,993	121,398
Voya Financial, Inc.	7,020	281,783
		12,308,713
Diversified Telecommunication Services — 4.4%
AT&T, Inc.	728,637	20,795,300
CenturyLink, Inc.	134,795	2,042,144
		22,837,444
Electrical Equipment — 0.7%
Eaton Corp. PLC	40,532	2,782,927
nVent Electric PLC	21,089	473,659
Sensata Technologies Holding PLC *	4,184	187,611
		3,444,197
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc. *	17,315	1,193,869
Avnet, Inc.	10,213	368,689
Corning, Inc.	75,228	2,272,638
Flex Ltd. *	31,420	239,106
Jabil, Inc.	7,464	185,033
TE Connectivity Ltd.	18,004	1,361,643
		5,620,978
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	20,187	434,020
Helmerich & Payne, Inc.	9,938	476,428
National Oilwell Varco, Inc.	29,834	766,734
Schlumberger Ltd.	37,399	1,349,356
TechnipFMC PLC	34,156	668,774
		3,695,312
Entertainment — 0.2%
Liberty Braves Group, Class A *	1	25
Liberty Braves Group, Class C *	877	21,829
Liberty Media Corp-Liberty Formula One, Class A *@	1,097	32,603
Liberty Media Corp-Liberty Formula One, Class C *@	2,194	67,356
Madison Square Garden Co. (The), Class A *	443	118,591
Viacom, Inc., Class B	32,985	847,714
		1,088,118
Food & Staples Retailing — 3.0%
Kroger Co. (The)	38,075	1,047,062
US Foods Holding Corp. *	20,840	659,378
Walgreens Boots Alliance, Inc.	63,418	4,333,352
Walmart, Inc.	104,402	9,725,046
		15,764,838
Food Products — 1.9%
Archer-Daniels-Midland Co.	27,404	1,122,742
Bunge Ltd.	12,845	686,437
Conagra Brands, Inc.	6,443	137,622
Ingredion, Inc.	3,073	280,872
J.M. Smucker Co. (The)	18,460	1,725,825
Kraft Heinz Co. (The)	3,992	171,816
Mondelez International, Inc., Class A	74,783	2,993,564
Post Holdings, Inc. *	7,076	630,684
Seaboard Corp.	43	152,134
Tyson Foods, Inc., Class A	41,844	2,234,470
		10,136,166
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	80,600	5,829,798
Becton Dickinson & Co.	88	19,828
Danaher Corp.	37,915	3,909,795
Medtronic PLC	89,026	8,097,805
STERIS PLC	3,637	388,614
Zimmer Biomet Holdings, Inc.	6,835	708,926
		18,954,766
Health Care Providers & Services — 6.9%
Anthem, Inc.	28,740	7,547,986
Cardinal Health, Inc.	20,569	917,377
Centene Corp. *	22,232	2,563,350
Cigna Corp. *	31,781	6,035,848
CVS Health Corp.	125,918	8,250,147
DaVita, Inc. *	30,386	1,563,664
Humana, Inc.	10,720	3,071,066
Laboratory Corp. of America Holdings *	16,237	2,051,707
McKesson Corp.	12,123	1,339,228
Quest Diagnostics, Inc.	19,764	1,645,748
Universal Health Services, Inc., Class B	10,322	1,203,132
		36,189,253
Hotels, Restaurants & Leisure — 1.4%
Aramark	8,415	243,783
Carnival Corp.	27,865	1,373,745
Hyatt Hotels Corp., Class A	3,874	261,882
MGM Resorts International	67,948	1,648,418
Norwegian Cruise Line Holdings Ltd. *	34,226	1,450,840
Royal Caribbean Cruises Ltd.	26,539	2,595,249
		7,573,917
Household Durables — 1.5%
DR Horton, Inc.	65,701	2,277,197
Garmin Ltd.	12,982	822,020
Lennar Corp., Class A	25,582	1,001,535
Lennar Corp.,B Shares	573	17,952
Mohawk Industries, Inc. *	5,383	629,596
Newell Brands, Inc. @	19,061	354,344
PulteGroup, Inc.	50,018	1,299,968
Toll Brothers, Inc.	4,225	139,129
Whirlpool Corp.	12,182	1,301,890
		7,843,631
Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc.	22,148	877,061
Vistra Energy Corp. *	4,948	113,260
		990,321
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	6,915	695,096
General Electric Co.	160,251	1,213,100
		1,908,196
Insurance — 4.8%
Aflac, Inc.	53,889	2,455,183
Alleghany Corp.	855	532,939
Allstate Corp. (The)	19,867	1,641,610
American Financial Group, Inc.	6,623	599,580
American International Group, Inc.	41,993	1,654,944
Arch Capital Group Ltd. *	13,749	367,373
Assurant, Inc.	4,786	428,060
Athene Holding Ltd., Class A *	493	19,636

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Axis Capital Holdings Ltd.	2,004	$103,487
Brighthouse Financial, Inc. *	4,222	128,686
Chubb Ltd.	11,440	1,477,819
CNA Financial Corp.	7,604	335,717
Everest Re Group Ltd.	3,455	752,361
First American Financial Corp.	3,372	150,526
Hartford Financial Services Group, Inc.	43,394	1,928,863
Lincoln National Corp.	18,122	929,840
Loews Corp.	25,413	1,156,800
MetLife, Inc.	39,945	1,640,142
Old Republic International Corp.	23,484	483,066
Principal Financial Group, Inc.	32,419	1,431,947
Prudential Financial, Inc.	20,566	1,677,157
Reinsurance Group of America, Inc.	5,167	724,568
RenaissanceRe Holdings Ltd.	2,534	338,796
Travelers Companies, Inc. (The)	27,179	3,254,685
Unum Group	20,621	605,845
WR Berkley Corp.	6,648	491,354
		25,310,984
Internet & Catalog Retail — 0.3%
Qurate Retail, Inc. *	71,603	1,397,691
IT Services — 1.1%
Amdocs Ltd.	11,181	654,983
DXC Technology Co.	25,865	1,375,242
Fidelity National Information Services, Inc.	24,496	2,512,065
Leidos Holdings, Inc.	20,264	1,068,318
Worldpay, Inc. *	2,677	204,603
		5,815,211
Life Sciences Tools & Services — 1.2%
Bio-Rad Laboratories, Inc., Class A *	172	39,942
IQVIA Holdings, Inc. *	12,414	1,442,134
Thermo Fisher Scientific, Inc.	20,616	4,613,655
		6,095,731
Machinery — 1.7%
AGCO Corp.	8,713	485,053
Cummins, Inc.	5,406	722,458
Dover Corp.	13,676	970,312
Ingersoll-Rand PLC	16,931	1,544,615
Oshkosh Corp.	7,274	445,969
PACCAR, Inc.	13,511	772,019
Pentair PLC	20,400	770,712
Snap-On, Inc.	3,803	552,538
Stanley Black & Decker, Inc.	19,552	2,341,156
Wabtec Corp. @	4,473	314,228
		8,919,060
Media — 4.3%
Altice USA, Inc., Class A @	15,295	252,673
Charter Communications, Inc., Class A *	20,137	5,738,441
Comcast Corp., Class A	428,572	14,592,877
Discovery, Inc., Class A *@	13,510	334,237
Discovery, Inc., Class C *	25,382	585,817
DISH Network Corp., Class A *	6,484	161,905
Liberty Broadband Corp., Class C *	1,360	97,961
Liberty SiriusXM Group, Class A *	4,389	161,515
Liberty SiriusXM Group, Class C *	8,778	324,610
News Corp., Class A	8,320	94,432
News Corp., Class B	1,734	20,028
		22,364,496
Metals & Mining — 1.7%
Alcoa Corp. *	18,058	479,982
Freeport-McMoRan, Inc.	116,463	1,200,733
Newmont Mining Corp.	61,201	2,120,615
Nucor Corp.	56,664	2,935,762
Reliance Steel & Aluminum Co.	12,373	880,586
Royal Gold, Inc.	1,245	106,634
Steel Dynamics, Inc.	33,820	1,015,953
		8,740,265
Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	122,085
Multiline Retail — 1.3%
Dollar Tree, Inc. *	15,698	1,417,843
Kohl's Corp.	33,121	2,197,247
Macy's, Inc.	35,738	1,064,278
Target Corp.	28,533	1,885,746
		6,565,114
Oil, Gas & Consumable Fuels — 13.4%
Anadarko Petroleum Corp.	20,295	889,733
Apache Corp.	41,053	1,077,641
Chevron Corp.	133,248	14,496,050
Cimarex Energy Co.	2,537	156,406
Concho Resources, Inc. *	16,586	1,704,875
ConocoPhillips	97,287	6,065,844
Devon Energy Corp.	52,433	1,181,840
Diamondback Energy, Inc. @	8,333	772,469
Exxon Mobil Corp.	285,714	19,482,838
Hess Corp.	20,959	848,839
HollyFrontier Corp.	23,643	1,208,630
Kinder Morgan, Inc.	132,947	2,044,725
Marathon Oil Corp.	102,694	1,472,632
Marathon Petroleum Corp.	86,058	5,078,283
Murphy Oil Corp.	12,323	288,235
Noble Energy, Inc.	50,097	939,820
Occidental Petroleum Corp.	58,030	3,561,881
PBF Energy, Inc., Class A	1,342	43,843
Phillips 66	21,239	1,829,740
Pioneer Natural Resources Co.	6,321	831,338
Targa Resources Corp.	19,687	709,126
Valero Energy Corp.	60,582	4,541,832
Williams Cos., Inc. (The)	22,011	485,343
		69,711,963
Personal Products — 0.0%
Coty, Inc., Class A @	8,741	57,341
Pharmaceuticals — 4.9%
Allergan PLC	3,547	474,092
Jazz Pharmaceuticals PLC *	1,728	214,203
Mylan NV *	58,437	1,601,174
Perrigo Co. PLC	10,679	413,811
Pfizer, Inc.	519,220	22,663,953
		25,367,233
Professional Services — 0.2%
Manpowergroup, Inc.	8,693	563,307
Nielsen Holdings PLC	20,895	487,480
		1,050,787
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	12,083	483,803
Jones Lang LaSalle, Inc.	5,491	695,161
		1,178,964
Road & Rail — 1.1%
AMERCO	845	277,253
Genesee & Wyoming, Inc., Class A *	1,210	89,564
Kansas City Southern	14,222	1,357,490
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Norfolk Southern Corp.	27,918	$4,174,858
		5,899,165
Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	9,285	796,932
Broadcom, Inc.	7,660	1,947,785
Intel Corp.	463,844	21,768,199
Lam Research Corp.	1,417	192,953
Marvell Technology Group Ltd.	18,929	306,460
Micron Technology, Inc. *	110,111	3,493,822
MKS Instruments, Inc.	124	8,012
ON Semiconductor Corp. *	20,198	333,469
Qorvo, Inc. *	9,563	580,761
QUALCOMM, Inc.	10,524	598,921
Skyworks Solutions, Inc.	2,920	195,698
		30,223,012
Software — 0.0%
SS&C Technologies Holdings, Inc.	3,456	155,900
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	4,932	776,593
Carmax, Inc. *@	6,257	392,502
Foot Locker, Inc.	6,612	351,758
Gap, Inc. (The)	17,531	451,598
		1,972,451
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	9,516	884,512
Ralph Lauren Corp.	4,113	425,531
Tapestry, Inc.	9,322	314,618
		1,624,661
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc. @	8,435	79,373
Wireless Telecommunication Services — 0.3%
Sprint Corp. *	29,977	174,466
T-Mobile US, Inc. *	24,396	1,551,830
		1,726,296
TOTAL COMMON STOCKS
(Identified Cost $427,523,735)		520,539,095
SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 2.350%	1,455,025	1,455,025
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,455,025)		1,455,025
Total Investments — 100.1%
(Identified Cost $428,978,760)		521,994,120
Liabilities, Less Cash and Other Assets — (0.1%)		(280,193)
Net Assets — 100.0%		$521,713,927

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of December 31, 2018, the market value of the securities on loan was $2,647,716.

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Australia — 5.4%
AMP Ltd.	284,873	$491,593
Australia & New Zealand Banking Group Ltd.	572,127	9,856,831
Bank of Queensland Ltd.	81,150	554,433
Bendigo & Adelaide Bank Ltd.	89,016	676,516
BlueScope Steel Ltd.	175,538	1,355,096
Boral Ltd.	193,283	672,526
Crown Resorts Ltd.	27,067	226,107
Downer EDI Ltd.	117,865	561,203
Fortescue Metals Group Ltd.	559,877	1,652,324
Harvey Norman Holdings Ltd. @	54,282	120,818
Incitec Pivot Ltd.	342,907	792,207
National Australia Bank Ltd.	182,564	3,095,136
Newcrest Mining Ltd.	54,329	834,212
Oil Search Ltd.	20,049	101,110
Origin Energy Ltd. *	203,601	927,839
QBE Insurance Group Ltd.	157,936	1,123,546
Qube Holdings Ltd.	50,863	90,996
Santos Ltd.	337,940	1,304,393
South32 Ltd.	935,716	2,207,889
Star Entertainment Group Ltd. (The)	202,229	649,526
Suncorp Group Ltd.	116,752	1,038,619
TABCORP Holdings Ltd.	208,042	628,632
Westpac Banking Corp.	95,191	1,678,876
Whitehaven Coal Ltd.	220,943	672,284
Woodside Petroleum Ltd.	139,201	3,070,807
		34,383,519
Austria — 0.1%
Erste Group Bank AG *	4,565	151,942
Raiffeisen Bank International AG	17,861	454,306
Voestalpine AG	8,303	248,293
		854,541
Belgium — 1.2%
Ageas	34,647	1,560,084
KBC Groep NV	31,034	2,015,382
Proximus SADP	12,175	329,487
Solvay SA	20,509	2,051,861
UCB SA	18,824	1,537,769
		7,494,583
Canada — 8.1%
Agnico Eagle Mines Ltd.	27,469	1,109,748
AltaGas Ltd. @	20,555	209,284
ARC Resources Ltd. @	32,746	194,288
Bank of Montreal	82,735	5,406,732
Bank of Nova Scotia (The)	43,321	2,160,418
Barrick Gold Corp. @	168,511	2,281,639
Bausch Health Cos, Inc. @*	64,445	1,190,299
Cameco Corp. ¥	13,948	158,156
Cameco Corp. @	49,846	565,752
Canadian Imperial Bank of Commerce	1,497	111,586
Canadian Natural Resources Ltd.	157,720	3,805,784
Cenovus Energy, Inc.	104,410	734,002
Crescent Point Energy Corp. @	83,946	253,517
Empire Co., Ltd., Class A	25,492	538,335
Enbridge, Inc.	5,626	174,772
EnCana Corp. ¥	29,500	170,275
Encana Corp.	99,224	573,515
Fairfax Financial Holdings Ltd.	5,694	2,506,578
First Quantum Minerals Ltd.	97,508	788,521
Goldcorp, Inc.	118,744	1,163,691
Great-West Lifeco, Inc.	11,962	246,916
Husky Energy, Inc. @	93,283	964,125
Imperial Oil Ltd. @	29,298	741,825
Industrial Alliance Insurance & Financial Services, Inc.	31,827	1,015,750
Kinross Gold Corp. *	345,631	1,113,959
Linamar Corp.	10,731	356,076
Lundin Mining Corp.	167,662	692,656
Magna International, Inc.	57,448	2,611,012
Manulife Financial Corp.	184,732	2,621,347
Metro, Inc.	8,248	286,010
Nutrien Ltd.	25,499	1,198,453
Seven Generations Energy Ltd., Class A *	32,689	266,741
Sun Life Financial, Inc.	55,699	1,848,650
Sun Life Financial, Inc. ¥	18,119	601,091
Suncor Energy, Inc. ¥	217,673	6,079,601
Suncor Energy, Inc.	26,634	744,953
Teck Resources Ltd., Class A	500	10,782
Teck Resources Ltd., Class B ¥	75,600	1,627,515
Teck Resources Ltd., Class B	94,542	2,036,435
TMX Group Ltd.	2,200	113,980
Tourmaline Oil Corp.	63,000	783,577
Turquoise Hill Resources Ltd. *	106,042	174,769
Wheaton Precious Metals Corp.	27,867	544,243
Whitecap Resources, Inc. @	12,663	40,349
WSP Global, Inc.	2,603	111,865
		50,929,572
Denmark — 1.5%
AP Moeller - Maersk A/S, Class A	508	600,261
AP Moeller - Maersk A/S, Class B	189	237,363
Carlsberg A/S, Class B	15,445	1,641,557
Danske Bank A/S	41,578	822,436
DSV A/S	14,852	978,206
H Lundbeck A/S	12,173	533,135
ISS A/S	29,861	834,220
Jyske Bank A/S	1,891	68,252
Novozymes A/S, B Shares	6,176	275,700
Rockwool International A/S, B Shares	1,546	403,315
Tryg A/S	3,774	94,922
Vestas Wind Systems A/S	37,580	2,837,891
William Demant Holding A/S @*	10,115	287,004
		9,614,262
Finland — 1.2%
Fortum Oyj	60,214	1,317,712
Nokia Oyj	150,557	867,678
Nordea Bank Abp	304,997	2,566,490
Stora Enso Oyj, R Shares	72,414	836,736
UPM-Kymmene Oyj	89,202	2,263,800
		7,852,416
France — 9.8%
Amundi SA ±	3,901	206,315
Arkema SA	6,965	598,192
AXA SA	161,385	3,486,973
BNP Paribas SA	87,085	3,938,721
Bollore SA	146,617	587,952
Bouygues SA	55,128	1,979,525
Carrefour SA	138,427	2,364,766
Casino Guichard Perrachon SA @	3,929	163,590
Cie de Saint-Gobain	80,685	2,696,153
Cie Generale des Etablissements Michelin	33,408	3,318,634
CNP Assurances	35,633	756,107
Credit Agricole SA	58,593	633,063
Electricite de France SA	99,129	1,567,363
Engie SA	113,758	1,632,486

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Natixis SA	153,867	$726,151
Orange SA	348,263	5,648,159
Peugeot SA	170,171	3,635,278
Renault SA	45,157	2,822,342
Sanofi	26,272	2,277,452
SCOR SE	16,613	749,953
Societe Generale SA	72,978	2,326,156
Total SA	373,311	19,752,154
		61,867,485
Germany — 6.7%
Allianz SE	4,681	939,320
BASF SE	3,336	230,862
Bayer AG	46,853	3,250,970
Bayerische Motoren Werke AG	67,669	5,481,494
Commerzbank AG *	165,793	1,098,523
Continental AG	1,444	199,776
Daimler AG	181,311	9,537,206
Deutsche Bank AG	46,122	368,166
Deutsche Bank AG	177,432	1,446,071
Deutsche Lufthansa AG	82,096	1,853,011
Deutsche Telekom AG	239,461	4,066,050
Evonik Industries AG	9,583	239,358
Fraport AG Frankfurt Airport Services Worldwide	2,810	201,093
Hapag-Lloyd AG ±	3,538	90,802
HeidelbergCement AG	42,255	2,584,321
Innogy SE *	18,633	792,466
METRO AG	22,425	344,164
Muenchener Rueckversicherungs AG	10,622	2,319,023
RWE AG	148,476	3,226,256
Talanx AG *	13,218	451,307
Telefonica Deutschland Holding AG	207,880	814,094
Uniper SE	55,055	1,425,591
Volkswagen AG	6,709	1,069,239
Wacker Chemie AG	1,082	98,060
		42,127,223
Hong Kong — 3.3%
Bank of East Asia Ltd. (The)	6,600	20,987
Cathay Pacific Airways Ltd.	231,000	328,630
CK Asset Holdings Ltd.	140,000	1,024,456
CK Hutchison Holdings Ltd.	414,624	3,981,831
Guoco Group Ltd.	5,000	63,055
Hang Lung Group Ltd.	195,000	496,558
Hang Lung Properties Ltd.	283,000	539,220
Henderson Land Development Co., Ltd.	121,531	605,288
Hongkong Land Holdings Ltd.	110,600	696,780
Hopewell Holdings Ltd.	63,500	278,961
Kerry Properties Ltd.	162,000	553,413
Melco International Development Ltd.	132,000	269,040
MTR Corp. Ltd.	160,539	844,672
New World Development Co., Ltd.	1,189,436	1,573,662
NWS Holdings Ltd.	222,715	456,778
Shangri-La Asia Ltd.	175,143	259,455
Sino Land Co., Ltd.	499,249	855,619
SJM Holdings Ltd.	433,000	403,665
Sun Hung Kai Properties Ltd.	198,677	2,831,537
Swire Pacific Ltd., Series A	132,000	1,394,087
Swire Pacific Ltd., Series B	210,000	350,246
Tsim Sha Tsui Properties	60,907	189,787
WH Group Ltd. ±	585,000	450,489
Wharf Holdings Ltd. (The)	270,000	703,403
Wheelock & Co., Ltd.	231,000	1,320,126
Yue Yuen Industrial Holdings Ltd.	173,000	553,432
		21,045,177
Ireland — 0.8%
AIB Group PLC	39,585	166,904
Bank of Ireland Group PLC	120,260	669,649
CRH PLC, ADR	38,201	1,006,596
Linde PLC *	17,959	2,850,877
Paddy Power Betfair PLC	5,659	464,564
		5,158,590
Israel — 0.4%
Bank Hapoalim B.M.	138,244	874,377
Bank Leumi Le-Israel	194,010	1,172,610
First International Bank Of Israel Ltd.	7,679	161,417
Israel Discount Bank Ltd., Series A	35,180	108,763
Mizrahi Tefahot Bank Ltd.	4,155	70,161
		2,387,328
Italy — 1.4%
Assicurazioni Generali SpA	69,167	1,157,022
Eni SpA	21,143	333,039
Intesa Sanpaolo SpA	1,205,544	2,679,352
Mediobanca SpA	39,856	336,825
Telecom Italia SpA *	4,307,903	2,385,462
UniCredit SpA	168,706	1,912,459
		8,804,159
Japan — 23.0%
AGC, Inc. @	48,500	1,517,768
Aisin Seiki Co., Ltd.	22,500	784,180
Alfresa Holdings Corp.	5,800	148,327
Amada Holdings Co., Ltd.	37,100	334,426
Aoyama Trading Co., Ltd.	4,500	108,184
Bank of Kyoto Ltd. (The)	8,000	331,737
Brother Industries Ltd.	4,000	59,523
Canon Marketing Japan, Inc.	12,000	214,589
Chiba Bank Ltd. (The)	79,000	442,553
Chugoku Bank Ltd. (The)	19,700	166,616
Citizen Watch Co., Ltd.	64,400	318,460
Coca-Cola West Co., Ltd.	33,475	1,003,288
Concordia Financial Group Ltd.	156,300	601,785
Credit Saison Co., Ltd.	15,100	177,858
Dai Nippon Printing Co., Ltd.	30,000	628,712
Dai-ichi Life Holdings, Inc. (The)	99,400	1,558,042
Daicel Corp.	52,000	536,581
Daido Steel Co., Ltd.	6,200	244,651
Daio Paper Corp. @	4,900	56,643
Daiwa Securities Group, Inc.	239,000	1,213,698
Denka Co., Ltd.	16,200	459,669
Denso Corp.	28,800	1,285,693
DIC Corp.	16,000	491,948
Dowa Holdings Co., Ltd.	9,600	289,038
Ebara Corp.	16,800	378,749
FUJIFILM Holdings Corp.	30,900	1,203,805
Fukuoka Financial Group, Inc.	18,000	367,374
Fukuyama Transporting Co., Ltd.	1,300	50,171
Furukawa Electric Co., Ltd.	14,000	352,794
Fuyo General Lease Co., Ltd.	800	40,874
Glory Ltd.	11,200	252,806
Gunma Bank Ltd. (The)	47,000	196,825

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
H2O Retailing Corp.	14,000	$199,516
Hachijuni Bank Ltd. (The)	48,000	197,509
Hankyu Hanshin Holdings, Inc.	48,700	1,621,778
Heiwa Corp.	8,700	177,167
Hiroshima Bank Ltd. (The)	24,000	127,658
Hitachi Capital Corp.	9,900	209,011
Hitachi Chemical Co., Ltd.	21,300	322,595
Hitachi Ltd.	137,100	3,671,886
Hitachi Metals Ltd.	47,400	497,331
Hitachi Transport System Ltd.	7,700	219,187
Hokuhoku Financial Group, Inc.	15,000	169,563
Honda Motor Co., Ltd.	271,700	7,175,180
House Foods Group, Inc.	700	24,109
Ibiden Co., Ltd.	32,600	460,424
Idemitsu Kosan Co., Ltd.	32,600	1,073,728
Iida Group Holdings Co., Ltd.	36,900	639,997
Isetan Mitsukoshi Holdings Ltd.	26,300	291,542
ITOCHU Corp.	40,900	696,686
Itoham Yonekyu Holdings, Inc.	22,300	134,893
Iyo Bank Ltd. (The)	29,500	156,106
J. Front Retailing Co., Ltd.	51,400	590,885
Japan Post Holdings Co., Ltd.	71,600	826,367
JFE Holdings, Inc.	97,300	1,559,747
JSR Corp.	33,300	502,819
JTEKT Corp.	49,700	555,925
JX Holdings, Inc.	478,800	2,519,264
K's Holdings Corp.	15,600	153,716
Kajima Corp.	54,000	728,178
Kamigumi Co., Ltd.	15,700	323,153
Kandenko Co., Ltd.	16,400	159,653
Kaneka Corp.	16,000	575,156
Kawasaki Heavy Industries Ltd.	32,800	703,851
Kawasaki Kisen Kaisha Ltd. @*	5,800	71,703
Kobe Steel Ltd.	68,700	478,872
Kokuyo Co., Ltd.	7,600	111,291
Konica Minolta, Inc.	142,000	1,286,492
Kuraray Co., Ltd.	76,400	1,080,425
Kurita Water Industries Ltd.	3,100	75,347
Kyushu Financial Group, Inc.	44,870	170,302
LIXIL Group Corp.	65,800	817,660
Maeda Corp.	18,300	171,471
Maeda Road Construction Co., Ltd.	6,400	133,249
Marubeni Corp.	203,100	1,431,271
Mazda Motor Corp.	153,300	1,587,478
Mebuki Financial Group, Inc.	83,070	221,308
Medipal Holdings Corp.	25,300	543,602
Mitsubishi Chemical Holdings Corp.	185,800	1,411,405
Mitsubishi Corp.	136,600	3,763,806
Mitsubishi Gas Chemical Co., Inc.	38,100	575,298
Mitsubishi Heavy Industries Ltd.	54,600	1,970,691
Mitsubishi Logistics Corp.	2,500	56,955
Mitsubishi Materials Corp.	35,500	937,663
Mitsubishi Tanabe Pharma Corp.	16,600	239,447
Mitsubishi UFJ Financial Group, Inc.	300,400	1,474,250
Mitsubishi UFJ Financial Group, Inc., ADR	730,318	3,556,649
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	530,866
Mitsui Chemicals, Inc.	47,200	1,069,703
Mitsui Fudosan Co., Ltd.	42,900	956,986
Mitsui OSK Lines Ltd.	24,600	538,437
Mizuho Financial Group, Inc.	1,731,200	2,689,871
MS&AD Insurance Group Holdings, Inc.	41,128	1,175,247
Nagase & Co., Ltd.	8,100	111,961
NEC Corp.	73,400	2,186,497
NGK Insulators Ltd.	4,000	54,414
NH Foods Ltd.	21,733	819,907
NHK Spring Co., Ltd.	42,200	371,543
Nikon Corp.	10,000	149,172
Nippo Corp. @	11,000	212,062
Nippon Electric Glass Co., Ltd. @	14,700	361,180
Nippon Express Co., Ltd.	21,600	1,206,076
Nippon Kayaku Co., Ltd.	11,700	149,553
Nippon Paper Industries Co., Ltd.	16,500	295,812
Nippon Shokubai Co., Ltd.	4,600	294,202
Nippon Steel Sumitomo Metal Corp.	124,127	2,143,245
Nippon Yusen KK	50,100	772,949
Nipro Corp.	14,600	179,162
Nishi-Nippon Financial Holdings, Inc.	9,400	82,161
Nissan Motor Co., Ltd.	426,800	3,427,873
Nisshinbo Holdings, Inc.	26,400	200,159
NOK Corp.	19,900	278,878
Nomura Holdings, Inc.	429,500	1,648,954
Nomura Real Estate Holdings, Inc.	23,700	435,706
NSK Ltd.	84,600	732,498
NTN Corp.	95,000	275,626
Obayashi Corp.	113,200	1,026,603
Oji Holdings Corp.	226,000	1,165,002
Rengo Co., Ltd.	35,400	280,345
Resona Holdings, Inc.	246,400	1,188,556
Ricoh Co., Ltd.	135,700	1,333,415
Rohm Co., Ltd.	6,100	391,807
Sankyo Co., Ltd.	3,300	125,852
Sawai Pharmaceutical Co., Ltd.	3,200	152,694
Seino Holdings Co., Ltd.	20,400	268,389
Sekisui House Ltd.	145,600	2,150,690
Shimamura Co., Ltd.	2,600	199,261
Shimizu Corp.	68,400	558,533
Shinsei Bank Ltd.	18,500	220,943
Shizuoka Bank Ltd. (The)	58,000	455,618
Sojitz Corp.	179,100	624,207
Sompo Holdings, Inc.	19,343	658,620
Sumitomo Chemical Co., Ltd.	471,000	2,290,434
Sumitomo Corp.	74,200	1,057,099
Sumitomo Dainippon Pharma Co., Ltd.	30,100	959,806
Sumitomo Electric Industries Ltd.	181,800	2,424,995
Sumitomo Forestry Co., Ltd.	33,800	444,067
Sumitomo Heavy Industries Ltd.	26,000	776,881
Sumitomo Metal Mining Co., Ltd.	54,700	1,470,994
Sumitomo Mitsui Financial Group, Inc.	187,900	6,248,762
Sumitomo Mitsui Trust Holdings, Inc.	27,100	994,446
Sumitomo Osaka Cement Co., Ltd.	1,900	78,181
Sumitomo Rubber Industries Ltd. @	42,800	507,641
Suzuken Co., Ltd.	3,040	155,044
T&D Holdings, Inc.	60,800	709,486
Taiheiyo Cement Corp.	25,000	774,372
Takashimaya Co., Ltd.	23,500	301,026
TDK Corp.	5,000	352,174
Teijin Ltd.	53,199	852,795
Toda Corp.	28,000	175,248
Toho Holdings Co., Ltd. @	8,800	215,815
TOKAI RIKA Co., Ltd.	11,500	191,378
Tokio Marine Holdings, Inc.	20,400	974,540
Tokyo Tatemono Co., Ltd.	37,600	391,077
Tokyu Fudosan Holdings Corp.	132,300	654,227
Tosoh Corp.	58,300	761,695
Toyo Seikan Group Holdings Ltd.	35,200	809,948
Toyoda Gosei Co., Ltd.	15,300	303,613
Toyota Motor Corp.	216,490	12,653,026
Toyota Motor Corp., ADR	38,241	4,439,015

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Toyota Tsusho Corp.	47,800	$1,415,182
TS Tech Co., Ltd.	7,000	192,874
Ube Industries Ltd.	24,700	503,442
Yamada Denki Co., Ltd.	133,100	639,968
Yamaguchi Financial Group, Inc.	23,000	221,386
Yokohama Rubber Co., Ltd. (The) @	27,600	519,995
Zeon Corp.	28,500	261,585
		145,122,034
Luxembourg — 0.2%
SES SA	60,528	1,158,837

Netherlands — 3.6%
ABN AMRO Group NV ±	53,462	1,258,159
Aegon NV	243,479	1,137,902
Akzo Nobel NV	2,525	203,668
ArcelorMittal @	89,636	1,852,776
ArcelorMittal =	28,247	587,083
ASR Nederland NV	2,603	103,131
Fiat Chrysler Automobiles NV *	16,458	237,983
ING Groep NV	386,479	4,166,825
Koninklijke Ahold Delhaize NV	285,058	7,209,808
Koninklijke DSM NV	37,473	3,067,253
Koninklijke Philips NV	17,973	631,032
Koninklijke Vopak NV	7,411	336,929
NN Group NV	43,420	1,731,246
Randstad Holding NV	2,608	119,793
		22,643,588
New Zealand — 0.2%
Air New Zealand Ltd.	126,439	263,084
Auckland International Airport Ltd.	102,317	493,088
EBOS Group Ltd.	13,150	177,232
Fletcher Building Ltd. *	104,034	340,759
Fonterra Co-operative Group, Ltd. @	6,088	18,960
SKYCITY Entertainment Group, Ltd.	9,800	23,351
		1,316,474
Norway — 0.9%
Aker ASA, A Shares	1,286	68,714
Austevoll Seafood ASA	10,438	128,928
DNB ASA	121,828	1,946,515
Norsk Hydro ASA	380,361	1,724,855
SpareBank 1 SR-Bank ASA	25,719	265,325
Statoil ASA	2	42
Storebrand ASA	56,200	400,644
Subsea 7 SA	44,617	434,895
Yara International ASA	20,099	775,229
		5,745,147
Portugal — 0.1%
Banco Espirito Santo SA §*	414,564	—
EDP Renovaveis SA	32,371	288,367
		288,367
Singapore — 1.0%
BOC Aviation Ltd. ±	47,800	353,746
CapitaLand Ltd.	430,800	983,006
City Developments Ltd.	103,600	617,214
Frasers Centrepoint Ltd. @	23,300	28,207
Golden Agri-Resources Ltd.	938,200	168,648
Keppel Corp. Ltd.	379,500	1,645,582
Olam International Ltd.	82,000	99,270
Sembcorp Industries Ltd.	293,200	546,409
Singapore Airlines Ltd.	158,940	1,098,511
United Industrial Corp. Ltd.	63,243	126,676
UOL Group Ltd.	47,218	214,446
Wilmar International Ltd.	292,500	669,577
		6,551,292
South Africa — 0.0%
Old Mutual Ltd.	116,789	174,344

Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA	215,590	1,145,025
Banco de Sabadell SA	1,148,372	1,316,405
Banco Santander SA	2,235,943	10,178,154
Bankia SA @	44,244	129,773
Mapfre SA	21,274	56,549
Repsol SA	221,785	3,577,870
		16,403,776
Sweden — 2.4%
BillerudKorsnas AB @	25,275	300,861
Boliden AB	68,429	1,482,238
Dometic Group AB ±	42,022	260,772
Getinge AB, B Shares	47,843	431,307
Holmen AB	23,456	462,983
Husqvarna AB, Class B	9,183	68,073
ICA Gruppen AB @	18,530	662,342
Intrum AB @	8,767	203,473
Millicom International Cellular SA	12,736	806,872
Peab AB	3,201	26,149
SKF AB	46,187	700,652
SSAB AB, A Shares	32,802	112,844
SSAB AB, B Shares	227,651	2,211,538
SSAB AB, Series B	71,560	201,206
Svenska Cellulosa AB, Series A	244	1,968
Svenska Cellulosa AB, Series B	96,232	746,147
Svenska Handelsbanken AB, A Shares	119,771	1,328,394
Svenska Handelsbanken AB, B Shares	1,918	21,900
Swedbank AB, A Shares	58,033	1,294,831
Tele2 AB, B Shares	8,541	108,847
Telefonaktiebolaget LM Ericsson, B Shares	150,346	1,321,790
Telia Co. AB	390,069	1,847,590
Trelleborg AB	39,848	626,520
		15,229,297
Switzerland — 8.4%
Adecco Group SA	36,654	1,712,807
Baloise Holding AG	10,839	1,493,133
Banque Cantonale Vaudoise	173	130,423
Cie Financiere Richemont SA	65,945	4,226,814
Clariant AG *	70,701	1,301,232
Credit Suisse Group AG *	139,027	1,527,614
Dufry AG @*	8,794	833,144
Flughafen Zuerich AG	4,261	704,459
Helvetia Holding AG	352	205,742
Julius Baer Group Ltd. *	38,000	1,353,525
LafargeHolcim Ltd. *	56,614	2,332,757
Lonza Group AG *	2,027	525,259
Novartis AG	155,578	13,302,243
Novartis AG, ADR	19,570	1,679,302
Swatch Group AG (The) µ	12,219	706,114
Swatch Group AG (The) µ	6,868	2,003,312
Swiss Life Holding AG *	5,678	2,187,090
Swiss Re AG	27,273	2,500,603

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland (Continued)
Swisscom AG	2,134	$1,019,778
UBS Group AG *	385,713	4,801,301
Vifor Pharma AG	3,119	339,222
Zurich Insurance Group AG	26,257	7,829,817
		52,715,691
United Kingdom — 15.5%
Anglo American PLC	234,151	5,216,288
Antofagasta PLC	11,948	119,273
Aviva PLC	863,288	4,131,802
Barclays PLC, ADR	354,608	2,673,744
Barratt Developments PLC	206,660	1,219,056
BP PLC, ADR	437,135	16,576,159
British American Tobacco PLC	98,463	3,137,523
Coca-Cola European Partners PLC *	3,617	166,762
Glencore PLC *	1,525,021	5,663,236
GVC Holdings PLC	14,764	126,835
HSBC Holdings PLC	142,436	1,174,440
HSBC Holdings PLC, ADR @	271,854	11,175,918
Investec PLC	83,489	469,397
J Sainsbury PLC	422,622	1,427,486
John Wood Group PLC	55,323	356,945
Kingfisher PLC	420,977	1,113,398
Lloyds Banking Group PLC	9,063,876	5,990,134
Lloyds Banking Group PLC, ADR	376,801	964,611
Mediclinic International PLC	18,648	76,654
Melrose Industries PLC	74,542	155,676
Micro Focus International PLC, ADR	23,644	406,913
Pearson PLC	48,365	578,486
Pearson PLC, ADR @	32,293	385,578
Phoenix Group Holdings PLC	11,959	85,879
Royal Bank of Scotland Group PLC	83,038	229,356
Royal Bank of Scotland Group PLC, ADR @	81,693	456,664
Royal Dutch Shell PLC, ADR, Class A	155,739	9,074,912
Royal Dutch Shell PLC, ADR, Class B	179,658	10,768,700
Royal Mail PLC	76,074	263,839
Standard Chartered PLC	286,653	2,226,186
Standard Life Aberdeen PLC	45,696	149,542
Tesco PLC	28,781	69,737
Vodafone Group PLC	4,677,355	9,115,524
WM Morrison Supermarkets PLC	548,065	1,489,687
WPP PLC @	5,500	301,400
WPP PLC	57,115	616,314
		98,154,054
United States — 0.3%
Shire PLC	27,024	1,574,127

TOTAL COMMON STOCKS (Identified Cost $650,359,928)		619,595,883

PREFERRED STOCKS — 1.3%
Germany — 1.3%
Bayerische Motoren Werke AG, 6.330%	11,127	791,698
Porsche Automobil Holding SE, 3.200%	17,284	1,022,634
Volkswagen AG, 2.680%	37,559	5,978,174
		7,792,506
TOTAL PREFERRED STOCKS (Identified Cost $10,884,972)		7,792,506

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Repsol SA Right *	225,702	103,439

TOTAL RIGHTS AND WARRANTS (Identified Cost $105,922)		103,439

SHORT-TERM INVESTMENTS — 1.7%
Collateral For Securities On Loan — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.350%	$10,961,837	$10,961,837

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,961,837)		10,961,837

Total Investments — 101.1%
(Identified Cost $672,312,659)		638,453,665

Liabilities, Less Cash and Other Assets — (1.1%)		(6,823,413)
Net Assets — 100.0%		$631,630,252

†	See Note 1
@	A portion or all of the security were held on loan. As of December 31, 2018, the market value of the securities on loan was $19,723,561.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2018 amounted to $2,620,283 or 0.41% of the net assets of the Fund.

=	Traded on the France, Euronext Paris Exchange.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
HKD — Hong Kong Dollar
SEK — Swedish Krona

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.0%
Brazil — 7.4%
Aliansce Shopping Centers SA	9,447	$46,604
Alliar Medicos A Frente SA *	3,500	12,020
Banco Bradesco SA	33,012	288,320
Banco Bradesco SA, ADR	100,458	993,530
Banco do Brasil SA	74,244	890,564
Banco Santander Brasil SA	26,920	296,584
Cia Siderurgica Nacional SA *	104,700	238,805
Construtora Tenda SA	10,255	84,908
Cosan SA Industria e Comercio	14,100	121,728
Direcional Engenharia SA	12,000	23,221
Duratex SA	42,639	130,147
Embraer SA, ADR	18,374	406,617
Ez Tec Empreendimentos e Participacoes SA	8,658	55,892
Gerdau SA	9,327	29,456
Gerdau SA, ADR @	102,151	384,088
International Meal Co., Alimentacao SA	24,900	45,550
Iochpe Maxion SA	12,897	79,230
JBS SA	129,293	386,636
Kroton Educacional SA	115,663	264,705
LOG Commercial Properties e Participacoes SA *	3,194	14,849
Magnesita Refratarios SA *	6,000	85,454
MRV Engenharia e Participacoes SA	44,264	141,160
Petroleo Brasileiro SA	386,643	2,533,892
Restoque Comercio e Confeccoes de Roupas SA	1,216	8,408
Santos Brasil Participacoes SA	32,700	35,689
Sao Martinho SA	24,581	115,366
SLC Agricola SA	7,679	82,937
Sul America SA	32,934	243,027
Tupy SA	9,747	50,675
Usinas Siderurgicas de Minas Gerais SA	9,100	26,860
Vale SA	516,592	6,797,702
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,543	35,032
		14,949,656
Cayman Islands — 0.0%
Tongda Group Holdings Ltd.	80,000	7,969
Chile — 1.2%
Besalco SA	22,668	19,928
CAP SA	12,556	110,001
Cencosud SA	156,242	281,416
Cia Sud Americana de Vapores SA *	231,075	6,643
Empresas CMPC SA	98,730	313,347
Empresas COPEC SA	13,008	156,058
Empresas Hites SA	11,264	7,481
Empresas La Polar SA *	307,156	14,163
Enel Americas SA	2,256,965	396,757
Enel Chile SA, ADR	32,412	160,439
Enersis Americas SA, ADR	10,932	97,513
ENTEL Chile SA	11,652	90,664
Grupo Security SA	151,161	63,383
Inversiones Aguas Metropolitanas SA	40,036	58,266
Itau CorpBanca	12,354,030	115,672
Latam Airlines Group SA, ADR @	17,808	183,422
Masisa SA	174,355	9,321
PAZ Corp. SA	9,073	13,335
Ripley Corp. SA	107,262	88,870
Salfacorp SA	43,600	61,882
Sigdo Koppers SA	27,803	41,821
SMU SA *	12,651	3,463
Sociedad Matriz SAAM SA	550,961	47,316
Socovesa SA	38,881	21,962
Vina Concha y Toro SA	22,108	42,789
		2,405,912
China — 17.3%
361 Degrees International Ltd.	71,000	14,779
Agile Group Holdings Ltd.	167,091	196,527
Agricultural Bank of China Ltd., H Shares	1,814,000	794,588
Air China Ltd., Class H	92,000	80,128
Ajisen China Holdings Ltd.	37,000	10,348
Aluminum Corp. of China Ltd., H Shares *	194,000	62,433
Angang Steel Co., Ltd., H Shares	70,000	48,273
Anton Oilfield Services Group *	94,000	9,363
Asia Cement China Holdings Corp.	25,500	17,878
BAIC Motor Corp., Ltd., H Shares ±	123,500	65,137
Bank of China Ltd., H Shares	4,025,902	1,737,762
Bank of Chongqing Co., Ltd., H Shares @	46,500	26,544
Bank of Communications Co., Ltd., H Shares	384,400	299,941
Baoye Group Co., Ltd. Class H *	22,000	12,221
BBMG Corp., H Shares	143,000	45,107
Beijing Capital International Airport Co., Ltd., H Shares	42,000	44,572
Beijing Capital Land Ltd., H Shares	100,000	35,885
Beijing Enterprises Clean Energy Group Ltd. *	260,000	3,686
Beijing Enterprises Holdings Ltd.	33,500	177,543
Beijing North Star Co., Ltd., Class H	26,000	7,404
Bosideng International Holdings Ltd. @	64,000	12,096
Brilliance China Automotive Holdings Ltd.	52,000	38,715
BYD Electronic International Co., Ltd.	34,500	43,354
C C Land Holdings Ltd.	172,500	41,635
CAR, Inc. *	14,000	10,423
Central China Real Estate Ltd.	56,000	20,596
CGN Meiya Power Holdings Co., Ltd. *±	152,000	20,964
Chaowei Power Holdings Ltd.	37,000	14,317
China Aerospace International Holdings Ltd.	318,000	19,899
China Agri-Industries Holdings Ltd.	203,700	72,578
China Aoyuan Property Group Ltd.	113,000	71,721
China BlueChemical Ltd., H Shares	192,000	60,318
China Cinda Asset Management Co., Ltd., Class H	505,000	122,534
China Citic Bank Corp., Ltd., H Shares	417,000	253,486
China Coal Energy Co., Ltd., H Shares	120,000	47,200
China Communication Services Corp., Ltd., H Shares	153,600	127,109
China Communications Construction Co., Ltd., H Shares	274,000	258,936
China Construction Bank Corp., H Shares	5,913,810	4,878,771
China Development Bank Financial Leasing Co., Ltd., H Shares ±	68,000	17,889
China Eastern Airlines Corp., Ltd., H Shares	50,000	27,840
China Electronics Optics Valley Union Holding Co., Ltd.	140,000	7,688
China Energy Engineering Corp., Ltd., H Shares	122,000	15,269
China Everbright Bank Co., Ltd., H Shares	160,000	69,268
China Everbright Ltd.	26,000	46,086
China Galaxy Securities Co., Ltd., H Shares	133,500	60,352
China Harmony New Energy Auto Holding Ltd. @	41,000	15,394

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China High Speed Transmission Equipment
Group Co., Ltd. @	23,000	$22,029
China Hongqiao Group Ltd. @	162,500	92,347
China Huiyuan Juice Group Ltd. *@	84,500	8,174
China International Capital Corp., Ltd., H Shares @±	22,400	42,051
China International Marine Containers Group Co., Ltd., Class H	12,200	11,716
China Jinmao Holdings Group Ltd.	360,000	161,829
China Lesso Group Holdings Ltd.	73,000	36,544
China Lumena New Materials Corp. *@	224,000	—
China Merchants Bank Co., Ltd., H Shares	8,500	31,154
China Merchants Land Ltd.	118,000	16,576
China Merchants Port Holdings Co., Ltd.	18,421	33,170
China Minsheng Banking Corp., Ltd., H Shares	389,880	268,866
China Mobile Ltd.	385,000	3,704,712
China National Building Material Co., Ltd., H Shares	422,850	289,442
China Oil & Gas Group Ltd. *	200,000	13,026
China Oilfield Services Ltd., H Shares	124,000	106,573
China Oriental Group Co., Ltd.	38,000	22,614
China Overseas Grand Oceans Group Ltd.	115,500	37,908
China Overseas Land & Investment Ltd.	338,000	1,161,126
China Petroleum & Chemical Corp., ADR	4,361	307,887
China Petroleum & Chemical Corp., H Shares	2,062,400	1,472,296
China Railway Construction Corp., Ltd., H Shares	159,500	221,208
China Railway Group Ltd., H Shares	254,000	231,278
China Reinsurance Group Corp., H Shares	196,000	40,049
China Resources Cement Holdings Ltd.	150,000	135,049
China Resources Land Ltd.	246,000	945,610
China Sanjiang Fine Chemicals Co., Ltd.	44,000	10,564
China SCE Property Holdings Ltd.	151,000	54,958
China Shanshui Cement Group Ltd. *@	112,501	30,314
China Shengmu Organic Milk Ltd. *±	123,000	5,576
China Shenhua Energy Co., Ltd.	295,500	647,568
China Shineway Pharmaceutical Group Ltd.	19,000	18,465
China Silver Group Ltd. *	116,000	10,962
China Singyes Solar Technologies Holdings Ltd.	36,000	11,494
China South City Holdings Ltd.	308,000	43,660
China Southern Airlines Co., Ltd., H Shares	84,000	52,027
China State Construction International Holdings Ltd.	58,000	46,071
China Taiping Insurance Holdings Co., Ltd.	9,600	26,358
China Traditional Chinese Medicine Holdings Co., Ltd.	30,000	17,470
China Travel International Investment Hong Kong Ltd.	180,000	48,043
China Unicom Hong Kong Ltd.	132,000	140,926
China Unicom Hong Kong Ltd., ADR @	55,304	589,541
China Yurun Food Group Ltd. *@	23,000	1,880
China ZhengTong Auto Services Holdings Ltd.	74,500	44,431
China Zhongwang Holdings Ltd. @	154,000	68,243
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	121,218
CIFI Holdings Group Co., Ltd.	162,000	86,064
CITIC Ltd.	274,000	429,694
Citic Resources Holdings Ltd. @	150,000	11,877
CITIC Securities Co., Ltd., Class H	43,000	74,133
Citychamp Watch & Jewellery Group Ltd.	60,000	12,490
CNOOC Ltd.	1,424,000	2,200,421
Cogobuy Group *±	40,000	13,537
Comba Telecom Systems Holdings Ltd. *@	193,600	31,894
Concord New Energy Group Ltd.	420,000	16,895
Coolpad Group Ltd. *	240,200	19,672
COSCO SHIPPING Development Co., Ltd., H Shares *	132,200	13,506
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	92,000	45,938
COSCO SHIPPING Ports Ltd.	104,175	102,439
CPMC Holdings Ltd.	25,000	12,004
CT Environmental Group Ltd. @	98,000	3,942
Dah Chong Hong Holdings Ltd.	81,000	28,033
Dongfeng Motor Group Co., Ltd., H Shares	168,000	152,327
Dongyue Group Ltd.	39,000	20,121
Everbright Securities Co., Ltd., Class H ±	16,000	14,303
Fantasia Holdings Group Co., Ltd.	142,500	16,378
Far East Horizon Ltd.	79,000	79,701
Fosun International Ltd.	128,000	186,348
Fufeng Group Ltd. *	123,000	51,993
GCL New Energy Holdings Ltd. *@	392,000	14,768
GCL-Poly Energy Holdings Ltd. *	899,000	54,534
Gemdale Properties & Investment Corp., Ltd.	226,000	21,358
GF Securities Co., Ltd., Class H	38,600	52,351
Glorious Property Holdings Ltd. *	228,000	11,647
GOME Retail Holdings Ltd. *@	570,000	47,315
Grand Baoxin Auto Group Ltd.	23,000	6,491
Great Wall Motor Co., Ltd., H Shares @	230,500	132,168
Greenland Hong Kong Holdings Ltd.	112,000	27,319
Greentown China Holdings Ltd.	48,000	36,044
Guangshen Railway Co., Ltd., ADR	2,674	49,870
Guangzhou Automobile Group Co., Ltd., H Shares	104,000	103,728
Guangzhou R&F Properties Co., Ltd., H Shares	109,600	165,719
Guotai Junan Securities Co., Ltd. ±	8,200	16,587
Haitong Securities Co., Ltd., Class H	155,200	148,650
Harbin Bank Co., Ltd., H Shares ±	57,000	13,248
Harbin Electric Co., Ltd., H Shares	54,000	27,516
HC Group, Inc. *@	9,500	5,496
Hengdeli Holdings Ltd. *	184,000	8,224
Hi Sun Technology China Ltd. *	72,000	9,287
Hilong Holding Ltd.	109,000	10,022
Hopson Development Holdings Ltd.	58,000	47,997
Hua Han Health Industry Holdings Ltd. *@	640,000	—
Hua Hong Semiconductor Ltd. ±	6,000	11,110
Huaneng Renewables Corp., Ltd., H Shares	480,000	128,727
Huatai Securities Co., Ltd., Class H @±	59,000	93,430
Huishang Bank Corp., Ltd., H Shares	70,400	30,568
Industrial & Commercial Bank of China Ltd., H Shares	4,351,000	3,106,071
Jiangxi Copper Co., Ltd., H Shares	79,000	92,917
JinkoSolar Holding Co., Ltd. ADR *	2,344	23,182
Joy City Property Ltd.	226,000	24,244
Ju Teng International Holdings Ltd.	56,000	15,090
K Wah International Holdings Ltd.	55,000	26,129
Kaisa Group Holdings Ltd.	140,000	44,697
Kingboard Chemical Holdings Ltd.	71,000	189,503

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Kingboard Laminates Holdings Ltd.	58,000	$47,849
Kunlun Energy Co., Ltd.	318,000	337,067
KWG Property Holding Ltd.	112,500	99,563
Lee & Man Paper Manufacturing Ltd.	40,000	33,919
Legend Holdings Corp., H Shares ±	19,000	49,741
Longfor Properties Co., Ltd.	66,000	197,229
Lonking Holdings Ltd.	99,000	25,665
Maanshan Iron & Steel Co., Ltd., H Shares	116,000	51,108
Maoye International Holdings Ltd.	82,000	5,550
Metallurgical Corp., of China Ltd., H Shares	139,000	33,372
Mingfa Group International Co., Ltd. *	91,000	—
Minmetals Land Ltd.	152,000	25,429
Modern Land China Co., Ltd. @	50,000	6,066
Nine Dragons Paper Holdings Ltd.	101,000	93,513
Orient Securities Co., Ltd., Class H ±	16,800	10,534
Panda Green Energy Group Ltd. *	310,000	18,211
PAX Global Technology Ltd. @	52,000	18,793
People's Insurance Co., Group of China Ltd. (The), H Shares	352,000	141,600
PetroChina Co., Ltd., H Shares	1,800,000	1,121,767
PICC Property & Casualty Co., Ltd., H Shares	290,000	296,648
Poly Culture Group Corp., Ltd., H Shares	6,400	8,353
Poly Property Group Co., Ltd.	229,000	71,649
Postal Savings Bank of China Co., Ltd., Class H ±	118,000	62,236
Pou Sheng International Holdings Ltd.	87,000	16,777
Powerlong Real Estate Holdings Ltd.	165,000	64,900
PW Medtech Group Ltd. *	97,000	12,635
Qinhuangdao Port Co., Ltd. H Shares	26,500	6,464
Red Star Macalline Group Corp., Ltd., H Shares ±	18,456	15,839
Renhe Commercial Holdings Co., Ltd. *	726,000	25,033
Ronshine China Holdings Ltd. *	24,000	28,259
Sany Heavy Equipment International Holdings Co. Ltd.	62,000	21,140
Seaspan Corp. @	3,228	25,275
Semiconductor Manufacturing International Corp. *@	198,800	173,907
Shandong Chenming Paper Holdings Ltd., H Shares	35,250	20,167
Shanghai Electric Group Co., Ltd., H Shares	104,000	33,204
Shanghai Industrial Holdings Ltd.	45,000	91,029
Shanghai Industrial Urban Development Group Ltd.	52,000	8,434
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	35,911
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	34,900	70,954
Shanghai Prime Machinery Co., Ltd., Class H *	106,000	14,214
Shengjing Bank Co., Ltd., H Shares ±	28,000	12,193
Shenzhen Investment Ltd.	347,143	114,820
Shimao Property Holdings Ltd.	131,500	350,980
Shougang Concord International Enterprises Co., Ltd. *	1,212,000	30,956
Shougang Fushan Resources Group Ltd.	176,000	35,737
Shui On Land Ltd.	127,500	28,332
Shunfeng International Clean Energy Ltd. *@	220,000	14,610
Sihuan Pharmaceutical Holdings Group Ltd.	117,000	20,470
Sino-Ocean Land Holdings Ltd.	246,212	108,477
Sinofert Holdings Ltd. *	244,000	28,044
Sinopec Engineering Group Co., Ltd., H Shares	93,000	76,367
Sinopec Kantons Holdings Ltd.	64,000	28,361
Sinotrans Ltd., H Shares	170,000	73,814
Sinotrans Shipping Ltd.	51,573	17,717
Sinotruk Hong Kong Ltd. @	60,000	90,416
Skyworth Digital Holdings Ltd.	224,477	48,447
SOHO China Ltd. *	209,000	74,467
Springland International Holdings Ltd.	99,000	19,596
TCL Electronics Holdings Ltd.	38,667	14,814
Technovator International Ltd. *	34,000	4,038
Texhong Textile Group Ltd.	18,000	20,573
Tian An China Investment Co., Ltd.	10,000	5,300
Tianjin Port Development Holdings Ltd. *	180,000	19,079
Tianneng Power International Ltd.	26,000	21,682
Tomson Group Ltd.	24,000	6,774
Truly International Holdings Ltd. *	120,000	14,558
Universal Medical Financial & Technical Advisory Services Co., Ltd. @±	32,000	23,947
Wasion Group Holdings Ltd.	48,000	23,355
West China Cement Ltd.	198,000	26,803
Xiamen International Port Co., Ltd., Class H	94,000	13,805
Xingda International Holdings Ltd.	73,932	22,471
Xtep International Holdings Ltd.	37,500	20,353
Yanzhou Coal Mining Co., Ltd., H Shares	130,000	104,923
YuanShengTai Dairy Farm Ltd. *	226,000	4,820
Yuexiu Property Co., Ltd.	785,033	144,365
Yuzhou Properties Co., Ltd.	62,451	25,760
Zhong An Real Estate Ltd. *	89,000	3,012
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	57,000	20,527
		35,030,013
Colombia — 0.3%
Almacenes Exito SA	33,596	128,280
Cementos Argos SA	21,491	46,059
Constructora Conconcreto SA *	52,618	5,963
Grupo Argos SA	49,281	256,459
Grupo de Inversiones Suramericana SA	27,214	269,165
Grupo Nutresa SA	4,377	31,673
		737,599
Czech Republic — 0.2%
CEZ, AS	20,203	481,211
Greece — 0.1%
Alpha Bank AE *	927	1,168
Ellaktor SA *	11,652	16,608
GEK Terna Holding Real Estate
Construction SA *	8,282	45,548
Hellenic Petroleum SA	4,212	35,615
Marfin Investment Group Holdings SA *	45,244	3,681
Mytilineos Holdings SA	7,016	58,601
		161,221
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	40,125	440,772
OTP Bank PLC	1,455	58,626
Richter Gedeon Nyrt	3,388	65,656
		565,054
India — 13.5%
ACC Ltd.	4,759	102,794
Adani Enterprises Ltd.	48,033	110,390
Adani Gas Ltd. *	48,033	69,007

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
Common Stocks (Continued)
India (Continued)
Adani Green Energy Ltd. *	36,553	$21,964
Adani Transmissions Ltd. *	27,809	79,147
Aditya Birla Capital Ltd. *	28,455	40,737
Aditya Birla Fashion & Retail Ltd. *	2,498	7,212
Allahabad Bank Ltd. *	20,823	13,765
Ambuja Cements Ltd.	58,052	187,090
Andhra Bank *	22,882	9,620
Anveshan Heavy Engineering Ltd. *	498	682
Apollo Tyres Ltd.	47,356	159,504
Arvind Fashions Ltd. *	2,690	38,076
Arvind Ltd.	13,452	18,863
Ashoka Buildcon Ltd.	7,348	13,067
Aurobindo Pharma Ltd.	21,564	226,373
Axis Bank Ltd. *	134,335	1,192,785
Axis Bank Ltd. GDR *	593	26,596
Bajaj Holdings & Investment Ltd.	5,460	230,710
Balkrishna Industries Ltd.	4,100	54,205
Balrampur Chini Mills Ltd. *	11,186	16,351
Bank of Baroda *	55,295	93,934
Bharat Electronics Ltd.	56,373	70,895
Bharat Heavy Electricals Ltd.	102,622	107,304
Bharti Airtel Ltd.	223,068	997,839
Bharti Infratel Ltd.	16,471	61,081
Birla Corp., Ltd.	2,074	17,884
Brigade Enterprises Ltd.	6,374	19,926
Canara Bank *	16,899	66,468
Ceat Ltd.	3,536	66,146
Central Bank of India *	10,425	5,480
CG Power and Industrial Solutions Ltd. *	49,779	32,086
Chambal Fertilizers and Chemicals Ltd.	14,403	30,595
Cipla Ltd.	13,757	102,269
City Union Bank Ltd.	18,860	52,272
Coffee Day Enterprises Ltd. *±	3,077	12,259
Container Corp. Of India Ltd.	6,007	59,136
Corporation Bank *	735	305
Cox & Kings Financial Service Ltd. *	3,984	3,715
Cox & Kings Ltd.	11,953	28,472
Cyient Ltd.	7,451	66,276
DCB Bank Ltd.	19,962	48,493
DCM Shriram Ltd.	4,319	20,854
Dewan Housing Finance Corp. Ltd.	30,512	108,605
Dishman Carbogen Amcis Ltd. *	5,292	17,434
DLF Ltd.	45,152	114,570
Dr Reddy 's Laboratories Ltd., ADR @	10,396	391,929
eClerx Services Ltd.	1,085	16,632
EID Parry India Ltd.	7,288	21,520
EIH Ltd.	9,682	27,736
Engineers India Ltd.	17,822	32,011
Federal Bank Ltd.	182,321	243,130
Finolex Industries Ltd.	1,266	9,874
Firstsource Solutions Ltd.	20,730	13,926
Fortis Healthcare Ltd. *	35,112	70,385
GAIL India Ltd.	99,156	510,018
GAIL India Ltd., GDR	276	8,473
Gateway Distriparks Ltd.	5,474	10,134
Glenmark Pharmaceuticals Ltd.	12,966	128,611
Granules India Ltd.	17,305	22,209
Grasim Industries Ltd.	31,951	378,570
Great Eastern Shipping Co., Ltd. (The)	11,618	52,544
Gujarat Alkalies & Chemicals Ltd.	2,551	19,804
Gujarat Fluorochemicals Ltd.	5,933	77,350
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,596	22,448
Gujarat Pipavav Port Ltd.	19,498	28,766
Gujarat State Petronet Ltd.	21,418	53,810
Himachal Futuristic Communications Ltd.	111,266	33,946
Hindalco Industries Ltd.	154,577	499,278
Housing Development & Infrastructure Ltd. *	33,952	12,839
HSIL Ltd.	2,665	8,976
ICICI Bank Ltd.	80,775	417,441
ICICI Bank Ltd., ADR	82,445	848,359
IDBI Bank Ltd. *	61,479	53,937
Idea Cellular Ltd. *	260,350	140,589
IDFC Bank Ltd.	184,580	114,743
IDFC Ltd.	100,426	62,717
IFCI Ltd. *	68,818	14,786
IIFL Holdings Ltd.	25,376	183,591
India Cements Ltd. (The)	31,361	43,011
Indiabulls Housing Finance Ltd.	11,586	141,558
Indiabulls Real Estate Ltd. *	29,702	37,098
Indian Bank *	10,338	36,116
Indian Hotels Co., Ltd. (The)	14,120	29,872
Infosys Ltd.	13,066	123,445
Ipca Laboratories Ltd.	4,046	46,365
J Kumar Infraprojects Ltd.	2,087	3,949
Jagran Prakashan Ltd.	8,773	14,727
Jain Irrigation Systems Ltd.	44,473	44,559
Jaiprakash Associates Ltd. *	179,807	19,960
Jammu & Kashmir Bank Ltd. (The) *	24,690	13,333
Jindal Saw Ltd.	14,261	17,312
Jindal Steel & Power Ltd. *	46,366	109,415
JK Cement Ltd.	1,001	10,230
JM Financial Ltd.	26,872	35,892
JSW Energy Ltd. *	75,011	73,867
JSW Steel Ltd.	146,710	646,184
Jubilant Life Sciences Ltd.	9,690	98,385
Kalpataru Power Transmission Ltd.	5,415	30,327
Karnataka Bank Ltd. (The)	25,825	41,522
Karur Vysya Bank Ltd. (The)	50,658	64,216
KPIT Technologies Ltd.	21,169	66,056
KPR Mill Ltd.	1,232	9,925
L&T Finance Holdings Ltd.	33,892	74,177
Larsen & Toubro Ltd.	16,714	341,801
Larsen & Toubro Ltd.	25,272	521,259
Laurus Labs Ltd. ±	757	4,115
LIC Housing Finance Ltd.	29,663	206,555
Lupin Ltd.	31,166	376,702
Mahindra & Mahindra Financial Services Ltd.	17,172	116,563
Mahindra & Mahindra Ltd.	73,676	849,308
Mahindra CIE Automotive Ltd. *	2,909	10,761
Manappuram Finance Ltd.	52,506	70,018
Max India Ltd. *	8,945	10,967
Mphasis Ltd.	14,198	207,464
MRF Ltd.	145	138,800
Muthoot Finance Ltd.	15,546	115,345
National Aluminium Co., Ltd.	66,123	62,462
Nava Bharat Ventures Ltd.	7,718	13,288
NCC Ltd.	58,777	74,339
Oberoi Realty Ltd.	8,568	54,490
Oriental Bank of Commerce *	14,300	19,561
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
PC Jeweller Ltd.	7,610	$9,347
Persistent Systems Ltd.	5,293	47,297
Petronet LNG Ltd.	18,380	58,867
Piramal Enterprises Ltd.	7,643	260,113
Power Finance Corp. Ltd.	107,658	165,924
Prakash Industries Ltd. *	3,119	3,726
Prestige Estates Projects Ltd.	14,610	46,102
PTC India Ltd.	28,037	37,288
Punjab National Bank *	42,980	48,080
Rain Industries Ltd.	7,350	14,170
Rajesh Exports Ltd.	2,563	20,958
Ramco Cements Ltd. (The)	1,003	9,209
Rashtriya Chemicals & Fertilizers Ltd.	7,262	6,668
Raymond Ltd.	3,276	39,620
Redington India Ltd.	28,950	36,802
Reliance Communications Ltd. *	167,238	34,494
Reliance Industries Ltd.	354,872	5,719,684
Reliance Industries Ltd., GDR ±	28,624	911,674
Reliance Power Ltd. *	91,910	37,717
Repco Home Finance Ltd.	2,062	11,782
Rural Electrification Corp. Ltd.	117,454	204,407
Sadbhav Engineering Ltd.	4,946	14,881
Shilpa Medicare Ltd.	1,821	10,003
Shipping Corp. of India Ltd. *	14,166	9,780
Shriram City Union Finance Ltd.	2,207	49,802
Shriram Transport Finance Co., Ltd.	20,278	359,581
Sintex Plastics Technology Ltd. *	60,470	21,610
Sobha Ltd.	6,105	39,858
South Indian Bank Ltd. (The)	112,022	24,871
Srei Infrastructure Finance Ltd.	9,293	4,825
SRF Ltd.	2,665	75,999
State Bank of India *	115,109	487,459
State Bank of India Ltd., GDR *	2,800	119,280
Steel Authority of India Ltd. *	48,344	39,124
Strides Shasun Ltd.	3,502	23,172
Sun Pharmaceutical Industries Ltd.	10,119	62,346
Syndicate Bank *	19,381	10,882
Tata Chemicals Ltd.	12,834	129,875
Tata Global Beverages Ltd.	46,398	145,910
Tata Motors Ltd. *@	4,939	60,157
Tata Motors Ltd. *	190,099	471,197
Tata Steel Ltd.	55,068	410,949
Tata Steel Ltd.	3,626	4,646
Tech Mahindra Ltd.	63,552	656,912
TI Financial Holdings Ltd.	4,435	33,891
Time Technoplast Ltd.	13,782	19,899
Tube Investments of India Ltd.	4,281	21,830
TV18 Broadcast Ltd. *	55,772	30,516
Uflex Ltd.	3,166	12,849
Union Bank of India *	28,863	35,430
VA Tech Wabag Ltd.	3,303	12,272
Vardhman Textiles Ltd.	2,832	45,432
Vedanta Ltd.	216,392	626,565
Vedanta Ltd., ADR @	14,869	171,588
Vijaya Bank	27,968	20,030
Welspun Corp., Ltd.	11,246	22,374
Welspun India Ltd.	16,161	13,762
Wipro Ltd.	133,303	631,335
Wockhardt Ltd. *	4,111	30,793
Yes Bank Ltd.	132,699	345,742
Zensar Technologies Ltd.	5,610	18,654
		27,429,627
Indonesia — 2.4%
Adaro Energy Tbk PT	2,508,900	211,983
Adhi Karya Persero Tbk PT	265,600	29,275
Agung Podomoro Land Tbk PT *	1,262,900	13,349
Alam Sutera Realty Tbk PT *	2,593,800	56,277
Aneka Tambang Tbk PT	812,316	43,214
Astra Agro Lestari Tbk PT	61,744	50,773
Astra Otoparts Tbk PT	19,600	2,004
Bank Bukopin Tbk PT *	428,300	8,101
Bank Danamon Indonesia Tbk PT	378,773	200,186
Bank Mandiri Tbk PT	1,493,700	766,067
Bank Negara Indonesia Persero Tbk PT	1,027,766	628,953
Bank Pan Indonesia Tbk PT *	763,800	60,817
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	287,000	40,914
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	3,311
Bank Tabungan Negara Tbk PT	671,490	118,608
Bank Tabungan Pensiunan Nasional Tbk PT	239,100	57,198
Barito Pacific Tbk PT	278,900	46,354
BISI International Tbk PT	94,000	10,949
Bumi Serpong Damai Tbk PT *	972,900	84,909
Ciputra Development Tbk PT	1,672,677	117,483
Eagle High Plantations Tbk PT *	1,380,100	15,740
Energi Mega Persada Tbk PT *	93,200	324
Gajah Tunggal Tbk PT *	177,100	8,005
Garuda Indonesia Persero Tbk PT *	400,470	8,299
Global Mediacom Tbk PT	1,084,300	18,248
Hanson International Tbk PT *	6,335,700	52,430
Holcim Indonesia Tbk PT *	278,000	36,442
Indah Kiat Pulp & Paper Corp., Tbk PT	334,000	268,268
Indika Energy Tbk PT	35,200	3,880
Indo Tambangraya Megah Tbk PT	43,600	61,398
Indofood Sukses Makmur Tbk PT	571,200	295,928
Intiland Development Tbk PT *	1,370,300	29,350
Japfa Comfeed Indonesia Tbk PT	532,700	79,646
Krakatau Steel Persero Tbk PT *	255,200	7,134
Lippo Cikarang Tbk PT *	74,400	7,631
Lippo Karawaci Tbk PT	2,347,075	41,457
Medco Energi Internasional Tbk PT *	1,095,266	52,174
Media Nusantara Citra Tbk PT	501,200	24,049
Mitra Adiperkasa Tbk PT	518,000	28,998
MNC Investama Tbk PT *	4,910,300	19,805
Modernland Realty Tbk PT	1,758,100	27,631
Pabrik Kertas Tjiwi Kimia Tbk PT	70,500	54,419
Pakuwon Jati Tbk PT	295,800	12,754
Panin Financial Tbk PT *	2,998,200	55,877
Pembangunan Perumahan Persero Tbk PT	281,400	35,322
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	387,700	33,701
PP Properti Tbk PT	1,727,300	14,054
Ramayana Lestari Sentosa Tbk PT	356,300	35,184
Salim Ivomas Pratama Tbk PT	482,300	15,428
Semen Indonesia Persero Tbk PT	282,100	225,602
Sentul City Tbk PT *	1,477,400	11,199
Siloam International Hospitals Tbk PT *	40,400	10,086
Sri Rejeki Isman Tbk PT	996,900	24,819
Summarecon Agung Tbk PT	674,800	37,776
Surya Semesta Internusa Tbk PT	393,100	13,668
Tiga Pilar Sejahtera Food Tbk PT *	168,600	1,477
Timah Tbk PT	396,682	20,827
Tunas Baru Lampung Tbk PT	317,700	19,111
United Tractors Tbk PT	155,400	295,563
Vale Indonesia Tbk PT *	218,900	49,625
Visi Media Asia Tbk PT *	498,300	4,539

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Waskita Beton Precast Tbk PT	1,138,000	$29,756
Waskita Karya Persero Tbk PT	362,700	42,374
Wijaya Karya Persero Tbk PT	459,200	52,849
XL Axiata Tbk PT *	600,900	82,739
		4,816,311
Korea — 17.3%
AK Holdings, Inc.	195	9,437
Asia Cement Co., Ltd.	309	28,662
Asia Paper Manufacturing Co. Ltd.	567	15,956
Asiana Airlines, Inc. *	18,788	69,626
BGF Co., Ltd.	4,970	35,945
BNK Financial Group, Inc.	37,989	249,560
Capro Corp.	3,814	14,818
Chongkundang Holdings Corp.	360	20,165
CJ CheilJedang Corp.	407	120,553
CJ Corp.	1,685	183,480
CJ Hellovision Co., Ltd.	4,225	34,685
Daeduck Electronics Co.	7,395	60,311
Daelim Industrial Co., Ltd.	4,243	389,772
Daesang Corp.	3,420	76,780
Daesang Holdings Co., Ltd.	3,626	25,543
Daewoo Engineering & Construction Co., Ltd. *	18,477	89,255
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	5,819	178,095
Daishin Securities Co., Ltd.	5,898	59,995
Daou Technology, Inc.	1,120	18,921
DGB Financial Group, Inc.	24,113	179,583
Dong Ah Tire & Rubber Co., Ltd. *	897	10,210
Dong Ah Tire & Rubber Co., Ltd.	652	18,699
Dong-A Socio Holdings Co., Ltd.	427	41,713
Dongbu Insurance Co., Ltd.	5,871	370,423
Dongkuk Steel Mill Co., Ltd.	7,956	51,552
Dongwon Development Co., Ltd.	7,412	26,571
Dongwon Industries Co., Ltd.	221	40,207
Doosan Bobcat, Inc.	3,213	90,706
Doosan Corp.	1,027	102,626
Doosan Heavy Industries & Construction Co., Ltd. *	10,298	89,801
Doosan Infracore Co., Ltd. *	21,468	146,032
E-Mart Co., Ltd.	2,694	440,630
Easy Bio, Inc.	6,222	33,792
Eugene Corp.	10,995	61,587
Eugene Investment & Securities Co., Ltd. *	8,694	18,505
GS Engineering & Construction Corp.	6,437	252,392
GS Holdings Corp.	9,519	440,205
Halla Holdings Corp.	1,447	56,736
Hana Financial Group, Inc.	46,863	1,522,480
Handsome Co., Ltd.	1,970	64,001
Hanil Cement Co., Ltd.	233	24,536
Hanil Cement Co., Ltd.	191	8,918
Hanjin Kal Corp.	5,790	154,635
Hanjin Transportation Co., Ltd.	1,833	88,381
Hankook Tire Co., Ltd.	10,761	387,215
Hansol Holdings Co., Ltd.	6,970	31,233
Hansol Paper Co., Ltd.	2,232	33,206
Hansol Technics Co., Ltd. *	1,212	6,756
Hanwha Chem Corp. *	20,042	362,832
Hanwha Corp.	8,404	236,122
Hanwha General Insurance Co., Ltd.	8,055	42,664
Hanwha Investment & Securities Co., Ltd. *	18,065	32,947
Hanwha Life Insurance Co., Ltd.	58,215	220,171
Hanwha Techwin Co., Ltd. *	4,682	136,373
HDC Hyundai Development Co.- Engineering & Construction *	1,703	73,566
Heungkuk Fire & Marine Insurance Co., Ltd. *	7,083	29,867
Hite Jinro Co., Ltd.	2,802	41,686
Humax Co., Ltd. *	1,390	6,727
Hy-Lok Corp.	918	13,534
Hyosung Advanced Materials Corp. *	147	13,570
Hyosung Chemical Corp. *	104	13,235
Hyosung Corp. *	453	20,299
Hyosung Heavy Industries Corp. *	306	11,340
Hyosung TNC Co., Ltd. *	142	23,544
Hyundai Construction Equipment Co., Ltd. *	1,558	59,622
Hyundai Department Store Co., Ltd.	2,487	201,492
Hyundai Development Co.	2,220	34,321
Hyundai Electric & Energy System Co., Ltd. *	1,224	24,353
Hyundai Engineering & Construction Co., Ltd.	9,420	460,954
Hyundai Glovis Co., Ltd.	1,036	119,774
Hyundai Greenfood Co., Ltd.	6,424	82,329
Hyundai Heavy Industries Co., Ltd. *	3,849	443,266
Hyundai Hy Communications & Networks Co., Ltd.	3,997	14,544
Hyundai Livart Furniture Co. Ltd.	838	15,058
Hyundai Mobis Co., Ltd.	188	32,013
Hyundai Motor Co.	17,619	1,871,170
Hyundai Motor Securities Co., Ltd. Hyundai Motor Securities Co Ltd	1,658	12,824
Hyundai Robotics Co., Ltd. *	1,468	455,214
Hyundai Steel Co.	15,304	620,636
Hyundai Wia Corp.	3,011	97,821
Ilshin Spinning Co., Ltd.	296	25,467
iMarketKorea, Inc.	1,693	10,500
Industrial Bank of Korea *	40,096	504,883
Interpark Holdings Corp.	7,348	15,476
IS Dongseo Co., Ltd.	1,670	45,873
JB Financial Group Co., Ltd.	23,079	117,898
KB Financial Group, Inc. *	6,566	273,632
KB Financial Group, Inc., ADR *	50,104	2,103,366
KCC Corp.	88	24,370
KH Vatec Co., Ltd. *	2,458	18,042
Kia Motors Corp.	32,165	971,465
KISWIRE Ltd.	933	19,441
KIWOOM Securities Co., Ltd.	487	34,131
Kolon Corp.	985	27,278
Kolon Industries, Inc.	2,613	134,186
Korea Asset In Trust Co., Ltd.	4,957	19,547
Korea Electric Terminal Co., Ltd.	682	24,816
Korea Investment Holdings Co., Ltd.	6,241	332,801
Korea Line Corp. *	2,642	51,500
Korea Petrochemical Ind Co., Ltd.	363	49,938
Korea Real Estate Investment & Trust Co., Ltd.	14,563	35,239
Korean Air Lines Co., Ltd.	7,810	231,332
Korean Reinsurance Co.	13,211	102,534
KT Skylife Co., Ltd.	2,021	20,829

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Kukdo Chemical Co., Ltd.	393	$16,079
Kwang Dong Pharmaceutical Co., Ltd.	2,450	15,041
Kyobo Securities Co., Ltd.	2,156	17,622
LF Corp.	3,054	68,016
LG Corp.	9,161	573,897
LG Display Co., Ltd. *	12,166	196,806
LG Display Co., Ltd., ADR *@	62,695	513,472
LG Electronics, Inc. *	16,873	942,093
LG Hausys Ltd.	907	46,008
LG International Corp.	4,279	58,866
LG Uplus Corp.	24,306	384,478
Lotte Chemical Corp.	2,727	676,984
Lotte Chilsung Beverage Co., Ltd.	47	58,971
Lotte Confectionery Co., Ltd.	72	9,744
Lotte Corp. *	758	35,801
LOTTE Fine Chemicals Co., Ltd.	2,950	108,530
LOTTE Himart Co., Ltd.	1,461	61,082
Lotte Shopping Co., Ltd.	1,381	261,150
LS Corp.	3,430	150,935
Lumens Co., Ltd. *	5,701	14,664
Mando Corp.	2,004	51,995
Meritz Financial Group, Inc.	3,430	35,505
Meritz Securities Co., Ltd.	51,373	197,057
Mirae Asset Daewoo Co., Ltd.	50,889	297,818
Mirae Asset Life Insurance Co., Ltd.	13,679	56,516
Moorim P&P Co., Ltd.	2,365	12,845
Muhak Co., Ltd.	2,076	25,303
Namyang Dairy Products Co., Ltd.	41	22,929
Nexen Corp.	2,630	12,964
Nexen Tire Corp.	5,151	42,333
NH Investment & Securities Co., Ltd.	17,499	204,662
NHN Entertainment Corp. *	628	32,250
Nong Shim Co., Ltd.	339	77,322
Nong Shim Holdings Co., Ltd.	185	11,589
NS Shopping Co., Ltd.	816	9,361
OCI Co., Ltd.	2,344	224,779
Orion Holdings Corp.	1,840	28,199
Pan Ocean Co., Ltd. *	25,856	103,002
Poongsan Corp.	2,993	73,363
POSCO	984	214,296
Posco Daewoo Corp.	7,508	122,464
POSCO, ADR	51,211	2,813,532
S&T Dynamics Co., Ltd. *	2,008	12,957
S&T Motiv Co., Ltd.	1,233	29,891
Sajo Industries Co., Ltd.	327	14,609
Samsung C&T Corp.	4,059	383,782
Samsung Card Co., Ltd.	3,768	116,674
Samsung Electronics Co., Ltd.	1,450	50,291
Samsung Fire & Marine Insurance Co., Ltd.	1,907	459,745
Samsung Heavy Industries Co., Ltd. *	46,075	305,983
Samsung Life Insurance Co., Ltd.	11,156	815,854
Samsung Securities Co., Ltd.	7,725	218,083
Samyang Corp.	427	21,048
Samyang Holdings Corp.	578	40,664
SeAH Besteel Corp.	1,570	24,905
SeAH Steel Corp. §	235	10,383
SeAH Steel Corp/New *	210	10,728
Sebang Co., Ltd.	1,306	14,046
Sebang Global Battery Co., Ltd.	944	30,415
Seohan Co., Ltd.	5,607	9,347
Shinhan Financial Group Co., Ltd. *	14,683	521,103
Shinhan Financial Group Co., Ltd., ADR *@	38,643	1,371,440
Shinsegae Co., Ltd.	1,093	250,769
SK Chemicals Co., Ltd. *	1,713	107,465
SK Chemicals Co., Ltd.	1,596	37,332
SK Gas Co., Ltd.	889	56,329
SK Holdings Co., Ltd.	395	92,042
SK Innovation Co., Ltd.	11,354	1,826,531
SK Networks Co., Ltd.	21,566	100,505
SK Securities Co., Ltd. *	36,346	21,499
SKC Co., Ltd.	3,866	124,039
SL Corp.	2,574	46,022
Ssangyong Motor Co. *	7,906	28,059
Sung Kwang Bend Co., Ltd.	4,581	46,804
Sungwoo Hitech Co., Ltd.	7,756	25,302
Sunjin Co., Ltd. *	941	9,572
Taekwang Industrial Co., Ltd.	61	72,163
Taewoong Co., Ltd. *	2,152	20,251
Taeyoung Engineering & Construction Co., Ltd.	6,376	64,857
Tongyang Life Insurance Co., Ltd.	6,487	27,732
Tongyang, Inc.	18,180	33,727
Unid Co., Ltd.	1,035	38,959
Wonik Holdings Co., Ltd. *	5,077	15,971
Woori Bank *	57,755	807,473
Woori Bank, ADR @	4,791	201,797
Young Poong Corp.	46	30,713
Youngone Corp. *	2,455	84,378
Youngone Holdings Co., Ltd.	787	44,083
Yuanta Securities Korea Co., Ltd. *	15,682	44,131
		35,094,078
Malaysia — 2.7%
Aeon Co. M Bhd	37,500	13,339
Affin Holdings Bhd	65,370	35,275
AirAsia Bhd	239,300	171,983
Alliance Financial Group Berhad	167,400	162,843
AMMB Holdings Berhad	305,987	321,351
Batu Kawan Berhad	18,800	75,882
Berjaya Corp. Berhad *	455,775	31,433
Berjaya Land Berhad *	215,200	11,717
Boustead Holdings Berhad	114,039	38,910
Boustead Plantations Bhd	55,720	10,113
Bumi Armada Bhd *	442,100	16,582
Cahya Mata Sarawak Bhd	38,500	25,061
CIMB Group Holdings Bhd	835,824	1,154,883
Coastal Contracts Bhd *	53,100	10,151
DRB-Hicom Berhad	148,700	61,171
Eastern & Oriental Bhd *	83,232	22,558
Eco World Development Group Bhd *	176,300	38,609
Ekovest Bhd	165,800	17,854
Felda Global Ventures Holdings Bhd	258,800	44,777
Gamuda Berhad	154,200	87,315
Genting Bhd	20,800	30,703
Genting Malaysia Bhd	308,100	225,157
HAP Seng Consolidated Berhad	35,100	83,662
Hap Seng Plantations Holdings Berhad	19,600	7,778
Hengyuan Refining Co. Bhd	9,900	11,164
Hong Leong Bank Bhd	14,300	70,592
Hong Leong Financial Group Berhad	35,721	160,431
IJM Corp. Berhad	421,460	165,218
IOI Properties Group Bhd	244,750	91,208
Jaya Tiasa Holdings Bhd	54,200	6,164
KNM Group Bhd *	258,360	4,689
KSL Holdings Bhd *	91,419	15,707
Lotte Chemical Titan Holding Bhd ±	11,600	12,968
Mah Sing Group Bhd	205,885	45,586

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Malayan Banking Bhd	153,165	$352,103
Malaysia Airports Holdings Bhd	25,200	51,101
Malaysia Building Society Bhd	247,029	54,995
Malaysian Pacific Industries Bhd	5,200	12,520
Malaysian Resources Corp. Bhd	336,800	50,123
Matrix Concepts Holdings Bhd	42,800	19,471
Media Prima Bhd *	120,700	10,077
Mega First Corp. Bhd	24,800	18,604
MISC Berhad	186,120	301,755
MKH Bhd	63,050	17,241
MMC Corp. Berhad	115,100	23,117
Muhibbah Engineering M Bhd	47,400	32,001
Multi-Purpose Holdings Bhd	86,100	40,628
Oriental Holdings Berhad	23,560	35,176
OSK Holdings Berhad	74,455	15,675
Parkson Holdings Bhd *	57,151	3,388
Pos Malaysia Berhad	21,200	8,824
PPB Group Berhad	21,600	91,888
RHB Capital Berhad	130,771	167,400
Sapura Energy Bhd *	662,200	46,470
Sarawak Oil Palms Bhd	20,500	10,417
Selangor Properties Bhd	6,500	8,966
Sime Darby Bhd	240,200	139,499
Sime Darby Property Bhd	177,600	42,762
SP Setia Bhd Group	146,611	82,663
Star Publications Malaysia Bhd	2,200	365
Sunway Bhd	260,647	92,717
Ta Ann Holdings Bhd	33,360	21,796
TA Enterprise Bhd	140,200	21,374
TA Global Berhad	55,560	3,361
TAN Chong Motor Holdings Bhd	9,600	3,136
Time dotCom Bhd	16,180	31,714
UEM Sunrise Bhd	225,600	36,303
UMW Holdings Bhd	12,900	17,075
UMW Oil & Gas Corp. Bhd *	509,331	22,185
Unisem M Bhd	98,500	78,180
United Malacca Bhd	14,600	18,407
UOA Development Bhd	113,100	58,021
Wah Seong Corp. Bhd *	3,573	549
WCT Holdings Bhd	159,955	26,127
Yinson Holdings BHD	13,200	13,416
YTL Corp. Berhad	741,645	181,261
		5,545,685
Mexico — 3.2%
ALEATICA SAB de CV	17,691	22,875
Alfa SAB de CV, Class A	432,223	514,443
Alpek SA de CV *	61,784	75,549
Arca Continental SAB de CV	11,460	64,089
Banco del Bajio SA ±	4,544	8,842
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	230,619	285,872
Becle SAB de CV	20,954	28,139
Cemex SAB de CV *	1,367,238	660,947
Coca-Cola Femsa SAB de CV, Series L	24,353	147,865
Consorcio ARA SAB de CV	72,788	18,816
Corp. Actinver SAB de CV	15,700	9,986
Corpovael SA de CV	14,843	11,330
Credito Real SAB de CV SOFOM ER	28,241	25,034
El Puerto de Liverpool SAB de CV, Series C	16,147	103,677
Elementia SAB de CV *±	22,420	14,375
Genomma Lab Internacional SAB de CV, Series B *	44,630	26,594
Gentera SAB de CV	98,754	72,865
Grupo Aeromexico SAB de CV *	36,839	41,616
Grupo Carso SAB de CV, Series A	48,027	172,026
Grupo Cementos de Chihuahua SAB de CV	12,907	66,316
Grupo Comercial Chedraui SA de CV	54,670	109,859
Grupo Elektra SAB de CV	2,657	128,099
Grupo Financiero Banorte SAB de CV	224,444	1,095,623
Grupo Financiero Inbursa SA	193,280	279,026
Grupo Herdez SAB de CV	19,563	40,815
Grupo Hotelero Santa Fe SAB de CV *	22,600	9,534
Grupo Industrial Saltillo SAB de CV	17,740	24,373
Grupo Mexico SAB de CV, Series B	472,560	975,575
Grupo Rotoplas SAB de CV	8,503	9,731
Grupo Sanborns SAB de CV	49,041	44,170
Grupo Simec SAB de CV, Series B *	4,376	13,632
Grupo Televisa SAB	68,599	172,477
Hoteles City Express SAB de CV *	17,476	21,396
Industrias Bachoco SAB de CV, ADR @	1,639	64,839
Industrias Bachoco SAB de CV, Series B	5,634	18,566
Industrias CH SAB de CV, Series B *	23,916	103,432
Industrias Penoles SAB de CV	13,511	165,005
La Comer SAB de CV *	37,216	37,951
Mexichem SAB de CV	150,008	380,979
Minera Frisco SAB de CV, Class A1 *	59,337	15,731
Nemak SAB de CV ±	56,001	41,833
Organizacion Cultiba SAB de CV	12,807	11,209
Organizacion Soriana SAB de CV, Class B *	92,061	135,245
Promotora y Operadora de Infraestructura SAB de CV	15,765	150,689
Promotora y Operadora de Infraestructura SAB de CV	1,600	10,055
TV Azteca SAB de CV	109,303	13,015
Unifin Financiera SAB de CV SOFOM ENR	6,817	14,504
Vitro SAB de CV, Series A	11,941	32,198
		6,490,817
Philippines — 1.2%
Alliance Global Group, Inc.	479,100	108,420
Bank of the Philippine Islands	39,769	71,090
BDO Unibank, Inc.	140,857	350,368
Belle Corp.	180,000	7,907
Cebu Air, Inc.	23,560	32,796
CEMEX Holdings Philippines, Inc. *±	125,000	4,516
China Banking Corp.	80,076	41,268
Cosco Capital, Inc.	257,000	32,794
DMCI Holdings, Inc.	109,000	26,491
East West Banking Corp. *	72,150	16,328
Emperador, Inc.	147,300	19,916
Filinvest Land, Inc.	1,435,000	38,478
First Philippine Holdings Corp.	33,750	41,558
GT Capital Holdings, Inc.	7,141	132,404
International Container Terminal Services, Inc.	34,740	66,064
JG Summit Holdings, Inc.	312,620	331,139
Lopez Holdings Corp.	414,200	31,507

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
LT Group, Inc.	220,200	$69,513
Megaworld Corp.	1,270,700	114,782
Metropolitan Bank & Trust	75,200	115,764
Petron Corp.	421,800	61,844
Philex Mining Corp.	66,900	3,931
Philippine National Bank *	30,748	24,997
Pilipinas Shell Petroleum Corp.	22,540	20,468
Premium Leisure Corp.	846,000	12,871
Rizal Commercial Banking Corp.	47,790	25,901
Robinsons Land Corp.	353,155	135,325
Robinsons Retail Holdings, Inc.	22,800	34,687
San Miguel Corp.	67,120	187,632
Security Bank Corp.	22,320	65,791
Top Frontier Investment Holdings, Inc. *	8,630	40,996
Travellers International Hotel Group, Inc. *	183,800	18,560
Union Bank of the Philippines	8,590	10,447
Vista Land & Lifescapes, Inc.	778,900	80,134
		2,376,687
Poland — 1.7%
Alior Bank SA *	2,291	32,538
Amica SA	306	9,387
Asseco Poland SA	14,266	175,811
Bank Millennium SA *	54,859	130,025
Bank Polska Kasa Opieki SA	3,121	90,903
Ciech SA	1,973	23,355
Cyfrowy Polsat SA *	19,613	118,233
Enea SA *	32,379	85,655
Grupa Azoty SA	6,701	55,831
Grupa Lotos SA	16,759	396,321
Jastrzebska Spolka Weglowa SA *	2,123	38,156
Kernel Holding SA	6,315	82,600
KGHM Polska Miedz SA *	14,110	335,109
LC Corp. SA	26,490	17,342
Lubelski Wegiel Bogdanka SA *	963	13,201
mBank SA	910	103,150
Netia SA *	17,231	23,022
Orbis SA	1,581	38,106
PGE SA *	101,693	271,736
PKP Cargo SA *	3,933	46,136
Polski Koncern Naftowy Orlen SA	34,685	1,002,360
Powszechna Kasa Oszczednosci Bank Polski SA	18,510	195,222
Stalprodukt SA	83	7,097
Tauron Polska Energia SA *	117,990	69,047
VRG SA *	11,906	12,853
		3,373,196
Russia — 2.2%
Gazprom PAO, ADR	279,913	1,239,735
Lukoil PJSC, ADR	37,639	2,690,436
Magnitogorsk Iron & Steel Works PJSC, GDR	5,895	48,869
Rosneft Oil Co. PJSC, GDR	50,362	311,237
RusHydro PJSC, ADR	61,905	40,981
VTB Bank PJSC	115,250	127,697
		4,458,955
Singapore — 0.0%
Grindrod Shipping Holdings Ltd. *	905	4,740
South Africa — 6.8%
Absa Group Ltd.	90,077	1,013,120
Aeci Ltd.	22,951	133,216
African Oxygen Ltd.	8,358	15,975
African Phoenix Investments Ltd. *	72,611	2,170
African Rainbow Minerals Ltd.	16,801	166,229
Alexander Forbes Group Holdings Ltd.	100,385	35,863
Allied Electronics Corp., Ltd., Class A	12,228	15,298
Alviva Holdings Ltd.	14,413	17,631
Anglo American Platinum Ltd.	3,445	128,804
AngloGold Ashanti Ltd.	22,931	289,676
AngloGold Ashanti Ltd., ADR	47,680	598,384
ArcelorMittal South Africa Ltd. *	23,974	5,649
Ascendis Health Ltd. *	19,546	5,652
Aspen Pharmacare Holdings Ltd.	23,728	222,346
Assore Ltd.	3,341	67,343
Aveng Ltd. *	559,813	1,945
Barloworld Ltd.	39,661	317,398
Blue Label Telecoms Ltd. *	17,959	6,753
Caxton & CTP Publishers & Printers Ltd.	18,814	10,592
Clover Industries Ltd.	27,051	34,200
DataTec Ltd.	54,410	103,469
EOH Holdings Ltd. *	6,411	13,733
Exxaro Resources Ltd.	30,820	295,336
Gold Fields Ltd., ADR	163,422	575,245
Grindrod Ltd. *	36,236	15,489
Group Five Ltd. *	12,182	169
Harmony Gold Mining Co., Ltd., ADR *	55,043	98,527
Hudaco Industries Ltd.	4,134	40,307
Impala Platinum Holdings Ltd. *	51,101	130,279
Imperial Holdings Ltd.	34,161	161,456
Investec Ltd.	35,003	192,197
Invicta Holdings Ltd. @	2,388	5,776
KAP Industrial Holdings Ltd.	227,015	127,965
Kumba Iron Ore Ltd. @	4,638	91,245
Lewis Group Ltd.	16,007	38,929
Liberty Holdings Ltd.	21,825	166,864
Life Healthcare Group Holdings Ltd.	97,689	179,252
Merafe Resources Ltd.	282,183	27,851
Metair Investments Ltd.	23,331	31,622
Mmi Holdings Ltd. *	152,272	181,298
Mpact Ltd.	27,799	40,595
MTN Group Ltd.	258,486	1,598,975
Murray & Roberts Holdings Ltd.	70,150	70,455
Nampak Ltd. *	66,852	64,355
Nedbank Group Ltd.	31,375	599,085
Omnia Holdings Ltd.	11,411	67,019
Peregrine Holdings Ltd.	23,191	30,255
PPC Ltd. *	147,503	60,488
Raubex Group Ltd.	16,897	19,965
RCL Foods Ltd.	15,951	15,521
Reunert Ltd.	23,002	113,223
Rhodes Food Group Pty Ltd.	12,062	15,015
Royal Bafokeng Platinum Ltd. *	9,415	17,328
Sappi Ltd.	89,490	507,862
Sasol Ltd.	25,120	742,033
Sasol Ltd., ADR	34,337	1,005,731
Sibanye-Stillwater *	265,573	184,955
Standard Bank Group Ltd.	200,112	2,487,022
Steinhoff International Holdings NV *@	277,126	33,130
Super Group Ltd. *	56,256	132,707
Telkom SA SOC Ltd.	55,054	242,180
Tongaat Hulett Ltd.	15,539	60,255
Trencor Ltd.	18,684	37,076
Tsogo Sun Holdings Ltd.	43,003	64,052
Wilson Bayly Holmes-Ovcon Ltd.	6,827	62,744
		13,837,279

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 16.1%
A-DATA Technology Co., Ltd.	20,000	$25,897
Ability Enterprise Co., Ltd.	25,195	11,804
AcBel Polytech, Inc.	46,000	28,285
Acer, Inc. *	267,884	169,514
Alpha Networks, Inc.	53,200	28,645
Altek Corp.	23,905	19,210
Ambassador Hotel (The)	20,000	14,966
AmTRAN Technology Co., Ltd. *	99,360	36,367
Arcadyan Technology Corp.	17,000	41,370
Ardentec Corp.	39,092	33,067
Asia Cement Corp.	269,269	297,416
Asia Pacific Telecom Co., Ltd. *	192,000	43,101
Asia Polymer Corp.	29,508	12,576
Asia Vital Components Co., Ltd.	53,000	43,539
Asustek Computer, Inc.	75,000	491,671
AU Optronics Corp.	868,000	347,347
AU Optronics Corp., ADR @	73,574	289,882
BES Engineering Corp.	229,000	53,046
Capital Securities Corp.	256,437	74,669
Career Technology MFG. Co., Ltd.	19,418	16,457
Casetek Holdings Ltd.	23,751	30,406
Cathay Financial Holding Co., Ltd.	1,181,000	1,805,869
Cathay Real Estate Development Co., Ltd.	70,000	45,434
Chang Hwa Commercial Bank Ltd.	621,155	347,590
Cheng Loong Corp.	114,000	69,171
Cheng Uei Precision Industry Co., Ltd.	62,543	48,224
Chia Hsin Cement Corp.	22,000	9,734
Chilisin Electronics Corp.	11,380	29,064
Chin-Poon Industrial Co., Ltd.	55,000	64,507
China Airlines Ltd.	422,111	151,063
China Bills Finance Corp.	110,000	49,029
China Chemical & Pharmaceutical Co., Ltd.	19,000	11,188
China Development Financial Holding Corp.	1,322,468	418,206
China Life Insurance Co., Ltd.	260,243	235,799
China Metal Products	31,000	39,082
China Motor Corp.	56,195	44,427
China Steel Corp.	2,044,800	1,613,248
China Synthetic Rubber Corp.	85,491	108,334
Chipbond Technology Corp.	82,000	165,403
ChipMOS TECHNOLOGIES, Inc.	28,897	24,538
Chun Yuan Steel	30,000	9,858
Chung Hung Steel Corp. *	105,000	36,552
Chung Hwa Pulp Corp.	79,367	24,943
Chung-Hsin Electric & Machinery Manufacturing Corp.	55,000	34,535
Clevo Co. *	71,000	70,337
CMC Magnetics Corp. *	288,337	62,851
Compal Electronics, Inc.	671,000	380,940
Compeq Manufacturing Co., Ltd.	127,000	81,810
Continental Holdings Corp.	42,000	19,267
Coretronic Corp.	64,800	80,217
CSBC Corp. *	28,303	23,389
CTBC Financial Holding Co., Ltd.	2,578,280	1,694,416
CyberTAN Technology, Inc.	37,000	18,538
D-Link Corp. *	77,112	30,231
Darfon Electronics Corp.	17,000	21,708
Darwin Precisions Corp.	38,000	19,843
Depo Auto Parts Ind Co., Ltd.	12,000	26,509
Dynapack International Technology Corp.	23,000	33,673
E Ink Holdings, Inc.	75,000	73,568
E.Sun Financial Holding Co., Ltd.	1,107,213	724,045
Elite Semiconductor Memory Technology, Inc.	45,000	43,994
Elitegroup Computer Systems Co., Ltd. *	58,877	23,657
Entie Commercial Bank Co., Ltd.	45,000	18,959
Epistar Corp.	146,828	122,289
Eternal Materials Co., Ltd.	44,991	34,325
Eva Airways Corp.	351,192	180,526
Everest Textile Co., Ltd. *	44,553	16,814
Evergreen International Storage & Transport Corp.	54,000	23,717
Evergreen Marine Corp., Taiwan Ltd.	272,944	105,672
Everlight Chemical Industrial Corp.	56,000	29,606
Everlight Electronics Co., Ltd.	51,000	49,030
Far Eastern Department Stores Ltd.	134,220	68,558
Far Eastern International Bank	316,450	102,954
Far Eastern New Century Corp.	519,338	471,404
Farglory Land Development Co., Ltd.	51,721	58,053
Federal Corp. *	75,590	26,683
First Financial Holding Co., Ltd.	882,394	574,158
First Steamship Co., Ltd. *	36,000	12,708
FocalTech Systems Co., Ltd.	26,000	22,627
Formosa Advanced Technologies Co., Ltd.	20,000	20,692
Formosa Taffeta Co., Ltd.	46,000	51,706
Formosan Rubber Group, Inc.	55,080	27,955
Formosan Union Chemical	19,715	9,493
Foxconn Technology Co., Ltd.	41,127	80,951
Fubon Financial Holding Co., Ltd.	1,119,211	1,713,208
Fulltech Fiber Glass Corp.	31,000	15,633
Gemtek Technology Corp.	47,000	35,093
Getac Technology Corp.	45,000	58,854
Giantplus Technology Co., Ltd.	37,000	11,749
Gigabyte Technology Co., Ltd.	65,000	85,012
Gigastorage Corp. *	77,000	18,563
Gloria Material Technology Corp.	94,392	50,978
Goldsun Building Materials Co., Ltd.	193,953	52,752
Grand Pacific Petrochemical	148,000	105,209
Great Wall Enterprise Co., Ltd.	94,481	102,974
Green Energy Technology, Inc. *	40,149	3,435
Hannstar Board Corp.	36,000	26,763
HannStar Display Corp.	443,770	101,641
HannsTouch Solution, Inc. *	30,000	7,262
Hey Song Corp.	31,750	30,937
Highwealth Construction Corp.	86,000	125,907
Hiroca Holdings Ltd.	8,000	19,546
Ho Tung Chemical Corp.	108,688	22,984
Hon Hai Precision Industry Co., Ltd.	1,145,068	2,637,564
Hong Pu Real Estate Development Co., Ltd.	45,000	28,695
HTC Corp. *	69,000	79,355
Hua Nan Financial Holdings Co., Ltd.	717,126	408,293
Huaku Development Co., Ltd.	39,000	86,407
Hung Sheng Construction Co., Ltd.	79,200	65,835
Ichia Technologies, Inc. *	72,000	30,335
Innolux Corp.	1,550,757	490,398
Inventec Co., Ltd.	261,282	187,438
Jih Sun Financial Holdings Co., Ltd.	241,032	67,753
KEE TAI Properties Co., Ltd.	60,000	24,108
Kindom Construction Corp.	42,000	27,944
King Yuan Electronics Co., Ltd.	185,100	140,013
King's Town Bank Co., Ltd.	121,000	113,572
Kinpo Electronics	230,000	75,577

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Kinsus Interconnect Technology Corp.	44,000	$62,413
Kuoyang Construction Co., Ltd.	45,493	18,205
L&K Engineering Co., Ltd.	16,000	13,274
LCY Chemical Corp.	61,000	104,587
Lealea Enterprise Co., Ltd.	109,406	35,131
Lextar Electronics Corp.	40,000	23,229
Li Peng Enterprise Co., Ltd. *	91,245	23,481
Lien Hwa Industrial Corp.	53,815	51,912
Lingsen Precision Industries Ltd.	41,000	12,018
Lite-On Semiconductor Corp.	21,000	18,378
Lite-On Technology Corp.	319,874	422,516
Long Bon International Co., Ltd.	57,400	32,774
Long Chen Paper Co., Ltd.	86,249	39,986
Lumax International Corp., Ltd.	7,200	14,640
Macronix International	42,171	25,176
MediaTek, Inc.	19,000	141,865
Mega Financial Holding Co., Ltd.	1,149,850	970,772
Mercuries & Associates Holdings Ltd.	60,495	35,131
Mercuries Life Insurance Co., Ltd. *	137,105	51,966
MIN AIK Technology Co., Ltd.	25,600	12,160
Mitac Holdings Corp.	41,458	33,248
Motech Industries, Inc. *	36,775	10,170
Nan Ya Printed Circuit Board Corp. *	24,200	26,612
Nanya Technology Corp.	129,000	230,829
Neo Solar Power Corp. *	172,197	43,866
Nien Hsing Textile Co., Ltd.	21,957	18,430
O-Bank Co., Ltd.	43,000	11,192
OptoTech Corp.	57,722	34,084
Orient Semiconductor Electronics Ltd. *	42,485	16,310
Pan Jit International, Inc. *	24,000	19,872
Pan-International Industrial Corp.	34,380	22,203
Pegatron Corp.	288,249	482,025
POU Chen Corp.	332,133	352,264
Powertech Technology, Inc.	23,000	49,462
President Securities Corp.	109,122	40,827
Prince Housing & Development Corp.	148,970	49,435
Qisda Corp.	288,400	184,842
Radiant Opto-Electronics Corp.	66,000	181,443
Radium Life Tech Co., Ltd. *	99,488	44,505
Rich Development Co., Ltd.	120,978	35,344
Ritek Corp. *	87,399	30,709
Ruentex Development Co., Ltd. §	50,949	74,177
Ruentex Industries Ltd.	29,400	75,181
Sampo Corp.	49,600	22,430
San Fang Chemical Industry Co., Ltd.	13,000	10,066
Sanyang Industry Co., Ltd.	76,573	49,825
Sesoda Corp.	22,000	18,144
Shihlin Electric & Engineering Corp.	27,000	35,971
Shin Kong Financial Holding Co., Ltd.	1,491,692	435,321
Shin Zu Shing Co., Ltd.	16,000	43,830
Shining Building Business Co., Ltd. *	71,552	23,628
Shinkong Insurance Co., Ltd.	30,000	34,063
Shinkong Synthetic Fibers Corp.	186,151	69,950
Sigurd Microelectronics Corp.	53,000	46,642
Simplo Technology Co., Ltd.	12,600	85,265
Sincere Navigation Corp.	27,000	14,011
Sinon Corp.	64,000	34,877
SinoPac Financial Holdings Co., Ltd.	1,166,094	390,759
Sirtec International Co., Ltd.	12,000	9,877
Solar Applied Materials Technology Co. *	22,039	13,086
Supreme Electronics Co., Ltd.	39,000	34,322
Synnex Technology International Corp.	138,300	163,780
Systex Corp.	20,000	40,017
Ta Ya Electric Wire & Cable	46,000	15,190
Taichung Commercial Bank Co., Ltd.	346,715	115,057
Taiflex Scientific Co., Ltd.	25,740	28,472
Tainan Spinning Co., Ltd.	142,427	55,373
Taishin Financial Holding Co., Ltd.	1,034,364	439,160
Taiwan Business Bank	424,594	142,973
Taiwan Cement Corp.	670,001	776,004
Taiwan Cogeneration Corp.	19,000	15,485
Taiwan Cooperative Financial Holding Co., Ltd.	855,596	491,306
Taiwan Fertilizer Co., Ltd.	78,000	109,627
Taiwan FU Hsing Industrial Co., Ltd.	21,000	23,229
Taiwan Glass Industrial Corp.	169,321	71,062
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	57,063
Taiwan PCB Techvest Co., Ltd.	28,000	25,279
Taiwan Shin Kong Security Co., Ltd.	10,000	12,493
Taiwan Surface Mounting Technology Co., Ltd.	27,518	34,826
Tatung Co., Ltd. *	3,784	3,189
Teco Electric & Machinery Co., Ltd.	229,000	130,008
Test Rite International Co., Ltd.	36,000	26,353
Thye Ming Industrial Co., Ltd.	10,000	9,890
Ton Yi Industrial Corp.	120,000	47,435
Tong Yang Industry Co., Ltd.	20,921	25,082
TPK Holding Co., Ltd.	46,000	72,284
Tripod Technology Corp.	25,000	64,905
TSRC Corp.	26,000	22,881
Tung Ho Steel Enterprise Corp.	119,000	73,560
TXC Corp.	56,000	59,030
TYC Brother Industrial Co., Ltd.	21,000	16,465
U-Ming Marine Transport Corp.	47,000	49,314
Unimicron Technology Corp.	197,000	142,925
Union Bank of Taiwan	152,020	47,430
Unitech Printed Circuit Board Corp.	67,320	29,896
United Microelectronics Corp.	2,099,513	768,439
Universal Cement Corp.	46,836	28,799
UPC Technology Corp.	140,727	53,110
USI Corp.	132,130	51,155
Wah Lee Industrial Corp.	25,000	40,342
Walsin Lihwa Corp.	424,000	231,057
Wan Hai Lines Ltd.	100,650	52,229
Waterland Financial Holdings Co., Ltd.	277,944	86,176
Weikeng Industrial Co., Ltd.	31,087	18,913
Winbond Electronics Corp.	447,893	197,448
Wisdom Marine Lines Co., Ltd.	58,280	54,986
Wistron Corp.	457,431	284,248
WPG Holdings Ltd. §	225,400	270,961
WT Microelectronics Co., Ltd.	71,265	89,959
Yang Ming Marine Transport Corp. *	145,100	41,542
YC Co., Ltd.	20,000	9,142
YC INOX Co., Ltd.	50,000	39,773
Yea Shin International Development Co., Ltd.	29,995	15,175
Yeong Guan Energy Technology Group Co., Ltd.	18,000	29,339
YFY, Inc.	150,385	55,042
Yieh Phui Enterprise Co., Ltd.	156,241	52,356
Youngtek Electronics Corp.	12,000	15,675
Yuanta Financial Holding Co., Ltd.	1,469,815	738,805
Yulon Motor Co., Ltd.	123,272	72,992
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	11,468
Zhen Ding Technology Holding Ltd.	62,000	161,772
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Zinwell Corp.	43,000	$28,259
		32,569,609
Thailand — 3.2%
Ananda Development PCL	180,700	17,981
AP Thailand PCL	185,700	34,220
Asia Aviation PCL	299,900	38,685
Bangchak Corp. PCL	63,400	61,823
Bangkok Bank PCL, NVDR	16,600	103,495
Bangkok Insurance PCL	2,100	21,219
Bangkok Land PCL	1,039,700	48,217
Bangkok Life Assurance PCL	32,500	26,202
Bank of Ayudhya PCL	23,400	27,489
Banpu PCL	232,250	105,568
Cal-Comp Electronics Thailand PCL	121,100	6,583
Charoen Pokphand Foods PCL	386,700	292,163
GFPT PCL	49,100	18,096
Golden Land Property Development PCL	80,600	17,328
Hana Microelectronics PCL	63,900	64,763
IRPC PCL	1,038,700	183,431
Italian-Thai Development PCL *	193,100	12,691
Kasikornbank PCL, NVDR	127,100	722,159
Khon Kaen Sugar Industry PCL	135,600	12,411
Kiatnakin Bank PCL	37,800	76,912
Krung Thai Bank PCL	310,275	182,963
LH Financial Group PCL	653,200	27,484
LPN Development PCL	56,200	10,874
Polyplex Thailand PCL	40,600	16,210
Precious Shipping PCL *	87,600	23,272
Pruksa Holding PCL	59,400	31,561
PTT Exploration & Production PCL	166,700	581,095
PTT Global Chemical PCL	267,428	585,204
PTT PCL	1,214,300	1,715,534
Quality Houses PCL	280,800	22,595
Rojana Industrial Park PCL	98,400	14,204
Sansiri PCL	425,700	15,428
SC Asset Corp. PCL	188,600	15,639
Siam Commercial Bank PCL	153,600	629,779
Sri Trang Agro-Industry PCL	45,500	19,704
Star Petroleum Refining PCL	180,700	53,278
Supalai PCL	39,300	21,967
SVI PCL	75,100	11,256
Thai Airways International PCL *	92,500	34,375
Thai Oil PCL	124,700	253,728
Thaicom PCL	48,300	8,975
Thanachart Capital PCL	55,100	84,190
Thoresen Thai Agencies PCL	166,348	26,567
TMB Bank PCL	899,300	60,763
True Corp. PCL	725,800	115,914
Vinythai PCL	42,500	26,106
		6,480,101
Turkey — 0.9%
Akbank TAS	265,407	344,014
Anadolu Efes Biracilik Ve Malt Sanayii AS	9,865	38,398
Enka Insaat ve Sanayi AS	42,972	37,187
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1	—
Sekerbank TAS *	54,778	11,385
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	6,212
Trakya Cam Sanayi AS	76,578	43,841
Turk Hava Yollari *	81,666	248,586
Turk Sise ve Cam Fabrikalari AS	81,699	87,526
Turkiye Garanti Bankasi AS	348,574	524,261
Turkiye Halk Bankasi AS	66,222	87,837
Turkiye Is Bankasi	188,214	161,098
Turkiye Sinai Kalkinma Bankasi AS	190,047	29,086
Turkiye Vakiflar Bankasi TAO	113,664	83,758
Yapi ve Kredi Bankasi AS *	194,984	58,946
		1,762,135
TOTAL COMMON STOCKS
(Identified Cost $205,339,074)		198,569,886
PREFERRED STOCKS — 1.8%
Brazil — 1.7%
Banco ABC Brasil SA, 6.650%	10,453	45,526
Banco do Estado do Rio Grande do Sul SA, PF B, 5.570%	22,800	130,479
Banco Pan SA, 3.510%	11,300	5,685
Cia Brasileira de Distribuicao, 1.670%	3,300	68,950
Cia Ferro Ligas da Bahia - FERBASA, 6.090%	4,895	25,828
Marcopolo SA, 1.050%	65,910	69,383
Petroleo Brasileiro SA, 0.380%	325,907	1,907,133
Petroleo Brasileiro SA, ADR, 0.360%	99,174	1,149,427
Randon SA Implementos e Participacoes, 1.280%	11,100	26,520

Usinas Siderurgicas de Minas Gerais SA, PF A, 0.480%	29,912	71,158
		3,500,089
Colombia — 0.1%
Avianca Holdings SA, 6.420%	41,262	21,092
Grupo Argos SA, 2.400%	12,517	55,888
Grupo de Inversiones Suramericana SA, 1.600%	12,842	122,903
		199,883
Korea — 0.0%
CJ Corp. *	252	8,281
TOTAL PREFERRED STOCKS
(Identified Cost $3,226,663)		3,708,253
RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Marcopolo SA *	1,569	348
Indonesia — 0.0%
Medco Energi Internasional Tbk PT *	207,566	2,310
Malaysia — 0.0%
Sapura Energy Bhd *~	1,368,547	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		2,658
SHORT-TERM INVESTMENTS — 1.0%
Collateral For Securities On Loan — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.350%	1,994,409	1,994,409
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,994,409)		1,994,409

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2018 (Unaudited) (Continued)

	SHARES	VALUE†
Total Investments — 100.8%
(Identified Cost $210,560,146)		204,275,206
Liabilities, Less Cash and Other Assets — (0.8%)		(1,668,700)
Net Assets — 100.0%		$202,606,506

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of December 31, 2018, the market value of the securities on loan was $4,006,071.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2018 amounted to $1,438,059 or 0.65% of the net assets of the Fund.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s)
and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (95.6%)
Consumer Discretionary — (19.1%)
#	Adastria Co., Ltd.	210,740	$2,668,714	0.1%
#	Adventure, Inc.	17,700	1,177,448	0.0%
	Aeon Fantasy Co., Ltd.	50,532	2,945,549	0.1%
#*	AGORA Hospitality Group Co., Ltd.	372,000	110,591	0.0%
	Ahresty Corp.	137,600	1,226,422	0.0%
#	Aigan Co., Ltd.	86,100	338,565	0.0%
	Aisan Industry Co., Ltd.	248,800	2,094,907	0.1%
#*	Akebono Brake Industry Co., Ltd.	750,600	1,818,222	0.1%
#	Alpen Co., Ltd.	122,400	2,630,743	0.1%
	Alpha Corp.	42,200	597,593	0.0%
	Alpine Electronics, Inc.	277,500	5,722,079	0.1%
	Amiyaki Tei Co., Ltd.	28,600	1,182,919	0.0%
	Amuse, Inc.	83,298	2,235,985	0.1%
*	Anrakutei Co., Ltd.	1,500	64,540	0.0%
#	AOI TYO Holdings, Inc.	109,931	1,546,736	0.0%
	AOKI Holdings, Inc.	256,000	3,735,774	0.1%
	Aoyama Trading Co., Ltd.	315,300	10,520,122	0.3%
	Arata Corp.	86,900	5,245,797	0.1%
	Arcland Sakamoto Co., Ltd.	207,900	3,118,013	0.1%
#	Arcland Service Holdings Co., Ltd.	106,300	2,254,539	0.1%
	As-me ESTELLE Co., Ltd.	12,600	89,407	0.0%
	Asahi Broadcasting Group Holdings Corp.	62,100	466,581	0.0%
	Asahi Co., Ltd.	125,100	1,763,425	0.1%
	Asante, Inc.	37,400	716,154	0.0%
#	Ashimori Industry Co., Ltd.	29,399	635,139	0.0%
#	Asrapport Dining Co., Ltd.	103,200	533,413	0.0%
#	Asti Corp.	18,600	385,252	0.0%
#	Atom Corp.	676,300	6,563,913	0.2%
	Atsugi Co., Ltd.	124,300	1,309,011	0.0%
	Autobacs Seven Co., Ltd.	503,300	8,911,919	0.2%
	Avex, Inc.	266,500	3,695,612	0.1%
#	Baroque Japan, Ltd.	89,500	799,906	0.0%
	Beauty Garage, Inc.	10,300	223,559	0.0%
	Beenos, Inc.	42,800	684,700	0.0%
	Belluna Co., Ltd.	346,200	4,364,759	0.1%
	Bookoff Corp.	59,400	420,163	0.0%
#	BRONCO BILLY Co., Ltd.	72,400	3,005,864	0.1%
	Can Do Co., Ltd.	62,300	984,326	0.0%
	Central Automotive Products, Ltd.	81,500	1,363,966	0.0%
	Central Sports Co., Ltd.	45,900	1,746,928	0.1%
	CHIMNEY Co., Ltd.	34,700	923,944	0.0%
	Chiyoda Co., Ltd.	113,200	2,618,532	0.1%
#	Chofu Seisakusho Co., Ltd.	137,100	2,969,161	0.1%
	Chori Co., Ltd.	76,300	1,347,257	0.0%
	Chuo Spring Co., Ltd.	20,000	687,949	0.0%
#	Clarion Co., Ltd.	805,000	2,161,495	0.1%
	Cleanup Corp.	131,500	1,031,269	0.0%
#	Coco's Japan Co., Ltd.	50,900	1,088,661	0.0%
#	Colowide Co., Ltd.	408,500	10,912,424	0.3%
	Corona Corp.	103,100	1,128,323	0.0%
	Create Restaurants Holdings, Inc.	312,800	4,571,664	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Cross Plus, Inc.	9,800	$71,483	0.0%
	D.A. Consortium Holdings, Inc.	183,400	5,110,105	0.1%
	Daido Metal Co., Ltd.	233,800	2,378,701	0.1%
#	Daidoh, Ltd.	174,200	696,483	0.0%
#	Daikoku Denki Co., Ltd.	58,000	976,071	0.0%
	Daikyonishikawa Corp.	264,400	3,862,994	0.1%
	Dainichi Co., Ltd.	69,100	512,570	0.0%
	Daisyo Corp.	47,200	759,688	0.0%
	Daiyu Lic Holdings Co., Ltd.	65,500	692,583	0.0%
#	DCM Holdings Co., Ltd.	672,000	6,286,241	0.2%
#	DD Holdings Co., Ltd.	30,400	772,225	0.0%
	Descente, Ltd.	286,100	5,062,910	0.1%
	Doshisha Co., Ltd.	159,100	3,595,317	0.1%
	Doutor Nichires Holdings Co., Ltd.	221,186	4,389,213	0.1%
#	Dynic Corp.	42,200	392,992	0.0%
	Eagle Industry Co., Ltd.	176,200	2,828,145	0.1%
	EAT&Co, Ltd.	30,300	569,366	0.0%
	EDION Corp.	482,400	4,852,132	0.1%
#	ES-Con Japan, Ltd.	250,300	1,466,380	0.0%
	ESCRIT, Inc.	54,300	397,018	0.0%
	Exedy Corp.	210,200	6,505,962	0.2%
	F-Tech, Inc.	90,000	1,051,496	0.0%
	FCC Co., Ltd.	224,800	6,332,925	0.2%
#	Felissimo Corp.	20,000	249,619	0.0%
#	Fields Corp.	107,400	1,013,005	0.0%
#	Fine Sinter Co., Ltd.	9,800	220,955	0.0%
	First Juken Co., Ltd.	43,500	547,095	0.0%
#	First-corp, Inc.	49,600	490,125	0.0%
	FJ Next Co., Ltd.	103,200	952,078	0.0%
	Foster Electric Co., Ltd.	155,800	2,229,004	0.1%
	France Bed Holdings Co., Ltd.	160,700	1,408,615	0.0%
*	FreakOut Holdings, Inc.	5,000	94,941	0.0%
	Fuji Co., Ltd.	148,100	3,095,919	0.1%
#	Fuji Corp.	37,400	905,055	0.0%
	Fuji Corp., Ltd.	184,800	1,650,441	0.1%
#	Fuji Kyuko Co., Ltd.	160,800	4,800,419	0.1%
	Fujibo Holdings, Inc.	74,700	2,425,381	0.1%
	Fujikura Rubber, Ltd.	134,600	753,637	0.0%
#	Fujio Food System Co., Ltd.	59,400	1,071,096	0.0%
#	Fujishoji Co., Ltd.	56,600	630,658	0.0%
#	Fujita Kanko, Inc.	59,100	1,748,412	0.1%
	Fujitsu General, Ltd.	433,800	6,779,734	0.2%
	FuKoKu Co., Ltd.	63,900	555,608	0.0%
#*	Funai Electric Co., Ltd.	145,300	833,352	0.0%
#	Furukawa Battery Co., Ltd. (The)	96,500	746,182	0.0%
	Furyu Corp.	78,400	672,984	0.0%
	Futaba Industrial Co., Ltd.	424,300	2,663,227	0.1%
	G-Tekt Corp.	132,800	2,246,369	0.1%
	Gakken Holdings Co., Ltd.	31,300	1,396,040	0.0%
	Gakkyusha Co., Ltd.	53,400	898,638	0.0%
#	Genki Sushi Co., Ltd.	36,500	1,155,018	0.0%
#	Geo Holdings Corp.	247,800	3,314,047	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Gfoot Co., Ltd.	90,700	$638,604	0.0%
#	Global, Ltd. (The)	57,700	425,632	0.0%
	GLOBERIDE, Inc.	68,199	2,470,166	0.1%
#	Gokurakuyu Holdings Co., Ltd.	76,200	492,488	0.0%
#	Goldwin, Inc.	77,600	6,711,214	0.2%
#	Golf Digest Online, Inc.	69,000	683,298	0.0%
	Gourmet Kineya Co., Ltd.	49,000	590,706	0.0%
#	GSI Creos Corp.	39,100	528,403	0.0%
	Gunze, Ltd.	119,500	7,650,503	0.2%
	H-One Co., Ltd.	133,400	1,464,872	0.0%
	H2O Retailing Corp.	388,300	6,187,615	0.2%
	Hagihara Industries, Inc.	88,200	1,511,332	0.0%
#	Hakuyosha Co., Ltd.	13,600	410,526	0.0%
#	Hamee Corp.	43,100	551,047	0.0%
#	Handsman Co., Ltd.	37,500	430,103	0.0%
	Happinet Corp.	114,000	1,442,104	0.0%
#	Harada Industry Co., Ltd.	57,600	424,145	0.0%
	Hard Off Corp. Co., Ltd.	60,900	546,172	0.0%
	Haruyama Holdings, Inc.	56,500	523,923	0.0%
	Heian Ceremony Service Co., Ltd.	8,300	69,455	0.0%
	Heiwa Corp.	383,500	9,250,874	0.2%
	HI-LEX Corp.	94,600	2,395,844	0.1%
	Hiday Hidaka Corp.	152,387	3,408,103	0.1%
#	Himaraya Co., Ltd.	35,900	343,272	0.0%
#	Hinokiya Group Co., Ltd.	43,200	1,181,759	0.0%
#	Hiramatsu, Inc.	256,500	1,175,267	0.0%
	HIS Co., Ltd.	297,700	8,966,195	0.2%
	Honeys Holdings Co., Ltd.	113,440	974,372	0.0%
#	Hoosiers Holdings	352,200	2,524,840	0.1%
#	Hotland Co., Ltd.	66,800	791,693	0.0%
#	House Do Co., Ltd.	45,200	1,047,889	0.0%
	HUB Co., Ltd.	35,400	376,541	0.0%
	I K K, Inc.	65,900	482,817	0.0%
#	I.K Co., Ltd.	37,700	846,094	0.0%
#	IBJ, Inc.	131,600	809,379	0.0%
	Ichibanya Co., Ltd.	93,158	4,068,079	0.1%
	Ichikoh Industries, Ltd.	244,500	2,916,608	0.1%
	IDOM, Inc.	520,600	2,874,442	0.1%
	IJT Technology Holdings Co., Ltd.	160,380	1,287,604	0.0%
#	Imagica Robot Holdings, Inc.	101,200	842,630	0.0%
	Imasen Electric Industrial	122,400	1,295,478	0.0%
	Intage Holdings, Inc.	235,400	2,660,970	0.1%
#*	Izutsuya Co., Ltd.	61,699	196,042	0.0%
	Janome Sewing Machine Co., Ltd.	127,600	813,557	0.0%
	Japan Best Rescue System Co., Ltd.	132,900	1,062,900	0.0%
	Japan Wool Textile Co., Ltd. (The)	377,400	3,501,583	0.1%
	JINS, Inc.	96,800	5,525,134	0.1%
#	Joban Kosan Co., Ltd.	41,199	682,732	0.0%
#	Jolly - Pasta Co., Ltd.	22,600	351,318	0.0%
	Joshin Denki Co., Ltd.	133,200	4,170,853	0.1%
#	Joyful Honda Co., Ltd.	15,800	241,457	0.0%
	JP-Holdings, Inc.	374,800	1,192,263	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	JVC Kenwood Corp.	1,000,930	$2,831,768	0.1%
*	Kadokawa Dwango	379,733	4,196,686	0.1%
	Kasai Kogyo Co., Ltd.	165,800	2,052,010	0.1%
	Kawai Musical Instruments Manufacturing Co., Ltd.	44,800	2,080,427	0.1%
	Keihin Corp.	296,300	6,012,629	0.2%
#	Keiyo Co., Ltd.	228,800	1,134,664	0.0%
#	KFC Holdings Japan, Ltd.	105,200	1,893,364	0.1%
#	Ki-Star Real Estate Co., Ltd.	49,900	1,182,558	0.0%
	King Co., Ltd.	44,900	207,346	0.0%
*	Kintetsu Department Store Co., Ltd.	56,100	2,029,763	0.1%
*	KNT-CT Holdings Co., Ltd.	83,200	1,164,979	0.0%
	Kohnan Shoji Co., Ltd.	179,800	4,185,417	0.1%
*	Kojima Co., Ltd.	224,900	1,082,642	0.0%
	Komatsu Seiren Co., Ltd.	226,400	1,985,705	0.1%
	KOMEDA Holdings Co., Ltd.	336,400	6,614,156	0.2%
	Komehyo Co., Ltd.	52,500	931,532	0.0%
	Komeri Co., Ltd.	217,900	5,528,582	0.1%
	Konaka Co., Ltd.	190,306	894,874	0.0%
	Koshidaka Holdings Co., Ltd.	324,800	4,769,550	0.1%
#	Kourakuen Holdings Corp.	74,600	1,138,736	0.0%
	KU Holdings Co., Ltd.	130,900	1,128,123	0.0%
	Kura Corp.	76,500	5,076,036	0.1%
	Kurabo Industries, Ltd.	1,299,000	4,098,080	0.1%
	Kushikatsu Tanaka Co.	20,100	518,023	0.0%
	KYB Corp.	144,300	6,555,649	0.2%
#	Kyoritsu Maintenance Co., Ltd.	212,762	11,658,262	0.3%
	Kyoto Kimono Yuzen Co., Ltd.	8,800	50,237	0.0%
#*	Laox Co., Ltd.	206,900	761,899	0.0%
#	LEC, Inc.	86,100	3,588,901	0.1%
	LIFULL Co., Ltd.	392,300	2,592,696	0.1%
*	LIKE Kidsnext Co., Ltd.	12,100	148,974	0.0%
#*	Litalico, Inc.	39,100	710,373	0.0%
#	Look Holdings, Inc.	45,600	560,192	0.0%
#	Mamiya-Op Co., Ltd.	32,700	336,335	0.0%
	Mars Engineering Corp.	85,600	2,013,778	0.1%
#*	Maruzen CHI Holdings Co., Ltd.	77,000	275,281	0.0%
#	Matsuya Co., Ltd.	174,800	2,627,568	0.1%
	Matsuya Foods Co., Ltd.	64,900	2,208,092	0.1%
	Meiko Network Japan Co., Ltd.	137,500	1,582,649	0.0%
	Meiwa Estate Co., Ltd.	80,000	475,441	0.0%
	Mikuni Corp.	159,200	793,543	0.0%
	Misawa Homes Co., Ltd.	150,400	1,247,779	0.0%
	Mitsuba Corp.	233,290	1,868,419	0.1%
	Mitsui Home Co., Ltd.	197,000	1,186,675	0.0%
	Mizuno Corp.	130,100	4,857,319	0.1%
#	Monogatari Corp. (The)	39,900	4,060,354	0.1%
	Morito Co., Ltd.	102,200	918,423	0.0%
	MrMax Holdings, Ltd.	176,100	1,082,089	0.0%
	Murakami Corp.	28,700	754,134	0.0%
	Musashi Seimitsu Industry Co., Ltd.	155,800	5,165,227	0.1%
	Nafco Co., Ltd.	47,500	790,428	0.0%
	Nagawa Co., Ltd.	37,800	1,633,370	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
*	Naigai Co., Ltd.	29,700	$146,743	0.0%
#	Nakayamafuku Co., Ltd.	57,800	387,599	0.0%
#	Nextage Co., Ltd.	227,000	2,588,160	0.1%
	NHK Spring Co., Ltd.	83,600	786,934	0.0%
#	Nice Holdings, Inc.	49,500	598,544	0.0%
	Nichirin Co., Ltd.	62,660	1,291,035	0.0%
	Nihon Eslead Corp.	53,800	922,995	0.0%
#	Nihon House Holdings Co., Ltd.	304,300	1,541,241	0.0%
	Nihon Plast Co., Ltd.	103,100	873,203	0.0%
	Nihon Tokushu Toryo Co., Ltd.	87,400	1,850,683	0.1%
	Nikki Co., Ltd.	2,100	47,248	0.0%
#	Nippon Felt Co., Ltd.	80,200	372,690	0.0%
	Nippon Piston Ring Co., Ltd.	48,600	994,267	0.0%
	Nippon Seiki Co., Ltd.	303,700	5,735,739	0.1%
	Nippon View Hotel Co., Ltd.	41,400	534,505	0.0%
	Nishikawa Rubber Co., Ltd.	28,100	610,515	0.0%
	Nishimatsuya Chain Co., Ltd.	325,800	3,744,328	0.1%
	Nissan Shatai Co., Ltd.	533,700	4,859,404	0.1%
	Nissan Tokyo Sales Holdings Co., Ltd.	170,000	550,361	0.0%
	Nissei Build Kogyo Co., Ltd.	227,800	2,337,441	0.1%
	Nissin Kogyo Co., Ltd.	285,500	5,048,118	0.1%
	Nittan Valve Co., Ltd.	117,800	377,862	0.0%
	Nojima Corp.	216,300	4,803,446	0.1%
	Ohashi Technica, Inc.	63,600	1,044,912	0.0%
	Ohsho Food Service Corp.	93,900	5,353,291	0.1%
#	Omikenshi Co., Ltd.	322,000	275,483	0.0%
	Onward Holdings Co., Ltd.	847,200	6,495,884	0.2%
	Ootoya Holdings Co., Ltd.	37,600	754,883	0.0%
#*	Open Door, Inc.	71,700	1,470,837	0.0%
#	OPT Holding, Inc.	117,500	2,498,155	0.1%
#	Otsuka Kagu, Ltd.	82,500	277,290	0.0%
	Ozu Corp.	20,900	393,698	0.0%
	Pacific Industrial Co., Ltd.	327,600	4,807,004	0.1%
	PAL GROUP Holdings Co., Ltd.	83,400	1,969,284	0.1%
	PALTAC Corp.	40,734	2,342,439	0.1%
#	PAPYLESS Co., Ltd.	30,900	507,305	0.0%
	Parco Co., Ltd.	144,400	1,571,424	0.0%
	Paris Miki Holdings, Inc.	171,000	772,747	0.0%
#	PC Depot Corp.	8,081	42,311	0.0%
	People Co., Ltd.	19,600	241,669	0.0%
#	Pepper Food Service Co., Ltd.	89,300	3,672,352	0.1%
#	PIA Corp.	36,900	2,075,050	0.1%
	Piolax, Inc.	198,700	4,783,768	0.1%
#*	Pioneer Corp.	2,489,100	3,454,404	0.1%
#	Plenus Co., Ltd.	144,800	2,372,737	0.1%
	Press Kogyo Co., Ltd.	623,200	3,651,318	0.1%
	Pressance Corp.	250,100	3,859,748	0.1%
	Proto Corp.	88,400	1,157,079	0.0%
#	Raccoon Co., Ltd.	86,300	438,155	0.0%
	Regal Corp.	1,500	38,339	0.0%
	Renaissance, Inc.	75,800	1,721,682	0.1%
#*	Renown, Inc.	366,700	479,216	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Resol Holdings Co., Ltd.	16,799	$664,422	0.0%
	Resorttrust, Inc.	231,500	4,089,525	0.1%
	Rhythm Watch Co., Ltd.	55,900	1,045,145	0.0%
#	Riberesute Corp.	54,900	456,054	0.0%
#	Ride On Express Holdings Co., Ltd.	56,400	982,582	0.0%
#	Right On Co., Ltd.	119,625	1,152,628	0.0%
	Riken Corp.	65,400	3,421,030	0.1%
	Ringer Hut Co., Ltd.	167,400	3,917,631	0.1%
#	Riso Kyoiku Co., Ltd.	242,400	1,852,739	0.1%
	Round One Corp.	491,800	7,719,845	0.2%
#	Royal Holdings Co., Ltd.	206,300	5,647,294	0.1%
*	Royal Hotel, Ltd. (The)	2,100	36,074	0.0%
#*	RVH, Inc.	85,200	254,131	0.0%
	Sac's Bar Holdings, Inc.	136,150	1,220,403	0.0%
	Saizeriya Co., Ltd.	207,500	4,740,032	0.1%
	Sakai Ovex Co., Ltd.	33,999	724,782	0.0%
	San Holdings, Inc.	30,300	693,021	0.0%
#*	Sanden Holdings Corp.	150,400	1,960,077	0.1%
	Sanei Architecture Planning Co., Ltd.	66,400	1,123,669	0.0%
	Sangetsu Corp.	348,450	7,051,894	0.2%
	Sanko Marketing Foods Co., Ltd.	6,700	60,486	0.0%
	Sankyo Seiko Co., Ltd.	225,500	931,851	0.0%
	Sanoh Industrial Co., Ltd.	169,300	1,077,504	0.0%
	Sanyei Corp.	4,300	165,255	0.0%
	Sanyo Electric Railway Co., Ltd.	117,198	2,837,917	0.1%
	Sanyo Housing Nagoya Co., Ltd.	75,100	821,999	0.0%
#	Sanyo Shokai, Ltd.	96,199	1,926,239	0.1%
	Scroll Corp.	211,500	1,094,497	0.0%
#	Seiko Holdings Corp.	206,281	4,428,905	0.1%
	Seiren Co., Ltd.	343,900	5,350,410	0.1%
#*	Senshukai Co., Ltd.	205,800	962,647	0.0%
	Septeni Holdings Co., Ltd.	408,000	893,714	0.0%
	SFP Holdings Co., Ltd.	74,500	1,354,087	0.0%
#	Shidax Corp.	149,000	632,190	0.0%
	Shikibo, Ltd.	77,900	899,386	0.0%
	Shimachu Co., Ltd.	282,300	8,965,101	0.2%
	Shimojima Co., Ltd.	31,900	320,986	0.0%
#	Shobunsha Publications, Inc.	258,500	1,802,666	0.1%
#	Shoei Co., Ltd.	88,000	3,107,012	0.1%
	Showa Corp.	352,200	5,788,640	0.1%
	SKY Perfect JSAT Holdings, Inc.	1,001,200	4,769,644	0.1%
	SNT Corp.	214,300	859,932	0.0%
	Soft99 Corp.	81,800	855,815	0.0%
#	Sotoh Co., Ltd.	41,400	380,736	0.0%
	SPK Corp.	22,200	560,938	0.0%
	SRS Holdings Co., Ltd.	23,400	212,653	0.0%
	St Marc Holdings Co., Ltd.	115,300	2,844,483	0.1%
	Starts Corp., Inc.	224,900	5,475,659	0.1%
	Step Co., Ltd.	59,400	884,369	0.0%
	Studio Alice Co., Ltd.	65,000	1,539,579	0.0%
#	Suminoe Textile Co., Ltd.	37,900	925,859	0.0%
	Sumitomo Riko Co., Ltd.	274,000	2,807,910	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Suncall Corp.	113,000	$724,128	0.0%
#	Syuppin Co., Ltd.	153,800	2,346,611	0.1%
	T RAD Co., Ltd.	51,200	1,585,481	0.1%
	T-Gaia Corp.	141,800	3,618,757	0.1%
	Tachi-S Co., Ltd.	224,140	3,754,413	0.1%
#	Tachikawa Corp.	71,100	964,130	0.0%
	Taiho Kogyo Co., Ltd.	114,500	1,320,185	0.0%
#	Take And Give Needs Co., Ltd.	67,570	1,239,214	0.0%
	Takihyo Co., Ltd.	31,700	693,934	0.0%
#	Tama Home Co., Ltd.	114,100	1,057,290	0.0%
	Tamron Co., Ltd.	126,400	2,245,662	0.1%
	TBK Co., Ltd.	138,800	611,297	0.0%
	Tear Corp.	61,900	592,523	0.0%
#	Tenpos Holdings Co., Ltd.	31,400	609,340	0.0%
	Tigers Polymer Corp.	82,900	573,372	0.0%
	Toa Corp.	162,200	1,781,032	0.1%
#	Toabo Corp.	54,799	278,900	0.0%
	Toei Animation Co., Ltd.	87,800	3,060,041	0.1%
	Toei Co., Ltd.	46,900	4,800,307	0.1%
	Tohokushinsha Film Corp.	56,600	398,950	0.0%
	Tokai Rika Co., Ltd.	377,300	7,153,307	0.2%
	Token Corp.	52,950	4,665,640	0.1%
#*	Tokyo Base Co., Ltd.	143,500	1,095,348	0.0%
	Tokyo Dome Corp.	628,300	5,611,035	0.1%
	Tokyo Individualized Educational Institute, Inc.	121,000	1,067,252	0.0%
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	216,537	0.0%
#	Tokyotokeiba Co., Ltd.	107,300	4,631,761	0.1%
#	Tokyu Recreation Co., Ltd.	20,400	903,493	0.0%
	Tomy Co., Ltd.	611,893	5,071,823	0.1%
	Topre Corp.	242,200	6,087,192	0.2%
	Toridoll Holdings Corp.	155,900	3,680,151	0.1%
#	Torikizoku Co., Ltd.	54,600	1,277,484	0.0%
	Tosho Co., Ltd.	112,200	4,280,675	0.1%
	Tow Co., Ltd.	119,000	873,288	0.0%
#	Toyo Tire & Rubber Co., Ltd.	346,700	5,054,473	0.1%
	TPR Co., Ltd.	164,700	3,832,950	0.1%
	TS Tech Co., Ltd.	63,900	2,662,005	0.1%
	TSI Holdings Co., Ltd.	522,195	3,686,995	0.1%
#	Tsukada Global Holdings, Inc.	109,400	631,602	0.0%
	Tsukamoto Corp. Co., Ltd.	19,000	210,596	0.0%
	Tsutsumi Jewelry Co., Ltd.	57,100	946,890	0.0%
	TV Asahi Holdings Corp.	109,300	2,397,646	0.1%
	Tv Tokyo Holdings Corp.	104,500	3,190,430	0.1%
#*	U-Shin, Ltd.	138,900	887,432	0.0%
	Ukai Co., Ltd.	5,900	234,417	0.0%
	Umenohana Co., Ltd.	14,700	376,372	0.0%
	Unipres Corp.	274,000	5,361,181	0.1%
	United Arrows, Ltd.	163,600	6,096,005	0.2%
#*	Unitika, Ltd.	425,600	2,420,534	0.1%
	ValueCommerce Co., Ltd.	124,900	2,086,372	0.1%
#	Vector, Inc.	186,900	3,859,223	0.1%
*	Vega Corp. Co., Ltd.	1,700	28,270	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#*	VIA Holdings, Inc.	129,600	$858,368	0.0%
#	Village Vanguard Co., Ltd.	40,600	373,440	0.0%
*	Visionary Holdings Co., Ltd.	637,300	988,313	0.0%
#	VT Holdings Co., Ltd.	577,100	3,033,432	0.1%
	Wacoal Holdings Corp.	364,700	10,622,013	0.3%
	Waseda Academy Co., Ltd.	8,200	178,613	0.0%
#	WATAMI Co., Ltd.	163,100	2,138,084	0.1%
	Watts Co., Ltd.	59,800	597,529	0.0%
	Weds Co., Ltd.	10,300	69,999	0.0%
	Workman Co., Ltd.	24,800	1,028,052	0.0%
	Wowow, Inc.	42,600	1,351,648	0.0%
	Xebio Holdings Co., Ltd.	202,000	3,212,454	0.1%
	Yachiyo Industry Co., Ltd.	51,600	556,310	0.0%
	Yagi & Co., Ltd.	16,000	321,374	0.0%
	Yamato International, Inc.	113,400	632,794	0.0%
#	Yasunaga Corp.	53,900	877,446	0.0%
	Yellow Hat, Ltd.	112,200	3,311,506	0.1%
	Yomiuri Land Co., Ltd.	26,300	1,098,746	0.0%
#	Yondoshi Holdings, Inc.	127,320	3,112,203	0.1%
	Yorozu Corp.	147,300	2,262,973	0.1%
#	Yoshinoya Holdings Co., Ltd.	165,000	3,289,043	0.1%
	Yossix Co., Ltd.	23,300	680,739	0.0%
#	Yume No Machi Souzou Iinkai Co., Ltd.	162,700	3,377,152	0.1%
	Yutaka Giken Co., Ltd.	8,500	200,534	0.0%
	Zenrin Co., Ltd.	250,850	6,059,502	0.2%
	Zojirushi Corp.	277,700	3,388,739	0.1%
Total Consumer Discretionary			839,975,746	19.8%

Consumer Staples — (8.1%)
#	Aeon Hokkaido Corp.	261,700	1,916,969	0.1%
	AFC-HD AMS Life Science Co., Ltd.	37,700	247,651	0.0%
	Ain Holdings, Inc.	46,700	3,441,967	0.1%
	Albis Co., Ltd.	39,900	1,153,084	0.0%
	Aohata Corp.	2,100	49,333	0.0%
	Arcs Co., Ltd.	281,500	7,680,825	0.2%
	Ariake Japan Co., Ltd.	25,900	2,229,389	0.1%
	Artnature, Inc.	138,200	853,456	0.0%
	Axial Retailing, Inc.	108,400	4,119,333	0.1%
	Belc Co., Ltd.	74,600	3,943,628	0.1%
#	Bourbon Corp.	44,900	1,155,250	0.0%
	Bull-Dog Sauce Co., Ltd.	1,500	29,384	0.0%
	C'BON COSMETICS Co., Ltd.	6,100	164,851	0.0%
	Cawachi, Ltd.	116,600	2,384,099	0.1%
	Chubu Shiryo Co., Ltd.	180,300	3,164,416	0.1%
	Chuo Gyorui Co., Ltd.	9,800	250,973	0.0%
	Ci:z Holdings Co., Ltd.	101,000	4,798,930	0.1%
	Cocokara fine, Inc.	127,760	7,855,251	0.2%
#	Como Co., Ltd.	2,000	44,513	0.0%
	Cota Co., Ltd.	69,465	939,387	0.0%
	Create SD Holdings Co., Ltd.	191,000	5,485,570	0.1%
	Daikokutenbussan Co., Ltd.	39,900	1,871,072	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Delica Foods Holdings Co., Ltd.	29,000	$414,091	0.0%
	DyDo Group Holdings, Inc.	64,400	3,825,327	0.1%
#	Earth Corp.	94,400	4,803,482	0.1%
	Ebara Foods Industry, Inc.	20,200	425,483	0.0%
	Eco's Co., Ltd.	55,300	841,310	0.0%
	Ensuiko Sugar Refining Co., Ltd.	86,200	204,458	0.0%
	Feed One Co., Ltd.	899,040	1,870,740	0.1%
*	First Baking Co., Ltd.	15,600	163,493	0.0%
	Fuji Oil Holdings, Inc.	169,000	6,075,184	0.2%
	Fujicco Co., Ltd.	153,100	3,919,831	0.1%
	Fujiya Co., Ltd.	39,700	907,765	0.0%
	G-7 Holdings, Inc.	40,800	1,058,620	0.0%
#	Genky DrugStores Co., Ltd.	46,800	1,910,067	0.1%
#	HABA Laboratories, Inc.	17,300	1,823,657	0.1%
	Hagoromo Foods Corp.	39,000	474,190	0.0%
	Halows Co., Ltd.	55,400	1,359,137	0.0%
	Havix Corp.	4,000	28,205	0.0%
	Hayashikane Sangyo Co., Ltd.	29,400	201,227	0.0%
	Heiwado Co., Ltd.	201,900	5,028,544	0.1%
#	Hokkaido Coca-Cola Bottling Co., Ltd.	18,000	652,777	0.0%
	Hokuryo Co., Ltd.	14,900	115,996	0.0%
	Hokuto Corp.	177,500	3,169,554	0.1%
#	Ichimasa Kamaboko Co., Ltd.	31,800	385,101	0.0%
	Imuraya Group Co., Ltd.	51,400	1,649,925	0.0%
	Inageya Co., Ltd.	175,800	2,882,852	0.1%
	Itochu-Shokuhin Co., Ltd.	32,100	1,766,091	0.0%
	Ivy Cosmetics Corp.	1,800	34,158	0.0%
	Iwatsuka Confectionery Co., Ltd.	4,000	184,185	0.0%
	J-Oil Mills, Inc.	76,300	2,739,627	0.1%
#	Japan Meat Co., Ltd.	60,400	1,337,381	0.0%
	Kadoya Sesame Mills, Inc.	14,100	770,863	0.0%
	Kakiyasu Honten Co., Ltd.	62,700	1,585,179	0.0%
	Kameda Seika Co., Ltd.	88,100	4,708,699	0.1%
	Kaneko Seeds Co., Ltd.	38,600	588,369	0.0%
	Kanemi Co., Ltd.	4,800	131,543	0.0%
	Kansai Super Market, Ltd.	70,800	780,514	0.0%
	Kato Sangyo Co., Ltd.	162,900	5,578,362	0.1%
#	Kenko Mayonnaise Co., Ltd.	90,300	3,319,264	0.1%
	Key Coffee, Inc.	131,100	2,608,090	0.1%
#	Kirindo Holdings Co., Ltd.	44,400	1,117,979	0.0%
#	Kitanotatsujin Corp.	457,100	3,272,349	0.1%
#	Kobe Bussan Co., Ltd.	98,300	4,842,164	0.1%
#	Kotobuki Spirits Co., Ltd.	133,900	7,000,768	0.2%
	Kusuri no Aoki Holdings Co., Ltd.	89,600	5,961,855	0.1%
	Kyokuyo Co., Ltd.	66,099	2,143,831	0.1%
	Lacto Japan Co., Ltd.	21,200	1,136,908	0.0%
	Life Corp.	157,800	3,920,020	0.1%
	Mandom Corp.	175,300	5,452,024	0.1%
	Marudai Food Co., Ltd.	765,000	3,478,105	0.1%
	Maruha Nichiro Corp.	307,107	12,367,898	0.3%
#	Maxvalu Nishinihon Co., Ltd.	21,500	350,233	0.0%
#	Maxvalu Tokai Co., Ltd.	49,300	1,090,845	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Medical System Network Co., Ltd.	150,000	$642,179	0.0%
	Megmilk Snow Brand Co., Ltd.	358,200	9,569,160	0.2%
	Meito Sangyo Co., Ltd.	61,300	977,151	0.0%
	Milbon Co., Ltd.	164,752	7,377,791	0.2%
	Ministop Co., Ltd.	120,100	2,422,236	0.1%
	Mitsubishi Shokuhin Co., Ltd.	103,100	2,748,408	0.1%
	Mitsui Sugar Co., Ltd.	112,170	3,476,603	0.1%
	Miyoshi Oil & Fat Co., Ltd.	46,800	568,388	0.0%
	Morinaga Milk Industry Co., Ltd.	262,300	9,802,478	0.2%
	Morozoff, Ltd.	20,100	1,232,554	0.0%
	Nagatanien Holdings Co., Ltd.	158,000	2,143,356	0.1%
#	Nakamuraya Co., Ltd.	27,600	1,197,920	0.0%
	Natori Co., Ltd.	61,500	1,055,890	0.0%
	Nichimo Co., Ltd.	17,000	258,840	0.0%
	Nihon Chouzai Co., Ltd.	49,360	1,308,230	0.0%
	Niitaka Co., Ltd.	2,860	44,913	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	83,000	1,799,085	0.0%
	Nippon Flour Mills Co., Ltd.	352,300	6,124,737	0.2%
	Nippon Suisan Kaisha, Ltd.	2,033,400	10,019,704	0.2%
	Nisshin Oillio Group, Ltd. (The)	185,000	5,553,637	0.1%
	Nissin Sugar Co., Ltd.	112,100	2,135,745	0.1%
	Nitto Fuji Flour Milling Co., Ltd.	6,800	307,160	0.0%
	Noevir Holdings Co., Ltd.	41,900	3,018,321	0.1%
	Oenon Holdings, Inc.	444,900	1,761,109	0.0%
	OIE Sangyo Co., Ltd.	20,900	271,554	0.0%
	Okuwa Co., Ltd.	170,000	1,781,562	0.0%
#	Olympic Group Corp.	67,800	505,436	0.0%
#	OUG Holdings, Inc.	16,900	421,256	0.0%
	Pickles Corp.	20,300	406,335	0.0%
#	Plant Co., Ltd.	24,200	286,580	0.0%
	Prima Meat Packers, Ltd.	1,001,000	5,786,059	0.1%
	Qol Co., Ltd.	153,900	2,873,928	0.1%
#	Retail Partners Co., Ltd.	108,200	1,634,591	0.0%
	Riken Vitamin Co., Ltd.	72,500	2,878,938	0.1%
	Rock Field Co., Ltd.	153,200	2,634,154	0.1%
#	Rokko Butter Co., Ltd.	96,900	2,048,127	0.1%
	S Foods, Inc.	113,562	4,463,246	0.1%
	S&B Foods, Inc.	17,999	1,743,799	0.0%
#	Sagami Rubber Industries Co., Ltd.	59,000	1,266,282	0.0%
	San-A Co., Ltd.	127,200	6,282,587	0.2%
	Sapporo Holdings, Ltd.	449,700	11,277,362	0.3%
	Satudora Holdings Co., Ltd.	1,300	24,802	0.0%
	Shinobu Foods Products Co., Ltd.	1,600	11,374	0.0%
#	Shoei Foods Corp.	83,800	2,941,881	0.1%
	Showa Sangyo Co., Ltd.	149,400	3,902,689	0.1%
	Sogo Medical Co., Ltd.	132,000	2,756,403	0.1%
	Starzen Co., Ltd.	54,500	2,871,665	0.1%
	Takara Holdings, Inc.	592,800	7,837,682	0.2%
	Tobu Store Co., Ltd.	19,000	527,291	0.0%
	Toho Co., Ltd.	53,800	1,289,933	0.0%
	Tohto Suisan Co., Ltd.	18,099	308,041	0.0%
	Torigoe Co., Ltd. (The)	102,200	914,011	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Toyo Sugar Refining Co., Ltd.	15,700	$175,235	0.0%
#	Transaction Co., Ltd.	99,800	919,677	0.0%
	United Super Markets Holdings, Inc.	375,300	4,853,831	0.1%
	Uoriki Co., Ltd.	33,600	456,306	0.0%
	Valor Holdings Co., Ltd.	262,200	5,972,945	0.1%
	Warabeya Nichiyo Holdings Co., Ltd.	102,260	2,345,839	0.1%
	Watahan & Co., Ltd.	46,600	1,392,647	0.0%
#	YA-MAN, Ltd.	212,300	3,550,027	0.1%
	Yaizu Suisankagaku Industry Co., Ltd.	51,000	570,734	0.0%
	Yakuodo Co., Ltd.	78,600	2,829,469	0.1%
	Yamatane Corp.	70,100	1,453,650	0.0%
	Yamaya Corp.	28,200	843,496	0.0%
	Yamazawa Co., Ltd.	6,600	111,158	0.0%
	Yaoko Co., Ltd.	120,700	6,651,734	0.2%
	Yokohama Reito Co., Ltd.	274,200	2,499,171	0.1%
	Yomeishu Seizo Co., Ltd.	49,800	1,112,261	0.0%
	Yuasa Funashoku Co., Ltd.	13,000	411,512	0.0%
	Yutaka Foods Corp.	6,000	109,685	0.0%
Total Consumer Staples			357,990,191	8.4%

Energy — (0.8%)
#	BP Castrol K.K.	53,100	775,553	0.0%
	Cosmo Energy Holdings Co., Ltd.	23,100	808,936	0.0%
	Fuji Kosan Co., Ltd.	33,100	190,606	0.0%
	Fuji Oil Co., Ltd.	365,900	1,370,746	0.0%
	Itochu Enex Co., Ltd.	334,400	3,259,797	0.1%
	Japan Oil Transportation Co., Ltd.	14,500	423,052	0.0%
	Japan Petroleum Exploration Co., Ltd.	248,400	6,475,996	0.2%
	Mitsuuroko Group Holdings Co., Ltd.	193,100	1,543,643	0.0%
#	Modec, Inc.	141,000	3,902,027	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,128,800	1,199,498	0.0%
#	Sala Corp.	329,700	2,072,075	0.1%
	San-Ai Oil Co., Ltd.	379,900	4,678,201	0.1%
	Shinko Plantech Co., Ltd.	278,800	2,810,376	0.1%
	Sinanen Holdings Co., Ltd.	54,200	1,366,944	0.0%
	Toa Oil Co., Ltd.	473,000	964,147	0.0%
	Toyo Kanetsu K.K.	58,000	2,112,137	0.1%
Total Energy			33,953,734	0.8%

Financials — (8.2%)
	77 Bank, Ltd. (The)	496,152	10,775,518	0.3%
	Accretive Co., Ltd.	36,000	90,846	0.0%
	Advance Create Co., Ltd.	42,500	856,633	0.0%
	Aichi Bank, Ltd. (The)	63,200	2,737,097	0.1%
*	Aiful Corp.	419,300	1,305,076	0.0%
	Aizawa Securities Co., Ltd.	226,800	1,595,087	0.0%
#	Akatsuki Corp.	109,000	451,674	0.0%
	Akita Bank, Ltd. (The)	117,340	3,262,591	0.1%
	Anicom Holdings, Inc.	124,800	4,692,642	0.1%
#	Aomori Bank, Ltd. (The)	137,800	4,157,195	0.1%
	Asax Co., Ltd.	9,300	53,105	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Awa Bank, Ltd. (The)	1,318,000	$8,111,050	0.2%
	Bank of Iwate, Ltd. (The)	112,900	4,340,860	0.1%
	Bank of Kochi, Ltd. (The)	45,700	490,247	0.0%
#	Bank of Nagoya, Ltd. (The)	98,330	3,412,410	0.1%
	Bank of Okinawa, Ltd. (The)	152,460	5,581,003	0.1%
	Bank of Saga, Ltd. (The)	107,900	2,415,439	0.1%
	Bank of the Ryukyus, Ltd.	227,380	3,346,753	0.1%
#	Bank of Toyama, Ltd. (The)	12,100	458,909	0.0%
	Chiba Kogyo Bank, Ltd. (The)	359,500	1,564,445	0.0%
	Chugoku Bank, Ltd. (The)	417,000	4,207,966	0.1%
#	Chukyo Bank, Ltd. (The)	77,300	1,623,812	0.0%
	Daishi Bank, Ltd. (The)	215,000	8,540,202	0.2%
	Daito Bank, Ltd. (The)	87,300	975,524	0.0%
	DSB Co., Ltd.	61,300	327,309	0.0%
	eGuarantee, Inc.	97,400	1,770,177	0.0%
	Ehime Bank, Ltd. (The)	220,200	2,557,585	0.1%
	Eighteenth Bank, Ltd. (The)	1,048,000	2,729,194	0.1%
	Entrust, Inc.	28,900	206,235	0.0%
	FIDEA Holdings Co., Ltd.	1,311,000	2,033,342	0.1%
	Financial Products Group Co., Ltd.	470,000	6,046,775	0.2%
	First Bank of Toyama, Ltd. (The)	243,300	1,048,247	0.0%
#	First Brothers Co., Ltd.	36,600	462,832	0.0%
	Fukui Bank, Ltd. (The)	157,700	3,445,249	0.1%
*	Fukushima Bank, Ltd. (The)	190,600	1,200,994	0.0%
	Fuyo General Lease Co., Ltd.	125,900	8,650,660	0.2%
#	GMO Financial Holdings, Inc.	159,200	1,224,061	0.0%
	Hirose Tusyo, Inc.	17,300	488,135	0.0%
	Hiroshima Bank, Ltd. (The)	402,400	2,668,841	0.1%
	Hokkoku Bank, Ltd. (The)	174,200	6,842,681	0.2%
	Hokuetsu Bank, Ltd. (The)	131,600	2,617,518	0.1%
	Hokuhoku Financial Group, Inc.	709,200	9,416,179	0.2%
	Hyakugo Bank, Ltd. (The)	1,626,009	6,380,576	0.2%
	Hyakujushi Bank, Ltd. (The)	1,613,000	5,292,381	0.1%
	IBJ Leasing Co., Ltd.	197,000	5,204,655	0.1%
	Ichiyoshi Securities Co., Ltd.	271,400	2,934,721	0.1%
	IwaiCosmo Holdings, Inc.	131,200	1,696,705	0.0%
#	J Trust Co., Ltd.	449,100	3,698,368	0.1%
	Jaccs Co., Ltd.	177,800	3,844,249	0.1%
	Jafco Co., Ltd.	228,300	9,254,501	0.2%
*	Japan Asia Investment Co., Ltd.	127,300	388,405	0.0%
#	Japan Investment Adviser Co., Ltd.	76,000	3,712,353	0.1%
	Japan Securities Finance Co., Ltd.	779,900	4,265,083	0.1%
	Jimoto Holdings, Inc.	1,032,000	1,565,683	0.0%
	Juroku Bank, Ltd. (The)	237,000	6,243,707	0.2%
#	kabu.com Securities Co., Ltd.	979,000	3,170,660	0.1%
*	Kansai Mirai Financial Group, Inc.	452,053	3,423,709	0.1%
	Keiyo Bank, Ltd. (The)	1,577,000	6,761,884	0.2%
	Kita-Nippon Bank, Ltd. (The)	50,906	1,226,230	0.0%
	Kiyo Bank, Ltd. (The)	417,290	6,864,681	0.2%
#	Kosei Securities Co., Ltd. (The)	34,599	398,913	0.0%
	Kyokuto Securities Co., Ltd.	163,900	2,144,910	0.1%
	Kyushu Financial Group, Inc.	423,127	2,036,281	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Kyushu Leasing Service Co., Ltd.	10,000	$69,467	0.0%
*	M&A Capital Partners Co., Ltd.	50,900	4,530,113	0.1%
#	Marusan Securities Co., Ltd.	330,200	3,030,029	0.1%
	Matsui Securities Co., Ltd.	293,600	2,802,522	0.1%
#	Mercuria Investment Co., Ltd.	49,400	474,514	0.0%
#	Michinoku Bank, Ltd. (The)	111,498	1,828,677	0.1%
	Mito Securities Co., Ltd.	424,800	1,532,318	0.0%
	Miyazaki Bank, Ltd. (The)	101,200	3,082,483	0.1%
#	Monex Group, Inc.	1,286,400	7,416,349	0.2%
#	Money Partners Group Co., Ltd.	162,900	569,303	0.0%
	Musashino Bank, Ltd. (The)	198,000	5,870,523	0.1%
	Nagano Bank, Ltd. (The)	54,399	907,468	0.0%
	Nanto Bank, Ltd. (The)	203,300	5,176,848	0.1%
	NEC Capital Solutions, Ltd.	63,800	1,110,207	0.0%
#	Newton Financial Consulting, Inc.	3,100	61,469	0.0%
	Nishi-Nippon Financial Holdings, Inc.	784,700	9,148,937	0.2%
	North Pacific Bank, Ltd.	2,096,400	6,997,231	0.2%
#	OAK Capital Corp.	352,700	643,850	0.0%
	Ogaki Kyoritsu Bank, Ltd. (The)	290,700	7,373,759	0.2%
	Oita Bank, Ltd. (The)	101,489	3,445,126	0.1%
	Okasan Securities Group, Inc.	1,139,000	5,596,792	0.1%
	Ricoh Leasing Co., Ltd.	102,300	3,363,442	0.1%
*	San ju San Financial Group, Inc.	126,510	2,283,813	0.1%
	San-In Godo Bank, Ltd. (The)	984,500	8,788,660	0.2%
	Sawada Holdings Co., Ltd.	146,200	1,362,372	0.0%
	Senshu Ikeda Holdings, Inc.	1,660,500	5,599,626	0.1%
#	Shiga Bank, Ltd. (The)	1,701,000	8,701,354	0.2%
	Shikoku Bank, Ltd. (The)	261,100	3,215,937	0.1%
	Shimane Bank, Ltd. (The)	26,100	296,824	0.0%
#	Shimizu Bank, Ltd. (The)	54,600	1,043,034	0.0%
#	Sparx Group Co., Ltd.	658,500	1,490,428	0.0%
#	Strike Co., Ltd.	43,700	1,691,864	0.0%
	Taiko Bank, Ltd. (The)	35,400	694,552	0.0%
	Tochigi Bank, Ltd. (The)	672,700	2,327,866	0.1%
	Toho Bank, Ltd. (The)	1,315,000	4,753,613	0.1%
	Tohoku Bank, Ltd. (The)	63,200	786,967	0.0%
	Tokai Tokyo Financial Holdings, Inc.	1,465,900	9,340,874	0.2%
#	Tokyo TY Financial Group, Inc.	204,338	4,896,775	0.1%
	Tomato Bank, Ltd.	54,700	752,397	0.0%
	TOMONY Holdings, Inc.	1,009,850	4,323,044	0.1%
	Tottori Bank, Ltd. (The)	63,300	970,887	0.0%
	Towa Bank, Ltd. (The)	250,400	2,566,898	0.1%
	Toyo Securities Co., Ltd.	473,000	1,114,430	0.0%
	Tsukuba Bank, Ltd.	534,200	1,246,059	0.0%
*	Uzabase, Inc.	58,800	1,733,283	0.0%
	Yamagata Bank, Ltd. (The)	204,300	4,338,395	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	1,161,000	4,413,938	0.1%
Total Financials			363,056,070	8.6%

Health Care — (5.0%)
#	Advantage Risk Management Co., Ltd.	44,200	506,427	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	As One Corp.	84,568	$5,864,640	0.1%
	ASKA Pharmaceutical Co., Ltd.	164,300	2,134,384	0.1%
	Biofermin Pharmaceutical Co., Ltd.	23,700	617,957	0.0%
	BML, Inc.	166,200	4,278,022	0.1%
	Carenet, Inc.	14,700	142,849	0.0%
	Charm Care Corp. K.K.	10,000	93,378	0.0%
	CMIC Holdings Co., Ltd.	82,900	1,715,968	0.0%
	Create Medic Co., Ltd.	43,200	542,671	0.0%
	Daiken Medical Co., Ltd.	120,900	833,709	0.0%
	Daito Pharmaceutical Co., Ltd.	82,280	2,552,261	0.1%
	Dvx, Inc.	45,800	576,776	0.0%
	Eiken Chemical Co., Ltd.	220,900	4,692,709	0.1%
#	Elan Corp.	45,300	1,112,795	0.0%
#	EM Systems Co., Ltd.	124,800	1,268,320	0.0%
	EPS Holdings, Inc.	220,700	4,722,125	0.1%
	Falco Holdings Co., Ltd.	55,100	962,490	0.0%
#	FINDEX, Inc.	124,100	910,634	0.0%
	Fuji Pharma Co., Ltd.	104,600	1,794,722	0.1%
	Fukuda Denshi Co., Ltd.	40,400	2,651,280	0.1%
	Fuso Pharmaceutical Industries, Ltd.	44,800	1,177,340	0.0%
	Hogy Medical Co., Ltd.	156,400	6,997,643	0.2%
	I'rom Group Co., Ltd.	44,600	821,290	0.0%
#	Iwaki & Co., Ltd.	193,000	756,639	0.0%
*	Japan Animal Referral Medical Center Co., Ltd.	10,200	291,635	0.0%
	Japan Lifeline Co., Ltd.	81,800	2,005,421	0.1%
	Japan Medical Dynamic Marketing, Inc.	115,600	1,223,862	0.0%
	JCR Pharmaceuticals Co., Ltd.	103,700	6,290,615	0.2%
	Jeol, Ltd.	258,000	2,651,923	0.1%
	JMS Co., Ltd.	111,657	677,751	0.0%
	Kanamic Network Co., Ltd.	32,700	444,834	0.0%
	Kawasumi Laboratories, Inc.	96,180	676,105	0.0%
	Kissei Pharmaceutical Co., Ltd.	182,800	4,952,404	0.1%
*	Kubota Pharmaceutical Holdings Co., Ltd.	2,600	8,181	0.0%
	KYORIN Holdings, Inc.	290,800	6,035,291	0.2%
#	Linical Co., Ltd.	75,300	1,689,411	0.0%
	Mani, Inc.	166,900	7,496,272	0.2%
#*	Medical Data Vision Co., Ltd.	154,300	2,196,852	0.1%
#	Medius Holdings Co., Ltd.	62,100	545,605	0.0%
	Menicon Co., Ltd.	172,800	4,625,234	0.1%
	Miraca Holdings, Inc.	393,200	11,695,842	0.3%
	Mizuho Medy Co., Ltd.	18,000	414,992	0.0%
	Mochida Pharmaceutical Co., Ltd.	91,899	6,689,294	0.2%
#	N Field Co., Ltd.	91,500	1,442,058	0.0%
#	Nagaileben Co., Ltd.	51,200	1,300,660	0.0%
	Nakanishi, Inc.	286,900	6,507,824	0.2%
	ND Software Co., Ltd.	9,600	97,411	0.0%
	Nichi-iko Pharmaceutical Co., Ltd.	326,450	4,811,417	0.1%
	NichiiGakkan Co., Ltd.	271,300	3,075,002	0.1%
	Nihon Kohden Corp.	161,400	4,491,340	0.1%
#	Nikkiso Co., Ltd.	472,400	4,783,048	0.1%
	Nippon Chemiphar Co., Ltd.	17,100	721,520	0.0%
#	Nipro Corp.	810,000	9,345,696	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Nissui Pharmaceutical Co., Ltd.	80,300	$1,025,886	0.0%
	Ohki Healthcare Holdings Co., Ltd.	1,200	22,432	0.0%
	Paramount Bed Holdings Co., Ltd.	130,100	5,575,534	0.1%
	Rion Co., Ltd.	61,500	1,301,290	0.0%
#	Sawai Pharmaceutical Co., Ltd.	256,700	11,673,944	0.3%
#	Seed Co., Ltd.	106,200	2,195,252	0.1%
	Seikagaku Corp.	145,700	1,953,834	0.1%
#*	Shin Nippon Biomedical Laboratories, Ltd.	154,200	693,134	0.0%
	Ship Healthcare Holdings, Inc.	315,000	11,870,101	0.3%
	Shofu, Inc.	64,900	847,021	0.0%
	Software Service, Inc.	18,900	1,322,515	0.0%
	Solasto Corp.	344,400	3,839,358	0.1%
	St-Care Holding Corp.	82,800	544,116	0.0%
#	Techno Medica Co., Ltd.	28,800	516,192	0.0%
#	Toho Holdings Co., Ltd.	362,300	8,832,035	0.2%
	Tokai Corp.	149,300	3,213,776	0.1%
	Torii Pharmaceutical Co., Ltd.	102,700	2,494,054	0.1%
	Towa Pharmaceutical Co., Ltd.	62,400	3,338,219	0.1%
#	Tsukui Corp.	403,500	3,639,343	0.1%
	Uchiyama Holdings Co., Ltd.	26,400	127,522	0.0%
	UNIMAT Retirement Community Co., Ltd.	20,000	295,617	0.0%
#	Value HR Co., Ltd.	20,500	382,327	0.0%
	Vital KSK Holdings, Inc.	320,700	3,340,598	0.1%
#	Wakamoto Pharmaceutical Co., Ltd.	112,300	300,744	0.0%
	WIN-Partners Co., Ltd.	114,900	1,556,792	0.0%
	ZERIA Pharmaceutical Co., Ltd.	150,799	3,258,855	0.1%
Total Health Care			219,075,020	5.2%

Industrials — (27.5%)
	A&A Material Corp.	26,000	278,962	0.0%
	Abist Co., Ltd.	20,200	881,405	0.0%
	ACKG, Ltd.	1,900	29,691	0.0%
#	Advan Co., Ltd.	149,500	1,303,451	0.0%
#	Advanex, Inc.	22,099	371,620	0.0%
	Aeon Delight Co., Ltd.	152,700	5,189,051	0.1%
	Aica Kogyo Co., Ltd.	154,400	5,413,068	0.1%
	Aichi Corp.	246,500	1,442,353	0.0%
	Aida Engineering, Ltd.	378,900	3,675,258	0.1%
	Airtech Japan, Ltd.	22,000	166,118	0.0%
	AIT Corp.	66,800	708,803	0.0%
#	Ajis Co., Ltd.	30,300	1,022,476	0.0%
#	Alconix Corp.	156,900	2,252,472	0.1%
	Alinco, Inc.	90,500	872,820	0.0%
	Alps Logistics Co., Ltd.	115,100	925,389	0.0%
	Altech Co., Ltd.	10,900	30,025	0.0%
	Altech Corp.	111,900	2,437,732	0.1%
	Anest Iwata Corp.	229,900	2,474,957	0.1%
#*	Arrk Corp.	478,100	516,844	0.0%
	Asahi Diamond Industrial Co., Ltd.	388,300	2,737,380	0.1%
#	Asahi Kogyosha Co., Ltd.	30,100	953,237	0.0%
	Asanuma Corp.	500,000	1,784,463	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Asukanet Co., Ltd.	72,200	$982,881	0.0%
	Asunaro Aoki Construction Co., Ltd.	138,400	1,169,877	0.0%
	Bando Chemical Industries, Ltd.	249,200	2,745,670	0.1%
	BayCurrent Consulting, Inc.	96,400	3,211,984	0.1%
	Bell System24 Holdings, Inc.	237,700	4,137,832	0.1%
	Benefit One, Inc.	178,500	5,032,463	0.1%
#	Br Holdings Corp.	174,800	757,478	0.0%
	Bunka Shutter Co., Ltd.	405,600	3,437,323	0.1%
#	Canare Electric Co., Ltd.	24,200	483,010	0.0%
#	Career Co., Ltd.	16,400	318,577	0.0%
	Career Design Center Co., Ltd.	35,500	646,001	0.0%
	Central Glass Co., Ltd.	242,800	5,091,569	0.1%
	Central Security Patrols Co., Ltd.	4,600	214,564	0.0%
	Chilled & Frozen Logistics Holdings Co., Ltd.	84,100	1,008,787	0.0%
#	Chiyoda Corp.	705,400	6,116,316	0.2%
	Chiyoda Integre Co., Ltd.	83,500	1,826,973	0.1%
	Chodai Co., Ltd.	3,900	30,644	0.0%
#	Chudenko Corp.	207,700	5,179,655	0.1%
	Chugai Ro Co., Ltd.	45,100	1,140,230	0.0%
	Chuo Warehouse Co., Ltd.	6,500	72,910	0.0%
	CKD Corp.	362,900	5,951,163	0.1%
	CMC Corp.	11,400	280,561	0.0%
	Comany, Inc.	4,700	69,872	0.0%
	Cosel Co., Ltd.	143,000	1,805,411	0.1%
#	Creek & River Co., Ltd.	74,100	696,484	0.0%
	CTI Engineering Co., Ltd.	83,400	1,117,432	0.0%
#	CTS Co., Ltd.	176,000	1,943,297	0.1%
	Dai-Dan Co., Ltd.	111,400	2,303,411	0.1%
	Dai-Ichi Cutter Kogyo K.K.	16,200	381,536	0.0%
#	Daido Kogyo Co., Ltd.	53,000	713,273	0.0%
	Daihatsu Diesel Manufacturing Co., Ltd.	116,200	856,517	0.0%
	Daihen Corp.	684,000	4,111,541	0.1%
	Daiho Corp.	643,000	3,820,930	0.1%
	Daiichi Jitsugyo Co., Ltd.	62,800	1,840,019	0.1%
	Daiichi Kensetsu Corp.	22,000	350,716	0.0%
#	Daiki Axis Co., Ltd.	44,300	503,803	0.0%
*	Daikokuya Holdings Co., Ltd.	138,700	71,296	0.0%
	Daiohs Corp.	9,100	111,009	0.0%
	Daiseki Co., Ltd.	248,963	7,299,248	0.2%
#	Daiseki Eco. Solution Co., Ltd.	45,059	445,502	0.0%
	Daisue Construction Co., Ltd.	53,200	677,066	0.0%
	Daiwa Industries, Ltd.	223,700	2,594,493	0.1%
	Denyo Co., Ltd.	118,700	1,838,132	0.1%
	DMG Mori Co., Ltd.	301,000	4,161,309	0.1%
	DMW Corp.	4,800	105,516	0.0%
	Duskin Co., Ltd.	284,900	7,100,847	0.2%
	Ebara Jitsugyo Co., Ltd.	42,700	895,832	0.0%
#	EF-ON, Inc.	106,920	1,295,131	0.0%
	Eidai Co., Ltd.	152,000	736,332	0.0%
	en-japan, Inc.	86,300	4,342,834	0.1%
#*	EnBio Holdings, Inc.	20,900	230,893	0.0%
	Endo Lighting Corp.	71,400	566,899	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#*	Enshu, Ltd.	301,000	$376,526	0.0%
#	EPCO Co., Ltd.	29,500	390,989	0.0%
	ERI Holdings Co., Ltd.	1,500	14,649	0.0%
°#	Escrow Agent Japan Co., Ltd.	157,800	627,607	0.0%
#	F&M Co., Ltd.	40,500	372,398	0.0%
#*	FDK Corp.	644,000	1,111,588	0.0%
#	Freund Corp.	77,800	677,531	0.0%
	Fudo Tetra Corp.	1,245,300	2,324,199	0.1%
#	Fuji Corp.	451,500	8,082,284	0.2%
	Fuji Die Co., Ltd.	59,400	456,291	0.0%
	Fuji Furukawa Engineering & Construction Co., Ltd.	6,000	22,726	0.0%
	Fujikura, Ltd.	1,142,900	7,260,033	0.2%
	Fujimak Corp.	6,300	124,355	0.0%
#	Fujisash Co., Ltd.	620,800	660,756	0.0%
	Fujitec Co., Ltd.	441,400	5,432,161	0.1%
	Fukuda Corp.	77,200	4,647,953	0.1%
	Fukushima Industries Corp.	85,200	3,902,193	0.1%
	Fukuvi Chemical Industry Co., Ltd.	10,600	66,672	0.0%
	Fukuyama Transporting Co., Ltd.	167,657	8,558,378	0.2%
	FULLCAST Holdings Co., Ltd.	139,700	3,558,495	0.1%
#	Funai Soken Holdings, Inc.	251,190	5,587,924	0.1%
	Furukawa Co., Ltd.	228,600	3,382,391	0.1%
	Furusato Industries, Ltd.	65,100	1,068,319	0.0%
	Futaba Corp.	242,100	4,234,303	0.1%
	Gecoss Corp.	96,400	926,401	0.0%
#	Giken, Ltd.	103,300	2,398,552	0.1%
	Glory, Ltd.	204,655	5,718,235	0.1%
	GS Yuasa Corp.	2,512,000	11,437,446	0.3%
	Hamakyorex Co., Ltd.	122,600	3,591,689	0.1%
	Hanwa Co., Ltd.	244,200	9,296,403	0.2%
	Hashimoto Sogyo Holdings Co., Ltd.	2,700	42,944	0.0%
	Hazama Ando Corp.	1,196,000	10,870,943	0.3%
#	Helios Techno Holdings Co., Ltd.	72,800	456,323	0.0%
	Hibiya Engineering, Ltd.	144,700	2,877,322	0.1%
	Hirakawa Hewtech Corp.	85,600	1,108,001	0.0%
#	Hirano Tecseed Co., Ltd.	75,900	1,814,521	0.1%
#	Hirata Corp.	59,400	4,250,752	0.1%
	Hisaka Works, Ltd.	157,600	1,490,376	0.0%
	Hitachi Zosen Corp.	1,236,079	5,816,599	0.1%
#	Hito Communications, Inc.	52,400	941,197	0.0%
#	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	31,900	472,441	0.0%
	Hokuetsu Industries Co., Ltd.	148,700	1,444,115	0.0%
#	Hokuriku Electrical Construction Co., Ltd.	73,600	773,755	0.0%
	Hosokawa Micron Corp.	51,800	3,211,338	0.1%
#	Howa Machinery, Ltd.	83,400	709,962	0.0%
	HyAS&Co, Inc.	30,100	132,660	0.0%
	Ichikawa Co., Ltd.	5,000	16,003	0.0%
#	Ichiken Co., Ltd.	33,900	779,031	0.0%
	Ichinen Holdings Co., Ltd.	138,600	1,721,436	0.1%
#	Idec Corp.	209,900	4,904,546	0.1%
	Ihara Science Corp.	47,400	986,746	0.0%
	Iino Kaiun Kaisha, Ltd.	664,400	3,011,690	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Inaba Denki Sangyo Co., Ltd.	169,700	$6,924,640	0.2%
	Inaba Seisakusho Co., Ltd.	66,900	871,537	0.0%
	Inabata & Co., Ltd.	291,900	4,048,784	0.1%
	Insource Co., Ltd.	60,000	1,245,508	0.0%
	Interworks, Inc.	8,400	72,978	0.0%
	Inui Global Logistics Co., Ltd.	147,680	1,510,296	0.0%
	IR Japan Holdings, Ltd.	27,900	879,242	0.0%
	Iseki & Co., Ltd.	130,800	2,330,830	0.1%
#	Ishii Iron Works Co., Ltd.	11,000	196,412	0.0%
#	Isolite Insulating Products Co., Ltd.	70,000	417,721	0.0%
	Itoki Corp.	263,800	1,534,234	0.0%
#	Iwaki Co., Ltd.	56,400	697,979	0.0%
	Iwasaki Electric Co., Ltd.	37,200	538,212	0.0%
#	Iwatani Corp.	251,100	8,735,102	0.2%
#	JAC Recruitment Co., Ltd.	105,300	2,267,704	0.1%
	Jalux, Inc.	45,800	1,231,713	0.0%
#	Jamco Corp.	70,900	1,611,857	0.0%
#	Japan Asia Group, Ltd.	138,100	583,582	0.0%
	Japan Foundation Engineering Co., Ltd.	165,900	564,072	0.0%
	Japan Pulp & Paper Co., Ltd.	74,700	3,394,969	0.1%
	Japan Steel Works, Ltd. (The)	294,300	7,408,607	0.2%
	Japan Transcity Corp.	247,100	1,202,897	0.0%
	JK Holdings Co., Ltd.	104,640	804,688	0.0%
	Juki Corp.	215,700	2,167,752	0.1%
	Kamei Corp.	148,700	2,049,593	0.1%
	Kanaden Corp.	126,200	1,568,272	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	42,000	1,412,373	0.0%
	Kanamoto Co., Ltd.	205,100	6,475,821	0.2%
	Kandenko Co., Ltd.	652,100	7,145,234	0.2%
	Kanematsu Corp.	542,325	7,821,976	0.2%
	Katakura Industries Co., Ltd.	169,500	1,987,884	0.1%
#	Kato Works Co., Ltd.	62,800	1,573,358	0.0%
	KAWADA TECHNOLOGIES, Inc.	48,400	3,125,104	0.1%
	Kawagishi Bridge Works Co., Ltd.	11,200	409,392	0.0%
	Kawanishi Warehouse Co., Ltd.	1,700	27,942	0.0%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	322,715	0.0%
#*	Kawasaki Kisen Kaisha, Ltd.	535,700	9,889,545	0.2%
#	Kawata Manufacturing Co., Ltd.	13,100	198,834	0.0%
#	Keihin Co., Ltd.	24,900	359,557	0.0%
	KFC, Ltd.	5,600	123,626	0.0%
#*	KI Holdings Co., Ltd.	109,000	417,122	0.0%
	Kimura Chemical Plants Co., Ltd.	115,200	428,154	0.0%
	Kimura Unity Co., Ltd.	8,800	89,577	0.0%
	King Jim Co., Ltd.	97,300	961,567	0.0%
#*	Kinki Sharyo Co., Ltd. (The)	25,699	557,968	0.0%
	Kintetsu World Express, Inc.	257,900	5,315,404	0.1%
	Kitagawa Iron Works Co., Ltd.	58,500	1,378,346	0.0%
	Kitano Construction Corp.	305,000	1,265,904	0.0%
	Kito Corp.	148,600	2,850,772	0.1%
	Kitz Corp.	623,900	5,108,065	0.1%
#	Kobayashi Metals, Ltd.	7,900	23,438	0.0%
#*	Kobe Electric Railway Co., Ltd.	26,299	948,542	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Kobelco Eco-Solutions Co., Ltd.	21,399	$363,989	0.0%
	Koike Sanso Kogyo Co., Ltd.	14,500	372,775	0.0%
#	Kokusai Co., Ltd.	51,600	433,533	0.0%
	Kokuyo Co., Ltd.	558,125	9,900,041	0.2%
	KOMAIHALTEC, Inc.	25,700	523,396	0.0%
	Komatsu Wall Industry Co., Ltd.	50,100	924,207	0.0%
	Komori Corp.	388,800	4,517,914	0.1%
	Kondotec, Inc.	132,700	1,223,279	0.0%
	Konoike Transport Co., Ltd.	180,100	2,715,133	0.1%
#	Kosaido Co., Ltd.	231,200	1,058,032	0.0%
	KRS Corp.	42,100	1,050,664	0.0%
	Kumagai Gumi Co., Ltd.	249,100	8,732,570	0.2%
	Kuroda Precision Industries, Ltd.	2,500	43,096	0.0%
	Kyodo Printing Co., Ltd.	52,100	1,348,271	0.0%
	Kyokuto Boeki Kaisha, Ltd.	230,000	895,624	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	220,600	3,365,834	0.1%
	Kyoritsu Printing Co., Ltd.	195,100	656,500	0.0%
#	Like Co., Ltd.	67,400	1,051,816	0.0%
#	Link And Motivation, Inc.	242,000	2,908,724	0.1%
	Lonseal Corp.	13,900	256,703	0.0%
#	Luckland Co., Ltd.	24,100	593,397	0.0%
	Maeda Corp.	965,300	11,063,631	0.3%
	Maeda Kosen Co., Ltd.	146,300	2,509,439	0.1%
	Maeda Road Construction Co., Ltd.	435,300	8,263,292	0.2%
	Maezawa Industries, Inc.	25,300	102,780	0.0%
#	Maezawa Kasei Industries Co., Ltd.	80,600	903,162	0.0%
	Maezawa Kyuso Industries Co., Ltd.	67,200	1,181,287	0.0%
	Makino Milling Machine Co., Ltd.	757,000	5,872,340	0.1%
	Marubeni Construction Material Lease Co., Ltd.	46,000	100,794	0.0%
	Marufuji Sheet Piling Co., Ltd.	11,800	279,889	0.0%
	Maruka Machinery Co., Ltd.	42,900	741,667	0.0%
#	Marumae Co., Ltd.	41,700	548,112	0.0%
#	Maruwa Unyu Kikan Co., Ltd.	79,900	2,920,609	0.1%
	Maruyama Manufacturing Co., Inc.	27,900	457,111	0.0%
	Maruzen Co., Ltd.	64,000	1,454,611	0.0%
	Maruzen Showa Unyu Co., Ltd.	363,000	1,657,663	0.0%
	Matching Service Japan Co., Ltd.	12,400	862,149	0.0%
	Matsuda Sangyo Co., Ltd.	102,182	1,504,898	0.0%
	Matsui Construction Co., Ltd.	135,300	1,161,541	0.0%
	Max Co., Ltd.	206,800	2,614,828	0.1%
	Meidensha Corp.	1,357,050	4,888,371	0.1%
	Meiji Electric Industries Co., Ltd.	48,200	824,666	0.0%
	Meiji Shipping Co., Ltd.	111,000	393,122	0.0%
	Meisei Industrial Co., Ltd.	272,600	1,979,157	0.1%
	Meitec Corp.	184,300	8,833,751	0.2%
	Meiwa Corp.	173,800	750,635	0.0%
#	Mesco, Inc.	29,800	331,247	0.0%
	METAWATER Co., Ltd.	43,100	1,251,135	0.0%
#	Mie Kotsu Group Holdings, Inc.	342,000	1,667,817	0.0%
#	Mirait Holdings Corp.	396,585	6,133,027	0.2%
	Mitani Corp.	73,800	3,291,458	0.1%
#	Mitani Sangyo Co., Ltd.	77,800	241,993	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Mitsubishi Kakoki Kaisha, Ltd.	37,900	$681,499	0.0%
	Mitsubishi Logisnext Co., Ltd.	214,200	2,445,332	0.1%
#	Mitsubishi Logistics Corp.	300,400	6,477,779	0.2%
	Mitsubishi Pencil Co., Ltd.	248,800	5,157,908	0.1%
	Mitsuboshi Belting, Ltd.	319,000	4,002,986	0.1%
#*	Mitsui E&S Holdings Co., Ltd.	529,100	6,926,672	0.2%
	Mitsui Matsushima Co., Ltd.	72,100	1,075,152	0.0%
*	Mitsui-Soko Holdings Co., Ltd.	807,000	2,508,511	0.1%
#	Mitsumura Printing Co., Ltd.	9,300	185,910	0.0%
	Miyaji Engineering Group, Inc.	40,018	753,284	0.0%
#	Mori-Gumi Co., Ltd.	69,500	257,869	0.0%
	Morita Holdings Corp.	201,300	4,059,027	0.1%
#	Musashi Co., Ltd.	5,000	106,736	0.0%
	NAC Co., Ltd.	77,300	662,994	0.0%
	Nachi-Fujikoshi Corp.	126,200	5,629,674	0.1%
#	Nadex Co., Ltd.	36,300	327,446	0.0%
	Nagase & Co., Ltd.	645,200	10,068,733	0.2%
	Naigai Trans Line, Ltd.	39,800	525,651	0.0%
	Nakabayashi Co., Ltd.	126,600	798,282	0.0%
	Nakakita Seisakusho Co., Ltd.	3,700	116,357	0.0%
	Nakamoto Packs Co., Ltd.	32,000	536,752	0.0%
#*	Nakamura Choukou Co., Ltd.	26,800	564,576	0.0%
	Nakanishi Manufacturing Co., Ltd.	5,700	62,407	0.0%
	Nakano Corp.	101,000	596,927	0.0%
#	Namura Shipbuilding Co., Ltd.	377,028	1,591,119	0.0%
	Narasaki Sangyo Co., Ltd.	127,000	478,529	0.0%
	NDS Co., Ltd.	33,600	1,815,582	0.1%
	Nichias Corp.	819,000	10,241,821	0.3%
#	Nichiban Co., Ltd.	78,100	2,126,069	0.1%
	Nichiden Corp.	92,000	1,771,361	0.1%
	Nichiha Corp.	196,280	7,409,808	0.2%
	Nichireki Co., Ltd.	176,200	1,906,598	0.1%
#	Nihon Dengi Co., Ltd.	29,700	745,035	0.0%
	Nihon Flush Co., Ltd.	68,400	1,596,876	0.0%
	Nikkato Corp.	54,700	671,674	0.0%
	Nikko Co., Ltd.	36,700	824,402	0.0%
	Nikkon Holdings Co., Ltd.	413,800	10,850,768	0.3%
	Nippi, Inc.	11,500	415,586	0.0%
	Nippo Corp.	114,600	2,085,761	0.1%
	Nippon Air Conditioning Services Co., Ltd.	188,100	1,415,436	0.0%
#	Nippon Aqua Co., Ltd.	108,500	333,687	0.0%
	Nippon Concept Corp.	33,900	422,635	0.0%
	Nippon Densetsu Kogyo Co., Ltd.	234,000	5,145,370	0.1%
	Nippon Dry-Chemical Co., Ltd.	900	18,988	0.0%
#	Nippon Filcon Co., Ltd.	80,500	440,342	0.0%
	Nippon Hume Corp.	143,300	1,149,630	0.0%
	Nippon Jogesuido Sekkei Co., Ltd.	40,700	640,960	0.0%
	Nippon Kanzai Co., Ltd.	106,900	2,120,268	0.1%
#	Nippon Koei Co., Ltd.	87,900	2,176,687	0.1%
	Nippon Parking Development Co., Ltd.	1,497,700	2,566,439	0.1%
	Nippon Rietec Co., Ltd.	8,300	119,811	0.0%
	Nippon Road Co., Ltd. (The)	46,600	2,394,008	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Nippon Seisen Co., Ltd.	21,800	$831,957	0.0%
#*	Nippon Sharyo, Ltd.	469,000	1,183,730	0.0%
#	Nippon Sheet Glass Co., Ltd.	632,100	6,062,974	0.2%
	Nippon Steel & Sumikin Bussan Corp.	105,360	5,222,344	0.1%
#	Nippon Thompson Co., Ltd.	443,700	3,473,183	0.1%
	Nippon Tungsten Co., Ltd.	6,699	138,863	0.0%
#	Nishi-Nippon Railroad Co., Ltd.	452,100	12,295,053	0.3%
	Nishimatsu Construction Co., Ltd.	364,900	10,457,660	0.3%
	Nishio Rent All Co., Ltd.	124,300	3,983,029	0.1%
#	Nissei ASB Machine Co., Ltd.	55,500	2,884,189	0.1%
	Nissei Corp.	38,900	463,247	0.0%
	Nissei Plastic Industrial Co., Ltd.	175,800	1,990,751	0.1%
	Nisshinbo Holdings, Inc.	980,380	10,508,331	0.3%
	Nissin Corp.	103,900	2,407,442	0.1%
	Nissin Electric Co., Ltd.	404,400	3,718,512	0.1%
	Nitta Corp.	137,100	5,373,046	0.1%
#	Nitto Boseki Co., Ltd.	203,100	4,853,307	0.1%
	Nitto Kogyo Corp.	190,100	3,798,409	0.1%
	Nitto Kohki Co., Ltd.	76,400	1,786,747	0.1%
#	Nitto Seiko Co., Ltd.	218,000	1,342,861	0.0%
	Nittoc Construction Co., Ltd.	180,600	1,101,203	0.0%
#	Nittoku Engineering Co., Ltd.	104,700	2,732,149	0.1%
#	nms Holdings Co.	69,000	376,013	0.0%
	Noda Corp.	145,800	1,512,854	0.0%
	Nomura Co., Ltd.	279,000	6,152,674	0.2%
	Noritake Co., Ltd.	75,800	4,194,509	0.1%
	Noritz Corp.	196,700	3,201,728	0.1%
	NS Tool Co., Ltd.	48,000	1,082,586	0.0%
	NS United Kaiun Kaisha, Ltd.	70,100	1,358,885	0.0%
	NTN Corp.	683,400	2,797,080	0.1%
	Obara Group, Inc.	83,200	4,737,522	0.1%
	Ochi Holdings Co., Ltd.	6,300	83,484	0.0%
#	Odawara Engineering Co., Ltd.	1,600	29,554	0.0%
	Odelic Co., Ltd.	24,700	986,322	0.0%
#	Ohba Co., Ltd.	88,400	492,399	0.0%
	Ohmoto Gumi Co., Ltd.	4,100	197,269	0.0%
	Oiles Corp.	150,950	2,868,764	0.1%
	Okabe Co., Ltd.	268,900	2,336,526	0.1%
#	Okada Aiyon Corp.	36,200	550,345	0.0%
#	Okamoto Machine Tool Works, Ltd.	25,399	811,011	0.0%
	Okamura Corp.	485,000	7,121,669	0.2%
#	OKK Corp.	54,200	557,237	0.0%
#	OKUMA Corp.	169,800	8,953,356	0.2%
	Okumura Corp.	215,380	7,010,679	0.2%
#	Onoken Co., Ltd.	120,100	2,024,036	0.1%
	Organo Corp.	49,000	1,397,204	0.0%
	Origin Electric Co., Ltd.	36,000	712,513	0.0%
	OSG Corp.	448,300	9,220,917	0.2%
	OSJB Holdings Corp.	955,400	2,409,483	0.1%
	Outsourcing, Inc.	548,200	10,140,910	0.2%
	Oyo Corp.	171,900	2,186,610	0.1%
#	Paraca, Inc.	34,500	818,152	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Parker Corp.	34,000	$169,955	0.0%
#*	Pasco Corp.	137,000	378,243	0.0%
#	Pasona Group, Inc.	131,800	2,138,513	0.1%
	Pegasus Sewing Machine Manufacturing Co., Ltd.	147,900	1,503,013	0.0%
	Penta-Ocean Construction Co., Ltd.	1,921,500	12,845,466	0.3%
#*	Phil Co., Inc.	19,200	931,879	0.0%
	Pilot Corp.	171,000	9,513,060	0.2%
	Prestige International, Inc.	343,800	4,603,975	0.1%
	Pronexus, Inc.	125,000	1,491,772	0.0%
	PS Mitsubishi Construction Co., Ltd.	216,100	1,218,333	0.0%
#	Punch Industry Co., Ltd.	121,000	1,115,881	0.0%
	Quick Co., Ltd.	71,300	1,115,607	0.0%
	Raito Kogyo Co., Ltd.	349,000	3,642,932	0.1%
	Rasa Corp.	56,800	492,658	0.0%
#*	Refinverse, Inc.	11,000	281,715	0.0%
	Relia, Inc.	207,800	2,963,018	0.1%
	Rheon Automatic Machinery Co., Ltd.	144,300	2,507,153	0.1%
	Rix Corp.	16,300	275,139	0.0%
	Ryobi, Ltd.	183,640	6,037,067	0.2%
#	S LINE Co., Ltd.	22,500	239,412	0.0%
#	S-Pool, Inc.	68,800	872,770	0.0%
	Sakai Heavy Industries, Ltd.	26,800	858,659	0.0%
#	Sakai Moving Service Co., Ltd.	75,400	3,739,705	0.1%
*	Sanix, Inc.	211,300	584,114	0.0%
	Sanki Engineering Co., Ltd.	320,300	3,129,299	0.1%
	Sanko Gosei, Ltd.	113,400	474,384	0.0%
#	Sanko Metal Industrial Co., Ltd.	14,300	445,514	0.0%
	Sankyo Tateyama, Inc.	192,000	2,394,826	0.1%
#	Sanoyas Holdings Corp.	159,500	311,903	0.0%
#	Sansei Technologies, Inc.	77,700	1,193,183	0.0%
#	Sansha Electric Manufacturing Co., Ltd.	70,600	686,989	0.0%
	Sanyo Denki Co., Ltd.	18,200	1,290,434	0.0%
	Sanyo Engineering & Construction, Inc.	78,500	605,725	0.0%
	Sanyo Industries, Ltd.	9,900	193,071	0.0%
	Sanyo Trading Co., Ltd.	81,700	1,565,253	0.0%
	Sata Construction Co., Ltd.	88,499	384,815	0.0%
	Sato Holdings Corp.	174,300	5,206,665	0.1%
	Sato Shoji Corp.	88,200	1,022,079	0.0%
	Sawafuji Electric Co., Ltd.	3,500	69,782	0.0%
	SBS Holdings, Inc.	141,700	1,553,672	0.0%
#	Secom Joshinetsu Co., Ltd.	32,000	1,021,177	0.0%
	Seibu Electric & Machinery Co., Ltd.	5,000	49,038	0.0%
	Seibu Electric Industry Co., Ltd.	24,400	816,588	0.0%
#	Seika Corp.	73,400	1,597,797	0.0%
*	Seikitokyu Kogyo Co., Ltd.	220,300	1,437,493	0.0%
	Sekisui Jushi Corp.	204,200	4,278,270	0.1%
	Senko Group Holdings Co., Ltd.	763,000	6,026,165	0.2%
#	Senshu Electric Co., Ltd.	53,700	1,524,699	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	62,300	970,709	0.0%
	Shibuya Corp.	110,500	3,380,316	0.1%
	Shima Seiki Manufacturing, Ltd.	37,400	1,782,421	0.1%
	Shin Nippon Air Technologies Co., Ltd.	96,380	1,452,041	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Shin-Keisei Electric Railway Co., Ltd.	39,999	$790,471	0.0%
	Shinmaywa Industries, Ltd.	522,700	6,131,324	0.2%
	Shinnihon Corp.	189,000	2,178,046	0.1%
	Shinsho Corp.	35,500	934,046	0.0%
	Shinwa Co., Ltd.	62,200	1,345,013	0.0%
#*	Shoko Co., Ltd.	44,400	385,685	0.0%
	Showa Aircraft Industry Co., Ltd.	48,937	542,230	0.0%
#	SIGMAXYZ, Inc.	69,700	835,277	0.0%
#	Sinfonia Technology Co., Ltd.	836,000	2,963,221	0.1%
	Sinko Industries, Ltd.	136,700	2,440,020	0.1%
	Sintokogio, Ltd.	301,000	2,664,382	0.1%
	Soda Nikka Co., Ltd.	122,600	812,360	0.0%
#	Sodick Co., Ltd.	320,100	2,912,318	0.1%
#	Space Co., Ltd.	94,562	1,241,508	0.0%
#	Srg Takamiya Co., Ltd.	129,300	859,859	0.0%
	Star Micronics Co., Ltd.	214,600	3,318,051	0.1%
#	Subaru Enterprise Co., Ltd.	8,500	498,200	0.0%
	Sugimoto & Co., Ltd.	64,800	1,098,174	0.0%
#	Sumiseki Holdings, Inc.	379,600	505,823	0.0%
	Sumitomo Densetsu Co., Ltd.	120,900	2,162,365	0.1%
	Sumitomo Mitsui Construction Co., Ltd.	1,155,040	8,029,052	0.2%
	Sumitomo Precision Products Co., Ltd.	227,000	748,735	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	822,000	4,980,437	0.1%
	Suzumo Machinery Co., Ltd.	1,400	26,603	0.0%
	SWCC Showa Holdings Co., Ltd.	156,200	1,011,216	0.0%
#	Tacmina Corp.	14,200	202,385	0.0%
	Tadano, Ltd.	519,800	6,374,941	0.2%
	Taihei Dengyo Kaisha, Ltd.	114,100	2,885,409	0.1%
	Taiheiyo Kouhatsu, Inc.	44,200	389,027	0.0%
	Taikisha, Ltd.	165,400	5,013,085	0.1%
	Taisei Oncho Co., Ltd.	11,800	251,736	0.0%
	Takadakiko Co., Ltd.	7,500	209,849	0.0%
	Takagi Seiko Corp.	10,800	296,621	0.0%
	Takamatsu Construction Group Co., Ltd.	95,500	2,863,433	0.1%
	Takamatsu Machinery Co., Ltd.	29,300	321,992	0.0%
	Takano Co., Ltd.	57,200	527,890	0.0%
	Takaoka Toko Co., Ltd.	81,220	1,436,668	0.0%
#	Takara Printing Co., Ltd.	28,155	465,941	0.0%
	Takara Standard Co., Ltd.	259,900	4,327,299	0.1%
	Takasago Thermal Engineering Co., Ltd.	326,000	6,044,607	0.2%
	Takashima & Co., Ltd.	26,600	512,360	0.0%
	Takeei Corp.	161,700	1,749,262	0.1%
	Takeuchi Manufacturing Co., Ltd.	245,900	5,162,762	0.1%
	Takigami Steel Construction Co., Ltd. (The)	5,300	264,528	0.0%
	Takisawa Machine Tool Co., Ltd.	40,300	638,596	0.0%
	Takuma Co., Ltd.	507,200	6,167,941	0.2%
#	Tanabe Engineering Corp.	41,000	377,686	0.0%
	Tanabe Management Consulting Co., Ltd.	5,100	99,055	0.0%
	Tanseisha Co., Ltd.	264,949	3,349,372	0.1%
	Tatsuta Electric Wire and Cable Co., Ltd.	303,900	1,541,364	0.0%
	TECHNO ASSOCIE Co., Ltd.	56,800	679,251	0.0%
	Techno Ryowa, Ltd.	71,390	561,619	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Techno Smart Corp.	57,800	$621,541	0.0%
	TechnoPro Holdings, Inc.	258,600	15,879,307	0.4%
	Teikoku Electric Manufacturing Co., Ltd.	127,200	1,552,459	0.0%
	Teikoku Sen-I Co., Ltd.	134,300	2,804,114	0.1%
	Tekken Corp.	79,000	2,175,174	0.1%
#	Tenox Corp.	22,500	208,876	0.0%
	Teraoka Seisakusho Co., Ltd.	78,800	398,986	0.0%
	Terasaki Electric Co., Ltd.	24,400	294,786	0.0%
	Toa Corp.	110,100	2,828,184	0.1%
	TOA ROAD Corp.	26,600	908,671	0.0%
#	Toba, Inc.	8,900	257,916	0.0%
	Tobishima Corp.	1,481,700	2,590,073	0.1%
	Tocalo Co., Ltd.	440,900	4,598,848	0.1%
	Toda Corp.	731,000	6,348,113	0.2%
	Toenec Corp.	53,900	1,616,467	0.0%
#	Togami Electric Manufacturing Co., Ltd.	17,800	306,953	0.0%
	TOKAI Holdings Corp.	635,700	6,136,767	0.2%
	Tokai Lease Co., Ltd.	19,300	360,872	0.0%
	Tokyo Energy & Systems, Inc.	174,000	1,995,542	0.1%
#	Tokyo Keiki, Inc.	84,199	943,858	0.0%
	Tokyo Sangyo Co., Ltd.	125,800	698,354	0.0%
	Tokyu Construction Co., Ltd.	567,400	5,504,660	0.1%
	Toli Corp.	320,900	959,939	0.0%
	Tomoe Corp.	176,000	729,221	0.0%
#	Tomoe Engineering Co., Ltd.	50,700	1,051,596	0.0%
	Tonami Holdings Co., Ltd.	39,700	2,357,454	0.1%
	Toppan Forms Co., Ltd.	322,800	3,263,599	0.1%
	Torishima Pump Manufacturing Co., Ltd.	131,900	1,234,316	0.0%
	Toshiba Machine Co., Ltd.	775,000	3,689,808	0.1%
	Toshiba Plant Systems & Services Corp.	291,850	6,668,516	0.2%
#	Tosho Printing Co., Ltd.	161,299	1,440,802	0.0%
	Totech Corp.	49,000	1,153,275	0.0%
	Totetsu Kogyo Co., Ltd.	166,300	5,292,757	0.1%
	Totoku Electric Co., Ltd.	18,100	422,363	0.0%
	Toyo Construction Co., Ltd.	544,300	2,412,988	0.1%
#	Toyo Denki Seizo K.K.	53,000	893,725	0.0%
#*	Toyo Engineering Corp.	228,778	1,565,209	0.0%
	Toyo Logistics Co., Ltd.	69,600	224,341	0.0%
	Toyo Machinery & Metal Co., Ltd.	111,100	675,345	0.0%
	Toyo Tanso Co., Ltd.	83,300	2,434,837	0.1%
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	636,065	0.0%
	Trancom Co., Ltd.	52,600	3,612,191	0.1%
	Trinity Industrial Corp.	36,000	248,716	0.0%
#	Trusco Nakayama Corp.	335,300	8,365,981	0.2%
#	Trust Tech, Inc.	66,600	2,336,844	0.1%
	Tsubaki Nakashima Co., Ltd.	288,300	6,784,552	0.2%
	Tsubakimoto Chain Co.	887,700	7,040,406	0.2%
	Tsubakimoto Kogyo Co., Ltd.	28,400	985,561	0.0%
#*	Tsudakoma Corp.	31,998	506,080	0.0%
#	Tsugami Corp.	375,000	3,315,035	0.1%
	Tsukishima Kikai Co., Ltd.	197,600	2,813,732	0.1%
	Tsurumi Manufacturing Co., Ltd.	124,000	2,083,848	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	TTK Co., Ltd.	81,000	$584,400	0.0%
	Uchida Yoko Co., Ltd.	59,400	2,062,946	0.1%
	Ueki Corp.	34,800	833,222	0.0%
#	Union Tool Co.	56,400	1,760,248	0.1%
	Ushio, Inc.	757,100	9,614,939	0.2%
*	UT Group Co., Ltd.	175,800	6,566,018	0.2%
	Utoc Corp.	102,200	474,766	0.0%
	Wakachiku Construction Co., Ltd.	105,200	1,558,354	0.0%
	Wakita & Co., Ltd.	279,500	2,929,779	0.1%
	WDB Holdings Co., Ltd.	61,200	1,837,827	0.1%
	Weathernews, Inc.	41,500	1,259,191	0.0%
#	Will Group, Inc.	94,900	910,322	0.0%
	World Holdings Co., Ltd.	52,000	1,578,548	0.0%
	Yahagi Construction Co., Ltd.	180,500	1,441,056	0.0%
	YAMABIKO Corp.	250,928	3,005,037	0.1%
	YAMADA Consulting Group Co., Ltd.	69,700	2,003,214	0.1%
#	Yamashin-Filter Corp.	263,800	2,560,538	0.1%
	Yamato Corp.	104,900	654,307	0.0%
	Yamaura Corp.	53,300	427,982	0.0%
	Yamazen Corp.	405,500	3,870,681	0.1%
	Yasuda Logistics Corp.	115,000	933,796	0.0%
#	Yokogawa Bridge Holdings Corp.	214,100	5,070,365	0.1%
#	Yondenko Corp.	28,060	677,117	0.0%
	Yuasa Trading Co., Ltd.	113,200	3,604,866	0.1%
	Yuken Kogyo Co., Ltd.	21,900	497,859	0.0%
#	Yumeshin Holdings Co., Ltd.	316,400	3,307,338	0.1%
	Yurtec Corp.	267,200	2,187,584	0.1%
	Zaoh Co., Ltd.	18,100	267,277	0.0%
	Zenitaka Corp. (The)	19,000	937,643	0.0%
	Zuiko Corp.	27,600	809,588	0.0%
Total Industrials			1,211,136,718	28.5%

Information Technology — (13.4%)
	A&D Co., Ltd.	126,200	1,168,654	0.0%
#*	Access Co., Ltd.	224,000	2,059,607	0.1%
	Ad-sol Nissin Corp.	40,500	639,007	0.0%
#	Adtec Plasma Technology Co., Ltd.	37,700	540,020	0.0%
#	Aeria, Inc.	96,200	1,221,408	0.0%
	AGS Corp.	11,600	90,890	0.0%
	Ai Holdings Corp.	261,800	5,667,209	0.1%
	Aichi Tokei Denki Co., Ltd.	19,500	742,198	0.0%
	Aiphone Co., Ltd.	71,900	1,119,647	0.0%
	Akatsuki, Inc.	43,800	1,647,873	0.0%
#*	Allied Telesis Holdings KK	435,100	531,949	0.0%
	Alpha Systems, Inc.	51,060	1,058,589	0.0%
	Amano Corp.	438,200	10,350,980	0.3%
	AOI Electronic Co., Ltd.	31,400	1,014,490	0.0%
#*	Apic Yamada Corp.	71,800	230,352	0.0%
	Argo Graphics, Inc.	58,900	1,900,051	0.1%
#	Arisawa Manufacturing Co., Ltd.	200,900	2,025,493	0.1%
	ArtSpark Holdings, Inc.	47,300	617,932	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Asahi Net, Inc.	117,800	$554,751	0.0%
#	Ateam, Inc.	92,700	1,973,514	0.1%
#*	Atrae, Inc.	40,100	868,682	0.0%
#	Aval Data Corp.	24,200	440,582	0.0%
#	Avant Corp.	20,600	178,953	0.0%
	Axell Corp.	44,900	329,914	0.0%
	Azia Co., Ltd.	14,300	194,475	0.0%
#*	Bengo4.com, Inc.	49,000	1,165,692	0.0%
	Billing System Corp.	5,300	282,608	0.0%
#*	BrainPad, Inc.	33,400	1,216,637	0.0%
#	Broadband Tower, Inc.	292,600	445,514	0.0%
	Broadleaf Co., Ltd.	647,100	3,909,935	0.1%
	Business Brain Showa-Ota, Inc.	5,000	103,240	0.0%
	CAC Holdings Corp.	90,900	889,439	0.0%
	Canon Electronics, Inc.	135,400	2,725,252	0.1%
	Capital Asset Planning, Inc.	6,200	353,723	0.0%
	CareerIndex, Inc.	22,200	650,186	0.0%
#*	CCS, Inc.	10,800	423,357	0.0%
	CDS Co., Ltd.	11,100	132,177	0.0%
#*	Change, Inc.	5,800	197,416	0.0%
	Chino Corp.	46,400	711,115	0.0%
	Citizen Watch Co., Ltd.	1,554,400	10,192,677	0.3%
	CMK Corp.	373,100	2,372,635	0.1%
#	COLOPL, Inc.	373,700	2,527,452	0.1%
	Computer Engineering & Consulting, Ltd.	85,500	3,147,802	0.1%
	Computer Institute of Japan, Ltd.	109,800	677,783	0.0%
#	Comture Corp.	74,400	1,835,226	0.1%
	CONEXIO Corp.	113,000	1,963,018	0.1%
#	Core Corp.	41,400	507,783	0.0%
#	Cresco, Ltd.	38,400	1,126,542	0.0%
	Cube System, Inc.	48,400	407,563	0.0%
#*	Cyberstep, Inc.	27,000	494,201	0.0%
	Cybozu, Inc.	151,500	735,716	0.0%
	Dai-ichi Seiko Co., Ltd.	61,100	987,470	0.0%
#	Daiko Denshi Tsushin, Ltd.	40,000	237,037	0.0%
	Daishinku Corp.	47,299	555,541	0.0%
#	Daitron Co., Ltd.	60,600	1,192,060	0.0%
	Daiwabo Holdings Co., Ltd.	121,000	6,431,613	0.2%
	Denki Kogyo Co., Ltd.	76,700	2,464,923	0.1%
#	Densan System Co., Ltd.	38,600	733,621	0.0%
#	Designone Japan, Inc.	44,700	517,540	0.0%
#	Dexerials Corp.	420,700	4,188,219	0.1%
#	Digital Arts, Inc.	82,000	4,431,591	0.1%
#	Digital Information Technologies Corp.	60,000	592,220	0.0%
	Dip Corp.	223,700	5,737,963	0.1%
	Double Standard, Inc.	14,000	372,342	0.0%
*	Drecom Co., Ltd.	95,800	899,490	0.0%
	DTS Corp.	145,700	5,405,249	0.1%
#	E-Guardian, Inc.	70,400	1,826,868	0.1%
	Eizo Corp.	115,600	5,014,770	0.1%
	Elecom Co., Ltd.	115,500	2,697,299	0.1%
	Elematec Corp.	60,471	1,432,196	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
*	Enigmo, Inc.	80,800	$1,290,867	0.0%
	Enomoto Co., Ltd.	27,700	326,066	0.0%
#	Enplas Corp.	71,100	1,978,432	0.1%
	ESPEC Corp.	138,500	2,708,813	0.1%
	Excel Co., Ltd.	44,000	1,076,519	0.0%
	F@N Communications, Inc.	331,900	2,238,165	0.1%
#	Faith, Inc.	51,610	670,039	0.0%
#	Fenwal Controls of Japan, Ltd.	20,600	302,219	0.0%
#	Ferrotec Holdings Corp.	276,800	4,253,819	0.1%
#*	FFRI, Inc.	28,000	765,691	0.0%
*	FIRSTLOGIC, Inc.	22,500	138,868	0.0%
#	Fixstars Corp.	147,200	1,937,316	0.1%
#*	Flight Holdings, Inc.	60,400	784,469	0.0%
	Forval Corp.	52,300	416,514	0.0%
#	FTGroup Co., Ltd.	74,000	885,880	0.0%
	Fuji Soft, Inc.	156,200	6,584,060	0.2%
	Fujitsu Frontech, Ltd.	77,900	1,056,923	0.0%
	Fukui Computer Holdings, Inc.	50,100	825,515	0.0%
#*	Full Speed, Inc.	45,200	382,291	0.0%
	Furuno Electric Co., Ltd.	174,700	1,371,128	0.0%
	Future Corp.	167,100	2,050,571	0.1%
	G Three Holdings Corp.	12,600	14,183	0.0%
#	Geomatec Co., Ltd.	29,900	226,747	0.0%
#	GL Sciences, Inc.	41,700	528,236	0.0%
#	GMO Cloud K.K.	26,700	767,715	0.0%
	GMO internet, Inc.	54,600	1,295,376	0.0%
#*	Gree, Inc.	847,800	4,534,313	0.1%
*	Gumi, Inc.	47,600	312,367	0.0%
#*	Gunosy, Inc.	99,800	1,283,550	0.0%
#	Gurunavi, Inc.	209,700	1,716,809	0.1%
	Hagiwara Electric Holdings Co., Ltd.	42,200	1,172,827	0.0%
	Hakuto Co., Ltd.	97,100	1,442,045	0.0%
#	Hearts United Group Co., Ltd.	109,300	1,547,170	0.0%
#	Hibino Corp.	27,500	356,398	0.0%
	Hioki EE Corp.	65,100	2,728,987	0.1%
	Hochiki Corp.	129,700	2,587,845	0.1%
#	Hokuriku Electric Industry Co., Ltd.	48,200	537,316	0.0%
#	Honda Tsushin Kogyo Co., Ltd.	110,700	887,463	0.0%
	Hosiden Corp.	400,600	3,357,768	0.1%
#*	Hotto Link, Inc.	54,000	514,477	0.0%
	I-Net Corp.	74,090	1,185,404	0.0%
#	I-O Data Device, Inc.	47,600	514,859	0.0%
	Ibiden Co., Ltd.	733,378	11,718,359	0.3%
	Icom, Inc.	74,500	1,818,059	0.1%
#	Ikegami Tsushinki Co., Ltd.	395,000	526,992	0.0%
	Ines Corp.	170,000	1,626,127	0.0%
	Infocom Corp.	87,300	2,391,678	0.1%
	Infomart Corp.	647,100	8,579,646	0.2%
	Information Development Co.	42,700	528,064	0.0%
	Information Services International-Dentsu, Ltd.	80,300	2,415,129	0.1%
	Innotech Corp.	111,100	1,420,392	0.0%
#	Intelligent Wave, Inc.	68,500	454,932	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Inter Action Corp.	64,900	$873,331	0.0%
	Internet Initiative Japan, Inc.	200,400	4,022,567	0.1%
	Iriso Electronics Co., Ltd.	133,500	8,053,515	0.2%
	ISB Corp.	18,100	308,276	0.0%
#*	Ishii Hyoki Co., Ltd.	31,000	249,886	0.0%
#	Istyle, Inc.	316,200	3,469,703	0.1%
#*	ITbook Co., Ltd.	98,700	563,148	0.0%
	ITmedia, Inc.	20,400	110,055	0.0%
*	Itokuro, Inc.	24,600	1,564,666	0.0%
	Iwatsu Electric Co., Ltd.	66,600	491,890	0.0%
	Japan Aviation Electronics Industry, Ltd.	334,000	5,253,656	0.1%
	Japan Cash Machine Co., Ltd.	141,800	1,583,249	0.0%
#*	Japan Display, Inc.	4,295,200	5,577,568	0.1%
#	Japan Electronic Materials Corp.	36,400	235,772	0.0%
#	Japan Material Co., Ltd.	417,700	6,444,837	0.2%
#	Jastec Co., Ltd.	86,100	913,044	0.0%
#	JBCC Holdings, Inc.	102,600	1,089,106	0.0%
*	JIG-SAW, Inc.	26,300	763,280	0.0%
#	Justsystems Corp.	231,700	4,757,712	0.1%
	Kaga Electronics Co., Ltd.	120,300	2,849,802	0.1%
#	Kamakura Shinsho, Ltd.	26,100	905,533	0.0%
	Kanematsu Electronics, Ltd.	82,100	3,004,983	0.1%
	KEL Corp.	27,900	294,127	0.0%
#	KLab, Inc.	251,500	3,332,824	0.1%
	Koa Corp.	195,900	4,905,243	0.1%
#	Kozo Keikaku Engineering, Inc.	19,600	383,371	0.0%
#	Kyoden Co., Ltd.	125,500	607,055	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	309,100	1,910,850	0.1%
	Kyowa Electronics Instruments Co., Ltd.	144,400	546,954	0.0%
	LAC Co., Ltd.	116,300	1,799,322	0.1%
	Lasertec Corp.	268,400	7,520,456	0.2%
#	m-up, Inc.	41,200	641,773	0.0%
	Macnica Fuji Electronics Holdings, Inc.	322,950	5,414,979	0.1%
	Mamezou Holdings Co., Ltd.	115,200	1,004,601	0.0%
	MarkLines Co., Ltd.	77,500	1,738,107	0.1%
	Marubun Corp.	110,700	828,827	0.0%
#	Maruwa Co., Ltd.	62,500	4,995,807	0.1%
#	Marvelous, Inc.	227,700	1,873,904	0.1%
	Maxell Holdings, Ltd.	317,600	5,344,196	0.1%
	MCJ Co., Ltd.	490,200	3,742,615	0.1%
#	Media Do Holdings Co., Ltd.	47,400	1,081,963	0.0%
#	Megachips Corp.	127,400	3,386,904	0.1%
#	Meiko Electronics Co., Ltd.	160,300	3,289,811	0.1%
	Melco Holdings, Inc.	37,500	1,388,858	0.0%
#	Mimaki Engineering Co., Ltd.	119,100	961,834	0.0%
	Mimasu Semiconductor Industry Co., Ltd.	129,981	2,087,679	0.1%
#	Miraial Co., Ltd.	46,600	512,034	0.0%
	Miroku Jyoho Service Co., Ltd.	125,100	3,144,042	0.1%
#	Mitachi Co., Ltd.	17,900	154,268	0.0%
	Mitsubishi Research Institute, Inc.	46,900	2,144,383	0.1%
#	Mitsui High-Tec, Inc.	181,000	2,293,968	0.1%
*	Mobile Create Co., Ltd.	17,400	49,663	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Mobile Factory, Inc.	36,500	$532,673	0.0%
#*	Morpho, Inc.	30,400	805,697	0.0%
	MTI, Ltd.	199,300	1,112,314	0.0%
#	Mutoh Holdings Co., Ltd.	14,600	313,605	0.0%
#*	Mynet, Inc.	33,400	400,155	0.0%
	Nagano Keiki Co., Ltd.	91,600	1,006,925	0.0%
#	Naigai Tec Corp.	13,100	308,278	0.0%
	Nakayo, Inc.	78,000	1,288,633	0.0%
	NEC Networks & System Integration Corp.	161,800	3,636,599	0.1%
	NEOJAPAN, Inc.	4,500	71,330	0.0%
	NET One Systems Co., Ltd.	591,600	10,156,419	0.3%
*	New Japan Radio Co., Ltd.	96,000	665,112	0.0%
	Nexyz Group Corp.	48,000	735,066	0.0%
	Nichicon Corp.	337,300	4,239,513	0.1%
#	Nihon Dempa Kogyo Co., Ltd.	106,600	513,158	0.0%
	Nihon Denkei Co., Ltd.	27,700	446,650	0.0%
	Nihon Unisys, Ltd.	342,875	8,598,560	0.2%
	Nippon Ceramic Co., Ltd.	62,200	1,617,740	0.0%
	Nippon Chemi-Con Corp.	103,700	4,031,284	0.1%
#	Nippon Computer Dynamics Co., Ltd.	38,400	404,573	0.0%
#	Nippon Information Development Co., Ltd.	4,200	136,176	0.0%
#	Nippon Kodoshi Corp.	54,900	1,441,272	0.0%
	Nippon Signal Co., Ltd.	366,700	3,550,834	0.1%
	Nippon Systemware Co., Ltd.	50,700	999,963	0.0%
	Nohmi Bosai, Ltd.	143,100	3,056,201	0.1%
#	Noritsu Koki Co., Ltd.	141,300	2,423,691	0.1%
	NS Solutions Corp.	69,900	1,758,104	0.1%
	NSD Co., Ltd.	253,480	5,770,285	0.1%
	Nuflare Technology, Inc.	30,400	1,865,172	0.1%
*	Ohizumi Mfg. Co., Ltd.	35,200	210,502	0.0%
#	Okaya Electric Industries Co., Ltd.	73,000	339,181	0.0%
	Oki Electric Industry Co., Ltd.	600,500	6,711,487	0.2%
#	ONO Sokki Co., Ltd.	58,400	431,238	0.0%
#	Optex Group Co., Ltd.	201,200	5,612,973	0.1%
#*	Optim Corp.	30,900	714,290	0.0%
	Osaki Electric Co., Ltd.	303,000	2,322,584	0.1%
#	Oval Corp.	35,600	99,661	0.0%
#	Paltek Corp.	38,500	247,910	0.0%
	PCA Corp.	2,500	40,333	0.0%
	Poletowin Pitcrew Holdings, Inc.	99,700	2,148,894	0.1%
	Pro-Ship, Inc.	18,600	433,684	0.0%
#	Rakus Co., Ltd.	113,700	1,957,129	0.1%
#	RECOMM Co., Ltd.	462,300	1,202,291	0.0%
	Renesas Easton Co., Ltd.	99,200	499,431	0.0%
	Riken Keiki Co., Ltd.	114,300	2,578,003	0.1%
#	Riso Kagaku Corp.	171,600	3,620,517	0.1%
	Roland DG Corp.	89,000	1,954,836	0.1%
#	Rorze Corp.	74,600	1,439,996	0.0%
	RS Technologies Co., Ltd.	38,200	1,962,438	0.1%
	Ryoden Corp.	104,800	1,707,655	0.1%
	Ryosan Co., Ltd.	188,800	6,908,895	0.2%
	Ryoyo Electro Corp.	147,500	2,382,103	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Saison Information Systems Co., Ltd.	23,800	$292,187	0.0%
	Sakura Internet, Inc.	155,700	1,145,009	0.0%
	Samco, Inc.	5,900	66,754	0.0%
	Sanken Electric Co., Ltd.	876,000	4,633,922	0.1%
	Sanshin Electronics Co., Ltd.	151,900	2,635,518	0.1%
#	Satori Electric Co., Ltd.	90,680	832,578	0.0%
	Saxa Holdings, Inc.	32,600	716,354	0.0%
#	Scala, Inc.	100,500	993,569	0.0%
	Seikoh Giken Co., Ltd.	13,800	199,594	0.0%
	Shibaura Electronics Co., Ltd.	54,900	2,193,857	0.1%
	Shibaura Mechatronics Corp.	266,000	875,153	0.0%
#*	SHIFT, Inc.	52,000	2,300,605	0.1%
	Shindengen Electric Manufacturing Co., Ltd.	54,300	2,590,230	0.1%
#*	Shinkawa, Ltd.	122,600	943,596	0.0%
	Shinko Electric Industries Co., Ltd.	486,500	4,341,885	0.1%
	Shinko Shoji Co., Ltd.	139,300	2,180,228	0.1%
#	Shirai Electronics Industrial Co., Ltd.	61,600	232,714	0.0%
#	Shizuki Electric Co., Inc.	127,400	824,003	0.0%
#	Showa Shinku Co., Ltd.	23,300	363,249	0.0%
	Showcase TV, Inc.	25,700	297,451	0.0%
	Sigma Koki Co., Ltd.	28,200	509,058	0.0%
#	Siix Corp.	217,700	4,764,169	0.1%
	SK-Electronics Co., Ltd.	56,800	956,318	0.0%
	SMK Corp.	333,000	1,136,342	0.0%
	SMS Co., Ltd.	464,200	8,465,133	0.2%
#	Softbank Technology Corp.	70,300	982,449	0.0%
#	Softbrain Co., Ltd.	125,200	679,075	0.0%
	Softcreate Holdings Corp.	53,400	814,991	0.0%
#	Soliton Systems K.K.	59,400	547,636	0.0%
#	Solxyz Co., Ltd.	46,100	475,849	0.0%
	Soshin Electric Co., Ltd.	58,400	288,152	0.0%
#	Sourcenext Corp.	249,800	1,870,763	0.1%
	SRA Holdings	71,500	1,972,307	0.1%
#	Sumida Corp.	189,849	2,130,753	0.1%
	Sun Corp.	109,500	645,532	0.0%
	Sun-Wa Technos Corp.	69,800	997,402	0.0%
	Suzuden Corp.	28,300	397,099	0.0%
#	Suzuki Co., Ltd.	57,800	478,703	0.0%
*	Synchro Food Co., Ltd.	52,200	408,920	0.0%
	System Information Co., Ltd.	36,700	383,712	0.0%
#	Systemsoft Corp.	278,600	351,731	0.0%
	Systena Corp.	486,900	4,962,653	0.1%
	Tachibana Eletech Co., Ltd.	120,860	2,209,293	0.1%
	Taiyo Yuden Co., Ltd.	232,400	6,477,413	0.2%
	Takachiho Koheki Co., Ltd.	34,600	370,598	0.0%
	TAKEBISHI Corp.	49,600	745,971	0.0%
	Tamura Corp.	552,500	3,494,097	0.1%
#	Tazmo Co., Ltd.	45,100	630,058	0.0%
	TDC Soft, Inc.	50,100	747,075	0.0%
#*	Teac Corp.	819,000	324,986	0.0%
	TechMatrix Corp.	115,400	2,383,160	0.1%
#	Techno Horizon Holdings Co., Ltd.	76,000	406,730	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Tecnos Japan, Inc.	112,000	$989,599	0.0%
#	Teikoku Tsushin Kogyo Co., Ltd.	52,500	593,791	0.0%
#	Temairazu, Inc.	11,200	248,425	0.0%
*	Tera Probe, Inc.	10,800	141,991	0.0%
*	TerraSky Co., Ltd.	3,100	97,202	0.0%
	TESEC Corp.	19,400	277,965	0.0%
	TKC Corp.	123,300	4,591,423	0.1%
	Toho System Science Co., Ltd.	9,900	79,259	0.0%
	Tokyo Electron Device, Ltd.	44,500	812,019	0.0%
	Tokyo Seimitsu Co., Ltd.	271,200	8,938,413	0.2%
	Tomen Devices Corp.	14,800	374,123	0.0%
	Topcon Corp.	567,800	9,719,592	0.2%
	Torex Semiconductor, Ltd.	48,800	631,824	0.0%
	Toshiba TEC Corp.	929,000	5,648,274	0.1%
	Toukei Computer Co., Ltd.	22,710	622,311	0.0%
	Towa Corp.	155,200	1,559,671	0.0%
	Toyo Corp.	163,900	1,333,087	0.0%
	Transcosmos, Inc.	4,300	103,060	0.0%
	Tri Chemical Laboratories, Inc.	46,000	1,824,760	0.1%
	Tsuzuki Denki Co., Ltd.	36,300	356,890	0.0%
	UKC Holdings Corp.	95,500	1,942,989	0.1%
#	UMC Electronics Co., Ltd.	43,400	952,376	0.0%
	Uniden Holdings Corp.	406,000	1,147,777	0.0%
	UNIRITA, Inc.	7,300	122,219	0.0%
#	UNITED, Inc.	91,700	2,205,635	0.1%
#	V Technology Co., Ltd.	32,700	6,032,176	0.2%
#*	V-Cube, Inc.	105,600	541,904	0.0%
#	VeriServe Corp.	13,400	434,734	0.0%
#	Vitec Holdings Co., Ltd.	60,300	1,213,037	0.0%
	Voyage Group, Inc.	62,400	668,225	0.0%
	Wacom Co., Ltd.	1,021,700	5,796,010	0.1%
#	YAC Holdings Co., Ltd.	55,400	451,681	0.0%
#	Yamaichi Electronics Co., Ltd.	153,800	2,097,810	0.1%
	Yashima Denki Co., Ltd.	112,800	971,940	0.0%
	Yokowo Co., Ltd.	106,500	1,798,486	0.1%
#*	Zappallas, Inc.	55,900	189,167	0.0%
*	ZIGExN Co., Ltd.	402,500	3,211,126	0.1%
	Zuken, Inc.	102,600	1,665,580	0.0%
Total Information Technology			592,046,464	14.0%

Materials — (10.3%)
	Achilles Corp.	105,000	2,062,117	0.1%
	ADEKA Corp.	603,100	9,657,449	0.2%
	Agro-Kanesho Co., Ltd.	35,700	946,818	0.0%
	Aichi Steel Corp.	80,700	3,103,564	0.1%
	Arakawa Chemical Industries, Ltd.	120,400	1,930,752	0.1%
	Araya Industrial Co., Ltd.	26,800	503,361	0.0%
	Asahi Holdings, Inc.	148,550	2,769,402	0.1%
	Asahi Printing Co., Ltd.	23,300	260,664	0.0%
	Asahi Yukizai Corp.	104,100	2,138,122	0.1%
	Asahipen Corp.	21,000	34,862	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Asia Pile Holdings Corp.	188,100	$1,213,733	0.0%
	C Uyemura & Co., Ltd.	33,600	2,358,204	0.1%
	Carlit Holdings Co., Ltd.	143,900	1,223,034	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	64,300	989,012	0.0%
#*	Chugai Mining Co., Ltd.	1,012,400	192,331	0.0%
#	Chugoku Marine Paints, Ltd.	458,300	4,564,550	0.1%
	CI Takiron Corp.	330,000	1,854,904	0.1%
	CK-San-Etsu Co., Ltd.	20,000	664,491	0.0%
	Dai Nippon Toryo Co., Ltd.	160,600	2,071,925	0.1%
	Daido Steel Co., Ltd.	189,300	8,739,498	0.2%
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	131,500	1,408,090	0.0%
	Daiken Corp.	98,800	2,275,486	0.1%
#	Daiki Aluminium Industry Co., Ltd.	203,400	1,258,065	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	85,800	2,668,333	0.1%
#	Daio Paper Corp.	480,200	6,678,822	0.2%
	Daito Chemix Corp.	3,700	18,700	0.0%
#	DKS Co., Ltd.	323,000	2,186,417	0.1%
	Dowa Holdings Co., Ltd.	216,100	6,653,285	0.2%
	Dynapac Co., Ltd.	8,500	125,362	0.0%
	FP Corp.	24,500	1,353,126	0.0%
	Fuji Seal International, Inc.	249,300	8,831,608	0.2%
	Fujikura Kasei Co., Ltd.	169,000	975,834	0.0%
	Fujimi, Inc.	133,600	2,956,220	0.1%
	Fujimori Kogyo Co., Ltd.	112,600	3,705,818	0.1%
#	Fumakilla, Ltd.	56,301	1,041,189	0.0%
#	Fuso Chemical Co., Ltd.	124,600	3,207,759	0.1%
	Geostr Corp.	105,900	598,161	0.0%
	Godo Steel, Ltd.	77,700	1,468,616	0.0%
	Gun-Ei Chemical Industry Co., Ltd.	30,600	967,315	0.0%
	Hakudo Co., Ltd.	35,000	740,008	0.0%
#	Haneda Zenith Holdings Co., Ltd.	225,200	666,392	0.0%
	Harima Chemicals Group, Inc.	97,100	744,259	0.0%
#	Hodogaya Chemical Co., Ltd.	46,100	1,385,571	0.0%
	Hokkan Holdings, Ltd.	278,000	935,546	0.0%
	Hokko Chemical Industry Co., Ltd.	137,900	761,717	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	893,899	4,596,498	0.1%
	Honshu Chemical Industry Co., Ltd.	27,200	272,749	0.0%
#	Ise Chemical Corp.	15,400	425,610	0.0%
#	Ishihara Chemical Co., Ltd.	33,300	674,138	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	246,150	2,313,178	0.1%
	Ishizuka Glass Co., Ltd.	17,800	382,880	0.0%
	Japan Pure Chemical Co., Ltd.	3,200	71,006	0.0%
	JCU Corp.	163,300	3,788,105	0.1%
	JSP Corp.	88,200	2,659,543	0.1%
	Kanto Denka Kogyo Co., Ltd.	312,800	2,600,104	0.1%
	Katakura & Co-op Agri Corp.	21,500	225,733	0.0%
	Kawakin Holdings Co., Ltd.	15,300	63,959	0.0%
#	KeePer Technical Laboratory Co., Ltd.	44,500	485,135	0.0%
	KH Neochem Co., Ltd.	186,600	5,645,922	0.1%
#	Kimoto Co., Ltd.	228,000	592,549	0.0%
	Koatsu Gas Kogyo Co., Ltd.	200,593	1,757,291	0.0%
#	Kogi Corp.	5,499	93,426	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Kohsoku Corp.	71,700	$871,873	0.0%
	Konishi Co., Ltd.	229,400	3,713,306	0.1%
#	Konoshima Chemical Co., Ltd.	41,300	299,007	0.0%
	Krosaki Harima Corp.	36,300	2,065,105	0.1%
#	Kumiai Chemical Industry Co., Ltd.	654,087	5,125,251	0.1%
	Kunimine Industries Co., Ltd.	25,900	249,179	0.0%
	Kureha Corp.	116,650	8,322,389	0.2%
	Kurimoto, Ltd.	63,300	1,114,526	0.0%
	Kuriyama Holdings Corp.	49,100	858,860	0.0%
#	Kyoei Steel, Ltd.	149,700	2,824,816	0.1%
	Kyowa Leather Cloth Co., Ltd.	83,600	764,556	0.0%
	Lintec Corp.	327,700	9,495,740	0.2%
#	MEC Co., Ltd.	123,800	2,341,843	0.1%
#	Mipox Corp.	58,500	235,199	0.0%
	Mitani Sekisan Co., Ltd.	65,900	1,554,614	0.0%
	Mitsubishi Paper Mills, Ltd.	191,500	1,089,883	0.0%
	Mitsubishi Steel Manufacturing Co., Ltd.	91,700	1,777,659	0.0%
#	Molitec Steel Co., Ltd.	82,600	421,434	0.0%
#	MORESCO Corp.	43,300	683,516	0.0%
	Mory Industries, Inc.	36,900	1,035,791	0.0%
	Muto Seiko Co.	35,700	227,666	0.0%
	Nakayama Steel Works, Ltd.	153,000	925,278	0.0%
	Neturen Co., Ltd.	238,100	2,071,656	0.1%
#*	New Japan Chemical Co., Ltd.	200,600	443,975	0.0%
	Nicca Chemical Co., Ltd.	49,300	527,744	0.0%
	Nichia Steel Works, Ltd.	170,000	532,770	0.0%
#	Nihon Kagaku Sangyo Co., Ltd.	84,800	1,015,580	0.0%
	Nihon Nohyaku Co., Ltd.	361,400	2,320,390	0.1%
	Nihon Parkerizing Co., Ltd.	649,900	9,347,708	0.2%
	Nihon Yamamura Glass Co., Ltd.	597,000	1,012,592	0.0%
	Nippon Carbide Industries Co., Inc.	47,900	841,672	0.0%
	Nippon Chemical Industrial Co., Ltd.	47,700	2,128,334	0.1%
	Nippon Concrete Industries Co., Ltd.	298,500	889,128	0.0%
#	Nippon Denko Co., Ltd.	782,514	2,220,297	0.1%
	Nippon Fine Chemical Co., Ltd.	82,800	951,284	0.0%
	Nippon Kayaku Co., Ltd.	401,700	4,487,475	0.1%
#	Nippon Kinzoku Co., Ltd.	32,800	544,273	0.0%
#	Nippon Koshuha Steel Co., Ltd.	50,899	360,652	0.0%
	Nippon Light Metal Holdings Co., Ltd.	4,181,000	9,380,134	0.2%
	Nippon Paper Industries Co., Ltd.	743,500	11,852,774	0.3%
	Nippon Pillar Packing Co., Ltd.	149,700	1,987,968	0.1%
	Nippon Soda Co., Ltd.	853,000	4,712,552	0.1%
	Nippon Valqua Industries, Ltd.	118,399	3,364,457	0.1%
	Nippon Yakin Kogyo Co., Ltd.	831,300	2,392,450	0.1%
#	Nisshin Steel Co., Ltd.	344,892	4,753,365	0.1%
	Nitta Gelatin, Inc.	90,900	671,223	0.0%
	Nittetsu Mining Co., Ltd.	37,900	1,789,877	0.1%
	Nitto FC Co., Ltd.	121,400	833,901	0.0%
	NOF Corp.	332,500	10,728,127	0.3%
	Nozawa Corp.	53,100	582,302	0.0%
	Oat Agrio Co., Ltd.	19,800	606,095	0.0%
	Okamoto Industries, Inc.	362,000	4,127,169	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Okura Industrial Co., Ltd.	58,800	$1,380,735	0.0%
	Osaka Organic Chemical Industry, Ltd.	108,700	1,424,192	0.0%
#	Osaka Soda Co., Ltd.	97,799	2,782,432	0.1%
	Osaka Steel Co., Ltd.	88,500	1,686,906	0.0%
#	OSAKA Titanium Technologies Co., Ltd.	146,200	2,179,299	0.1%
#*	Pacific Metals Co., Ltd.	117,999	4,328,808	0.1%
#	Pack Corp. (The)	89,700	2,895,891	0.1%
#	Rasa Industries, Ltd.	52,400	1,369,959	0.0%
	Rengo Co., Ltd.	1,093,800	9,620,173	0.2%
	Riken Technos Corp.	234,300	1,170,065	0.0%
	Sakai Chemical Industry Co., Ltd.	114,000	3,065,024	0.1%
	Sakata INX Corp.	299,000	3,899,758	0.1%
	Sanyo Chemical Industries, Ltd.	82,700	3,578,832	0.1%
	Sanyo Special Steel Co., Ltd.	147,060	3,506,697	0.1%
#	Seiko PMC Corp.	70,600	655,472	0.0%
	Sekisui Plastics Co., Ltd.	173,900	1,738,185	0.0%
	Shikoku Chemicals Corp.	252,900	3,525,964	0.1%
	Shin-Etsu Polymer Co., Ltd.	305,500	2,844,940	0.1%
	Shinagawa Refractories Co., Ltd.	41,700	1,332,437	0.0%
#	Shinko Wire Co., Ltd.	18,400	243,218	0.0%
	SK Kaken Co., Ltd.	8,000	745,421	0.0%
	Soken Chemical & Engineering Co., Ltd.	49,000	886,467	0.0%
#	Stella Chemifa Corp.	78,600	2,697,718	0.1%
	Sumitomo Bakelite Co., Ltd.	952,000	9,163,646	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,684,000	12,567,412	0.3%
	Sumitomo Seika Chemicals Co., Ltd.	67,500	3,366,194	0.1%
	Sun A Kaken Co., Ltd.	3,900	23,868	0.0%
#	T Hasegawa Co., Ltd.	168,100	3,664,594	0.1%
	T&K Toka Co., Ltd.	137,000	1,474,305	0.0%
	Taisei Lamick Co., Ltd.	41,700	1,172,575	0.0%
	Taiyo Holdings Co., Ltd.	119,300	4,892,165	0.1%
	Takasago International Corp.	96,200	3,078,021	0.1%
	Takemoto Yohki Co., Ltd.	14,400	401,737	0.0%
	Taki Chemical Co., Ltd.	5,300	250,142	0.0%
	Tayca Corp.	119,400	2,414,005	0.1%
	Tenma Corp.	118,500	2,122,722	0.1%
	Titan Kogyo, Ltd.	1,200	26,562	0.0%
	Toagosei Co., Ltd.	733,100	8,459,475	0.2%
#	Toda Kogyo Corp.	30,800	791,181	0.0%
	Toho Acetylene Co., Ltd.	12,700	173,937	0.0%
	Toho Chemical Industry Co., Ltd.	47,000	245,661	0.0%
#	Toho Titanium Co., Ltd.	256,900	2,354,415	0.1%
	Toho Zinc Co., Ltd.	92,799	3,428,156	0.1%
	Tohoku Steel Co., Ltd.	16,300	239,805	0.0%
	Tokushu Tokai Paper Co., Ltd.	63,458	2,492,775	0.1%
	Tokuyama Corp.	372,398	11,927,645	0.3%
	Tokyo Ohka Kogyo Co., Ltd.	256,000	9,863,360	0.2%
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	268,664	0.0%
#	Tokyo Rope Manufacturing Co., Ltd.	110,000	1,751,379	0.0%
#	Tokyo Steel Manufacturing Co., Ltd.	845,800	7,503,560	0.2%
	Tokyo Tekko Co., Ltd.	50,200	719,721	0.0%
	Tomoegawa Co., Ltd.	166,000	380,034	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Tomoku Co., Ltd.	72,700	$1,335,153	0.0%
	Topy Industries, Ltd.	111,400	3,088,419	0.1%
#	Toyo Gosei Co., Ltd.	34,600	280,311	0.0%
#	Toyo Ink SC Holdings Co., Ltd.	258,200	6,726,977	0.2%
	Toyobo Co., Ltd.	601,100	9,992,129	0.2%
#	TYK Corp.	151,400	521,314	0.0%
#	UACJ Corp.	216,541	4,666,911	0.1%
	Wood One Co., Ltd.	48,500	623,978	0.0%
	Yamato Kogyo Co., Ltd.	289,400	8,730,189	0.2%
	Yodogawa Steel Works, Ltd.	139,500	3,557,791	0.1%
	Yoshicon Co., Ltd.	3,100	45,039	0.0%
#	Yotai Refractories Co., Ltd.	108,800	665,000	0.0%
	Yuki Gosei Kogyo Co., Ltd.	36,200	89,433	0.0%
	Yushiro Chemical Industry Co., Ltd.	71,500	1,092,746	0.0%
Total Materials			455,205,432	10.7%

Real Estate — (1.8%)
#	AD Works Co., Ltd.	1,649,300	596,561	0.0%
	Airport Facilities Co., Ltd.	137,270	763,296	0.0%
#	Anabuki Kosan, Inc.	4,600	131,153	0.0%
#	Aoyama Zaisan Networks Co., Ltd.	63,300	1,291,319	0.0%
#	Apaman Co., Ltd.	77,300	852,141	0.0%
#	Arealink Co., Ltd.	48,600	1,341,962	0.0%
#	B-Lot Co., Ltd.	11,000	149,729	0.0%
	Cosmos Initia Co., Ltd.	82,100	547,131	0.0%
	CRE, Inc.	30,400	592,561	0.0%
	Daibiru Corp.	338,500	3,447,419	0.1%
#	Daikyo, Inc.	215,000	4,698,836	0.1%
#	Dear Life Co., Ltd.	134,500	617,260	0.0%
	Goldcrest Co., Ltd.	126,890	2,061,185	0.1%
	Grandy House Corp.	101,200	448,199	0.0%
	Heiwa Real Estate Co., Ltd.	236,600	4,211,322	0.1%
#	Ichigo, Inc.	1,623,700	7,605,322	0.2%
	Intellex Co., Ltd.	30,000	261,106	0.0%
#*	Japan Asset Marketing Co., Ltd.	1,649,800	1,874,730	0.1%
	Japan Corporate Housing Service, Inc.	10,500	71,287	0.0%
#	Japan Property Management Center Co., Ltd.	87,700	1,032,631	0.0%
	Kabuki-Za Co., Ltd.	24,300	1,274,802	0.0%
	Keihanshin Building Co., Ltd.	266,300	2,196,210	0.1%
#*	LAND Co., Ltd.	1,824,900	212,677	0.0%
	Leopalace21 Corp.	1,716,900	9,393,704	0.2%
#	Mugen Estate Co., Ltd.	80,900	771,185	0.0%
	Nippon Commercial Development Co., Ltd.	81,500	1,348,000	0.0%
	Nisshin Fudosan Co.	211,300	1,314,729	0.0%
#	Prospect Co., Ltd.	2,897,000	1,302,745	0.0%
	Raysum Co., Ltd.	107,100	1,569,989	0.0%
	SAMTY Co., Ltd.	128,500	2,350,850	0.1%
	Sankyo Frontier Co., Ltd.	21,700	675,088	0.0%
#	Sansei Landic Co., Ltd.	37,500	385,053	0.0%
#	Shinoken Group Co., Ltd.	197,200	2,994,223	0.1%
	Star Mica Co., Ltd.	81,300	1,624,930	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Real Estate — (Continued)
	Sun Frontier Fudousan Co., Ltd.	226,000	$2,667,695	0.1%
#	Takara Leben Co., Ltd.	631,000	2,361,080	0.1%
#	Tateru, Inc.	221,800	3,650,878	0.1%
	TOC Co., Ltd.	416,650	3,030,782	0.1%
	Tokyo Rakutenchi Co., Ltd.	21,100	1,096,015	0.0%
#	Tokyo Theatres Co., Inc.	46,799	600,547	0.0%
	Tosei Corp.	244,600	2,587,291	0.1%
#	Unizo Holdings Co., Ltd.	218,800	4,070,356	0.1%
#	Urbanet Corp. Co., Ltd.	123,500	405,205	0.0%
Total Real Estate			80,479,184	1.9%

Telecommunication Services — (0.2%)
#*	Broadmedia Corp.	548,000	326,319	0.0%
#	Freebit Co., Ltd.	79,500	839,661	0.0%
	Okinawa Cellular Telephone Co.	71,900	2,880,552	0.1%
*	Usen-Next Holdings Co., Ltd.	107,400	1,193,297	0.0%
*	Vision, Inc.	58,100	1,946,361	0.1%
	WirelessGate, Inc.	61,200	720,492	0.0%
Total Telecommunication Services			7,906,682	0.2%

Utilities — (1.2%)
#*	Eneres Co., Ltd.	173,300	682,379	0.0%
#	eRex Co., Ltd.	286,800	3,008,788	0.1%
	Hiroshima Gas Co., Ltd.	310,600	1,071,136	0.0%
#	Hokkaido Electric Power Co., Inc.	1,406,600	9,575,209	0.2%
	Hokkaido Gas Co., Ltd.	480,000	1,364,926	0.0%
#*	Hokuriku Electric Power Co.	1,074,100	10,788,252	0.3%
	Hokuriku Gas Co., Ltd.	10,100	275,661	0.0%
	K&O Energy Group, Inc.	98,100	1,654,979	0.0%
	Nippon Gas Co., Ltd.	130,700	7,610,002	0.2%
	Okinawa Electric Power Co., Inc. (The)	286,521	5,977,073	0.2%
	Saibu Gas Co., Ltd.	213,900	5,783,648	0.1%
	Shizuoka Gas Co., Ltd.	355,400	3,257,634	0.1%
	Toell Co., Ltd.	47,900	392,078	0.0%
#	West Holdings Corp.	96,800	646,677	0.0%
Total Utilities			52,088,442	1.2%
TOTAL COMMON STOCKS			4,212,913,683	99.3%
TOTAL INVESTMENT SECURITIES			4,212,913,683

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
§@	DFA Short Term Investment Fund	16,790,165	194,279,003	4.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,521,662,310)^^			$4,407,192,686

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (92.2%)
AUSTRALIA — (53.3%)
*	3P Learning, Ltd.	93,233	$86,066	0.0%
*	88 Energy, Ltd.	604,262	10,245	0.0%
	Accent Group, Ltd.	1,158,640	1,415,227	0.1%
	Adacel Technologies, Ltd.	140,130	175,090	0.0%
	Adairs, Ltd.	179,515	297,788	0.0%
#	Adelaide Brighton, Ltd.	3,023,920	15,531,904	0.8%
*	Aeon Metals, Ltd.	45,332	11,869	0.0%
#	Ainsworth Game Technology, Ltd.	981,684	755,842	0.0%
#*	Alkane Resources, Ltd.	1,811,839	309,593	0.0%
	Alliance Aviation Services, Ltd.	27,285	38,962	0.0%
	ALS, Ltd.	2,533,074	14,121,619	0.7%
	Altium, Ltd.	771,636	12,824,831	0.7%
#	AMA Group, Ltd.	1,445,951	1,120,045	0.1%
#	Amaysim Australia, Ltd.	1,355,718	1,063,151	0.1%
	Ansell, Ltd.	966,611	19,420,096	1.0%
#	AP Eagers, Ltd.	296,589	1,870,688	0.1%
	APN Property Group, Ltd.	26,661	8,838	0.0%
	Apollo Tourism & Leisure, Ltd.	38,381	46,870	0.0%
	Appen, Ltd.	645,977	6,380,548	0.3%
#	ARB Corp., Ltd.	551,292	9,318,868	0.5%
#	Ardent Leisure Group	2,996,851	4,367,827	0.2%
#	ARQ Group, Ltd.	970,727	2,368,992	0.1%
	Asaleo Care, Ltd.	2,714,720	2,798,856	0.1%
	Atlas Arteria, Ltd.	3,229,199	15,362,493	0.8%
*	Atlas Iron, Ltd.	8,964,247	287,132	0.0%
#	AUB Group, Ltd.	300,739	3,021,602	0.2%
*	Aurelia Metals, Ltd.	676,418	286,304	0.0%
	Ausdrill, Ltd.	2,164,032	2,936,729	0.2%
	Austal, Ltd.	1,540,941	2,116,841	0.1%
*	Austin Engineering, Ltd.	95,866	16,319	0.0%
#*	Australian Agricultural Co., Ltd.	2,990,515	2,781,662	0.1%
	Australian Finance Group, Ltd.	513,446	534,872	0.0%
	Australian Pharmaceutical Industries, Ltd.	2,860,486	3,595,394	0.2%
*	Australian Property Systems, Ltd.	1,170,797	5,434,004	0.3%
	Australian Vintage, Ltd.	4,199,886	1,693,469	0.1%
	Auswide Bank, Ltd.	102,961	429,036	0.0%
#	Automotive Holdings Group, Ltd.	1,948,477	4,102,041	0.2%
*	Avanco Resources, Ltd.	2,444,368	298,487	0.0%
	Aveo Group	2,789,628	5,015,354	0.3%
	AVJennings, Ltd.	7,085,798	3,698,054	0.2%
	Axsesstoday, Ltd.	20,251	32,886	0.0%
#	Baby Bunting Group, Ltd.	278,031	299,088	0.0%
	Bank of Queensland, Ltd.	380,336	2,863,687	0.2%
#	Bapcor, Ltd.	1,672,737	8,099,984	0.4%
*	Base Resources, Ltd.	215,873	47,191	0.0%
	Beach Energy, Ltd.	14,720,311	19,053,612	1.0%
#*	Beadell Resources, Ltd.	7,171,491	359,280	0.0%
#	Bega Cheese, Ltd.	1,272,859	6,965,562	0.4%
	Bell Financial Group, Ltd.	67,033	42,363	0.0%
#*	Bellamy's Australia, Ltd.	568,208	6,521,674	0.3%
*	Big Star Energy, Ltd.	13,289	128	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Blackmores, Ltd.	83,730	$8,808,636	0.5%
*	Blue Energy, Ltd.	97,807	6,577	0.0%
#	Blue Sky Alternative Investments, Ltd.	95,426	120,285	0.0%
#	Bravura Solutions, Ltd.	609,099	1,445,866	0.1%
	Breville Group, Ltd.	831,688	7,145,809	0.4%
#	Brickworks, Ltd.	360,540	4,167,503	0.2%
#*	Buru Energy, Ltd.	678,801	157,921	0.0%
#	BWX, Ltd.	335,452	1,413,993	0.1%
#	Cabcharge Australia, Ltd.	863,423	1,531,716	0.1%
	Capilano Honey, Ltd.	18,636	230,351	0.0%
	Capitol Health, Ltd.	3,025,003	727,097	0.0%
	Capral, Ltd.	58,499	6,494	0.0%
#*	Cardno, Ltd.	1,687,871	1,661,831	0.1%
*	Carnarvon Petroleum, Ltd.	5,872,111	650,871	0.0%
*	Carnegie Clean Energy, Ltd.	1,015,131	16,461	0.0%
#	carsales.com, Ltd.	1,702,940	19,035,268	1.0%
#*	Cash Converters International, Ltd.	3,008,100	688,099	0.0%
#*	Catapult Group International, Ltd.	344,531	311,750	0.0%
	Cedar Woods Properties, Ltd.	370,461	1,579,837	0.1%
	Centuria Capital Group	9,881	10,295	0.0%
	Citadel Group, Ltd. (The)	22,073	107,290	0.0%
#	Class, Ltd.	399,883	709,713	0.0%
*	Clean Seas Seafood, Ltd.	1,404,602	51,985	0.0%
	Cleanaway Waste Management, Ltd.	13,883,132	17,355,323	0.9%
*	Clinuvel Pharmaceuticals, Ltd.	30,557	249,382	0.0%
	Clover Corp., Ltd.	83,898	100,857	0.0%
	Codan, Ltd.	552,241	1,224,341	0.1%
#	Collection House, Ltd.	2,172,576	2,394,427	0.1%
	Collins Foods, Ltd.	725,291	2,987,578	0.2%
#*	Cooper Energy, Ltd.	7,132,290	2,031,578	0.1%
#	Corporate Travel Management, Ltd.	499,074	10,068,969	0.5%
	Costa Group Holdings, Ltd.	1,722,696	10,496,597	0.6%
#	Credit Corp. Group, Ltd.	494,298	6,607,443	0.3%
#*	CSG, Ltd.	1,252,605	213,006	0.0%
	CSR, Ltd.	3,711,681	12,594,002	0.7%
*	CuDeco, Ltd.	387,893	67,459	0.0%
	Data#3, Ltd.	799,710	948,074	0.1%
*	Decmil Group, Ltd.	990,896	711,167	0.0%
*	Devine, Ltd.	25,368	6,410	0.0%
	Dicker Data, Ltd.	186,807	400,480	0.0%
	Domain Holdings Australia, Ltd.	1,530,389	3,644,096	0.2%
#	Domino's Pizza Enterprises, Ltd.	318,182	12,288,368	0.6%
	Donaco International, Ltd.	28,566	3,061	0.0%
*	Doray Minerals, Ltd.	194,559	44,864	0.0%
	Downer EDI, Ltd.	4,034,426	20,198,073	1.1%
	DuluxGroup, Ltd.	3,101,823	17,539,006	0.9%
	DWS, Ltd.	514,109	479,393	0.0%
	Eclipx Group, Ltd.	1,526,923	3,579,883	0.2%
#	Elders, Ltd.	911,619	5,706,994	0.3%
*	EML Payments, Ltd.	53,154	55,406	0.0%
#*	Energy Resources of Australia, Ltd.	1,487,868	434,362	0.0%
#*	Energy World Corp., Ltd.	4,255,918	535,204	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	EQT Holdings, Ltd.	28,836	$444,654	0.0%
	ERM Power, Ltd.	1,089,491	1,192,211	0.1%
	Estia Health, Ltd.	1,328,385	3,231,976	0.2%
	Euroz, Ltd.	101,762	93,352	0.0%
	Event Hospitality and Entertainment, Ltd.	539,705	5,349,189	0.3%
	Evolution Mining, Ltd.	559,735	1,464,066	0.1%
	Fairfax Media, Ltd.	19,821,806	10,982,336	0.6%
#*	FAR, Ltd.	9,219,905	714,340	0.0%
#	Finbar Group, Ltd.	197,129	137,695	0.0%
#	Fleetwood Corp., Ltd.	423,260	710,578	0.0%
#	FlexiGroup, Ltd.	1,874,036	3,076,737	0.2%
#	G8 Education, Ltd.	2,747,111	4,730,389	0.3%
#*	Galaxy Resources, Ltd.	2,654,227	5,940,561	0.3%
*	Gascoyne Resources, Ltd.	294,422	108,395	0.0%
#	Gateway Lifestyle	1,805,353	3,114,201	0.2%
#	GBST Holdings, Ltd.	178,479	279,806	0.0%
#	Genworth Mortgage Insurance Australia, Ltd.	1,788,239	3,399,479	0.2%
#	Global Construction Services, Ltd.	251,929	132,366	0.0%
#*	Gold Road Resources, Ltd.	1,490,456	819,110	0.0%
	GR Engineering Services, Ltd.	55,230	56,890	0.0%
	GrainCorp, Ltd. Class A	1,258,179	7,143,386	0.4%
	Grange Resources, Ltd.	1,724,297	223,638	0.0%
#	Greencross, Ltd.	535,179	1,773,616	0.1%
*	Greenland Minerals & Energy, Ltd.	114,047	6,525	0.0%
#	GUD Holdings, Ltd.	956,193	10,013,757	0.5%
	GWA Group, Ltd.	2,071,266	5,202,453	0.3%
#	Hansen Technologies, Ltd.	1,061,558	2,471,916	0.1%
#	Harvey Norman Holdings, Ltd.	1,372,973	3,373,017	0.2%
	Healthscope, Ltd.	5,704,722	9,308,412	0.5%
#	Helloworld Travel, Ltd.	12,955	45,974	0.0%
#*	Highfield Resources, Ltd.	160,730	88,999	0.0%
*	Hills, Ltd.	455,585	77,567	0.0%
*	Horizon Oil, Ltd.	4,073,887	450,755	0.0%
#	HT&E, Ltd.	2,174,438	4,029,916	0.2%
	IDP Education, Ltd.	394,919	3,070,803	0.2%
	Iluka Resources, Ltd.	950,803	7,853,451	0.4%
*	Imdex, Ltd.	2,130,372	1,945,417	0.1%
#	IMF Bentham, Ltd.	1,281,537	2,834,065	0.2%
*	Immutep, Ltd.	1,409,121	32,140	0.0%
#	Independence Group NL	3,313,169	12,594,161	0.7%
#*	Infigen Energy	5,276,965	2,577,069	0.1%
	Infomedia, Ltd.	2,521,963	1,789,506	0.1%
#	Inghams Group, Ltd.	803,576	2,268,219	0.1%
	Integral Diagnostics, Ltd.	14,901	33,218	0.0%
	Integrated Research, Ltd.	624,118	1,436,380	0.1%
#	InvoCare, Ltd.	920,100	9,344,417	0.5%
#	IOOF Holdings, Ltd.	2,368,404	15,704,338	0.8%
#	IPH, Ltd.	875,080	2,877,366	0.2%
#	IRESS, Ltd.	1,175,824	10,480,601	0.5%
#	iSelect, Ltd.	742,596	448,116	0.0%
#	iSentia Group, Ltd.	1,014,066	528,649	0.0%
	IVE Group, Ltd.	343,043	580,825	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Japara Healthcare, Ltd.	1,648,443	$2,199,250	0.1%
#	JB Hi-Fi, Ltd.	962,791	15,998,292	0.8%
	Jumbo Interactive, Ltd.	136,020	502,954	0.0%
#*	Jupiter Mines, Ltd.	344,616	98,188	0.0%
	K&S Corp., Ltd.	274,800	327,744	0.0%
#*	Karoon Gas Australia, Ltd.	1,703,069	1,421,949	0.1%
*	Kingsgate Consolidated, Ltd.	1,797,365	374,238	0.0%
*	Kingsrose Mining, Ltd.	937,248	46,057	0.0%
#	Kogan.com, Ltd.	193,583	980,770	0.1%
	Lifestyle Communities, Ltd.	56,597	245,164	0.0%
	Link Administration Holdings, Ltd.	2,142,675	11,613,715	0.6%
#	Lovisa Holdings, Ltd.	133,220	1,152,123	0.1%
#*	Lynas Corp., Ltd.	2,451,830	4,231,066	0.2%
	MACA, Ltd.	999,963	885,281	0.0%
*	Macmahon Holdings, Ltd.	7,324,803	1,161,937	0.1%
#	Magellan Financial Group, Ltd.	464,490	7,994,084	0.4%
	MaxiTRANS Industries, Ltd.	915,613	341,851	0.0%
#*	Mayne Pharma Group, Ltd.	6,757,843	4,347,143	0.2%
	McMillan Shakespeare, Ltd.	487,275	5,778,086	0.3%
	McPherson's, Ltd.	645,090	813,676	0.0%
*	Medusa Mining, Ltd.	1,334,671	497,781	0.0%
#*	Mermaid Marine Australia, Ltd.	4,749,942	897,190	0.1%
#*	Mesoblast, Ltd.	809,274	881,887	0.0%
#	Metals X, Ltd.	3,206,431	1,897,840	0.1%
#	Metcash, Ltd.	6,732,322	12,984,843	0.7%
#	Michael Hill International, Ltd.(BD8D249)	1,490,263	1,089,022	0.1%
#	Michael Hill International, Ltd.(BD8D250)	94,305	67,754	0.0%
*	Millennium Minerals, Ltd.	946,708	134,232	0.0%
*	Mincor Resources NL	766,120	215,156	0.0%
*	Mineral Deposits, Ltd.	19,495	24,293	0.0%
	Mineral Resources, Ltd.	1,168,088	13,829,582	0.7%
#	MNF Group, Ltd.	191,475	743,805	0.0%
	Monadelphous Group, Ltd.	813,595	9,049,370	0.5%
#	Monash IVF Group, Ltd.	929,280	742,357	0.0%
#	Money3 Corp., Ltd.	636,502	916,208	0.1%
#	Mortgage Choice, Ltd.	843,889	881,163	0.0%
	Motorcycle Holdings, Ltd.	14,469	35,366	0.0%
	Mount Gibson Iron, Ltd.	4,879,718	1,570,924	0.1%
#	Myer Holdings, Ltd.	5,669,367	1,549,915	0.1%
	MYOB Group, Ltd.	2,757,785	5,892,859	0.3%
	MyState, Ltd.	467,834	1,733,875	0.1%
	Navigator Global Investments, Ltd.	779,880	3,080,250	0.2%
#	Navitas, Ltd.	1,792,167	5,881,622	0.3%
#	Neometals, Ltd.	572,181	127,670	0.0%
#*	NetComm Wireless, Ltd.	216,798	177,345	0.0%
	New Hope Corp., Ltd.	336,348	743,701	0.0%
*	NEXTDC, Ltd.	131,506	733,866	0.0%
	nib holdings, Ltd.	2,972,376	12,590,821	0.7%
	Nick Scali, Ltd.	275,435	1,368,656	0.1%
	Nine Entertainment Co. Holdings, Ltd.	4,317,723	7,917,525	0.4%
	Northern Star Resources, Ltd.	4,306,957	23,316,563	1.2%
#*	NRW Holdings, Ltd.	2,540,504	3,185,066	0.2%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Nufarm, Ltd.	1,720,608	$11,277,198	0.6%
#	OFX Group, Ltd.	1,510,643	1,947,424	0.1%
*	OM Holdings, Ltd.	81,379	74,601	0.0%
*	Onevue Holdings, Ltd.	540,767	319,989	0.0%
	OOH MEDIA, Ltd.	266,500	976,255	0.1%
	oOh!media, Ltd.	612,951	2,243,473	0.1%
	Orora, Ltd.	7,227,410	19,089,143	1.0%
	OZ Minerals, Ltd.	2,239,117	15,613,643	0.8%
	Pacific Current Group, Ltd.	168,408	817,622	0.0%
	Pacific Energy, Ltd.	33,400	14,597	0.0%
	Pacific Smiles Group, Ltd.	256,946	298,331	0.0%
	Pact Group Holdings, Ltd.	894,358	3,487,348	0.2%
*	Panoramic Resources, Ltd.	2,802,164	1,285,811	0.1%
*	Pantoro, Ltd.	407,293	90,305	0.0%
	Paragon Care, Ltd.	605,641	369,631	0.0%
	Peet, Ltd.	1,846,384	1,803,925	0.1%
	Pendal Group, Ltd.	1,209,577	8,849,674	0.5%
#*	Peninsula Energy, Ltd.	268,623	46,656	0.0%
#	Perpetual, Ltd.	356,426	10,971,349	0.6%
#*	Perseus Mining, Ltd.	7,749,285	2,491,790	0.1%
	Pioneer Credit, Ltd.	158,129	369,827	0.0%
#	Platinum Asset Management, Ltd.	1,290,958	5,484,158	0.3%
*	PMP, Ltd.	2,421,092	420,565	0.0%
#*	Praemium, Ltd.	1,096,330	713,401	0.0%
#	Premier Investments, Ltd.	636,665	7,945,525	0.4%
	Primary Health Care, Ltd.	3,326,526	8,577,748	0.5%
#	Prime Media Group, Ltd.	2,115,465	454,499	0.0%
	Pro Medicus, Ltd.	198,593	1,178,925	0.1%
	PWR Holdings, Ltd.	67,229	134,740	0.0%
	QMS Media, Ltd.	322,350	258,582	0.0%
#	Qube Holdings, Ltd.	4,471,985	7,964,479	0.4%
#*	Quintis, Ltd.	2,130,129	155,766	0.0%
#*	Ramelius Resources, Ltd.	3,502,863	1,516,798	0.1%
	RCR Tomlinson, Ltd.	1,214,629	2,676,950	0.1%
*	Reckon, Ltd.	446,073	320,141	0.0%
#*	Red River Resources, Ltd.	322,302	63,117	0.0%
	Reece, Ltd.	985,597	9,226,889	0.5%
#	Regis Healthcare, Ltd.	1,251,488	3,034,849	0.2%
	Regis Resources, Ltd.	3,227,165	12,289,928	0.6%
	Reject Shop, Ltd. (The)	277,760	1,166,146	0.1%
	Reliance Worldwide Corp., Ltd.	3,364,697	13,320,929	0.7%
#	Resolute Mining, Ltd.	7,575,156	7,226,956	0.4%
#	Retail Food Group, Ltd.	1,339,855	535,935	0.0%
	Ridley Corp., Ltd.	1,707,451	1,737,899	0.1%
*	RPMGlobal Holdings, Ltd.	52,065	23,899	0.0%
	Ruralco Holdings, Ltd.	164,672	373,956	0.0%
#	RXP Services, Ltd.	495,127	177,717	0.0%
	Salmat, Ltd.	645,788	314,150	0.0%
	Sandfire Resources NL	1,330,178	9,006,772	0.5%
*	Saracen Mineral Holdings, Ltd.	7,247,386	11,840,047	0.6%
#	SeaLink Travel Group, Ltd.	189,368	620,854	0.0%
	Select Harvests, Ltd.	688,133	3,508,570	0.2%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Senetas Corp., Ltd.	131,335	$10,665	0.0%
#*	Senex Energy, Ltd.	11,411,198	3,664,680	0.2%
#	Servcorp, Ltd.	348,096	1,070,295	0.1%
	Service Stream, Ltd.	2,120,468	2,368,942	0.1%
	Seven Group Holdings, Ltd.	625,509	8,804,205	0.5%
	Seven West Media, Ltd.	7,785,820	4,832,462	0.3%
#	SG Fleet Group, Ltd.	356,223	973,689	0.1%
	Shine Corporate, Ltd.	15,573	11,186	0.0%
#	Shriro Holdings, Ltd.	148,697	126,481	0.0%
	Sigma Healthcare, Ltd.	8,320,487	4,993,733	0.3%
*	Silex Systems, Ltd.	42,775	6,326	0.0%
#	Silver Chef, Ltd.	138,918	388,589	0.0%
#*	Silver Lake Resources, Ltd.	4,060,760	1,817,632	0.1%
	Sims Metal Management, Ltd.	1,382,214	16,415,850	0.9%
*	Sino Gas & Energy Holdings, Ltd.	5,110,708	850,601	0.0%
	Sirtex Medical, Ltd.	490,548	11,402,418	0.6%
	SmartGroup Corp., Ltd.	598,299	5,166,370	0.3%
	Southern Cross Media Group, Ltd.	3,965,374	3,837,937	0.2%
	Spark Infrastructure Group	9,880,226	16,668,039	0.9%
	SpeedCast International, Ltd.	1,854,862	8,460,819	0.4%
	SRG, Ltd.	6,791	9,165	0.0%
	St Barbara, Ltd.	4,165,437	14,979,516	0.8%
	Steadfast Group, Ltd.	5,017,701	10,427,948	0.5%
*	Strike Energy, Ltd.	1,789,423	191,597	0.0%
*	Sundance Energy Australia, Ltd.	32,443,254	1,820,338	0.1%
	Sunland Group, Ltd.	740,896	995,279	0.1%
#	Super Retail Group, Ltd.	1,288,021	7,715,321	0.4%
#	Superloop, Ltd.	331,524	617,560	0.0%
#*	Syrah Resources, Ltd.	1,570,227	3,357,441	0.2%
#	Tassal Group, Ltd.	1,418,519	4,332,380	0.2%
	Technology One, Ltd.	1,793,577	5,636,854	0.3%
	Thorn Group, Ltd.	744,756	331,099	0.0%
*	Tiger Resources, Ltd.	9,447,997	53,146	0.0%
	Tribune Resources, Ltd.	3,093	15,532	0.0%
#*	Troy Resources, Ltd.	2,360,484	253,968	0.0%
	Villa World, Ltd.	767,485	1,261,535	0.1%
#*	Village Roadshow, Ltd.	836,651	1,429,853	0.1%
#*	Virgin Australia Holdings, Ltd.	11,947,588	1,945,323	0.1%
	Virtus Health, Ltd.	524,539	2,231,886	0.1%
#	Vita Group, Ltd.	454,794	330,303	0.0%
#*	Vocus Group, Ltd.	4,330,071	7,392,640	0.4%
*	Watpac, Ltd.	760,701	396,265	0.0%
#	Webjet, Ltd.	807,424	8,025,188	0.4%
	Webster, Ltd.	92,933	128,422	0.0%
	Western Areas, Ltd.	2,274,784	5,992,675	0.3%
#*	Westgold Resources, Ltd.	1,580,199	2,180,131	0.1%
	Whitehaven Coal, Ltd.	893,117	3,812,474	0.2%
	WiseTech Global, Ltd.	218,848	2,531,899	0.1%
	WorleyParsons, Ltd.	1,170,226	15,115,681	0.8%
	WPP AUNZ, Ltd.	2,476,651	1,849,809	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Xenith IP Group, Ltd.	9,607	$8,023	0.0%
TOTAL AUSTRALIA			1,107,599,244	57.6%

CANADA — (0.0%)
*	Copper Mountain Mining Corp.	57,376	54,775	0.0%

CHINA — (0.1%)
*	Beijing Gas Blue Sky Holdings, Ltd.	992,000	63,142	0.0%
*	GCL New Energy Holdings, Ltd.	7,472,000	304,099	0.0%
	Strong Petrochemical Holdings, Ltd.	1,418,000	157,312	0.0%
	Yeebo International Holdings, Ltd.	2,436,000	563,100	0.1%
TOTAL CHINA			1,087,653	0.1%

HONG KONG — (24.5%)
	13 Holdings, Ltd. (The)	156,750	13,986	0.0%
	Aeon Credit Service Asia Co., Ltd.	752,000	619,258	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	144,317	0.0%
#	Agritrade Resources, Ltd.	20,935,000	3,969,850	0.2%
	Alco Holdings, Ltd.	1,614,000	269,651	0.0%
	Allan International Holdings	32,000	8,388	0.0%
	Allied Group, Ltd.	661,200	4,127,593	0.2%
	Allied Properties HK, Ltd.	12,277,857	2,637,583	0.1%
	Alltronics Holdings, Ltd.	2,500,600	603,849	0.0%
	APAC Resources, Ltd.	2,270,888	352,413	0.0%
#*	Applied Development Holdings, Ltd.	13,510,000	1,137,340	0.1%
	APT Satellite Holdings, Ltd.	3,008,500	1,234,668	0.1%
	Arts Optical International Hldgs, Ltd.	730,000	196,678	0.0%
	Asia Financial Holdings, Ltd.	2,404,908	1,567,932	0.1%
*	Asia Investment Finance Group, Ltd.	15,652,000	179,379	0.0%
	Asia Pacific Silk Road	2,200,000	42,062	0.0%
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	740,915	0.1%
	Asia Standard Hotel Group, Ltd.	33,851,654	1,998,467	0.1%
#	Asia Standard International Group, Ltd.	13,270,917	3,021,248	0.2%
	Asiasec Properties, Ltd.	398,000	161,479	0.0%
	Associated International Hotels, Ltd.	952,000	2,959,324	0.2%
*	Auto Italia Holdings	1,900,000	19,510	0.0%
	Automated Systems Holdings, Ltd.	404,400	64,807	0.0%
*	BeijingWest Industries International, Ltd.	1,277,600	199,895	0.0%
*	Best Food Holding Co., Ltd.	670,000	116,078	0.0%
	BOC Aviation, Ltd.	145,000	899,801	0.1%
#	BOE Varitronix, Ltd.	3,046,293	1,037,382	0.1%
*	Bonjour Holdings, Ltd.	14,578,600	704,064	0.0%
	Bossini International Holdings, Ltd.	3,699,500	164,882	0.0%
#	Bright Smart Securities & Commodities Group, Ltd.	6,724,000	1,959,812	0.1%
*	Brightoil Petroleum Holdings, Ltd.	10,052,000	720,691	0.0%
*	Brockman Mining, Ltd.	22,810,814	533,098	0.0%
*	Burwill Holdings, Ltd.	35,754,960	1,407,877	0.1%
#	Cafe de Coral Holdings, Ltd.	2,586,000	6,254,991	0.3%
*	Camsing International Holding, Ltd.	2,054,000	1,829,610	0.1%
*	Cash Financial Services Group, Ltd.	2,934,000	52,279	0.0%
*	CCT Land Holdings, Ltd.	18,640,000	23,759	0.0%
#*	CEFC Hong Kong Financial Investment Co., Ltd.	810,000	31,342	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Ceneric Holdings, Ltd.	920,000	$32,834	0.0%
	Century City International Holdings, Ltd.	6,723,460	624,558	0.0%
#	CGN Mining Co., Ltd.	4,855,000	274,663	0.0%
*	Champion Technology Holdings, Ltd.	669,346	36,260	0.0%
	Chen Hsong Holdings	1,212,000	308,457	0.0%
	Cheuk Nang Holdings, Ltd.	679,350	387,905	0.0%
	Chevalier International Holdings, Ltd.	820,989	1,244,350	0.1%
*	China Baofeng International, Ltd.	22,000	8,362	0.0%
*	China Baoli Technologies Holdings, Ltd.	4,825,000	51,660	0.0%
*	China Best Group Holding, Ltd.	8,500,000	88,713	0.0%
*	China Chuanglian Education Financial Group, Ltd.	5,416,000	56,368	0.0%
	China Display Optoelectronics Technology Holdings, Ltd.	4,928,000	425,722	0.0%
*	China Energy Development Holdings, Ltd.	53,782,000	534,955	0.0%
	China Flavors & Fragrances Co., Ltd.	1,771,028	553,548	0.0%
*	China Fortune Financial Group, Ltd.	6,570,000	99,815	0.0%
#	China Goldjoy Group, Ltd.	15,188,000	829,099	0.1%
*	China HKBridge Holdings, Ltd.	103,000	16,648	0.0%
#*	China LNG Group, Ltd.	7,534,001	1,080,393	0.1%
*	China Ludao Technology Co., Ltd.	580,000	98,346	0.0%
*	China Medical & Healthcare Group, Ltd.	42,916,800	1,359,978	0.1%
	China Motor Bus Co., Ltd.	60,600	748,705	0.1%
#*	China Shandong Hi-Speed Financial Group, Ltd.	2,406,000	82,539	0.0%
*	China Soft Power Technology Holdings, Ltd.	27,378,402	313,521	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,182	0.0%
*	China Star Entertainment, Ltd.	1,900,000	67,515	0.0%
#*	China Strategic Holdings, Ltd.	77,781,250	830,664	0.1%
	China Ting Group Holdings, Ltd.	2,565,151	118,858	0.0%
*	China Tonghai International Financial, Ltd.	1,230,000	131,692	0.0%
#	Chinese Estates Holdings, Ltd.	3,081,000	3,998,713	0.2%
*	Chinlink International Holdings, Ltd.	909,800	102,043	0.0%
	Chinney Investments, Ltd.	1,180,000	476,681	0.0%
	Chong Hing Bank, Ltd.	180,000	348,456	0.0%
	Chow Sang Sang Holdings International, Ltd.	2,419,000	4,623,049	0.3%
	CHTC Fong's Industries Co., Ltd.	42,000	8,151	0.0%
	Chuang's China Investments, Ltd.	8,251,407	567,347	0.0%
	Chuang's Consortium International, Ltd.	7,399,043	1,590,845	0.1%
	CITIC Telecom International Holdings, Ltd.	12,575,125	3,295,311	0.2%
#	CK Life Sciences Intl Holdings, Inc.	23,208,000	1,597,597	0.1%
*	CMMB Vision Holdings, Ltd.	9,204,000	160,351	0.0%
	CNQC International Holdings, Ltd.	3,907,500	1,184,333	0.1%
	CNT Group, Ltd.	8,303,264	400,246	0.0%
*	Common Splendor International Health Industry Group, Ltd.	11,440,000	1,109,105	0.1%
*	Continental Holdings, Ltd.	450,000	6,196	0.0%
#	Convenience Retail Asia, Ltd.	142,000	60,591	0.0%
#*	Convoy Global Holdings, Ltd.	38,622,000	616,822	0.0%
*	Cosmopolitan International Holdings, Ltd.	2,120,000	326,282	0.0%
#	Cowell e Holdings, Inc.	3,747,000	809,811	0.1%
*	CP Lotus Corp.	11,880,000	165,636	0.0%
*	Crocodile Garments	2,196,000	220,877	0.0%
	Cross-Harbour Holdings, Ltd. (The)	989,956	1,652,332	0.1%
	CSI Properties, Ltd.	42,546,383	2,480,170	0.1%
*	CST Group, Ltd.	140,296,000	623,872	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Culturecom Holdings, Ltd.	45,000	$2,232	0.0%
	CW Group Holdings, Ltd.	2,804,500	157,202	0.0%
	Dah Sing Banking Group, Ltd.	3,961,516	8,289,256	0.4%
	Dah Sing Financial Holdings, Ltd.	1,540,944	8,985,785	0.5%
*	Daohe Global Group, Ltd.	467,000	18,171	0.0%
#	Dickson Concepts International, Ltd.	1,436,000	682,775	0.0%
#*	Digital Domain Holdings, Ltd.	17,490,000	270,953	0.0%
*	DTXS Silk Road Investment Holdings Co., Ltd.	42,000	23,118	0.0%
	Dynamic Holdings, Ltd.	70,000	67,465	0.0%
	Eagle Nice International Holdings, Ltd.	2,114,000	1,032,955	0.1%
	EcoGreen International Group, Ltd.	1,782,640	386,131	0.0%
*	eForce Holdings, Ltd.	7,072,000	181,302	0.0%
*	Elegance Optical International Holdings, Ltd.	542,000	127,156	0.0%
	Emperor Capital Group, Ltd.	31,527,000	2,003,939	0.1%
	Emperor Entertainment Hotel, Ltd.	4,825,000	1,044,619	0.1%
	Emperor International Holdings, Ltd.	9,506,753	2,756,422	0.2%
	Emperor Watch & Jewellery, Ltd.	28,650,000	1,748,148	0.1%
#	Enerchina Holdings, Ltd.	6,359,700	367,741	0.0%
*	Energy International Investments Holdings, Ltd.	680,000	21,659	0.0%
*	ENM Holdings, Ltd.	14,680,000	1,881,497	0.1%
#*	Esprit Holdings, Ltd.	15,285,850	4,744,441	0.3%
*	eSun Holdings, Ltd.	4,444,000	706,735	0.0%
*	Eternity Investment, Ltd.	830,000	19,014	0.0%
	Fairwood Holdings, Ltd.	781,100	2,984,332	0.2%
	Far East Consortium International, Ltd.	10,197,463	6,060,691	0.3%
*	Far East Holdings International, Ltd.	1,911,000	140,967	0.0%
#*	FIH Mobile, Ltd.	23,091,000	3,584,079	0.2%
	First Pacific Co., Ltd.	11,026,000	5,307,314	0.3%
*	First Shanghai Investments, Ltd.	6,944,000	529,983	0.0%
	Fountain SET Holdings, Ltd.	6,200,000	923,706	0.1%
	Four Seas Mercantile Holdings, Ltd.	610,000	274,985	0.0%
*	Freeman FinTech Corp., Ltd.	71,680,000	802,115	0.1%
#	Future Bright Holdings, Ltd.	3,288,000	452,145	0.0%
*	Future World Financial Holdings, Ltd.	205,723	3,346	0.0%
*	G-Resources Group, Ltd.	184,149,600	2,086,188	0.1%
	Get Nice Financial Group, Ltd.	2,530,600	333,732	0.0%
#	Get Nice Holdings, Ltd.	51,222,000	1,822,535	0.1%
	Giordano International, Ltd.	11,982,000	7,535,726	0.4%
#*	Global Brands Group Holding, Ltd.	42,738,000	2,551,261	0.1%
	Glorious Sun Enterprises, Ltd.	4,328,000	452,034	0.0%
	Gold Peak Industries Holdings, Ltd.	3,029,642	343,681	0.0%
#*	Gold-Finance Holdings, Ltd.	9,410,000	3,189,593	0.2%
	Golden Resources Development International, Ltd.	3,330,500	190,927	0.0%
#*	Good Resources Holdings, Ltd.	9,720,000	256,847	0.0%
#	Goodbaby International Holdings, Ltd.	4,251,000	2,570,726	0.1%
*	GR Properties, Ltd.	2,018,000	214,453	0.0%
	Great Eagle Holdings, Ltd.	728,248	3,550,838	0.2%
*	Greenheart Group, Ltd.	1,069,400	125,003	0.0%
*	Greentech Technology International, Ltd.	6,240,000	83,453	0.0%
*	Group Sense International, Ltd.	3,810,000	246,829	0.0%
	Guangnan Holdings, Ltd.	2,363,600	267,603	0.0%
#	Guotai Junan International Holdings, Ltd.	25,907,797	5,584,009	0.3%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#	Haitong International Securities Group, Ltd.	18,231,067	$8,281,556	0.4%
	Hang Lung Group, Ltd.	91,000	254,798	0.0%
	Hanison Construction Holdings, Ltd.	2,405,649	440,993	0.0%
*	Hao Tian Development Group, Ltd.	19,412,400	666,555	0.0%
	Harbour Centre Development, Ltd.	935,500	1,824,429	0.1%
	High Fashion International, Ltd.	250,000	59,772	0.0%
	HIN Sang Group International Holding Co., Ltd.	74,000	10,572	0.0%
*	HJ Capital International Holdings Co., Ltd.	1,900,000	30,050	0.0%
#	HKBN, Ltd.	4,635,500	7,130,575	0.4%
	HKR International, Ltd.	6,201,536	3,795,886	0.2%
	Hoifu Energy Group, Ltd.	1,884,000	242,536	0.0%
	Hon Kwok Land Investment Co., Ltd.	388,800	216,543	0.0%
#	Hong Kong Aircraft Engineering Co., Ltd.	157,200	1,367,109	0.1%
	Hong Kong Ferry Holdings Co., Ltd.	866,300	968,823	0.1%
#	Hong Kong International Construction Investment Management Group Co., Ltd.	2,762,000	664,871	0.0%
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	107,439	0.0%
#*	Hong Kong Television Network, Ltd.	4,183,751	1,556,593	0.1%
#	Hongkong & Shanghai Hotels, Ltd. (The)	3,203,845	4,560,295	0.2%
	Hongkong Chinese, Ltd.	5,038,000	847,471	0.1%
#	Honma Gold, Ltd.	150,500	154,321	0.0%
	Hop Hing Group Holdings, Ltd.	13,596,000	300,616	0.0%
	Hopewell Holdings, Ltd.	3,604,500	12,343,329	0.7%
#*	Hsin Chong Group Holdings, Ltd.	10,323,403	86,318	0.0%
#	Huarong International Financial Holdings, Ltd.	732,000	130,520	0.0%
#*	Huarong Investment Stock Corp., Ltd.	1,050,000	59,361	0.0%
*	Huisheng International Holdings, Ltd.	2,408,000	68,922	0.0%
	Hung Hing Printing Group, Ltd.	2,872,000	636,995	0.0%
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	12,228,000	4,306,949	0.2%
*	I-CABLE Communications, Ltd.	1,030,000	16,081	0.0%
	IGG, Inc.	8,369,000	10,652,014	0.6%
*	Imagi International Holdings, Ltd.	2,142,300	249,865	0.0%
	International Housewares Retail Co., Ltd.	1,044,000	227,259	0.0%
	IPE Group, Ltd.	3,345,000	567,687	0.0%
#*	IRC, Ltd.	29,662,266	504,216	0.0%
	IT, Ltd.	4,590,532	3,272,584	0.2%
#	ITC Properties Group, Ltd.	5,940,836	1,958,247	0.1%
	Jacobson Pharma Corp., Ltd.	1,534,000	360,960	0.0%
	Johnson Electric Holdings, Ltd.	2,713,250	7,901,443	0.4%
	Kader Holdings Co., Ltd.	788,000	134,250	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	172,417	0.0%
	Karrie International Holdings, Ltd.	2,278,000	333,304	0.0%
#	Keck Seng Investments	878,600	738,227	0.1%
	Kerry Logistics Network, Ltd.	3,110,500	4,336,091	0.2%
	Kin Yat Holdings, Ltd.	130,000	42,514	0.0%
	Kingmaker Footwear Holdings, Ltd.	2,200,955	557,480	0.0%
	Kowloon Development Co., Ltd.	2,625,000	2,952,454	0.2%
*	Kwan On Holdings, Ltd.	2,340,000	257,951	0.0%
	Kwoon Chung Bus Holdings, Ltd.	44,000	24,103	0.0%
	L'Occitane International SA	1,375,500	2,268,511	0.1%
	Lai Sun Development Co., Ltd.	1,952,410	3,254,949	0.2%
	Lai Sun Garment International, Ltd.	673,055	1,006,677	0.1%
	Lam Soon Hong Kong, Ltd.	302,310	563,087	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Landing International Development, Ltd.	139,820,000	$2,127,472	0.1%
	Landsea Green Group Co., Ltd.	2,544,000	314,530	0.0%
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	160,500	65,876	0.0%
#*	LEAP Holdings Group, Ltd.	5,160,000	555,755	0.0%
	Lifestyle International Holdings, Ltd.	2,741,000	5,804,481	0.3%
	Lippo China Resources, Ltd.	20,922,000	551,195	0.0%
	Lippo, Ltd.	1,161,700	557,764	0.0%
	Liu Chong Hing Investment, Ltd.	1,353,200	2,135,675	0.1%
	Luk Fook Holdings International, Ltd.	3,359,000	13,875,297	0.7%
	Luks Group Vietnam Holdings Co., Ltd.	514,913	157,414	0.0%
	Lung Kee Bermuda Holdings	1,609,875	817,965	0.1%
#	Macau Legend Development, Ltd.	18,092,000	2,971,870	0.2%
	Magnificent Hotel Investment, Ltd.	13,170,000	327,519	0.0%
*	Man Sang International, Ltd.	132,000	7,829	0.0%
#	Man Wah Holdings, Ltd.	14,185,600	11,103,779	0.6%
#*	Mason Group Holdings, Ltd.	75,073,399	1,251,424	0.1%
#*	Master Glory Group, Ltd.(BYTP1T9)	50,100,592	343,283	0.0%
*	Master Glory Group, Ltd.(BYTP1T9)	394,860	2,667	0.0%
	Matrix Holdings, Ltd.	1,067,414	362,520	0.0%
*	Maxnerva Technology Services, Ltd.	982,000	151,627	0.0%
*	Mei Ah Entertainment Group, Ltd.	1,080,000	33,965	0.0%
	Meilleure Health International Industry Group, Ltd.	2,118,000	102,223	0.0%
	Melbourne Enterprises, Ltd.	39,500	1,001,695	0.1%
	Melco International Development, Ltd.	98,000	300,625	0.0%
#	Microport Scientific Corp.	2,266,000	2,733,923	0.2%
*	Midas International Holdings, Ltd.	8,740,000	277,838	0.0%
	Midland Holdings, Ltd.	5,254,000	1,420,993	0.1%
*	Midland IC&I, Ltd.	2,591,000	107,443	0.0%
	Ming Fai International Holdings, Ltd.	2,148,000	292,585	0.0%
	Miramar Hotel & Investment	1,047,000	1,971,974	0.1%
	Modern Dental Group, Ltd.	2,131,000	506,854	0.0%
*	Mongolian Mining Corp.	17,058,500	279,268	0.0%
	Morris Holdings, Ltd.	114,000	23,407	0.0%
	NagaCorp, Ltd.	12,168,000	11,020,277	0.6%
	Nameson Holdings, Ltd.	6,032,000	904,912	0.1%
#	Nanfang Communication Holdings, Ltd.	448,000	322,328	0.0%
	Nanyang Holdings, Ltd.	133,500	965,380	0.1%
	National Electronic Hldgs	2,668,600	394,150	0.0%
*	National United Resources Holdings, Ltd.	18,280,000	61,977	0.0%
*	Neo-Neon Holdings, Ltd.	2,337,500	250,028	0.0%
*	New Century Group Hong Kong, Ltd.	13,351,464	225,824	0.0%
*	NEW Concepts Holdings, Ltd.	1,012,000	450,628	0.0%
*	New Sports Group, Ltd.	2,186,000	252,396	0.0%
*	New Times Energy Corp., Ltd.	10,056,600	192,405	0.0%
#*	Newocean Energy Holdings, Ltd.	8,220,000	1,674,887	0.1%
*	Newtree Group Holdings, Ltd.	8,728,000	643,760	0.0%
*	Next Digital, Ltd.	3,875,183	103,659	0.0%
*	Nimble Holdings Co., Ltd.	1,002,000	129,808	0.0%
*	Nine Express, Ltd.	198,000	7,557	0.0%
*	OCI International Holdings, Ltd.	56,000	8,836	0.0%
	On Time Logistics Holdings, Ltd.	104,000	55,144	0.0%
#	OP Financial, Ltd.	5,208,000	2,059,260	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	10,874,706	$663,335	0.0%
	Orient Overseas International, Ltd.	1,123,000	10,931,357	0.6%
	Oriental Watch Holdings	3,224,800	1,034,036	0.1%
*	Pacific Andes International Holdings, Ltd.	19,435,067	67,875	0.0%
*	Pacific Basin Shipping, Ltd.	33,812,000	9,241,516	0.5%
	Pacific Textiles Holdings, Ltd.	6,776,000	5,754,276	0.3%
	Pak Fah Yeow International, Ltd.	5,000	2,194	0.0%
	Paliburg Holdings, Ltd.	3,180,830	1,356,181	0.1%
#*	Paradise Entertainment, Ltd.	3,652,000	422,565	0.0%
	PC Partner Group, Ltd.	1,798,000	1,430,390	0.1%
*	Pearl Oriental Oil, Ltd.	11,849,400	187,375	0.0%
	Pegasus International Holdings, Ltd.	226,000	30,976	0.0%
	Perfect Shape Beauty Technology, Ltd.	2,088,000	421,996	0.0%
#	Pico Far East Holdings, Ltd.	5,886,000	2,382,167	0.1%
*	Pine Technology Holdings, Ltd.	326,000	39,435	0.0%
	Playmates Holdings, Ltd.	7,082,000	963,704	0.1%
	Playmates Toys, Ltd.	6,328,000	652,354	0.0%
	Plover Bay Technologies, Ltd.	2,192,000	364,734	0.0%
#	Pokfulam Development Co.	234,000	547,573	0.0%
	Polytec Asset Holdings, Ltd.	11,473,526	964,859	0.1%
*	PT International Development Co., Ltd.	4,365,150	288,953	0.0%
	Public Financial Holdings, Ltd.	3,166,000	1,351,623	0.1%
*	PuraPharm Corp., Ltd.	137,000	44,985	0.0%
*	PYI Corp., Ltd.	29,673,973	558,134	0.0%
	Qianhai Health Holdings, Ltd.	1,077,499	10,141	0.0%
*	Quali-Smart Holdings, Ltd.	152,000	10,057	0.0%
#*	Realord Group Holdings, Ltd.	3,492,000	2,091,478	0.1%
	Regal Hotels International Holdings, Ltd.	2,915,800	1,812,770	0.1%
*	Regent Pacific Group, Ltd.	9,670,000	496,534	0.0%
#	Regina Miracle International Holdings, Ltd.	2,067,000	1,605,346	0.1%
	SA SA International Holdings, Ltd.	12,668,429	8,025,943	0.4%
	Safety Godown Co., Ltd.	400,000	842,022	0.1%
	SAS Dragon Holdings, Ltd.	2,182,000	721,205	0.0%
#	SEA Holdings, Ltd.	1,669,523	2,325,332	0.1%
#	Shenwan Hongyuan HK, Ltd.	4,291,250	1,137,741	0.1%
*	Shougang Concord Grand Group, Ltd.	1,158,000	28,454	0.0%
	Shun Ho Property Investments, Ltd.	1,254,757	444,318	0.0%
	Shun Tak Holdings, Ltd.	13,739,419	5,607,156	0.3%
#*	Shunten International Holdings, Ltd.	6,064,000	251,030	0.0%
*	Silver base Group Holdings, Ltd.	6,545,515	472,849	0.0%
*	Sincere Watch Hong Kong, Ltd.	4,450,000	63,343	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	243,671	0.0%
	Singamas Container Holdings, Ltd.	12,870,000	1,799,809	0.1%
	SIS International Holdings	34,000	19,686	0.0%
	SITC International Holdings Co., Ltd.	3,929,000	4,377,090	0.2%
#	Sitoy Group Holdings, Ltd.	1,735,000	382,006	0.0%
*	Sky Light Holdings, Ltd.	721,000	67,706	0.0%
#	SmarTone Telecommunications Holdings, Ltd.	4,045,980	4,171,986	0.2%
*	SOCAM Development, Ltd.	2,446,771	684,809	0.0%
#*	Solartech International Holdings, Ltd.	18,880,000	3,028,337	0.2%
*	Solomon Systech International, Ltd.	11,680,000	482,945	0.0%
	Soundwill Holdings, Ltd.	632,000	1,042,086	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	South China Financial Holdings, Ltd.	21,850,000	$83,249	0.0%
*	South China Holdings Co., Ltd.	17,774,503	560,598	0.0%
*	South Sea Petroleum Holdings, Ltd.	1,920,000	10,266	0.0%
	Stella International Holdings, Ltd.	2,040,500	2,514,638	0.1%
	Stelux Holdings International, Ltd.	3,011,400	151,177	0.0%
*	Success Universe Group, Ltd.	6,716,000	256,437	0.0%
#*	Summit Ascent Holdings, Ltd.	8,540,000	816,633	0.1%
	Sun Hing Vision Group Holdings, Ltd.	358,000	145,029	0.0%
	Sun Hung Kai & Co., Ltd.	5,113,429	2,870,793	0.2%
	SUNeVision Holdings, Ltd.	140,000	82,713	0.0%
	Sunwah Kingsway Capital Holdings, Ltd.	9,312,500	113,757	0.0%
*	Synergy Group Holdings International, Ltd.	450,000	99,953	0.0%
	TAI Cheung Holdings, Ltd.	2,143,000	2,428,998	0.1%
	Tai Sang Land Development, Ltd.	781,910	503,827	0.0%
*	Talent Property Group, Ltd.	14,355,000	200,612	0.0%
#	Tan Chong International, Ltd.	1,176,000	434,415	0.0%
#	Tao Heung Holdings, Ltd.	1,468,000	248,647	0.0%
#	Television Broadcasts, Ltd.	2,513,000	7,947,942	0.4%
*	Termbray Industries International Holdings, Ltd.	2,304,900	142,527	0.0%
	Tern Properties Co., Ltd.	51,200	31,902	0.0%
#	Texwinca Holdings, Ltd.	7,082,000	3,020,729	0.2%
*	Theme International Holdings, Ltd.	3,620,000	81,820	0.0%
#	Tian Teck Land, Ltd.	1,024,000	1,214,733	0.1%
	TK Group Holdings, Ltd.	882,000	753,108	0.1%
*	Tom Group, Ltd.	1,386,000	370,256	0.0%
#	Town Health International Medical Group, Ltd.	6,692,000	220,747	0.0%
	Tradelink Electronic Commerce, Ltd.	5,670,000	887,104	0.1%
	Transport International Holdings, Ltd.	1,400,541	4,015,516	0.2%
*	Trinity, Ltd.	8,046,000	878,961	0.1%
*	TSC Group Holdings, Ltd.	3,163,000	233,722	0.0%
#	Tsui Wah Holdings, Ltd.	3,970,000	500,550	0.0%
	Union Medical Healthcare, Ltd.	1,330,097	913,153	0.1%
#	United Laboratories International Holdings, Ltd. (The)	6,090,000	6,332,157	0.3%
*	Universal Technologies Holdings, Ltd.	7,410,000	264,473	0.0%
*	Universe International Financial Holdings, Ltd.	405,000	33,579	0.0%
*	Up Energy Development Group, Ltd.	3,929,000	12,119	0.0%
	Upbest Group, Ltd.	72,000	9,498	0.0%
*	Value Convergence Holdings, Ltd.	5,376,000	908,848	0.1%
#	Value Partners Group, Ltd.	6,886,000	5,414,395	0.3%
	Vanke Property Overseas, Ltd.	49,000	29,437	0.0%
	Vantage International Holdings, Ltd.	3,160,000	326,488	0.0%
	Vedan International Holdings, Ltd.	3,576,000	347,262	0.0%
*	Victory City International Holdings, Ltd.	33,141,660	556,116	0.0%
	Vitasoy International Holdings, Ltd.	5,691,000	18,183,928	1.0%
#	VPower Group International Holdings, Ltd.	1,196,000	491,271	0.0%
*	VS International Group, Ltd.	1,022,000	21,403	0.0%
#	VSTECS Holdings, Ltd.	5,793,600	2,895,474	0.2%
	VTech Holdings, Ltd.	1,076,800	12,411,023	0.7%
	Wai Kee Holdings, Ltd.	7,558,738	3,825,252	0.2%
*	Wan Kei Group Holdings, Ltd.	625,000	97,203	0.0%
	Wang On Group, Ltd.	23,260,000	316,703	0.0%
#*	We Solutions, Ltd.	736,000	110,212	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Win Hanverky Holdings, Ltd.	2,938,000	$254,290	0.0%
*	Winfull Group Holdings, Ltd.	9,512,000	171,791	0.0%
	Wing On Co. International, Ltd.	759,000	2,765,521	0.2%
	Wing Tai Properties, Ltd.	2,127,331	1,792,599	0.1%
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	209,405	0.0%
	Wong's International Holdings, Ltd.	737,641	279,733	0.0%
	Wong's Kong King International	322,000	46,700	0.0%
	Yangtzekiang Garment, Ltd.	592,500	217,696	0.0%
#*	Yat Sing Holdings, Ltd.	1,385,000	50,029	0.0%
	Yau Lee Holdings, Ltd.	424,000	75,565	0.0%
	YGM Trading, Ltd.	447,000	358,641	0.0%
	YT Realty Group, Ltd.	749,000	233,545	0.0%
	Yugang International, Ltd.	90,818,000	2,480,340	0.1%
#*	Yunfeng Financial Group, Ltd.	360,000	220,087	0.0%
*	ZH International Holdings, Ltd.	280,000	8,801	0.0%
TOTAL HONG KONG			508,995,260	26.5%

NEW ZEALAND — (5.2%)
*	a2 Milk Co., Ltd.	729,635	5,650,970	0.3%
	Abano Healthcare Group, Ltd.	32,855	195,837	0.0%
	Air New Zealand, Ltd.	947,745	2,036,489	0.1%
#	Arvida Group, Ltd.	377,153	326,823	0.0%
	Briscoe Group, Ltd.	2,235	5,376	0.0%
#	CBL Corp., Ltd.	52,334	84,272	0.0%
#	Chorus, Ltd.	2,364,083	6,689,767	0.4%
	Colonial Motor Co., Ltd. (The)	144,588	783,285	0.0%
	Comvita, Ltd.	22,618	90,103	0.0%
	EBOS Group, Ltd.	449,499	5,461,957	0.3%
	Evolve Education Group, Ltd.	36,611	14,384	0.0%
#	Freightways, Ltd.	960,640	5,084,560	0.3%
#	Genesis Energy, Ltd.	1,498,445	2,475,827	0.1%
#	Gentrack Group, Ltd.	40,949	197,440	0.0%
	Hallenstein Glasson Holdings, Ltd.	247,244	796,356	0.0%
	Heartland Bank, Ltd.	1,297,373	1,492,447	0.1%
#	Infratil, Ltd.	3,364,517	7,696,659	0.4%
	Investore Property, Ltd.	60,299	60,941	0.0%
	Kathmandu Holdings, Ltd.	729,158	1,437,390	0.1%
	Mainfreight, Ltd.	517,867	9,745,774	0.5%
	Methven, Ltd.	96,877	67,720	0.0%
#	Metlifecare, Ltd.	675,137	2,861,635	0.2%
#	Metro Performance Glass, Ltd.	76,447	48,154	0.0%
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	848,407	0.1%
*	New Zealand Oil & Gas, Ltd.	40,254	16,352	0.0%
	New Zealand Refining Co., Ltd. (The)	726,793	1,200,938	0.1%
	NZME, Ltd.(BD310N3)	16,366	9,191	0.0%
	NZME, Ltd.(BD5W4X2)	945,851	548,508	0.0%
#	NZX, Ltd.	1,036,968	793,397	0.0%
*	Pacific Edge, Ltd.	442,720	86,889	0.0%
#	PGG Wrightson, Ltd.	1,054,162	470,541	0.0%
	Port of Tauranga, Ltd.	1,908,907	6,590,116	0.3%
*	Pushpay Holdings, Ltd.	253,183	716,036	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
	Restaurant Brands New Zealand, Ltd.	608,221	$3,212,346	0.2%
*	Rubicon, Ltd.	1,442,620	283,390	0.0%
	Sanford Ltd/NZ	382,357	1,988,212	0.1%
	Scales Corp., Ltd.	210,802	661,363	0.0%
	Scott Technology, Ltd.	45,734	108,444	0.0%
#	Skellerup Holdings, Ltd.	700,304	943,270	0.1%
#	SKY Network Television, Ltd.	2,080,268	3,659,711	0.2%
	SKYCITY Entertainment Group, Ltd.	4,817,514	13,170,835	0.7%
	Steel & Tube Holdings, Ltd.	441,625	433,414	0.0%
#	Summerset Group Holdings, Ltd.	904,403	4,683,534	0.3%
#*	Synlait Milk, Ltd.	187,523	1,451,462	0.1%
#	Tegel Group Holdings, Ltd.	202,323	160,337	0.0%
	Tilt Renewables, Ltd.	87,581	122,627	0.0%
#	Tourism Holdings, Ltd.	501,527	2,258,046	0.1%
*	Tower, Ltd.	887,040	462,577	0.0%
	Trade Me Group, Ltd.	1,797,165	5,666,870	0.3%
#	Trustpower, Ltd.	153,767	588,251	0.0%
	Turners Automotive Group, Ltd.	13,182	28,558	0.0%
	Vector, Ltd.	1,198,563	2,750,596	0.1%
	Vista Group International, Ltd.	66,825	173,304	0.0%
#	Warehouse Group, Ltd. (The)	698,604	974,053	0.1%
TOTAL NEW ZEALAND			108,365,741	5.6%

SINGAPORE — (9.1%)
*	Abterra, Ltd.	230,320	6,593	0.0%
	Accordia Golf Trust	3,736,300	1,685,267	0.1%
#	AEM Holdings, Ltd.	1,579,000	1,297,639	0.1%
	Amara Holdings, Ltd.	974,800	368,705	0.0%
	Ascendas India Trust	2,502,000	1,854,181	0.1%
*	ASL Marine Holdings, Ltd.	148,950	10,375	0.0%
	Baker Technology, Ltd.	289,580	107,117	0.0%
#	Banyan Tree Holdings, Ltd.	1,145,200	445,268	0.0%
#	Best World International, Ltd.	2,527,050	2,293,827	0.1%
#	Bonvests Holdings, Ltd.	950,000	926,683	0.1%
	Boustead Projects, Ltd.	497,612	296,183	0.0%
	Boustead Singapore, Ltd.	1,848,036	1,057,306	0.1%
#	BreadTalk Group, Ltd.	1,856,800	1,618,384	0.1%
#	Bukit Sembawang Estates, Ltd.	1,014,203	4,301,043	0.2%
	Bund Center Investment, Ltd.	659,825	327,861	0.0%
#	Centurion Corp., Ltd.	1,207,600	384,144	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	2,459,399	2,667,039	0.2%
	China Sunsine Chemical Holdings, Ltd.	1,091,500	1,238,054	0.1%
#	Chip Eng Seng Corp., Ltd.	3,729,600	2,295,528	0.1%
	Chuan Hup Holdings, Ltd.	3,853,500	845,994	0.1%
#	CITIC Envirotech, Ltd.	1,456,400	587,594	0.0%
#*	Cityneon Holdings, Ltd.	511,100	352,014	0.0%
	Civmec, Ltd.	162,700	67,455	0.0%
	ComfortDelGro Corp., Ltd.	2,383,200	4,101,446	0.2%
#*	COSCO Shipping International Singapore Co., Ltd.	7,627,500	2,087,634	0.1%
#*	Creative Technology, Ltd.	372,100	1,521,314	0.1%
#	CSE Global, Ltd.	3,815,400	1,202,998	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Del Monte Pacific, Ltd.	2,449,764	$319,341	0.0%
	Delfi, Ltd.	788,500	725,531	0.0%
#*	Delong Holdings, Ltd.	99,800	384,058	0.0%
	DMX Technologies Group, Ltd.	2,096,000	30,261	0.0%
	Duty Free International, Ltd.	720,700	105,545	0.0%
*	Dyna-Mac Holdings, Ltd.	2,007,300	180,837	0.0%
	Elec & Eltek International Co., Ltd.	163,500	228,283	0.0%
	EnGro Corp., Ltd.	287,900	187,059	0.0%
#*	Ezion Holdings, Ltd.	23,232,278	1,537,116	0.1%
#*	Ezra Holdings, Ltd.	14,272,823	216,769	0.0%
	Far East Orchard, Ltd.	1,110,085	1,082,408	0.1%
#	First Resources, Ltd.	4,909,700	5,611,122	0.3%
	First Sponsor Group, Ltd.	484,727	441,015	0.0%
#	Food Empire Holdings, Ltd.	1,418,200	681,015	0.0%
#*	Fragrance Group, Ltd.	6,077,000	659,817	0.0%
	Fraser and Neave, Ltd.	8,000	11,311	0.0%
#	Frencken Group, Ltd.	1,066,300	362,577	0.0%
	Fu Yu Corp., Ltd.	2,542,400	311,313	0.0%
#*	Gallant Venture, Ltd.	4,992,500	486,015	0.0%
#	Geo Energy Resources, Ltd.	3,495,800	551,446	0.0%
	GK Goh Holdings, Ltd.	1,484,065	1,100,788	0.1%
	GL, Ltd.	3,431,500	1,974,902	0.1%
	Golden Agri-Resources, Ltd.	24,684,500	5,511,537	0.3%
#	Golden Energy & Resources, Ltd.	603,700	154,723	0.0%
	GP Industries, Ltd.	2,567,609	1,309,716	0.1%
#	GuocoLand, Ltd.	1,394,514	2,077,978	0.1%
#	Halcyon Agri Corp., Ltd.	1,718,048	648,608	0.0%
	Hanwell Holdings, Ltd.	1,888,219	290,285	0.0%
#	Haw Par Corp., Ltd.	172,500	1,698,716	0.1%
#	Health Management International, Ltd.	1,542,930	673,929	0.0%
#	Hi-P International, Ltd.	1,409,500	1,223,010	0.1%
#	Hiap Hoe, Ltd.	498,000	323,809	0.0%
	Ho Bee Land, Ltd.	1,611,600	2,800,097	0.2%
	Hong Fok Corp., Ltd.	3,531,394	1,735,080	0.1%
	Hong Leong Asia, Ltd.	896,300	590,607	0.0%
#	Hong Leong Finance, Ltd.	487,400	946,343	0.1%
	Hotel Grand Central, Ltd.	1,531,768	1,536,602	0.1%
	Hour Glass, Ltd. (The)	1,814,832	852,057	0.1%
	Hutchison Port Holdings Trust	11,795,400	3,292,014	0.2%
	Hwa Hong Corp., Ltd.	2,123,500	513,921	0.0%
#	Hyflux, Ltd.	3,707,700	185,385	0.0%
#	iFAST Corp., Ltd.	626,900	486,662	0.0%
#	Indofood Agri Resources, Ltd.	3,498,500	551,597	0.0%
	InnoTek, Ltd.	166,400	43,691	0.0%
	Isetan Singapore, Ltd.	119,000	327,223	0.0%
#	Japfa, Ltd.	2,880,000	1,337,979	0.1%
#	k1 Ventures, Ltd.	1,005,220	72,302	0.0%
	Keppel Infrastructure Trust	10,629,632	4,055,269	0.2%
#	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,464,821	0.1%
	Koh Brothers Group, Ltd.	1,432,000	299,423	0.0%
#	KSH Holdings, Ltd.	1,278,300	608,724	0.0%
	Lee Metal Group, Ltd.	137,900	42,509	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	Lian Beng Group, Ltd.	2,611,200	$966,119	0.1%
	Low Keng Huat Singapore, Ltd.	912,900	412,679	0.0%
#	Lum Chang Holdings, Ltd.	1,094,030	276,935	0.0%
#	M1, Ltd.	2,933,300	3,440,329	0.2%
#	Mandarin Oriental International, Ltd.	1,237,200	2,881,511	0.2%
#*	Marco Polo Marine, Ltd.	3,322,500	73,019	0.0%
#	Memtech International, Ltd.	177,700	163,467	0.0%
	Metro Holdings, Ltd.	2,806,592	2,342,424	0.1%
	Mewah International, Inc.	89,000	18,308	0.0%
	Micro-Mechanics Holdings, Ltd.	300	393	0.0%
#*	Midas Holdings, Ltd.	9,974,000	1,054,133	0.1%
#*	mm2 Asia, Ltd.	1,848,300	595,493	0.0%
*	Nam Cheong, Ltd.	6,557,040	18,288	0.0%
	Nera Telecommunications, Ltd.	1,143,400	264,221	0.0%
	New Toyo International Holdings, Ltd.	1,624,000	274,019	0.0%
#	NSL, Ltd.	409,900	385,285	0.0%
#	OUE, Ltd.	2,104,300	2,408,020	0.1%
#	Oxley Holdings, Ltd.	4,732,756	1,438,765	0.1%
#*	Pacc Offshore Services Holdings, Ltd.	1,132,900	253,257	0.0%
	Pan-United Corp., Ltd.	2,435,750	554,160	0.0%
	Penguin International, Ltd.	446,032	114,229	0.0%
	Perennial Real Estate Holdings, Ltd.	148,900	92,228	0.0%
#	Q&M Dental Group Singapore, Ltd.	2,269,300	849,358	0.1%
	QAF, Ltd.	1,414,056	948,737	0.1%
#*	Raffles Education Corp., Ltd.	5,429,723	687,389	0.0%
#	Raffles Medical Group, Ltd.	5,741,678	4,249,937	0.2%
	RHT Health Trust	3,131,500	1,780,643	0.1%
	Riverstone Holdings, Ltd.	1,246,300	913,977	0.1%
#	Roxy-Pacific Holdings, Ltd.	454,640	161,467	0.0%
	SBS Transit, Ltd.	926,200	1,767,609	0.1%
#	SembCorp Marine, Ltd.	2,913,100	4,339,482	0.2%
	Sheng Siong Group, Ltd.	4,605,200	3,578,110	0.2%
	SHS Holdings, Ltd.	2,304,100	389,597	0.0%
	SIA Engineering Co., Ltd.	973,800	2,242,721	0.1%
#	SIIC Environment Holdings, Ltd.	4,783,320	1,472,553	0.1%
#	Sinarmas Land, Ltd.	6,897,100	1,537,560	0.1%
#	Sing Holdings, Ltd.	1,623,100	504,130	0.0%
	Sing Investments & Finance, Ltd.	324,075	365,897	0.0%
	Singapore Post, Ltd.	11,539,300	10,655,436	0.6%
#	Singapore Press Holdings, Ltd.	7,169,400	13,662,451	0.7%
	Singapore Reinsurance Corp., Ltd.	1,514,530	349,492	0.0%
	Singapore Shipping Corp., Ltd.	1,640,700	337,227	0.0%
	Singapura Finance, Ltd.	348,124	248,656	0.0%
#*	Sino Grandness Food Industry Group, Ltd.	4,336,435	650,542	0.0%
	Stamford Land Corp., Ltd.	3,188,100	1,122,710	0.1%
	StarHub, Ltd.	3,686,000	4,484,200	0.2%
	Straco Corp., Ltd.	130,000	73,447	0.0%
#	Sunningdale Tech, Ltd.	1,117,560	1,044,401	0.1%
*	SunVic Chemical Holdings, Ltd.	841,445	13,781	0.0%
#*	Swiber Holdings, Ltd.	2,895,250	43,349	0.0%
#*	Thomson Medical Group, Ltd.	4,294,500	251,287	0.0%
*	Tiong Woon Corp. Holding, Ltd.	228,100	51,079	0.0%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
# Tuan Sing Holdings, Ltd.	4,868,495	$1,460,263	0.1%
# UMS Holdings, Ltd.	3,502,675	2,121,289	0.1%
United Engineers, Ltd.	3,318,328	6,838,099	0.4%
United Industrial Corp., Ltd.	155,269	370,099	0.0%
United Overseas Insurance, Ltd.	181,850	920,758	0.1%
UOB-Kay Hian Holdings, Ltd.	2,086,021	1,943,660	0.1%
UPP Holdings, Ltd.	3,076,900	498,045	0.0%
# Valuetronics Holdings, Ltd.	2,410,850	1,172,023	0.1%
Vibrant Group, Ltd.	2,058,620	496,254	0.0%
Vicom, Ltd.	119,500	533,145	0.0%
Wee Hur Holdings, Ltd.	2,769,000	458,991	0.0%
Wheelock Properties Singapore, Ltd.	1,997,800	2,386,740	0.1%
Wing Tai Holdings, Ltd.	3,551,467	5,180,307	0.3%
Xinghua Port Holdings, Ltd.	2,435,750	297,502	0.0%
Yeo Hiap Seng, Ltd.	223,731	165,786	0.0%
YHI International, Ltd.	176,200	58,159	0.0%
#* Yongnam Holdings, Ltd.	2,917,700	577,720	0.0%
Zhongmin Baihui Retail Group, Ltd.	26,900	16,486	0.0%
TOTAL SINGAPORE		189,090,625	9.8%
TOTAL COMMON STOCKS		1,915,193,298	99.6%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* oOh!media, Ltd.	266,500	—	0.0%

HONG KONG — (0.0%)
* Champion Technology Holdings, Ltd. 07/11/18	432,127	2,258	0.0%
* Enerchina Holdings, Ltd. 07/13/18	6,002,700	3,826	0.0%
* GR Properties, Ltd. 07/16/18	795,000	3,040	0.0%
TOTAL HONG KONG		9,124	0.0%

SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	7,554,827	—	0.0%
* Thomson Medical Group, Ltd. Warrants 04/24/19	8,589,000	18,912	0.0%
TOTAL SINGAPORE		18,912	0.0%
TOTAL RIGHTS/WARRANTS		28,036	0.0%
TOTAL INVESTMENT SECURITIES		1,915,221,334

		Value†
SECURITIES LENDING COLLATERAL — (7.8%)
§@ DFA Short Term Investment Fund	14,062,831	162,721,016	8.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,011,387,179)^		$2,077,942,350	108.1%

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (96.3%)
Consumer Discretionary — (23.1%)
	4imprint Group P.L.C.	109,708	$2,491,273	0.1%
	888 Holdings P.L.C.	1,581,390	5,625,466	0.2%
	AA P.L.C.	3,246,551	5,311,772	0.2%
	B&M European Value Retail SA	3,912,624	20,785,287	0.9%
	Bellway P.L.C.	702,602	27,756,848	1.2%
	Bloomsbury Publishing P.L.C.	311,604	968,532	0.0%
	Bovis Homes Group P.L.C.	933,629	14,077,000	0.6%
	Card Factory P.L.C.	1,228,787	3,189,883	0.1%
*	Carpetright P.L.C.	406,341	153,946	0.0%
#	Centaur Media P.L.C.	537,905	340,205	0.0%
	Cineworld Group P.L.C.	6,296,220	21,975,849	0.9%
	Connect Group P.L.C.	1,312,384	537,122	0.0%
	Countryside Properties P.L.C.	1,337,928	6,061,061	0.3%
	Crest Nicholson Holdings P.L.C.	1,693,312	8,685,668	0.4%
#	Daily Mail & General Trust P.L.C.	1,699,883	16,600,324	0.7%
#	Debenhams P.L.C.	6,862,458	1,348,149	0.1%
	DFS Furniture P.L.C.	914,660	2,480,979	0.1%
	Dignity P.L.C.	288,661	3,828,044	0.2%
	Dixons Carphone P.L.C.	5,013,241	12,302,590	0.5%
	Domino's Pizza Group P.L.C.	2,666,094	12,167,865	0.5%
	Dunelm Group P.L.C.	506,904	3,371,045	0.1%
*	EI Group P.L.C.	3,254,622	6,248,254	0.3%
	Entertainment One, Ltd.	1,789,090	8,652,481	0.4%
	Euromoney Institutional Investor P.L.C.	274,153	4,841,631	0.2%
*	Findel P.L.C.	239,314	886,314	0.0%
	Fuller Smith & Turner P.L.C. Class A	140,561	1,757,788	0.1%
*	Future P.L.C.	44,467	306,233	0.0%
*	GAME Digital P.L.C.	15,397	7,801	0.0%
	Games Workshop Group P.L.C.	160,103	6,312,897	0.3%
#	Greene King P.L.C.	1,857,398	14,069,916	0.6%
	Greggs P.L.C.	594,391	7,795,027	0.3%
	GVC CVR	6,643,757	949,585	0.0%
	GVC Holdings P.L.C.	1,893,627	26,185,011	1.1%
	Gym Group P.L.C. (The)	561,443	2,044,487	0.1%
	Halfords Group P.L.C.	1,287,580	5,880,518	0.2%
	Headlam Group P.L.C.	470,006	3,032,361	0.1%
	Henry Boot P.L.C.	456,365	1,762,561	0.1%
	Hollywood Bowl Group P.L.C.	134,532	403,759	0.0%
	Hostelworld Group P.L.C.	162,607	675,927	0.0%
	Huntsworth P.L.C.	1,160,709	1,843,657	0.1%
	Inchcape P.L.C.	2,685,031	27,603,499	1.1%
	Informa P.L.C.	2,557,081	28,107,633	1.2%
	ITE Group P.L.C.	1,532,117	1,615,444	0.1%
	J D Wetherspoon P.L.C.	481,928	8,000,151	0.3%
*	Jackpotjoy P.L.C.	326,591	4,131,879	0.2%
	JD Sports Fashion P.L.C.	2,289,045	13,263,812	0.5%
#	John Menzies P.L.C.	476,199	3,930,948	0.2%
	Lookers P.L.C.	1,879,684	2,688,233	0.1%
	Marston's P.L.C.	4,299,273	5,635,288	0.2%
	McCarthy & Stone P.L.C.	1,806,265	2,331,876	0.1%
	Merlin Entertainments P.L.C.	2,913,087	14,852,934	0.6%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Millennium & Copthorne Hotels P.L.C.	995,879	$6,966,465	0.3%
	Mitchells & Butlers P.L.C.	1,316,012	4,505,225	0.2%
	MJ Gleeson P.L.C.	197,852	2,066,415	0.1%
#*	Mothercare P.L.C.	771,640	303,267	0.0%
	Motorpoint group P.L.C.	31,635	96,857	0.0%
	N Brown Group P.L.C.	1,083,230	2,418,433	0.1%
*	Ocado Group P.L.C.	2,765,277	37,371,053	1.6%
#	On the Beach Group P.L.C.	602,035	3,970,877	0.2%
	Pendragon P.L.C.	7,409,563	2,390,617	0.1%
	Pets at Home Group P.L.C.	1,657,371	2,827,646	0.1%
	Photo-Me International P.L.C.	1,345,530	1,808,228	0.1%
	Playtech P.L.C.	1,673,885	16,598,006	0.7%
	Rank Group P.L.C.	866,364	2,180,097	0.1%
	Redrow P.L.C.	1,446,739	10,163,765	0.4%
	Restaurant Group P.L.C. (The)	1,185,444	4,390,050	0.2%
	Revolution Bars Group P.L.C.	17,764	34,111	0.0%
	Sportech P.L.C.	408,363	439,853	0.0%
*	Sports Direct International P.L.C.	1,322,983	6,960,569	0.3%
	SSP Group P.L.C.	2,417,539	20,171,146	0.8%
	St. Ives P.L.C.	839,218	1,137,047	0.0%
	STV Group P.L.C.	4,868	28,632	0.0%
	Superdry P.L.C.	347,061	5,129,407	0.2%
	Tarsus Group P.L.C.	235,829	887,366	0.0%
	Ted Baker P.L.C.	158,643	4,501,834	0.2%
	Thomas Cook Group P.L.C.	8,687,680	12,310,960	0.5%
	Topps Tiles P.L.C.	925,429	783,013	0.0%
	Trinity Mirror P.L.C.	1,782,656	1,802,677	0.1%
	Vitec Group P.L.C. (The)	181,545	3,135,996	0.1%
	WH Smith P.L.C.	687,183	18,088,069	0.8%
	William Hill P.L.C.	5,838,359	23,318,239	1.0%
Total Consumer Discretionary			572,662,733	23.8%

Consumer Staples — (4.2%)
	A.G. Barr P.L.C.	677,750	6,147,447	0.3%
	Anglo-Eastern Plantations P.L.C.	107,628	980,123	0.0%
	Britvic P.L.C.	1,368,941	14,037,039	0.6%
	Carr's Group P.L.C.	343,111	665,099	0.0%
	Cranswick P.L.C.	306,315	13,603,631	0.6%
	Dairy Crest Group P.L.C.	934,749	6,048,706	0.2%
	Devro P.L.C.	968,275	2,544,538	0.1%
	Greencore Group P.L.C.	3,643,038	8,919,881	0.4%
	Hilton Food Group P.L.C.	120,812	1,586,882	0.1%
	McBride P.L.C.	1,090,323	1,920,872	0.1%
	McColl's Retail Group P.L.C.	115,965	320,656	0.0%
*	Premier Foods P.L.C.	4,937,259	2,460,559	0.1%
	PZ Cussons P.L.C.	1,596,632	4,740,504	0.2%
*	REA Holdings P.L.C.	50,639	228,275	0.0%
	Stock Spirits Group P.L.C.	1,032,160	3,097,260	0.1%
	Tate & Lyle P.L.C.	2,817,200	23,975,381	1.0%
	Tesco P.L.C.	3,743,058	12,664,991	0.5%
Total Consumer Staples			103,941,844	4.3%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (4.9%)
	Anglo Pacific Group P.L.C.	886,534	$1,668,775	0.1%
#*	Cairn Energy P.L.C.	3,823,357	12,554,228	0.5%
*	EnQuest P.L.C.	6,334,413	2,937,223	0.1%
*	Gulf Keystone Petroleum, Ltd.	1,105,255	3,646,025	0.1%
*	Gulf Marine Services P.L.C.	122,883	67,720	0.0%
*	Hunting P.L.C.	897,941	9,180,214	0.4%
	James Fisher & Sons P.L.C.	278,743	6,425,688	0.3%
	John Wood Group P.L.C.	3,103,490	25,628,620	1.0%
*	Lamprell P.L.C.	1,219,262	1,517,613	0.1%
*	Nostrum Oil & Gas P.L.C.	184,064	469,044	0.0%
*	Ophir Energy P.L.C.	4,489,031	2,991,751	0.1%
	Petrofac, Ltd.	1,465,190	11,255,660	0.5%
*	Premier Oil P.L.C.	4,783,713	8,088,982	0.3%
	Soco International P.L.C.	1,265,317	1,609,639	0.1%
	Stobart Group, Ltd.	1,402,374	4,248,587	0.2%
*	Tullow Oil P.L.C.	8,841,053	28,447,315	1.2%
Total Energy			120,737,084	5.0%

Financials — (14.9%)
#	Arrow Global Group P.L.C.	964,887	3,073,044	0.1%
	Ashmore Group P.L.C.	2,065,004	10,124,232	0.4%
	Bank of Georgia Group P.L.C.	236,037	5,854,088	0.2%
	Beazley P.L.C.	3,286,678	25,327,129	1.1%
	Brewin Dolphin Holdings P.L.C.	1,701,698	7,954,261	0.3%
	Charles Stanley Group P.L.C.	122,025	606,935	0.0%
#	Charles Taylor P.L.C.	206,958	857,680	0.0%
	Chesnara P.L.C.	717,229	3,419,990	0.1%
	Close Brothers Group P.L.C.	947,184	18,490,763	0.8%
	CMC Markets P.L.C.	680,129	1,783,452	0.1%
#	CYBG P.L.C.	4,059,115	17,005,637	0.7%
	esure Group P.L.C.	1,683,935	4,815,573	0.2%
*	Georgia Capital P.L.C.	236,037	3,208,552	0.1%
	Hansard Global P.L.C.	16,468	13,124	0.0%
	Hastings Group Holdings P.L.C.	1,122,422	3,761,287	0.2%
	Hiscox, Ltd.	1,516,230	30,429,204	1.3%
	IG Group Holdings P.L.C.	2,208,193	25,038,841	1.0%
	Intermediate Capital Group P.L.C.	1,502,893	21,772,260	0.9%
	International Personal Finance P.L.C.	1,264,200	3,396,210	0.1%
#*	IP Group P.L.C.	2,198,731	3,665,620	0.2%
	Jardine Lloyd Thompson Group P.L.C.	774,776	13,086,112	0.6%
	Jupiter Fund Management P.L.C.	2,350,436	13,780,400	0.6%
	Just Group P.L.C.	3,520,684	6,261,030	0.3%
	Lancashire Holdings, Ltd.	1,282,678	9,584,870	0.4%
	Man Group P.L.C.	10,726,074	24,864,262	1.0%
#*	Metro Bank P.L.C.	58,108	2,472,133	0.1%
	NEX Group P.L.C.	1,743,102	23,562,831	1.0%
	Non-Standard Finance P.L.C.	215,168	173,196	0.0%
	OneSavings Bank P.L.C.	919,906	4,964,117	0.2%
	Paragon Banking Group P.L.C.	1,686,186	10,631,502	0.4%
	Phoenix Group Holdings	2,294,926	20,436,362	0.9%
*	Provident Financial P.L.C.	353,503	2,789,125	0.1%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Rathbone Brothers P.L.C.	270,774	$9,239,694	0.4%
	River & Mercantile Group P.L.C.	10,512	37,072	0.0%
	S&U P.L.C.	20,417	687,229	0.0%
	Saga P.L.C.	5,752,086	9,515,938	0.4%
	TP ICAP P.L.C.	3,254,964	18,059,271	0.8%
	Virgin Money Holdings UK P.L.C.	1,617,711	7,788,463	0.3%
	Waterloo Investment Holdings, Ltd.	4,000	206	0.0%
Total Financials			368,531,695	15.3%

Health Care — (3.3%)
*	BTG P.L.C.	2,027,017	13,756,875	0.6%
	Cambian Group P.L.C.	559,761	1,121,721	0.0%
#*	Circassia Pharmaceuticals P.L.C.	498,540	552,866	0.0%
	Consort Medical P.L.C.	283,200	4,447,824	0.2%
	Dechra Pharmaceuticals P.L.C.	146,225	5,351,425	0.2%
	Genus P.L.C.	275,910	9,570,261	0.4%
	Hikma Pharmaceuticals P.L.C.	557,610	10,998,618	0.5%
*	Indivior P.L.C.	4,141,064	20,852,311	0.9%
	Integrated Diagnostics Holdings P.L.C.	330,094	1,520,859	0.1%
	Mediclinic International P.L.C.	317,838	2,201,932	0.1%
	Spire Healthcare Group P.L.C.	1,285,215	4,238,886	0.2%
	UDG Healthcare P.L.C.	314,515	3,417,939	0.1%
*	Vectura Group P.L.C.	3,637,945	3,738,852	0.1%
Total Health Care			81,770,369	3.4%

Industrials — (25.4%)
	Aggreko P.L.C.	1,404,819	12,500,599	0.5%
	Air Partner P.L.C.	253,425	369,904	0.0%
	Alumasc Group P.L.C. (The)	573	1,021	0.0%
	Avon Rubber P.L.C.	163,246	3,077,417	0.1%
	Babcock International Group P.L.C.	2,030,798	21,819,845	0.9%
	Balfour Beatty P.L.C.	4,202,276	15,684,423	0.7%
	BBA Aviation P.L.C.	6,807,360	30,539,017	1.3%
	Biffa P.L.C.	500,241	1,643,199	0.1%
	Bodycote P.L.C.	1,208,134	15,550,307	0.6%
	Braemar Shipping Services P.L.C.	141,381	482,893	0.0%
	Capita P.L.C.	4,141,438	8,704,737	0.4%
#	Carillion P.L.C.	2,236,594	333,016	0.0%
	Castings P.L.C.	157,637	852,460	0.0%
	Chemring Group P.L.C.	1,688,550	4,957,226	0.2%
	Clarkson P.L.C.	137,976	4,179,896	0.2%
	Clipper Logistics P.L.C.	123,060	685,425	0.0%
*	Cobham P.L.C.	13,168,767	22,267,363	0.9%
	Communisis P.L.C.	1,085,623	763,549	0.0%
	Costain Group P.L.C.	628,638	3,645,642	0.2%
	De La Rue P.L.C.	662,727	4,866,282	0.2%
#*	Dialight P.L.C.	102,467	679,865	0.0%
	Diploma P.L.C.	674,382	11,632,451	0.5%
*	Firstgroup P.L.C.	7,315,687	8,013,928	0.3%
*	Flybe Group P.L.C.	616,871	332,362	0.0%
	G4S P.L.C.	937,231	3,301,327	0.1%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Galliford Try P.L.C.	644,891	$7,403,527	0.3%
	Go-Ahead Group P.L.C.	260,989	5,452,653	0.2%
	Goodwin P.L.C.	383	9,651	0.0%
#	Grafton Group P.L.C.	1,383,469	14,495,529	0.6%
	Harvey Nash Group P.L.C.	29,146	44,993	0.0%
	Hays P.L.C.	9,271,765	22,768,642	0.9%
	Hogg Robinson Group P.L.C.	182,016	286,749	0.0%
	HomeServe P.L.C.	1,540,342	18,218,966	0.8%
	Howden Joinery Group P.L.C.	4,166,656	29,382,942	1.2%
	IMI P.L.C.	1,419,616	21,125,342	0.9%
#*	Interserve P.L.C.	924,810	774,152	0.0%
	IWG P.L.C.	3,471,531	14,588,014	0.6%
	John Laing Group P.L.C.	1,789,254	6,486,364	0.3%
	Keller Group P.L.C.	464,193	6,192,114	0.3%
#	Kier Group P.L.C.	581,723	7,357,125	0.3%
	Management Consulting Group P.L.C.(BFWFZT1)	1,541,807	35,609	0.0%
*	Management Consulting Group P.L.C.(0197902)	788,035	28,725	0.0%
	Mears Group P.L.C.	751,984	3,391,926	0.1%
	Meggitt P.L.C.	4,709,380	30,560,089	1.3%
	Melrose Industries P.L.C.	7,350,451	20,567,029	0.9%
#	Mitie Group P.L.C.	2,122,246	4,367,040	0.2%
	Morgan Advanced Materials P.L.C.	1,627,460	7,007,538	0.3%
	Morgan Sindall Group P.L.C.	227,954	4,322,138	0.2%
	National Express Group P.L.C.	2,765,560	14,602,429	0.6%
	Norcros P.L.C.	96,501	272,979	0.0%
	Northgate P.L.C.	831,898	4,454,608	0.2%
	Pagegroup P.L.C.	2,035,829	15,095,725	0.6%
	PayPoint P.L.C.	339,717	4,185,371	0.2%
	Polypipe Group P.L.C.	1,210,218	6,132,254	0.3%
	Porvair P.L.C.	13,575	87,368	0.0%
	QinetiQ Group P.L.C.	3,422,552	12,147,094	0.5%
	Renewi P.L.C.	4,064,738	4,183,775	0.2%
#*	Renold P.L.C.	193,435	73,189	0.0%
	Rentokil Initial P.L.C.	210,086	968,629	0.0%
	Ricardo P.L.C.	291,419	3,695,527	0.2%
	Robert Walters P.L.C.	381,498	3,538,423	0.1%
	Rotork P.L.C.	5,076,151	22,356,136	0.9%
	Royal Mail P.L.C.	1,051,386	6,994,790	0.3%
	RPS Group P.L.C.	1,379,834	4,662,551	0.2%
	Senior P.L.C.	2,564,606	10,253,537	0.4%
*	Serco Group P.L.C.	70,112	91,392	0.0%
	Severfield P.L.C.	1,267,641	1,432,253	0.1%
	SIG P.L.C.	3,729,465	6,847,233	0.3%
	Speedy Hire P.L.C.	2,890,361	2,400,458	0.1%
	Spirax-Sarco Engineering P.L.C.	198,612	17,031,687	0.7%
	Stagecoach Group P.L.C.	2,187,163	4,071,514	0.2%
	Sthree P.L.C.	580,839	2,791,588	0.1%
	T Clarke P.L.C.	147,457	157,299	0.0%
	Travis Perkins P.L.C.	1,220,434	22,869,324	1.0%
	Trifast P.L.C.	479,609	1,560,377	0.1%
#	Tyman P.L.C.	767,211	3,334,658	0.1%
	Ultra Electronics Holdings P.L.C.	434,847	9,460,607	0.4%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Vesuvius P.L.C.	1,477,677	$11,615,921	0.5%
*	Volex P.L.C.	307,047	302,779	0.0%
	Volution Group P.L.C.	256,540	665,372	0.0%
	Vp P.L.C.	159,998	2,175,963	0.1%
	Weir Group P.L.C. (The)	449,075	11,793,716	0.5%
	Wilmington P.L.C.	334,384	1,063,211	0.0%
	Wincanton P.L.C.	708,602	2,428,975	0.1%
*	Wizz Air Holdings P.L.C.	129,496	6,132,393	0.3%
	XP Power, Ltd.	87,624	4,068,060	0.2%
Total Industrials			627,750,176	26.1%

Information Technology — (8.9%)
	Auto Trader Group P.L.C.	5,234,600	29,336,755	1.2%
	AVEVA Group P.L.C.	416,682	14,734,636	0.6%
	Computacenter P.L.C.	408,069	7,774,440	0.3%
	DiscoverIE Group P.L.C.	375,540	2,157,703	0.1%
	Electrocomponents P.L.C.	2,880,341	28,714,885	1.2%
	Equiniti Group P.L.C.	1,581,682	5,133,981	0.2%
	FDM Group Holdings P.L.C.	188,153	2,430,284	0.1%
	Fidessa Group P.L.C.	217,048	11,055,706	0.5%
	Gocompare.Com Group P.L.C.	1,751,211	3,019,482	0.1%
	Halma P.L.C.	919,045	16,548,605	0.7%
	Kainos Group P.L.C.	169,970	896,568	0.0%
	Moneysupermarket.com Group P.L.C.	2,650,925	11,003,953	0.5%
	NCC Group P.L.C.	1,389,618	3,739,206	0.2%
	Oxford Instruments P.L.C.	314,473	4,150,180	0.2%
	Renishaw P.L.C.	226,970	15,822,318	0.7%
	Rightmove P.L.C.	224,417	15,687,294	0.6%
	RM P.L.C.	336,909	991,085	0.0%
	SDL P.L.C.	437,707	2,499,144	0.1%
	Softcat P.L.C.	609,319	6,147,949	0.3%
	Spectris P.L.C.	560,293	19,250,757	0.8%
	Spirent Communications P.L.C.	3,394,920	5,194,411	0.2%
	TT Electronics P.L.C.	914,635	2,929,642	0.1%
	Xaar P.L.C.	386,193	1,215,786	0.1%
	ZPG P.L.C.	1,526,071	9,812,922	0.4%
Total Information Technology			220,247,692	9.2%

Materials — (6.5%)
*	Acacia Mining P.L.C.	900,534	1,487,672	0.1%
*	Carclo P.L.C.	238,794	254,308	0.0%
	Centamin P.L.C.	6,191,392	9,707,699	0.4%
	DS Smith P.L.C.	309,944	2,123,632	0.1%
	Elementis P.L.C.	2,827,931	9,408,321	0.4%
	Essentra P.L.C.	1,552,921	9,831,633	0.4%
	Evraz P.L.C.	1,584,820	10,577,763	0.4%
	Ferrexpo P.L.C.	1,750,724	4,209,650	0.2%
	Forterra P.L.C.	886,556	3,583,743	0.1%
*	Gem Diamonds, Ltd.	679,902	1,088,783	0.0%
	Hill & Smith Holdings P.L.C.	460,382	8,955,639	0.4%
	Hochschild Mining P.L.C.	1,550,805	3,892,926	0.2%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
Ibstock P.L.C.	2,225,573	$8,769,578	0.4%
* KAZ Minerals P.L.C.	1,231,175	13,608,138	0.6%
#* Lonmin P.L.C.	1,584,135	877,819	0.0%
Low & Bonar P.L.C.	1,194,255	764,107	0.0%
Marshalls P.L.C.	1,166,348	6,255,345	0.2%
#* Petra Diamonds, Ltd.	5,332,777	3,951,920	0.2%
* Petropavlovsk P.L.C.	13,841,290	1,453,089	0.1%
RPC Group P.L.C.	2,358,548	23,221,527	1.0%
Synthomer P.L.C.	1,603,807	11,113,285	0.4%
Vedanta Resources P.L.C.	464,934	3,945,372	0.2%
Victrex P.L.C.	570,786	21,852,327	0.9%
Zotefoams P.L.C.	93,537	647,348	0.0%
Total Materials		161,581,624	6.7%

Real Estate — (2.4%)
Capital & Counties Properties P.L.C.	4,280,670	16,192,611	0.7%
CLS Holdings P.L.C.	420,198	1,266,025	0.1%
* Countrywide P.L.C.	772,337	383,966	0.0%
Daejan Holdings P.L.C.	42,790	3,311,698	0.1%
Foxtons Group P.L.C.	1,145,927	857,529	0.0%
Grainger P.L.C.	2,874,831	11,657,400	0.5%
Harworth Group P.L.C.	30,680	51,013	0.0%
Helical P.L.C.	654,139	2,927,140	0.1%
LSL Property Services P.L.C.	385,663	1,354,204	0.1%
* Raven Russia, Ltd.	992,414	580,416	0.0%
Savills P.L.C.	859,723	9,849,752	0.4%
St. Modwen Properties P.L.C.	1,239,753	6,861,266	0.3%
U & I Group P.L.C.	818,567	2,484,654	0.1%
Urban & Civic P.L.C.	100,452	456,998	0.0%
Total Real Estate		58,234,672	2.4%

Telecommunication Services — (1.0%)
Inmarsat P.L.C.	2,371,810	17,150,940	0.7%
KCOM Group P.L.C.	3,365,144	4,307,587	0.2%
# TalkTalk Telecom Group P.L.C.	2,658,372	3,669,914	0.1%
Total Telecommunication Services		25,128,441	1.0%

Utilities — (1.7%)
Drax Group P.L.C.	2,584,977	11,150,309	0.5%
Pennon Group P.L.C.	2,384,512	24,937,307	1.0%
Telecom Plus P.L.C.	340,923	5,053,715	0.2%
Total Utilities		41,141,331	1.7%
TOTAL COMMON STOCKS		2,381,727,661	98.9%

RIGHTS/WARRANTS — (0.1%)
* ITE Group P.L.C.	2,681,205	845,707	0.1%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
* Phoenix Group Holdings	1,070,965	$2,333,252	0.1%
TOTAL RIGHTS/WARRANTS		3,178,959	0.2%
TOTAL INVESTMENT SECURITIES		2,384,906,620

		Value†
SECURITIES LENDING COLLATERAL — (3.6%)
§@ DFA Short Term Investment Fund	7,773,575	89,948,037	3.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,121,931,552)^^		$2,474,854,657	102.8%
TOTAL INVESTMENT SECURITIES		—

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.8%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	18,567	$1,909,296	0.0%
	ANDRITZ AG	351,021	18,604,563	0.3%
	Atrium European Real Estate, Ltd.	842,447	3,817,341	0.1%
#	Austria Technologie & Systemtechnik AG	162,266	2,997,308	0.1%
	CA Immobilien Anlagen AG	456,686	15,211,928	0.3%
#	DO & CO AG	44,189	2,616,118	0.1%
	EVN AG	223,351	4,164,359	0.1%
#*	FACC AG	160,236	2,976,152	0.1%
	Flughafen Wien AG	21,758	810,143	0.0%
#	IMMOFINANZ AG	552,079	13,121,779	0.2%
	Josef Manner & Co. AG	870	65,639	0.0%
	Kapsch TrafficCom AG	33,915	1,528,908	0.0%
	Lenzing AG	80,886	9,736,641	0.2%
	Mayr Melnhof Karton AG	50,709	6,838,861	0.1%
	Oberbank AG	44,604	4,584,407	0.1%
	Oesterreichische Post AG	202,551	9,230,698	0.2%
#	Palfinger AG	93,230	3,526,619	0.1%
#	POLYTEC Holding AG	103,266	1,478,484	0.0%
#	Porr AG	69,512	2,337,727	0.0%
	Raiffeisen Bank International AG	227,251	6,962,817	0.1%
#	Rosenbauer International AG	19,459	1,067,255	0.0%
	S IMMO AG	345,038	6,732,626	0.1%
	Schoeller-Bleckmann Oilfield Equipment AG	70,751	8,491,694	0.1%
#*	Semperit AG Holding	68,546	1,271,010	0.0%
	Strabag SE	105,913	4,144,358	0.1%
	Telekom Austria AG	952,927	7,936,742	0.1%
	UBM Development AG	12,744	606,549	0.0%
#	UNIQA Insurance Group AG	884,255	8,123,909	0.1%
	Verbund AG	258,436	8,339,714	0.1%
	Vienna Insurance Group AG Wiener Versicherung Gruppe	219,230	5,963,615	0.1%
	Wienerberger AG	617,965	15,414,315	0.3%
#	Zumtobel Group AG	173,368	1,325,543	0.0%
TOTAL AUSTRIA			181,937,118	3.1%

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	150,650	25,900,831	0.4%
*	AGFA-Gevaert NV	1,218,771	5,108,244	0.1%
#*	Argenx SE	59,756	5,027,626	0.1%
	Atenor	14,161	792,901	0.0%
	Banque Nationale de Belgique	87	276,261	0.0%
	Barco NV	67,758	8,270,229	0.1%
#	Bekaert SA	227,640	7,375,804	0.1%
#*	Biocartis NV	178,269	2,534,550	0.1%
	bpost SA	503,661	7,949,767	0.1%
#*	Celyad SA	42,198	1,247,697	0.0%
	Cie d'Entreprises CFE	48,913	6,046,144	0.1%
#	Cie Immobiliere de Belgique SA	16,692	1,023,848	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	623,817	0.0%
	D'ieteren SA	156,145	6,483,262	0.1%
	Deceuninck NV	409,000	1,248,157	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
	Econocom Group SA	753,960	$4,144,629	0.1%
	Elia System Operator SA	171,886	10,684,480	0.2%
#	Euronav NV	822,415	7,537,289	0.1%
	EVS Broadcast Equipment SA	75,122	1,720,753	0.0%
#*	Exmar NV	199,925	1,413,382	0.0%
	Fagron	262,019	4,468,518	0.1%
*	Galapagos NV(B07MXC1)	84,250	7,766,682	0.1%
*	Galapagos NV(B07Q2V5)	220,186	20,278,569	0.4%
	Gimv NV	83,859	5,106,458	0.1%
#*	Ion Beam Applications	115,719	3,083,563	0.1%
	Jensen-Group NV	18,696	752,899	0.0%
	Kinepolis Group NV	94,699	5,995,672	0.1%
#	Lotus Bakeries	1,534	4,279,579	0.1%
#*	MDxHealth	228,398	1,025,984	0.0%
	Melexis NV	113,154	10,475,415	0.2%
#*	Nyrstar NV	745,540	3,985,204	0.1%
#	Ontex Group NV	485,473	10,639,996	0.2%
	Orange Belgium SA	179,876	3,031,475	0.1%
	Picanol	28,690	2,957,333	0.1%
	Recticel SA	262,300	2,975,149	0.1%
	Resilux	5,665	942,302	0.0%
*	Roularta Media Group NV	18,421	461,692	0.0%
	Sioen Industries NV	50,085	1,584,869	0.0%
	Sipef SA	34,715	2,413,962	0.1%
	TER Beke SA	3,419	666,496	0.0%
*	Tessenderlo Group SA	213,754	8,322,090	0.1%
*	ThromboGenics NV	221,951	1,825,227	0.0%
	Umicore SA	636,211	36,319,648	0.6%
	Van de Velde NV	35,498	1,288,008	0.0%
*	Viohalco SA	583,796	2,334,150	0.0%
TOTAL BELGIUM			248,390,611	4.2%

DENMARK — (5.1%)
#*	ALK-Abello A.S.	39,582	6,595,627	0.1%
	Alm Brand A.S.	562,935	5,516,972	0.1%
	Ambu A.S. Class B	919,394	30,927,952	0.5%
	Arkil Holding A.S. Class B	504	95,542	0.0%
*	Bang & Olufsen A.S.	256,627	5,553,307	0.1%
	BankNordik P/F	10,800	186,203	0.0%
#*	Bavarian Nordic A.S.	204,295	6,004,879	0.1%
	Brodrene Hartmann A.S.	16,148	945,792	0.0%
#	Columbus A.S.	403,176	959,148	0.0%
#*	D/S Norden A.S.	215,682	3,811,228	0.1%
	DFDS A.S.	306,367	19,500,742	0.3%
	Djurslands Bank A.S.	8,970	332,516	0.0%
	FLSmidth & Co. A.S.	270,276	16,126,352	0.3%
	Fluegger A.S. Class B	4,198	241,147	0.0%
#	GN Store Nord A.S.	927,706	42,151,407	0.7%
	Gronlandsbanken A.S.	1,125	106,048	0.0%
#*	H+H International A.S. Class B	104,835	1,652,552	0.0%
	Harboes Bryggeri A.S. Class B	17,239	231,718	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
#	IC Group A.S.	43,335	$1,087,404	0.0%
	ISS A.S.	113,324	3,881,567	0.1%
	Jeudan A.S.	7,005	1,082,216	0.0%
	Jyske Bank A.S.	480,586	26,268,780	0.5%
	Lan & Spar Bank	4,981	374,970	0.0%
#	Matas A.S.	232,851	1,887,734	0.0%
*	Nilfisk Holding A.S.	182,797	8,901,016	0.2%
#*	NKT A.S.	206,194	5,617,174	0.1%
#	NNIT A.S.	71,616	1,779,891	0.0%
	Parken Sport & Entertainment A.S.	34,515	429,532	0.0%
	Per Aarsleff Holding A.S.	132,008	4,660,587	0.1%
	Ringkjoebing Landbobank A.S.	151,843	8,487,007	0.2%
	Roblon A.S. Class B	2,700	129,243	0.0%
	Rockwool International A.S. Class A	455	158,990	0.0%
	Rockwool International A.S. Class B	50,421	19,654,396	0.3%
	Royal Unibrew A.S.	282,513	22,450,725	0.4%
	RTX A.S.	47,989	1,434,779	0.0%
*	Santa Fe Group A.S.	127,806	574,295	0.0%
	Scandinavian Tobacco Group A.S. Class A	193,795	2,923,950	0.1%
	Schouw & Co., A.S.	81,456	7,178,154	0.1%
	SimCorp A.S.	244,707	19,764,006	0.3%
	Solar A.S. Class B	37,199	2,319,945	0.0%
	Spar Nord Bank A.S.	517,144	5,527,039	0.1%
	Sydbank A.S.	504,857	17,306,622	0.3%
#	Tivoli A.S.	9,776	1,011,229	0.0%
#*	TK Development A.S.	600,824	646,586	0.0%
	Topdanmark A.S.	491,266	21,454,164	0.4%
	TORM P.L.C.	61,314	481,843	0.0%
	United International Enterprises	10,336	2,386,051	0.1%
*	Vestjysk Bank A.S.	1,501,522	564,212	0.0%
*	Zealand Pharma A.S.	168,265	2,208,247	0.0%
TOTAL DENMARK			333,571,486	5.6%

FINLAND — (6.1%)
#*	Afarak Group Oyj	316,672	373,463	0.0%
#	Ahlstrom-Munksjo Oyj	131,933	2,379,737	0.0%
	Aktia Bank Oyj	276,103	2,637,439	0.1%
	Alandsbanken Abp Class B	21,354	337,793	0.0%
	Alma Media Oyj	128,167	986,900	0.0%
	Amer Sports Oyj	834,004	26,224,519	0.4%
	Apetit Oyj	19,668	306,108	0.0%
	Aspo Oyj	92,762	993,548	0.0%
	Atria Oyj	77,412	938,661	0.0%
#*	BasWare Oyj	56,551	2,371,439	0.0%
#	Bittium Oyj	192,448	1,115,657	0.0%
	Cargotec Oyj Class B	268,259	13,535,401	0.2%
#*	Caverion Oyj	658,056	4,675,092	0.1%
#	Citycon Oyj	2,564,059	5,541,476	0.1%
	Cramo Oyj	233,641	5,421,954	0.1%
	Digia Oyj	69,731	216,465	0.0%
	Elisa Oyj	682,183	31,515,064	0.5%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	F-Secure Oyj	631,341	$2,765,916	0.1%
	Finnair Oyj	487,004	5,249,878	0.1%
	Fiskars Oyj Abp	204,753	4,633,393	0.1%
	Glaston Oyj Abp	46,084	25,076	0.0%
	HKScan Oyj Class A	257,744	865,666	0.0%
#	Huhtamaki Oyj	686,194	25,304,485	0.4%
	Ilkka-Yhtyma Oyj	61,503	222,708	0.0%
	Kemira Oyj	720,055	9,552,034	0.2%
	Kesko Oyj Class A	40,561	2,304,611	0.0%
	Kesko Oyj Class B	480,249	29,333,082	0.5%
	Konecranes Oyj	430,648	17,671,098	0.3%
	Lassila & Tikanoja Oyj	203,941	3,913,307	0.1%
#	Lehto Group Oyj	125,068	1,446,982	0.0%
	Metsa Board Oyj	1,405,419	15,843,325	0.3%
	Metso Oyj	757,257	25,258,396	0.4%
	Nokian Renkaat Oyj	811,148	31,941,340	0.5%
	Olvi Oyj Class A	89,529	3,311,145	0.1%
	Oriola Oyj Class A	6,054	21,285	0.0%
#	Oriola Oyj Class B	850,962	3,032,027	0.1%
#	Orion Oyj Class A	123,563	3,640,403	0.1%
	Orion Oyj Class B	277,622	7,466,648	0.1%
#	Outokumpu Oyj	2,921,503	18,094,611	0.3%
*	Outotec Oyj	1,238,541	9,820,266	0.2%
#	Pihlajalinna Oyj	75,233	988,726	0.0%
	Ponsse Oyj	69,106	2,423,640	0.0%
#	Poyry Oyj	191,815	1,348,944	0.0%
*	QT Group Oyj	55,899	436,769	0.0%
	Raisio Oyj Class V	714,910	3,030,968	0.1%
	Ramirent Oyj	529,368	5,604,858	0.1%
	Rapala VMC Oyj	109,543	435,933	0.0%
	Raute Oyj Class A	2,644	97,741	0.0%
	Revenio Group Oyj	112,930	2,017,349	0.0%
	Sanoma Oyj	749,458	7,587,086	0.1%
#	SRV Group OYJ	66,041	204,284	0.0%
*	Stockmann Oyj Abp Class A	49,045	226,123	0.0%
#*	Stockmann Oyj Abp Class B	189,838	888,015	0.0%
	Technopolis Oyj	956,192	4,294,205	0.1%
	Teleste Oyj	51,693	433,374	0.0%
	Tieto Oyj	355,339	11,483,565	0.2%
#	Tikkurila Oyj	242,268	4,161,673	0.1%
	Tokmanni Group Corp.	143,180	1,185,595	0.0%
	Uponor Oyj	343,265	5,490,098	0.1%
	Vaisala Oyj Class A	106,683	2,688,685	0.1%
	Valmet Oyj	865,528	16,636,617	0.3%
	Viking Line Abp	10,366	189,593	0.0%
#	YIT Oyj	1,410,604	8,386,080	0.1%
TOTAL FINLAND			401,528,319	6.7%

FRANCE — (11.6%)
	ABC Arbitrage	176,146	1,462,335	0.0%
	Actia Group	51,304	431,368	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#*	Adocia	3,089	$66,658	0.0%
#*	Air France-KLM	1,087,234	8,885,070	0.2%
	Akka Technologies	51,478	3,672,666	0.1%
	AKWEL	56,783	1,727,968	0.0%
	Albioma SA	157,219	3,542,239	0.1%
	Altamir	136,094	2,627,890	0.1%
	Alten SA	142,403	14,638,422	0.3%
	Altran Technologies SA	1,370,725	19,810,879	0.3%
*	Amplitude Surgical SAS	13,201	48,150	0.0%
	Antalis International SAS	112,860	179,543	0.0%
	April SA	75,049	1,100,110	0.0%
#*	Archos	194,634	212,722	0.0%
	Assystem	62,252	1,978,767	0.0%
	Aubay	31,239	1,303,475	0.0%
	Axway Software SA	38,973	880,542	0.0%
#	Bastide le Confort Medical	16,987	979,107	0.0%
	Beneteau SA	216,231	4,050,700	0.1%
	Bigben Interactive	74,415	1,072,424	0.0%
	BioMerieux	19,243	1,728,951	0.0%
	Boiron SA	38,163	3,236,510	0.1%
	Bonduelle SCA	82,233	2,965,624	0.1%
#*	Bourbon Corp.	141,557	783,767	0.0%
	Burelle SA	890	1,324,591	0.0%
#	Casino Guichard Perrachon SA	254,831	9,862,150	0.2%
	Catering International Services	14,124	308,266	0.0%
*	Cegedim SA	25,022	981,126	0.0%
*	CGG SA	621,000	1,536,193	0.0%
#	Chargeurs SA	110,476	3,290,732	0.1%
	Cie des Alpes	52,327	1,797,756	0.0%
	Cie Plastic Omnium SA	277,334	11,694,707	0.2%
*	Coface SA	519,613	5,761,142	0.1%
	Derichebourg SA	584,687	3,686,888	0.1%
	Devoteam SA	28,114	3,195,607	0.1%
	Dom Security	2,414	194,471	0.0%
#	Edenred	1,196,070	37,779,905	0.6%
	Electricite de Strasbourg SA	21,353	3,064,894	0.1%
	Elior Group SA	578,748	8,341,482	0.2%
#	Elis SA	605,002	13,835,367	0.2%
	Eramet	65,268	8,562,477	0.2%
*	Erytech Pharma SA	681	7,647	0.0%
*	Esso SA Francaise	15,303	860,090	0.0%
*	Etablissements Maurel et Prom	88,449	644,905	0.0%
	Euronext NV	291,850	18,493,850	0.3%
#	Europcar Groupe SA	451,417	4,693,279	0.1%
	Eutelsat Communications SA	845,503	17,497,872	0.3%
	Exel Industries Class A	10,330	1,157,880	0.0%
	Faurecia SA	103,763	7,376,134	0.1%
	Fleury Michon SA	5,962	340,765	0.0%
*	Fnac Darty SA	119,523	11,329,746	0.2%
	Gaumont SA	11,951	2,030,507	0.0%
	Gaztransport Et Technigaz SA	115,771	7,085,697	0.1%
	GEA	2,433	287,124	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Getlink	1,262,810	$17,312,945	0.3%
	Gevelot SA	3,466	802,631	0.0%
	GL Events	48,992	1,316,573	0.0%
	Groupe Crit	23,123	2,168,754	0.0%
#	Groupe Gorge	22,858	380,245	0.0%
	Groupe Open	28,806	1,062,431	0.0%
#	Guerbet	32,440	2,169,221	0.0%
	Haulotte Group SA	74,466	1,271,694	0.0%
	HERIGE SADCS	4,147	172,333	0.0%
#*	HiPay Group SA	24,579	420,008	0.0%
#*	ID Logistics Group	10,637	1,721,579	0.0%
	Imerys SA	131,323	10,598,690	0.2%
	Ingenico Group SA	301,300	27,015,835	0.5%
	Interparfums SA	37,784	1,590,808	0.0%
	Ipsen SA	47,538	7,435,370	0.1%
	IPSOS	193,979	6,619,434	0.1%
	Jacquet Metal Service SA	71,359	2,269,803	0.0%
	Kaufman & Broad SA	102,413	4,822,795	0.1%
	Korian SA	267,655	9,022,928	0.2%
	Lagardere SCA	768,346	20,244,589	0.4%
	Lanson-BCC	8,795	330,751	0.0%
	Laurent-Perrier	12,988	1,453,057	0.0%
#	Le Belier	10,566	719,278	0.0%
	Lectra	133,460	3,064,887	0.1%
	Linedata Services	13,363	549,506	0.0%
#	LISI	99,064	3,743,004	0.1%
	LNA Sante SA	29,442	1,853,791	0.0%
	Maisons du Monde SA	134,449	4,944,207	0.1%
	Maisons France Confort SA	15,908	791,707	0.0%
	Manitou BF SA	51,719	1,944,031	0.0%
	Manutan International	14,949	1,292,880	0.0%
	Mersen SA	117,956	4,684,568	0.1%
#*	METabolic EXplorer SA	151,621	393,364	0.0%
	Metropole Television SA	290,250	5,804,940	0.1%
	Mr Bricolage	30,731	509,330	0.0%
*	Naturex	35,471	5,578,117	0.1%
	Neopost SA	196,501	5,278,284	0.1%
#	Nexans SA	185,479	6,373,990	0.1%
	Nexity SA	241,351	15,236,709	0.3%
#*	Nicox	136,752	1,282,196	0.0%
	NRJ Group	78,338	731,294	0.0%
#	Oeneo SA	157,938	1,871,984	0.0%
#*	Onxeo SA(B04P0G6)	246,319	310,820	0.0%
#*	Onxeo SA(BPFJVR0)	48,958	62,619	0.0%
	Orpea	168,108	22,391,655	0.4%
#*	Parrot SA	112,753	741,594	0.0%
#*	Pierre & Vacances SA	29,600	1,014,834	0.0%
#	Plastivaloire	45,387	803,804	0.0%
	PSB Industries SA	8,805	503,622	0.0%
#	Rallye SA	139,003	1,587,130	0.0%
#*	Recylex SA	102,008	1,027,185	0.0%
#	Rexel SA	1,773,993	25,465,863	0.4%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Robertet SA	3,908	$2,295,255	0.0%
	Rothschild & Co.	53,783	1,815,273	0.0%
#	Rubis SCA	579,892	36,146,069	0.6%
	Samse SA	8,068	1,516,810	0.0%
	Sartorius Stedim Biotech	101,854	10,625,669	0.2%
	Savencia SA	33,010	2,890,791	0.1%
	SEB SA	14,562	2,540,571	0.1%
	Seche Environnement SA	13,339	459,964	0.0%
#*	Sequana SA	289,137	155,191	0.0%
*	SES-imagotag SA	4,099	127,268	0.0%
#	Societe BIC SA	130,221	12,072,278	0.2%
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	3,655,277	0.1%
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	134,554	0.0%
	Societe pour l'Informatique Industrielle	39,961	1,273,636	0.0%
*	SOITEC	115,317	9,669,918	0.2%
#*	Solocal Group	3,289,445	4,193,214	0.1%
	Somfy SA	104,615	9,704,697	0.2%
	Sopra Steria Group	100,102	20,367,642	0.4%
	SPIE SA	453,235	9,174,001	0.2%
#*	SRP Groupe SA	16,799	142,293	0.0%
*	Stallergenes Greer P.L.C.	17,371	621,828	0.0%
*	Ste Industrielle d'Aviation Latecoere SA	362,344	1,930,571	0.0%
	Stef SA	28,044	3,378,862	0.1%
	Sword Group	35,526	1,471,076	0.0%
	Synergie SA	69,728	3,432,503	0.1%
#	Tarkett SA	121,413	3,491,551	0.1%
#*	Technicolor SA	1,531,532	1,881,723	0.0%
	Teleperformance	144,931	25,579,677	0.4%
	Television Francaise 1	615,411	6,472,663	0.1%
*	Tessi SA	6,874	1,529,819	0.0%
	TFF Group	20,720	978,223	0.0%
#	Thermador Groupe	35,570	2,379,786	0.0%
	Total Gabon	2,515	446,856	0.0%
*	Touax SA	9,530	103,221	0.0%
	Trigano SA	54,068	9,592,194	0.2%
*	Ubisoft Entertainment SA	270,756	29,595,854	0.5%
	Union Financiere de France BQE SA	16,855	540,718	0.0%
#*	Vallourec SA	1,879,147	11,085,093	0.2%
#*	Valneva SE	322,635	1,333,835	0.0%
	Vetoquinol SA	19,343	1,163,129	0.0%
	Vicat SA	97,560	6,396,482	0.1%
	VIEL & Cie SA	162,802	1,018,625	0.0%
	Vilmorin & Cie SA	29,068	1,957,944	0.0%
#*	Virbac SA	22,491	3,064,582	0.1%
	Vranken-Pommery Monopole SA	18,262	487,842	0.0%
*	Worldline SA	41,686	2,356,974	0.0%
TOTAL FRANCE			756,420,806	12.7%

GERMANY — (14.2%)
	1&1 Drillisch AG	106,229	6,025,874	0.1%
	Aareal Bank AG	425,534	18,668,666	0.3%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Adler Modemaerkte AG	47,849	$200,201	0.0%
*	ADLER Real Estate AG	167,752	2,820,596	0.1%
	ADO Properties SA	151,482	8,233,934	0.1%
#*	ADVA Optical Networking SE	321,482	2,287,065	0.0%
#*	AIXTRON SE	549,541	7,072,123	0.1%
	All for One Steeb AG	3,455	257,024	0.0%
	Allgeier SE	37,662	1,208,426	0.0%
	Amadeus Fire AG	31,746	3,428,750	0.1%
*	AS Creation Tapeten	6,666	140,407	0.0%
	Atoss Software AG	1,075	112,483	0.0%
	Aurubis AG	256,792	19,602,024	0.3%
	Axel Springer SE	118,614	8,571,647	0.2%
	Basler AG	9,252	1,784,048	0.0%
	Bauer AG	70,305	1,548,974	0.0%
	BayWa AG(5838057)	84,523	2,857,936	0.1%
	BayWa AG(5838068)	124	4,554	0.0%
	Bechtle AG	198,589	15,264,233	0.3%
	Bertrandt AG	33,261	3,151,265	0.1%
#	bet-at-home.com AG	5,667	430,053	0.0%
	Bijou Brigitte AG	22,004	1,118,207	0.0%
	Bilfinger SE	230,912	11,705,588	0.2%
#	Borussia Dortmund GmbH & Co. KGaA	483,311	3,025,518	0.1%
	CANCOM SE	105,688	10,739,074	0.2%
	Carl Zeiss Meditec AG	172,404	11,763,771	0.2%
#	CECONOMY AG	935,953	7,783,916	0.1%
	CENIT AG	53,174	1,078,904	0.0%
	CENTROTEC Sustainable AG	31,883	491,251	0.0%
	Cewe Stiftung & Co. KGAA	36,973	3,413,640	0.1%
	Comdirect Bank AG	184,745	2,674,216	0.1%
	CompuGroup Medical SE	131,701	6,748,325	0.1%
	Corestate Capital Holding SA	2,676	142,889	0.0%
	CropEnergies AG	118,349	698,096	0.0%
	CTS Eventim AG & Co. KGaA	286,243	14,053,878	0.2%
	Data Modul AG	11,455	871,282	0.0%
*	DEAG Deutsche Entertainment AG	37,071	153,697	0.0%
	Delticom AG	28,981	299,013	0.0%
	Deutsche Beteiligungs AG	86,088	3,408,547	0.1%
	Deutsche EuroShop AG	348,288	12,294,256	0.2%
	Deutsche Pfandbriefbank AG	782,166	10,912,963	0.2%
	Deutz AG	837,417	6,443,000	0.1%
*	Dialog Semiconductor P.L.C.	382,079	5,791,137	0.1%
	DIC Asset AG	340,973	3,819,269	0.1%
	Diebold Nixdorf AG	25,647	1,709,938	0.0%
	DMG Mori AG	15,692	854,733	0.0%
	Dr Hoenle AG	30,164	2,966,321	0.1%
	Draegerwerk AG & Co. KGaA	16,536	986,064	0.0%
	Duerr AG	287,838	13,326,657	0.2%
	Eckert & Ziegler AG	20,039	870,701	0.0%
	EDAG Engineering Group AG	37,317	721,466	0.0%
	Elmos Semiconductor AG	76,464	2,011,967	0.0%
#	ElringKlinger AG	204,148	2,609,124	0.0%
*	Euromicron AG	45,575	357,110	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Ferratum Oyj	64,645	$1,224,862	0.0%
	Fielmann AG	137,771	9,525,518	0.2%
	First Sensor AG	40,649	869,207	0.0%
	Francotyp-Postalia Holding AG Class A	55,619	215,252	0.0%
	Freenet AG	889,655	23,523,977	0.4%
	FRIWO AG	513	16,275	0.0%
	Fuchs Petrolub SE	123,889	5,836,244	0.1%
	Gerresheimer AG	202,263	16,363,870	0.3%
#*	Gerry Weber International AG	132,096	846,958	0.0%
	Gesco AG	55,472	1,738,288	0.0%
	GFT Technologies SE	114,128	1,476,846	0.0%
	Grammer AG	80,206	5,570,434	0.1%
	Grand City Properties SA	160,693	4,166,032	0.1%
	GRENKE AG	81,982	9,346,183	0.2%
	H&R GmbH & Co. KGaA	64,747	769,205	0.0%
	Hamburger Hafen und Logistik AG	140,776	3,045,698	0.1%
#*	Hapag-Lloyd AG	41,885	1,488,950	0.0%
#*	Heidelberger Druckmaschinen AG	1,895,912	5,192,226	0.1%
	Hella GmbH & Co KGaA	160,148	8,942,241	0.2%
	Highlight Communications AG	97,995	618,679	0.0%
#*	HolidayCheck Group AG	173,025	635,275	0.0%
	Hornbach Baumarkt AG	26,738	825,835	0.0%
	Hornbach Holding AG & Co. KGaA	13,278	956,589	0.0%
	Hugo Boss AG	349,836	31,726,273	0.5%
	Indus Holding AG	130,987	8,151,019	0.1%
	Isra Vision AG	102,291	6,251,442	0.1%
	IVU Traffic Technologies AG	42,477	233,518	0.0%
	Jenoptik AG	296,880	11,612,904	0.2%
	K+S AG	1,368,831	33,671,993	0.6%
	Kloeckner & Co. SE	558,224	5,878,891	0.1%
	Koenig & Bauer AG	88,686	6,399,078	0.1%
#	Krones AG	93,610	12,070,375	0.2%
	KSB SE & Co. KGaA	3,466	1,416,412	0.0%
	KWS Saat SE	15,926	5,644,630	0.1%
	Lanxess AG	483,027	37,553,339	0.6%
	LEG Immobilien AG	372,607	40,477,642	0.7%
	Leifheit AG	51,296	1,293,058	0.0%
	Leoni AG	217,226	11,008,809	0.2%
*	LPKF Laser & Electronics AG	73,571	599,821	0.0%
#*	Manz AG	30,184	1,233,886	0.0%
	MasterFlex SE	20,259	203,958	0.0%
	Mediclin AG	88,966	637,522	0.0%
#*	Medigene AG	108,058	1,448,196	0.0%
#	METRO AG	159,657	1,967,586	0.0%
	MLP SE	366,790	2,275,689	0.0%
	Nemetschek SE	134,002	16,061,021	0.3%
	Nexus AG	74,298	2,386,003	0.0%
*	Nordex SE	309,455	3,130,186	0.1%
	Norma Group SE	219,545	15,000,059	0.3%
	OHB SE	34,003	1,108,627	0.0%
	OSRAM Licht AG	210,842	8,586,506	0.2%
	paragon AG	14,660	859,598	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Patrizia Immobilien AG	331,436	$6,377,816	0.1%
*	Petro Welt Technologies AG	12,774	90,207	0.0%
	Pfeiffer Vacuum Technology AG	52,225	8,587,691	0.2%
	PNE AG	479,106	1,271,283	0.0%
	Progress-Werk Oberkirch AG	8,558	397,780	0.0%
	PSI Software AG	42,038	784,578	0.0%
	Puma SE	11,101	6,485,290	0.1%
*	PVA TePla AG	41,388	816,513	0.0%
*	QIAGEN NV	440,441	15,965,619	0.3%
	QSC AG	609,371	996,977	0.0%
*	R Stahl AG	14,952	483,099	0.0%
	Rational AG	14,963	9,744,036	0.2%
	Rheinmetall AG	272,395	29,969,536	0.5%
	RHOEN-KLINIKUM AG	233,180	6,800,169	0.1%
#	RIB Software SE	215,756	4,999,185	0.1%
*	Rocket Internet SE	219,631	7,027,567	0.1%
	S&T AG	302,174	7,741,628	0.1%
#	SAF-Holland SA	358,025	5,381,424	0.1%
	Salzgitter AG	269,278	11,715,742	0.2%
#*	Schaltbau Holding AG	34,605	1,020,024	0.0%
	Schloss Wachenheim AG	7,479	169,559	0.0%
	Scout24 AG	78,536	4,156,839	0.1%
	Secunet Security Networks AG	5,281	765,103	0.0%
*	Senvion SA	13,360	143,218	0.0%
*	SGL Carbon SE	79,972	856,250	0.0%
*	Shop Apotheke Europe NV	4,486	232,514	0.0%
	SHW AG	25,624	1,048,044	0.0%
	Siltronic AG	144,288	20,503,459	0.4%
	Sixt Leasing SE	57,785	1,169,126	0.0%
	Sixt SE	81,811	9,146,239	0.2%
#	SMA Solar Technology AG	85,104	3,508,900	0.1%
*	SMT Scharf AG	22,263	395,660	0.0%
	Softing AG	26,963	241,279	0.0%
	Software AG	325,372	15,122,392	0.3%
	Stabilus SA	140,064	12,582,376	0.2%
	STRATEC Biomedical AG	13,204	1,030,430	0.0%
	Stroeer SE & Co. KGaA	162,002	9,780,844	0.2%
	Suedzucker AG	464,190	7,378,222	0.1%
#*	SUESS MicroTec SE	136,244	2,042,292	0.0%
	Surteco SE	45,548	1,334,892	0.0%
	TAG Immobilien AG	934,395	20,549,917	0.4%
	Takkt AG	187,573	3,422,926	0.1%
	Technotrans AG	37,276	1,619,409	0.0%
*	Tele Columbus AG	225,894	1,563,106	0.0%
	TLG Immobilien AG	507,827	13,526,255	0.2%
*	Tom Tailor Holding SE	214,000	1,752,914	0.0%
	Traffic Systems SE	35,075	701,583	0.0%
	Uniper SE	312,671	9,309,098	0.2%
#	VERBIO Vereinigte BioEnergie AG	127,536	799,072	0.0%
	Vossloh AG	68,437	3,331,571	0.1%
	VTG AG	89,468	5,056,447	0.1%
#	Wacker Chemie AG	47,794	6,246,727	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Wacker Neuson SE	196,118	$4,968,558	0.1%
	Washtec AG	63,112	5,563,539	0.1%
	Wuestenrot & Wuerttembergische AG	106,695	2,185,139	0.0%
	XING SE	18,138	5,841,268	0.1%
	Zeal Network SE	45,365	1,414,046	0.0%
TOTAL GERMANY			927,712,863	15.6%

IRELAND — (1.2%)
	C&C Group P.L.C.(B010DT8)	399,607	1,492,700	0.0%
	C&C Group P.L.C.(B011Y09)	1,085,694	4,104,286	0.1%
	Datalex P.L.C.	91,110	279,808	0.0%
	FBD Holdings P.L.C.	125,459	1,568,036	0.0%
	Glanbia P.L.C.(0066950)	700,613	13,025,699	0.2%
	Glanbia P.L.C.(4058629)	214,971	3,987,766	0.1%
	IFG Group P.L.C.	302,015	525,767	0.0%
*	Independent News & Media P.L.C.	1,939,277	223,434	0.0%
	Irish Continental Group P.L.C.(BLP5857)	485,129	2,871,955	0.1%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,417,849	0.0%
	Kingspan Group P.L.C.	661,167	33,049,478	0.6%
*	Permanent TSB Group Holdings P.L.C.	81,931	190,373	0.0%
	Smurfit Kappa Group P.L.C.	448,337	18,099,897	0.3%
TOTAL IRELAND			80,837,048	1.4%

ISRAEL — (2.3%)
	Adgar Investment and Development, Ltd.	6,982	11,378	0.0%
*	ADO Group, Ltd.	88,940	1,782,479	0.0%
	Afcon Holdings, Ltd.	764	30,316	0.0%
*	Africa Israel Properties, Ltd.	87,475	1,985,882	0.0%
	Africa Israel Residences, Ltd.	2,237	39,133	0.0%
#*	Airport City, Ltd.	421,822	4,679,959	0.1%
	Albaad Massuot Yitzhak, Ltd.	2,660	32,124	0.0%
*	Allot Communications, Ltd.	166,831	884,329	0.0%
#	Alony Hetz Properties & Investments, Ltd.	358,343	3,296,592	0.1%
	Alrov Properties and Lodgings, Ltd.	48,457	1,516,592	0.0%
#	Amot Investments, Ltd.	661,733	3,314,548	0.1%
	Arad, Ltd.	12,517	119,097	0.0%
#*	Arko Holdings, Ltd.	1,414,663	775,117	0.0%
#	Ashtrom Group, Ltd.	51,269	181,832	0.0%
#	Ashtrom Properties, Ltd.	190,899	837,658	0.0%
*	AudioCodes, Ltd.	165,181	1,280,111	0.0%
	Avgol Industries 1953, Ltd.	468,925	485,107	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	397,826	0.0%
	Bayside Land Corp.	4,685	2,015,841	0.1%
	Big Shopping Centers, Ltd.	27,978	1,893,723	0.0%
#*	BioLine RX, Ltd.	96,617	85,224	0.0%
	Blue Square Real Estate, Ltd.	34,455	1,184,333	0.0%
*	Bonus Biogroup, Ltd.	682,771	113,917	0.0%
#*	Brack Capital Properties NV	16,139	1,763,418	0.0%
	Camtek, Ltd.	42,648	317,467	0.0%
#	Carasso Motors, Ltd.	104,212	573,804	0.0%
#*	Cellcom Israel, Ltd.	310,154	1,769,709	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	Ceragon Networks, Ltd.	266,244	$950,491	0.0%
*	Clal Biotechnology Industries, Ltd.	291,561	263,672	0.0%
*	Clal Insurance Enterprises Holdings, Ltd.	123,888	1,731,635	0.0%
	Cohen Development & Industrial Buildings, Ltd.	3,184	60,924	0.0%
#*	Compugen, Ltd.	188,351	620,326	0.0%
	Danel Adir Yeoshua, Ltd.	15,444	684,737	0.0%
#	Delek Automotive Systems, Ltd.	204,232	1,119,900	0.0%
#	Delek Group, Ltd.	9,430	1,284,119	0.0%
	Delta-Galil Industries, Ltd.	72,570	2,104,881	0.1%
	Dexia Israel Bank Ltd.	739	133,264	0.0%
#	Direct Insurance Financial Investments, Ltd.	111,017	1,235,152	0.0%
	Dor Alon Energy in Israel 1988, Ltd.	6,249	73,839	0.0%
#	El Al Israel Airlines	1,852,806	395,462	0.0%
	Electra Consumer Products 1970, Ltd.	51,141	595,164	0.0%
	Electra, Ltd.	10,539	2,619,343	0.1%
#*	Elron Electronic Industries, Ltd.	92,425	381,089	0.0%
*	Energix-Renewable Energies, Ltd.	721,686	753,308	0.0%
#*	Enlight Renewable Energy, Ltd.	2,163,770	1,104,408	0.0%
*	Evogene, Ltd.	79,189	225,036	0.0%
	First International Bank Of Israel, Ltd.	233,290	4,878,006	0.1%
	FMS Enterprises Migun, Ltd.	18,743	506,743	0.0%
#*	Foresight Autonomous Holdings, Ltd.	172,589	119,705	0.0%
	Formula Systems 1985, Ltd.	55,841	2,024,784	0.1%
#	Fox Wizel, Ltd.	47,419	980,319	0.0%
*	Gilat Satellite Networks, Ltd.	206,464	1,914,418	0.0%
	Hadera Paper, Ltd.	17,612	1,276,558	0.0%
	Ham-Let Israel-Canada, Ltd.	30,413	783,257	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	664,618	4,990,489	0.1%
#	Hilan, Ltd.	70,607	1,552,368	0.0%
	IDI Insurance Co., Ltd.	35,576	2,135,626	0.1%
#*	Industrial Buildings Corp., Ltd.	674,414	861,221	0.0%
#	Inrom Construction Industries, Ltd.	298,882	1,120,128	0.0%
*	Intec Pharma, Ltd.	32,530	139,156	0.0%
	Israel Discount Bank, Ltd. Class A	2,392,516	6,990,277	0.1%
*	Israel Land Development Co., Ltd. (The)	29,765	281,804	0.0%
	Isras Investment Co., Ltd.	4,476	490,829	0.0%
	Issta Lines, Ltd.	10,616	195,786	0.0%
*	Jerusalem Oil Exploration	52,362	2,657,970	0.1%
*	Kamada, Ltd.	177,993	917,452	0.0%
	Kenon Holdings, Ltd.	61,421	934,340	0.0%
	Kerur Holdings, Ltd.	28,592	746,583	0.0%
	Klil Industries, Ltd.	5,219	454,571	0.0%
	Maabarot Products, Ltd.	22,937	241,646	0.0%
	Magic Software Enterprises, Ltd.	112,480	930,396	0.0%
	Matrix IT, Ltd.	217,883	2,321,332	0.1%
#	Maytronics, Ltd.	204,288	1,098,364	0.0%
#*	Mazor Robotics, Ltd.	230,878	6,380,124	0.1%
#	Mediterranean Towers, Ltd.	291,699	527,301	0.0%
	Mega Or Holdings, Ltd.	66,008	740,651	0.0%
	Meitav Dash Investments, Ltd.	99,974	293,813	0.0%
#	Melisron, Ltd.	73,901	3,070,007	0.1%
	Menora Mivtachim Holdings, Ltd.	153,843	1,654,426	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
#*	Migdal Insurance & Financial Holding, Ltd.	2,192,100	$1,895,232	0.0%
	Minrav Holdings, Ltd.	263	29,126	0.0%
#	Mivtach Shamir Holdings, Ltd.	23,078	423,178	0.0%
#	Naphtha Israel Petroleum Corp., Ltd.	205,306	1,203,446	0.0%
#	Nawi Brothers, Ltd.	89,344	448,775	0.0%
	Neto ME Holdings, Ltd.	8,982	729,757	0.0%
*	Nova Measuring Instruments, Ltd.	154,998	4,242,777	0.1%
*	NR Spuntech Industries, Ltd.	47,269	152,709	0.0%
	Oil Refineries, Ltd.	7,729,020	3,253,222	0.1%
*	Partner Communications Co., Ltd.	672,023	2,516,744	0.1%
#	Paz Oil Co., Ltd.	35,919	4,717,306	0.1%
*	Perion Network, Ltd.	16,455	19,171	0.0%
	Phoenix Holdings, Ltd. (The)	424,366	2,221,795	0.1%
	Plasson Industries, Ltd.	20,285	863,478	0.0%
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	41,166	1,997,807	0.1%
*	Redhill Biopharma, Ltd.	274,937	225,396	0.0%
#	Scope Metals Group, Ltd.	37,589	1,014,963	0.0%
	Shapir Engineering and Industry, Ltd.	428,921	1,250,434	0.0%
#	Shikun & Binui, Ltd.	1,180,819	2,089,935	0.1%
	Shufersal, Ltd.	479,823	2,951,157	0.1%
*	SodaStream International, Ltd.	10,211	860,518	0.0%
*	Space Communication, Ltd.	17,611	58,786	0.0%
	Strauss Group, Ltd.	141,919	2,859,630	0.1%
	Summit Real Estate Holdings, Ltd.	170,795	1,448,816	0.0%
#*	Suny Cellular Communication, Ltd.	473,129	259,249	0.0%
#	Tadiran Holdings, Ltd.	14,981	365,273	0.0%
*	Tower Semiconductor, Ltd.	315,502	7,038,424	0.1%
*	Union Bank of Israel	199,952	862,161	0.0%
TOTAL ISRAEL			147,913,981	2.5%

ITALY — (10.1%)
#*	A.S. Roma SpA	476,776	247,003	0.0%
	A2A SpA	10,770,004	18,642,131	0.3%
	ACEA SpA	351,411	5,214,457	0.1%
#*	Aeffe SpA	227,820	683,953	0.0%
	Aeroporto Guglielmo Marconi Di Bologna SpA	23,410	415,948	0.0%
	Amplifon SpA	565,931	11,701,764	0.2%
	Anima Holding SpA	1,449,962	7,749,664	0.1%
*	Ansaldo STS SpA	496,314	7,110,535	0.1%
*	Arnoldo Mondadori Editore SpA	883,435	1,343,793	0.0%
	Ascopiave SpA	476,568	1,663,015	0.0%
#	Astaldi SpA	376,038	876,073	0.0%
	Autogrill SpA	738,453	9,121,045	0.2%
	Autostrade Meridionali SpA	3,917	123,679	0.0%
	Avio SpA	27,352	464,269	0.0%
#	Azimut Holding SpA	728,393	11,224,815	0.2%
#	B&C Speakers SpA	18,289	274,050	0.0%
#*	Banca Carige SpA	148,414,098	1,417,568	0.0%
	Banca Farmafactoring SpA	81,910	478,959	0.0%
	Banca Finnat Euramerica SpA	616,149	265,210	0.0%
	Banca Generali SpA	339,615	8,429,396	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Banca IFIS SpA	143,766	$4,312,041	0.1%
#	Banca Mediolanum SpA	1,481,287	10,005,881	0.2%
#*	Banca Monte dei Paschi di Siena SpA	190,753	548,865	0.0%
	Banca Popolare di Sondrio SCPA	3,094,953	12,413,728	0.2%
#	Banca Profilo SpA	1,814,636	417,151	0.0%
#	Banca Sistema SpA	331,868	783,336	0.0%
#*	Banco BPM SpA	9,509,050	27,622,864	0.5%
#	Banco di Desio e della Brianza SpA	238,796	597,842	0.0%
	BasicNet SpA	203,594	897,683	0.0%
#	BE	564,587	591,512	0.0%
	Biesse SpA	88,272	3,434,177	0.1%
#	BPER Banca	3,576,937	19,516,960	0.3%
#	Brembo SpA	958,192	12,922,912	0.2%
	Brunello Cucinelli SpA	197,949	8,814,397	0.2%
#	Buzzi Unicem SpA	534,924	13,069,823	0.2%
#	Cairo Communication SpA	476,255	1,900,884	0.0%
*	Caltagirone Editore SpA	6,277	9,453	0.0%
#	Carraro SpA	162,374	494,875	0.0%
	Cembre SpA	37,981	1,171,815	0.0%
	Cementir Holding SpA	334,012	2,637,839	0.1%
	Cerved Group SpA	1,212,485	12,985,926	0.2%
	CIR-Compagnie Industriali Riunite SpA	2,358,417	2,883,583	0.1%
	Credito Emiliano SpA	539,951	3,996,562	0.1%
*	Credito Valtellinese SpA	45,885,728	5,162,788	0.1%
#*	d'Amico International Shipping SA	1,350,290	282,020	0.0%
	Danieli & C Officine Meccaniche SpA	87,902	2,181,394	0.0%
	Datalogic SpA	118,736	4,377,281	0.1%
	De' Longhi SpA	307,259	8,688,573	0.2%
	DeA Capital SpA	727,037	1,086,043	0.0%
	DiaSorin SpA	147,449	16,756,789	0.3%
#	Digital Bros SpA	27,500	296,045	0.0%
	Ei Towers SpA	110,814	6,127,638	0.1%
	El.En. SpA	19,391	631,550	0.0%
#*	Elica SpA	76,131	191,722	0.0%
	Emak SpA	283,893	402,379	0.0%
	Enav SpA	1,343,446	6,720,986	0.1%
#	ePrice SpA	99,656	176,876	0.0%
	ERG SpA	413,405	9,016,945	0.2%
#	Esprinet SpA	208,274	939,942	0.0%
#*	Eurotech SpA	208,524	714,397	0.0%
#*	Exprivia SpA	109,673	162,211	0.0%
	Falck Renewables SpA	890,272	2,144,046	0.0%
#	Fila SpA	111,342	2,277,004	0.1%
*	Fincantieri SpA	3,681,190	4,999,996	0.1%
	FinecoBank Banca Fineco SpA	2,381,184	26,805,119	0.5%
	FNM SpA	1,049,730	725,838	0.0%
#*	GEDI Gruppo Editoriale SpA	927,122	352,872	0.0%
#	Gefran SpA	37,987	334,225	0.0%
#	Geox SpA	589,288	1,661,255	0.0%
#	Gruppo MutuiOnline SpA	132,302	2,199,483	0.0%
#	Hera SpA	5,298,805	16,487,741	0.3%
	IMA Industria Macchine Automatiche SpA	99,474	8,631,482	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#*	IMMSI SpA	1,274,433	$704,753	0.0%
	Infrastrutture Wireless Italiane SpA	880,602	6,775,702	0.1%
#*	Intek Group SpA	1,988,417	824,494	0.0%
	Interpump Group SpA	423,082	13,115,555	0.2%
	Iren SpA	4,067,812	10,379,039	0.2%
	Italgas SpA	3,243,188	17,850,296	0.3%
	Italmobiliare SpA	42,747	1,046,971	0.0%
	IVS Group SA	54,474	736,195	0.0%
#*	Juventus Football Club SpA	2,763,968	2,123,005	0.0%
	La Doria SpA	68,280	840,385	0.0%
#	Leonardo SpA	718,294	7,069,724	0.1%
#	Maire Tecnimont SpA	848,364	3,796,499	0.1%
	MARR SpA	209,901	5,521,989	0.1%
	Massimo Zanetti Beverage Group SpA	65,668	553,592	0.0%
#*	Mediaset SpA	4,201,139	13,395,554	0.2%
	Moncler SpA	473,723	21,495,183	0.4%
#*	Mondo TV SpA	89,356	389,471	0.0%
	Nice SpA	161,881	615,909	0.0%
*	Openjobmetis SpA agenzia per il lavoro	61,558	689,498	0.0%
	OVS SpA	977,759	3,183,934	0.1%
#	Panariagroup Industrie Ceramiche SpA	73,107	219,998	0.0%
	Parmalat SpA	697,227	2,352,639	0.1%
	Piaggio & C SpA	1,124,262	2,810,432	0.1%
#	Prima Industrie SpA	32,468	1,383,753	0.0%
	Prysmian SpA	1,279,327	31,743,685	0.5%
	RAI Way SpA	430,586	2,015,254	0.0%
	Reno de Medici SpA	1,246,787	1,390,960	0.0%
	Reply SpA	115,704	7,846,216	0.1%
#	Retelit SpA	919,007	1,734,422	0.0%
#*	Rizzoli Corriere Della Sera Mediagroup SpA	747,835	943,121	0.0%
	Sabaf SpA	45,959	917,391	0.0%
	SAES Getters SpA	44,991	1,147,201	0.0%
#*	Safilo Group SpA	213,120	1,113,990	0.0%
#*	Saipem SpA	4,014,553	18,411,414	0.3%
#	Salini Impregilo SpA	1,282,257	3,330,452	0.1%
	Salvatore Ferragamo SpA	288,245	7,011,162	0.1%
	Saras SpA	3,522,294	8,513,119	0.2%
	Servizi Italia SpA	62,874	336,483	0.0%
	Sesa SpA	43,956	1,440,322	0.0%
*	Snaitech SpA	538,898	1,379,836	0.0%
	Societa Cattolica di Assicurazioni SC	1,153,283	9,598,430	0.2%
	Societa Iniziative Autostradali e Servizi SpA	505,756	7,587,281	0.1%
*	Sogefi SpA	323,297	970,741	0.0%
#	SOL SpA	169,140	2,065,709	0.0%
#	Tamburi Investment Partners SpA	569,680	3,907,969	0.1%
	Technogym SpA	649,966	7,671,060	0.1%
	Tecnoinvestimenti SpA	62,137	399,986	0.0%
#*	Tiscali SpA	9,160,788	241,271	0.0%
#	Tod's SpA	73,658	4,581,928	0.1%
#*	Trevi Finanziaria Industriale SpA	509,518	177,815	0.0%
#	Unione di Banche Italiane SpA	7,603,883	29,125,153	0.5%
#	Unipol Gruppo SpA	2,932,632	11,299,773	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#	UnipolSai Assicurazioni SpA	4,993,275	$11,011,858	0.2%
	Vittoria Assicurazioni SpA	147,138	2,395,207	0.1%
	Zignago Vetro SpA	163,712	1,524,109	0.0%
TOTAL ITALY			659,719,964	11.1%

NETHERLANDS — (6.0%)
	Aalberts Industries NV	694,740	33,188,052	0.6%
#	Accell Group	154,132	3,291,033	0.1%
	AFC Ajax NV	18,134	266,760	0.0%
#	AMG Advanced Metallurgical Group NV	179,772	10,053,317	0.2%
#	Amsterdam Commodities NV	108,352	2,964,610	0.1%
	APERAM SA	390,560	16,740,457	0.3%
#	Arcadis NV	500,739	8,998,253	0.2%
	ASM International NV	346,018	19,066,528	0.3%
	ASR Nederland NV	313,276	12,756,876	0.2%
*	Basic-Fit NV	71,961	2,421,992	0.0%
	BE Semiconductor Industries NV	538,009	14,477,736	0.2%
#	Beter Bed Holding NV	131,483	1,060,163	0.0%
#	BinckBank NV	440,223	2,489,324	0.0%
#	Boskalis Westminster	654,419	19,017,060	0.3%
	Brunel International NV	150,988	2,550,007	0.0%
#	Corbion NV	398,317	12,677,323	0.2%
	Flow Traders	186,445	7,252,327	0.1%
	ForFarmers NV	146,682	1,903,981	0.0%
#*	Fugro NV	595,518	8,626,276	0.2%
*	Gemalto NV(B9MS8P5)	306,999	17,840,260	0.3%
*	Gemalto NV(B011JK4)	231,595	13,474,150	0.2%
	GrandVision NV	246,284	5,522,317	0.1%
*	Heijmans NV	161,687	2,124,619	0.0%
	Hunter Douglas NV	23,741	1,742,549	0.0%
	IMCD NV	248,605	16,624,810	0.3%
	Intertrust NV	356,653	6,324,990	0.1%
	KAS Bank NV	98,504	1,122,114	0.0%
	Kendrion NV	103,449	4,220,914	0.1%
#	Koninklijke BAM Groep NV	2,091,579	8,768,445	0.2%
	Koninklijke Vopak NV	453,570	20,905,912	0.4%
*	Lucas Bols NV	19,668	394,575	0.0%
	Nederland Apparatenfabriek	33,455	1,776,524	0.0%
#*	OCI NV	521,247	13,997,304	0.2%
	Ordina NV	859,201	1,913,845	0.0%
	PostNL NV	3,035,348	11,374,855	0.2%
	SBM Offshore NV	1,265,052	19,615,017	0.3%
#	SIF Holding NV	24,515	479,291	0.0%
#	Signify NV	673,333	17,420,158	0.3%
	Sligro Food Group NV	164,297	8,607,083	0.1%
#*	Takeaway.com NV	48,546	3,240,906	0.1%
	TKH Group NV	258,617	16,374,432	0.3%
*	TomTom NV	971,261	8,762,931	0.2%
	Van Lanschot Kempen NV	70,374	1,987,448	0.0%
	Wessanen	484,021	10,154,065	0.2%
TOTAL NETHERLANDS			394,571,589	6.6%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	2,122,363	$1,555,175	0.0%
	AF Gruppen ASA	34,522	557,682	0.0%
#*	Akastor ASA	1,070,994	2,347,864	0.1%
*	Aker Solutions ASA	906,658	6,321,168	0.1%
	American Shipping Co. ASA	266,740	963,697	0.0%
*	Archer, Ltd.	605,831	793,451	0.0%
	Arendals Fossekompani A.S.	90	40,456	0.0%
	Atea ASA	418,786	6,030,939	0.1%
	Austevoll Seafood ASA	452,355	5,426,599	0.1%
#*	Avance Gas Holding, Ltd.	358,569	894,249	0.0%
#*	Axactor AB	701,217	2,087,442	0.0%
#	B2Holding ASA	288,877	601,901	0.0%
	Bakkafrost P/F	102,514	5,681,314	0.1%
	Bonheur ASA	140,320	1,897,490	0.0%
	Borregaard ASA	558,264	6,019,233	0.1%
#*	BW LPG, Ltd.	507,174	2,018,729	0.0%
#*	BW Offshore, Ltd.	845,823	4,316,310	0.1%
	Data Respons ASA	4,563	15,086	0.0%
*	DNO ASA	3,940,467	7,253,837	0.1%
*	DOF ASA	643,426	660,318	0.0%
	Ekornes ASA	129,482	2,187,016	0.0%
	Entra ASA	59,049	804,788	0.0%
	Europris ASA	552,561	1,649,957	0.0%
*	FLEX LNG, Ltd.	394,938	596,182	0.0%
#*	Fred Olsen Energy ASA	247,595	275,378	0.0%
#	Frontline, Ltd.	493,983	2,863,855	0.1%
#*	Funcom NV	415,377	999,945	0.0%
	Grieg Seafood ASA	283,304	2,978,690	0.1%
#	Hexagon Composites ASA	465,579	1,571,968	0.0%
#	Hoegh LNG Holdings, Ltd.	277,724	1,534,694	0.0%
*	Kongsberg Automotive ASA	2,171,519	2,489,180	0.1%
	Kongsberg Gruppen ASA	46,352	985,466	0.0%
*	Kvaerner ASA	1,605,790	3,381,092	0.1%
#*	NEL ASA	3,765,869	1,464,960	0.0%
#*	Next Biometrics Group A.S.	24,877	109,347	0.0%
#*	Nordic Nanovector ASA	197,914	1,468,509	0.0%
#*	Nordic Semiconductor ASA	703,953	4,484,351	0.1%
	Norway Royal Salmon ASA	74,885	1,671,548	0.0%
#*	Norwegian Air Shuttle ASA	163,644	4,994,787	0.1%
*	Norwegian Finans Holding ASA	79,427	879,314	0.0%
	Norwegian Property ASA	805,865	1,066,288	0.0%
	Ocean Yield ASA	276,975	2,413,176	0.1%
*	Odfjell Drilling, Ltd.	423,986	1,752,216	0.0%
	Odfjell SE Class A	134,257	552,996	0.0%
	Olav Thon Eiendomsselskap ASA	92,065	1,688,275	0.0%
*	Otello Corp. ASA	596,226	1,577,170	0.0%
*	Panoro Energy ASA	100,966	172,384	0.0%
#*	Petroleum Geo-Services ASA	1,859,599	8,687,613	0.2%
#*	PhotoCure ASA	96,828	372,242	0.0%
#*	Prosafe SE	220,951	505,760	0.0%
#*	Protector Forsikring ASA	366,464	2,982,148	0.1%
*	Q-Free ASA	179,836	177,074	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
#*	REC Silicon ASA	15,379,458	$1,724,397	0.0%
	Sbanken ASA	288,595	3,032,222	0.1%
	Scatec Solar ASA	421,599	2,843,446	0.1%
	Selvaag Bolig ASA	256,708	1,317,148	0.0%
	Sevan Marine ASA	124,800	218,436	0.0%
	Solon Eiendom ASA	41,279	153,484	0.0%
*	Solstad Farstad ASA	560,216	460,619	0.0%
	SpareBank 1 SR-Bank ASA	48,387	512,209	0.0%
	Spectrum ASA	87,736	667,946	0.0%
	Stolt-Nielsen, Ltd.	153,521	2,386,998	0.1%
	TGS NOPEC Geophysical Co. ASA	41,529	1,525,151	0.0%
#*	Thin Film Electronics ASA	1,235,650	237,443	0.0%
	Tomra Systems ASA	498,548	10,450,935	0.2%
	Treasure ASA	306,583	489,381	0.0%
#	Veidekke ASA	464,633	4,663,706	0.1%
#*	Wallenius Wilhelmsen Logistics	101,766	474,368	0.0%
	Wilh Wilhelmsen Holding ASA Class A	68,304	1,710,652	0.0%
#	XXL ASA	462,058	3,735,088	0.1%
TOTAL NORWAY			151,424,938	2.5%

PORTUGAL — (1.1%)
	Altri SGPS SA	589,558	5,941,306	0.1%
*	Banco Comercial Portugues SA Class R	67,440,721	20,166,824	0.3%
#	CTT-Correios de Portugal SA	983,146	3,443,891	0.1%
	EDP Renovaveis SA	50,245	523,688	0.0%
	Ibersol SGPS SA	30,601	427,057	0.0%
	Mota-Engil SGPS SA	850,092	2,837,198	0.0%
	Navigator Co. SA (The)	1,987,069	11,798,968	0.2%
	NOS SGPS SA	1,723,171	9,425,308	0.2%
	Novabase SGPS SA	72,649	230,084	0.0%
#	REN - Redes Energeticas Nacionais SGPS SA	2,398,576	6,710,201	0.1%
	Semapa-Sociedade de Investimento e Gestao	166,967	4,461,263	0.1%
	Sonae Capital SGPS SA	789,547	831,608	0.0%
	Sonae SGPS SA	5,942,646	7,130,508	0.1%
	Teixeira Duarte SA	797,539	233,841	0.0%
TOTAL PORTUGAL			74,161,745	1.2%

SPAIN — (5.8%)
#	Acciona SA	206,462	17,042,422	0.3%
	Acerinox SA	1,212,822	16,025,449	0.3%
#*	Adveo Group International SA	104,096	174,678	0.0%
	Alantra Partners SA	44,015	799,947	0.0%
	Almirall SA	472,247	6,311,801	0.1%
#*	Amper SA	6,227,113	2,155,726	0.0%
	Applus Services SA	862,128	11,490,280	0.2%
#	Atresmedia Corp. de Medios de Comunicacion SA	609,294	5,111,122	0.1%
	Azkoyen SA	67,253	658,656	0.0%
*	Baron de Ley	13,441	1,803,936	0.0%
	Bolsas y Mercados Espanoles SHMSF SA	461,801	15,227,836	0.2%
#	Cellnex Telecom SA	909,420	22,864,152	0.4%
	Cia de Distribucion Integral Logista Holdings SA	298,306	7,698,807	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
	Cie Automotive SA	371,168	$10,921,883	0.2%
	Construcciones y Auxiliar de Ferrocarriles SA	109,863	5,257,714	0.1%
#*	Deoleo SA	2,088,552	447,268	0.0%
	Distribuidora Internacional de Alimentacion SA	3,849,981	11,183,950	0.2%
#*	Duro Felguera SA	489,623	164,825	0.0%
#	Ebro Foods SA	485,858	11,325,194	0.2%
*	eDreams ODIGEO SA	405,710	1,647,040	0.0%
	Elecnor SA	200,108	2,973,008	0.0%
#	Enagas SA	1,198,599	34,958,624	0.6%
	Ence Energia y Celulosa SA	1,118,132	9,883,315	0.2%
	Ercros SA	815,730	4,230,010	0.1%
	Euskaltel SA	475,181	4,296,787	0.1%
	Faes Farma SA	1,846,280	7,806,703	0.1%
	Fluidra SA	305,244	4,877,143	0.1%
#*	Fomento de Construcciones y Contratas SA	280,110	3,521,672	0.1%
#*	Global Dominion Access SA	556,430	3,003,890	0.1%
	Grupo Catalana Occidente SA	240,875	10,709,285	0.2%
#*	Grupo Empresarial San Jose SA	129,616	591,204	0.0%
#*	Grupo Ezentis SA	1,354,101	1,153,836	0.0%
	Iberpapel Gestion SA	45,010	1,899,911	0.0%
*	Indra Sistemas SA	864,616	10,313,900	0.2%
	Inmobiliaria del Sur SA	2,902	45,064	0.0%
#	Laboratorios Farmaceuticos Rovi SA	70,000	1,283,150	0.0%
*	Liberbank SA	10,171,105	5,196,081	0.1%
	Mediaset Espana Comunicacion SA	1,104,946	9,287,862	0.2%
	Melia Hotels International SA	750,422	10,264,766	0.2%
	Miquel y Costas & Miquel SA	90,253	3,390,877	0.1%
#	NH Hotel Group SA	1,501,179	11,078,176	0.2%
#	Obrascon Huarte Lain SA	926,681	2,955,980	0.0%
	Papeles y Cartones de Europa SA	320,535	6,336,147	0.1%
	Parques Reunidos Servicios Centrales SAU	37,609	603,311	0.0%
#*	Pharma Mar SA	1,078,930	1,914,083	0.0%
	Prim SA	39,424	580,398	0.0%
#*	Promotora de Informaciones SA Class A	1,879,166	3,526,719	0.1%
	Prosegur Cia de Seguridad SA	1,713,380	11,161,378	0.2%
#*	Quabit Inmobiliaria SA	799,193	1,795,644	0.0%
*	Realia Business SA	1,376,419	1,716,133	0.0%
#	Sacyr SA	2,898,931	7,903,186	0.1%
#*	Solaria Energia y Medio Ambiente SA	340,345	2,669,805	0.0%
	Talgo SA	527,275	3,154,282	0.1%
#	Tecnicas Reunidas SA	226,367	7,274,047	0.1%
*	Telepizza Group SA	110,355	745,035	0.0%
#*	Tubacex SA	801,831	2,660,072	0.0%
#*	Tubos Reunidos SA	785,848	288,542	0.0%
	Vidrala SA	98,630	9,384,973	0.2%
	Viscofan SA	261,752	17,806,380	0.3%
*	Vocento SA	352,577	570,514	0.0%
	Zardoya Otis SA	1,080,214	10,300,582	0.2%
TOTAL SPAIN			382,425,161	6.4%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (6.8%)
#	AAK AB	692,442	$10,989,114	0.2%
*	AcadeMedia AB	134,931	729,836	0.0%
	Acando AB	901,661	3,147,968	0.1%
	AddLife AB	66,570	1,405,351	0.0%
	AddNode Group AB	47,530	473,039	0.0%
	AddTech AB Class B	310,371	6,843,174	0.1%
	AF AB Class B	554,411	12,657,898	0.2%
	Ahlsell AB	524,782	3,088,986	0.1%
#	Alimak Group AB	211,019	3,225,771	0.1%
#*	Anoto Group AB	313,692	132,380	0.0%
*	Arise AB	36,861	60,671	0.0%
	Atrium Ljungberg AB Class B	160,940	2,593,178	0.1%
	Attendo AB	414,611	3,661,029	0.1%
#	Avanza Bank Holding AB	133,985	6,858,221	0.1%
*	BE Group AB	27,710	155,041	0.0%
	Beijer Alma AB	261,452	3,613,739	0.1%
#*	Beijer Electronics Group AB	80,992	360,553	0.0%
	Beijer Ref AB	246,015	4,446,308	0.1%
	Bergman & Beving AB	177,709	1,877,038	0.0%
#	Besqab AB	21,962	249,467	0.0%
#	Betsson AB	710,050	4,303,991	0.1%
	Bilia AB Class A	628,332	4,894,383	0.1%
#	BillerudKorsnas AB	120,069	1,692,500	0.0%
	BioGaia AB Class B	102,797	4,576,367	0.1%
#*	BioInvent International AB	248,706	52,779	0.0%
	Biotage AB	269,681	3,442,218	0.1%
	Bjorn Borg AB	99,769	252,881	0.0%
	Bonava AB	12,135	146,865	0.0%
	Bonava AB Class B	414,459	4,854,674	0.1%
	Bravida Holding AB	383,312	3,038,697	0.1%
	Bufab AB	200,674	2,528,870	0.1%
#	Bulten AB	113,966	1,322,434	0.0%
	Bure Equity AB	361,889	4,073,630	0.1%
#	Byggmax Group AB	372,728	1,620,110	0.0%
	Capio AB	445,773	2,129,992	0.0%
#	Catena AB	115,832	2,259,109	0.0%
#	Cavotec SA	66,402	174,171	0.0%
#	Clas Ohlson AB Class B	213,059	1,690,185	0.0%
	Cloetta AB Class B	1,509,438	4,568,564	0.1%
#*	CLX Communications AB	37,741	321,656	0.0%
#*	Collector AB	121,241	817,694	0.0%
	Com Hem Holding AB	807,301	13,096,682	0.2%
	Concentric AB	370,121	6,339,324	0.1%
*	Concordia Maritime AB Class B	100,760	115,305	0.0%
	Coor Service Management Holding AB	200,080	1,396,416	0.0%
	Corem Property Group AB Class B	163,626	170,601	0.0%
#*	D Carnegie & Co. AB	44,039	713,736	0.0%
#	Dedicare AB Class B	20,550	144,792	0.0%
	Dios Fastigheter AB	771,784	4,619,133	0.1%
	Dometic Group AB	250,551	2,452,189	0.1%
#*	Doro AB	155,569	730,749	0.0%
	Duni AB	215,861	3,087,792	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
#	Dustin Group AB	225,889	$2,034,027	0.0%
	Eastnine AB	109,780	1,147,416	0.0%
#	Elanders AB Class B	53,806	400,395	0.0%
#*	Eltel AB	192,132	482,476	0.0%
#*	Enea AB	83,607	837,441	0.0%
#	eWork Group AB	28,929	287,222	0.0%
	Fabege AB	1,079,959	12,844,915	0.2%
#	Fagerhult AB	207,289	1,768,866	0.0%
	Fenix Outdoor International AG	15,827	1,921,881	0.0%
#*	Fingerprint Cards AB Class B	634,700	484,834	0.0%
	Getinge AB Class B	257,688	2,339,299	0.0%
	Granges AB	536,918	7,006,111	0.1%
#	Gunnebo AB	212,245	630,632	0.0%
	Haldex AB	221,039	2,199,640	0.0%
	Heba Fastighets AB Class B	49,167	600,308	0.0%
	Hemfosa Fastigheter AB	945,285	11,041,258	0.2%
	HIQ International AB	254,760	1,759,405	0.0%
#	HMS Networks AB	64,765	1,105,179	0.0%
#	Hoist Finance AB	335,790	2,454,213	0.1%
	Holmen AB	372,103	8,428,081	0.2%
	Indutrade AB	420,756	10,013,796	0.2%
	Inwido AB	344,615	2,462,195	0.1%
#	ITAB Shop Concept AB Class B	121,363	479,748	0.0%
	JM AB	381,548	6,795,362	0.1%
	KappAhl AB	458,925	1,644,309	0.0%
#	Karo Pharma AB	873,132	2,869,656	0.1%
	Kindred Group P.L.C.	1,114,667	13,964,282	0.2%
	Klovern AB Class B	3,701,460	4,095,215	0.1%
	KNOW IT AB	135,788	2,601,553	0.1%
#	Kungsleden AB	1,116,586	7,685,687	0.1%
	Lagercrantz Group AB Class B	360,259	3,916,923	0.1%
	Lifco AB Class B	53,458	1,898,952	0.0%
	Lindab International AB	517,119	3,780,424	0.1%
	Loomis AB Class B	357,907	12,399,766	0.2%
#*	Medivir AB Class B	169,635	622,235	0.0%
#	Mekonomen AB	150,926	2,077,459	0.0%
	Modern Times Group MTG AB Class B	254,009	10,599,572	0.2%
*	Momentum Group AB Class B	177,211	2,181,846	0.0%
#	MQ Holding AB	212,980	337,458	0.0%
#	Mycronic AB	464,036	5,171,757	0.1%
	NCC AB Class B	411,433	6,822,165	0.1%
	Nederman Holding AB	24,590	275,386	0.0%
#*	Net Insight AB Class B	1,047,191	492,023	0.0%
	NetEnt AB	939,633	4,990,974	0.1%
	New Wave Group AB Class B	378,457	2,216,358	0.0%
	Nobia AB	740,155	5,683,130	0.1%
	Nobina AB	569,897	4,345,687	0.1%
	Nolato AB Class B	171,585	13,806,773	0.2%
	Nordic Waterproofing Holding A.S.	33,142	304,930	0.0%
#	NP3 Fastigheter AB	136,060	851,620	0.0%
#	OEM International AB Class B	46,319	935,041	0.0%
#	Opus Group AB	1,440,504	1,039,627	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Oriflame Holding AG	237,287	$7,619,407	0.1%
	Pandox AB	142,822	2,421,299	0.1%
	Peab AB	1,103,094	8,294,819	0.1%
	Platzer Fastigheter Holding AB Class B	131,875	858,824	0.0%
#	Pricer AB Class B	832,220	815,821	0.0%
	Proact IT Group AB	50,363	943,334	0.0%
#*	Qliro Group AB	795,678	1,178,487	0.0%
*	Radisson Hospitality AB	168,090	538,280	0.0%
#	Ratos AB Class B	1,481,561	4,937,411	0.1%
*	RaySearch Laboratories AB	129,144	1,510,628	0.0%
#*	Recipharm AB Class B	271,551	4,051,156	0.1%
	Resurs Holding AB	286,468	1,836,758	0.0%
#	Rottneros AB	641,827	850,442	0.0%
	Sagax AB Class B	154,039	1,906,346	0.0%
#*	SAS AB	960,970	1,835,673	0.0%
	Scandi Standard AB	300,075	1,914,905	0.0%
	Scandic Hotels Group AB	383,526	3,299,809	0.1%
	Sectra AB Class B	81,468	2,151,875	0.0%
	Semcon AB	110,174	697,871	0.0%
#*	Sensys Gatso Group AB	3,866,489	540,924	0.0%
	SkiStar AB	146,905	3,055,531	0.1%
	Sweco AB Class B	325,168	7,655,412	0.1%
#	Systemair AB	84,050	833,635	0.0%
	Thule Group AB	527,575	13,076,942	0.2%
#*	Tobii AB	73,407	327,251	0.0%
	Troax Group AB	30,192	971,347	0.0%
	VBG Group AB Class B	26,108	411,815	0.0%
#	Victoria Park AB Class B	681,163	2,883,679	0.1%
	Vitrolife AB	358,640	5,238,609	0.1%
	Wallenstam AB Class B	977,095	8,765,242	0.2%
	Wihlborgs Fastigheter AB	854,808	9,868,065	0.2%
TOTAL SWEDEN			446,624,356	7.5%

SWITZERLAND — (10.5%)
*	Allreal Holding AG	87,899	14,322,780	0.2%
*	Alpiq Holding AG	9,337	707,273	0.0%
	ALSO Holding AG	32,627	3,895,477	0.1%
	ams AG	297,956	22,096,450	0.4%
#	APG SGA SA	7,848	2,938,337	0.1%
#*	Arbonia AG	265,025	4,356,287	0.1%
#*	Aryzta AG	543,826	8,134,512	0.1%
	Ascom Holding AG	208,330	3,769,297	0.1%
#	Autoneum Holding AG	19,943	4,655,444	0.1%
#	Bachem Holding AG Class B	23,995	3,162,981	0.1%
	Bank Cler AG	30,941	1,628,155	0.0%
	Banque Cantonale de Geneve	8,818	1,654,227	0.0%
	Banque Cantonale du Jura SA	4,442	253,571	0.0%
	Banque Cantonale Vaudoise	11,753	9,033,850	0.2%
	Belimo Holding AG	2,488	10,816,847	0.2%
	Bell Food Group AG	9,765	3,124,544	0.1%
	Bellevue Group AG	55,759	1,298,516	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
#	Berner Kantonalbank AG	25,472	$4,687,296	0.1%
	BFW Liegenschaften AG	2,894	124,737	0.0%
	BKW AG	89,837	5,798,483	0.1%
	Bobst Group SA	55,474	5,672,048	0.1%
	Bossard Holding AG Class A	36,212	6,712,926	0.1%
	Bucher Industries AG	46,421	15,484,579	0.3%
#	Burckhardt Compression Holding AG	20,063	7,117,139	0.1%
#	Burkhalter Holding AG	20,988	1,774,386	0.0%
	Calida Holding AG	28,379	1,027,453	0.0%
	Carlo Gavazzi Holding AG	2,093	699,099	0.0%
	Cembra Money Bank AG	184,764	14,471,666	0.2%
	Cham Group AG	2,187	960,954	0.0%
	Cicor Technologies, Ltd.	14,249	998,800	0.0%
	Cie Financiere Tradition SA	10,069	1,062,815	0.0%
	Coltene Holding AG	20,595	2,110,704	0.0%
	Conzzeta AG	8,497	9,773,029	0.2%
	Daetwyler Holding AG	44,920	8,618,484	0.1%
	DKSH Holding AG	179,969	12,652,470	0.2%
	dormakaba Holding AG	16,814	11,745,880	0.2%
*	Dottikon Es Holding AG	143	97,785	0.0%
	EFG International AG	538,864	4,022,407	0.1%
	Emmi AG	13,431	11,426,724	0.2%
	Energiedienst Holding AG	73,327	2,164,138	0.0%
#*	Evolva Holding SA	3,037,793	714,328	0.0%
#	Feintool International Holding AG	13,181	1,413,087	0.0%
	Flughafen Zurich AG	52,318	10,644,884	0.2%
	Forbo Holding AG	6,853	10,212,234	0.2%
	GAM Holding AG	1,257,924	17,297,460	0.3%
	Georg Fischer AG	26,277	33,555,294	0.6%
#	Gurit Holding AG	2,373	1,927,380	0.0%
	Helvetia Holding AG	49,892	28,462,775	0.5%
	Hiag Immobilien Holding AG	11,551	1,396,421	0.0%
#	HOCHDORF Holding AG	6,839	1,936,831	0.0%
#	Huber & Suhner AG	73,903	4,493,742	0.1%
	Hypothekarbank Lenzburg AG	6	27,522	0.0%
*	Idorsia, Ltd.	16,556	436,845	0.0%
	Implenia AG	101,315	7,704,367	0.1%
	Inficon Holding AG	9,931	5,048,027	0.1%
	Interroll Holding AG	3,944	6,918,469	0.1%
	Intershop Holding AG	9,285	4,730,085	0.1%
	Investis Holding SA	839	50,523	0.0%
	Jungfraubahn Holding AG	7,959	1,179,910	0.0%
	Kardex AG	39,134	5,415,226	0.1%
#	Komax Holding AG	23,246	6,121,400	0.1%
#	Kudelski SA	197,997	1,849,128	0.0%
#*	Lastminute.com NV	20,887	277,662	0.0%
	LEM Holding SA	3,773	5,620,545	0.1%
	Liechtensteinische Landesbank AG	42,928	2,639,149	0.0%
	Logitech International SA	419,824	18,392,864	0.3%
	Luzerner Kantonalbank AG	18,034	9,375,686	0.2%
*	MCH Group AG	6,075	302,209	0.0%
#	Meier Tobler Group AG	22,913	689,234	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Metall Zug AG Class B	918	$2,908,159	0.1%
#*	Meyer Burger Technology AG	248,064	233,418	0.0%
#	Mobilezone Holding AG	205,530	2,075,985	0.0%
	Mobimo Holding AG	38,782	9,577,119	0.2%
*	Newron Pharmaceuticals SpA	10,375	123,836	0.0%
	OC Oerlikon Corp. AG	1,297,574	19,768,187	0.3%
*	Orascom Development Holding AG	94,045	1,403,701	0.0%
#	Orell Fuessli Holding AG	5,028	553,805	0.0%
	Orior AG	34,849	3,000,631	0.1%
#	Panalpina Welttransport Holding AG	61,671	8,395,213	0.1%
	Phoenix Mecano AG	4,024	2,686,438	0.1%
	Plazza AG Class A	6,678	1,531,295	0.0%
	PSP Swiss Property AG	268,010	24,846,148	0.4%
	Rieter Holding AG	18,515	3,190,373	0.1%
	Romande Energie Holding SA	2,625	3,134,780	0.1%
#	Schaffner Holding AG	3,238	1,061,073	0.0%
*	Schmolz + Bickenbach AG	3,211,657	2,522,372	0.0%
	Schweiter Technologies AG	6,013	6,259,282	0.1%
	SFS Group AG	93,300	9,839,372	0.2%
	Siegfried Holding AG	25,183	10,066,983	0.2%
	St Galler Kantonalbank AG	12,721	6,611,594	0.1%
#	Sulzer AG	106,641	12,917,073	0.2%
	Sunrise Communications Group AG	234,853	19,083,027	0.3%
	Swiss Prime Site AG	50,505	4,640,380	0.1%
	Swissquote Group Holding SA	60,743	3,362,252	0.1%
	Tamedia AG	15,124	2,290,115	0.0%
	Tecan Group AG	55,658	13,507,309	0.2%
	Temenos AG	80,963	12,175,746	0.2%
	Thurgauer Kantonalbank	3,152	329,167	0.0%
*	Tornos Holding AG	17,058	192,856	0.0%
#	u-blox Holding AG	40,953	8,114,765	0.1%
	Valiant Holding AG	106,613	12,051,670	0.2%
	Valora Holding AG	22,093	7,212,806	0.1%
	VAT Group AG	152,229	20,269,769	0.3%
	Vaudoise Assurances Holding SA	6,067	3,159,545	0.1%
	Vetropack Holding AG	1,223	2,469,097	0.0%
#*	Von Roll Holding AG	339,643	411,973	0.0%
	Vontobel Holding AG	170,100	12,336,686	0.2%
	VP Bank AG	17,294	3,290,274	0.1%
	VZ Holding AG	14,277	4,487,381	0.1%
	Walliser Kantonalbank	18,866	2,203,044	0.0%
#	Ypsomed Holding AG	20,183	2,935,563	0.1%
	Zehnder Group AG	66,561	2,755,978	0.1%
#	Zug Estates Holding AG Class B	1,074	1,865,354	0.0%
	Zuger Kantonalbank AG	681	4,050,857	0.1%
TOTAL SWITZERLAND			689,788,288	11.6%

UNITED KINGDOM — (0.1%)
	Rhi Magnesita NV	82,370	4,947,835	0.1%
TOTAL COMMON STOCKS			5,881,976,108	98.8%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Biotest AG	89,937	$2,597,496	0.0%
Draegerwerk AG & Co. KGaA	42,348	3,031,591	0.1%
Fuchs Petrolub SE	115,116	5,664,441	0.1%
Jungheinrich AG	258,252	9,546,871	0.2%
Sartorius AG	87,562	13,035,455	0.2%
Sixt SE	93,948	7,356,171	0.1%
STO SE & Co. KGaA	11,592	1,490,853	0.0%
Villeroy & Boch AG	49,088	962,642	0.0%
TOTAL GERMANY		43,685,520	0.7%
TOTAL PREFERRED STOCKS		43,685,520	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	—	0.0%

ISRAEL — (0.0%)
* Space Communication, Ltd.(BZ2YQP1)	—	—	0.0%
* Space Communication, Ltd.(BZ2YQR3)	1,490	321	0.0%
* Space Communication, Ltd.(BZ2YQS4)	—	—	0.0%
TOTAL ISRAEL		321	0.0%

ITALY — (0.0%)
* Caltagirone Editore SpA	6,277	—	0.0%

NORWAY — (0.0%)
* Odfjell Drilling, Ltd. 07/04/18	27,640	—	0.0%

SPAIN — (0.0%)
#* Sacyr SA Rights	2,898,931	165,545	0.0%
TOTAL RIGHTS/WARRANTS		165,866	0.0%
TOTAL INVESTMENT SECURITIES		5,925,827,494

		Value†
SECURITIES LENDING COLLATERAL — (9.5%)
§@ DFA Short Term Investment Fund	54,021,587	625,083,779	10.5%
TOTAL INVESTMENTS — (100.0%) (Cost $5,242,732,007)^^		$6,550,911,273	110.0%
TOTAL INVESTMENT SECURITIES		—

THE CANADIAN SMALL COMPANY

SERIES SCHEDULE OF INVESTMENTS

June 30, 2018
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (82.0%)
Consumer Discretionary — (6.6%)
#	Aimia, Inc.	923,817	$1,630,286	0.1%
*	Aritzia, Inc.	197,880	2,348,099	0.2%
	AutoCanada, Inc.	178,738	2,312,656	0.2%
	BMTC Group, Inc.	20,581	230,130	0.0%
#	Cineplex, Inc.	293,783	6,520,814	0.5%
	Cogeco Communications, Inc.	68,586	3,397,346	0.3%
	Cogeco, Inc.	39,668	1,753,702	0.1%
#	Corus Entertainment, Inc. Class B	729,712	2,753,107	0.2%
#	DHX Media, Ltd.	854,435	1,774,318	0.2%
	Dorel Industries, Inc. Class B	194,280	3,295,511	0.3%
#	Enercare, Inc.	658,759	9,009,612	0.7%
	Gamehost, Inc.	65,373	592,740	0.1%
*	Glacier Media, Inc.	171,625	98,564	0.0%
*	Great Canadian Gaming Corp.	354,538	12,553,717	1.0%
#	Hudson's Bay Co.	538,586	4,801,451	0.4%
*	Indigo Books & Music, Inc.	11,252	145,502	0.0%
*	Intertain Group, Ltd. (The)	60,134	785,381	0.1%
	Leon's Furniture, Ltd.	146,675	2,014,947	0.2%
	Linamar Corp.	75,100	3,302,423	0.3%
	Martinrea International, Inc.	564,348	6,052,795	0.5%
	MTY Food Group, Inc.	111,734	4,281,001	0.4%
	Park Lawn Corp.	9,600	177,812	0.0%
#	Pizza Pizza Royalty Corp.	171,912	1,601,888	0.1%
	Pollard Banknote, Ltd.	14,400	235,938	0.0%
	Recipe Unlimited Corp.	102,477	2,219,237	0.2%
	Reitmans Canada, Ltd. Class A	263,612	822,127	0.1%
	Sleep Country Canada Holdings, Inc.	230,448	5,709,270	0.5%
*	Stars Group, Inc. (The)	292,985	10,626,041	0.9%
	Torstar Corp. Class B	393,289	388,906	0.0%
*	TVA Group, Inc. Class B	7,000	18,050	0.0%
#	Uni-Select, Inc.	258,031	4,104,080	0.3%
#*	Yellow Pages, Ltd.	220,225	1,512,670	0.1%
	Zenith Capital Corp.	111,820	6,890	0.0%
Total Consumer Discretionary			97,077,011	8.0%

Consumer Staples — (3.7%)
#	AGT Food & Ingredients, Inc.	151,923	1,770,403	0.2%
#	Alcanna, Inc.	226,411	1,574,105	0.1%
#	Andrew Peller, Ltd. Class A	110,000	1,426,615	0.1%
#	Clearwater Seafoods, Inc.	103,395	397,960	0.0%
	Corby Spirit and Wine, Ltd.	73,867	1,161,959	0.1%
	Cott Corp.(2228941)	96,682	1,600,087	0.1%
	Cott Corp.(2228952)	886,570	14,687,936	1.2%
	High Liner Foods, Inc.	130,291	1,007,918	0.1%
	KP Tissue, Inc.	18,000	141,711	0.0%
	Lassonde Industries, Inc. Class A	9,500	2,023,280	0.2%
	Maple Leaf Foods, Inc.	120,000	3,034,115	0.3%
	Metro, Inc.	1,346	45,750	0.0%
*	Neptune Technologies & Bioressources, Inc.	54,324	168,594	0.0%
#	North West Co., Inc. (The)	329,536	7,349,481	0.6%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Premium Brands Holdings Corp.	154,576	$13,319,415	1.1%
#	Rogers Sugar, Inc.	575,336	2,319,462	0.2%
#*	SunOpta, Inc.	379,450	3,203,815	0.3%
	Ten Peaks Coffee Co., Inc.	1,800	8,366	0.0%
Total Consumer Staples			55,240,972	4.6%

Energy — (18.4%)
*	Advantage Oil & Gas, Ltd.	1,154,775	3,610,182	0.3%
#*	Africa Oil Corp.	1,284,299	1,152,758	0.1%
#	AKITA Drilling, Ltd. Class A	40,600	171,090	0.0%
#*	Athabasca Oil Corp.	3,197,876	4,378,486	0.4%
#*	Baytex Energy Corp.	1,675,106	5,568,184	0.5%
#*	Bellatrix Exploration, Ltd.	325,319	326,643	0.0%
#	Birchcliff Energy, Ltd.	1,400,829	5,135,965	0.4%
#*	BlackPearl Resources, Inc.	1,624,601	1,804,220	0.1%
#	Bonavista Energy Corp.	1,499,841	1,699,892	0.1%
#	Bonterra Energy Corp.	163,918	2,129,631	0.2%
#*	Calfrac Well Services, Ltd.	874,615	3,712,282	0.3%
#*	Canacol Energy, Ltd.	921,342	2,985,521	0.2%
#	Cardinal Energy, Ltd.	697,561	2,934,249	0.2%
#	CES Energy Solutions Corp.	1,317,997	4,501,431	0.4%
#*	Chinook Energy, Inc.	133,656	20,333	0.0%
*	Crew Energy, Inc.	1,228,076	1,877,635	0.2%
#*	Delphi Energy Corp.	1,076,339	720,479	0.1%
#*	Denison Mines Corp.	3,418,235	1,664,071	0.1%
	Enerflex, Ltd.	574,158	6,175,480	0.5%
#*	Energy Fuels, Inc.	434,690	985,339	0.1%
#	Enerplus Corp.	1,482,999	18,703,171	1.5%
#	Ensign Energy Services, Inc.	914,927	4,085,210	0.3%
*	Epsilon Energy, Ltd.	312,073	664,667	0.1%
#*	Essential Energy Services Trust	1,034,741	448,638	0.0%
#*	Fission Uranium Corp.	1,925,000	981,060	0.1%
#	Freehold Royalties, Ltd.	552,172	5,208,179	0.4%
#*	Frontera Energy Corp.	133,880	1,948,142	0.2%
*	GASFRAC Energy Services, Inc.	91,560	1	0.0%
*	Gear Energy, Ltd.	838,400	860,944	0.1%
#	Gibson Energy, Inc.	618,501	8,247,307	0.7%
*	Gran Tierra Energy, Inc.	2,881,425	9,972,604	0.8%
#	Granite Oil Corp.	226,808	524,471	0.0%
#	High Arctic Energy Services, Inc.	81,000	235,363	0.0%
#*	Iron Bridge Resources, Inc.	1,197,822	683,350	0.1%
#*	Kelt Exploration, Ltd.	1,174,340	7,976,919	0.7%
*	MEG Energy Corp.	1,516,583	12,643,479	1.0%
#	Mullen Group, Ltd.	670,527	7,900,554	0.7%
#*	Newalta Corp.	579,398	555,312	0.0%
	North American Construction Group, Ltd.	164,634	970,535	0.1%
*	NuVista Energy, Ltd.	1,310,626	9,092,085	0.8%
#*	Obsidian Energy, Ltd.	3,864,779	4,380,269	0.4%
#*	Painted Pony Energy, Ltd.	636,361	1,103,642	0.1%
#*	Paramount Resources, Ltd. Class A	499,113	5,653,060	0.5%
*	Parex Resources, Inc.	923,902	17,442,854	1.4%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
#	Parkland Fuel Corp.	448,025	$11,007,650	0.9%
#	Pason Systems, Inc.	429,341	7,028,044	0.6%
#*	Pengrowth Energy Corp.	3,272,369	2,339,807	0.2%
#*	Petrus Resources, Ltd.	19,582	15,044	0.0%
#	Peyto Exploration & Development Corp.	501,965	3,864,059	0.3%
*	PHX Energy Services Corp.	285,274	462,202	0.0%
#*	Pine Cliff Energy, Ltd.	496,700	134,126	0.0%
#*	Precision Drilling Corp.	1,986,826	6,574,140	0.5%
#	Pulse Seismic, Inc.	308,039	627,958	0.1%
#*	Questerre Energy Corp. Class A	797,460	333,627	0.0%
*	Raging River Exploration, Inc.	1,337,443	5,798,826	0.5%
#	Secure Energy Services, Inc.	1,100,716	6,078,575	0.5%
	ShawCor, Ltd.	366,775	7,119,840	0.6%
*	Source Energy Services, Ltd.	12,300	46,500	0.0%
*	STEP Energy Services, Ltd.	25,400	212,142	0.0%
*	Strad Energy Services, Ltd.	19,447	22,928	0.0%
#	Surge Energy, Inc.	1,946,656	3,524,163	0.3%
*	Tamarack Valley Energy, Ltd.	1,058,949	3,713,349	0.3%
	Tidewater Midstream and Infrastructure, Ltd.	221,000	208,451	0.0%
	TORC Oil & Gas, Ltd.	973,412	5,434,788	0.4%
	Total Energy Services, Inc.	276,579	2,444,644	0.2%
*	TransGlobe Energy Corp.	516,845	1,431,039	0.1%
#*	Trican Well Service, Ltd.	2,020,540	4,595,455	0.4%
#*	Trinidad Drilling, Ltd.	1,734,484	2,467,185	0.2%
#	Vermilion Energy, Inc.	152,576	5,502,333	0.5%
#*	Western Energy Services Corp.	573,097	466,446	0.0%
#	Whitecap Resources, Inc.	1,531,014	10,376,400	0.9%
*	Xtreme Drilling Corp.	108,261	175,405	0.0%
*	Yangarra Resources, Ltd.	514,771	2,169,270	0.2%
#	ZCL Composites, Inc.	176,127	1,158,862	0.1%
	Computer Modelling Group, Ltd.	483,483	3,714,432	0.3%
Total Energy			270,883,377	22.3%

Financials — (6.8%)
#	goeasy, Ltd.	62,339	1,909,077	0.2%
	AGF Management, Ltd. Class B	487,635	2,581,630	0.2%
#	Alaris Royalty Corp.	284,445	3,448,867	0.3%
#	Callidus Capital Corp.	82,720	342,923	0.0%
	Canaccord Genuity Group, Inc.	842,465	4,652,414	0.4%
#	Canadian Western Bank	618,680	16,306,440	1.3%
#	Chesswood Group, Ltd.	79,442	656,251	0.1%
	Clairvest Group, Inc.	1,900	68,830	0.0%
	E-L Financial Corp., Ltd.	5,878	3,666,300	0.3%
#*	Echelon Financial Holdings, Inc.	14,650	133,055	0.0%
	ECN Capital Corp.	2,243,908	6,025,174	0.5%
#	Element Fleet Management Corp.	522,800	2,457,615	0.2%
#	Equitable Group, Inc.	76,324	3,457,846	0.3%
	Fiera Capital Corp.	267,337	2,393,456	0.2%
	Firm Capital Mortgage Investment Corp.	160,918	1,613,281	0.1%
#	First National Financial Corp.	100,937	2,189,726	0.2%
#	Genworth MI Canada, Inc.	313,480	10,200,947	0.8%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
#	Gluskin Sheff + Associates, Inc.	215,296	$2,689,051	0.2%
	GMP Capital, Inc.	363,187	792,870	0.1%
	Guardian Capital Group, Ltd. Class A	68,714	1,203,730	0.1%
#*	Home Capital Group, Inc.	476,446	5,439,816	0.5%
*	Kingsway Financial Services, Inc.	13,070	35,692	0.0%
#	Laurentian Bank of Canada	268,259	9,153,842	0.8%
#	Sprott, Inc.	1,478,288	3,418,396	0.3%
#*	Street Capital Group, Inc.	120,227	77,734	0.0%
	Timbercreek Financial Corp.	409,409	2,846,384	0.2%
	TMX Group, Ltd.	180,578	11,837,532	1.0%
*	Trisura Group, Ltd.	23,111	467,793	0.0%
Total Financials			100,066,672	8.3%

Health Care — (1.3%)
#*	CRH Medical Corp.	470,396	1,470,602	0.1%
#	Extendicare, Inc.	577,071	3,182,417	0.2%
*	Knight Therapeutics, Inc.	733,325	4,490,371	0.4%
#	Medical Facilities Corp.	188,969	2,008,061	0.2%
*	MedReleaf Corp.	115,500	2,371,236	0.2%
#	Sienna Senior Living, Inc.	312,115	3,936,308	0.3%
#*	Theratechnologies, Inc.	217,701	2,099,759	0.2%
Total Health Care			19,558,754	1.6%

Industrials — (10.0%)
	Aecon Group, Inc.	432,401	5,084,942	0.4%
#	Ag Growth International, Inc.	103,058	4,339,779	0.4%
	Algoma Central Corp.	39,390	444,042	0.0%
*	ATS Automation Tooling Systems, Inc.	526,630	7,827,445	0.6%
#	Badger Daylighting, Ltd.	238,081	5,735,386	0.5%
#	Bird Construction, Inc.	308,144	1,701,689	0.1%
	Black Diamond Group, Ltd.	335,792	909,306	0.1%
	Calian Group, Ltd.	31,555	750,081	0.1%
	CanWel Building Materials Group, Ltd.	508,922	2,663,358	0.2%
	Cargojet, Inc.	16,249	793,138	0.1%
	Cervus Equipment Corp.	45,297	490,647	0.0%
#*	DIRTT Environmental Solutions	311,768	1,520,125	0.1%
#	Exchange Income Corp.	89,484	2,180,860	0.2%
#	Exco Technologies, Ltd.	179,248	1,212,121	0.1%
*	GDI Integrated Facility Services, Inc.	700	8,754	0.0%
*	Heroux-Devtek, Inc.	195,954	2,261,151	0.2%
#	Horizon North Logistics, Inc.	918,844	1,838,177	0.2%
*	IBI Group, Inc.	103,000	550,002	0.0%
	K-Bro Linen, Inc.	61,053	1,740,125	0.1%
	Magellan Aerospace Corp.	91,876	1,122,374	0.1%
#	Maxar Technologies, Ltd.	256,971	12,900,837	1.1%
	Morneau Shepell, Inc.	329,911	6,820,812	0.6%
#	NFI Group, Inc.	331,320	12,359,132	1.0%
	Richelieu Hardware, Ltd.	310,955	6,483,305	0.5%
	Rocky Mountain Dealerships, Inc.	112,555	942,632	0.1%
	Russel Metals, Inc.	412,096	8,422,789	0.7%
	Savaria Corp.	138,100	1,683,903	0.1%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Stantec, Inc.	347,806	$8,944,830	0.7%
	Stuart Olson, Inc.	144,359	845,521	0.1%
	TFI International, Inc.	527,889	16,282,584	1.3%
	Toromont Industries, Ltd.	213,413	9,230,337	0.8%
#	Transcontinental, Inc. Class A	455,476	10,577,479	0.9%
	Wajax Corp.	138,466	2,622,602	0.2%
#	Westshore Terminals Investment Corp.	319,049	5,783,241	0.5%
*	Alexco Resource Corp.	4,700	6,185	0.0%
Total Industrials			147,079,691	12.1%

Information Technology — (3.6%)
#	Absolute Software Corp.	238,088	1,255,049	0.1%
*	BSM Technologies, Inc.	21,200	21,286	0.0%
*	Celestica, Inc.(2262659)	36,408	432,163	0.0%
*	Celestica, Inc.(2263362)	755,063	8,977,016	0.7%
*	Descartes Systems Group, Inc. (The)	434,588	14,158,448	1.2%
	Enghouse Systems, Ltd.	118,057	6,894,029	0.6%
#	Evertz Technologies, Ltd.	162,053	1,969,807	0.2%
#*	EXFO, Inc.	60,487	207,965	0.0%
*	GoldMoney, Inc.	15,700	34,633	0.0%
*	Kinaxis, Inc.	132,974	8,951,583	0.7%
#	Mediagrif Interactive Technologies, Inc.	30,070	281,338	0.0%
*	Mitel Networks Corp.	449,025	4,914,971	0.4%
	Pivot Technology Solutions, Inc.	53,300	77,843	0.0%
*	Points International, Ltd.	41,259	681,033	0.1%
#	Quarterhill, Inc.	785,133	871,939	0.1%
#*	Sierra Wireless, Inc.	196,447	3,142,495	0.2%
*	Solium Capital, Inc.	78,206	684,708	0.1%
#*	UrtheCast Corp.	194,714	34,066	0.0%
	Vecima Networks, Inc.	6,059	39,866	0.0%
Total Information Technology			53,630,238	4.4%

Materials — (24.0%)
*	5N Plus, Inc.	527,729	1,344,763	0.1%
#	Acadian Timber Corp.	60,338	913,343	0.1%
#	AirBoss of America Corp.	100,662	1,186,826	0.1%
*	Alacer Gold Corp.	1,979,492	3,658,894	0.3%
	Alamos Gold, Inc. Class A	2,388,720	13,609,333	1.1%
#*	Alio Gold, Inc.	204,318	296,846	0.0%
#	Altius Minerals Corp.	261,400	2,614,696	0.2%
#*	Americas Silver Corp.	170,412	532,761	0.0%
*	Amerigo Resources, Ltd.	473,700	356,721	0.0%
*	Argonaut Gold, Inc.	1,166,038	2,048,871	0.2%
#*	Asanko Gold, Inc.	861,993	931,069	0.1%
*	B2Gold Corp.	5,823,490	15,105,238	1.2%
	Caledonia Mining Corp. P.L.C.	540	4,600	0.0%
*	Canfor Corp.	440,670	10,605,712	0.9%
	Canfor Pulp Products, Inc.	217,215	4,167,012	0.3%
*	Capstone Mining Corp.	3,069,355	2,358,079	0.2%
	Cascades, Inc.	482,793	4,322,423	0.4%
*	Centerra Gold, Inc.	1,552,135	8,630,517	0.7%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	China Gold International Resources Corp., Ltd.	1,658,100	$2,875,646	0.2%
#*	Conifex Timber, Inc.	19,400	86,770	0.0%
#*	Continental Gold, Inc.	982,848	2,833,449	0.2%
#*	Copper Mountain Mining Corp.	972,155	916,953	0.1%
#*	Dalradian Resources, Inc.	150,894	165,282	0.0%
*	Detour Gold Corp.	1,073,245	9,649,531	0.8%
*	Dundee Precious Metals, Inc.	1,421,222	3,394,544	0.3%
*	eCobalt Solutions, Inc.	100,900	81,355	0.0%
#*	Eldorado Gold Corp.	4,240,346	4,289,857	0.4%
#*	Endeavour Mining Corp.	382,529	6,864,071	0.6%
#*	Endeavour Silver Corp.	586,873	1,843,674	0.2%
#*	First Majestic Silver Corp.	927,292	7,074,690	0.6%
*	First Mining Gold Corp.	815,900	279,280	0.0%
*	Fortress Global Enterprises, Inc.	16,706	43,206	0.0%
*	Fortuna Silver Mines, Inc.	1,210,391	6,886,795	0.6%
*	Golden Star Resources, Ltd.	2,409,227	1,649,340	0.1%
#*	Great Panther Silver, Ltd.	834,051	970,675	0.1%
*	Guyana Goldfields, Inc.	1,150,118	4,295,500	0.4%
	HudBay Minerals, Inc.	1,705,186	9,507,484	0.8%
*	IAMGOLD Corp.	3,203,040	18,662,980	1.5%
#*	Imperial Metals Corp.	346,592	479,822	0.0%
*	Interfor Corp.	467,908	8,986,937	0.7%
*	International Tower Hill Mines, Ltd.	13,001	6,428	0.0%
	Intertape Polymer Group, Inc.	360,977	4,961,666	0.4%
*	Ivanhoe Mines, Ltd. Class A	2,296,109	4,715,699	0.4%
	Kirkland Lake Gold, Ltd.	781,555	16,550,786	1.4%
*	Klondex Mines, Ltd.	996,563	2,327,196	0.2%
#	Labrador Iron Ore Royalty Corp.	417,556	7,651,408	0.6%
*	Largo Resources, Ltd.	297,200	393,358	0.0%
*	Leagold Mining Corp.	257,542	507,385	0.0%
*	Liberty Gold Corp.	105,861	35,431	0.0%
#	Lucara Diamond Corp.	1,690,358	2,713,008	0.2%
#*	Lundin Gold, Inc.	148,809	518,423	0.0%
*	Lydian International, Ltd.	83,014	22,101	0.0%
*	Major Drilling Group International, Inc.	615,212	3,247,687	0.3%
#	Mandalay Resources Corp.	1,371,135	203,378	0.0%
#*	Marathon Gold Corp.	172,000	117,750	0.0%
#*	Midas Gold Corp.	64,084	47,771	0.0%
*	Mountain Province Diamonds, Inc.	82,700	207,591	0.0%
#*	Nautilus Minerals, Inc.	227,078	33,682	0.0%
#	Nevsun Resources, Ltd.	2,058,709	7,156,506	0.6%
*	New Gold, Inc.	3,824,551	7,971,148	0.7%
*	Nighthawk Gold Corp.	17,500	5,591	0.0%
	Norbord, Inc.	102,923	4,232,321	0.4%
#*	Northern Dynasty Minerals, Ltd.	106,100	57,301	0.0%
	OceanaGold Corp.	3,727,260	10,348,381	0.9%
*	Orbite Technologies, Inc.	73,500	2,205	0.0%
	Osisko Gold Royalties, Ltd.	745,064	7,055,901	0.6%
#*	Osisko Mining, Inc.	282,777	387,174	0.0%
	Pan American Silver Corp.	1,044,715	18,698,622	1.5%
#*	PolyMet Mining Corp.	642,081	630,042	0.1%
*	Premier Gold Mines, Ltd.	1,131,049	2,245,493	0.2%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Pretium Resources, Inc.(B57Q8S9)	321,293	$2,363,293	0.2%
#*	Pretium Resources, Inc.(74139C102)	293,903	2,157,248	0.2%
#*	RB Energy, Inc.	396,013	198	0.0%
*	Roxgold, Inc.	889,460	757,765	0.1%
#*	Royal Nickel Corp.	324,000	24,645	0.0%
#*	Sabina Gold & Silver Corp.	1,695,621	1,960,479	0.2%
#*	Sandstorm Gold, Ltd.	1,323,001	5,947,542	0.5%
#*	Seabridge Gold, Inc.	109,635	1,233,409	0.1%
*	SEMAFO, Inc.	2,068,458	5,994,618	0.5%
#*	Sherritt International Corp.	2,539,461	2,144,146	0.2%
#*	Sprott Resource Holdings, Inc.	597,898	50,028	0.0%
*	SSR Mining, Inc.	759,105	7,489,135	0.6%
	Stella-Jones, Inc.	280,906	10,232,829	0.8%
#*	Stornoway Diamond Corp.	1,818,797	608,733	0.1%
	Supremex, Inc.	11,691	29,258	0.0%
#	Tahoe Resources, Inc.	1,778,769	8,754,144	0.7%
#*	Tanzanian Royalty Exploration Corp.	207,891	88,555	0.0%
*	Taseko Mines, Ltd.	1,417,826	1,509,874	0.1%
*	Teranga Gold Corp.	628,014	2,240,433	0.2%
#*	TMAC Resources, Inc.	88,413	376,612	0.0%
*	Torex Gold Resources, Inc.	434,203	3,867,582	0.3%
*	Trevali Mining Corp.	4,113,289	2,815,928	0.2%
#*	Wesdome Gold Mines, Ltd.	798,483	1,864,635	0.2%
	Western Forest Products, Inc.	2,638,609	5,378,977	0.4%
	Winpak, Ltd.	154,235	5,162,089	0.4%
	Yamana Gold, Inc.	4,465,651	13,009,883	1.1%
Total Materials			353,639,016	29.1%

Real Estate — (3.4%)
#	Altus Group, Ltd.	263,514	5,875,020	0.5%
	Brookfield Real Estate Services, Inc.	41,669	618,070	0.1%
	Colliers International Group, Inc.	199,337	15,165,776	1.2%
*	DREAM Unlimited Corp. Class A	350,807	2,596,396	0.2%
	FirstService Corp.(BY9C8H7)	1,234	93,833	0.0%
	FirstService Corp.(BYL7ZF7)	185,186	14,084,926	1.2%
	Genesis Land Development Corp.	76,842	223,866	0.0%
	Information Services Corp.	11,174	144,748	0.0%
#	Invesque, Inc.	152,266	1,254,672	0.1%
*	Mainstreet Equity Corp.	29,849	972,451	0.1%
	Melcor Developments, Ltd.	52,840	604,506	0.0%
	Morguard Corp.	17,168	2,185,944	0.2%
#	Tricon Capital Group, Inc.	813,815	6,827,961	0.6%
Total Real Estate			50,648,169	4.2%

Utilities — (4.2%)
	Atco, Ltd. Class I	10,300	317,936	0.0%
	Boralex, Inc. Class A	371,884	5,957,386	0.5%
	Capital Power Corp.	631,209	12,113,797	1.0%
#	Innergex Renewable Energy, Inc.	619,431	6,506,934	0.5%
	Just Energy Group, Inc.	720,976	2,599,495	0.2%
*	Maxim Power Corp.	92,234	178,904	0.0%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
# Northland Power, Inc.	286,688	$5,349,299	0.4%
Polaris Infrastructure, Inc.	88,400	946,771	0.1%
Superior Plus Corp.	849,685	8,214,731	0.7%
TransAlta Corp.	1,769,559	8,883,801	0.7%
# TransAlta Renewables, Inc.	721,646	6,828,644	0.6%
# Valener, Inc.	283,887	4,366,330	0.4%
Total Utilities		62,264,028	5.1%
TOTAL COMMON STOCKS		1,210,087,928	99.7%
TOTAL INVESTMENT SECURITIES		1,210,087,928

		Value†
SECURITIES LENDING COLLATERAL — (18.0%)
§@ DFA Short Term Investment Fund	22,961,149	265,683,457	21.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,589,004,377)^^		$1,475,771,385	121.6%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

		Shares	Value
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.9%)
#	Aeria, Inc.	97,700	$558,826
#	Akatsuki, Inc.	46,200	1,814,450
# *	AlphaPolis Co., Ltd.	11,300	184,726
#	Amuse, Inc.	85,298	2,173,965
#	AOI TYO Holdings, Inc.	152,331	1,686,279
	Asahi Broadcasting Group Holdings Corp.	66,000	449,161
#	Asahi Net, Inc.	117,800	530,852
#	Ateam, Inc.	92,700	1,766,046
# *	Atrae, Inc.	46,700	832,941
	Avex, Inc.	269,900	3,631,741
# *	Bengo4.com, Inc.	52,900	1,468,694
*	Broadmedia Corp.	156,100	94,040
#	CareerIndex, Inc.	59,900	827,625
#	Ceres, Inc.	18,800	326,708
#	COLOPL, Inc.	387,800	2,388,892
#	COOKPAD, Inc.	157,300	576,518
# *	Cyberstep, Inc.	30,700	319,180
# *	Designone Japan, Inc.	50,700	217,133
#	Dip Corp.	235,200	5,104,742
*	eBook Initiative Japan Co., Ltd.	9,100	150,887
	F@N Communications, Inc.	340,700	1,888,940
#	Faith, Inc.	54,410	652,397
#	Freebit Co., Ltd.	79,500	626,000
# *	Full Speed, Inc.	47,700	277,907
	Gakken Holdings Co., Ltd.	31,300	1,584,062
	Gree, Inc.	913,000	3,820,866
# *	Gumi, Inc.	144,200	768,608
#	GungHo Online Entertainment, Inc.	825,500	1,492,392
#	Gurunavi, Inc.	209,700	1,600,338
#	IMAGICA GROUP, Inc.	110,000	543,557
	Intage Holdings, Inc.	246,900	2,127,996
	Internet Initiative Japan, Inc.	200,400	3,878,577
*	Itokuro, Inc.	52,800	1,398,970
*	Kadokawa Dwango	180,416	1,801,231
#	Kamakura Shinsho, Ltd.	120,400	1,142,786
#	KLab, Inc.	260,800	2,296,182
*	LIFULL Co., Ltd.	428,600	2,901,506
#	Macromill, Inc.	216,100	4,276,366
#	MarkLines Co., Ltd.	79,100	1,086,821
	Marvelous, Inc.	236,800	1,897,236
	Members Co., Ltd.	40,200	451,657
	Mixi, Inc.	326,200	7,127,450
#	Mobile Factory, Inc.	40,600	501,253
	MTI, Ltd.	199,300	959,624
# *	Mynet, Inc.	45,400	445,523
	Okinawa Cellular Telephone Co.	77,000	2,836,461
	OPT Holding, Inc.	26,400	589,134
	Proto Corp.	91,800	1,217,053
#	Septeni Holdings Co., Ltd.	51,500	87,559
	Shobunsha Publications, Inc.	258,500	1,267,067
	SKY Perfect JSAT Holdings, Inc.	1,048,800	4,657,116
# *	Synchro Food Co., Ltd.	72,600	504,958
	Toei Animation Co., Ltd.	87,800	2,963,123
	Toei Co., Ltd.	50,400	5,503,011

The Japanese Small Company Series
continued

		Shares	Value
COMMUNICATION SERVICES — (Continued)
	Tohokushinsha Film Corp.	87,200	$476,360
	Tow Co., Ltd.	132,800	965,417
	TV Asahi Holdings Corp.	109,300	2,040,508
	Tv Tokyo Holdings Corp.	104,500	2,408,533
# *	Usen-Next Holdings Co., Ltd.	107,400	1,048,443
#	ValueCommerce Co., Ltd.	124,900	1,765,197
# *	V-Cube, Inc.	133,700	611,376
#	Vector, Inc.	192,100	3,287,992
# *	Vision, Inc.	59,500	2,039,322
	Voyage Group, Inc.	69,100	817,993
#	WirelessGate, Inc.	63,300	317,634
	Wowow, Inc.	44,300	1,288,099
*	Zappallas, Inc.	55,900	188,446
	Zenrin Co., Ltd.	257,750	6,413,254
*	ZIGExN Co., Ltd.	426,200	2,632,782
TOTAL COMMUNICATION SERVICES			116,578,489

CONSUMER DISCRETIONARY — (17.7%)
#	Adastria Co., Ltd.	210,740	3,433,948
#	Adventure, Inc.	19,600	1,292,529
	Aeon Fantasy Co., Ltd.	53,732	1,679,123
*	AGORA Hospitality Group Co., Ltd.	372,000	95,556
	Ahresty Corp.	152,800	969,766
#	Aigan Co., Ltd.	86,100	247,476
	Ainavo Holdings Co., Ltd.	1,700	13,723
	Aisan Industry Co., Ltd.	257,500	1,928,008
# *	Akebono Brake Industry Co., Ltd.	396,600	797,544
	Alpen Co., Ltd.	129,400	2,174,488
	Alpha Corp.	51,500	623,290
	Alpine Electronics, Inc.	277,500	4,710,154
	Amiyaki Tei Co., Ltd.	30,500	1,074,040
*	Anrakutei Co., Ltd.	1,300	54,441
	AOKI Holdings, Inc.	276,100	3,636,528
	Aoyama Trading Co., Ltd.	324,200	9,808,171
	Arata Corp.	94,900	4,309,596
	Arcland Sakamoto Co., Ltd.	221,600	2,901,856
	Arcland Service Holdings Co., Ltd.	123,400	2,529,436
	Asahi Co., Ltd.	127,600	1,534,036
	Asante, Inc.	47,700	950,619
	Ashimori Industry Co., Ltd.	30,899	511,204
#	Asti Corp.	20,800	352,660
#	Atom Corp.	691,100	6,132,916
	Atsugi Co., Ltd.	124,300	1,128,101
	Aucnet, Inc.	13,700	143,850
	Autobacs Seven Co., Ltd.	530,000	8,529,901
	Baroque Japan, Ltd.	105,800	957,866
*	Beaglee, Inc.	35,400	415,496
#	Beauty Garage, Inc.	17,400	289,554
#	Beenos, Inc.	66,400	986,466
	Belluna Co., Ltd.	358,000	3,556,292
	Bookoff Group Holdings, Ltd.	68,800	447,549
	BRONCO BILLY Co., Ltd.	73,800	1,907,677
#	Can Do Co., Ltd.	65,900	967,254
	Central Automotive Products, Ltd.	83,300	1,134,043
	Central Sports Co., Ltd.	49,500	1,728,768
#	Chikaranomoto Holdings Co., Ltd.	35,400	283,262

The Japanese Small Company Series
continued

		Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#	CHIMNEY Co., Ltd.	37,900	$931,049
#	Chiyoda Co., Ltd.	130,000	2,506,098
	Chofu Seisakusho Co., Ltd.	138,000	2,794,268
	Chori Co., Ltd.	77,800	1,281,537
	Chuo Spring Co., Ltd.	20,000	620,531
#	Clarion Co., Ltd.	177,600	3,893,617
	Cleanup Corp.	145,100	884,838
#	Coco’s Japan Co., Ltd.	54,300	1,054,922
#	Colowide Co., Ltd.	350,600	8,536,631
	Corona Corp.	105,500	1,041,412
#	Create Restaurants Holdings, Inc.	319,900	3,393,402
#	Cross Plus, Inc.	9,800	68,463
	Daido Metal Co., Ltd.	279,700	2,139,757
#	Daidoh, Ltd.	82,300	261,172
#	Daikoku Denki Co., Ltd.	63,200	899,016
	Daikyonishikawa Corp.	292,400	2,793,081
	Dainichi Co., Ltd.	69,100	454,916
	Daisyo Corp.	47,200	703,575
	Daiyu Lic Holdings Co., Ltd.	75,600	715,392
#	DCM Holdings Co., Ltd.	762,100	7,410,662
	DD Holdings Co., Ltd.	34,200	686,639
#	Descente, Ltd.	286,100	7,491,243
	Doshisha Co., Ltd.	166,900	3,436,657
#	Doutor Nichires Holdings Co., Ltd.	237,686	4,223,903
#	Dynic Corp.	42,200	313,181
	Eagle Industry Co., Ltd.	201,000	2,342,011
#	EAT&Co, Ltd.	36,100	536,614
	EDION Corp.	510,900	5,372,458
*	Enigmo, Inc.	85,200	1,520,801
#	ES-Con Japan, Ltd.	264,600	1,567,687
	ESCRIT, Inc.	56,500	351,766
	ESTELLE Holdings Co., Ltd.	12,600	79,431
	Exedy Corp.	210,200	5,177,383
	FCC Co., Ltd.	263,700	6,530,782
#	Felissimo Corp.	21,200	239,232
#	Fields Corp.	109,800	820,881
#	Fine Sinter Co., Ltd.	10,300	217,880
#	First Juken Co., Ltd.	51,200	543,671
#	First-corp, Inc.	55,000	513,342
	FJ Next Co., Ltd.	122,400	906,771
	Foster Electric Co., Ltd.	151,200	2,209,487
	France Bed Holdings Co., Ltd.	152,300	1,286,616
	F-Tech, Inc.	102,100	997,649
	Fuji Co., Ltd.	152,700	2,867,445
#	Fuji Corp. (6163543)	39,100	718,321
	Fuji Corp., Ltd.	199,300	1,522,605
#	Fuji Kyuko Co., Ltd.	164,500	4,801,225
	Fujibo Holdings, Inc.	75,500	2,199,717
	Fujikura Rubber, Ltd.	134,600	645,122
#	Fujio Food System Co., Ltd.	59,400	1,081,735
	Fujishoji Co., Ltd.	56,600	524,670
	Fujita Kanko, Inc.	61,500	1,678,350
#	Fujitsu General, Ltd.	462,300	6,925,222
	FuKoKu Co., Ltd.	65,400	533,969
# *	Funai Electric Co., Ltd.	145,300	707,841
#	Furukawa Battery Co., Ltd. (The)	104,300	785,578
	Furyu Corp.	94,100	755,219

The Japanese Small Company Series
continued

		Shares	Value
CONSUMER DISCRETIONARY — (Continued)
	Futaba Industrial Co., Ltd.	431,700	$2,358,797
	Gakkyusha Co., Ltd.	53,400	815,627
#	Genki Sushi Co., Ltd.	41,200	2,228,550
	Geo Holdings Corp.	247,800	3,775,022
#	Gfoot Co., Ltd.	98,100	654,166
	GLOBERIDE, Inc.	68,999	1,658,554
#	Gokurakuyu Holdings Co., Ltd.	82,500	423,366
#	Goldwin, Inc.	77,600	5,531,604
#	Golf Digest Online, Inc.	75,200	623,521
	Greens Co., Ltd.	16,900	208,010
	GSI Creos Corp.	31,592	377,434
#	G-Tekt Corp.	138,800	1,958,938
	Gunze, Ltd.	120,000	5,321,783
	H2O Retailing Corp.	519,000	8,063,808
#	Hagihara Industries, Inc.	90,800	1,346,868
#	Hakuyosha Co., Ltd.	13,600	368,709
#	Hamee Corp.	44,900	673,285
	Handsman Co., Ltd.	37,500	365,898
	Happinet Corp.	117,000	1,776,318
#	Harada Industry Co., Ltd.	71,600	514,947
	Hard Off Corp. Co., Ltd.	67,700	567,043
	Haruyama Holdings, Inc.	56,500	446,093
	Heian Ceremony Service Co., Ltd.	8,300	65,734
	Heiwa Corp.	14,700	336,190
	Hiday Hidaka Corp.	163,287	3,185,237
	HI-LEX Corp.	103,600	2,169,867
#	Himaraya Co., Ltd.	35,900	314,617
#	Hinokiya Group Co., Ltd.	47,200	1,141,261
#	Hiramatsu, Inc.	276,200	1,154,526
	HIS Co., Ltd.	84,600	2,576,615
	H-One Co., Ltd.	143,300	1,514,887
	Honeys Holdings Co., Ltd.	129,340	1,027,376
#	Hoosiers Holdings.	368,500	2,045,187
#	Hotland Co., Ltd.	76,500	979,222
#	House Do Co., Ltd.	58,100	849,410
#	HUB Co., Ltd.	35,400	281,872
#	I K K, Inc.	68,000	432,883
#	I.K Co., Ltd.	44,300	403,329
#	IBJ, Inc.	146,000	803,447
	Ichibanya Co., Ltd.	107,258	4,094,330
	Ichikoh Industries, Ltd.	244,500	1,697,541
#	IDOM, Inc.	274,900	925,460
	IJT Technology Holdings Co., Ltd.	170,180	1,055,060
	Imasen Electric Industrial	132,600	1,217,907
#	Istyle, Inc.	325,600	2,919,170
	Janome Sewing Machine Co., Ltd.	104,900	538,318
#	Japan Best Rescue System Co., Ltd.	132,900	1,280,202
	Japan Wool Textile Co., Ltd. (The)	377,400	2,979,755
#	JFLA Holdings, Inc.	121,800	444,375
	JINS, Inc.	98,900	5,600,438
#	Joban Kosan Co., Ltd.	42,899	654,605
#	Jolly - Pasta Co., Ltd.	22,600	353,516
	Joshin Denki Co., Ltd.	133,200	3,403,836
	JP-Holdings, Inc.	374,800	992,677
	JVC Kenwood Corp.	747,400	1,847,918
	Kasai Kogyo Co., Ltd.	204,200	1,882,651
	Kawai Musical Instruments Manufacturing Co., Ltd.	44,800	1,553,544

The Japanese Small Company Series
continued

		Shares	Value
CONSUMER DISCRETIONARY — (Continued)
	Keihin Corp.	312,500	$6,153,104
	Keiyo Co., Ltd.	201,300	996,249
	KFC Holdings Japan, Ltd.	75,000	1,318,854
	King Co., Ltd.	44,900	181,516
# *	Kintetsu Department Store Co., Ltd.	59,900	1,883,153
#	Ki-Star Real Estate Co., Ltd.	59,500	1,048,883
*	KNT-CT Holdings Co., Ltd.	93,100	1,023,059
	Kohnan Shoji Co., Ltd.	179,800	4,498,399
*	Kojima Co., Ltd.	194,200	855,504
	Komatsu Matere Co., Ltd.	226,400	1,870,975
	KOMEDA Holdings Co., Ltd.	341,500	6,717,899
	Komehyo Co., Ltd.	53,500	732,989
	Komeri Co., Ltd.	228,400	5,918,902
	Konaka Co., Ltd.	122,106	540,566
	Koshidaka Holdings Co., Ltd.	324,800	3,785,377
# *	Kourakuen Holdings Corp.	77,400	1,269,020
#	KU Holdings Co., Ltd.	130,900	1,075,316
	Kura Corp.	77,900	4,514,383
	Kurabo Industries, Ltd.	129,900	3,135,688
	Kushikatsu Tanaka Holdings Co.	23,000	613,407
#	KYB Corp.	144,300	3,461,271
#	Kyoritsu Maintenance Co., Ltd.	140,662	6,249,160
#	Kyoto Kimono Yuzen Co., Ltd.	29,100	119,337
*	Laox Co., Ltd.	206,900	660,291
	LEC, Inc.	172,200	3,447,736
# *	LIKE Kidsnext Co., Ltd.	43,600	427,427
*	Litalico, Inc.	44,900	830,461
	LIXIL VIVA Corp.	133,500	2,165,052
	Look Holdings, Inc.	45,600	464,119
#	Mamiya-Op Co., Ltd.	32,700	287,389
	Mars Group Holdings Corp.	89,700	1,849,021
*	Maruzen CHI Holdings Co., Ltd.	109,800	339,213
#	Matsuya Co., Ltd.	174,800	1,650,091
	Matsuyafoods Holdings co., Ltd.	68,300	2,204,405
#	Media Do Holdings Co., Ltd.	51,400	1,101,777
#	Meiko Network Japan Co., Ltd.	137,500	1,207,619
	Meiwa Estate Co., Ltd.	95,300	528,836
	Mikuni Corp.	167,900	920,752
	Misawa Homes Co., Ltd.	129,600	973,840
	Mitsuba Corp.	215,490	1,696,768
	Mizuno Corp.	150,300	3,516,730
	Monogatari Corp. (The)	39,900	3,562,380
	Morito Co., Ltd.	112,500	850,868
#	MrMax Holdings, Ltd.	176,100	815,865
	Murakami Corp.	30,000	724,576
	Musashi Seimitsu Industry Co., Ltd.	321,400	4,690,487
	Nafco Co., Ltd.	47,500	761,290
	Nagawa Co., Ltd.	43,600	2,101,097
*	Naigai Co., Ltd.	21,500	94,849
#	Nakayamafuku Co., Ltd.	63,000	344,447
#	Nextage Co., Ltd.	255,100	2,341,614
	Nice Holdings, Inc.	49,500	510,938
	Nichirin Co., Ltd.	69,660	1,471,442
	Nihon Eslead Corp.	57,800	782,778
#	Nihon House Holdings Co., Ltd.	319,900	1,459,567
	Nihon Plast Co., Ltd.	122,500	990,825
#	Nihon Tokushu Toryo Co., Ltd.	87,400	1,675,988

The Japanese Small Company Series
continued

		Shares	Value
CONSUMER DISCRETIONARY — (Continued)
	Nikki Co., Ltd.	2,100	$40,964
#	Nippon Felt Co., Ltd.	80,200	337,522
	Nippon Piston Ring Co., Ltd.	46,000	864,861
	Nippon Seiki Co., Ltd.	336,800	5,926,971
#	Nippon View Hotel Co., Ltd.	41,400	472,708
	Nishikawa Rubber Co., Ltd.	28,100	493,761
#	Nishimatsuya Chain Co., Ltd.	361,700	3,219,533
	Nissan Shatai Co., Ltd.	533,700	4,298,879
	Nissan Tokyo Sales Holdings Co., Ltd.	174,100	534,921
	Nissin Kogyo Co., Ltd.	301,400	4,385,121
	Nittan Valve Co., Ltd.	93,500	283,202
	Nojima Corp.	216,300	5,108,740
	Ohashi Technica, Inc.	72,600	907,848
	Ohsho Food Service Corp.	96,000	6,618,786
# *	Oisix ra daichi, Inc.	75,000	1,296,020
#	Omikenshi Co., Ltd.	32,200	197,213
	Onward Holdings Co., Ltd.	847,200	5,107,457
	Ootoya Holdings Co., Ltd.	38,900	777,605
# *	Open Door, Inc.	76,200	1,809,191
#	Otsuka Kagu, Ltd.	82,500	192,625
	Ozu Corp.	23,000	400,293
	Pacific Industrial Co., Ltd.	327,600	4,786,301
	PAL GROUP Holdings Co., Ltd.	91,200	2,672,064
#	PAPYLESS Co., Ltd.	37,700	973,327
#	Parco Co., Ltd.	151,000	1,602,855
	Paris Miki Holdings, Inc.	177,200	761,036
	PC Depot Corp.	190,481	956,379
	People Co., Ltd.	19,600	224,041
#	Pepper Food Service Co., Ltd.	92,300	2,592,471
	PIA Corp.	36,900	1,763,919
	Piolax, Inc.	215,400	4,693,348
# *	Pioneer Corp.	2,489,100	2,228,773
#	Plenus Co., Ltd.	161,300	2,581,462
	Press Kogyo Co., Ltd.	623,200	2,849,229
	Pressance Corp.	260,100	2,958,093
	Raccoon Co., Ltd.	98,400	538,421
	Regal Corp.	1,500	36,751
	Renaissance, Inc.	88,700	1,786,971
# *	Renown, Inc.	366,700	374,734
#	Resol Holdings Co., Ltd.	16,799	629,757
	Resorttrust, Inc.	201,200	3,098,572
	Rhythm Watch Co., Ltd.	55,900	989,913
#	Riberesute Corp.	60,400	498,732
	Ride On Express Holdings Co., Ltd.	62,200	764,221
	Right On Co., Ltd.	119,625	995,267
	Riken Corp.	69,700	3,335,784
	Ringer Hut Co., Ltd.	172,000	3,445,654
#	Riso Kyoiku Co., Ltd.	261,700	2,768,154
	Round One Corp.	563,400	6,682,384
	Royal Holdings Co., Ltd.	216,900	5,366,694
# *	Royal Hotel, Ltd. (The)	2,100	31,836
*	RVH, Inc.	100	236
	Sac’s Bar Holdings, Inc.	138,350	1,226,162
	Saizeriya Co., Ltd.	217,900	4,135,335
	Sakai Ovex Co., Ltd.	30,999	616,100
	San Holdings, Inc.	31,800	742,433
*	Sanden Holdings Corp.	97,400	1,064,269

The Japanese Small Company Series
continued

		Shares	Value
CONSUMER DISCRETIONARY — (Continued)
	Sanei Architecture Planning Co., Ltd.	78,200	$1,140,457
	Sangetsu Corp.	367,050	7,059,581
	Sankyo Seiko Co., Ltd.	238,900	959,305
	Sanoh Industrial Co., Ltd.	190,700	1,086,128
#	Sanyei Corp.	4,300	120,291
	Sanyo Electric Railway Co., Ltd.	121,098	2,674,051
	Sanyo Housing Nagoya Co., Ltd.	78,200	693,695
#	Sanyo Shokai, Ltd.	96,199	1,621,972
#	Scroll Corp.	230,500	977,701
#	Seiko Holdings Corp.	206,281	4,948,953
	Seiren Co., Ltd.	347,800	4,948,192
# *	Senshukai Co., Ltd.	230,700	593,667
#	SFP Holdings Co., Ltd.	74,500	1,101,261
#	Shidax Corp.	152,000	488,829
#	Shikibo, Ltd.	65,500	656,499
	Shimachu Co., Ltd.	282,300	7,400,133
	Shimojima Co., Ltd.	34,900	312,369
#	Shoei Co., Ltd.	90,900	3,541,646
	Showa Corp.	415,200	5,713,720
	Snow Peak, Inc.	47,600	633,129
	SNT Corp.	230,100	766,522
	Soft99 Corp.	81,800	727,214
#	Sotoh Co., Ltd.	42,900	377,613
#	Space Value Holdings Co., Ltd.	233,000	2,079,417
	SPK Corp.	22,200	475,370
#	SRS Holdings Co., Ltd.	49,200	435,269
	St Marc Holdings Co., Ltd.	117,900	2,800,076
	Starts Corp., Inc.	245,400	5,095,771
	Step Co., Ltd.	60,400	840,853
	Studio Alice Co., Ltd.	70,300	1,607,644
*	Studio Atao Co., Ltd.	500	11,965
#	Suminoe Textile Co., Ltd.	38,600	924,691
	Sumitomo Riko Co., Ltd.	274,000	2,263,647
	Suncall Corp.	128,700	833,091
	Sushiro Global Holdings, Ltd.	130,500	6,873,838
#	Syuppin Co., Ltd.	161,200	2,010,901
	T RAD Co., Ltd.	49,000	1,170,278
	Tachikawa Corp.	73,900	741,806
	Tachi-S Co., Ltd.	224,140	3,159,143
	Taiho Kogyo Co., Ltd.	119,300	1,075,781
	Take And Give Needs Co., Ltd.	63,210	991,598
#	Takihyo Co., Ltd.	34,100	593,792
#	Tama Home Co., Ltd.	123,500	1,269,915
	Tamron Co., Ltd.	126,400	2,255,617
	Tbk Co., Ltd.	160,300	654,022
	Tear Corp.	72,100	512,772
#	Temairazu, Inc.	11,200	271,646
#	Tenpos Holdings Co., Ltd.	34,500	640,942
	T-Gaia Corp.	146,200	3,310,046
	Tigers Polymer Corp.	87,800	538,670
	Toa Corp. (6894434)	173,700	1,861,850
#	Toabo Corp.	54,799	267,566
#	Tokai Rika Co., Ltd.	341,900	6,234,234
	Token Corp.	55,050	3,566,040
# *	Tokyo Base Co., Ltd.	154,700	866,945
	Tokyo Dome Corp.	628,300	5,530,321
	Tokyo Individualized Educational Institute, Inc.	121,000	1,565,107

The Japanese Small Company Series
continued

		Shares	Value
CONSUMER DISCRETIONARY — (Continued)
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	$207,025
#	Tokyotokeiba Co., Ltd.	107,300	3,794,275
#	Tokyu Recreation Co., Ltd.	20,400	888,993
	Tomy Co., Ltd.	630,693	7,336,724
	Topre Corp.	243,700	5,071,331
#	Toridoll Holdings Corp.	162,800	2,757,462
#	Torikizoku Co., Ltd.	54,600	998,049
	Tosho Co., Ltd.	114,400	4,444,539
	Toyo Tire & Rubber Co., Ltd.	430,400	7,179,731
	TPR Co., Ltd.	164,700	4,011,491
	TSI Holdings Co., Ltd.	522,195	3,560,614
#	Tsukada Global Holdings, Inc.	119,000	635,532
	Tsukamoto Corp. Co., Ltd.	19,000	198,421
	Tsutsumi Jewelry Co., Ltd.	57,100	1,121,868
#	Ukai Co., Ltd.	5,900	204,409
#	Umenohana Co., Ltd.	21,700	507,661
	Unipres Corp.	292,000	5,223,299
	United Arrows, Ltd.	163,600	6,151,730
*	Unitika, Ltd.	431,400	2,200,482
*	U-Shin, Ltd.	172,300	1,161,933
*	Vega Corp. Co., Ltd.	1,700	16,190
# *	VIA Holdings, Inc.	155,400	984,903
#	Village Vanguard Co., Ltd.	40,600	381,646
# *	Visionary Holdings Co., Ltd.	637,300	584,009
#	VT Holdings Co., Ltd.	590,100	2,462,198
	Wacoal Holdings Corp.	364,700	10,055,102
	Waseda Academy Co., Ltd.	12,600	223,363
#	WATAMI Co., Ltd.	167,200	1,914,938
	Watts Co., Ltd.	67,800	525,787
	Weds Co., Ltd.	14,500	84,805
	Xebio Holdings Co., Ltd.	202,000	2,799,766
	Yachiyo Industry Co., Ltd.	52,900	421,212
#	Yagi & Co., Ltd.	18,600	280,864
	Yamato International, Inc.	119,800	494,880
#	Yasunaga Corp.	56,800	876,957
	Yellow Hat, Ltd.	130,200	3,201,417
	Yomiuri Land Co., Ltd.	28,500	1,080,314
	Yondoshi Holdings, Inc.	129,420	2,746,742
	Yorozu Corp.	150,500	2,121,842
#	Yoshinoya Holdings Co., Ltd.	165,000	2,712,043
#	Yossix Co., Ltd.	26,300	610,795
#	Yume No Machi Souzou Iinkai Co., Ltd.	165,200	3,450,780
	Yutaka Giken Co., Ltd.	8,700	170,199
#	Zojirushi Corp.	307,700	3,360,920
TOTAL CONSUMER DISCRETIONARY			713,066,175

CONSUMER STAPLES — (7.6%)
#	Aeon Hokkaido Corp.	261,700	1,847,639
	AFC-HD AMS Life Science Co., Ltd.	48,200	304,485
#	Albis Co., Ltd.	42,600	1,105,969
	Arcs Co., Ltd.	304,900	7,367,683
	Artnature, Inc.	129,400	760,777
	Axial Retailing, Inc.	115,000	3,767,969
	Belc Co., Ltd.	79,300	4,049,535
#	Bourbon Corp.	50,000	896,460
	Bull-Dog Sauce Co., Ltd.	1,500	28,332

The Japanese Small Company Series
continued

		Shares	Value
CONSUMER STAPLES — (Continued)
	Cawachi, Ltd.	52,400	$972,511
	C’BON COSMETICS Co., Ltd.	8,200	200,503
	Chubu Shiryo Co., Ltd.	180,300	2,195,037
	Chuo Gyorui Co., Ltd.	9,800	244,637
	Ci:z Holdings Co., Ltd.	41,800	2,166,008
	cocokara fine, Inc.	134,860	7,423,232
	Como Co., Ltd.	2,000	44,666
	Cota Co., Ltd.	76,565	1,009,901
	Create SD Holdings Co., Ltd.	210,700	5,337,479
	Daikokutenbussan Co., Ltd.	44,500	1,664,686
	Delica Foods Holdings Co., Ltd.	31,100	413,372
	DyDo Group Holdings, Inc.	73,700	3,741,055
#	Earth Corp.	101,700	4,626,248
	Ebara Foods Industry, Inc.	24,600	465,913
	Eco’s Co., Ltd.	61,300	1,075,612
	Ensuiko Sugar Refining Co., Ltd.	86,200	189,508
	Feed One Co., Ltd.	949,940	1,616,919
*	First Baking Co., Ltd.	12,000	116,524
#	Fujicco Co., Ltd.	153,100	3,513,838
	Fujiya Co., Ltd.	75,100	1,625,841
	G-7 Holdings, Inc.	44,800	1,016,425
#	Genky DrugStores Co., Ltd.	46,800	1,514,333
	HABA Laboratories, Inc.	18,000	1,292,585
	Hagoromo Foods Corp.	19,500	463,648
	Halows Co., Ltd.	58,000	1,266,300
	Hayashikane Sangyo Co., Ltd.	29,400	183,269
	Heiwado Co., Ltd.	223,200	5,721,153
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,299	603,137
	Hokuryo Co. Ltd/Hokkaido	14,900	100,922
	Hokuto Corp.	189,700	3,235,906
	Ichimasa Kamaboko Co., Ltd.	39,500	348,995
	Imuraya Group Co., Ltd.	56,200	1,539,045
#	Inageya Co., Ltd.	175,800	2,217,900
	Itochu-Shokuhin Co., Ltd.	34,900	1,625,317
	Itoham Yonekyu Holdings, Inc.	70,000	440,820
	Iwatsuka Confectionery Co., Ltd.	4,600	179,611
	Japan Meat Co., Ltd.	77,500	1,403,001
	J-Oil Mills, Inc.	76,300	2,629,899
	Kadoya Sesame Mills, Inc.	14,900	793,479
	Kakiyasu Honten Co., Ltd.	65,000	1,434,861
	Kameda Seika Co., Ltd.	96,400	4,564,570
	Kaneko Seeds Co., Ltd.	38,600	494,561
#	Kanemi Co., Ltd.	5,400	143,645
	Kansai Super Market, Ltd.	84,600	782,688
	Kato Sangyo Co., Ltd.	174,500	5,377,145
	Kenko Mayonnaise Co., Ltd.	93,600	2,001,572
#	Key Coffee, Inc.	138,900	2,467,464
	Kirindo Holdings Co., Ltd.	54,500	761,769
#	Kitanotatsujin Corp.	473,300	2,436,870
#	Kobe Bussan Co., Ltd.	215,800	5,479,615
#	Kotobuki Spirits Co., Ltd.	154,800	5,929,736
	Kyokuyo Co., Ltd.	71,999	1,977,060
	Lacto Japan Co., Ltd.	21,200	1,248,197
	Life Corp.	157,800	3,904,529
	Mandom Corp.	175,300	4,864,691
	Marudai Food Co., Ltd.	158,600	2,582,711
	Maruha Nichiro Corp.	274,907	9,952,175

The Japanese Small Company Series
continued

		Shares	Value
CONSUMER STAPLES — (Continued)
#	Maxvalu Nishinihon Co., Ltd.	22,500	$372,821
#	Maxvalu Tokai Co., Ltd.	49,300	1,087,857
	Medical System Network Co., Ltd.	161,100	764,307
	Megmilk Snow Brand Co., Ltd.	358,200	8,379,194
	Meito Sangyo Co., Ltd.	65,100	874,084
#	Milbon Co., Ltd.	182,752	6,560,503
	Ministop Co., Ltd.	120,100	2,217,542
	Mitsubishi Shokuhin Co., Ltd.	109,000	2,809,127
	Mitsui Sugar Co., Ltd.	124,770	3,356,289
	Miyoshi Oil & Fat Co., Ltd.	51,900	570,534
	Morinaga Milk Industry Co., Ltd.	263,700	7,029,083
	Morozoff, Ltd.	20,400	997,933
	Nagatanien Holdings Co., Ltd.	81,000	1,979,608
	Nakamuraya Co., Ltd.	27,600	1,098,263
	Natori Co., Ltd.	67,500	1,068,271
	Nichimo Co., Ltd.	17,000	233,983
	Nihon Chouzai Co., Ltd.	55,660	1,725,059
	Niitaka Co., Ltd.	2,860	43,648
	Nippon Beet Sugar Manufacturing Co., Ltd.	69,100	1,204,164
#	Nippon Flour Mills Co., Ltd.	382,300	6,331,806
	Nippon Suisan Kaisha, Ltd.	2,140,300	13,671,543
	Nisshin Oillio Group, Ltd. (The)	185,000	5,551,483
	Nissin Sugar Co., Ltd.	112,100	2,219,762
	Nitto Fuji Flour Milling Co., Ltd.	7,500	358,111
	Noevir Holdings Co., Ltd.	27,500	1,169,805
	Oenon Holdings, Inc.	444,900	1,542,563
	OIE Sangyo Co., Ltd.	20,900	263,006
	Okuwa Co., Ltd.	174,900	1,752,160
#	Olympic Group Corp.	62,300	439,307
	OUG Holdings, Inc.	19,400	454,067
	Pickles Corp.	27,900	554,275
	Plant Co., Ltd.	29,100	311,689
	Prima Meat Packers, Ltd.	210,100	3,968,082
	Qol Holdings Co., Ltd.	173,600	3,653,709
#	Retail Partners Co., Ltd.	112,600	1,287,853
	Riken Vitamin Co., Ltd.	79,800	2,460,455
#	Rock Field Co., Ltd.	156,900	2,271,595
#	Rokko Butter Co., Ltd.	96,900	2,091,810
	S Foods, Inc.	132,462	5,336,515
#	S&B Foods, Inc.	19,499	1,435,783
	Sagami Rubber Industries Co., Ltd.	63,300	1,385,488
	San-A Co., Ltd.	133,000	5,611,009
	Sapporo Holdings, Ltd.	472,400	8,763,286
	Sato Foods Co., Ltd.	800	24,850
	Satudora Holdings Co., Ltd.	1,300	23,475
	Shinobu Foods Products Co., Ltd.	1,600	10,034
#	Shoei Foods Corp.	86,800	3,334,594
	Showa Sangyo Co., Ltd.	149,400	3,741,710
	Sogo Medical Holdings Co., Ltd.	133,400	2,862,132
	Starzen Co., Ltd.	55,600	2,257,235
#	Toho Co., Ltd.	55,600	1,101,620
	Tohto Suisan Co., Ltd.	18,099	342,529
	Torigoe Co., Ltd. (The)	102,200	870,563
#	Toyo Sugar Refining Co., Ltd.	15,700	156,080
#	Transaction Co., Ltd.	103,300	784,752
	United Super Markets Holdings, Inc.	395,200	4,331,531
	Uoriki Co., Ltd.	33,600	430,298

The Japanese Small Company Series
continued

		Shares	Value
CONSUMER STAPLES — (Continued)
	Valor Holdings Co., Ltd.	290,300	$6,230,596
	Warabeya Nichiyo Holdings Co., Ltd.	109,560	1,781,029
#	Watahan & Co., Ltd.	47,400	1,018,701
	Yaizu Suisankagaku Industry Co., Ltd.	56,900	505,773
#	Yakuodo Co., Ltd.	81,900	2,531,920
	YA-MAN, Ltd.	230,000	3,708,695
	Yamatane Corp.	70,100	1,158,347
	Yamaya Corp.	30,000	699,897
	Yamazawa Co., Ltd.	7,400	109,395
	Yaoko Co., Ltd.	79,800	4,364,480
#	Yokohama Reito Co., Ltd.	354,900	2,814,751
	Yomeishu Seizo Co., Ltd.	50,500	1,067,407
	Yuasa Funashoku Co., Ltd.	13,400	421,649
	Yutaka Foods Corp.	3,900	68,932
TOTAL CONSUMER STAPLES			303,762,350

ENERGY — (0.8%)
#	BP Castrol K.K.	53,100	681,348
	Fuji Kosan Co., Ltd.	33,100	182,846
	Fuji Oil Co., Ltd.	226,300	866,398
	Itochu Enex Co., Ltd.	350,800	3,303,041
	Japan Oil Transportation Co., Ltd.	15,200	393,476
	Japan Petroleum Exploration Co., Ltd.	259,300	5,420,175
	Mitsuuroko Group Holdings Co., Ltd.	206,300	1,345,302
	Modec, Inc.	149,200	4,472,615
	Nippon Coke & Engineering Co., Ltd.	629,500	579,890
#	Sala Corp.	362,800	2,075,922
	San-Ai Oil Co., Ltd.	379,900	4,084,957
	Shinko Plantech Co., Ltd.	295,000	2,748,820
	Sinanen Holdings Co., Ltd.	55,800	1,328,582
	Toa Oil Co., Ltd.	50,100	1,159,751
	Toyo Kanetsu K.K.	57,200	1,283,033
TOTAL ENERGY			29,926,156

FINANCIALS — (8.2%)
	77 Bank, Ltd. (The)	496,152	10,248,303
	Advance Create Co., Ltd.	42,500	789,290
	Aichi Bank, Ltd. (The)	63,200	2,411,801
# *	Aiful Corp.	2,531,900	6,677,596
	Aizawa Securities Co., Ltd.	266,500	1,595,912
#	Akatsuki Corp.	112,400	355,273
	Akita Bank, Ltd. (The)	114,140	2,649,962
	Anicom Holdings, Inc.	128,200	4,073,058
#	Aomori Bank, Ltd. (The)	142,900	3,898,699
	Asax Co., Ltd.	9,300	48,548
	Awa Bank, Ltd. (The)	263,600	7,173,482
	Bank of Iwate, Ltd. (The)	113,600	4,327,070
	Bank of Kochi, Ltd. (The)	49,300	430,079
#	Bank of Nagoya, Ltd. (The)	98,330	3,106,769
	Bank of Okinawa, Ltd. (The)	157,160	5,241,440
	Bank of Saga, Ltd. (The)	97,400	1,875,309
	Bank of the Ryukyus, Ltd.	199,580	2,269,933
#	Bank of Toyama, Ltd. (The)	12,600	419,314
	Chiba Kogyo Bank, Ltd. (The)	416,600	1,648,259
	Chugoku Bank, Ltd. (The)	343,600	3,085,493
#	Chukyo Bank, Ltd. (The)	81,500	1,640,659

The Japanese Small Company Series
continued

		Shares	Value
FINANCIALS — (Continued)
	Daishi Hokuetsu Financial Group, Inc.	280,800	$10,103,674
	Daito Bank, Ltd. (The)	62,800	513,633
	Dream Incubator, Inc.	14,100	225,498
	DSB Co., Ltd.	61,300	279,874
	eGuarantee, Inc.	205,600	1,919,855
	Ehime Bank, Ltd. (The)	229,600	2,366,483
	Eighteenth Bank, Ltd. (The)	104,800	2,853,256
#	Entrust, Inc.	48,900	202,688
	FIDEA Holdings Co., Ltd.	1,258,300	1,691,026
	Financial Products Group Co., Ltd.	491,100	4,794,388
#	First Bank of Toyama, Ltd. (The)	278,500	1,041,530
#	First Brothers Co., Ltd.	48,300	553,473
	Fukui Bank, Ltd. (The)	163,600	3,095,044
# *	Fukushima Bank, Ltd. (The)	190,600	1,017,948
	Fuyo General Lease Co., Ltd.	135,600	7,532,855
	GCA Corp.	92,700	741,429
#	GMO Financial Holdings, Inc.	164,600	1,063,728
	Hirose Tusyo, Inc.	25,100	488,409
	Hiroshima Bank, Ltd. (The)	402,400	2,482,043
	Hokkoku Bank, Ltd. (The)	174,200	6,392,044
	Hokuhoku Financial Group, Inc.	837,000	10,369,291
	Hyakugo Bank, Ltd. (The)	1,647,609	6,053,593
	Hyakujushi Bank, Ltd. (The)	163,100	4,168,591
	IBJ Leasing Co., Ltd.	197,000	4,946,163
	Ichiyoshi Securities Co., Ltd.	301,600	2,539,081
	IwaiCosmo Holdings, Inc.	144,900	1,852,946
#	J Trust Co., Ltd.	491,000	2,504,684
	Jaccs Co., Ltd.	177,800	3,333,378
	Jafco Co., Ltd.	233,300	8,989,108
# *	Japan Asia Investment Co., Ltd.	127,300	315,472
	Japan Investment Adviser Co., Ltd.	90,600	2,834,277
	Japan Securities Finance Co., Ltd.	793,100	4,441,713
	Jimoto Holdings, Inc.	1,008,300	1,318,335
	Juroku Bank, Ltd. (The)	237,000	5,351,798
	kabu.com Securities Co., Ltd.	1,024,600	3,698,161
*	Kansai Mirai Financial Group, Inc.	274,453	2,122,921
	Keiyo Bank, Ltd. (The)	788,500	5,749,865
	Kita-Nippon Bank, Ltd. (The)	52,906	1,178,624
	Kiyo Bank, Ltd. (The)	446,590	6,618,299
#	Kosei Securities Co., Ltd. (The)	35,799	340,372
	Kyokuto Securities Co., Ltd.	169,600	2,047,423
	Kyushu Financial Group, Inc.	282,627	1,247,240
	Kyushu Leasing Service Co., Ltd.	22,000	135,775
# *	M&A Capital Partners Co., Ltd.	52,800	2,596,394
#	Marusan Securities Co., Ltd.	401,800	3,094,090
	Mercuria Investment Co., Ltd.	79,600	592,059
	Michinoku Bank, Ltd. (The)	331,298	5,247,433
	Mito Securities Co., Ltd.	424,800	1,229,124
	Miyazaki Bank, Ltd. (The)	125,900	3,279,904
#	Monex Group, Inc.	1,453,600	5,700,811
#	Money Partners Group Co., Ltd.	162,900	523,501
	Musashino Bank, Ltd. (The)	202,400	5,462,012
	Nagano Bank, Ltd. (The)	55,699	846,239
	Nanto Bank, Ltd. (The)	188,800	4,317,543
	NEC Capital Solutions, Ltd.	71,300	1,120,415
#	Newton Financial Consulting, Inc.	3,300	53,104
	Nishi-Nippon Financial Holdings, Inc.	711,200	6,758,572

The Japanese Small Company Series
continued

		Shares	Value
FINANCIALS — (Continued)
	North Pacific Bank, Ltd.	2,096,400	$6,286,505
#	OAK Capital Corp.	387,000	602,567
	Ogaki Kyoritsu Bank, Ltd. (The)	290,700	6,451,095
	Oita Bank, Ltd. (The)	88,889	2,939,945
	Okasan Securities Group, Inc.	1,139,000	5,453,281
	Ricoh Leasing Co., Ltd.	105,200	3,453,378
	San ju San Financial Group, Inc.	126,510	2,239,294
	San-In Godo Bank, Ltd. (The)	1,000,500	7,591,149
	Sawada Holdings Co., Ltd.	150,600	1,350,720
	Senshu Ikeda Holdings, Inc.	1,792,900	5,509,635
#	Shiga Bank, Ltd. (The)	340,200	7,891,071
	Shikoku Bank, Ltd. (The)	413,000	4,639,243
	Shimane Bank, Ltd. (The)	29,800	308,359
	Shimizu Bank, Ltd. (The)	25,400	429,686
#	Sparx Group Co., Ltd.	685,400	1,473,588
#	Strike Co., Ltd.	55,700	1,616,224
	Taiko Bank, Ltd. (The)	41,100	747,343
	Tochigi Bank, Ltd. (The)	555,800	1,616,652
	Toho Bank, Ltd. (The)	1,315,000	4,667,753
#	Tohoku Bank, Ltd. (The)	68,300	767,171
	Tokai Tokyo Financial Holdings, Inc.	1,534,800	7,923,106
#	Tokyo Kiraboshi Financial Group, Inc.	222,638	3,596,601
	Tomato Bank, Ltd.	54,700	664,934
	TOMONY Holdings, Inc.	974,950	3,778,686
#	Tottori Bank, Ltd. (The)	67,800	970,565
	Towa Bank, Ltd. (The)	167,100	1,360,765
	Toyo Securities Co., Ltd.	357,000	706,661
	Tsukuba Bank, Ltd.	284,400	636,933
# *	Uzabase, Inc.	91,000	1,957,051
#	Yamagata Bank, Ltd. (The)	204,300	4,148,806
	Yamanashi Chuo Bank, Ltd. (The)	237,100	3,387,759
TOTAL FINANCIALS			331,469,964

HEALTHCARE — (5.1%)
#	Advantage Risk Management Co., Ltd.	46,000	413,073
	As One Corp.	38,968	2,773,964
	ASKA Pharmaceutical Co., Ltd.	184,500	2,426,440
	Biofermin Pharmaceutical Co., Ltd.	24,800	632,365
	BML, Inc.	183,100	5,045,741
#	Carenet, Inc.	25,600	208,516
	Charm Care Corp. KK	43,200	605,129
	CMIC Holdings Co., Ltd.	86,100	1,598,557
	Create Medic Co., Ltd.	44,100	430,198
	Daiken Medical Co., Ltd.	120,900	900,458
	Daito Pharmaceutical Co., Ltd.	88,180	2,648,609
	Dvx, Inc.	45,800	540,404
	Eiken Chemical Co., Ltd.	220,900	4,943,781
#	Elan Corp.	50,900	1,246,571
#	EM Systems Co., Ltd.	136,400	1,396,202
	EPS Holdings, Inc.	236,700	4,621,910
	FALCO HOLDINGS Co., Ltd.	58,000	855,232
#	FINDEX, Inc.	124,100	709,030
	Fuji Pharma Co., Ltd.	117,600	1,850,256
	Fukuda Denshi Co., Ltd.	43,800	2,766,114
	Fuso Pharmaceutical Industries, Ltd.	47,000	1,118,611
	Hogy Medical Co., Ltd.	173,000	5,110,437

The Japanese Small Company Series
continued

		Shares	Value
HEALTHCARE — (Continued)
	I’rom Group Co., Ltd.	46,700	$692,633
#	Iwaki & Co., Ltd.	193,000	927,375
*	Japan Animal Referral Medical Center Co., Ltd.	15,300	332,882
#	Japan Lifeline Co., Ltd.	222,500	3,243,834
	Japan Medical Dynamic Marketing, Inc.	119,100	1,398,664
	JCR Pharmaceuticals Co., Ltd.	115,000	4,875,094
	Jeol, Ltd.	189,500	3,122,168
	JMS Co., Ltd.	87,157	443,546
	Kanamic Network Co., Ltd.	40,600	716,720
	Kawasumi Laboratories, Inc.	96,180	576,470
	Kissei Pharmaceutical Co., Ltd.	195,100	5,605,970
*	Kubota Pharmaceutical Holdings Co., Ltd.	2,600	6,800
	KYORIN Holdings, Inc.	290,800	6,350,925
#	Linical Co., Ltd.	82,100	1,141,470
	Mani, Inc.	182,700	8,395,754
# *	Medical Data Vision Co., Ltd.	176,300	2,775,703
#	Medius Holdings Co., Ltd.	73,600	555,354
# *	MedPeer, Inc.	30,700	521,358
	Menicon Co., Ltd.	186,000	4,111,375
	Miraca Holdings, Inc.	413,600	10,068,684
	Mizuho Medy Co., Ltd.	27,400	607,974
	Mochida Pharmaceutical Co., Ltd.	99,799	7,890,029
	N Field Co., Ltd.	97,500	1,489,242
	Nagaileben Co., Ltd.	7,300	163,524
	Nakanishi, Inc.	283,300	6,628,051
	ND Software Co., Ltd.	9,600	107,316
	NichiiGakkan Co., Ltd.	302,500	2,817,605
#	Nichi-iko Pharmaceutical Co., Ltd.	331,550	4,516,441
	Nikkiso Co., Ltd.	472,400	5,485,052
	Nippon Chemiphar Co., Ltd.	17,100	629,529
	Nipro Corp.	667,500	8,500,090
	Nissui Pharmaceutical Co., Ltd.	83,900	928,498
	Paramount Bed Holdings Co., Ltd.	140,000	5,890,491
	Rion Co., Ltd.	69,700	1,392,494
	Sawai Pharmaceutical Co., Ltd.	130,000	6,589,964
#	Seed Co., Ltd.	106,200	1,640,646
	Seikagaku Corp.	145,700	2,159,476
# *	Shin Nippon Biomedical Laboratories, Ltd.	160,600	713,831
	Ship Healthcare Holdings, Inc.	292,000	10,557,506
	Shofu, Inc.	68,000	778,060
	Software Service, Inc.	25,100	1,895,965
	Solasto Corp.	368,200	3,885,660
	St-Care Holding Corp.	86,000	457,761
	Techno Medica Co., Ltd.	31,200	574,107
#	Toho Holdings Co., Ltd.	367,200	9,619,560
	Tokai Corp.	149,300	3,007,305
	Torii Pharmaceutical Co., Ltd.	114,500	2,526,424
	Towa Pharmaceutical Co., Ltd.	65,000	4,996,545
	Tsukui Corp.	419,300	3,599,498
	Uchiyama Holdings Co., Ltd.	26,400	113,358
	UNIMAT Retirement Community Co., Ltd.	24,500	388,372
#	Value HR Co., Ltd.	22,500	423,903
#	Vital KSK Holdings, Inc.	336,200	3,502,545
#	Wakamoto Pharmaceutical Co., Ltd.	112,300	266,410
	WIN-Partners Co., Ltd.	124,400	1,253,251
TOTAL HEALTHCARE			204,700,860

The Japanese Small Company Series
continued

		Shares	Value
INDUSTRIALS — (27.2%)
	A&A Material Corp.	26,000	$241,960
#	Abist Co., Ltd.	22,400	734,915
	ACKG, Ltd.	3,900	70,441
#	Advan Co., Ltd.	183,900	1,855,214
#	Advanex, Inc.	22,099	382,799
	Aeon Delight Co., Ltd.	161,600	5,395,444
#	Aichi Corp.	271,800	1,612,639
	Aida Engineering, Ltd.	378,900	3,117,841
	Airtech Japan, Ltd.	22,000	141,086
	AIT Corp.	72,800	683,528
#	Ajis Co., Ltd.	30,700	971,607
#	Alconix Corp.	167,700	1,915,166
	Alinco, Inc.	99,200	897,786
	Alps Logistics Co., Ltd.	116,800	891,913
#	Altech Co., Ltd.	10,900	26,400
	Altech Corp.	117,900	2,359,385
	Anest Iwata Corp.	238,000	2,268,067
# *	Arrk Corp.	626,700	555,918
	Asahi Diamond Industrial Co., Ltd.	361,100	2,283,776
#	Asahi Kogyosha Co., Ltd.	30,100	874,745
	Asanuma Corp.	54,800	1,590,531
#	Asukanet Co., Ltd.	73,200	829,010
	Asunaro Aoki Construction Co., Ltd.	138,400	1,232,029
	Bando Chemical Industries, Ltd.	258,600	2,991,343
	BayCurrent Consulting, Inc.	98,200	2,008,359
	Bell System24 Holdings, Inc.	251,800	3,326,047
	Benefit One, Inc.	50,400	1,299,150
#	Br Holdings Corp.	201,400	765,692
#	Bunka Shutter Co., Ltd.	425,100	2,978,669
	Canare Electric Co., Ltd.	24,200	432,308
#	Career Co., Ltd.	16,400	217,772
	Career Design Center Co., Ltd.	38,200	521,418
	Central Glass Co., Ltd.	242,800	5,249,309
	Central Security Patrols Co., Ltd.	4,600	215,981
#	Chilled & Frozen Logistics Holdings Co., Ltd.	104,200	1,195,628
	Chiyoda Corp.	658,300	3,275,666
	Chiyoda Integre Co., Ltd.	85,600	1,718,939
	Chodai Co., Ltd.	3,900	29,548
	Chudenko Corp.	216,800	4,565,265
	Chugai Ro Co., Ltd.	45,100	960,848
	Chuo Warehouse Co., Ltd.	8,800	84,454
#	CKD Corp.	373,800	4,300,992
	CMC Corp.	14,600	275,748
	Comany, Inc.	4,700	57,850
	Cosel Co., Ltd.	174,000	1,790,279
#	Creek & River Co., Ltd.	80,900	746,304
	CTI Engineering Co., Ltd.	83,400	1,115,833
	CTS Co., Ltd.	195,500	1,052,317
	Dai-Dan Co., Ltd.	112,700	2,650,573
	Daido Kogyo Co., Ltd.	45,400	430,065
	Daihatsu Diesel Manufacturing Co., Ltd.	121,500	719,121
	Daihen Corp.	152,400	3,572,272
	Daiho Corp.	128,600	3,539,934
	Dai-Ichi Cutter Kogyo K.K.	28,500	565,474
	Daiichi Jitsugyo Co., Ltd.	66,600	2,201,862
	Daiichi Kensetsu Corp.	23,300	345,426
#	Daiki Axis Co., Ltd.	50,400	583,222

The Japanese Small Company Series
continued

		Shares	Value
INDUSTRIALS — (Continued)
*	Daikokuya Holdings Co., Ltd.	138,700	$60,142
	Daiohs Corp.	16,600	193,936
	Daiseki Co., Ltd.	275,863	6,519,812
#	Daiseki Eco. Solution Co., Ltd.	46,559	373,172
	Daisue Construction Co., Ltd.	59,100	638,400
	Daiwa Industries, Ltd.	232,000	2,440,966
	Denyo Co., Ltd.	124,600	1,880,079
#	DMG Mori Co., Ltd.	301,000	4,342,878
	DMW Corp.	4,800	93,527
	Duskin Co., Ltd.	311,100	7,076,066
	Ebara Jitsugyo Co., Ltd.	42,700	712,232
	EF-ON, Inc.	110,520	1,060,973
	Eidai Co., Ltd.	152,000	633,135
# *	EnBio Holdings, Inc.	20,900	161,762
	Endo Lighting Corp.	17,200	119,108
# *	Enshu, Ltd.	36,099	467,787
#	EPCO Co., Ltd.	29,500	275,537
	ERI Holdings Co., Ltd.	1,500	12,851
#	Escrow Agent Japan, Inc.	182,500	762,372
	F&M Co., Ltd.	40,500	413,112
# *	FDK Corp.	66,298	666,564
#	Freund Corp.	86,600	673,443
	Fudo Tetra Corp.	125,780	1,913,531
#	Fuji Corp.	451,500	6,292,962
	Fuji Die Co., Ltd.	61,100	444,135
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	20,989
	Fujikura, Ltd.	1,801,600	7,771,775
	Fujimak Corp.	12,600	111,034
#	Fujisash Co., Ltd.	677,400	570,148
	Fujitec Co., Ltd.	474,000	5,164,322
	Fukuda Corp.	77,200	3,177,938
	Fukushima Industries Corp.	91,700	4,177,007
	Fukuvi Chemical Industry Co., Ltd.	10,600	63,657
	Fukuyama Transporting Co., Ltd.	110,557	4,284,035
	FULLCAST Holdings Co., Ltd.	146,300	2,749,473
	Funai Soken Holdings, Inc.	280,270	5,926,313
#	Furukawa Co., Ltd.	238,400	2,947,603
	Furusato Industries, Ltd.	66,800	1,073,900
	Futaba Corp.	246,500	3,853,583
	G Three Holdings Corp.	12,600	9,173
	Gakujo Co., Ltd.	27,600	363,088
	Gecoss Corp.	102,800	980,026
#	Giken, Ltd.	120,600	4,062,986
	Glory, Ltd.	214,655	4,998,536
#	Grace Technology, Inc.	54,300	1,320,356
	GS Yuasa Corp.	417,599	8,572,136
	Hamakyorex Co., Ltd.	123,100	3,974,764
	Hanwa Co., Ltd.	255,300	8,360,820
	Hashimoto Sogyo Holdings Co., Ltd.	2,700	31,714
	Hazama Ando Corp.	1,328,800	9,175,851
#	Helios Techno Holdings Co., Ltd.	132,800	920,352
	Hibiya Engineering, Ltd.	144,700	2,388,420
	Hirakawa Hewtech Corp.	85,600	1,184,372
#	Hirano Tecseed Co., Ltd.	75,900	1,228,566
#	Hirata Corp.	62,400	3,847,545
	Hisaka Works, Ltd.	163,300	1,561,668
	Hitachi Zosen Corp.	1,236,079	4,697,608

The Japanese Small Company Series
continued

		Shares	Value
INDUSTRIALS — (Continued)
#	Hito Communications, Inc.	53,900	$953,438
#	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	35,600	391,931
	Hokuetsu Industries Co., Ltd.	161,100	1,562,641
	Hokuriku Electrical Construction Co., Ltd.	80,100	718,925
#	Hosokawa Micron Corp.	51,800	2,511,945
#	Howa Machinery, Ltd.	59,000	416,614
#	HyAS&Co, Inc.	30,100	91,829
	Ichikawa Co., Ltd.	1,000	13,854
#	Ichiken Co., Ltd.	35,400	690,398
	Ichinen Holdings Co., Ltd.	149,500	1,810,391
#	Idec Corp.	217,900	3,953,187
	Ihara Science Corp.	49,100	864,766
	Iino Kaiun Kaisha, Ltd.	650,500	2,854,658
	Inaba Denki Sangyo Co., Ltd.	179,100	7,211,092
	Inaba Seisakusho Co., Ltd.	68,100	830,366
	Inabata & Co., Ltd.	310,800	4,152,795
#	Insource Co., Ltd.	62,300	1,113,763
	Interworks, Inc.	8,400	66,553
	Inui Global Logistics Co., Ltd.	147,680	1,310,044
	IR Japan Holdings, Ltd.	61,000	732,686
	Iseki & Co., Ltd.	135,200	2,323,425
#	Ishii Iron Works Co., Ltd.	11,000	173,396
#	Isolite Insulating Products Co., Ltd.	70,000	314,808
	Itoki Corp.	252,700	1,312,838
	Iwaki Co., Ltd.	30,400	359,352
	Iwasaki Electric Co., Ltd.	35,800	471,398
#	Iwatani Corp.	264,600	9,346,753
	JAC Recruitment Co., Ltd.	107,800	1,950,880
	Jalux, Inc.	45,800	1,142,998
#	Jamco Corp.	74,400	2,105,001
#	Japan Asia Group, Ltd.	174,400	612,396
#	Japan Elevator Service Holdings Co., Ltd.	130,600	1,857,685
	Japan Foundation Engineering Co., Ltd.	130,900	418,664
	Japan Pulp & Paper Co., Ltd.	80,800	2,969,972
	Japan Steel Works, Ltd. (The)	294,300	6,219,246
#	Japan Transcity Corp.	268,200	1,050,170
	JK Holdings Co., Ltd.	108,540	696,511
# *	JMC Corp.	10,800	332,111
	Juki Corp.	215,700	2,415,507
	Kamei Corp.	167,800	1,933,468
	Kanaden Corp.	132,400	1,378,641
	Kanagawa Chuo Kotsu Co., Ltd.	42,000	1,395,622
#	Kanamoto Co., Ltd.	205,100	6,853,559
	Kandenko Co., Ltd.	652,100	6,642,346
	Kanematsu Corp.	571,525	7,338,339
	Katakura Industries Co., Ltd.	174,800	1,886,942
	Kato Works Co., Ltd.	62,800	1,801,815
	KAWADA TECHNOLOGIES, Inc.	48,400	2,784,915
#	Kawagishi Bridge Works Co., Ltd.	11,700	351,634
	Kawanishi Warehouse Co., Ltd.	1,700	25,116
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	279,042
# *	Kawasaki Kisen Kaisha, Ltd.	640,100	8,529,652
	Kawata Manufacturing Co., Ltd.	26,900	536,798
#	Keihin Co., Ltd.	24,900	326,639
	KFC, Ltd.	7,000	129,594
# *	KI Holdings Co., Ltd.	109,000	344,819
	Kimura Chemical Plants Co., Ltd.	115,200	401,797

The Japanese Small Company Series
continued

		Shares	Value
INDUSTRIALS — (Continued)
	Kimura Unity Co., Ltd.	18,500	$187,983
	King Jim Co., Ltd.	103,900	843,844
# *	Kinki Sharyo Co., Ltd. (The)	26,299	529,199
	Kintetsu World Express, Inc.	271,500	4,224,104
	Kitagawa Corp.	57,700	1,354,540
	Kitano Construction Corp.	25,672	862,659
	Kito Corp.	150,500	2,275,524
	Kitz Corp.	623,900	4,971,384
#	Kobayashi Metals, Ltd.	7,900	21,916
*	Kobe Electric Railway Co., Ltd.	31,199	1,103,881
#	Kobelco Eco-Solutions Co., Ltd.	21,399	345,934
	Koike Sanso Kogyo Co., Ltd.	14,500	326,216
#	Kokusai Co., Ltd.	51,600	367,984
	Kokuyo Co., Ltd.	558,125	8,810,923
	KOMAIHALTEC, Inc.	25,700	494,503
	Komatsu Wall Industry Co., Ltd.	53,500	983,016
	Komori Corp.	388,800	4,207,536
	Kondotec, Inc.	132,700	1,203,833
	Konoike Transport Co., Ltd.	190,900	2,886,857
	Kosaido Co., Ltd.	212,900	864,935
#	Kozo Keikaku Engineering, Inc.	21,600	407,745
	KRS Corp.	45,700	1,028,910
	Kumagai Gumi Co., Ltd.	264,200	6,900,467
#	Kuroda Precision Industries, Ltd.	16,300	266,046
	Kyodo Printing Co., Ltd.	54,000	1,355,831
	Kyokuto Boeki Kaisha, Ltd.	46,000	813,045
	Kyokuto Kaihatsu Kogyo Co., Ltd.	235,200	3,357,698
	Kyoritsu Printing Co., Ltd.	199,200	455,352
#	Like Co., Ltd.	69,000	1,009,450
#	Link And Motivation, Inc.	249,100	2,448,513
	Lonseal Corp.	13,900	232,266
	Luckland Co., Ltd.	25,600	671,735
	Maeda Corp.	485,400	5,484,855
	Maeda Kosen Co., Ltd.	151,400	2,931,419
	Maeda Road Construction Co., Ltd.	460,200	8,382,048
#	Maezawa Industries, Inc.	25,300	90,103
	Maezawa Kasei Industries Co., Ltd.	95,100	946,328
	Maezawa Kyuso Industries Co., Ltd.	74,400	1,200,106
	Makino Milling Machine Co., Ltd.	159,900	6,085,478
	Marubeni Construction Material Lease Co., Ltd.	3,900	75,321
	Marufuji Sheet Piling Co., Ltd.	11,800	261,153
	Maruka Machinery Co., Ltd.	42,900	902,011
#	Marumae Co., Ltd.	47,000	318,585
#	Maruwa Unyu Kikan Co., Ltd.	79,900	2,555,623
	Maruyama Manufacturing Co., Inc.	27,900	404,134
	Maruzen Co., Ltd.	66,600	1,347,386
	Maruzen Showa Unyu Co., Ltd.	73,800	1,951,622
	Matching Service Japan Co., Ltd.	58,000	856,340
	Matsuda Sangyo Co., Ltd.	102,182	1,268,627
	Matsui Construction Co., Ltd.	140,300	1,025,981
	Max Co., Ltd.	206,800	2,784,125
	Meidensha Corp.	271,410	3,845,034
	Meiji Electric Industries Co., Ltd.	51,600	944,451
#	Meiji Shipping Co., Ltd.	111,000	374,753
	Meisei Industrial Co., Ltd.	295,100	2,230,332
	Meitec Corp.	191,500	8,022,437
	Meiwa Corp.	173,800	668,199

The Japanese Small Company Series
continued

		Shares	Value
INDUSTRIALS — (Continued)
#	Mesco, Inc.	29,800	$315,166
	METAWATER Co., Ltd.	43,100	1,105,179
#	Mie Kotsu Group Holdings, Inc.	370,300	1,719,158
#	Mirait Holdings Corp.	438,355	7,078,027
#	Mitani Corp.	73,800	3,520,508
	Mitani Sangyo Co., Ltd.	126,800	361,693
	Mitsubishi Kakoki Kaisha, Ltd.	42,100	625,078
	Mitsubishi Logisnext Co., Ltd.	214,200	2,546,832
#	Mitsubishi Logistics Corp.	109,700	2,514,923
	Mitsubishi Pencil Co., Ltd.	248,800	4,336,694
	Mitsuboshi Belting, Ltd.	159,500	3,918,385
*	Mitsui E&S Holdings Co., Ltd.	563,200	9,457,332
	Mitsui Matsushima Holdings Co., Ltd.	65,700	1,030,049
*	Mitsui-Soko Holdings Co., Ltd.	167,200	2,581,489
#	Mitsumura Printing Co., Ltd.	9,300	193,334
	Miyaji Engineering Group, Inc.	46,517	1,121,265
#	Mori-Gumi Co., Ltd.	69,500	211,405
	Morita Holdings Corp.	210,200	4,002,339
#	Musashi Co., Ltd.	5,000	100,966
	NAC Co., Ltd.	84,100	815,269
#	Nachi-Fujikoshi Corp.	126,200	5,139,860
#	Nadex Co., Ltd.	40,600	383,067
	Nagase & Co., Ltd.	493,700	7,754,582
	Naigai Trans Line, Ltd.	42,000	602,926
	Nakabayashi Co., Ltd.	105,900	591,192
	Nakakita Seisakusho Co., Ltd.	3,700	100,897
	Nakamoto Packs Co., Ltd.	37,100	605,835
# *	Nakamura Choukou Co., Ltd.	31,000	378,361
	Nakanishi Manufacturing Co., Ltd.	5,700	60,849
	Nakano Corp.	108,100	621,721
#	Namura Shipbuilding Co., Ltd.	384,428	1,708,376
	Narasaki Sangyo Co., Ltd.	25,400	434,383
	Nexyz Group Corp.	53,500	922,673
	Nichias Corp.	440,500	9,598,574
	Nichiban Co., Ltd.	78,100	1,517,196
	Nichiden Corp.	97,400	1,579,823
	Nichiha Corp.	196,280	4,334,668
	Nichireki Co., Ltd.	184,800	1,692,798
#	Nihon Dengi Co., Ltd.	30,200	795,376
	Nihon Flush Co., Ltd.	69,500	1,331,759
	Nikkato Corp.	57,200	580,894
	Nikko Co., Ltd.	36,700	804,889
	Nikkon Holdings Co., Ltd.	436,100	10,538,138
	Nippi, Inc.	11,900	322,821
	Nippo Corp.	114,600	1,878,891
	Nippon Air Conditioning Services Co., Ltd.	202,100	1,383,780
#	Nippon Aqua Co., Ltd.	108,500	347,201
#	Nippon Carbon Co., Ltd.	75,000	4,241,216
	Nippon Concept Corp.	38,900	390,470
	Nippon Densetsu Kogyo Co., Ltd.	251,400	5,083,362
	Nippon Dry-Chemical Co., Ltd.	1,800	20,626
#	Nippon Filcon Co., Ltd.	20,500	105,357
	Nippon Hume Corp.	159,300	1,279,456
	Nippon Kanzai Co., Ltd.	82,100	1,498,563
	Nippon Koei Co., Ltd.	87,900	1,978,603
	Nippon Parking Development Co., Ltd.	1,538,900	2,157,255
	Nippon Rietec Co., Ltd.	9,300	120,886

The Japanese Small Company Series
continued

		Shares	Value
INDUSTRIALS — (Continued)
	Nippon Road Co., Ltd. (The)	49,300	$2,724,912
#	Nippon Seisen Co., Ltd.	23,500	723,249
# *	Nippon Sharyo, Ltd.	51,499	1,354,168
#	Nippon Sheet Glass Co., Ltd.	676,600	5,724,274
	Nippon Steel & Sumikin Bussan Corp.	108,460	4,724,209
	Nippon Thompson Co., Ltd.	462,800	2,676,323
#	Nippon Tungsten Co., Ltd.	6,699	143,223
	Nishimatsu Construction Co., Ltd.	392,400	9,147,000
#	Nishi-Nippon Railroad Co., Ltd.	407,700	10,087,015
	Nishio Rent All Co., Ltd.	127,400	4,105,049
#	Nissei ASB Machine Co., Ltd.	60,500	2,027,384
	Nissei Corp.	38,900	418,789
	Nissei Plastic Industrial Co., Ltd.	175,800	1,635,206
	Nisshinbo Holdings, Inc.	1,109,780	12,217,161
	Nissin Corp.	108,200	2,079,470
#	Nissin Electric Co., Ltd.	404,400	3,303,829
	Nitta Corp.	147,100	5,338,913
	Nitto Boseki Co., Ltd.	203,100	4,012,928
	Nitto Kogyo Corp.	190,100	3,310,836
	Nitto Kohki Co., Ltd.	78,000	1,624,713
	Nitto Seiko Co., Ltd.	223,700	1,235,932
#	Nittoc Construction Co., Ltd.	192,700	1,258,900
	Nittoku Engineering Co., Ltd.	109,000	2,889,906
	NJS Co., Ltd.	42,800	666,155
#	nms Holdings Co.	72,900	338,859
	Noda Corp.	145,800	1,337,293
	Nomura Co., Ltd.	292,100	6,633,846
	Noritake Co., Ltd.	75,800	3,784,600
	Noritz Corp.	209,100	3,036,308
	NS Tool Co., Ltd.	59,500	1,402,392
	NS United Kaiun Kaisha, Ltd.	66,600	1,624,303
#	NTN Corp.	683,400	2,499,630
	Obara Group, Inc.	86,000	3,381,186
	Ochi Holdings Co., Ltd.	6,300	69,725
#	Odawara Engineering Co., Ltd.	6,500	125,387
	Odelic Co., Ltd.	26,800	987,798
#	Ohba Co., Ltd.	88,400	536,211
	Ohmoto Gumi Co., Ltd.	4,100	176,534
	Oiles Corp.	168,070	3,086,174
	Okabe Co., Ltd.	284,800	2,531,875
	Okada Aiyon Corp.	43,200	620,999
#	Okamoto Machine Tool Works, Ltd.	26,799	738,142
	Okamura Corp.	485,000	6,611,113
#	OKK Corp.	28,700	268,837
	OKUMA Corp.	178,900	8,932,577
	Okumura Corp.	223,280	7,046,765
#	Onoken Co., Ltd.	127,300	1,856,904
	Organo Corp.	53,300	1,481,029
	Origin Electric Co., Ltd.	25,800	368,569
	OSG Corp.	421,100	8,689,012
	OSJB Holdings Corp.	997,200	2,519,047
#	Outsourcing, Inc.	429,100	5,438,715
	Oyo Corp.	171,900	1,961,356
#	Paraca, Inc.	37,000	674,402
	Parker Corp.	34,000	172,263
# *	Pasco Corp.	27,400	283,455
	Pasona Group, Inc.	131,800	1,603,477

The Japanese Small Company Series
continued

		Shares	Value
INDUSTRIALS — (Continued)
#	Pegasus Sewing Machine Manufacturing Co., Ltd.	149,200	$1,048,421
	Penta-Ocean Construction Co., Ltd.	2,073,400	12,404,450
# *	Phil Co., Inc.	22,100	785,399
	Pilot Corp.	51,000	2,817,147
	Prestige International, Inc.	361,500	4,115,489
	Pronexus, Inc.	125,000	1,214,796
#	PS Mitsubishi Construction Co., Ltd.	230,100	1,279,275
	Punch Industry Co., Ltd.	126,700	722,828
	Quick Co., Ltd.	76,900	1,238,571
	Raito Kogyo Co., Ltd.	353,200	4,770,896
	Rasa Corp.	61,500	509,834
# *	Refinverse, Inc.	15,900	172,673
	Relia, Inc.	207,800	2,294,888
	Rheon Automatic Machinery Co., Ltd.	145,400	2,485,852
#	Rix Corp.	17,100	239,197
# *	Rozetta Corp.	38,800	652,407
	Ryobi, Ltd.	183,640	5,330,392
#	S LINE Co., Ltd.	23,800	253,829
	Sakai Heavy Industries, Ltd.	24,500	723,607
	Sakai Moving Service Co., Ltd.	79,400	4,097,016
# *	Sanix, Inc.	222,500	474,287
	Sanki Engineering Co., Ltd.	339,100	3,323,366
#	Sanko Gosei, Ltd.	139,300	485,597
#	Sanko Metal Industrial Co., Ltd.	16,700	449,308
	Sankyo Tateyama, Inc.	210,500	2,368,501
#	Sanoyas Holdings Corp.	159,500	317,980
#	Sansei Technologies, Inc.	77,700	1,069,135
#	Sansha Electric Manufacturing Co., Ltd.	73,000	710,200
	Sanyo Denki Co., Ltd.	16,500	674,784
	Sanyo Engineering & Construction, Inc.	78,500	441,151
	Sanyo Industries, Ltd.	9,900	179,596
	Sanyo Trading Co., Ltd.	81,700	1,281,647
#	Sata Construction Co., Ltd.	91,299	332,364
	Sato Holdings Corp.	196,300	5,800,806
	Sato Shoji Corp.	90,200	865,610
	Sawafuji Electric Co., Ltd.	1,900	34,300
	SBS Holdings, Inc.	147,000	1,860,668
#	Secom Joshinetsu Co., Ltd.	32,000	959,752
	Seibu Electric & Machinery Co., Ltd.	5,000	51,520
#	Seika Corp.	67,000	1,057,821
*	Seikitokyu Kogyo Co., Ltd.	205,730	1,173,697
	Sekisui Jushi Corp.	204,200	3,705,720
	Senko Group Holdings Co., Ltd.	799,900	6,216,564
#	Senshu Electric Co., Ltd.	58,600	1,353,570
	Shibusawa Warehouse Co., Ltd. (The)	63,100	891,034
	Shibuya Corp.	110,500	3,713,448
	Shima Seiki Manufacturing, Ltd.	45,300	1,221,472
	Shin Nippon Air Technologies Co., Ltd.	100,280	1,583,912
#	Shin-Keisei Electric Railway Co., Ltd.	41,099	779,131
	Shinmaywa Industries, Ltd.	638,600	7,862,025
	Shinnihon Corp.	197,100	1,867,413
	Shinsho Corp.	37,300	917,665
	Shinwa Co., Ltd.	66,100	1,300,519
*	Shoko Co., Ltd.	44,400	319,892
#	Showa Aircraft Industry Co., Ltd.	48,937	570,881
#	SIGMAXYZ, Inc.	123,800	1,147,292
#	Sinfonia Technology Co., Ltd.	167,200	2,186,541

The Japanese Small Company Series
continued

		Shares	Value
INDUSTRIALS — (Continued)
	Sinko Industries, Ltd.	142,200	$2,032,774
	Sintokogio, Ltd.	322,200	2,775,876
	SMS Co., Ltd.	490,700	8,230,204
	Soda Nikka Co., Ltd.	126,500	723,504
#	Sodick Co., Ltd.	322,900	2,432,450
#	Space Co., Ltd.	100,062	1,112,783
#	S-Pool, Inc.	73,100	981,189
	Srg Takamiya Co., Ltd.	135,200	790,005
#	Star Micronics Co., Ltd.	261,900	3,720,414
#	Subaru Enterprise Co., Ltd.	8,500	398,641
	Sugimoto & Co., Ltd.	70,500	1,219,624
#	Sumiseki Holdings, Inc.	427,300	462,779
	Sumitomo Densetsu Co., Ltd.	129,500	2,050,030
	Sumitomo Mitsui Construction Co., Ltd.	1,242,640	7,795,564
	Sumitomo Precision Products Co., Ltd.	20,684	671,321
	Sumitomo Warehouse Co., Ltd. (The)	431,700	5,061,330
	Suzumo Machinery Co., Ltd.	2,200	28,937
	SWCC Showa Holdings Co., Ltd.	98,700	614,032
#	Tacmina Corp.	14,200	200,587
	Tadano, Ltd.	519,800	5,568,406
	Taihei Dengyo Kaisha, Ltd.	119,600	2,818,081
	Taiheiyo Kouhatsu, Inc.	44,200	355,415
	Taikisha, Ltd.	170,500	4,811,274
	Taisei Oncho Co., Ltd.	13,300	243,311
	Takadakiko Co., Ltd.	7,500	182,760
	Takagi Seiko Corp.	5,200	64,865
	Takamatsu Construction Group Co., Ltd.	102,300	2,615,663
	Takamatsu Machinery Co., Ltd.	41,800	370,390
	Takano Co., Ltd.	58,700	455,421
	Takaoka Toko Co., Ltd.	53,420	766,998
#	Takara Printing Co., Ltd.	28,155	443,507
	Takara Standard Co., Ltd.	259,900	4,013,014
	Takasago Thermal Engineering Co., Ltd.	341,800	5,840,548
#	Takashima & Co., Ltd.	26,600	459,325
	Takeei Corp.	162,900	1,034,971
	Takeuchi Manufacturing Co., Ltd.	258,000	5,335,988
	Takigami Steel Construction Co., Ltd. (The)	5,300	230,026
	Takisawa Machine Tool Co., Ltd.	45,100	626,614
	Takuma Co., Ltd.	507,200	6,464,962
#	TANABE ENGINEERING Corp.	41,000	293,801
	Tanseisha Co., Ltd.	275,949	2,809,481
	Tatsuta Electric Wire and Cable Co., Ltd.	313,500	1,385,838
	TECHNO ASSOCIE Co., Ltd.	56,800	584,354
	Techno Ryowa, Ltd.	71,390	543,848
#	Techno Smart Corp.	60,000	415,011
	TechnoPro Holdings, Inc.	107,700	5,610,824
	Teikoku Electric Manufacturing Co., Ltd.	134,300	1,928,725
	Teikoku Sen-I Co., Ltd.	141,000	3,095,930
	Tekken Corp.	99,400	2,481,750
#	Tenox Corp.	22,500	183,337
	Teraoka Seisakusho Co., Ltd.	78,800	386,483
	Terasaki Electric Co., Ltd.	24,400	235,398
	Toa Corp. (6894508)	112,500	1,883,440
	TOA ROAD Corp.	26,600	850,050
#	Toba, Inc.	9,500	242,482
	Tobishima Corp.	148,170	2,258,931
	Tocalo Co., Ltd.	454,400	3,954,262

The Japanese Small Company Series
continued

		Shares	Value
INDUSTRIALS — (Continued)
	Toenec Corp.	56,400	$1,629,328
#	Togami Electric Manufacturing Co., Ltd.	17,800	227,894
	TOKAI Holdings Corp.	680,500	5,685,785
	Tokai Lease Co., Ltd.	19,300	339,425
	Tokyo Energy & Systems, Inc.	185,400	1,610,431
#	Tokyo Keiki, Inc.	62,222	581,416
	Tokyo Sangyo Co., Ltd.	142,300	782,675
	Tokyu Construction Co., Ltd.	604,400	5,467,231
	Toli Corp.	279,900	731,322
	Tomoe Corp.	133,000	517,853
#	Tomoe Engineering Co., Ltd.	56,800	1,100,600
	Tonami Holdings Co., Ltd.	40,900	2,269,824
	Toppan Forms Co., Ltd.	344,500	3,131,619
#	Torishima Pump Manufacturing Co., Ltd.	140,100	1,153,141
	Toshiba Machine Co., Ltd.	157,200	2,976,956
	Toshiba Plant Systems & Services Corp.	272,950	5,579,210
#	Tosho Printing Co., Ltd.	161,299	1,298,091
	Totech Corp.	57,000	1,587,044
	Totetsu Kogyo Co., Ltd.	175,500	4,331,582
	Totoku Electric Co., Ltd.	20,900	365,681
	Toyo Construction Co., Ltd.	589,600	2,414,488
#	Toyo Denki Seizo K.K.	39,850	565,506
# *	Toyo Engineering Corp.	228,778	1,844,029
	Toyo Logistics Co., Ltd.	80,800	222,827
	Toyo Machinery & Metal Co., Ltd.	120,500	660,404
	Toyo Tanso Co., Ltd.	77,200	2,011,419
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	570,452
	Trancom Co., Ltd.	54,400	3,114,842
#	Trinity Industrial Corp.	36,000	193,837
#	Trusco Nakayama Corp.	335,300	8,460,218
	Trust Tech, Inc.	71,500	2,176,793
	Tsubaki Nakashima Co., Ltd.	320,800	5,899,776
	Tsubakimoto Chain Co.	186,740	7,170,141
	Tsubakimoto Kogyo Co., Ltd.	29,400	827,395
# *	Tsudakoma Corp.	31,998	586,993
	Tsugami Corp.	375,000	3,361,438
	Tsukishima Kikai Co., Ltd.	202,200	2,387,115
	Tsurumi Manufacturing Co., Ltd.	133,000	2,372,941
	Uchida Yoko Co., Ltd.	59,400	1,447,860
	Ueki Corp.	34,800	752,077
	Union Tool Co.	58,000	1,997,795
	Ushio, Inc.	787,200	9,497,959
# *	UT Group Co., Ltd.	181,600	5,477,499
	Utoc Corp.	102,200	493,036
	Wakachiku Construction Co., Ltd.	105,200	1,384,737
	Wakita & Co., Ltd.	285,900	3,081,296
	WDB Holdings Co., Ltd.	63,800	1,780,928
	Weathernews, Inc.	42,800	1,260,624
#	Will Group, Inc.	107,900	922,954
	World Holdings Co., Ltd.	54,900	1,327,876
	Yahagi Construction Co., Ltd.	200,200	1,438,481
	YAMABIKO Corp.	250,928	2,696,150
#	YAMADA Consulting Group Co., Ltd.	77,100	1,785,828
#	Yamashina Corp.	208,800	152,530
	Yamato Corp.	117,000	676,811
#	Yamaura Corp.	55,000	421,538
	Yamazen Corp.	431,200	4,719,450

The Japanese Small Company Series
continued

		Shares	Value
INDUSTRIALS — (Continued)
	Yasuda Logistics Corp.	122,200	$940,009
	Yokogawa Bridge Holdings Corp.	221,100	3,586,857
#	Yondenko Corp.	28,060	638,491
	Yuasa Trading Co., Ltd.	117,500	3,854,532
	Yuken Kogyo Co., Ltd.	24,000	449,023
#	Yumeshin Holdings Co., Ltd.	316,400	2,704,404
	Yurtec Corp.	274,700	2,069,620
	Zaoh Co., Ltd.	21,500	271,749
#	Zenitaka Corp. (The)	19,300	952,304
	Zuiko Corp.	29,000	777,311
TOTAL INDUSTRIALS			1,094,861,970

INFORMATION TECHNOLOGY — (12.4%)
#	A&D Co., Ltd.	128,700	934,374
# *	Access Co., Ltd.	224,000	1,977,191
	Ad-sol Nissin Corp.	47,900	908,927
#	Adtec Plasma Technology Co., Ltd.	42,400	435,411
	AGS Corp.	11,600	77,712
	Ai Holdings Corp.	277,300	5,289,568
	Aichi Tokei Denki Co., Ltd.	19,900	729,779
	Aiphone Co., Ltd.	74,900	974,282
# *	Allied Telesis Holdings KK	486,100	466,638
	Alpha Systems, Inc.	57,660	1,372,917
	Amano Corp.	438,200	9,317,651
	AOI Electronic Co., Ltd.	31,400	1,018,657
# *	Apic Yamada Corp.	71,800	147,862
	Argo Graphics, Inc.	62,500	2,368,058
	Arisawa Manufacturing Co., Ltd.	200,900	1,595,212
#	ArtSpark Holdings, Inc.	53,700	530,541
	Asahi Intelligence Service Co., Ltd.	1,300	13,057
#	Aval Data Corp.	30,700	535,992
	Avant Corp.	50,800	694,235
#	Axell Corp.	44,900	241,002
	Azia Co., Ltd.	14,300	167,921
#	Billing System Corp.	15,900	1,016,350
# *	BrainPad, Inc.	34,400	1,575,065
#	Broadleaf Co., Ltd.	671,900	3,880,186
	Business Brain Showa-Ota, Inc.	8,100	160,076
	CAC Holdings Corp.	97,600	869,639
	Canon Electronics, Inc.	144,300	2,637,101
#	Capital Asset Planning, Inc.	10,600	326,341
	CDS Co., Ltd.	13,200	143,937
# *	Change, Inc.	10,100	424,557
	Chino Corp.	47,400	539,662
	Citizen Watch Co., Ltd.	1,367,100	7,868,973
	CMK Corp.	373,100	2,391,473
	Computer Engineering & Consulting, Ltd.	176,000	3,786,819
	Computer Institute of Japan, Ltd.	111,900	745,570
	Comture Corp.	77,600	2,364,084
	CONEXIO Corp.	116,700	1,683,810
#	Core Corp.	47,700	571,587
#	Cresco, Ltd.	44,500	1,256,776
	Cube System, Inc.	55,200	421,208
#	Cyber Com Co., Ltd.	6,800	104,511
	Cybernet Systems Co., Ltd.	31,000	176,504
	Cybozu, Inc.	173,700	1,105,709

The Japanese Small Company Series
continued

		Shares	Value
INFORMATION TECHNOLOGY — (Continued)
	Dai-ichi Seiko Co., Ltd.	67,700	$854,821
#	Daiko Denshi Tsushin, Ltd.	40,000	254,669
	Daishinku Corp.	66,899	660,529
	Daitron Co., Ltd.	66,000	1,131,922
	Daiwabo Holdings Co., Ltd.	125,500	7,404,339
	Denki Kogyo Co., Ltd.	74,900	1,914,940
	Densan System Co., Ltd.	44,300	859,140
#	Dexerials Corp.	439,200	3,770,186
#	Digital Arts, Inc.	86,200	3,942,396
#	Digital Hearts Holdings Co., Ltd.	116,200	1,442,432
#	Digital Information Technologies Corp.	66,600	865,904
#	Double Standard, Inc.	16,300	721,168
	DTS Corp.	153,000	5,315,664
# *	E-Guardian, Inc.	70,400	1,491,995
	Eizo Corp.	120,800	4,916,750
	Elecom Co., Ltd.	125,600	2,973,709
	Elematec Corp.	60,971	1,298,821
#	Enomoto Co., Ltd.	30,200	249,056
	Enplas Corp.	62,800	1,706,003
	ESPEC Corp.	143,600	2,554,098
#	Excel Co., Ltd.	50,400	859,221
#	Fenwal Controls of Japan, Ltd.	20,600	289,291
	Ferrotec Holdings Corp.	251,000	2,278,078
# *	FFRI, Inc.	31,200	974,201
#	Fixstars Corp.	151,000	1,638,036
	Forval Corp.	52,300	480,178
# *	Fronteo, Inc.	131,000	969,181
#	FTGroup Co., Ltd.	74,000	936,418
	Fuji Soft, Inc.	168,800	7,733,969
	Fujitsu Frontech, Ltd.	87,000	969,742
	Fukui Computer Holdings, Inc.	56,000	891,100
	Furuno Electric Co., Ltd.	184,300	2,185,512
	Furuya Metal Co., Ltd.	6,700	405,475
	Future Corp.	169,200	2,302,865
#	Future Innovation Group, Inc.	17,400	66,824
#	Geomatec Co., Ltd.	29,900	221,169
	GL Sciences, Inc.	42,900	582,645
	GMO Cloud K.K.	26,700	725,058
*	Gunosy, Inc.	106,500	2,808,200
	Hagiwara Electric Holdings Co., Ltd.	51,100	1,345,564
	Hakuto Co., Ltd.	98,100	1,111,372
#	Hibino Corp.	27,500	342,554
	Hioki EE Corp.	68,400	2,419,981
	Hochiki Corp.	129,700	1,589,397
#	Hokuriku Electric Industry Co., Ltd.	48,200	490,476
#	Honda Tsushin Kogyo Co., Ltd.	128,900	674,290
	Hosiden Corp.	405,700	3,729,769
*	Hotto Link, Inc.	52,400	302,412
	Ibiden Co., Ltd.	810,078	10,002,971
	Icom, Inc.	77,500	1,652,770
#	Ikegami Tsushinki Co., Ltd.	44,299	477,650
	Ines Corp.	170,000	1,983,961
	I-Net Corp.	77,390	1,117,748
	Infocom Corp.	87,300	3,270,133
#	Infomart Corp.	683,400	7,092,672
	Information Development Co., Ltd.	52,100	724,948
	Information Services International-Dentsu, Ltd.	85,900	2,954,639

The Japanese Small Company Series
continued

		Shares	Value
INFORMATION TECHNOLOGY — (Continued)
	Innotech Corp.	118,400	$1,325,958
#	Intelligent Wave, Inc.	74,800	680,940
#	Inter Action Corp.	71,700	1,325,015
	I-O Data Device, Inc.	54,300	641,984
*	iRidge	2,300	22,492
#	Iriso Electronics Co., Ltd.	138,800	5,862,062
	ISB Corp.	27,900	587,978
#	Ishii Hyoki Co., Ltd.	31,000	233,822
# *	ITbook Holdings Co., Ltd.	106,400	486,572
	Itfor, Inc.	34,400	257,070
	ITmedia, Inc.	20,400	105,172
	Iwatsu Electric Co., Ltd.	66,600	466,031
	Japan Aviation Electronics Industry, Ltd.	344,000	4,555,231
#	Japan Cash Machine Co., Ltd.	145,500	1,433,075
# *	Japan Display, Inc.	3,630,000	3,508,616
#	Japan Electronic Materials Corp.	51,800	348,558
	Japan Material Co., Ltd.	435,100	5,111,461
	Jastec Co., Ltd.	86,100	848,285
	JBCC Holdings, Inc.	116,400	1,526,179
# *	JIG-SAW, Inc.	32,400	803,701
	Justsystems Corp.	241,700	4,957,361
	Kaga Electronics Co., Ltd.	128,300	2,873,375
	Kanematsu Electronics, Ltd.	85,500	2,627,142
	KEL Corp.	27,900	239,967
	Koa Corp.	111,500	1,543,024
#	Kyoden Co., Ltd.	150,600	739,022
	Kyosan Electric Manufacturing Co., Ltd.	311,700	1,453,658
	Kyowa Electronic Instruments Co., Ltd.	156,600	561,792
	LAC Co., Ltd.	116,300	1,824,332
	Lasertec Corp.	283,800	8,170,818
	Macnica Fuji Electronics Holdings, Inc.	356,350	5,151,675
#	Mamezou Holdings Co., Ltd.	120,600	977,699
	Marubun Corp.	112,200	772,191
#	Maruwa Co., Ltd.	65,100	3,679,121
	Maxell Holdings, Ltd.	364,400	4,643,430
	MCJ Co., Ltd.	493,700	3,930,898
#	Megachips Corp.	135,600	2,603,151
	Meiko Electronics Co., Ltd.	165,600	4,141,244
#	Micronics Japan Co., Ltd.	218,200	1,395,002
#	Mimaki Engineering Co., Ltd.	129,400	1,328,884
	Mimasu Semiconductor Industry Co., Ltd.	129,981	1,706,206
#	Miraial Co., Ltd.	48,000	436,689
	Miroku Jyoho Service Co., Ltd.	132,100	2,490,678
	Mitachi Co., Ltd.	17,900	125,885
	Mitsubishi Research Institute, Inc.	52,500	1,639,007
#	Mitsui High-Tec, Inc.	187,800	2,017,527
#	m-up, Inc.	48,100	977,056
#	Mutoh Holdings Co., Ltd.	14,600	293,928
	Nagano Keiki Co., Ltd.	94,900	789,369
#	Naigai Tec Corp.	13,100	188,882
	Nakayo, Inc.	78,000	1,069,897
	NEC Networks & System Integration Corp.	169,200	3,687,889
	NEOJAPAN, Inc.	6,300	48,845
	NET One Systems Co., Ltd.	545,000	11,410,271
	NF Corp.	18,400	348,526
	Nichicon Corp.	354,000	2,945,032
# *	Nihon Dempa Kogyo Co., Ltd.	3,900	17,018

The Japanese Small Company Series
continued

		Shares	Value
INFORMATION TECHNOLOGY — (Continued)
	Nihon Denkei Co., Ltd.	30,100	$438,733
	Nippon Ceramic Co., Ltd.	62,200	1,524,761
	Nippon Chemi-Con Corp.	83,600	1,893,006
#	Nippon Computer Dynamics Co., Ltd.	43,600	421,669
#	Nippon Information Development Co., Ltd.	4,200	145,092
#	Nippon Kodoshi Corp.	58,100	1,313,285
	Nippon Signal Co., Ltd.	366,700	3,357,554
	Nippon Systemware Co., Ltd.	55,400	1,149,439
#	Nissha Co., Ltd.	269,500	4,385,780
	Nohmi Bosai, Ltd.	159,500	3,357,989
	Noritsu Koki Co., Ltd.	141,300	3,175,278
	NSD Co., Ltd.	266,280	5,637,632
	NuFlare Technology, Inc.	33,600	1,688,402
*	Ohizumi Mfg. Co., Ltd.	27,100	189,713
#	Okaya Electric Industries Co., Ltd.	81,500	341,321
	Oki Electric Industry Co., Ltd.	627,500	8,588,853
	ONO Sokki Co., Ltd.	37,400	247,542
#	Optex Group Co., Ltd.	243,520	4,437,050
	Oro Co., Ltd.	19,500	890,994
	Osaki Electric Co., Ltd.	315,600	2,017,089
#	Oval Corp.	35,600	85,839
#	Paltek Corp.	38,500	219,328
	PCI Holdings Inc/JP	3,600	90,400
	Poletowin Pitcrew Holdings, Inc.	108,300	2,424,190
	Pro-Ship, Inc.	18,600	412,282
#	Rakus Co., Ltd.	119,600	2,195,276
#	RECOMM Co., Ltd.	493,100	954,359
#	Remixpoint, Inc.	207,500	1,391,553
#	Renesas Easton Co., Ltd.	105,100	448,831
	Riken Keiki Co., Ltd.	114,300	2,255,995
	Riso Kagaku Corp.	134,300	2,832,516
	Roland DG Corp.	94,200	2,006,061
#	Rorze Corp.	81,000	1,387,586
	RS Technologies Co., Ltd.	40,300	1,633,758
	Ryoden Corp.	108,900	1,513,426
	Ryosan Co., Ltd.	188,800	5,432,278
	Ryoyo Electro Corp.	152,300	2,184,050
#	Saison Information Systems Co., Ltd.	23,800	270,890
#	Sakura Internet, Inc.	164,100	799,403
	Samco, Inc.	14,700	156,471
	Sanken Electric Co., Ltd.	176,200	3,887,155
	Sanshin Electronics Co., Ltd.	151,900	2,554,574
#	Satori Electric Co., Ltd.	90,680	822,956
	Saxa Holdings, Inc.	32,600	588,650
#	Scala, Inc.	118,200	1,007,370
	Seikoh Giken Co., Ltd.	14,700	233,141
	SEMITEC Corp.	5,500	285,493
#	Shibaura Electronics Co., Ltd.	56,400	2,438,999
	Shibaura Mechatronics Corp.	24,900	757,901
# *	SHIFT, Inc.	53,100	1,752,877
	Shindengen Electric Manufacturing Co., Ltd.	52,800	2,296,339
# *	Shinkawa, Ltd.	128,500	578,844
	Shinko Electric Industries Co., Ltd.	510,400	3,553,497
	Shinko Shoji Co., Ltd.	139,300	1,939,286
#	Shirai Electronics Industrial Co., Ltd.	61,600	213,094
#	Shizuki Electric Co., Inc.	129,200	803,503
#	Showa Shinku Co., Ltd.	27,800	333,947

The Japanese Small Company Series
continued

		Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#	Showcase TV, Inc.	25,700	$245,524
	Sigma Koki Co., Ltd.	33,500	524,860
#	Siix Corp.	227,200	3,084,742
#	SK-Electronics Co., Ltd.	60,100	986,561
	SMK Corp.	35,199	723,258
#	Softbank Technology Corp.	72,400	1,365,164
#	Softbrain Co., Ltd.	125,200	597,484
	Softcreate Holdings Corp.	57,100	811,509
#	Soliton Systems K.K.	71,300	627,623
	Solxyz Co., Ltd.	5,900	44,095
*	So-net Media Networks Corp.	14,900	246,078
#	Soshin Electric Co., Ltd.	58,400	220,773
#	Sourcenext Corp.	260,300	3,210,775
	SRA Holdings	73,400	2,066,123
#	Sumida Corp.	195,949	2,430,199
	Sun Corp.	117,400	564,012
	Sun-Wa Technos Corp.	75,000	852,925
	Suzuden Corp.	32,300	380,062
#	Suzuki Co., Ltd.	75,000	505,107
#	System Information Co., Ltd.	45,300	616,230
	System Research Co., Ltd.	12,600	421,822
#	Systemsoft Corp.	278,600	234,689
	Systena Corp.	509,100	6,126,207
	Tachibana Eletech Co., Ltd.	124,960	1,897,003
#	Takachiho Koheki Co., Ltd.	37,400	347,168
	TAKEBISHI Corp.	53,100	737,805
	Tamura Corp.	580,200	2,966,300
#	Tazmo Co., Ltd.	49,500	436,942
	TDC Soft, Inc.	108,100	996,334
# *	Teac Corp.	81,899	196,355
	TechMatrix Corp.	119,400	2,195,875
#	Techno Horizon Holdings Co., Ltd.	76,000	328,083
	Tecnos Japan, Inc.	122,900	951,657
	Teikoku Tsushin Kogyo Co., Ltd.	55,900	599,299
*	Tera Probe, Inc.	10,800	87,568
# *	TerraSky Co., Ltd.	4,700	118,848
#	TESEC Corp.	19,400	284,551
	TKC Corp.	123,300	4,689,373
	Tokyo Electron Device, Ltd.	44,600	791,627
	Tokyo Seimitsu Co., Ltd.	283,900	6,826,965
	Tomen Devices Corp.	15,300	344,862
	Topcon Corp.	773,000	11,231,567
#	Torex Semiconductor, Ltd.	58,200	738,924
	Toshiba TEC Corp.	194,500	5,802,034
	Toukei Computer Co., Ltd.	24,310	674,235
#	Towa Corp.	161,600	1,181,005
	Toyo Corp.	165,500	1,311,608
#	Tri Chemical Laboratories, Inc.	46,000	1,870,740
#	Tsuzuki Denki Co., Ltd.	41,500	368,842
#	UKC Holdings Corp.	98,000	1,910,212
	Ulvac, Inc.	284,500	9,265,412
#	UMC Electronics Co., Ltd.	56,500	1,051,279
#	Uniden Holdings Corp.	40,600	917,675
	UNIRITA, Inc.	7,300	110,023
#	UNITED, Inc.	96,700	2,027,961
#	V Technology Co., Ltd.	34,900	4,502,770
#	VeriServe Corp.	16,200	893,967

The Japanese Small Company Series
continued

		Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#	VINX Corp.	13,200	$167,762
	Vitec Holdings Co., Ltd.	64,100	1,243,120
	Wacom Co., Ltd.	1,103,100	5,130,317
#	YAC Holdings Co., Ltd.	93,000	649,686
#	Yamaichi Electronics Co., Ltd.	173,500	1,914,948
	Yashima Denki Co., Ltd.	123,300	920,441
#	Yokowo Co., Ltd.	111,700	1,239,876
	Zuken, Inc.	111,400	1,657,887
TOTAL INFORMATION TECHNOLOGY			497,120,658

MATERIALS — (9.9%)
	Achilles Corp.	107,800	2,144,634
	ADEKA Corp.	624,400	9,250,940
	Agro-Kanesho Co., Ltd.	12,500	275,965
	Aichi Steel Corp.	80,700	2,852,783
	Arakawa Chemical Industries, Ltd.	130,100	1,827,563
	Araya Industrial Co., Ltd.	27,500	440,597
	Asahi Holdings, Inc.	220,150	4,714,287
	Asahi Printing Co., Ltd.	25,700	235,476
	ASAHI YUKIZAI Corp.	106,400	2,102,684
#	Asahipen Corp.	2,100	33,258
#	Asia Pile Holdings Corp.	207,100	1,195,093
	C Uyemura & Co., Ltd.	33,600	2,150,115
#	Carlit Holdings Co., Ltd.	149,600	1,191,671
	Chuetsu Pulp & Paper Co., Ltd.	43,400	579,390
*	Chugai Mining Co., Ltd.	1,012,400	179,986
#	Chugoku Marine Paints, Ltd.	458,300	3,681,183
	CI Takiron Corp.	330,000	1,697,183
#	CK-San-Etsu Co., Ltd.	21,200	566,258
	Dai Nippon Toryo Co., Ltd.	144,400	1,458,028
	Daido Steel Co., Ltd.	133,600	5,500,381
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	140,400	1,378,883
	Daiken Corp.	98,800	1,809,085
#	Daiki Aluminium Industry Co., Ltd.	215,800	1,249,014
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	90,500	2,674,343
#	Daio Paper Corp.	480,200	6,225,734
	Daito Chemix Corp.	3,700	12,367
	DKS Co., Ltd.	66,200	1,451,928
	Dowa Holdings Co., Ltd.	373,500	10,870,056
	Dynapac Co., Ltd.	8,500	106,931
	Fuji Seal International, Inc.	186,500	5,657,358
	Fujikura Kasei Co., Ltd.	184,200	1,032,402
	Fujimori Kogyo Co., Ltd.	117,100	3,406,655
#	Fumakilla, Ltd.	58,901	809,932
#	Fuso Chemical Co., Ltd.	132,700	2,663,980
	Geostr Corp.	111,400	496,591
	Godo Steel, Ltd.	66,400	1,274,418
	Gun-Ei Chemical Industry Co., Ltd.	31,100	831,210
	Hakudo Co., Ltd.	44,000	693,837
	Harima Chemicals Group, Inc.	104,000	881,871
	Hodogaya Chemical Co., Ltd.	44,900	1,094,123
	Hokkan Holdings, Ltd.	52,400	865,577
	Hokko Chemical Industry Co., Ltd.	137,900	651,537
	Hokuetsu Corp.	945,899	4,518,330
	Honshu Chemical Industry Co., Ltd.	27,200	282,562

The Japanese Small Company Series
continued

		Shares	Value
MATERIALS — (Continued)
#	Ise Chemicals Corp.	15,400	$442,645
#	Ishihara Chemical Co., Ltd.	35,500	684,751
*	Ishihara Sangyo Kaisha, Ltd.	258,650	3,087,774
	Ishizuka Glass Co., Ltd.	17,800	347,586
	Japan Pure Chemical Co., Ltd.	10,300	206,333
	JCU Corp.	166,900	3,582,352
	JSP Corp.	94,100	1,858,393
#	Kanto Denka Kogyo Co., Ltd.	330,100	2,997,781
	Katakura & Co-op Agri Corp.	21,500	230,141
#	Kawakin Holdings Co., Ltd.	23,100	77,346
#	KeePer Technical Laboratory Co., Ltd.	47,900	467,973
	KH Neochem Co., Ltd.	208,300	5,915,888
	Kimoto Co., Ltd.	247,400	489,944
	Koatsu Gas Kogyo Co., Ltd.	223,493	1,625,827
#	Kogi Corp.	5,499	80,472
	Kohsoku Corp.	72,900	671,909
	Konishi Co., Ltd.	232,600	3,259,219
#	Konoshima Chemical Co., Ltd.	41,300	261,985
	Krosaki Harima Corp.	36,900	2,440,294
#	Kumiai Chemical Industry Co., Ltd.	712,187	4,433,219
	Kunimine Industries Co., Ltd.	38,600	331,681
	Kureha Corp.	124,950	8,029,884
	Kurimoto, Ltd.	67,900	1,015,525
#	Kuriyama Holdings Corp.	50,200	779,983
#	Kyoei Steel, Ltd.	149,700	2,711,786
	Kyowa Leather Cloth Co., Ltd.	86,800	653,603
	Lintec Corp.	302,000	7,147,406
#	MEC Co., Ltd.	127,700	1,669,511
#	Mipox Corp.	58,500	232,996
	Mitani Sekisan Co., Ltd.	72,800	1,651,559
	Mitsubishi Paper Mills, Ltd.	425,300	2,194,498
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	939,220
	Mitsui Mining & Smelting Co., Ltd.	433,400	12,279,380
#	Molitec Steel Co., Ltd.	86,500	386,287
#	MORESCO Corp.	47,800	659,155
	Mory Industries, Inc.	39,300	967,915
#	Muto Seiko Co.	35,700	188,073
	Nakayama Steel Works, Ltd.	239,400	1,258,552
	Neturen Co., Ltd.	258,000	2,272,195
# *	New Japan Chemical Co., Ltd.	200,600	364,515
#	Nicca Chemical Co., Ltd.	49,300	525,821
	Nichia Steel Works, Ltd.	121,100	343,773
#	Nihon Kagaku Sangyo Co., Ltd.	90,200	1,023,160
#	Nihon Nohyaku Co., Ltd.	234,800	1,301,179
	Nihon Parkerizing Co., Ltd.	651,600	7,869,192
	Nihon Yamamura Glass Co., Ltd.	112,600	1,674,977
	Nippon Carbide Industries Co., Inc.	49,300	813,644
	Nippon Chemical Industrial Co., Ltd.	42,600	1,159,485
	Nippon Concrete Industries Co., Ltd.	302,400	814,868
#	Nippon Denko Co., Ltd.	1,006,814	2,391,331
	Nippon Fine Chemical Co., Ltd.	82,800	799,118
	Nippon Kayaku Co., Ltd.	345,900	4,116,618
	Nippon Kinzoku Co., Ltd.	26,500	340,035
#	Nippon Koshuha Steel Co., Ltd.	26,799	162,282
	Nippon Light Metal Holdings Co., Ltd.	4,216,200	8,890,260
#	Nippon Paper Industries Co., Ltd.	587,400	10,642,418
	Nippon Pillar Packing Co., Ltd.	158,800	2,126,919

The Japanese Small Company Series
continued

		Shares	Value
MATERIALS — (Continued)
	Nippon Soda Co., Ltd.	175,500	$4,560,767
#	Nippon Yakin Kogyo Co., Ltd.	1,187,900	3,157,492
#	Nisshin Steel Co., Ltd.	344,892	4,501,736
	Nitta Gelatin, Inc.	98,800	667,735
	Nittetsu Mining Co., Ltd.	36,800	1,564,117
#	Nitto FC Co., Ltd.	121,400	843,781
	Nozawa Corp.	54,100	562,058
	Oat Agrio Co., Ltd.	21,400	541,390
#	Okamoto Industries, Inc.	76,500	3,447,599
	Okura Industrial Co., Ltd.	58,800	1,077,139
	Osaka Organic Chemical Industry, Ltd.	108,700	1,327,939
#	Osaka Soda Co., Ltd.	102,499	2,410,331
	Osaka Steel Co., Ltd.	92,500	1,638,124
#	OSAKA Titanium Technologies Co., Ltd.	147,500	2,315,589
#	Pacific Metals Co., Ltd.	117,999	3,310,898
	Pack Corp. (The)	95,600	2,736,155
#	Rasa Industries, Ltd.	55,100	906,902
	Rengo Co., Ltd.	373,700	3,257,518
	Riken Technos Corp.	248,500	1,119,578
	Sakai Chemical Industry Co., Ltd.	114,000	2,626,667
	Sakata INX Corp.	304,200	3,011,897
	Sanyo Chemical Industries, Ltd.	87,800	4,023,207
	Sanyo Special Steel Co., Ltd.	147,060	3,381,545
#	Seiko PMC Corp.	86,000	700,087
	Sekisui Plastics Co., Ltd.	176,500	1,373,509
	Shikoku Chemicals Corp.	252,900	2,582,039
	Shinagawa Refractories Co., Ltd.	43,600	1,673,926
	Shin-Etsu Polymer Co., Ltd.	336,500	2,464,229
#	Shinko Wire Co., Ltd.	18,400	208,806
	SK Kaken Co., Ltd.	1,600	678,577
	Soken Chemical & Engineering Co., Ltd.	49,800	778,205
	Stella Chemifa Corp.	82,400	2,507,647
	Sumitomo Bakelite Co., Ltd.	36,700	1,325,136
#	Sumitomo Osaka Cement Co., Ltd.	275,499	10,235,593
	Sumitomo Seika Chemicals Co., Ltd.	67,500	3,368,993
	T Hasegawa Co., Ltd.	174,900	3,105,621
	T&K Toka Co., Ltd.	143,700	1,374,628
#	Taisei Lamick Co., Ltd.	42,700	1,205,546
	Taiyo Holdings Co., Ltd.	130,100	4,648,375
	Takasago International Corp.	103,400	3,296,328
	Takemoto Yohki Co., Ltd.	24,200	576,470
#	Taki Chemical Co., Ltd.	6,400	528,535
	Tayca Corp.	128,200	2,695,683
	Tenma Corp.	128,000	2,224,102
	Toagosei Co., Ltd.	795,100	8,164,289
#	Toda Kogyo Corp.	24,200	571,582
	Toho Acetylene Co., Ltd.	12,700	173,107
	Toho Chemical Industry Co., Ltd.	47,000	209,203
	Toho Titanium Co., Ltd.	256,900	2,611,607
	Toho Zinc Co., Ltd.	91,999	2,940,423
	Tohoku Steel Co., Ltd.	16,300	190,777
	Tokushu Tokai Paper Co., Ltd.	68,558	2,645,757
	Tokuyama Corp.	303,398	6,784,502
	Tokyo Ohka Kogyo Co., Ltd.	263,300	7,051,911
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	235,656
#	Tokyo Rope Manufacturing Co., Ltd.	100,300	1,028,568
	Tokyo Steel Manufacturing Co., Ltd.	845,800	6,668,781

The Japanese Small Company Series
continued

		Shares	Value
MATERIALS — (Continued)
	Tokyo Tekko Co., Ltd.	67,400	$874,686
	Tomoegawa Co., Ltd.	33,600	370,583
	Tomoku Co., Ltd.	80,700	1,390,837
	Topy Industries, Ltd.	113,200	3,050,825
	Toyo Gosei Co., Ltd.	34,600	330,792
	Toyo Ink SC Holdings Co., Ltd.	258,200	5,991,586
	Toyobo Co., Ltd.	633,400	9,002,787
#	TYK Corp.	169,400	644,503
	UACJ Corp.	183,541	4,000,878
	Valqua, Ltd.	122,499	2,984,575
#	Vertex Corp.	47,098	507,983
	Wavelock Holdings Co., Ltd.	30,900	229,560
	Wood One Co., Ltd.	48,500	528,481
	Yamato Kogyo Co., Ltd.	305,800	8,058,995
	Yodogawa Steel Works, Ltd.	147,100	3,193,104
	Yoshicon Co., Ltd.	3,100	31,364
#	Yotai Refractories Co., Ltd.	133,300	925,597
#	Yuki Gosei Kogyo Co., Ltd.	36,200	82,574
	Yushiro Chemical Industry Co., Ltd.	73,800	927,279
TOTAL MATERIALS			399,852,186

REAL ESTATE — (1.7%)
#	AD Works Co., Ltd.	1,950,700	655,818
	Airport Facilities Co., Ltd.	146,470	780,861
	Anabuki Kosan, Inc.	4,600	122,439
	Aoyama Zaisan Networks Co., Ltd.	68,800	961,579
#	Apaman Co., Ltd.	82,200	850,834
# *	Ardepro Co., Ltd.	292,800	162,851
#	Arealink Co., Ltd.	48,600	717,331
#	B-Lot Co., Ltd.	11,000	121,075
#	Cosmos Initia Co., Ltd.	99,600	544,140
	CRE, Inc.	60,800	536,201
	Daibiru Corp.	350,900	3,537,487
#	Daikyo, Inc.	225,900	5,929,077
#	Dear Life Co., Ltd.	155,900	762,893
	Goldcrest Co., Ltd.	137,770	2,157,381
#	Good Com Asset Co., Ltd.	6,200	85,122
	Grandy House Corp.	113,800	462,186
	Heiwa Real Estate Co., Ltd.	236,600	4,382,189
	Ichigo, Inc.	997,200	3,255,711
#	Intellex Co., Ltd.	30,000	206,006
*	Japan Asset Marketing Co., Ltd.	1,649,800	1,800,599
	Japan Corporate Housing Service, Inc.	10,500	72,514
#	Japan Property Management Center Co., Ltd.	92,400	1,007,384
	Kabuki-Za Co., Ltd.	21,800	1,101,590
	Keihanshin Building Co., Ltd.	278,600	2,051,283
# *	LAND Co., Ltd.	1,824,900	179,915
	Leopalace21 Corp.	1,918,000	7,989,373
#	Mugen Estate Co., Ltd.	97,000	554,839
	Nippon Commercial Development Co., Ltd.	91,300	1,384,067
	Nisshin Fudosan Co.	232,400	1,083,473
	Prospect Co., Ltd.	3,402,000	1,148,251
	Raysum Co., Ltd.	119,100	1,466,235
#	SAMTY Co., Ltd.	128,500	1,682,285
	Sankyo Frontier Co., Ltd.	22,100	687,286
	Sansei Landic Co., Ltd.	40,600	401,579

The Japanese Small Company Series
continued

		Shares	Value
REAL ESTATE — (Continued)
#	Shinoken Group Co., Ltd.	220,800	$1,825,725
#	Star Mica Co., Ltd.	91,300	1,247,190
	Sun Frontier Fudousan Co., Ltd.	232,900	2,377,143
#	Takara Leben Co., Ltd.	639,000	1,841,005
#	Tateru, Inc.	286,800	1,203,629
	TOC Co., Ltd.	416,650	2,838,426
	Tokyo Rakutenchi Co., Ltd.	21,500	937,036
	Tokyo Theatres Co., Inc.	50,099	597,028
	Tosei Corp.	250,000	2,285,166
#	Unizo Holdings Co., Ltd.	226,900	4,274,207
#	Urbanet Corp. Co., Ltd.	123,500	366,827
TOTAL REAL ESTATE			68,635,236

UTILITIES — (1.1%)
# *	Eneres Co., Ltd.	189,500	1,167,440
#	eRex Co., Ltd.	286,800	2,382,638
	Hiroshima Gas Co., Ltd.	330,700	1,060,569
	Hokkaido Electric Power Co., Inc.	1,406,600	8,209,330
	Hokkaido Gas Co., Ltd.	100,600	1,287,743
*	Hokuriku Electric Power Co.	935,100	8,711,001
	Hokuriku Gas Co., Ltd.	10,100	265,162
	K&O Energy Group, Inc.	107,400	1,488,332
	Nippon Gas Co., Ltd.	11,100	335,764
	Okinawa Electric Power Co., Inc. (The)	311,021	5,794,635
# *	RENOVA, Inc.	197,300	2,140,554
	Saibu Gas Co., Ltd.	221,600	4,934,958
	Shizuoka Gas Co., Ltd.	394,500	3,412,588
#	Toell Co., Ltd.	59,400	447,343
#	West Holdings Corp.	105,200	1,061,630
TOTAL UTILITIES			42,699,687
TOTAL COMMON STOCKS			3,802,673,731

RIGHTS/WARRANTS — (0.0%)

FINANCIALS — (0.0%)
*	Akatsuki Corp. Rights 12/25/18	109,000	75,349
TOTAL INVESTMENT SECURITIES			3,802,749,080

SECURITIES LENDING COLLATERAL — (5.4%)
@ §	DFA Short Term Investment Fund	18,866,285	218,282,913
TOTAL INVESTMENTS — (100.0%)
(Cost $3,609,227,762)			$4,021,031,993
____________________

#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$116,578,489	—	$116,578,489
Consumer Discretionary	$6,321,241	706,744,934	—	713,066,175
Consumer Staples	—	303,762,350	—	303,762,350
Energy	—	29,926,156	—	29,926,156
Financials	10,103,674	321,366,290	—	331,469,964
Healthcare	—	204,700,860	—	204,700,860
Industrials	—	1,094,861,970	—	1,094,861,970
Information Technology	486,572	496,634,086	—	497,120,658
Materials	507,983	399,344,203	—	399,852,186
Real Estate	—	68,635,236	—	68,635,236
Utilities	—	42,699,687	—	42,699,687
Rights/Warrants
Financials	—	75,349	—	75,349
Securities Lending Collateral	—	218,282,913	—	218,282,913
TOTAL	$17,419,470	$4,003,612,523	—	$4,021,031,993

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (52.6%)
*	3P Learning, Ltd.	93,233	$79,303
*	88 Energy, Ltd.	604,262	7,642
»	Accent Group, Ltd.	1,895,397	1,677,338
	Adacel Technologies, Ltd.	140,130	154,710
	Adairs, Ltd.	381,049	472,053
	Adelaide Brighton, Ltd.	3,004,912	12,086,193
*	Aeon Metals, Ltd.	45,332	8,865
#	Ainsworth Game Technology, Ltd.	364,227	263,964
# *	Alkane Resources, Ltd.	1,385,657	220,924
	Alliance Aviation Services, Ltd.	27,285	46,127
	ALS, Ltd.	2,494,939	14,468,701
	Altium, Ltd.	879,028	13,703,502
*	Altura Mining, Ltd.	98,208	13,996
#	AMA Group, Ltd.	1,621,708	1,047,982
#	Amaysim Australia, Ltd.	1,355,718	1,097,670
	Ansell, Ltd.	896,383	14,778,046
#	AP Eagers, Ltd.	298,855	1,555,241
	APN Property Group, Ltd.	26,661	8,516
#	Apollo Tourism & Leisure, Ltd.	146,441	146,440
	Appen, Ltd.	702,260	5,331,671
#	ARB Corp., Ltd.	606,699	7,462,547
#	Ardent Leisure Group.	3,508,077	3,990,542
#	ARQ Group, Ltd.	987,156	1,533,697
	Asaleo Care, Ltd.	20,828	10,333
	Atlas Arteria, Ltd.	2,965,825	14,366,965
	AUB Group, Ltd.	325,555	3,114,227
# *	Aurelia Metals, Ltd.	1,819,536	949,642
	Ausdrill, Ltd.	2,560,609	3,121,180
	Austal, Ltd.	1,540,941	1,958,683
*	Austin Engineering, Ltd.	95,866	14,604
# *	Australian Agricultural Co., Ltd.	2,990,515	2,804,311
	Australian Finance Group, Ltd.	642,336	638,000
#	Australian Pharmaceutical Industries, Ltd.	3,178,637	3,452,614
	Australian Vintage, Ltd.	4,199,886	1,654,035
	Auswide Bank, Ltd.	102,961	378,618
#	Automotive Holdings Group, Ltd.	1,068,424	1,370,131
	Aveo Group	3,342,036	4,372,278
	AVJennings, Ltd.	7,058,528	3,026,510
*	Axsesstoday, Ltd.	20,251	23,304
#	Baby Bunting Group, Ltd.	318,497	497,096
#	Bank of Queensland, Ltd.	380,336	2,607,163
#	Bapcor, Ltd.	1,945,254	9,436,542
*	Base Resources, Ltd.	215,873	37,658
	Beach Energy, Ltd.	14,720,311	18,335,566
# *	Beadell Resources, Ltd.	7,171,491	287,026
#	Bega Cheese, Ltd.	1,467,014	6,213,677
	Bell Financial Group, Ltd.	122,493	87,728
# *	Bellamy’s Australia, Ltd.	568,208	2,925,148
#	Blackmores, Ltd.	100,980	8,707,549
*	Blue Energy, Ltd.	97,807	3,813
#	Bravura Solutions, Ltd.	659,141	1,959,341
	Breville Group, Ltd.	847,284	7,380,725
	Brickworks, Ltd.	439,516	5,262,506
# *	Bubs Australia, Ltd.	326,550	109,018
# *	Buru Energy, Ltd.	678,801	122,572

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
#	BWX, Ltd.	335,452	$606,063
#	Cabcharge Australia, Ltd.	197,624	289,278
	Capilano Honey, Ltd.	18,636	260,566
	Capitol Health, Ltd.	2,956,003	578,358
	Capral, Ltd.	58,499	5,785
# *	Cardno, Ltd.	1,127,842	812,899
*	Carnarvon Petroleum, Ltd.	5,872,111	1,462,537
	carsales.com, Ltd.	1,702,940	14,760,322
# *	Cash Converters International, Ltd.	3,008,100	564,881
# *	Catapult Group International, Ltd.	407,428	303,706
	Cedar Woods Properties, Ltd.	396,815	1,490,306
	Centuria Capital Group	12,363	11,480
	Citadel Group, Ltd. (The)	68,921	415,472
#	Class, Ltd.	399,883	521,812
*	Clean Seas Seafood, Ltd.	1,754,602	68,255
	Cleanaway Waste Management, Ltd.	13,728,372	17,549,486
#	Clinuvel Pharmaceuticals, Ltd.	34,474	390,960
	Clover Corp., Ltd.	254,940	262,091
	Codan, Ltd.	621,597	1,323,844
#	Collection House, Ltd.	2,231,387	2,111,692
	Collins Foods, Ltd.	799,889	3,633,199
# *	Cooper Energy, Ltd.	9,007,134	2,970,173
#	Corporate Travel Management, Ltd.	587,789	8,387,889
	Costa Group Holdings, Ltd.	2,167,448	9,391,202
#	Credit Corp. Group, Ltd.	516,474	6,987,009
*	CSG, Ltd.	1,608,459	217,656
	CSR, Ltd.	3,957,955	9,928,634
*	CuDeco, Ltd.	387,893	24,200
#	Data#3, Ltd.	821,486	875,174
*	Decmil Group, Ltd.	504,340	273,535
#	Dicker Data, Ltd.	193,123	393,124
	Domain Holdings Australia, Ltd.	1,536,045	2,702,266
#	Domino’s Pizza Enterprises, Ltd.	217,005	8,317,103
	Donaco International, Ltd.	28,566	3,139
*	Doray Minerals, Ltd.	410,541	103,591
	Downer EDI, Ltd.	4,034,426	19,862,919
	DuluxGroup, Ltd.	3,101,823	16,304,563
	DWS, Ltd.	514,109	426,211
	Eclipx Group, Ltd.	2,757,791	4,744,936
	Elders, Ltd.	1,007,530	5,216,011
*	EML Payments, Ltd.	312,191	345,930
# *	Energy Resources of Australia, Ltd.	229,368	55,459
*	Energy World Corp., Ltd.	87,518	10,256
	EQT Holdings, Ltd.	93,813	1,491,703
	ERM Power, Ltd.	1,089,491	1,264,475
	Estia Health, Ltd.	1,211,553	1,756,113
	Euroz, Ltd.	101,762	90,182
	EVENT Hospitality and Entertainment, Ltd.	544,188	5,176,669
	Evolution Mining, Ltd.	1,556	3,293
	Experience Co., Ltd.	41,250	8,788
	Fairfax Media, Ltd.	19,821,806	9,020,829
# *	FAR, Ltd.	9,270,970	818,377
#	Finbar Group, Ltd.	203,868	122,873
	Fleetwood Corp., Ltd. (6341855)	338,355	533,162
	FlexiGroup, Ltd.	1,850,936	2,016,960
	Freedom Foods Group, Ltd.	40,467	145,222
#	G8 Education, Ltd.	1,927,712	2,804,991

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
# *	Galaxy Resources, Ltd.	2,797,281	$4,364,882
# *	Galilee Energy, Ltd.	133,757	65,369
# *	Gascoyne Resources, Ltd.	428,415	42,933
#	GBST Holdings, Ltd.	178,479	215,830
#	Genworth Mortgage Insurance Australia, Ltd.	1,921,523	3,068,911
#	Global Construction Services, Ltd.	268,763	121,854
# *	Gold Road Resources, Ltd.	2,039,060	1,006,657
	GR Engineering Services, Ltd.	55,230	47,722
	GrainCorp, Ltd., Class A.	1,735,655	10,146,181
	Grange Resources, Ltd.	449,866	70,638
#	Greencross, Ltd.	449,892	1,445,043
*	Greenland Minerals, Ltd.	114,047	7,037
	GUD Holdings, Ltd.	992,918	8,705,318
	GWA Group, Ltd.	2,071,266	4,050,586
#	Hansen Technologies, Ltd.	1,117,944	2,749,153
#	Harvey Norman Holdings, Ltd.	525,167	1,188,830
	Healthscope, Ltd.	5,420,705	8,132,854
#	Helloworld Travel, Ltd.	12,955	50,630
# *	Highfield Resources, Ltd.	160,730	55,428
*	Hills, Ltd.	353,244	45,111
*	Horizon Oil, Ltd.	714,889	73,152
#	HT&E, Ltd.	1,759,008	2,423,951
	HUB24, Ltd.	6,033	49,196
	IDP Education, Ltd.	580,436	3,793,923
	Iluka Resources, Ltd.	555,429	3,189,945
*	Imdex, Ltd.	2,130,372	1,735,469
#	IMF Bentham, Ltd.	1,746,477	3,659,388
*	Immutep, Ltd.	1,409,121	41,239
# *	ImpediMed, Ltd.	95,787	27,211
#	Independence Group NL	3,149,458	9,040,777
*	Infigen Energy	5,276,965	1,837,579
	Infomedia, Ltd.	2,750,806	2,181,182
#	Inghams Group, Ltd.	1,394,745	3,856,250
	Integral Diagnostics, Ltd.	27,730	53,102
#	Integrated Research, Ltd.	642,274	967,706
#	InvoCare, Ltd.	976,845	8,407,316
#	IOOF Holdings, Ltd.	2,401,762	11,616,624
#	IPH, Ltd.	915,513	3,514,658
#	IRESS, Ltd.	1,180,608	9,095,282
#	iSelect, Ltd.	96,851	44,782
#	iSentia Group, Ltd.	1,014,066	176,620
	IVE Group, Ltd.	423,171	612,342
#	Japara Healthcare, Ltd.	1,707,905	1,362,085
#	JB Hi-Fi, Ltd.	963,999	15,708,593
	Jumbo Interactive, Ltd.	221,038	1,123,737
#	Jupiter Mines, Ltd.	344,616	76,958
	K&S Corp., Ltd.	274,800	264,810
# *	Karoon Gas Australia, Ltd.	1,703,069	1,288,880
*	Kingsgate Consolidated, Ltd.	1,797,365	210,561
#	Kogan.com, Ltd.	252,050	509,244
	Lifestyle Communities, Ltd.	80,766	331,448
	Link Administration Holdings, Ltd.	2,679,433	14,278,991
#	Lovisa Holdings, Ltd.	171,471	935,251
# *	Lynas Corp., Ltd.	4,094,243	6,058,516
	MACA, Ltd.	394,191	336,322
*	Macmahon Holdings, Ltd.	4,688,396	781,595
#	Magellan Financial Group, Ltd.	417,471	7,912,388

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
*	Mastermyne Group, Ltd.	33,023	$30,029
	MaxiTRANS Industries, Ltd.	872,413	334,050
# *	Mayne Pharma Group, Ltd.	6,757,843	5,374,340
	McMillan Shakespeare, Ltd.	489,652	5,742,748
	McPherson’s, Ltd.	470,863	465,307
	Medical Developments International, Ltd.	5,177	17,745
*	Medusa Mining, Ltd.	155,314	35,744
# *	Mesoblast, Ltd.	809,274	1,148,440
#	Metals X, Ltd.	2,181,447	721,013
#	Metcash, Ltd.	7,046,948	13,772,950
#	Michael Hill International, Ltd.	1,490,263	691,380
#	Michael Hill International, Ltd.	94,305	44,078
*	Millennium Minerals, Ltd.	1,192,555	173,930
*	Mincor Resources NL	766,120	195,941
	Mineral Resources, Ltd.	1,216,344	12,342,112
*	MMA Offshore, Ltd.	4,749,942	806,757
#	MNF Group, Ltd.	194,514	568,356
	Moelis Australia, Ltd.	19,541	70,043
#	Monadelphous Group, Ltd.	813,595	8,325,648
	Monash IVF Group, Ltd.	821,580	527,519
#	Money3 Corp., Ltd.	753,931	872,184
#	Mortgage Choice, Ltd.	793,228	679,056
#	Motorcycle Holdings, Ltd.	19,615	36,399
	Mount Gibson Iron, Ltd.	3,805,673	1,457,832
#	Myer Holdings, Ltd.	1,619,819	522,914
	MYOB Group, Ltd.	2,841,173	6,794,444
#	MyState, Ltd.	494,101	1,610,311
	Navigator Global Investments, Ltd.	948,747	3,018,329
#	Navitas, Ltd.	1,792,167	6,460,212
#	Neometals, Ltd.	626,513	102,246
# *	NetComm Wireless, Ltd.	180,398	85,035
	New Hope Corp., Ltd.	470,395	1,103,213
# *	NEXTDC, Ltd.	131,506	549,730
	nib holdings, Ltd.	3,342,132	13,155,941
#	Nick Scali, Ltd.	322,227	1,182,963
#	Nine Entertainment Co. Holdings, Ltd.	4,317,723	5,185,472
	Noni B, Ltd.	4,694	10,306
	Northern Star Resources, Ltd.	3,310,960	20,684,301
*	NRW Holdings, Ltd.	2,092,790	2,748,539
#	Nufarm, Ltd.	1,992,358	8,056,837
#	OFX Group, Ltd.	1,689,584	2,570,110
*	OM Holdings, Ltd.	331,181	318,975
*	OneMarket, Ltd.	112,823	65,551
# *	Onevue Holdings, Ltd.	903,222	353,886
	oOh!media, Ltd.	879,451	2,955,221
# *	Orocobre, Ltd.	187,160	444,921
	Orora, Ltd.	8,074,313	19,242,479
	OZ Minerals, Ltd.	2,477,965	15,896,021
	Pacific Current Group, Ltd.	186,173	812,179
	Pacific Energy, Ltd.	33,400	12,896
	Pacific Smiles Group, Ltd.	256,946	254,996
	Pact Group Holdings, Ltd.	1,206,154	2,981,648
*	Panoramic Resources, Ltd.	2,802,164	826,038
*	Pantoro, Ltd.	523,848	65,350
	Paragon Care, Ltd.	834,834	408,034
#	Peet, Ltd.	771,699	605,173
	Pendal Group, Ltd.	1,659,644	9,596,011

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
# *	Peninsula Energy, Ltd.	268,623	$42,119
#	Perpetual, Ltd.	374,045	9,200,195
# *	Perseus Mining, Ltd.	5,976,921	1,531,889
# *	Pilbara Minerals, Ltd.	907,535	508,443
	Pioneer Credit, Ltd.	173,973	377,435
#	Platinum Asset Management, Ltd.	1,800,299	6,268,517
*	PMP, Ltd.	2,421,092	334,521
# *	Praemium, Ltd.	1,355,202	742,585
	Premier Investments, Ltd.	778,124	9,071,992
	Primary Health Care, Ltd.	3,214,850	6,052,206
*	Prime Media Group, Ltd.	62,765	11,542
	Pro Medicus, Ltd.	242,892	1,571,967
	PWR Holdings, Ltd.	79,602	212,886
	QMS Media, Ltd.	407,838	268,811
#	Qube Holdings, Ltd.	4,471,985	7,776,509
# *	Quintis, Ltd.	2,130,129	103,843
*	Ramelius Resources, Ltd.	3,194,151	940,801
#	RCR Tomlinson, Ltd.	1,950,768	1,255,201
	Reckon, Ltd.	446,073	228,666
# *	Red River Resources, Ltd.	454,268	60,016
	Reece, Ltd.	980,451	7,219,103
#	Regis Healthcare, Ltd.	1,432,437	2,435,623
	Regis Resources, Ltd.	3,602,454	10,806,393
	Reject Shop, Ltd. (The)	107,368	168,257
#	Reliance Worldwide Corp., Ltd.	2,223,159	7,920,079
#	Resolute Mining, Ltd.	5,979,371	4,420,381
	Rhipe, Ltd.	92,579	78,355
	Ridley Corp., Ltd.	1,797,229	1,848,447
*	RPMGlobal Holdings, Ltd.	52,065	23,266
	Ruralco Holdings, Ltd.	207,969	426,362
#	RXP Services, Ltd.	364,327	118,993
	Salmat, Ltd.	645,788	252,305
	Sandfire Resources NL	1,497,630	7,081,333
*	Saracen Mineral Holdings, Ltd.	7,310,283	12,750,641
	Scottish Pacific Group, Ltd.	38,112	117,068
#	SeaLink Travel Group, Ltd.	191,581	574,468
#	Select Harvests, Ltd.	605,006	2,217,182
*	Senetas Corp., Ltd.	131,335	9,354
# *	Senex Energy, Ltd.	11,411,198	3,265,541
	Servcorp, Ltd.	343,996	857,317
#	Service Stream, Ltd.	2,120,468	2,391,327
	Seven Group Holdings, Ltd.	619,423	7,825,398
	Seven West Media, Ltd.	4,058,877	2,249,526
	SG Fleet Group, Ltd.	376,993	889,595
*	Sheffield Resources, Ltd.	128,344	80,277
	Shine Corporate, Ltd.	15,573	8,605
#	Shriro Holdings, Ltd.	148,697	52,689
#	Sigma Healthcare, Ltd.	3,411,098	1,259,847
# *	Silver Lake Resources, Ltd.	2,369,915	869,155
	Sims Metal Management, Ltd.	1,382,214	11,083,430
	SmartGroup Corp., Ltd.	598,299	4,236,842
	Southern Cross Media Group, Ltd.	3,380,274	2,738,744
	Spark Infrastructure Group	11,690,859	19,060,125
*	Specialty Fashion Group, Ltd.	50,549	41,346
#	SpeedCast International, Ltd.	2,040,350	5,216,267
	St Barbara, Ltd.	4,256,889	12,566,295
	Steadfast Group, Ltd.	5,573,447	11,752,512

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
*	Strike Energy, Ltd.	1,969,468	$149,783
*	Sundance Energy Australia, Ltd.	29,378,950	1,739,523
	Sunland Group, Ltd.	1,211,896	1,326,858
#	Super Retail Group, Ltd.	1,318,324	6,760,659
# *	Superloop, Ltd.	354,006	436,901
# *	Syrah Resources, Ltd.	2,205,354	2,508,394
#	Tassal Group, Ltd.	1,445,473	4,233,164
#	Technology One, Ltd.	1,900,986	7,345,566
*	Terracom, Ltd.	66,775	25,379
#	Thorn Group, Ltd.	744,756	304,159
*	Tiger Resources, Ltd.	9,447,997	25,090
	Tribune Resources, Ltd.	3,093	10,565
*	Troy Resources, Ltd.	372,547	25,457
#	Villa World, Ltd.	885,139	1,260,993
# *	Village Roadshow, Ltd.	997,545	1,606,136
# *	Virgin Australia Holdings, Ltd.	11,378,469	1,613,878
	Virtus Health, Ltd.	558,943	1,992,115
	Vita Group, Ltd.	256,327	189,173
# *	Vocus Group, Ltd.	2,995,147	7,308,708
*	Watpac, Ltd.	760,701	499,298
	Webjet, Ltd.	807,424	7,484,692
#	Webster, Ltd.	92,933	105,304
	Western Areas, Ltd.	1,937,453	3,096,928
# *	Westgold Resources, Ltd.	1,720,915	1,343,751
	WiseTech Global, Ltd.	8,123	92,900
	WorleyParsons, Ltd.	1,206,057	12,474,529
	WPP AUNZ, Ltd.	1,664,014	661,552
	Xenith IP Group, Ltd.	9,607	8,518
TOTAL AUSTRALIA			957,976,330

BERMUDA — (0.0%)
	Hoifu Energy Group, Ltd.	2,088,000	266,260

CAYMAN ISLANDS — (0.0%)
	On Time Logistics Holdings, Ltd.	104,000	29,840

CHINA — (0.0%)
*	GCL New Energy Holdings, Ltd.	96,000	3,199
	Strong Petrochemical Holdings, Ltd.	1,034,000	63,645
	Xinghua Port Holdings, Ltd.	2,042,750	252,365
	Yeebo International Holdings, Ltd.	2,204,000	293,112
TOTAL CHINA			612,321

HONG KONG — (26.1%)
	Aeon Credit Service Asia Co., Ltd.	752,000	628,583
	Aeon Stores Hong Kong Co., Ltd.	248,000	129,791
#	Agritrade Resources, Ltd.	26,080,000	5,198,191
	Alco Holdings, Ltd.	1,614,000	225,047
	Allan International Holdings	32,000	7,047
	Allied Group, Ltd.	661,200	3,564,648
#	Allied Properties HK, Ltd.	12,731,857	2,733,582
	Alltronics Holdings, Ltd.	2,500,600	411,627
	APAC Resources, Ltd.	2,270,888	325,295
# *	Applied Development Holdings, Ltd.	14,125,000	1,046,384
	APT Satellite Holdings, Ltd.	3,042,500	975,611
	Arts Optical International Hldgs, Ltd.	730,000	176,816

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Asia Financial Holdings, Ltd.	2,404,908	$1,294,352
*	Asia Investment Finance Group, Ltd.	15,652,000	133,442
	Asia Pacific Silk Road Investment Co., Ltd.	2,200,000	18,235
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	637,482
	Asia Standard Hotel Group, Ltd.	33,751,654	1,483,731
#	Asia Standard International Group, Ltd.	13,222,917	2,487,798
	Asiasec Properties, Ltd.	1,394,000	695,493
	Associated International Hotels, Ltd.	952,000	2,669,776
*	Auto Italia Holdings	1,900,000	17,393
	Automated Systems Holdings, Ltd.	404,400	46,581
*	BeijingWest Industries International, Ltd.	1,277,600	130,712
	Best Food Holding Co., Ltd.	996,000	141,282
*	Bison Finance Group, Ltd.	712,000	110,255
#	BOE Varitronix, Ltd.	3,149,293	910,751
*	Bonjour Holdings, Ltd.	14,578,600	419,482
	Bossini International Holdings, Ltd.	2,119,500	74,337
#	Bright Smart Securities & Commodities Group, Ltd.	7,004,000	1,327,854
*	Brightoil Petroleum Holdings, Ltd.	9,991,000	1,911,068
# *	Brockman Mining, Ltd.	22,810,814	511,699
*	Burwill Holdings, Ltd.	35,754,960	740,172
	Cafe de Coral Holdings, Ltd.	3,206,000	6,948,208
# *	Camsing International Holding, Ltd.	3,216,000	2,530,372
*	Cash Financial Services Group, Ltd.	2,934,000	24,455
*	CCT Land Holdings, Ltd.	18,640,000	23,770
*	CEFC Hong Kong Financial Investment Co., Ltd.	810,000	16,643
	Century City International Holdings, Ltd.	6,871,460	606,447
#	CGN Mining Co., Ltd.	4,855,000	144,036
*	Champion Technology Holdings, Ltd.	4,793,946	216,989
	Chen Hsong Holdings	1,212,000	354,370
	Cheuk Nang Holdings, Ltd.	679,350	412,837
	Chevalier International Holdings, Ltd.	820,989	1,170,303
*	China Baoli Technologies Holdings, Ltd.	1,147,500	73,184
*	China Best Group Holding, Ltd.	4,250,000	102,972
*	China Chuanglian Education Financial Group, Ltd.	5,416,000	53,167
	China Display Optoelectronics Technology Holdings, Ltd.	4,928,000	441,699
*	China Energy Development Holdings, Ltd.	56,266,000	839,755
	China Flavors & Fragrances Co., Ltd.	2,121,028	716,242
*	China Fortune Financial Group, Ltd.	6,570,000	64,797
#	China Goldjoy Group, Ltd.	18,756,000	767,946
# *	China LNG Group, Ltd.	7,164,001	988,990
*	China Ludao Technology Co., Ltd.	580,000	88,308
*	China Medical & HealthCare Group, Ltd.	43,506,800	1,115,855
	China Motor Bus Co., Ltd.	60,600	739,305
# *	China Shandong Hi-Speed Financial Group, Ltd.	9,144,000	288,750
# *	China Soft Power Technology Holdings, Ltd.	29,128,402	182,761
*	China Solar Energy Holdings, Ltd.	1,669,500	7,185
*	China Star Entertainment, Ltd.	8,950,000	697,999
# *	China Strategic Holdings, Ltd.	79,596,250	579,812
	China Ting Group Holdings, Ltd.	2,565,151	128,457
*	China Tonghai International Financial, Ltd.	1,300,000	116,599
	Chinese Estates Holdings, Ltd.	3,104,500	2,921,853
*	Chinlink International Holdings, Ltd.	909,800	98,560
	Chinney Investments, Ltd.	1,180,000	367,333
	Chong Hing Bank, Ltd.	196,000	330,329
	Chow Sang Sang Holdings International, Ltd.	2,446,000	3,966,748
	CHTC Fong’s International Co., Ltd.	42,000	5,125

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Chuang’s China Investments, Ltd.	8,571,407	$518,760
	Chuang’s Consortium International, Ltd.	7,399,043	1,342,941
	CITIC Telecom International Holdings, Ltd.	13,219,125	4,150,960
#	CK Life Sciences Intl Holdings, Inc.	23,450,000	1,180,928
*	CMMB Vision Holdings, Ltd.	9,204,000	117,675
	CNQC International Holdings, Ltd.	4,480,000	966,260
	CNT Group, Ltd.	8,303,264	367,193
# *	Common Splendor International Health Industry Group, Ltd.	15,118,000	1,292,950
*	Continental Holdings, Ltd.	450,000	6,365
#	Convenience Retail Asia, Ltd.	142,000	59,797
# *	Convoy Global Holdings, Ltd.	38,622,000	154,154
*	Cosmopolitan International Holdings, Ltd.	3,280,000	540,628
#	Cowell e Holdings, Inc.	5,499,000	631,066
*	CP Lotus Corp.	11,880,000	149,714
*	Crocodile Garments	2,196,000	176,316
	Cross-Harbour Holdings, Ltd. (The)	1,526,645	2,551,665
	CSI Properties, Ltd.	47,046,383	1,840,112
*	CST Group, Ltd.	140,296,000	412,590
*	Culturecom Holdings, Ltd.	45,000	1,837
	CW Group Holdings, Ltd.	1,361,500	40,106
	Dah Sing Banking Group, Ltd.	4,055,516	7,717,353
	Dah Sing Financial Holdings, Ltd.	1,691,344	9,079,052
#	Dickson Concepts International, Ltd.	1,466,000	636,617
*	Digital Domain Holdings, Ltd.	34,370,000	470,033
# *	Dingyi Group Investment, Ltd.	1,810,000	115,971
*	DTXS Silk Road Investment Holdings Co., Ltd.	42,000	21,176
	Dynamic Holdings, Ltd.	70,000	56,311
	Eagle Nice International Holdings, Ltd.	2,154,000	865,477
	EcoGreen International Group, Ltd.	1,994,640	400,008
*	eForce Holdings, Ltd.	8,360,000	124,345
*	Elegance Optical International Holdings, Ltd.	740,000	43,432
	Emperor Capital Group, Ltd.	31,527,000	1,491,210
	Emperor Entertainment Hotel, Ltd.	5,040,000	907,069
#	Emperor International Holdings, Ltd.	9,980,753	2,445,131
	Emperor Watch & Jewellery, Ltd.	30,690,000	1,214,411
#	Enerchina Holdings, Ltd.	15,239,400	759,534
*	Energy International Investments Holdings, Ltd.	680,000	17,531
*	ENM Holdings, Ltd.	16,604,000	1,448,652
# *	Esprit Holdings, Ltd.	18,057,850	4,111,063
*	Eternity Investment, Ltd.	830,000	19,459
	Fairwood Holdings, Ltd.	877,100	2,924,020
	Far East Consortium International, Ltd.	10,737,463	5,054,506
*	Far East Holdings International, Ltd.	1,911,000	110,160
# *	FIH Mobile, Ltd.	28,627,000	2,669,855
	First Pacific Co., Ltd.	13,746,000	6,151,429
*	First Shanghai Investments, Ltd.	7,496,000	431,680
	Fountain SET Holdings, Ltd.	6,628,000	872,906
	Four Seas Mercantile Holdings, Ltd.	610,000	276,596
*	Freeman FinTech Corp., Ltd.	181,300,000	997,480
#	Future Bright Holdings, Ltd.	3,288,000	331,737
	Genting Hong Kong, Ltd.	71,000	10,252
	Get Nice Financial Group, Ltd.	2,382,600	259,195
	Get Nice Holdings, Ltd.	56,380,000	1,729,379
	Giordano International, Ltd.	13,596,000	6,041,777
# *	Global Brands Group Holding, Ltd.	69,204,000	3,844,482
	Glorious Sun Enterprises, Ltd.	4,328,000	459,559

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Gold Peak Industries Holdings, Ltd.	3,029,642	$296,369
	Golden Resources Development International, Ltd.	3,150,500	180,995
# *	Gold-Finance Holdings, Ltd.	9,780,000	2,184,031
# *	Good Resources Holdings, Ltd.	9,720,000	239,462
#	Goodbaby International Holdings, Ltd.	6,270,000	1,945,669
*	GR Properties, Ltd.	2,204,000	209,775
	Great Eagle Holdings, Ltd.	728,248	3,325,688
*	Greenheart Group, Ltd.	1,069,400	99,609
*	Greentech Technology International, Ltd.	6,240,000	58,513
*	G-Resources Group, Ltd.	246,174,600	1,575,000
	Guangnan Holdings, Ltd.	2,363,600	272,335
#	Guotai Junan International Holdings, Ltd.	35,910,797	6,529,272
#	Haitong International Securities Group, Ltd.	20,987,400	6,879,214
	Hang Lung Group, Ltd.	123,000	302,818
	Hanison Construction Holdings, Ltd.	2,405,649	415,169
*	Hao Tian Development Group, Ltd.	19,412,400	600,645
	Harbour Centre Development, Ltd.	935,500	1,687,739
	High Fashion International, Ltd.	250,000	55,140
*	HJ Capital International Holdings Co., Ltd.	1,900,000	22,830
	HKBN, Ltd.	6,627,000	9,948,969
*	HKBridge Financial Holdings, Ltd.	103,000	12,832
	HKR International, Ltd.	7,166,969	3,417,816
	Hon Kwok Land Investment Co., Ltd.	388,800	184,729
	Hong Kong Aircraft Engineering Co., Ltd.	157,200	1,434,242
	Hong Kong Ferry Holdings Co., Ltd.	866,300	875,556
*	Hong Kong Finance Investment Holding Group, Ltd.	4,572,000	584,338
#	Hong Kong International Construction Investment Management Group Co., Ltd.	2,892,000	815,015
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	106,018
# *	Hong Kong Television Network, Ltd.	4,782,751	1,315,550
#	Hongkong & Shanghai Hotels, Ltd. (The)	3,622,845	4,999,387
	Hongkong Chinese, Ltd.	5,038,000	577,726
#	Honma Golf, Ltd.	1,028,500	821,296
	Hop Hing Group Holdings, Ltd.	13,596,000	260,595
	Hopewell Holdings, Ltd.	3,604,500	11,137,195
# *	Hsin Chong Group Holdings, Ltd.	10,323,403	86,358
#	Huarong International Financial Holdings, Ltd.	732,000	65,060
# *	Huarong Investment Stock Corp., Ltd.	1,050,000	34,117
*	Huisheng International Holdings, Ltd.	1,128,000	22,951
	Hung Hing Printing Group, Ltd.	3,040,000	446,171
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	14,462,000	5,338,517
*	I-CABLE Communications, Ltd.	3,210,000	54,955
	IGG, Inc.	12,806,000	13,575,737
*	Imagi International Holdings, Ltd.	2,590,300	551,706
	International Housewares Retail Co., Ltd.	1,459,000	307,676
	IPE Group, Ltd.	3,345,000	452,098
# *	IRC, Ltd.	29,662,266	304,326
	IT, Ltd.	5,092,532	2,336,455
#	ITC Properties Group, Ltd.	6,221,372	1,780,630
	Jacobson Pharma Corp., Ltd.	1,992,000	410,966
	Johnson Electric Holdings, Ltd.	2,731,250	6,126,294
	Kader Holdings Co., Ltd.	788,000	97,766
	Kam Hing International Holdings, Ltd.	1,830,000	165,667
	Karrie International Holdings, Ltd.	2,278,000	276,209
#	Keck Seng Investments	912,600	716,970
	Kerry Logistics Network, Ltd.	3,255,000	5,162,118

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Kin Yat Holdings, Ltd.	242,000	$40,195
	Kingmaker Footwear Holdings, Ltd.	2,248,955	481,201
	Kingston Financial Group, Ltd.	10,000	2,317
*	KK Culture Holdings, Ltd.	120,000	25,107
	Kowloon Development Co., Ltd.	2,982,000	3,071,791
*	Kwan On Holdings, Ltd.	2,340,000	173,337
	Kwoon Chung Bus Holdings, Ltd.	44,000	24,134
	Lai Sun Development Co., Ltd.	2,025,910	2,938,848
	Lai Sun Garment International, Ltd.	673,055	860,663
	Lam Soon Hong Kong, Ltd.	302,310	493,569
*	Landing International Development, Ltd.	2,796,400	583,188
	Landsea Green Group Co., Ltd.	2,788,000	299,256
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	1,152,000	409,835
# *	LEAP Holdings Group, Ltd.	5,160,000	369,656
	Lifestyle International Holdings, Ltd.	2,741,000	4,739,826
	Lippo China Resources, Ltd.	20,922,000	439,357
	Lippo, Ltd.	1,161,700	396,626
	Liu Chong Hing Investment, Ltd.	1,387,200	2,031,400
	L’Occitane International SA	2,025,250	3,793,051
*	LT Commercial Real Estate, Ltd.	40,000	27,505
	Luk Fook Holdings International, Ltd.	3,976,000	13,119,437
	Luks Group Vietnam Holdings Co., Ltd.	514,913	137,364
	Lung Kee Bermuda Holdings	1,577,875	676,994
#	Macau Legend Development, Ltd.	18,092,000	3,164,221
	Magnificent Hotel Investment, Ltd.	13,170,000	303,372
*	Magnus Concordia Group, Ltd.	8,740,000	229,361
*	Man Sang International, Ltd.	132,000	8,304
#	Man Wah Holdings, Ltd.	17,870,800	8,246,406
*	Mason Group Holdings, Ltd.	86,653,399	1,570,357
*	Master Glory Group, Ltd.	394,860	906
*	Master Glory Group, Ltd.	41,360,592	94,937
	Matrix Holdings, Ltd.	1,067,414	336,509
*	Maxnerva Technology Services, Ltd.	982,000	94,922
*	Mei Ah Entertainment Group, Ltd.	1,080,000	31,972
	Meilleure Health International Industry Group, Ltd.	2,118,000	111,352
	Melbourne Enterprises, Ltd.	39,500	948,384
	Microport Scientific Corp.	3,759,000	4,487,670
	Midland Holdings, Ltd.	5,254,000	885,171
*	Midland IC&I, Ltd.	2,223,375	57,492
	Ming Fai International Holdings, Ltd.	2,148,000	272,468
#	Miramar Hotel & Investment	1,081,000	1,872,499
	Modern Dental Group, Ltd.	2,336,000	388,946
# *	Mongolian Mining Corp.	19,677,500	410,407
	Morris Holdings, Ltd.	1,392,000	175,591
	NagaCorp., Ltd.	9,236,000	8,467,775
	Nameson Holdings, Ltd.	7,966,000	724,829
#	Nanfang Communication Holdings, Ltd.	584,000	381,622
	Nanyang Holdings, Ltd.	133,500	899,543
	National Electronics Hldgs.	2,668,600	374,892
*	National United Resources Holdings, Ltd.	18,280,000	62,006
*	Neo-Neon Holdings, Ltd.	2,625,500	214,793
*	New Century Group Hong Kong, Ltd.	13,351,464	219,126
*	NEW Concepts Holdings, Ltd.	1,012,000	337,787
*	New Sports Group, Ltd.	2,566,000	106,902
*	New Times Energy Corp., Ltd.	10,056,600	171,788
# *	NewOcean Energy Holdings, Ltd.	10,212,000	3,706,327

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
*	Newtree Group Holdings, Ltd.	9,900,000	$670,086
*	Nimble Holdings Co., Ltd.	1,002,000	86,338
*	OCI International Holdings, Ltd.	56,000	10,752
#	OP Financial, Ltd.	8,200,000	2,647,510
	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	10,874,706	501,051
	Oriental Watch Holdings	3,224,800	713,307
*	Pacific Andes International Holdings, Ltd.	19,435,067	67,907
	Pacific Basin Shipping, Ltd.	35,211,000	7,715,133
	Pacific Textiles Holdings, Ltd.	8,287,000	8,368,516
	Pak Fah Yeow International, Ltd.	5,000	1,959
	Paliburg Holdings, Ltd.	3,180,830	1,163,102
# *	Paradise Entertainment, Ltd.	3,652,000	386,133
	PC Partner Group, Ltd.	2,508,000	924,884
	Pegasus International Holdings, Ltd.	172,000	21,713
	Perfect Shape Medical, Ltd.	4,076,000	1,008,359
#	Pico Far East Holdings, Ltd.	5,886,000	1,991,617
*	Pine Technology Holdings, Ltd.	326,000	25,821
	Playmates Holdings, Ltd.	7,082,000	922,189
	Playmates Toys, Ltd.	6,328,000	516,526
	Plover Bay Technologies, Ltd.	2,192,000	313,915
#	Pokfulam Development Co.	234,000	509,604
	Polytec Asset Holdings, Ltd.	12,998,526	1,093,343
*	PT International Development Co., Ltd.	4,365,150	276,603
	Public Financial Holdings, Ltd.	3,166,000	1,279,321
*	PuraPharm Corp., Ltd.	41,000	7,830
*	PYI Corp., Ltd.	30,759,973	454,797
	Qianhai Health Holdings, Ltd.	107,749	4,141
*	Quali-Smart Holdings, Ltd.	152,000	11,861
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	6,850,000	271,627
# *	Realord Group Holdings, Ltd.	3,664,000	2,126,693
	Regal Hotels International Holdings, Ltd.	2,937,800	1,582,881
*	Regent Pacific Group, Ltd.	10,120,000	303,894
#	Regina Miracle International Holdings, Ltd.	2,165,000	1,089,712
#	Sa Sa International Holdings, Ltd.	15,869,522	6,114,362
	Safety Godown Co., Ltd.	400,000	674,117
	SAS Dragon Holdings, Ltd.	2,182,000	666,730
#	SEA Holdings, Ltd.	1,669,523	1,903,687
#	Shenwan Hongyuan HK, Ltd.	4,291,250	870,605
	Shun Ho Property Investments, Ltd.	1,254,757	420,520
	Shun Tak Holdings, Ltd.	14,673,419	4,695,397
# *	Shunten International Holdings, Ltd.	12,852,000	351,108
*	Silver Base Group Holdings, Ltd.	6,728,515	430,321
*	Sincere Watch Hong Kong, Ltd.	4,450,000	52,488
	Sing Tao News Corp., Ltd.	1,974,000	211,247
	Singamas Container Holdings, Ltd.	12,870,000	2,069,429
	SIS International Holdings	34,000	19,706
	SITC International Holdings Co., Ltd.	4,210,000	3,093,182
#	Sitoy Group Holdings, Ltd.	2,487,000	825,828
*	Sky Light Holdings, Ltd.	454,000	29,766
	SmarTone Telecommunications Holdings, Ltd.	4,228,481	5,877,725
*	SOCAM Development, Ltd.	1,514,170	367,458
# *	Solartech International Holdings, Ltd.	19,120,000	1,908,694
*	Solomon Systech International, Ltd.	11,998,000	364,645
	Soundwill Holdings, Ltd.	645,500	845,036
*	South China Financial Holdings, Ltd.	21,850,000	33,661

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
*	South China Holdings Co., Ltd.	17,774,502	$492,016
*	South Shore Holdings, Ltd.	156,750	7,326
	Stella International Holdings, Ltd.	2,204,000	2,204,772
	Stelux Holdings International, Ltd.	1,501,400	46,436
*	Success Universe Group, Ltd.	6,716,000	240,286
# *	Summit Ascent Holdings, Ltd.	8,864,000	1,085,680
	Sun Hing Vision Group Holdings, Ltd.	358,000	116,889
	Sun Hung Kai & Co., Ltd.	5,357,429	2,416,122
#	SUNeVision Holdings, Ltd.	1,066,000	575,632
*	Synergy Group Holdings International, Ltd.	652,000	103,253
	TAI Cheung Holdings, Ltd.	2,176,000	2,029,058
	Tai Sang Land Development, Ltd.	781,910	483,871
#	Tai United Holdings, Ltd.	670,000	23,990
*	Talent Property Group, Ltd.	14,355,000	82,528
#	Tan Chong International, Ltd.	1,176,000	374,881
#	Tao Heung Holdings, Ltd.	1,468,000	247,456
	Television Broadcasts, Ltd.	2,821,900	5,958,453
*	Termbray Industries International Holdings, Ltd.	2,252,900	113,052
	Tern Properties Co., Ltd.	51,200	27,576
#	Texwinca Holdings, Ltd.	7,124,000	2,426,464
*	TFG International Group, Ltd.	1,376,000	42,857
*	Theme International Holdings, Ltd.	3,620,000	63,648
#	Tian Teck Land, Ltd.	1,024,000	1,110,927
	TK Group Holdings, Ltd.	1,120,000	597,739
*	TOM Group, Ltd.	1,094,000	268,732
# *	Town Health International Medical Group, Ltd.	6,692,000	588,818
	Tradelink Electronic Commerce, Ltd.	5,738,000	834,969
	Transport International Holdings, Ltd.	1,455,464	3,619,467
*	Trinity, Ltd.	8,046,000	324,158
*	TSC Group Holdings, Ltd.	3,163,000	193,593
	Tsui Wah Holdings, Ltd.	4,630,000	436,542
	Union Medical Healthcare, Ltd.	1,850,097	935,260
#	United Laboratories International Holdings, Ltd. (The)	7,572,000	5,262,305
*	Universal Technologies Holdings, Ltd.	7,410,000	212,371
*	Universe Entertainment and Culture Group Co., Ltd.	405,000	26,352
*	Up Energy Development Group, Ltd.	3,929,000	12,125
	Upbest Group, Ltd.	72,000	9,579
*	Value Convergence Holdings, Ltd.	8,372,000	600,643
	Value Partners Group, Ltd.	8,027,000	5,986,706
	Vanke Property Overseas, Ltd.	49,000	29,484
	Vantage International Holdings, Ltd.	3,160,000	234,267
	Vedan International Holdings, Ltd.	3,576,000	351,056
	Victory City International Holdings, Ltd.	37,535,660	551,522
	Vitasoy International Holdings, Ltd.	5,049,000	16,095,738
#	VPower Group International Holdings, Ltd.	1,330,000	523,379
#	VSTECS Holdings, Ltd.	7,347,600	3,487,759
	VTech Holdings, Ltd.	1,282,800	15,070,877
	Wai Kee Holdings, Ltd.	7,558,738	3,546,230
*	Wan Kei Group Holdings, Ltd.	730,000	58,542
	Wang On Group, Ltd.	38,320,000	357,592
# *	We Solutions, Ltd.	8,956,000	607,016
	Win Hanverky Holdings, Ltd.	3,074,000	259,046
*	Winfull Group Holdings, Ltd.	9,512,000	136,427
	Wing On Co. International, Ltd.	759,000	2,518,175
	Wing Tai Properties, Ltd.	2,165,331	1,439,692
*	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	216,537
	Wong’s International Holdings, Ltd.	432,641	141,181

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Wong’s Kong King International	32,000	$4,252
	Yangtzekiang Garment, Ltd.	500,500	180,764
# *	Yat Sing Holdings, Ltd.	1,385,000	33,519
	Yau Lee Holdings, Ltd.	388,000	68,069
	YGM Trading, Ltd.	447,000	393,841
	YT Realty Group, Ltd.	749,000	230,099
	YTO Express Holdings, Ltd.	40,000	11,528
#	Yugang International, Ltd.	91,398,000	2,756,515
# *	Yunfeng Financial Group, Ltd.	360,000	177,064
*	ZH International Holdings, Ltd.	280,000	8,586
TOTAL HONG KONG			474,671,247

NEW ZEALAND — (5.6%)
	Abano Healthcare Group, Ltd.	49,184	235,927
	Air New Zealand, Ltd.	548,222	1,002,342
#	Arvida Group, Ltd.	532,456	451,656
	Briscoe Group, Ltd.	2,235	4,875
	CBL Corp., Ltd.	52,334	40,598
#	Chorus, Ltd.	2,823,444	8,760,943
	Colonial Motor Co., Ltd. (The)	144,588	750,500
	Comvita, Ltd.	22,618	84,261
	EBOS Group, Ltd.	449,499	6,126,853
	Evolve Education Group, Ltd.	36,611	10,305
	Freightways, Ltd.	964,970	4,649,587
	Genesis Energy, Ltd.	2,127,349	3,249,846
	Gentrack Group, Ltd.	79,007	347,947
	Hallenstein Glasson Holdings, Ltd.	296,323	1,140,774
	Heartland Group Holdings, Ltd.	1,432,961	1,363,964
	Infratil, Ltd.	3,881,965	8,678,171
#	Investore Property, Ltd.	174,811	173,387
	Kathmandu Holdings, Ltd.	835,391	1,465,572
	Mainfreight, Ltd.	511,030	9,485,688
	Methven, Ltd.	96,877	74,595
	Metlifecare, Ltd.	890,368	3,392,384
#	Metro Performance Glass, Ltd.	76,447	42,037
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	805,660
	NEW Zealand King Salmon Investments, Ltd.	13,526	23,518
	New Zealand Refining Co., Ltd. (The)	718,881	1,105,710
	NZME, Ltd.	16,366	6,960
	NZME, Ltd.	945,851	402,789
#	NZX, Ltd.	1,071,454	736,208
	Oceania Healthcare, Ltd.	285,106	214,447
*	Pacific Edge, Ltd.	442,720	115,839
	PGG Wrightson, Ltd.	1,130,027	428,317
	Port of Tauranga, Ltd.	951,169	3,158,551
*	Pushpay Holdings, Ltd.	517,601	1,206,122
#	Restaurant Brands New Zealand, Ltd.	834,838	4,679,732
*	Rubicon, Ltd.	1,442,620	235,929
	Sanford, Ltd.	388,865	1,892,324
	Scales Corp., Ltd.	297,306	897,772
	Scott Technology, Ltd.	45,734	91,385
*	Serko, Ltd.	24,873	52,472
#	Skellerup Holdings, Ltd.	739,935	986,360
	SKY Network Television, Ltd.	230,695	338,277
	SKYCITY Entertainment Group, Ltd.	4,690,050	11,745,722
#	Steel & Tube Holdings, Ltd.	406,585	340,311

The Asia Pacific Small Company Series
continued

		Shares	Value»
NEW ZEALAND — (Continued)
	Summerset Group Holdings, Ltd.	1,232,905	$5,374,182
*	Synlait Milk, Ltd.	284,409	1,618,772
	Tilt Renewables, Ltd.	87,581	131,145
	Tourism Holdings, Ltd.	522,907	1,709,078
*	TOWER, Ltd.	2,065,565	999,142
#	Trade Me Group, Ltd.	2,203,470	6,985,466
	Trustpower, Ltd.	227,918	909,790
	Turners Automotive Group, Ltd.	25,820	47,271
#	Vector, Ltd.	1,182,248	2,628,573
	Vista Group International, Ltd.	142,186	348,461
#	Warehouse Group, Ltd. (The)	303,126	416,239
	Z Energy, Ltd.	51,678	206,107
TOTAL NEW ZEALAND			102,370,843

SINGAPORE — (10.1%)
*	Abterra, Ltd.	230,320	4,864
	Accordia Golf Trust	4,016,300	1,435,386
#	AEM Holdings, Ltd.	2,072,100	1,202,174
#	Amara Holdings, Ltd.	974,800	302,691
#	Ascendas India Trust	3,404,900	2,652,049
*	ASL Marine Holdings, Ltd.	148,950	8,256
	Avarga, Ltd.	3,076,900	437,417
*	Baker Technology, Ltd.	289,580	99,282
	Banyan Tree Holdings, Ltd.	1,145,200	413,770
#	Best World International, Ltd.	3,657,250	4,769,961
#	Bonvests Holdings, Ltd.	950,000	892,475
	Boustead Projects, Ltd.	497,612	292,851
	Boustead Singapore, Ltd.	1,898,536	1,071,237
#	BreadTalk Group, Ltd.	2,058,300	1,280,192
#	Bukit Sembawang Estates, Ltd.	1,192,003	4,602,631
	Bund Center Investment, Ltd.	659,825	296,023
#	Centurion Corp., Ltd.	1,342,000	407,362
#	China Aviation Oil Singapore Corp., Ltd.	2,654,599	2,645,484
#	China Sunsine Chemical Holdings, Ltd.	1,857,700	1,383,237
#	Chip Eng Seng Corp., Ltd.	3,729,600	1,807,489
	Chuan Hup Holdings, Ltd.	3,800,000	809,600
#	CITIC Envirotech, Ltd.	1,618,100	468,361
*	Cityneon Holdings, Ltd.	666,000	621,644
	Civmec, Ltd.	162,700	58,572
# *	COSCO Shipping International Singapore Co., Ltd.	8,120,500	2,085,687
# *	Creative Technology, Ltd.	483,450	2,151,887
#	CSE Global, Ltd.	4,077,500	1,326,834
*	Del Monte Pacific, Ltd.	2,449,764	309,839
	Delfi, Ltd.	788,500	727,559
	Delong Holdings, Ltd.	148,300	704,098
	DMX Technologies Group, Ltd.	0	0
	Duty Free International, Ltd.	720,700	101,558
*	Dyna-Mac Holdings, Ltd.	2,007,300	159,326
	Elec & Eltek International Co., Ltd.	163,500	210,008
	EnGro Corp., Ltd.	238,500	147,993
# *	Ezion Holdings, Ltd.	37,496,778	1,518,685
# *	Ezra Holdings, Ltd.	12,922,168	98,123
	Far East Orchard, Ltd.	1,168,203	1,063,887
#	First Resources, Ltd.	5,034,100	5,740,622
	First Sponsor Group, Ltd.	484,728	444,707
	Food Empire Holdings, Ltd.	1,418,200	563,638

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
# *	Fragrance Group, Ltd.	6,077,000	$624,187
	Fraser and Neave, Ltd.	8,000	10,114
#	Frencken Group, Ltd.	1,066,300	320,493
#	Fu Yu Corp., Ltd.	2,542,400	312,423
*	Gallant Venture, Ltd.	4,992,500	477,325
#	Geo Energy Resources, Ltd.	4,030,900	671,283
	GK Goh Holdings, Ltd.	1,484,065	1,009,300
	GL, Ltd.	3,431,500	1,811,732
#	Golden Agri-Resources, Ltd.	29,422,000	5,424,532
#	Golden Energy & Resources, Ltd.	603,700	98,206
	GP Industries, Ltd.	2,567,609	1,250,146
#	GuocoLand, Ltd.	1,624,414	1,959,403
#	Halcyon Agri Corp., Ltd.	1,718,048	594,931
#	Hanwell Holdings, Ltd.	1,888,219	292,833
#	Haw Par Corp., Ltd.	221,400	2,055,236
#	Health Management International, Ltd.	1,746,730	681,694
#	Hiap Hoe, Ltd.	498,000	303,323
# *	Hi-P International, Ltd.	1,451,800	799,223
	Ho Bee Land, Ltd.	1,623,600	2,851,043
#	Hong Fok Corp., Ltd.	3,531,394	1,695,319
*	Hong Leong Asia, Ltd.	1,830,000	760,775
	Hong Leong Finance, Ltd.	584,100	1,067,197
	Hotel Grand Central, Ltd.	1,626,983	1,560,204
	Hour Glass, Ltd. (The)	1,814,832	831,281
	Hutchison Port Holdings Trust	13,641,000	3,355,550
	Hwa Hong Corp., Ltd.	2,123,500	460,454
# *	Hyflux, Ltd.	3,707,700	37,078
	iFAST Corp., Ltd.	886,000	755,503
#	Indofood Agri Resources, Ltd.	3,498,500	505,826
	Isetan Singapore, Ltd.	119,000	307,562
#	Japfa, Ltd.	3,954,200	1,900,288
#	k1 Ventures, Ltd.	1,005,220	71,120
#	Keppel Infrastructure Trust	12,259,032	4,074,195
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,827,616
	Koh Brothers Group, Ltd.	1,432,000	254,721
#	KSH Holdings, Ltd.	1,278,300	489,274
#	Lian Beng Group, Ltd.	2,611,200	877,651
	Low Keng Huat Singapore, Ltd.	912,900	362,551
	Lum Chang Holdings, Ltd.	1,094,030	272,620
#	M1, Ltd.	3,171,100	4,830,196
#	Mandarin Oriental International, Ltd.	1,308,800	2,474,463
*	Marco Polo Marine, Ltd.	3,322,500	52,876
#	Memtech International, Ltd.	214,100	106,918
	Metro Holdings, Ltd.	2,860,392	2,212,878
	Mewah International, Inc.	89,000	17,429
	Micro-Mechanics Holdings, Ltd.	300	390
# *	Midas Holdings, Ltd.	9,643,353	501,261
# *	mm2 Asia, Ltd.	2,558,800	674,650
# *	Nam Cheong, Ltd.	6,557,040	52,072
	Nera Telecommunications, Ltd.	1,143,400	235,424
	New Toyo International Holdings, Ltd.	1,510,700	251,264
#	NSL, Ltd.	409,900	343,868
#	OUE, Ltd.	2,153,700	2,179,930
#	Oxley Holdings, Ltd.	6,958,356	1,513,090
# *	Pacc Offshore Services Holdings, Ltd.	1,132,900	184,944
	Pan-United Corp., Ltd.	2,435,750	492,309
#	Penguin International, Ltd.	446,032	99,695

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
	Perennial Real Estate Holdings, Ltd.	167,100	$83,902
#	Q&M Dental Group Singapore, Ltd.	2,269,300	852,843
	QAF, Ltd.	1,526,980	810,252
# *	Raffles Education Corp., Ltd.	5,429,723	588,785
#	Raffles Medical Group, Ltd.	6,967,256	5,291,091
	RHT Health Trust	3,131,500	1,672,802
	Riverstone Holdings, Ltd.	1,274,700	1,096,890
#	Roxy-Pacific Holdings, Ltd.	505,740	139,035
	SBS Transit, Ltd.	926,200	1,732,466
	Sembcorp Marine, Ltd.	2,487,400	2,865,210
	Sheng Siong Group, Ltd.	5,336,200	4,162,529
	SHS Holdings, Ltd.	2,304,100	345,415
	SIA Engineering Co., Ltd.	1,101,700	2,250,572
#	SIIC Environment Holdings, Ltd.	4,929,320	960,117
#	Sinarmas Land, Ltd.	6,897,100	1,274,854
#	Sing Holdings, Ltd.	1,623,100	459,020
	Sing Investments & Finance, Ltd.	324,075	343,935
	Singapore Post, Ltd.	11,582,300	8,719,649
	Singapore Press Holdings, Ltd.	4,464,400	8,555,816
	Singapore Reinsurance Corp., Ltd.	1,514,530	334,066
	Singapore Shipping Corp., Ltd.	1,640,700	334,124
	Singapura Finance, Ltd.	286,624	186,444
# *	Sino Grandness Food Industry Group, Ltd.	4,412,635	608,550
#	Stamford Land Corp., Ltd.	3,297,700	1,168,550
	StarHub, Ltd.	5,848,900	7,947,710
	Straco Corp., Ltd.	130,000	67,095
#	Sunningdale Tech, Ltd.	1,117,560	1,117,575
*	SunVic Chemical Holdings, Ltd.	526,945	9,478
# *	Swiber Holdings, Ltd.	2,895,250	42,640
# *	Thomson Medical Group, Ltd.	4,294,500	242,280
	Tuan Sing Holdings, Ltd.	4,945,366	1,234,294
#	UMS Holdings, Ltd.	4,783,675	2,338,422
	United Engineers, Ltd.	3,318,328	6,304,881
	United Industrial Corp., Ltd.	132,369	267,756
#	United Overseas Insurance, Ltd.	181,850	857,395
	UOB-Kay Hian Holdings, Ltd.	2,086,021	1,851,579
#	Valuetronics Holdings, Ltd.	3,288,550	1,500,081
	Vibrant Group, Ltd.	2,058,620	248,093
	Vicom, Ltd.	119,500	515,877
	Wee Hur Holdings, Ltd.	2,769,000	440,079
	Wheelock Properties Singapore, Ltd.	2,220,800	3,366,913
	Wing Tai Holdings, Ltd.	3,932,167	5,480,416
	Yeo Hiap Seng, Ltd.	223,731	159,157
*	Yongnam Holdings, Ltd.	2,917,700	388,250
	Zhongmin Baihui Retail Group, Ltd.	26,900	11,021
TOTAL SINGAPORE			183,783,237
TOTAL COMMON STOCKS			1,719,710,078

RIGHTS/WARRANTS — (0.0%)

SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
TOTAL INVESTMENT SECURITIES			1,719,710,078

The Asia Pacific Small Company Series
continued

		Shares	Value
SECURITIES LENDING COLLATERAL — (5.6%)
@ §	DFA Short Term Investment Fund	8,839,135	$102,268,796

TOTAL INVESTMENTS — (100.0%)
(Cost $1,916,994,035)			$1,821,978,874

CP	Certificate Participation.
SA	Special Assessment.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$957,976,330	—	$957,976,330
Bermuda	$266,260	—	—	266,260
Cayman Islands	29,840	—	—	29,840
China	—	612,321	—	612,321
Hong Kong	239,914	474,431,333	—	474,671,247
New Zealand	1,363,964	101,006,879	—	102,370,843
Singapore	370,655	183,412,582	—	183,783,237
Securities Lending Collateral	—	102,268,796	—	102,268,796
TOTAL	$2,270,633	$1,819,708,241	—	$1,821,978,874

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

		Shares	Value»
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (6.5%)
	4imprint Group P.L.C.	114,016	$2,633,417
	Ascential P.L.C.	65,717	316,142
	Auto Trader Group P.L.C.	6,021,823	31,466,198
	Bloomsbury Publishing P.L.C.	140,804	346,282
	Centaur Media P.L.C.	537,905	248,642
	Cineworld Group P.L.C.	6,322,429	23,767,460
	Daily Mail & General Trust P.L.C., Class A	1,699,883	15,176,710
	Entertainment One, Ltd.	2,170,765	11,347,059
	Euromoney Institutional Investor P.L.C.	274,731	4,452,028
*	Future P.L.C.	65,382	362,964
	Gamma Communications P.L.C.	2,396	24,450
	Huntsworth P.L.C.	983,509	1,401,113
	Informa P.L.C.	1,270,811	11,596,883
	Inmarsat P.L.C.	2,400,987	13,962,773
	ITE Group P.L.C.	4,213,323	3,061,311
	KCOM Group P.L.C.	3,365,144	3,963,528
	Kin and Carta P.L.C.	910,137	1,107,536
	Reach P.L.C.	1,819,272	1,570,962
	Rightmove P.L.C.	1,829,639	10,561,726
	STV Group P.L.C.	4,868	23,465
#	TalkTalk Telecom Group P.L.C.	2,959,898	4,526,493
	Tarsus Group P.L.C.	244,568	873,365
TOTAL COMMUNICATION SERVICES			142,790,507

CONSUMER DISCRETIONARY — (20.6%)
	888 Holdings P.L.C.	1,602,285	3,789,804
	AA P.L.C.	3,294,472	4,210,608
*	ASOS PLC	13,101	912,688
	B&M European Value Retail SA	5,329,350	28,358,811
#	BCA Marketplace P.L.C.	414,501	1,065,698
	Bellway P.L.C.	839,178	30,779,041
	Berkeley Group Holdings P.L.C. (The)	19,260	860,792
	Bovis Homes Group P.L.C.	1,135,408	14,033,598
#	Card Factory P.L.C.	1,355,095	3,191,108
*	Carpetright P.L.C.	406,341	97,994
	Connect Group P.L.C.	1,312,384	571,469
	Countryside Properties P.L.C.	1,939,214	7,412,331
	Crest Nicholson Holdings P.L.C.	573,053	2,493,010
#	Debenhams P.L.C.	6,862,458	782,181
	DFS Furniture P.L.C.	939,264	2,497,729
	Dignity P.L.C.	314,122	4,000,086
	Dixons Carphone P.L.C.	5,191,340	11,223,805
	Domino’s Pizza Group P.L.C.	2,811,160	10,170,219
	Dunelm Group P.L.C.	529,023	4,031,468
*	EI Group P.L.C.	3,470,285	7,370,564
*	Findel P.L.C.	246,067	787,295
	Fuller Smith & Turner P.L.C., Class A	140,561	1,719,667
*	GAME Digital P.L.C.	15,397	5,349
	Games Workshop Group P.L.C.	201,170	7,901,916
	Gocompare.Com Group P.L.C.	1,864,523	1,978,465
	Greene King P.L.C.	2,728,082	16,789,690
	Greggs P.L.C.	628,498	9,320,182
	GVC CVR	6,643,757	919,689

The United Kingdom Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	GVC Holdings P.L.C.	829,711	$9,938,581
	Gym Group P.L.C. (The)	622,311	2,351,426
	Halfords Group P.L.C.	1,296,084	5,094,424
	Headlam Group P.L.C.	473,413	2,724,968
	Henry Boot P.L.C.	468,029	1,581,052
#	Hollywood Bowl Group P.L.C.	155,536	401,448
	Hostelworld Group P.L.C.	188,310	471,451
	Inchcape P.L.C.	2,896,356	20,004,211
	J D Wetherspoon P.L.C.	509,541	8,043,250
	JD Sports Fashion P.L.C.	2,556,369	13,323,239
	John Menzies P.L.C.	482,924	3,211,989
*	JPJ Group P.L.C.	390,614	3,069,466
	Lookers P.L.C.	1,959,534	2,394,116
	Marston’s P.L.C.	4,331,872	5,493,928
	McCarthy & Stone P.L.C.	1,823,184	3,147,908
	Merlin Entertainments P.L.C.	4,338,517	17,917,207
	Millennium & Copthorne Hotels P.L.C.	1,670,579	10,119,987
	Mitchells & Butlers P.L.C.	1,348,362	4,470,562
	MJ Gleeson P.L.C.	201,540	1,799,296
	Moneysupermarket.com Group P.L.C.	3,571,936	13,389,188
# *	Mothercare P.L.C.	1,543,280	384,598
	Motorpoint group P.L.C.	44,038	123,774
	N Brown Group P.L.C.	1,083,230	1,883,541
*	Ocado Group P.L.C.	2,765,277	30,182,185
#	On the Beach Group P.L.C.	686,985	3,758,535
	Pendragon P.L.C.	7,463,528	2,567,230
#	Pets at Home Group P.L.C.	2,062,834	2,896,893
	Photo-Me International P.L.C.	1,345,530	1,902,488
	Playtech P.L.C.	1,139,685	6,969,019
	Rank Group P.L.C.	874,026	1,786,291
	Redrow P.L.C.	1,738,820	11,740,510
	Restaurant Group P.L.C. (The)	1,285,921	3,949,678
	Revolution Bars Group P.L.C.	17,764	26,817
	Sportech P.L.C.	408,363	283,960
*	Sports Direct International P.L.C.	1,426,604	5,946,542
	SSP Group P.L.C.	2,882,681	24,577,258
	Superdry P.L.C.	287,961	2,971,061
	Ted Baker P.L.C.	158,643	3,713,443
	Thomas Cook Group P.L.C.	8,687,680	4,996,935
	Topps Tiles P.L.C.	925,429	741,657
	Vitec Group P.L.C. (The)	182,809	2,872,693
	WH Smith P.L.C.	697,855	17,346,819
	William Hill P.L.C.	5,838,359	15,694,600
TOTAL CONSUMER DISCRETIONARY			453,539,481

CONSUMER STAPLES — (4.7%)
	A.G. Barr P.L.C.	707,107	6,903,284
	Anglo-Eastern Plantations P.L.C.	107,628	792,507
	Britvic P.L.C.	1,623,694	16,392,263
	Carr’s Group P.L.C.	349,511	668,437
	Cranswick P.L.C.	328,907	12,143,090
	Dairy Crest Group P.L.C.	941,872	5,747,048
	Devro P.L.C.	968,275	2,031,224
	Fevertree Drinks P.L.C.	78,501	2,786,845
	Greencore Group P.L.C.	5,420,264	13,118,474
	Hilton Food Group P.L.C.	158,286	1,864,801

The United Kingdom Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	McBride P.L.C.	1,090,323	$1,762,868
	McColl’s Retail Group P.L.C.	60,390	98,488
# *	Premier Foods P.L.C.	4,937,259	2,403,540
	PZ Cussons P.L.C.	1,581,817	4,414,089
*	REA Holdings P.L.C.	50,639	167,796
	Stock Spirits Group P.L.C.	1,059,380	2,699,073
	Tate & Lyle P.L.C.	3,470,820	29,842,389
TOTAL CONSUMER STAPLES			103,836,216

ENERGY — (5.0%)
	Anglo Pacific Group P.L.C.	777,634	1,293,654
*	Cairn Energy P.L.C.	4,034,261	10,131,005
*	EnQuest P.L.C.	10,559,436	3,661,702
*	Faroe Petroleum P.L.C.	184,307	348,457
*	Genel Energy P.L.C.	311,974	863,996
*	Gulf Keystone Petroleum, Ltd.	1,160,816	3,296,168
*	Gulf Marine Services P.L.C.	125,859	66,170
*	Hunting P.L.C.	1,235,696	10,602,742
# *	Hurricane Energy P.L.C.	526,197	308,706
	John Wood Group P.L.C.	2,672,479	24,357,624
*	Lamprell P.L.C.	1,219,262	982,046
*	Nostrum Oil & Gas P.L.C.	184,064	483,419
*	Ophir Energy P.L.C.	4,489,030	2,364,586
	Petrofac, Ltd.	1,535,431	11,290,822
*	Premier Oil P.L.C.	5,111,162	7,011,781
*	Rockhopper Exploration P.L.C.	95,701	36,736
	Soco International P.L.C.	1,265,317	1,356,767
#	Stobart Group, Ltd.	1,600,249	4,340,740
*	Tullow Oil P.L.C.	9,184,155	26,349,926
TOTAL ENERGY			109,147,047

FINANCIALS — (16.2%)
#	Arrow Global Group P.L.C.	964,887	2,355,931
	Ashmore Group P.L.C.	2,459,810	11,055,009
	Bank of Georgia Group P.L.C.	236,507	4,719,563
	Beazley P.L.C.	3,286,678	22,067,924
	Brewin Dolphin Holdings P.L.C.	1,841,085	7,735,755
	Burford Capital, Ltd.	85,825	1,819,232
	Charles Stanley Group P.L.C.	122,025	506,655
	Charles Taylor P.L.C.	206,958	630,322
	Chesnara P.L.C.	720,194	3,163,760
	City of London Investment Group P.L.C.	5,500	26,503
	Close Brothers Group P.L.C.	976,050	18,332,330
	CMC Markets P.L.C.	685,144	1,027,518
	CYBG P.L.C.	6,020,590	20,685,533
	esure Group P.L.C.	1,683,935	5,991,029
*	Georgia Capital P.L.C.	231,899	3,465,373
	Hansard Global P.L.C.	16,468	10,156
	Hastings Group Holdings P.L.C.	1,413,583	3,340,893
	Hiscox, Ltd.	1,516,229	31,495,717
	IG Group Holdings P.L.C.	2,325,115	17,950,224
	Intermediate Capital Group P.L.C.	1,852,823	22,503,673
	International Personal Finance P.L.C.	1,264,200	2,881,125
# *	IP Group P.L.C.	2,384,612	3,256,084
	Jardine Lloyd Thompson Group P.L.C.	809,362	19,503,096
	Jupiter Fund Management P.L.C.	2,539,187	10,928,689

The United Kingdom Small Company Series
continued

		Shares	Value»
FINANCIALS — (Continued)
	Just Group P.L.C.	3,520,684	$3,990,391
#	Lancashire Holdings, Ltd.	1,298,727	9,790,876
	Liontrust Asset Management P.L.C.	1,513	11,250
	Man Group P.L.C.	10,998,653	21,822,503
*	Metro Bank P.L.C.	64,014	1,816,594
	NEX Group P.L.C.	1,743,102	25,279,326
	Non-Standard Finance P.L.C.	215,168	181,980
	Numis Corp. P.L.C.	23,503	87,091
	OneSavings Bank P.L.C.	1,267,768	6,038,967
	Paragon Banking Group P.L.C.	1,810,618	9,839,762
	Phoenix Group Holdings	3,125,763	24,025,049
*	Provident Financial P.L.C.	713,469	4,650,849
	Quilter P.L.C.	2,325,076	3,440,141
	Rathbone Brothers P.L.C.	285,623	8,402,950
	River & Mercantile Group P.L.C.	10,512	39,032
	S&U P.L.C.	20,717	546,580
	Saga P.L.C.	5,841,424	8,894,666
	TP ICAP P.L.C.	3,254,964	12,058,790
*	Waterloo Investment Holdings	4,000	100
TOTAL FINANCIALS			356,368,991

HEALTHCARE — (3.1%)
	Alliance Pharma P.L.C.	248,411	212,489
*	BTG P.L.C.	2,027,017	14,278,983
#	CareTech Holdings P.L.C.	149,456	755,993
# *	Circassia Pharmaceuticals P.L.C.	516,889	370,298
	Consort Medical P.L.C.	288,489	4,105,761
	ConvaTec Group P.L.C.	555,052	1,147,280
	CVS Group P.L.C.	43,684	469,684
	Dechra Pharmaceuticals P.L.C.	7,125	208,179
	EMIS Group P.L.C.	19,486	225,106
	Genus P.L.C.	201,423	5,690,793
	Hikma Pharmaceuticals P.L.C.	709,610	17,211,561
*	Indivior P.L.C.	4,141,064	9,966,348
	Integrated Diagnostics Holdings P.L.C.	330,094	1,141,787
#	Mediclinic International P.L.C.	1,126,051	5,411,713
#	Spire Healthcare Group P.L.C.	1,346,485	2,020,782
	UDG Healthcare P.L.C.	314,515	2,536,587
*	Vectura Group P.L.C.	3,739,729	3,397,314
TOTAL HEALTHCARE			69,150,658

INDUSTRIALS — (26.1%)
	Aggreko P.L.C.	1,503,944	16,482,453
	Air Partner P.L.C.	253,425	324,980
	Avon Rubber P.L.C.	177,528	2,717,471
	Babcock International Group P.L.C.	2,386,069	18,607,071
	Balfour Beatty P.L.C.	4,353,036	14,624,025
	BBA Aviation P.L.C.	7,229,201	22,169,451
	Biffa P.L.C.	711,141	2,131,432
	Bodycote P.L.C.	1,373,987	13,953,125
	Braemar Shipping Services P.L.C.	144,282	422,707
*	Capita P.L.C.	4,006,970	6,562,417
	Chemring Group P.L.C.	1,688,550	3,935,952
#	Clarkson P.L.C.	145,275	4,412,085
#	Clipper Logistics P.L.C.	153,780	511,389
*	Cobham P.L.C.	13,770,449	18,902,012

The United Kingdom Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Communisis P.L.C.	576,423	$523,558
	Costain Group P.L.C.	689,487	3,305,164
	Dart Group P.L.C.	40,794	442,547
	De La Rue P.L.C.	665,602	4,082,382
# *	Dialight P.L.C.	105,397	523,646
	Diploma P.L.C.	741,498	12,434,144
*	Firstgroup P.L.C.	7,517,215	8,172,919
*	Flybe Group P.L.C.	616,871	80,530
	G4S P.L.C.	4,205,189	11,540,525
	Galliford Try P.L.C.	665,840	7,418,890
	Go-Ahead Group P.L.C. (The)	272,852	5,364,312
	Goodwin P.L.C.	383	12,459
	Grafton Group P.L.C.	1,493,774	13,799,516
	Harvey Nash Group P.L.C.	21,146	35,243
	Hays P.L.C.	10,095,835	21,142,022
	HomeServe P.L.C.	1,796,181	21,804,263
	Howden Joinery Group P.L.C.	4,514,716	27,032,776
	IMI P.L.C.	1,718,223	21,784,421
# *	Interserve P.L.C.	957,407	591,543
	IWG P.L.C.	3,542,658	10,396,631
	James Fisher & Sons P.L.C.	285,545	6,180,295
	John Laing Group P.L.C.	1,925,290	7,661,229
	Keller Group P.L.C.	477,111	3,945,980
#	Kier Group P.L.C.	559,723	6,265,171
*	Management Consulting Group P.L.C.	2,329,842	56,609
	Mears Group P.L.C.	756,835	3,432,934
	Meggitt P.L.C.	5,004,804	33,860,533
	Melrose Industries P.L.C.	317,733	683,950
#	Mitie Group P.L.C.	2,157,230	4,007,228
	Morgan Advanced Materials P.L.C.	1,766,207	6,218,670
	Morgan Sindall Group P.L.C.	215,216	3,261,813
	National Express Group P.L.C.	2,749,825	14,050,708
	Norcros P.L.C.	116,690	320,311
	Northgate P.L.C.	2,144,364	10,327,656
	Pagegroup P.L.C.	2,363,699	15,151,252
	PayPoint P.L.C.	353,675	3,570,350
	Polypipe Group P.L.C.	1,379,395	6,528,956
	Porvair P.L.C.	15,572	88,685
	QinetiQ Group P.L.C.	3,775,440	13,373,093
	Redde P.L.C.	114,097	256,676
	Renewi P.L.C.	4,138,015	2,712,334
# *	Renold P.L.C.	193,435	76,095
	Ricardo P.L.C.	293,740	2,668,165
	Robert Walters P.L.C.	381,498	2,845,095
	Rotork P.L.C.	5,593,291	21,417,382
	Royal Mail P.L.C.	480,649	2,206,625
	RPS Group P.L.C.	1,379,834	2,760,358
	Senior P.L.C.	3,198,036	11,138,669
	Severfield P.L.C.	1,090,941	971,475
	SIG P.L.C.	3,874,478	5,549,103
	Speedy Hire P.L.C.	2,836,561	2,037,879
	Spirax-Sarco Engineering P.L.C.	142,643	11,782,288
	Staffline Group P.L.C.	2,683	40,635
	Stagecoach Group P.L.C.	2,691,935	5,263,252
	SThree P.L.C.	599,372	2,345,088
	T Clarke P.L.C.	147,457	149,790
	Travis Perkins P.L.C.	1,526,689	21,562,494

The United Kingdom Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Trifast P.L.C.	484,434	$1,192,604
	Tyman P.L.C.	794,254	2,809,220
	Ultra Electronics Holdings P.L.C.	558,008	10,257,144
	Vesuvius P.L.C.	1,601,934	11,114,363
*	Volex P.L.C.	307,047	304,835
	Volution Group P.L.C.	297,212	657,551
	Vp P.L.C.	159,998	2,059,018
	Weir Group P.L.C. (The)	419,180	8,482,751
	Wilmington P.L.C.	334,384	728,598
	Wincanton P.L.C.	713,322	1,889,093
*	Wizz Air Holdings P.L.C.	76,522	2,509,843
	XP Power, Ltd.	89,899	2,920,188
TOTAL INDUSTRIALS			575,938,095

INFORMATION TECHNOLOGY — (5.6%)
	AVEVA Group P.L.C.	418,740	14,006,908
	Computacenter P.L.C.	516,757	7,251,910
	DiscoverIE Group P.L.C.	393,898	1,794,321
	Electrocomponents P.L.C.	3,256,497	25,783,135
	Equiniti Group P.L.C.	1,948,852	5,360,938
	FDM Group Holdings P.L.C.	231,438	2,536,954
	Halma P.L.C.	483,238	8,200,730
	iomart Group P.L.C.	32,923	161,684
# *	IQE P.L.C.	333,707	386,252
	Kainos Group P.L.C.	193,043	970,925
	NCC Group P.L.C.	1,389,618	3,480,683
	Oxford Instruments P.L.C.	320,394	3,843,278
	Renishaw P.L.C.	239,289	12,858,337
	RM P.L.C.	336,909	849,476
	SDL P.L.C.	457,539	2,679,317
	Smart Metering Systems P.L.C.	10,459	76,902
	Softcat P.L.C.	634,004	5,229,752
	Spectris P.L.C.	723,646	19,798,756
	Spirent Communications P.L.C.	3,800,143	5,738,281
	Strix Group P.L.C.	109,334	207,640
*	Telit Communications P.L.C.	15,130	30,522
	TT Electronics P.L.C.	921,946	2,516,007
	Xaar P.L.C.	155,393	289,345
TOTAL INFORMATION TECHNOLOGY			124,052,053

MATERIALS — (6.2%)
*	Acacia Mining P.L.C.	180,334	352,679
*	Carclo P.L.C.	205,594	210,794
	Castings P.L.C.	159,566	787,413
	Centamin P.L.C.	6,191,392	7,862,423
	Central Asia Metals P.L.C.	39,530	109,558
	Elementis P.L.C.	3,762,522	9,830,472
	Essentra P.L.C.	1,088,745	5,306,994
	Evraz P.L.C.	1,339,771	9,282,884
	Ferrexpo P.L.C.	1,878,001	4,999,499
	Forterra P.L.C.	1,045,372	2,949,850
*	Gem Diamonds, Ltd.	679,902	904,312
	Highland Gold Mining, Ltd.	249,280	459,495
	Hill & Smith Holdings P.L.C.	477,216	6,033,835
	Hochschild Mining P.L.C.	968,805	1,950,226
	Ibstock P.L.C.	2,409,823	6,908,946

The United Kingdom Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	KAZ Minerals P.L.C.	1,231,175	$8,129,082
*	Lonmin P.L.C.	1,584,135	982,654
	Low & Bonar P.L.C.	1,194,255	475,203
	Marshalls P.L.C.	1,246,986	6,862,695
# *	Petra Diamonds, Ltd.	5,332,777	2,671,896
*	Petropavlovsk P.L.C.	740,190	62,597
	Rhi Magnesita NV	10,384	503,314
	RPC Group P.L.C.	2,589,442	25,239,745
	Scapa Group P.L.C.	76,815	401,177
# *	Sirius Minerals P.L.C.	1,194,227	350,959
	Synthomer P.L.C.	1,805,664	10,242,323
	Victrex P.L.C.	634,126	21,450,080
	Zotefoams P.L.C.	93,537	646,162
TOTAL MATERIALS			135,967,267

REAL ESTATE — (2.7%)
	Capital & Counties Properties P.L.C.	4,642,681	14,813,146
#	CLS Holdings P.L.C.	495,994	1,375,804
*	Countrywide P.L.C.	1,699,141	227,353
	Daejan Holdings P.L.C.	44,979	3,372,546
#	Foxtons Group P.L.C.	1,145,927	682,598
	Grainger P.L.C.	2,915,516	10,072,548
	Harworth Group P.L.C.	30,680	45,663
	Helical P.L.C.	656,792	2,601,262
	LSL Property Services P.L.C.	404,839	1,293,269
*	Raven Property Group, Ltd.	1,031,431	594,544
	Savills P.L.C.	872,779	8,077,704
	St. Modwen Properties P.L.C.	2,832,022	13,519,067
	U & I Group P.L.C.	825,209	2,415,113
	Urban & Civic P.L.C.	219,328	827,857
	Watkin Jones P.L.C.	34,926	93,816
TOTAL REAL ESTATE			60,012,290

UTILITIES — (2.1%)
	Drax Group P.L.C.	2,899,857	14,853,691
	Pennon Group P.L.C.	2,715,100	25,865,566
	Severn Trent P.L.C.	54,797	1,302,216
	Telecom Plus P.L.C.	344,980	5,383,221
TOTAL UTILITIES			47,404,694
TOTAL COMMON STOCKS			2,178,207,299

PREFERRED STOCKS — (0.0%)
CONSUMER STAPLES — (0.0%)
	Mcbride P.L.C.	30,529,044	39,022
TOTAL INVESTMENT SECURITIES			2,178,246,321

SECURITIES LENDING COLLATERAL — (1.2%)
@ §	DFA Short Term Investment Fund	2,207,404	25,539,665
TOTAL INVESTMENTS — (100.0%) (Cost $2,157,526,564)			$2,203,785,986

The United Kingdom Small Company Series
continued

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$142,790,507	—	$142,790,507
Consumer Discretionary	—	453,539,481	—	453,539,481
Consumer Staples	—	103,836,216	—	103,836,216
Energy	—	109,147,047	—	109,147,047
Financials	—	356,368,991	—	356,368,991
Healthcare	—	69,150,658	—	69,150,658
Industrials	—	575,938,095	—	575,938,095
Information Technology	—	124,052,053	—	124,052,053
Materials	—	135,967,267	—	135,967,267
Real Estate	—	60,012,290	—	60,012,290
Utilities	—	47,404,694	—	47,404,694
Preferred Stocks
Consumer Staples	—	39,022	—	39,022
Securities Lending Collateral	—	25,539,665	—	25,539,665
TOTAL	—	$2,203,785,986	—	$2,203,785,986

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

		Shares	Value»
COMMON STOCKS — (89.5%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	74,268	$1,479,612
	ANDRITZ AG	447,429	23,181,306
	Atrium European Real Estate, Ltd.	884,340	3,686,065
#	Austria Technologie & Systemtechnik AG	171,443	4,061,027
	CA Immobilien Anlagen AG	459,315	14,946,903
	DO & CO AG	45,778	4,150,702
	EVN AG	224,206	3,919,048
	FACC AG	182,913	3,217,484
	Flughafen Wien AG	25,564	993,585
#	IMMOFINANZ AG	591,726	14,086,457
	Josef Manner & Co. AG	870	61,382
	Kapsch TrafficCom AG	33,915	1,210,146
#	Lenzing AG	84,813	7,693,320
	Mayr Melnhof Karton AG	52,038	6,586,096
	Oberbank AG	43,377	4,372,687
	Oesterreichische Post AG	209,470	8,503,084
#	Palfinger AG	95,159	2,901,567
#	POLYTEC Holding AG	105,679	1,089,430
#	Porr AG	75,463	2,042,960
	Rosenbauer International AG	19,688	1,003,493
	S IMMO AG	352,379	6,024,690
	Schoeller-Bleckmann Oilfield Equipment AG	75,301	6,721,845
# *	Semperit AG Holding	68,546	1,132,165
	Strabag SE	106,385	3,740,598
	Telekom Austria AG	1,010,252	7,495,888
	UBM Development AG	15,638	669,753
	UNIQA Insurance Group AG	904,369	8,446,216
	Verbund AG	100,314	4,037,862
	Vienna Insurance Group AG Wiener Versicherung Gruppe	232,986	6,187,315
	Wienerberger AG	617,965	14,213,814
# *	Zumtobel Group AG	175,339	1,589,965
TOTAL AUSTRIA			169,446,465

BELGIUM — (3.6%)
	Ackermans & van Haaren NV	156,548	24,646,516
*	AGFA-Gevaert NV	1,218,771	5,441,400
# *	Argenx SE	93,033	7,382,276
	Atenor	14,566	825,580
	Banque Nationale de Belgique	87	254,262
	Barco NV	68,858	7,840,625
#	Bekaert SA	220,890	4,770,684
# *	Biocartis NV	189,137	2,563,552
	bpost SA	503,661	7,643,853
# *	Celyad SA	46,214	1,147,869
	Cie d’Entreprises CFE	48,913	5,186,334
	Cie Immobiliere de Belgique SA	16,878	981,419
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	546,834
	Deceuninck NV	409,000	955,329
	D’ieteren SA	162,555	6,429,241
#	Econocom Group SA	755,740	2,365,493
	Elia System Operator SA	174,446	10,906,067
#	Euronav NV	1,268,588	11,812,708
	EVS Broadcast Equipment SA	19,390	431,025

The Continental Small Company Series
continued

		Shares	Value»
BELGIUM — (Continued)
# *	Exmar NV	133,424	$899,391
	Fagron	262,019	4,261,723
*	Galapagos NV (B07MCX1)	93,123	9,566,655
*	Galapagos NV (B07Q2V5)	220,186	22,621,528
	Gimv NV	87,496	4,667,626
# *	Ion Beam Applications	130,894	2,301,403
	Jensen-Group NV	19,232	674,974
	Kinepolis Group NV	95,839	5,144,955
#	Lotus Bakeries	1,562	4,030,484
# *	MDxHealth	239,516	470,335
#	Melexis NV	115,669	7,607,436
# *	Nyrstar NV	84,985	153,500
#	Ontex Group NV	485,473	9,304,794
	Orange Belgium SA	98,577	1,770,277
*	Oxurion NV	62,799	337,000
#	Picanol	28,690	2,575,450
	Recticel SA	270,323	2,102,966
	Resilux	5,788	845,091
	Roularta Media Group NV	19,318	333,549
	Sioen Industries NV	50,085	1,215,331
	Sipef NV	35,631	2,078,278
*	Telenet Group Holding NV	9,326	451,830
	TER Beke SA	3,481	566,417
*	Tessenderlo Group SA	213,754	7,524,749
	Umicore SA	425,457	20,027,502
	Van de Velde NV	35,498	885,138
*	Viohalco SA	583,796	1,679,426
TOTAL BELGIUM			216,228,875

DENMARK — (5.4%)
# *	ALK-Abello A.S.	43,583	6,982,160
	Alm Brand A.S.	562,935	4,714,207
	Ambu A.S., Class B	1,079,783	22,493,703
	Arkil Holding A.S., Class B	92	14,349
*	Bang & Olufsen A.S.	256,627	5,331,112
	BankNordik P/F	10,800	184,398
# *	Bavarian Nordic A.S.	204,295	4,721,826
	Brodrene Hartmann A.S.	16,148	767,092
	Columbus A.S.	432,582	1,027,042
# *	D/S Norden A.S.	216,070	2,984,252
	DFDS A.S.	306,367	13,112,653
	Djurslands Bank A.S.	8,970	325,519
#	FLSmidth & Co. A.S.	290,273	15,230,776
	Fluegger Group A.S., Class B	4,198	191,153
	GN Store Nord A.S	935,887	39,699,067
	GronlandsBANKEN A.S.	1,125	100,323
# *	H+H International A.S., Class B	103,235	1,697,602
	Harboes Bryggeri A.S., Class B	17,239	204,986
#	IC Group A.S.	43,760	337,584
	ISS A.S.	582,591	19,132,966
#	Jeudan A.S.	7,259	1,030,318
	Jyske Bank A.S.	491,188	20,055,672
	Lan & Spar Bank	4,981	345,951
	Matas A.S.	57,417	554,548
*	Nilfisk Holding A.S.	202,411	7,945,087
# *	NKT A.S.	206,194	3,878,497

The Continental Small Company Series
continued

		Shares	Value»
DENMARK — (Continued)
#	NNIT A.S.	71,616	$2,025,116
#	Pandora A.S.	149,348	9,333,672
	Parken Sport & Entertainment A.S.	34,515	400,360
	Per Aarsleff Holding A.S.	135,907	4,444,985
#	Ringkjoebing Landbobank A.S.	166,464	8,460,745
	Roblon A.S., Class B	973	38,537
	Rockwool International A.S., Class A	455	130,111
	Rockwool International A.S., Class B	49,342	16,858,101
	Royal Unibrew A.S.	364,385	25,857,570
#	RTX A.S	52,854	1,379,441
	Scandinavian Tobacco Group A.S., Class A	225,458	3,420,442
	Schouw & Co., A.S.	85,260	6,962,121
	SimCorp A.S.	284,735	21,923,197
	Solar A.S., Class B	37,386	2,002,766
	Spar Nord Bank A.S.	543,617	4,504,368
	Sydbank A.S.	505,787	11,682,304
#	Tivoli A.S.	9,878	956,355
# *	TK Development A.S.	307,965	272,678
	Topdanmark A.S.	491,266	23,351,623
*	TORM P.L.C.	72,081	423,756
	Tryg A.S.	9,779	235,732
	United International Enterprises	10,336	2,321,267
# *	Veloxis Pharmaceuticals A.S.	68,255	14,258
# *	Vestjysk Bank A.S.	1,501,522	461,598
# *	Zealand Pharma A.S.	179,773	2,288,639
TOTAL DENMARK			322,812,585

FINLAND — (6.2%)
# *	Afarak Group Oyj	316,672	314,790
#	Ahlstrom-Munksjo Oyj	143,612	2,238,682
#	Aktia Bank Oyj	292,637	2,850,100
	Alandsbanken Abp, Class B	21,354	329,012
	Alma Media Oyj	129,772	967,088
	Amer Sports Oyj	843,708	31,362,132
	Apetit Oyj	19,668	221,623
	Asiakastieto Group Oyj	319	10,493
	Aspo Oyj	92,762	964,833
	Atria Oyj	79,704	763,738
# *	BasWare Oyj	56,551	1,274,851
#	Bittium Oyj	204,447	1,354,782
	Cargotec Oyj, Class B	276,468	11,490,595
# *	Caverion Oyj	701,745	4,392,046
#	Citycon Oyj	2,641,442	5,133,631
	Cramo Oyj	260,177	4,959,617
	Digia Oyj	69,731	224,671
	Elisa Oyj	520,670	20,715,389
	Finnair Oyj	487,004	3,658,327
	Fiskars Oyj Abp	209,143	3,856,085
	F-Secure Oyj	631,341	1,646,635
	Glaston Oyj ABP	46,084	20,897
	HKScan Oyj, Class A	257,744	557,739
#	Huhtamaki Oyj	703,421	19,722,121
	Ilkka-Yhtyma Oyj	61,503	211,603
	Kemira Oyj	732,189	8,980,214
	Kesko Oyj, Class A	44,353	2,489,296
	Kesko Oyj, Class B	514,318	30,037,493

The Continental Small Company Series
continued

		Shares	Value»
FINLAND — (Continued)
#	Konecranes Oyj	440,428	$15,772,141
	Lassila & Tikanoja Oyj	210,045	3,778,917
#	Lehto Group Oyj	129,587	674,755
	Metsa Board Oyj	1,479,556	12,939,494
	Metso Oyj	776,014	24,500,237
	Nokian Renkaat Oyj	840,330	26,729,512
	Olvi Oyj, Class A	92,286	3,087,917
#	Oriola Oyj	6,054	18,362
	Oriola Oyj, Class B	931,236	2,844,464
	Orion Oyj, Class A	131,307	4,543,314
	Orion Oyj, Class B	609,509	20,966,688
#	Outokumpu Oyj	2,921,503	12,246,047
*	Outotec Oyj	1,238,541	4,790,442
#	Pihlajalinna Oyj	77,064	784,621
	Ponsse Oyj	72,115	2,218,013
#	Poyry Oyj	196,085	1,665,715
*	QT Group Oyj	55,899	501,573
	Raisio Oyj, Class V	740,826	2,272,362
	Ramirent Oyj	565,593	4,129,184
	Rapala VMC Oyj	109,543	409,602
	Raute Oyj, Class A	2,644	74,889
	Revenio Group Oyj	117,238	1,699,821
	Sanoma Oyj	749,458	8,444,514
#	SRV Group Oyj	66,041	167,434
*	Stockmann Oyj Abp, Class A	49,045	166,484
# *	Stockmann Oyj Abp (5462393), Class B	189,838	647,957
	Teleste Oyj	52,966	377,844
	Tieto Oyj	372,623	11,994,411
#	Tikkurila Oyj	250,164	3,406,726
	Tokmanni Group Corp	257,563	2,089,161
	Uponor Oyj	354,033	3,834,242
	Vaisala Oyj, Class A	108,597	2,125,914
	Valmet Oyj	919,512	20,936,249
	Viking Line Abp	7,869	116,762
#	YIT Oyj	1,430,763	8,148,901
TOTAL FINLAND			369,853,152

FRANCE — (11.3%)
	ABC arbitrage	116,625	842,911
	Actia Group	51,304	245,576
*	Air France-KLM	1,383,572	13,376,629
	Akka Technologies	60,065	3,956,719
	AKWEL	56,783	1,130,828
	Albioma SA	165,658	3,218,822
	Altamir	136,094	2,381,605
	Alten SA	155,918	15,025,870
#	Altran Technologies SA	1,370,722	13,586,061
*	Amplitude Surgical SAS	19,526	71,135
#	Antalis International SAS	58,230	74,236
	APRIL SA	75,049	1,357,137
# *	Archos	122,992	62,996
	Assystem	62,252	1,808,922
	Aubay	31,711	1,128,440
	Axway Software SA	38,973	617,058
#	Bastide le Confort Medical	17,494	694,270
	Beneteau SA	223,296	3,701,996

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
	Bigben Interactive	74,415	$654,524
	Boiron SA	38,331	2,295,019
	Bonduelle SCA	84,152	2,985,008
# *	Bourbon Corp.	163,857	958,121
	Burelle SA	931	990,247
#	Casino Guichard Perrachon SA	271,603	11,978,434
	Catering International Services	14,124	197,429
*	Cegedim SA	25,406	635,232
*	CGG SA	4,063,912	9,830,682
	Chargeurs SA	115,644	2,497,960
	Cie des Alpes	57,284	1,747,868
	Cie Plastic Omnium SA	327,341	9,100,802
*	Coface SA	529,375	5,290,115
	Derichebourg SA	584,687	2,812,808
	Devoteam SA	30,634	3,370,274
	Dom Security	1,497	86,707
	Edenred	734,903	27,877,180
	Electricite de Strasbourg SA	21,353	2,477,932
#	Elior Group SA	594,569	8,552,463
	Elis SA	809,184	16,316,528
	Eramet	65,268	6,008,343
# *	Erytech Pharma SA	681	5,041
	Esso SA Francaise	16,100	634,694
*	Etablissements Maurel et Prom	159,620	738,400
	Euronext NV	334,230	20,565,988
#	Europcar Mobility Group	568,694	5,381,293
	Eutelsat Communications SA	1,153,248	23,358,563
	Exel Industries, Class A	10,419	797,819
	Fleury Michon SA	6,124	316,508
*	Fnac Darty SA (V7VQL46)	119,523	8,497,345
	Gaumont SA	11,360	1,601,743
	Gaztransport Et Technigaz SA	118,320	8,745,031
	GEA	2,433	258,996
	Getlink	1,262,810	15,884,008
	Gevelot SA	3,466	732,924
#	GL Events	63,507	1,357,711
	Groupe Crit	23,123	1,545,772
	Groupe Gorge	22,858	257,654
	Groupe Open	29,172	711,039
#	Guerbet	34,086	2,162,183
	Haulotte Group SA	74,466	842,787
	HERIGE SADCS	4,147	113,681
# *	HiPay Group SA	24,579	302,482
*	ID Logistics Group	11,344	1,914,180
	Imerys SA	177,200	10,923,154
	Ingenico Group SA	412,072	29,164,382
	Interparfums SA	31,455	1,300,615
	Ipsen SA	47,538	6,591,305
	IPSOS	208,380	5,548,850
	Jacquet Metal Service SA	75,602	1,565,854
	Kaufman & Broad SA	108,602	4,454,114
#	Korian SA	327,739	12,912,909
	Lagardere SCA	778,374	21,276,640
	Lanson-BCC	8,795	302,917
	Laurent-Perrier	13,068	1,339,844
	Le Belier	10,566	406,898
	Lectra	143,598	3,040,674

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
#	Linedata Services	14,505	$497,259
	LISI	104,857	3,054,070
	LNA Sante SA	30,551	1,615,667
	Maisons du Monde SA	202,470	5,075,681
#	Maisons France Confort SA	15,908	591,382
	Manitou BF SA	56,974	1,604,424
	Manutan International	14,949	1,000,015
	Mersen SA	117,956	3,891,464
# *	METabolic EXplorer SA	156,395	320,101
	Metropole Television SA	290,250	5,618,024
	Mr Bricolage SA	30,731	353,116
	Neopost SA	225,529	7,248,413
#	Nexans SA	214,579	6,192,380
	Nexity SA	268,736	12,851,192
# *	Nicox	145,865	858,493
	NRJ Group	81,965	723,381
#	Oeneo SA	160,584	1,624,803
# *	OL Groupe SA	10,735	33,393
# *	Onxeo SA	246,319	269,493
# *	Onxeo SA	48,958	54,492
	Orpea	29,686	3,654,727
# *	Parrot SA	112,753	519,246
# *	Pierre & Vacances SA	29,600	655,435
#	Plastivaloire	52,074	650,669
	PSB Industries SA	8,805	457,698
#	Rallye SA	156,235	1,734,191
# *	Recylex SA	102,008	716,596
	Rexel SA	2,158,941	27,520,701
	Robertet SA	4,128	2,449,539
	Rothschild & Co.	72,007	2,869,236
	Rubis SCA	600,204	30,966,985
	Samse SA	8,068	1,123,533
	Sartorius Stedim Biotech	100,048	12,397,028
	Savencia SA	33,010	2,422,711
	Seche Environnement SA	13,339	393,741
	Societe BIC SA	161,260	15,437,920
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,012	3,393,220
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	102,705
	Societe pour l’Informatique Industrielle	41,060	1,028,410
# *	SOITEC	125,494	8,942,040
# *	Solocal Group	3,930,265	3,186,756
#	Somfy SA	104,097	8,048,686
	Sopra Steria Group	101,694	11,263,388
#	SPIE SA	724,198	11,338,481
# *	SRP Groupe SA	37,923	180,216
*	Stallergenes Greer P.L.C.	17,371	532,604
# *	Ste Industrielle d’Aviation Latecoere SA	392,026	1,511,392
	Stef SA	28,044	2,569,691
	Sword Group	34,984	1,337,399
	Synergie SA	69,728	2,127,572
#	Tarkett SA	164,392	3,611,508
# *	Technicolor SA	1,531,532	1,952,475
	Teleperformance	144,931	23,868,988
	Television Francaise 1	615,411	6,259,438
# *	Tessi SA	6,874	1,017,931
	TFF Group	17,239	768,149

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
#	Thermador Groupe	35,570	$1,911,511
	Total Gabon	3,035	482,069
# *	Touax SA	9,530	64,422
	Trigano SA	54,707	5,554,242
*	Ubisoft Entertainment SA	141,155	12,661,962
	Union Financiere de France BQE SA	17,080	520,189
# *	Vallourec SA	2,261,226	10,689,157
*	Valneva SE	177,603	675,445
	Vetoquinol SA	19,343	1,083,356
	Vicat SA	104,300	5,605,142
	VIEL & Cie SA	162,802	865,739
	Vilmorin & Cie SA	29,068	1,731,199
*	Virbac SA	21,524	3,453,765
	Vranken-Pommery Monopole SA	18,262	496,229
*	Worldline SA	17,876	940,478
	XPO Logistics Europe SADIR	33	12,096
TOTAL FRANCE			672,734,134

GERMANY — (14.4%)
	7C Solarparken AG	12,773	37,601
*	A.S. Creation Tapeten	4,430	64,231
	Aareal Bank AG	449,919	16,737,558
	Adler Modemaerkte AG	47,849	182,417
#	ADLER Real Estate AG	203,696	3,293,374
#	ADO Properties SA	174,985	10,320,884
# *	ADVA Optical Networking SE	327,245	2,673,325
# *	AIXTRON SE	549,541	6,886,430
	All for One Steeb AG	4,222	251,387
	Allgeier SE	39,943	1,452,152
	Amadeus Fire AG	34,590	3,957,115
	Atoss Software AG	1,138	97,666
	Aurubis AG	273,125	16,578,550
	Axel Springer SE	43,277	2,873,895
#	Basler AG	9,252	1,636,842
#	Bauer AG	70,305	1,173,110
	BayWa AG	89,653	2,610,809
	BayWa AG	124	4,098
	Bechtle AG	211,097	18,746,981
	Bertrandt AG	36,308	3,004,669
#	bet-at-home.com AG	12,310	715,108
	Bijou Brigitte AG	22,217	924,151
#	Bilfinger SE	230,912	10,058,812
	Borussia Dortmund GmbH & Co. KGaA	486,763	5,270,124
#	CANCOM SE	228,662	9,323,398
	Carl Zeiss Meditec AG	169,872	13,914,818
#	CECONOMY AG	935,953	4,782,424
	CENIT AG	53,174	913,921
	CENTROTEC Sustainable AG	33,321	470,441
	Cewe Stiftung & Co. KGAA	38,067	2,982,266
	comdirect bank AG	198,700	2,352,711
	CompuGroup Medical SE	147,554	8,334,595
	Corestate Capital Holding SA	18,312	790,344
	CropEnergies AG	126,491	563,833
	CTS Eventim AG & Co. KGaA	367,892	13,792,268
	Data Modul AG	11,455	824,753
*	DEAG Deutsche Entertainment AG	44,855	157,065

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
	Delticom AG	28,981	$273,974
	Deutsche Beteiligungs AG	86,903	3,554,047
#	Deutsche EuroShop AG	357,086	11,080,709
	Deutsche Pfandbriefbank AG	852,463	11,319,416
	Deutz AG	865,981	6,440,940
*	Dialog Semiconductor P.L.C.	451,612	11,909,549
	DIC Asset AG	353,555	3,812,691
	Diebold Nixdorf AG	27,137	1,757,209
	DMG Mori AG	15,692	758,899
	Dr Hoenle AG	34,598	2,700,318
	Draegerwerk AG & Co. KGaA	16,799	819,026
#	Duerr AG	352,667	12,567,057
	Eckert & Ziegler AG	20,308	1,123,375
	EDAG Engineering Group AG	48,866	968,272
	Elmos Semiconductor AG	78,418	1,630,759
#	ElringKlinger AG	204,148	1,729,461
	Energiekontor AG	2,066	33,066
*	Euromicron AG	45,575	289,918
#	Ferratum Oyj	64,645	812,822
	Fielmann AG	166,513	10,328,720
	First Sensor AG	42,732	812,618
	FORTEC Elektronik AG	372	8,009
	Francotyp-Postalia Holding AG, Class A	55,619	235,749
	Freenet AG	921,900	20,736,172
	FRIWO AG	513	11,971
	Fuchs Petrolub SE	87,580	3,792,042
	GEA Group AG	155,221	4,716,544
	Gerresheimer AG	225,329	15,880,200
# *	Gerry Weber International AG	132,096	433,989
	Gesco AG	56,186	1,755,455
#	GFT Technologies SE	121,382	1,393,202
	Grand City Properties SA	429,757	10,389,716
#	GRENKE AG	81,982	7,862,347
	H&R GmbH & Co. KGaA	64,746	492,538
	Hamburger Hafen und Logistik AG	151,382	3,206,739
	Hapag-Lloyd AG	41,306	1,527,320
	Hawesko Holding AG	52	2,594
# *	Heidelberger Druckmaschinen AG	1,911,209	4,427,493
	Hella GmbH & Co KGaA	213,268	9,975,893
	Highlight Communications AG	98,406	575,471
*	HolidayCheck Group AG	175,906	595,347
	Hornbach Baumarkt AG	28,254	751,446
	Hornbach Holding AG & Co. KGaA	17,751	1,173,114
	Hugo Boss AG	456,778	32,642,934
	Indus Holding AG	131,189	7,162,811
	Isra Vision AG	111,249	4,772,080
	IVU Traffic Technologies AG	44,080	249,186
	Jenoptik AG	340,829	10,316,544
#	K+S AG	1,437,309	26,765,532
	Kloeckner & Co. SE	575,851	4,842,585
#	Koenig & Bauer AG	93,399	4,562,359
#	Krones AG	99,960	8,936,720
	KSB SE & Co. KGaA	3,466	1,192,961
	KWS Saat SE	15,926	5,410,462
	Lanxess AG	427,092	26,436,018
	LEG Immobilien AG	324,194	35,437,322
	Leifheit AG	51,737	924,892

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
#	Leoni AG	217,226	$7,929,730
*	LPKF Laser & Electronics AG	73,571	533,373
# *	Manz AG	30,876	976,457
	MasterFlex SE	21,291	191,118
	Mediclin AG	88,966	579,947
# *	Medigene AG	88,510	1,066,514
#	METRO AG	525,885	7,911,043
	MLP SE	380,431	2,194,502
	Nemetschek SE	144,235	18,960,783
#	Nexus AG	77,776	2,123,360
*	Nordex SE	399,366	3,710,265
	Norma Group SE	225,086	12,152,812
#	OHB SE	36,824	1,306,964
	OSRAM Licht AG	277,617	11,248,108
#	Paragon GmbH & Co. KGaA	14,660	426,643
	Patrizia Immobilien AG	333,436	5,731,894
*	Petro Welt Technologies AG	12,774	71,179
#	Pfeiffer Vacuum Technology AG	52,474	6,524,747
	PNE AG	482,262	1,319,924
	Progress-Werk Oberkirch AG	8,558	284,722
	ProSiebenSat.1 Media SE	589,920	13,622,127
	PSI Software AG	43,870	784,217
#	Puma SE	2,634	1,354,453
*	PVA TePla AG	83	1,067
#	QSC AG	643,630	1,133,663
*	R Stahl AG	14,952	386,556
	Rational AG	12,394	7,175,948
	Rheinmetall AG	298,579	25,840,127
	RHOEN-KLINIKUM AG	233,180	5,893,817
#	RIB Software SE	258,849	4,467,334
*	Rocket Internet SE	490,766	14,170,060
	S&T AG	241,440	6,000,408
#	SAF-Holland SA	359,253	5,235,892
	Salzgitter AG	276,307	11,043,421
# *	Schaltbau Holding AG	32,728	849,867
	Schloss Wachenheim AG	8,017	168,391
	Scout24 AG	208,769	8,652,098
	Secunet Security Networks AG	5,708	599,828
*	Senvion SA	31,747	181,007
# *	SGL Carbon SE	214,662	2,150,456
*	Shop Apotheke Europe NV	18,754	953,742
#	SHW AG	25,624	642,634
	Siltronic AG	153,046	14,016,682
#	Sixt Leasing SE	60,063	869,067
	Sixt SE	90,959	9,246,450
	SMA Solar Technology AG	85,104	1,985,912
*	SMT Scharf AG	22,763	337,772
	Softing AG	26,963	245,127
	Software AG	338,852	15,170,288
	Stabilus SA	152,530	10,221,692
#	STRATEC Biomedical AG	19,861	1,303,845
	Stroeer SE & Co. KGaA	180,625	9,441,432
#	Suedzucker AG	483,148	7,482,023
# *	SUESS MicroTec SE	137,494	1,751,880
	Surteco Group SE	45,548	1,012,634
	Syzygy AG	2,030	20,017
	TAG Immobilien AG	934,395	21,315,539

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
	Takkt AG	194,595	$3,305,596
#	Technotrans SE	44,267	1,578,216
*	Tele Columbus AG	296,432	1,043,182
	TLG Immobilien AG	583,835	14,823,221
# *	Tom Tailor Holding SE	214,000	816,930
	Traffic Systems SE	35,766	661,360
	Uniper SE	124,414	3,590,385
#	VERBIO Vereinigte BioEnergie AG	135,124	794,997
	Vossloh AG	68,437	3,166,204
	VTG AG	90,523	5,416,932
	Wacker Chemie AG	47,794	4,269,169
	Wacker Neuson SE	200,964	4,462,882
	Washtec AG	66,493	5,124,047
	Wuestenrot & Wuerttembergische AG	108,965	2,204,909
#	XING SE	18,521	5,568,703
	Zeal Network SE	46,356	1,125,552
TOTAL GERMANY			861,996,572

IRELAND — (1.0%)
	C&C Group P.L.C.	1,085,694	4,035,280
	C&C Group P.L.C.	399,607	1,497,187
*	Cairn Homes P.L.C.	282,593	452,625
	Datalex P.L.C.	107,125	263,593
	FBD Holdings P.L.C.	125,459	1,477,107
	FBD Holdings P.L.C.	857	10,403
	Glanbia P.L.C.	214,971	3,800,768
	Glanbia P.L.C.	700,613	12,429,963
	IFG Group P.L.C.	302,015	562,676
*	Independent News & Media P.L.C.	1,939,277	161,640
	Irish Continental Group P.L.C.	494,548	2,913,834
	Irish Continental Group P.L.C.	234,200	1,367,830
	Kingspan Group P.L.C.	438,083	19,033,686
*	Permanent TSB Group Holdings P.L.C.	127,648	274,189
	Smurfit Kappa Group P.L.C.	385,294	12,526,142
TOTAL IRELAND			60,806,923

ISRAEL — (2.6%)
	Adgar Investment and Development, Ltd.	6,982	11,167
*	ADO Group, Ltd.	91,502	2,005,719
	Afcon Holdings, Ltd.	764	34,921
# *	Africa Israel Properties, Ltd.	88,767	2,302,430
	Africa Israel Residences, Ltd.	2,237	36,710
*	Airport City, Ltd.	437,203	5,090,832
	Albaad Massuot Yitzhak, Ltd.	2,660	27,858
*	Allot Communications, Ltd.	166,831	1,074,337
	Alony Hetz Properties & Investments, Ltd.	526,174	5,005,023
	Alrov Properties and Lodgings, Ltd.	48,833	1,496,159
	Amot Investments, Ltd.	692,577	3,440,276
	Arad, Ltd.	15,796	186,233
*	Arko Holdings, Ltd.	1,440,389	741,929
	Ashtrom Group, Ltd.	56,634	239,628
#	Ashtrom Properties, Ltd.	193,644	806,875
	AudioCodes, Ltd.	169,415	2,091,684
	Avgol Industries 1953, Ltd.	468,925	484,785
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	386,539

The Continental Small Company Series
continued

		Shares	Value»
ISRAEL — (Continued)
	Bayside Land Corp.	5,400	$2,319,773
	Bet Shemesh Engines Holdings 1997, Ltd.	3,766	88,462
	Big Shopping Centers, Ltd.	29,999	1,955,929
# *	BioLine RX, Ltd.	96,617	67,599
#	Blue Square Real Estate, Ltd.	35,427	1,254,294
*	Bonus Biogroup, Ltd.	613,036	89,062
# *	Brack Capital Properties NV	17,170	1,826,972
*	Brainsway, Ltd.	19,857	121,217
	Camtek, Ltd.	83,671	682,120
#	Carasso Motors, Ltd.	94,524	484,627
	Castro Model, Ltd.	145	3,619
# *	Cellcom Israel, Ltd.	312,554	1,969,808
*	Ceragon Networks, Ltd.	266,244	886,593
*	Clal Biotechnology Industries, Ltd.	182,384	161,092
*	Clal Insurance Enterprises Holdings, Ltd.	150,209	2,490,542
	Cohen Development & Industrial Buildings, Ltd.	3,184	78,740
# *	Compugen, Ltd.	188,351	552,034
	Danel Adir Yeoshua, Ltd.	17,514	836,207
	Delek Automotive Systems, Ltd.	204,232	1,152,448
	Delek Group, Ltd.	10,965	1,838,505
#	Delta-Galil Industries, Ltd.	72,570	2,039,478
	Dexia Israel Bank, Ltd.	1,031	191,812
	Direct Insurance Financial Investments, Ltd.	111,017	1,252,964
	Dor Alon Energy in Israel 1988, Ltd.	9,069	126,005
# *	El Al Israel Airlines	803,092	229,922
#	Electra Consumer Products 1970, Ltd.	29,796	322,113
	Electra, Ltd.	11,376	2,750,082
*	Elron Electronic Industries, Ltd.	92,425	301,063
*	Energix-Renewable Energies, Ltd.	757,422	855,935
# *	Enlight Renewable Energy, Ltd.	2,163,770	1,069,740
*	Equital, Ltd.	2,248	56,123
# *	Evogene, Ltd.	79,189	209,274
	First International Bank Of Israel, Ltd.	82,661	1,780,065
	FMS Enterprises Migun, Ltd.	18,743	474,193
# *	Foresight Autonomous Holdings, Ltd.	172,589	70,568
#	Formula Systems 1985, Ltd.	56,663	2,200,151
	Fox Wizel, Ltd.	48,897	927,350
*	Gilat Satellite Networks, Ltd.	218,298	2,071,172
	Hadera Paper, Ltd.	19,289	1,410,909
	Hamlet Israel-Canada, Ltd.	32,241	809,277
	Harel Insurance Investments & Financial Services, Ltd.	715,680	5,234,687
	Hilan, Ltd.	78,443	1,843,324
	IDI Insurance Co., Ltd.	39,854	2,240,092
# *	Industrial Buildings Corp., Ltd.	833,882	1,153,228
#	Inrom Construction Industries, Ltd.	309,702	1,083,486
	Intec Pharma, Ltd.	24,773	147,152
	Israel Discount Bank, Ltd., Class A	1,210,316	3,955,264
# *	Israel Land Development Co., Ltd. (The)	29,765	235,781
	Isras Investment Co., Ltd.	4,675	527,397
#	Issta Lines, Ltd.	11,573	182,399
*	Jerusalem Oil Exploration	55,094	3,163,170
*	Kamada, Ltd.	177,993	955,032
	Kenon Holdings, Ltd.	79,136	1,262,661
	Kerur Holdings, Ltd.	28,592	733,427
	Klil Industries, Ltd.	5,219	444,461
	Maabarot Products, Ltd.	22,937	239,304
	Magic Software Enterprises, Ltd.	118,171	982,128

The Continental Small Company Series
continued

		Shares	Value»
ISRAEL — (Continued)
	Matrix IT, Ltd.	221,492	$2,578,977
	Maytronics, Ltd.	231,300	1,429,881
# *	Mazor Robotics, Ltd.	230,878	6,717,863
#	Mediterranean Towers, Ltd.	291,699	508,573
	Mega Or Holdings, Ltd.	70,295	776,677
	Meitav Dash Investments, Ltd.	91,774	274,615
#	Melisron, Ltd.	80,406	3,409,161
	Menora Mivtachim Holdings, Ltd.	161,602	1,798,935
	Migdal Insurance & Financial Holding, Ltd.	2,192,100	2,422,031
	Minrav Holdings, Ltd.	263	27,142
#	Mivtach Shamir Holdings, Ltd.	23,078	420,735
	Naphtha Israel Petroleum Corp., Ltd.	214,252	1,343,946
#	Nawi Brothers, Ltd.	98,368	547,229
	Neto ME Holdings, Ltd.	8,982	740,318
*	Nova Measuring Instruments, Ltd.	167,287	3,690,943
*	NR Spuntech Industries, Ltd.	76,176	222,222
	Oil Refineries, Ltd.	9,189,374	4,368,278
	One Software Technologies, Ltd.	552	21,101
# *	Partner Communications Co., Ltd.	680,634	3,440,279
	Paz Oil Co., Ltd.	48,898	7,321,724
*	Perion Network, Ltd.	5,485	17,185
	Phoenix Holdings, Ltd. (The)	459,596	2,542,721
	Plasson Industries, Ltd.	20,285	957,266
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	43,717	2,227,869
# *	Redhill Biopharma, Ltd.	366,770	285,786
	Scope Metals Group, Ltd.	40,603	1,092,957
#	Shapir Engineering and Industry, Ltd.	449,999	1,642,686
# *	Shikun & Binui, Ltd.	1,234,883	2,352,419
#	Shufersal, Ltd.	731,044	4,640,762
*	SodaStream International, Ltd.	10,117	1,448,935
	Strauss Group, Ltd.	72,285	1,584,953
	Summit Real Estate Holdings, Ltd.	178,144	1,603,873
# *	Suny Cellular Communication, Ltd.	473,129	241,995
#	Tadiran Holdings, Ltd.	14,981	374,577
*	Tower Semiconductor, Ltd.	315,502	4,889,624
# *	Union Bank of Israel	199,952	898,292
#	YH Dimri Construction & Development, Ltd.	1,529	24,113
TOTAL ISRAEL			156,740,580

ITALY — (8.9%)
# *	A.S. Roma SpA	856,401	477,678
	A2A SpA	11,245,170	18,119,959
	ACEA SpA	354,513	4,653,927
*	Aeffe SpA	236,060	603,274
	Aeroporto Guglielmo Marconi Di Bologna SpA	5,184	74,249
	Amplifon SpA	603,829	10,696,407
	Anima Holding SpA	1,643,167	6,871,045
*	Ansaldo STS SpA	357,955	5,145,801
	Aquafil SpA	29,879	346,825
*	Arnoldo Mondadori Editore SpA	896,526	1,546,977
	Ascopiave SpA	484,233	1,587,884
# *	Astaldi SpA	319,223	202,053
	Autogrill SpA	830,132	8,161,487
	Autostrade Meridionali SpA	3,917	107,238
#	Avio SpA	55,051	716,003

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
#	Azimut Holding SpA	819,857	$10,094,571
#	B&C Speakers SpA	18,289	233,878
# *	Banca Carige SpA	148,414,098	822,688
	Banca Farmafactoring SpA	283,500	1,458,293
	Banca Finnat Euramerica SpA	616,149	216,080
	Banca Generali SpA	392,887	7,564,815
#	Banca IFIS SpA	143,766	2,525,905
	Banca Mediolanum SpA	1,596,860	9,252,207
# *	Banca Monte dei Paschi di Siena SpA	213,039	349,757
	Banca Popolare di Sondrio SCPA	3,123,738	9,847,499
#	Banca Profilo SpA	1,814,636	334,631
#	Banca Sistema SpA	331,868	631,050
# *	Banco BPM SpA	9,509,050	17,826,255
#	Banco di Desio e della Brianza SpA	238,796	489,193
	BasicNet SpA	159,481	851,020
#	BE	564,587	533,611
	Biesse SpA	88,272	2,028,997
#	BPER Banca	3,576,937	13,574,474
	Brembo SpA	1,025,965	11,358,351
	Brunello Cucinelli SpA	222,011	7,599,365
#	Buzzi Unicem SpA	541,578	10,399,492
	Cairo Communication SpA	491,931	1,555,004
*	Caltagirone Editore SpA	6,277	8,887
#	Carraro SpA	162,374	360,263
	Cembre SpA	24,165	550,670
	Cementir Holding SpA	334,012	2,051,709
	Cerved Group SpA	1,282,705	10,229,343
	CIR-Compagnie Industriali Riunite SpA	2,406,730	2,557,954
	Credito Emiliano SpA	539,951	3,220,081
*	Credito Valtellinese SpA	46,943,662	4,903,779
# *	d’Amico International Shipping SA	1,350,290	134,501
	Danieli & C Officine Meccaniche SpA	89,559	1,673,789
	Datalogic SpA	124,196	3,647,297
	De’ Longhi SpA	371,086	9,820,507
	DeA Capital SpA	727,037	1,058,005
	DiaSorin SpA	148,350	14,071,453
	Digital Bros SpA	17,463	179,464
	El.En. SpA	2,365	46,254
*	Elica SpA	76,131	163,384
	Emak SpA	335,269	464,157
	Enav SpA	1,583,529	7,137,590
# *	ePrice SpA	99,656	165,841
	ERG SpA	413,405	7,711,696
#	Esprinet SpA	208,274	914,785
*	Eurotech SpA	252,395	1,076,374
*	Exprivia SpA	109,673	120,223
	Falck Renewables SpA	899,544	1,817,288
*	Fiera Milano SpA	87,551	378,199
#	Fila SpA	112,641	2,004,660
*	Fincantieri SpA	3,767,009	5,488,099
	FinecoBank Banca Fineco SpA	503,155	5,258,786
	FNM SpA	1,049,730	598,376
# *	GEDI Gruppo Editoriale SpA	927,122	374,779
#	Gefran SpA	37,987	274,529
#	Geox SpA	604,392	1,092,304
#	Gruppo MutuiOnline SpA	145,928	2,600,351
	Hera SpA	5,616,955	15,502,092

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
# *	IMMSI SpA	1,274,433	$607,050
	Industria Macchine Automatiche SpA	112,990	6,775,677
	Infrastrutture Wireless Italiane SpA	607,924	4,227,503
# *	Intek Group SpA	1,988,417	719,950
	Interpump Group SpA	487,515	14,064,838
	Iren SpA	4,364,107	9,443,887
	Italgas SpA	3,384,546	17,462,733
	Italmobiliare SpA	45,163	996,448
	IVS Group SA	56,191	676,708
# *	Juventus Football Club SpA	3,178,690	3,365,454
	La Doria SpA	73,967	804,445
	Leonardo SpA	786,405	8,525,178
	Maire Tecnimont SpA	976,043	4,266,619
	MARR SpA	214,286	5,185,256
	Massimo Zanetti Beverage Group SpA	65,668	449,358
# *	Mediaset SpA	4,201,139	12,641,580
	Moncler SpA	15,293	531,092
# *	Mondo TV SpA	89,356	340,460
	Nice SpA	161,881	506,817
# *	Openjobmetis SpA agenzia per il lavoro	61,558	563,380
# *	OVS SpA	977,759	1,726,566
#	Panariagroup Industrie Ceramiche SpA	73,107	190,218
	Parmalat SpA	756,306	2,328,561
	Piaggio & C SpA	1,160,095	2,482,342
#	Prima Industrie SpA	32,468	800,387
	Prysmian SpA	909,835	17,675,089
	RAI Way SpA	468,523	2,424,851
	Reno de Medici SpA	1,258,378	1,233,330
	Reply SpA	127,636	7,072,775
#	Retelit SpA	812,002	1,301,131
# *	Rizzoli Corriere Della Sera Mediagroup SpA	747,835	760,033
	Sabaf SpA	46,764	692,161
	SAES Getters SpA	47,938	960,739
# *	Safilo Group SpA	233,748	436,275
*	Saipem SpA	4,217,382	23,063,725
#	Salini Impregilo SpA	1,282,257	2,826,487
	Salvatore Ferragamo SpA	323,065	7,642,046
	Saras SpA	3,787,516	7,395,267
	Servizi Italia SpA	62,874	242,091
	Sesa SpA	46,552	1,261,861
	Societa Cattolica di Assicurazioni SC	1,153,283	9,317,095
	Societa Iniziative Autostradali e Servizi SpA	518,087	7,299,240
# *	Sogefi SpA	323,297	575,107
#	SOL SpA	169,140	2,036,054
	Tamburi Investment Partners SpA	709,442	4,622,443
	Technogym SpA	653,410	7,135,445
	Tecnoinvestimenti SpA	63,944	458,728
# *	Tiscali SpA	9,160,788	100,699
#	Tod’s SpA	73,658	4,503,327
# *	TREVI - Finanziaria Industriale SpA	509,518	155,454
	TXT e-solutions SpA	26,857	248,200
#	Unieuro SpA	45,290	548,509
#	Unione di Banche Italiane SpA	7,724,232	23,575,581
	Unipol Gruppo SpA	2,932,632	11,802,355
#	UnipolSai Assicurazioni SpA	4,384,980	9,573,504

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
	Zignago Vetro SpA	168,455	$1,567,203
TOTAL ITALY			534,704,724

NETHERLANDS — (6.0%)
	Aalberts Industries NV	704,568	25,828,121
#	Accell Group NV	154,132	2,678,239
	AFC Ajax NV	13,955	208,594
# *	Altice Europe NV	2,479,499	5,898,828
*	Altice Europe NV, Class B	99,352	237,077
#	AMG Advanced Metallurgical Group NV	206,324	9,816,640
#	Amsterdam Commodities NV	113,039	2,366,787
	APERAM SA	390,560	13,336,778
#	Arcadis NV	495,339	6,677,740
	ASM International NV	346,018	14,854,028
	ASR Nederland NV	82,142	3,729,018
*	Basic-Fit NV	112,451	3,237,656
#	BE Semiconductor Industries NV	538,009	11,501,529
#	Beter Bed Holding NV	22,883	124,925
	BinckBank NV	388,322	1,880,245
#	Boskalis Westminster	654,419	18,816,387
#	Brunel International NV	150,988	1,867,403
	Corbion NV	405,868	12,323,951
	Flow Traders	202,622	6,462,210
	ForFarmers NV	186,963	2,105,586
# *	Fugro NV	597,586	7,677,824
*	Gemalto NV	306,999	17,509,677
*	Gemalto NV	231,595	13,210,242
	GrandVision NV	285,988	7,211,925
*	Heijmans NV	161,687	1,741,545
	Hunter Douglas NV	23,885	1,592,151
	IMCD NV	298,658	20,252,701
#	Intertrust NV	401,930	6,483,813
	KAS Bank NV	99,500	720,571
#	Kendrion NV	103,753	3,137,800
#	Koninklijke BAM Groep NV	1,828,327	6,281,032
	Koninklijke Vopak NV	443,568	20,059,502
*	Lucas Bols NV	20,321	363,378
	Nederland Apparatenfabriek	33,455	1,619,161
*	OCI NV	521,247	14,810,122
	Ordina NV	673,792	1,278,585
#	PostNL NV	3,165,581	9,352,455
	SBM Offshore NV	1,292,245	22,265,899
#	SIF Holding NV	35,317	591,347
	Signify NV	683,594	16,840,008
#	Sligro Food Group NV	164,297	7,282,237
*	Takeaway.com NV	102,690	6,038,963
	TKH Group NV	265,655	13,418,693
*	TomTom NV	971,261	8,111,630
	Van Lanschot Kempen NV	71,602	1,753,724
#	Wessanen	484,021	5,068,184
TOTAL NETHERLANDS			358,624,911

NORWAY — (2.4%)
	ABG Sundal Collier Holding ASA	2,159,070	1,293,047
	AF Gruppen ASA	49,296	745,317
*	Akastor ASA	1,077,318	2,100,058

The Continental Small Company Series
continued

		Shares	Value»
NORWAY — (Continued)
*	Aker Solutions ASA	1,083,854	$7,131,592
	American Shipping Co. ASA	195,707	813,171
*	Archer, Ltd.	690,401	570,841
	Arendals Fossekompani A.S.	90	32,865
#	Atea ASA	446,437	5,884,384
	Austevoll Seafood ASA	401,957	6,459,880
# *	Avance Gas Holding, Ltd.	375,664	939,255
# *	Axactor SE	778,404	2,037,430
#	B2Holding ASA	649,274	1,093,535
	Bakkafrost P/F	15,893	892,867
	Bonheur ASA	140,320	1,659,547
	Borregaard ASA	646,687	5,824,021
# *	BW LPG, Ltd.	667,605	3,149,888
*	BW Offshore, Ltd.	837,993	5,363,727
	Data Respons ASA	14,736	44,283
	DNO ASA	4,418,295	8,445,802
# *	DOF ASA	735,979	542,661
	Entra ASA	59,049	799,012
#	Europris ASA	1,024,143	2,725,401
*	FLEX LNG, Ltd.	997,557	1,750,203
# *	Frontline, Ltd.	405,079	2,932,346
# *	Funcom NV	502,785	1,067,504
	Grieg Seafood ASA	327,246	4,770,895
#	Hexagon Composites ASA	507,665	1,513,992
#	Hoegh LNG Holdings, Ltd.	258,448	1,207,016
# *	IDEX ASA	506,708	338,493
	Itera ASA	10,713	12,250
*	Kongsberg Automotive ASA	2,171,519	2,034,847
	Kongsberg Gruppen ASA	46,352	761,071
*	Kvaerner ASA	1,605,790	2,782,894
*	Magnora ASA	124,800	101,926
# *	NEL ASA	5,447,319	2,786,312
*	Next Biometrics Group A.S.	36,548	214,281
# *	Nordic Nanovector ASA	230,106	1,516,680
# *	Nordic Semiconductor ASA	884,263	3,764,108
	Norway Royal Salmon ASA	79,669	2,343,977
# *	Norwegian Air Shuttle ASA	163,645	4,169,515
*	Norwegian Finans Holding ASA	349,270	3,119,540
	Norwegian Property ASA	805,865	987,838
#	Ocean Yield ASA	295,940	2,244,588
# *	Odfjell Drilling, Ltd.	532,640	1,946,510
	Odfjell SE, Class A	137,586	497,766
	Olav Thon Eiendomsselskap ASA	104,037	1,804,798
*	Otello Corp. ASA	221,462	371,744
# *	Panoro Energy ASA	308,482	585,718
*	Petroleum Geo-Services ASA	2,204,670	6,852,280
# *	PhotoCure ASA	106,211	627,680
*	Prosafe SE	301,992	888,482
# *	Protector Forsikring ASA	366,464	1,691,539
*	Q-Free ASA	179,836	162,074
# *	REC Silicon ASA	6,681,258	476,808
#	Sbanken ASA	337,284	3,359,196
#	Scatec Solar ASA	570,555	3,882,617
	Selvaag Bolig ASA	256,708	1,148,978
	Solon Eiendom ASA	41,279	136,984
# *	Solstad Offshore ASA	675,336	239,931
	SpareBank 1 SR-Bank ASA	48,387	537,905

The Continental Small Company Series
continued

		Shares	Value»
NORWAY — (Continued)
	Spectrum ASA	201,208	$1,327,811
	Stolt-Nielsen, Ltd.	185,151	2,486,142
# *	Thin Film Electronics ASA	2,062,851	225,315
	Tomra Systems ASA	291,263	7,215,087
	Treasure ASA	306,583	396,071
#	Veidekke ASA	555,649	5,797,827
# *	Wallenius Wilhelmsen ASA	101,766	349,672
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,377,058
#	XXL ASA	29,167	150,077
TOTAL NORWAY			143,504,930

PORTUGAL — (1.1%)
	Altri SGPS SA	601,279	5,269,463
*	Banco Comercial Portugues SA	64,683,272	17,398,916
#	CTT-Correios de Portugal SA	1,043,611	4,002,476
	Ibersol SGPS SA	36,721	352,771
*	Mota-Engil SGPS SA	850,092	1,683,525
	Navigator Co. SA (The)	1,996,077	9,934,644
	NOS SGPS SA	1,766,570	9,908,525
	Novabase SGPS SA	72,649	203,601
#	REN - Redes Energeticas Nacionais SGPS SA	2,954,394	7,866,290
	Semapa-Sociedade de Investimento e Gestao	172,045	3,281,372
	Sonae Capital SGPS SA	789,547	689,158
	Sonae SGPS SA	6,124,902	6,119,741
*	Teixeira Duarte SA	797,539	159,730
TOTAL PORTUGAL			66,870,212

SPAIN — (5.8%)
#	Acciona SA	206,462	17,415,328
	Acerinox SA	1,262,541	14,107,529
# *	Adveo Group International SA	104,096	46,877
	Alantra Partners SA	47,930	758,800
	Almirall SA	472,247	8,556,122
# *	Amper SA	6,327,556	1,871,567
	Applus Services SA	879,100	11,951,330
#	Atresmedia Corp. de Medios de Comunicacion SA	609,294	3,431,600
	Azkoyen SA	67,253	549,703
*	Baron de Ley	13,441	1,628,546
#	Bolsas y Mercados Espanoles SHMSF SA	508,291	15,035,761
	Cellnex Telecom SA	1,049,614	26,110,496
	Cia de Distribucion Integral Logista Holdings SA	353,552	8,536,006
	CIE Automotive SA	491,572	13,010,184
	Construcciones y Auxiliar de Ferrocarriles SA	117,658	4,416,862
# *	Deoleo SA	2,088,552	205,365
	Deoleo SA	452,504	44,334
#	Distribuidora Internacional de Alimentacion SA	3,849,981	2,903,098
# *	Duro Felguera SA	16,320,605	219,996
#	Ebro Foods SA	515,327	10,115,617
# *	eDreams ODIGEO SA	411,386	1,675,236
	Elecnor SA	200,108	2,536,930
	Enagas SA	1,198,599	31,779,001
	Ence Energia y Celulosa SA	1,118,132	9,392,126
	Ercros SA	815,730	3,707,484
#	Euskaltel SA	494,219	4,137,617
	Faes Farma SA	1,856,021	7,804,703
	Fluidra SA	338,754	4,095,816

The Continental Small Company Series
continued

		Shares	Value»
SPAIN — (Continued)
*	Fomento de Construcciones y Contratas SA	290,309	$3,863,596
# *	Global Dominion Access SA	676,978	3,615,274
	Grupo Catalana Occidente SA	244,400	10,095,858
# *	Grupo Empresarial San Jose SA	132,268	725,922
# *	Grupo Ezentis SA	1,683,706	1,273,091
	Iberpapel Gestion SA	45,010	1,532,581
	Iberpapel Gestion SA	450	15,345
*	Indra Sistemas SA	873,688	8,635,025
#	Laboratorios Farmaceuticos Rovi SA	70,000	1,293,517
*	Liberbank SA	12,379,578	5,792,715
*	Masmovil Ibercom S.A.	1,332	172,896
	Mediaset Espana Comunicacion SA	1,104,946	7,513,453
	Melia Hotels International SA	793,796	8,157,227
	Miquel y Costas & Miquel SA	90,253	2,963,297
# *	Natra SA	244,091	241,813
#	Obrascon Huarte Lain SA	926,681	1,057,808
	Papeles y Cartones de Europa SA	320,535	6,065,612
	Parques Reunidos Servicios Centrales SAU	44,412	552,837
# *	Pharma Mar SA	1,239,595	1,513,340
	Prim SA	39,523	563,881
# *	Promotora de Informaciones SA, Class A	1,879,113	3,412,043
	Prosegur Cia de Seguridad SA	1,713,380	9,515,607
*	Quabit Inmobiliaria SA	822,737	1,580,999
*	Realia Business SA	1,376,419	1,543,485
	Renta 4 Banco SA	442	3,754
	Sacyr S.A.	3,024,288	7,300,119
*	Solaria Energia y Medio Ambiente SA	394,667	1,699,276
# *	Talgo SA	527,275	2,677,390
#	Tecnicas Reunidas SA	234,914	6,316,277
	Telepizza Group SA	135,228	701,730
# *	Tubacex SA	801,831	2,841,471
# *	Tubos Reunidos SA	785,848	176,684
	Unicaja Banco S.A.	456,225	584,007
	Vidrala SA	102,004	8,470,870
	Viscofan SA	281,337	16,828,526
*	Vocento SA	352,577	494,593
	Zardoya Otis SA	1,127,421	7,718,035
TOTAL SPAIN			343,553,988

SWEDEN — (7.2%)
	AAK AB	440,933	6,646,342
*	AcadeMedia AB	267,750	1,226,361
	Acando AB	901,661	3,172,393
#	AddLife AB	80,075	1,835,643
#	AddNode Group AB	56,993	697,642
	AddTech AB, Class B	323,447	6,614,781
	AF AB, Class B	476,390	10,217,195
	Ahlsell AB	931,019	4,712,312
#	Alimak Group AB	231,132	3,253,456
# *	Anoto Group AB	313,692	111,962
# *	Anoto Group AB	24,130	10,020
*	Arise AB	36,861	70,366
	Arjo AB, Class B	368,470	1,251,950
	Atrium Ljungberg AB, Class B	183,542	3,109,235
	Attendo AB	514,461	4,652,213
#	Avanza Bank Holding AB	140,463	7,511,141

The Continental Small Company Series
continued

		Shares	Value»
SWEDEN — (Continued)
*	BE Group AB	27,710	$131,734
	Beijer Alma AB	268,031	4,042,496
# *	Beijer Electronics Group AB	80,992	377,191
	Beijer Ref AB	246,015	3,885,283
	Bergman & Beving AB	183,702	1,724,669
#	Besqab AB	21,962	277,934
	Betsson AB	775,690	6,735,325
	Bilia AB, Class A	628,332	5,885,301
#	BillerudKorsnas AB	908,745	10,764,508
	BioGaia AB, Class B	112,381	4,549,769
	Biotage AB	391,241	5,126,917
	Bjorn Borg AB	99,769	238,525
	Bonava AB	12,198	135,822
	Bonava AB, Class B	418,059	4,721,859
	Bravida Holding AB	599,657	4,405,452
	Bufab AB	201,951	2,044,394
#	Bulten AB	114,896	1,242,828
	Bure Equity AB	362,928	4,724,578
#	Byggmax Group AB	363,928	1,484,004
	Catena AB	119,979	2,437,552
# *	Cavotec SA	66,402	153,855
#	Clas Ohlson AB, Class B	121,893	1,024,410
	Cloetta AB, Class B	1,520,378	4,582,735
# *	CLX Communications AB	40,200	449,541
*	Collector AB	140,712	821,953
	Com Hem Holding AB	807,301	12,595,112
	Concentric AB	370,121	4,966,762
	Coor Service Management Holding AB	204,469	1,440,671
	Corem Property Group AB	163,626	195,791
	Dedicare AB, Class B	20,550	126,951
	Dios Fastigheter AB	792,725	4,775,073
	Dometic Group AB	642,953	4,490,306
# *	Doro AB	155,569	696,042
#	Duni AB	216,832	2,432,744
#	Dustin Group AB	378,643	3,037,139
	Eastnine AB	111,436	1,045,797
	Elanders AB, Class B	53,806	556,059
# *	Eltel AB	192,132	417,086
# *	Enea AB	83,607	972,496
#	eWork Group AB	32,666	310,245
	Fabege AB	605,493	7,731,771
#	Fagerhult AB	207,289	1,821,757
	Fenix Outdoor International AG	17,308	1,715,441
# *	Fingerprint Cards AB, Class B	634,700	784,559
	Getinge AB, Class B	134,953	1,323,800
	Granges AB	536,918	5,676,350
	Gunnebo AB	158,478	421,904
	Haldex AB	232,013	1,962,617
	Heba Fastighets AB, Class B	50,958	640,359
*	Hembla AB	92,667	1,584,578
	Hemfosa Fastigheter AB	1,119,049	13,825,089
	HIQ International AB	176,375	991,279
#	HMS Networks AB	93,914	1,470,386
#	Hoist Finance AB	404,367	3,242,773
	Holmen AB, Class B	272,681	6,242,634
#	Humana AB	2,657	15,967
	Indutrade AB	328,135	7,876,408

The Continental Small Company Series
continued

		Shares	Value»
SWEDEN — (Continued)
	Inwido AB	330,500	$2,202,554
#	JM AB	452,357	8,580,597
	KappAhl AB	488,702	1,400,763
	Karo Pharma AB	1,055,923	4,263,393
	Kindred Group P.L.C.	1,027,612	10,955,573
#	Klovern AB, Class B	3,842,814	4,433,935
	KNOW IT AB	159,367	3,099,260
	Kungsleden AB	1,240,420	8,670,710
#	Lagercrantz Group AB, Class B	387,276	3,809,697
	Lindab International AB	517,119	3,613,102
	Loomis AB, Class B	455,780	14,092,550
# *	Medivir AB, Class B	169,635	670,373
#	Mekonomen AB	142,380	1,667,704
#	Mekonomen AB	81,359	951,292
	Modern Times Group MTG AB, Class B	30,768	1,135,759
	Momentum Group AB, Class B	178,233	1,789,260
#	MQ Holding AB	25,122	33,921
#	Mycronic AB	466,944	5,856,782
#	NCC AB, Class B	29,960	446,447
	Nederman Holding AB	27,214	297,297
# *	Net Insight AB, Class B	1,129,868	339,499
#	NetEnt AB	939,633	4,819,442
	New Wave Group AB, Class B	388,933	2,364,409
	Nobia AB	748,449	4,760,859
	Nobina AB	622,440	4,153,295
	Nolato AB, Class B	181,018	8,335,132
	Nordic Waterproofing Holding A.S.	44,044	357,346
	NP3 Fastigheter AB	139,802	933,038
	OEM International AB, Class B	46,319	1,060,981
#	Opus Group AB	1,440,504	880,527
# *	Orexo AB	44,899	305,054
	Oriflame Holding AG	237,287	5,601,588
	Pandox AB	142,822	2,439,944
	Peab AB	1,197,346	10,539,714
	Platzer Fastigheter Holding AB, Class B	178,603	1,153,244
#	Pricer AB, Class B	870,927	971,003
	Proact IT Group AB	50,975	979,413
# *	Qliro Group AB	795,678	1,049,885
*	Radisson Hospitality AB	213,747	825,273
	Ratos AB, Class B	648,130	1,750,454
# *	RaySearch Laboratories AB	132,924	1,675,244
*	Recipharm AB, Class B	284,468	4,209,430
#	Resurs Holding AB	360,191	2,386,083
#	Rottneros AB	641,827	825,560
	Sagax AB, Class B	156,242	2,179,396
*	SAS AB	802,789	1,812,672
	Scandi Standard AB	329,799	2,021,672
	Scandic Hotels Group AB	390,549	3,569,952
	Sectra AB, Class B	93,020	2,425,720
	Semcon AB	107,246	621,153
# *	Sensys Gatso Group AB	3,866,489	721,196
	SkiStar AB	162,619	4,238,030
	Sweco AB, Class B	315,292	7,108,900
#	Systemair AB	84,050	888,703
	Thule Group AB	620,285	12,282,017
	Troax Group AB	45,534	1,263,432
	VBG Group AB, Class B	26,108	399,020

The Continental Small Company Series
continued

		Shares	Value»
SWEDEN — (Continued)
	Vitrolife AB	378,460	$5,605,812
#	Wallenstam AB, Class B	969,780	8,737,590
	Wihlborgs Fastigheter AB	936,784	10,568,912
TOTAL SWEDEN			427,579,156

SWITZERLAND — (10.7%)
	Allreal Holding AG	91,312	14,007,421
*	Alpiq Holding AG	11,764	992,656
	ALSO Holding AG	34,151	3,870,521
#	ams AG	285,353	11,116,567
	APG SGA SA	8,084	2,847,027
# *	Arbonia AG	306,121	3,840,152
# *	Aryzta AG	543,826	5,072,227
	Ascom Holding AG	227,366	3,626,010
#	Autoneum Holding AG	20,419	3,946,638
	Bachem Holding AG, Class B	17,748	2,075,336
#	Banque Cantonale de Geneve	9,027	1,743,121
	Banque Cantonale du Jura SA	4,071	220,397
	Banque Cantonale Vaudoise	11,753	8,784,360
	Belimo Holding AG	2,689	12,026,394
	Bell Food Group AG	11,143	3,494,155
	Bellevue Group AG	55,759	1,212,263
	Berner Kantonalbank AG	25,819	5,432,634
	BFW Liegenschaften AG	2,894	126,098
	BKW AG	119,029	7,549,510
	Bobst Group SA	55,474	4,193,227
	Bossard Holding AG, Class A	39,127	6,379,430
	Bucher Industries AG	46,421	12,802,466
	Burckhardt Compression Holding AG	19,886	6,589,568
#	Burkhalter Holding AG	21,961	1,715,242
	Calida Holding AG	28,754	896,261
	Carlo Gavazzi Holding AG	2,222	603,835
	Cembra Money Bank AG	196,416	16,472,947
	Cham Group AG	2,308	982,247
#	Cicor Technologies, Ltd.	14,473	723,166
	Cie Financiere Tradition SA	10,069	1,059,635
	Coltene Holding AG	24,027	2,452,134
	Conzzeta AG	8,845	7,909,232
	Daetwyler Holding AG	47,843	7,263,354
	DKSH Holding AG	191,649	12,920,997
#	dormakaba Holding AG	21,077	15,205,814
*	Dottikon Es Holding AG	143	72,783
#	Dufry AG	45,079	5,079,495
	EFG International AG	553,849	3,906,712
	Emmi AG	14,170	10,299,298
	Energiedienst Holding AG	74,815	2,190,750
# *	Evolva Holding SA	3,298,014	851,065
#	Feintool International Holding AG	13,613	1,275,552
	Flughafen Zurich AG	67,199	13,280,723
	Forbo Holding AG	7,693	11,291,704
	GAM Holding AG	1,257,924	7,304,947
	Georg Fischer AG	28,198	26,233,883
	Gurit Holding AG	2,451	2,225,416
	Helvetia Holding AG	49,892	30,560,119
	Hiag Immobilien Holding AG	14,198	1,675,756
#	HOCHDORF Holding AG	7,010	1,069,006

The Continental Small Company Series
continued

		Shares	Value»
SWITZERLAND — (Continued)
	Huber & Suhner AG	77,713	$5,319,439
	Hypothekarbank Lenzburg AG	6	26,686
	Implenia AG	105,240	5,850,337
	Inficon Holding AG	10,930	5,242,178
	Interroll Holding AG	4,329	8,008,926
	Intershop Holding AG	9,490	4,663,193
	Investis Holding SA	1,343	81,592
	Jungfraubahn Holding AG	9,390	1,235,095
	Kardex AG	42,751	5,557,203
	Komax Holding AG	24,491	6,708,220
#	Kudelski SA	235,411	1,657,162
*	Lastminute.com NV	22,489	412,636
	LEM Holding SA	3,773	4,312,670
	Liechtensteinische Landesbank AG	48,777	3,147,386
	Logitech International SA	409,386	15,157,223
	Luzerner Kantonalbank AG	18,465	9,258,968
*	MCH Group AG	6,654	184,873
#	Meier Tobler Group AG	22,913	397,023
	Metall Zug AG	964	2,846,860
# *	Meyer Burger Technology AG	1,377,244	721,020
	Mikron Holding AG	8,692	78,710
	Mobilezone Holding AG	231,042	2,563,322
	Mobimo Holding AG	40,753	9,074,986
# *	Newron Pharmaceuticals SpA	27,706	236,674
	OC Oerlikon Corp. AG	1,336,754	15,908,963
# *	Orascom Development Holding AG	94,045	1,381,486
#	Orell Fuessli Holding AG	5,028	481,048
	Orior AG	35,374	3,124,604
#	Panalpina Welttransport Holding AG	69,270	8,464,816
	Phoenix Mecano AG	4,053	2,195,641
	Plazza AG, Class A	6,745	1,500,424
	PSP Swiss Property AG	288,164	27,804,076
	Rieter Holding AG	18,515	2,499,439
	Romande Energie Holding SA	2,625	3,127,935
#	Schaffner Holding AG	3,238	867,527
*	Schmolz + Bickenbach AG	3,277,068	2,405,540
	Schweiter Technologies AG	6,163	6,998,164
	SFS Group AG	104,451	10,246,159
	Siegfried Holding AG	27,314	10,956,112
	St Galler Kantonalbank AG	13,623	6,708,052
	Sulzer AG	115,041	11,547,026
	Sunrise Communications Group AG	247,924	21,822,731
	Swiss Prime Site AG	37,441	3,038,088
	Swissquote Group Holding SA	61,345	3,189,350
	Tamedia AG	15,444	1,816,829
	Tecan Group AG	36,214	8,169,434
	Temenos AG	43,948	6,040,081
	Thurgauer Kantonalbank	3,152	323,849
	Tornos Holding AG	18,498	150,762
#	u-blox Holding AG	48,136	6,031,697
	Valiant Holding AG	106,613	12,038,633
	Valora Holding AG	24,609	6,156,328
#	VAT Group AG	174,607	17,520,466
	Vaudoise Assurances Holding SA	6,190	3,110,545
	Vetropack Holding AG	1,254	2,870,414
# *	Von Roll Holding AG	339,643	413,832
	Vontobel Holding AG	173,187	10,745,409

The Continental Small Company Series
continued

		Shares	Value»
	SWITZERLAND — (Continued)
	VP Bank AG	19,888	$3,200,671
	VZ Holding AG	15,617	4,424,043
	Walliser Kantonalbank	18,866	2,116,315
	Warteck Invest AG	2	3,795
#	Ypsomed Holding AG	21,974	2,949,431
	Zehnder Group AG	68,022	2,721,493
	Zug Estates Holding AG, Class B	1,110	1,878,767
	Zuger Kantonalbank AG	681	3,934,881
	TOTAL SWITZERLAND		641,097,489

	UNITED KINGDOM — (0.1%)
	Rhi Magnesita NV	64,888	3,245,372
	TOTAL COMMON STOCKS		5,349,800,068

	PREFERRED STOCKS — (0.6%)

	GERMANY — (0.6%)
	Biotest AG	90,555	2,401,594
#	Draegerwerk AG & Co. KGaA	51,411	2,759,831
	Fuchs Petrolub SE	33,984	1,573,109
	Jungheinrich AG	305,730	10,129,405
	Sartorius AG	73,965	10,698,533
	Sixt SE	102,981	7,077,064
	STO SE & Co. KGaA	12,355	1,276,770
	Villeroy & Boch AG	50,436	821,654
	TOTAL GERMANY		36,737,960

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
# *	Intercell AG Rights 05/16/13	254,689	0

	NORWAY — (0.0%)
*	Magnora ASA Rights 11/09/18	96,156	61,026

	SPAIN — (0.0%)
*	Vidrala SA Rights 11/12/18	102,005	410,150

	SWEDEN — (0.0%)
# *	Dustin Group AB Rights 11/07/18	374,818	58,735
	TOTAL RIGHTS/WARRANTS		529,911
	TOTAL INVESTMENT SECURITIES		5,387,067,939

			Value
	SECURITIES LENDING COLLATERAL — (9.9%)
@ §	DFA Short Term Investment Fund	50,963,280	589,645,154
	TOTAL INVESTMENTS — (100.0%) (Cost $5,396,620,915)		$5,976,713,093
____________________

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$169,446,465	—	$169,446,465
Belgium	$9,566,655	206,662,220	—	216,228,875
Denmark	—	322,812,585	—	322,812,585
Finland	—	369,853,152	—	369,853,152
France	—	672,734,134	—	672,734,134
Germany	—	861,996,572	—	861,996,572
Ireland	—	60,806,923	—	60,806,923
Israel	886,593	155,853,987	—	156,740,580
Italy	—	534,704,724	—	534,704,724
Netherlands	13,210,242	345,414,669	—	358,624,911
Norway	—	143,504,930	—	143,504,930
Portugal	—	66,870,212	—	66,870,212
Spain	—	343,553,988	—	343,553,988
Sweden	961,312	426,617,844	—	427,579,156
Switzerland	—	641,097,489	—	641,097,489
United Kingdom	—	3,245,372	—	3,245,372
Preferred Stocks
Germany	—	36,737,960	—	36,737,960
Rights/Warrants
Norway	—	61,026	—	61,026
Spain	—	410,150	—	410,150
Sweden	—	58,735	—	58,735
Securities Lending Collateral	—	589,645,154	—	589,645,154
TOTAL	$24,624,802	$5,952,088,291	—	$5,976,713,093

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2018

		Shares	Value»
COMMON STOCKS — (88.1%)
CANADA — (88.1%)
*	5N Plus, Inc.	548,829	$1,234,026
#	Absolute Software Corp.	240,788	1,408,384
#	Acadian Timber Corp.	63,938	828,579
# *	Advantage Oil & Gas, Ltd.	1,328,942	2,977,993
	Aecon Group, Inc.	432,401	6,217,745
# *	Africa Oil Corp.	1,350,699	1,241,480
#	AG Growth International, Inc.	103,058	4,600,797
	AGF Management, Ltd., Class B	487,635	1,996,546
#	AGT Food & Ingredients, Inc.	151,923	2,024,178
*	Aimia, Inc.	1,008,217	3,025,149
#	AirBoss of America Corp.	100,662	903,813
	AKITA Drilling, Ltd., Class A	71,362	240,684
*	Alacer Gold Corp.	2,049,779	3,347,658
	Alamos Gold, Inc., Class A	2,679,504	10,706,209
#	Alaris Royalty Corp.	295,445	4,317,947
	Alcanna, Inc.	226,411	1,616,669
*	Alexco Resource Corp.	4,700	4,213
	Algoma Central Corp.	41,690	377,489
# *	Alio Gold, Inc.	204,318	145,892
#	Altius Minerals Corp.	269,586	2,590,499
	Altus Group, Ltd.	263,514	5,766,902
# *	Americas Silver Corp.	170,412	339,155
# *	Amerigo Resources, Ltd.	473,700	352,635
#	Andrew Peller, Ltd., Class A	144,800	1,645,492
*	Argonaut Gold, Inc.	1,240,797	1,215,867
*	Aritzia, Inc.	345,670	5,086,124
*	Arrow Exploration Corp.	117,200	62,319
# *	Asanko Gold, Inc.	949,993	728,849
	Atco, Ltd., Class I	34,700	1,011,649
# *	Athabasca Oil Corp.	3,197,876	3,109,333
*	ATS Automation Tooling Systems, Inc.	529,030	7,780,030
#	AutoCanada, Inc.	178,738	1,356,369
*	B2Gold Corp.	6,592,719	16,275,845
#	Badger Daylighting, Ltd.	238,081	4,810,631
# *	Baytex Energy Corp.	3,627,429	7,412,194
# *	Bellatrix Exploration, Ltd.	366,319	311,654
#	Birchcliff Energy, Ltd.	1,666,359	5,253,059
#	Bird Construction, Inc.	308,144	1,594,030
*	Black Diamond Group, Ltd.	340,892	805,328
*	BlackPearl Resources, Inc.	1,652,801	1,506,598
	BMTC Group, Inc.	20,581	234,193
#	Bonavista Energy Corp.	1,670,600	1,586,274
#	Bonterra Energy Corp.	181,418	2,040,944
	Boralex, Inc., Class A	371,884	4,802,330
#	Brookfield Real Estate Services, Inc.	43,369	535,338
# *	BSM Technologies, Inc.	21,200	15,299
	Caledonia Mining Corp. P.L.C.	540	2,937
# *	Calfrac Well Services, Ltd.	874,615	3,002,970
	Calian Group, Ltd.	33,855	666,325
	Canaccord Genuity Group, Inc.	842,465	4,415,670
# *	Canacol Energy, Ltd.	921,342	2,582,514
#	Canadian Western Bank	625,580	14,550,693
*	Canfor Corp.	440,670	6,329,955
	Canfor Pulp Products, Inc.	217,215	3,633,313
	CanWel Building Materials Group, Ltd.	508,922	1,871,079

The Canadian Small Company Series
continued

		Shares	Value»
CANADA — (Continued)
	Capital Power Corp.	692,120	$14,363,416
# *	Capstone Mining Corp.	3,069,355	1,142,454
#	Cardinal Energy, Ltd.	763,603	2,256,382
	Cargojet, Inc.	16,249	988,678
	Cascades, Inc.	494,777	3,848,621
*	Celestica, Inc.	36,408	377,915
*	Celestica, Inc.	768,923	7,978,646
*	Centerra Gold, Inc.	1,552,135	6,060,219
	Cervus Equipment Corp.	45,297	402,235
#	CES Energy Solutions Corp.	1,447,297	3,836,884
#	Chesswood Group, Ltd.	79,442	603,456
# *	China Gold International Resources Corp., Ltd.	1,668,100	2,280,816
#	Cineplex, Inc.	389,686	10,742,303
	Clairvest Group, Inc.	1,900	67,156
#	Clearwater Seafoods, Inc.	116,595	484,466
	Cogeco Communications, Inc.	106,272	5,210,876
	Cogeco, Inc.	39,668	1,862,192
	Colliers International Group, Inc.	222,402	15,103,300
	Computer Modelling Group, Ltd.	491,883	2,944,311
# *	Conifex Timber, Inc.	37,840	71,860
# *	Continental Gold, Inc.	982,848	1,702,224
# *	Copper Mountain Mining Corp.	972,155	701,544
	Corby Spirit and Wine, Ltd.	78,567	1,151,843
#	Corus Entertainment, Inc., Class B	815,412	3,072,235
	Cott Corp.	96,682	1,454,097
	Cott Corp.	886,570	13,347,881
#	Crescent Point Energy Corp.	745,175	3,520,824
# *	Crew Energy, Inc.	1,228,076	1,156,758
*	CRH Medical Corp.	503,991	1,569,648
*	Delphi Energy Corp.	1,106,839	479,242
# *	Denison Mines Corp.	3,418,235	2,155,141
*	Descartes Systems Group, Inc. (The)	434,588	13,297,280
*	Detour Gold Corp.	1,130,078	8,335,339
#	DHX Media, Ltd.	854,435	1,596,650
# *	DIRTT Environmental Solutions	292,068	1,539,711
	Dorel Industries, Inc., Class B	198,380	3,242,917
*	DREAM Unlimited Corp., Class A	395,785	2,179,681
*	Dundee Precious Metals, Inc.	1,421,222	3,713,778
# *	Echelon Financial Holdings, Inc.	14,650	122,413
	ECN Capital Corp.	2,293,308	6,079,718
# *	eCobalt Solutions, Inc.	100,900	49,820
	E-L Financial Corp., Ltd.	6,578	4,058,378
# *	Eldorado Gold Corp.	4,604,593	3,078,007
#	Element Fleet Management Corp.	2,029,664	11,948,723
# *	Endeavour Mining Corp.	476,720	7,311,307
# *	Endeavour Silver Corp.	753,440	1,516,667
	Enerflex, Ltd.	595,858	7,187,683
# *	Energy Fuels, Inc.	434,690	1,452,873
	Enerplus Corp.	1,620,219	15,076,670
	Enghouse Systems, Ltd.	124,957	6,915,847
#	Ensign Energy Services, Inc.	933,075	3,636,047
*	Epsilon Energy, Ltd.	312,073	616,347
#	Equitable Group, Inc.	77,602	3,566,350
*	Essential Energy Services Trust	1,034,741	314,403
	Evertz Technologies, Ltd.	181,953	2,240,463
#	Exchange Income Corp.	89,484	2,054,166
#	Exco Technologies, Ltd.	179,248	1,256,758

The Canadian Small Company Series
continued

		Shares	Value»
CANADA — (Continued)
# *	EXFO, Inc.	60,487	$169,085
#	Extendicare, Inc.	673,630	3,766,126
	Fiera Capital Corp.	267,337	2,516,089
#	Firm Capital Mortgage Investment Corp.	169,818	1,661,480
# *	First Majestic Silver Corp.	1,195,031	6,635,784
# *	First Mining Gold Corp.	815,900	185,932
#	First National Financial Corp.	100,937	2,065,588
	FirstService Corp.	1,234	90,576
	FirstService Corp.	193,886	14,224,247
# *	Fission Uranium Corp.	2,083,500	1,060,386
*	Fortuna Silver Mines, Inc.	1,210,391	4,597,178
#	Freehold Royalties, Ltd.	615,558	4,521,589
# *	Frontera Energy Corp.	197,080	2,571,943
	Gamehost, Inc.	68,173	531,319
*	GASFRAC Energy Services, Inc.	91,560	9
*	GDI Integrated Facility Services, Inc.	700	9,332
*	Gear Energy, Ltd.	901,000	574,910
	Genesis Land Development Corp.	76,842	193,790
#	Genworth MI Canada, Inc.	313,480	10,289,393
	Gibson Energy, Inc.	526,901	8,341,082
*	Glacier Media, Inc.	171,625	83,436
#	Gluskin Sheff & Associates, Inc.	215,296	1,834,951
#	GMP Capital, Inc.	396,287	580,982
	goeasy, Ltd.	65,139	2,134,107
*	Golden Star Resources, Ltd.	481,845	1,698,326
*	GoldMoney, Inc.	47,400	84,974
*	Gran Tierra Energy, Inc.	2,881,425	8,820,800
#	Granite Oil Corp.	226,808	206,745
*	Great Canadian Gaming Corp.	395,819	12,748,472
# *	Great Panther Silver, Ltd.	834,051	544,862
	Guardian Capital Group, Ltd., Class A	79,314	1,452,589
# *	Guyana Goldfields, Inc.	1,150,118	1,546,362
*	Heroux-Devtek, Inc.	199,654	1,889,695
#	High Arctic Energy Services, Inc.	93,400	251,157
#	High Liner Foods, Inc.	138,391	890,404
# *	Home Capital Group, Inc.	503,946	4,995,629
	Horizon North Logistics, Inc.	980,944	1,929,921
#	Hudbay Minerals, Inc.	1,705,186	6,696,655
#	Hudson’s Bay Co.	662,726	4,263,959
*	IAMGOLD Corp.	3,238,297	11,118,616
*	IBI Group, Inc.	103,000	314,528
# *	Imperial Metals Corp.	346,592	347,527
*	Indigo Books & Music, Inc.	12,232	128,225
	Information Services Corp.	11,174	126,046
	Innergex Renewable Energy, Inc.	675,689	6,266,977
*	Interfor Corp.	472,408	5,224,855
*	International Tower Hill Mines, Ltd.	13,001	5,925
*	Intertain Group, Ltd. (The)	70,628	610,541
#	Intertape Polymer Group, Inc.	360,977	4,768,423
	Invesque, Inc.	173,866	1,281,392
# *	Ivanhoe Mines, Ltd., Class A	3,002,775	5,656,791
#	Jamieson Wellness, Inc.	72,015	1,239,044
#	Just Energy Group, Inc.	720,976	2,338,537
#	K-Bro Linen, Inc.	63,653	1,798,211
*	Kelt Exploration, Ltd.	1,174,340	5,423,668
*	Kinaxis, Inc.	160,274	10,820,884
*	Kingsway Financial Services, Inc.	13,070	34,650

The Canadian Small Company Series
continued

		Shares	Value»
CANADA — (Continued)
	Kirkland Lake Gold, Ltd.	112,432	$2,206,023
*	Knight Therapeutics, Inc.	764,725	4,565,869
	KP Tissue, Inc.	26,000	141,411
#	Labrador Iron Ore Royalty Corp.	423,456	9,199,621
# *	Largo Resources, Ltd.	522,593	1,583,916
	Lassonde Industries, Inc., Class A	14,200	2,504,537
#	Laurentian Bank of Canada	300,158	9,475,914
# *	Leagold Mining Corp.	282,642	313,462
	Leon’s Furniture, Ltd.	151,275	1,990,264
	Linamar Corp.	293,286	12,144,039
#	Lucara Diamond Corp.	1,842,003	3,050,299
# *	Lundin Gold, Inc.	151,909	540,039
	Lundin Mining Corp.	117,800	484,103
*	Lydian International, Ltd.	83,014	11,981
	Magellan Aerospace Corp.	94,076	1,357,776
# *	Mainstreet Equity Corp.	29,849	1,082,450
*	Major Drilling Group International, Inc.	615,212	2,177,742
# *	Mandalay Resources Corp.	1,371,135	67,700
	Maple Leaf Foods, Inc.	418,116	9,509,205
# *	Marathon Gold Corp.	172,000	97,991
	Martinrea International, Inc.	565,348	4,891,423
#	Maxar Technologies, Ltd.	311,689	4,659,531
*	Maxim Power Corp.	92,234	152,737
#	Mediagrif Interactive Technologies, Inc.	30,070	242,122
#	Medical Facilities Corp.	202,024	2,151,526
# *	MEG Energy Corp.	1,549,736	12,396,004
	Melcor Developments, Ltd.	52,840	561,935
# *	Midas Gold Corp.	49,164	25,022
*	Mitel Networks Corp.	449,025	4,932,127
	Morguard Corp.	20,668	2,795,506
#	Morneau Shepell, Inc.	329,911	6,836,547
	Mountain Province Diamonds, Inc.	140,800	237,439
	MTY Food Group, Inc.	129,905	6,702,203
#	Mullen Group, Ltd.	670,527	6,978,024
*	Neptune Wellness Solutions, Inc.	20,274	76,233
	Nevsun Resources, Ltd.	2,058,709	9,148,428
# *	New Gold, Inc.	3,824,551	3,050,460
#	NFI Group, Inc.	371,520	12,533,103
*	Nighthawk Gold Corp.	17,500	5,118
#	Norbord, Inc.	240,661	6,136,953
	North American Construction Group, Ltd.	172,534	1,838,772
	North West Co., Inc. (The)	377,836	8,237,224
# *	Northern Dynasty Minerals, Ltd.	106,100	49,969
	Northland Power, Inc.	694,905	10,689,222
*	NuVista Energy, Ltd.	1,310,626	5,276,553
# *	Obsidian Energy, Ltd.	3,864,779	2,818,328
#	OceanaGold Corp.	3,947,774	11,365,463
*	Orbite Technologies, Inc.	73,500	294
#	Osisko Gold Royalties, Ltd.	805,793	6,169,926
# *	Osisko Mining, Inc.	396,577	804,330
# *	Painted Pony Energy, Ltd.	782,649	1,242,536
	Pan American Silver Corp.	1,053,915	15,523,120
# *	Paramount Resources, Ltd., Class A	499,113	3,647,285
*	Parex Resources, Inc.	1,004,921	14,633,549
#	Parkland Fuel Corp.	549,825	18,464,631
	Pason Systems, Inc.	462,079	6,974,446
# *	Pengrowth Energy Corp.	3,272,369	2,262,035

The Canadian Small Company Series
continued

		Shares	Value»
CANADA — (Continued)
#	Peyto Exploration & Development Corp.	1,016,614	$8,293,847
# *	Photon Control, Inc.	255,994	338,357
*	PHX Energy Services Corp.	285,274	606,758
# *	Pine Cliff Energy, Ltd.	496,700	109,418
	Pivot Technology Solutions, Inc.	53,300	38,868
	Pizza Pizza Royalty Corp.	174,412	1,116,862
# *	Points International, Ltd.	43,259	539,238
	Polaris Infrastructure, Inc.	88,400	717,837
	Pollard Banknote, Ltd.	18,400	341,178
# *	PolyMet Mining Corp.	642,081	570,652
# *	Precision Drilling Corp.	2,116,935	5,113,641
# *	Premier Gold Mines, Ltd.	1,131,049	1,477,765
	Premium Brands Holdings Corp.	175,712	11,816,463
# *	Pretium Resources, Inc.	293,903	2,342,407
# *	Pretium Resources, Inc.	746,317	5,986,636
#	Pulse Seismic, Inc.	308,039	528,822
	Quarterhill, Inc.	791,676	986,250
# *	Questerre Energy Corp., Class A	797,460	284,710
# *	Rb Energy, Inc.	396,013	396
*	Real Matters, Inc.	24,000	68,183
	Recipe Unlimited Corp.	104,977	2,165,806
	Reitmans Canada, Ltd., Class A	263,612	760,929
#	Richelieu Hardware, Ltd.	337,996	6,485,456
	Rocky Mountain Dealerships, Inc.	112,555	872,089
#	Rogers Sugar, Inc.	604,636	2,438,845
# *	Roxgold, Inc.	1,217,860	758,590
	Russel Metals, Inc.	424,396	7,846,708
# *	Sabina Gold & Silver Corp.	1,739,121	1,889,128
*	Sandstorm Gold, Ltd.	1,323,001	4,894,234
	Savaria Corp.	143,200	1,847,040
# *	Seabridge Gold, Inc.	109,635	1,385,792
#	Secure Energy Services, Inc.	1,113,316	7,256,068
*	SEMAFO, Inc.	2,125,321	4,649,569
	ShawCor, Ltd.	417,375	7,571,055
*	Sherritt International Corp.	658,861	280,271
#	Sienna Senior Living, Inc.	312,115	3,935,667
# *	Sierra Wireless, Inc.	262,244	4,727,145
	Sleep Country Canada Holdings, Inc.	235,048	4,742,204
*	Solium Capital, Inc.	42,466	358,709
# *	Source Energy Services, Ltd.	27,900	50,228
# *	Sprott Resource Holdings, Inc.	29,895	32,473
#	Sprott, Inc.	1,500,187	3,430,107
*	SSR Mining, Inc.	826,105	8,095,070
	Stantec, Inc.	606,624	15,787,108
#	Stella-Jones, Inc.	323,806	10,370,057
# *	STEP Energy Services, Ltd.	62,896	178,208
*	Storm Resources, Ltd.	2,300	4,176
# *	Stornoway Diamond Corp.	1,818,797	373,030
*	Strad Energy Services, Ltd.	19,447	23,119
# *	Street Capital Group, Inc.	120,227	75,801
	Stuart Olson, Inc.	156,459	590,680
# *	SunOpta, Inc.	365,050	2,784,080
	Superior Plus Corp.	1,140,753	10,251,136
	Supremex, Inc.	11,691	26,553
#	Surge Energy, Inc.	1,946,656	3,016,581
	Swiss Water Decaffeinated Coffee, Inc.	1,800	6,467
# *	Tahoe Resources, Inc.	1,876,416	4,432,872

The Canadian Small Company Series
continued

		Shares	Value»
CANADA — (Continued)
*	Tamarack Valley Energy, Ltd.	1,428,040	$3,850,919
# *	Tanzanian Royalty Exploration Corp.	207,891	78,169
*	Taseko Mines, Ltd.	1,417,826	969,306
*	TeraGo, Inc.	6,100	45,086
*	Teranga Gold Corp.	636,014	1,744,092
# *	Tervita Corp.	84,998	483,598
	TFI International, Inc.	570,089	18,971,931
*	Theratechnologies, Inc.	11,390	73,889
#	Tidewater Midstream and Infrastructure, Ltd.	717,200	779,062
#	Timbercreek Financial Corp.	449,604	3,080,579
# *	TMAC Resources, Inc.	88,413	333,114
	TMX Group, Ltd.	180,578	11,356,339
	TORC Oil & Gas, Ltd.	1,100,490	4,522,504
*	Torex Gold Resources, Inc.	522,329	4,757,283
	Toromont Industries, Ltd.	114,313	5,381,989
#	Torstar Corp., Class B	393,289	289,787
	Total Energy Services, Inc.	280,579	2,031,160
	TransAlta Corp.	1,877,409	9,911,499
#	TransAlta Renewables, Inc.	848,516	6,993,352
	Transcontinental, Inc., Class A	507,476	8,353,530
#	TransGlobe Energy Corp.	516,845	1,209,224
# *	Trevali Mining Corp.	4,113,289	1,531,020
# *	Trican Well Service, Ltd.	2,020,540	2,762,712
#	Tricon Capital Group, Inc.	871,605	6,925,435
*	Trinidad Drilling, Ltd.	1,734,484	2,187,127
*	Trisura Group, Ltd.	24,211	477,801
#	Uni-Select, Inc.	263,231	4,333,029
#	Valener, Inc.	292,658	4,370,585
	Vecima Networks, Inc.	6,059	39,766
	Wajax Corp.	140,466	2,493,593
*	Wesdome Gold Mines, Ltd.	798,483	2,298,796
# *	Western Energy Services Corp.	573,097	296,028
#	Western Forest Products, Inc.	2,691,803	3,598,749
	Westshore Terminals Investment Corp.	319,049	5,816,534
	Whitecap Resources, Inc.	2,879,377	14,085,752
	Winpak, Ltd.	176,735	6,131,253
	Yamana Gold, Inc.	6,738,268	15,304,357
*	Yangarra Resources, Ltd.	514,771	1,470,272
# *	Yellow Pages, Ltd.	194,020	1,173,154
	ZCL Composites, Inc.	176,127	896,389
	Zenith Capital Corp.	111,820	6,880
TOTAL CANADA			1,144,091,619

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
# *	Tervita Corp. Warrants 07/19/20	10,964	2,499
TOTAL INVESTMENT SECURITIES			1,144,094,118

			Value†
SECURITIES LENDING COLLATERAL — (11.9%)
@ §	DFA Short Term Investment Fund	13,314,106	154,044,207
TOTAL INVESTMENTS — (100.0%)
(Cost $1,577,242,207)			$1,298,138,325

The Canadian Small Company Series
continued

P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2018, based on their valuation inputs is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$27,342,991	—	—	$27,342,991
Consumer Discretionary	67,997,479	$6,880	—	68,004,359
Consumer Staples	61,368,537	—	—	61,368,537
Energy	251,877,403	9	—	251,877,412
Financials	107,274,021	—	—	107,274,021
Healthcare	16,062,725	—	—	16,062,725
Industrials	140,744,515	—	—	140,744,515
Information Technology	54,645,025	—	—	54,645,025
Materials	294,035,468	690	—	294,036,158
Real Estate	50,866,599	—	—	50,866,599
Utilities	71,869,277	—	—	71,869,277
Rights/Warrants
Energy	—	2,499	—	2,499
Securities Lending Collateral	—	154,044,207	—	154,044,207
TOTAL	$1,144,084,040	$154,054,285	—	$1,298,138,325

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date: March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date: March 7, 2019

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date: March 7, 2019